UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4681

Name of Registrant: Vanguard Bond Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1: Schedule of Investments

Vanguard Short-Term Bond Index Fund

Schedule of Investments
As of March 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (71.0%)
U.S. Government Securities (60.8%)
United States Treasury Note/Bond	0.750%	3/31/13	256,308	257,590
United States Treasury Note/Bond	1.750%	4/15/13	187,385	190,314
United States Treasury Note/Bond	0.625%	4/30/13	378,665	380,202
United States Treasury Note/Bond	1.375%	5/15/13	73,740	74,662
United States Treasury Note/Bond	3.625%	5/15/13	246,470	255,752
United States Treasury Note/Bond	0.500%	5/31/13	236,035	236,663
United States Treasury Note/Bond	3.500%	5/31/13	61,560	63,888
United States Treasury Note/Bond	1.125%	6/15/13	206,438	208,566
United States Treasury Note/Bond	0.375%	6/30/13	201,670	201,922
United States Treasury Note/Bond	3.375%	6/30/13	375	390
United States Treasury Note/Bond	0.375%	7/31/13	466,885	467,394
United States Treasury Note/Bond	3.375%	7/31/13	9,200	9,578
United States Treasury Note/Bond	4.250%	8/15/13	126,525	133,365
United States Treasury Note/Bond	0.125%	8/31/13	200,110	199,642
United States Treasury Note/Bond	3.125%	8/31/13	68,460	71,198
United States Treasury Note/Bond	3.125%	9/30/13	127,345	132,718
United States Treasury Note/Bond	0.250%	10/31/13	327,095	326,787
United States Treasury Note/Bond	2.750%	10/31/13	132,705	137,785
United States Treasury Note/Bond	0.500%	11/15/13	24,902	24,968
United States Treasury Note/Bond	4.250%	11/15/13	28,153	29,926
United States Treasury Note/Bond	0.250%	11/30/13	165,270	165,037
United States Treasury Note/Bond	2.000%	11/30/13	70,240	72,172
United States Treasury Note/Bond	0.750%	12/15/13	2,415	2,432
United States Treasury Note/Bond	0.125%	12/31/13	177,185	176,549
United States Treasury Note/Bond	1.500%	12/31/13	25,865	26,390
United States Treasury Note/Bond	0.250%	1/31/14	10,000	9,983
United States Treasury Note/Bond	1.750%	1/31/14	37,340	38,291
United States Treasury Note/Bond	1.250%	2/15/14	33,030	33,588
United States Treasury Note/Bond	4.000%	2/15/14	2,805	2,994
United States Treasury Note/Bond	0.250%	2/28/14	390,475	389,745
United States Treasury Note/Bond	1.875%	2/28/14	262,020	269,553
United States Treasury Note/Bond	1.250%	3/15/14	33,405	33,984
United States Treasury Note/Bond	0.250%	3/31/14	100,000	99,813
United States Treasury Note/Bond	1.750%	3/31/14	241,500	248,141
United States Treasury Note/Bond	1.250%	4/15/14	44,060	44,831
United States Treasury Note/Bond	1.875%	4/30/14	276,005	284,500
United States Treasury Note/Bond	1.000%	5/15/14	48,040	48,655
United States Treasury Note/Bond	2.250%	5/31/14	253,755	263,827
United States Treasury Note/Bond	0.750%	6/15/14	135,765	136,783
United States Treasury Note/Bond	2.625%	6/30/14	245,270	257,418
United States Treasury Note/Bond	0.625%	7/15/14	142,115	142,781
United States Treasury Note/Bond	2.625%	7/31/14	393,725	413,659
United States Treasury Note/Bond	0.500%	8/15/14	109,175	109,329
United States Treasury Note/Bond	4.250%	8/15/14	25,305	27,575
United States Treasury Note/Bond	2.375%	8/31/14	93,461	97,755
United States Treasury Note/Bond	0.250%	9/15/14	56,675	56,392
United States Treasury Note/Bond	2.375%	9/30/14	135,155	141,575
United States Treasury Note/Bond	0.500%	10/15/14	130,355	130,457
United States Treasury Note/Bond	2.375%	10/31/14	351,860	368,848

United States Treasury Note/Bond	0.375%	11/15/14	92,545	92,285
United States Treasury Note/Bond	4.250%	11/15/14	15,000	16,462
United States Treasury Note/Bond	2.125%	11/30/14	250,135	260,923
United States Treasury Note/Bond	0.250%	12/15/14	6,515	6,475
United States Treasury Note/Bond	2.625%	12/31/14	77,505	81,974
United States Treasury Note/Bond	0.250%	1/15/15	17,075	16,963
United States Treasury Note/Bond	2.250%	1/31/15	43,930	46,058
United States Treasury Note/Bond	0.250%	2/15/15	33,350	33,105
United States Treasury Note/Bond	4.000%	2/15/15	44,265	48,636
United States Treasury Note/Bond	11.250%	2/15/15	40,292	52,569
United States Treasury Note/Bond	2.375%	2/28/15	210,497	221,647
United States Treasury Note/Bond	0.375%	3/15/15	137,050	136,514
United States Treasury Note/Bond	2.500%	3/31/15	389,048	411,663
United States Treasury Note/Bond	2.500%	4/30/15	159,417	168,832
United States Treasury Note/Bond	4.125%	5/15/15	44,215	49,058
United States Treasury Note/Bond	2.125%	5/31/15	80,975	84,884
United States Treasury Note/Bond	1.875%	6/30/15	215,453	224,274
United States Treasury Note/Bond	1.750%	7/31/15	144,035	149,369
United States Treasury Note/Bond	4.250%	8/15/15	42,275	47,368
United States Treasury Note/Bond	1.250%	8/31/15	42,898	43,803
United States Treasury Note/Bond	1.250%	9/30/15	107,454	109,654
United States Treasury Note/Bond	1.250%	10/31/15	274,925	280,423
United States Treasury Note/Bond	4.500%	11/15/15	21,000	23,851
United States Treasury Note/Bond	1.375%	11/30/15	233,650	239,237
United States Treasury Note/Bond	2.125%	12/31/15	171,800	180,713
United States Treasury Note/Bond	2.000%	1/31/16	45,350	47,490
United States Treasury Note/Bond	4.500%	2/15/16	119,158	136,157
United States Treasury Note/Bond	2.125%	2/29/16	173,480	182,560
United States Treasury Note/Bond	2.625%	2/29/16	20,000	21,422
United States Treasury Note/Bond	2.250%	3/31/16	10,425	11,028
United States Treasury Note/Bond	2.375%	3/31/16	235,947	250,583
United States Treasury Note/Bond	2.000%	4/30/16	213,180	223,306
United States Treasury Note/Bond	2.625%	4/30/16	55,760	59,776
United States Treasury Note/Bond	5.125%	5/15/16	207,175	243,269
United States Treasury Note/Bond	1.750%	5/31/16	370,725	384,512
United States Treasury Note/Bond	1.500%	6/30/16	226,120	232,056
United States Treasury Note/Bond	1.500%	7/31/16	165,825	170,100
United States Treasury Note/Bond	4.875%	8/15/16	38,175	44,683
United States Treasury Note/Bond	1.000%	8/31/16	154,320	154,923
United States Treasury Note/Bond	3.000%	8/31/16	95,125	103,686
United States Treasury Note/Bond	1.000%	9/30/16	262,830	263,653
United States Treasury Note/Bond	1.000%	10/31/16	273,285	273,924
United States Treasury Note/Bond	0.875%	11/30/16	210,797	209,876
United States Treasury Note/Bond	0.875%	12/31/16	379,796	377,718
United States Treasury Note/Bond	0.875%	1/31/17	83,730	83,193
United States Treasury Note/Bond	0.875%	2/28/17	244,915	243,117
United States Treasury Note/Bond	1.000%	3/31/17	550,000	548,713
				14,788,852
Agency Bonds and Notes (10.2%)
1 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	3,345	3,392
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	1,925	1,992
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	2,250	2,330
1 Federal Farm Credit Bank	1.375%	6/25/13	10,000	10,133
1 Federal Farm Credit Bank	3.875%	10/7/13	17,500	18,421
1 Federal Farm Credit Bank	1.125%	2/27/14	5,250	5,320
1 Federal Farm Credit Bank	2.625%	4/17/14	5,500	5,745
1 Federal Farm Credit Bank	3.000%	9/22/14	1,750	1,855

1 Federal Farm Credit Bank	1.625%	11/19/14	6,950	7,138
1 Federal Farm Credit Bank	1.500%	11/16/15	4,500	4,609
1 Federal Farm Credit Bank	4.875%	12/16/15	12,450	14,275
1 Federal Farm Credit Bank	1.050%	3/28/16	3,525	3,539
1 Federal Farm Credit Bank	5.125%	8/25/16	13,700	16,074
1 Federal Home Loan Banks	1.875%	6/21/13	77,305	78,806
1 Federal Home Loan Banks	5.125%	8/14/13	17,935	19,113
1 Federal Home Loan Banks	0.500%	8/28/13	40,000	40,098
1 Federal Home Loan Banks	4.000%	9/6/13	21,850	22,987
1 Federal Home Loan Banks	5.250%	9/13/13	5,425	5,806
1 Federal Home Loan Banks	4.500%	9/16/13	1,450	1,537
1 Federal Home Loan Banks	3.625%	10/18/13	30,600	32,140
1 Federal Home Loan Banks	0.375%	11/27/13	20,000	20,000
1 Federal Home Loan Banks	4.875%	11/27/13	2,950	3,168
1 Federal Home Loan Banks	3.125%	12/13/13	17,875	18,693
1 Federal Home Loan Banks	0.875%	12/27/13	49,400	49,836
1 Federal Home Loan Banks	0.375%	1/29/14	13,175	13,170
1 Federal Home Loan Banks	1.375%	5/28/14	75,710	77,220
1 Federal Home Loan Banks	2.500%	6/13/14	9,675	10,098
1 Federal Home Loan Banks	5.500%	8/13/14	18,900	21,144
1 Federal Home Loan Banks	0.875%	12/12/14	9,600	9,676
1 Federal Home Loan Banks	2.750%	12/12/14	57,650	60,960
1 Federal Home Loan Banks	1.750%	9/11/15	30,000	30,977
1 Federal Home Loan Banks	5.625%	6/13/16	4,325	4,879
1 Federal Home Loan Banks	4.750%	12/16/16	13,620	15,881
2 Federal Home Loan Mortgage Corp.	1.625%	4/15/13	16,000	16,224
2 Federal Home Loan Mortgage Corp.	3.500%	5/29/13	40,000	41,489
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	116,495	122,779
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	16,540	17,466
2 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	30,800	30,810
2 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	20,000	20,000
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	58,450	60,632
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	16,215	17,402
2 Federal Home Loan Mortgage Corp.	5.000%	1/30/14	9,000	9,749
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	20,000	20,374
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	19,000	19,803
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	9,500	10,472
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	41,950	44,374
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	17,000	17,203
2 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	11,600	11,728
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	19,300	19,528
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	8,150	8,139
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	63,000	63,300
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	45,175	45,220
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	59,475	63,334
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	56,500	56,214
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	17,650	18,237
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	16,500	19,281
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	14,325	15,186
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	25,000	29,638
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	42,515	44,156
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	12,925	12,772
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	20,000	19,952
2 Federal National Mortgage Assn.	4.625%	5/1/13	10,550	11,044
2 Federal National Mortgage Assn.	1.750%	5/7/13	6,314	6,416
2 Federal National Mortgage Assn.	0.500%	8/9/13	82,979	83,198
2 Federal National Mortgage Assn.	1.250%	8/20/13	62,110	62,911

2 Federal National Mortgage Assn.	1.000%	9/23/13	50,000	50,482
2 Federal National Mortgage Assn.	4.625%	10/15/13	9,850	10,494
2 Federal National Mortgage Assn.	0.750%	12/18/13	71,510	71,980
2 Federal National Mortgage Assn.	5.125%	1/2/14	9,550	10,262
2 Federal National Mortgage Assn.	1.250%	2/27/14	27,580	28,022
2 Federal National Mortgage Assn.	2.750%	3/13/14	94,645	98,947
2 Federal National Mortgage Assn.	4.125%	4/15/14	13,450	14,458
2 Federal National Mortgage Assn.	2.500%	5/15/14	43,790	45,687
2 Federal National Mortgage Assn.	1.125%	6/27/14	8,300	8,420
2 Federal National Mortgage Assn.	0.875%	8/28/14	7,450	7,516
2 Federal National Mortgage Assn.	3.000%	9/16/14	45,075	47,805
2 Federal National Mortgage Assn.	4.625%	10/15/14	18,225	20,094
2 Federal National Mortgage Assn.	0.625%	10/30/14	25,000	25,043
2 Federal National Mortgage Assn.	2.625%	11/20/14	8,475	8,934
2 Federal National Mortgage Assn.	0.750%	12/19/14	20,000	20,087
2 Federal National Mortgage Assn.	5.000%	4/15/15	25,000	28,273
2 Federal National Mortgage Assn.	2.375%	7/28/15	65,900	69,432
2 Federal National Mortgage Assn.	4.375%	10/15/15	8,060	9,063
2 Federal National Mortgage Assn.	1.625%	10/26/15	15,200	15,630
2 Federal National Mortgage Assn.	5.000%	3/15/16	52,800	61,124
2 Federal National Mortgage Assn.	2.375%	4/11/16	29,000	30,595
2 Federal National Mortgage Assn.	5.250%	9/15/16	10,100	11,908
2 Federal National Mortgage Assn.	1.250%	9/28/16	11,675	11,737
2 Federal National Mortgage Assn.	1.375%	11/15/16	48,000	48,467
2 Federal National Mortgage Assn.	1.250%	1/30/17	20,000	20,039
2 Federal National Mortgage Assn.	5.000%	2/13/17	35,000	41,196
Private Export Funding Corp.	3.050%	10/15/14	900	955
Private Export Funding Corp.	1.375%	2/15/17	500	502
				2,487,195
Total U.S. Government and Agency Obligations (Cost $16,996,093)				17,276,047
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
3 BA Covered Bond Issuer	5.500%	6/14/12	6,800	6,849
3 Cie de Financement Foncier	2.125%	4/22/13	3,600	3,622
3 Royal Bank of Canada	3.125%	4/14/15	5,750	6,077
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $16,148)				16,548
Corporate Bonds (20.8%)
Finance (9.4%)
Banking (7.0%)
Abbey National Treasury Services plc	2.875%	4/25/14	3,075	3,061
Abbey National Treasury Services plc	4.000%	4/27/16	8,725	8,690
American Express Bank FSB	5.550%	10/17/12	13,150	13,474
American Express Bank FSB	5.500%	4/16/13	2,000	2,093
4 American Express Co.	6.800%	9/1/66	1,925	1,968
American Express Credit Corp.	5.875%	5/2/13	6,750	7,100
American Express Credit Corp.	7.300%	8/20/13	8,675	9,386
American Express Credit Corp.	5.125%	8/25/14	17,000	18,493
American Express Credit Corp.	2.750%	9/15/15	4,175	4,331
American Express Credit Corp.	2.800%	9/19/16	15,450	15,856
American Express Credit Corp.	2.375%	3/24/17	2,825	2,838
Banco Bradesco SA	8.750%	10/24/13	1,500	1,639
Banco Santander Chile	2.875%	11/13/12	625	625
BanColombia SA	4.250%	1/12/16	2,600	2,718
Bank of America Corp.	5.375%	9/11/12	6,175	6,268
Bank of America Corp.	4.900%	5/1/13	13,600	14,003
Bank of America Corp.	7.375%	5/15/14	13,230	14,356
Bank of America Corp.	5.375%	6/15/14	2,525	2,652

Bank of America Corp.	5.125%	11/15/14	6,050	6,326
Bank of America Corp.	4.500%	4/1/15	15,900	16,463
Bank of America Corp.	3.700%	9/1/15	5,475	5,526
Bank of America Corp.	5.250%	12/1/15	6,000	6,263
Bank of America Corp.	3.625%	3/17/16	16,875	16,835
Bank of America Corp.	3.750%	7/12/16	14,400	14,462
Bank of America Corp.	6.500%	8/1/16	11,020	12,090
Bank of America Corp.	5.750%	8/15/16	3,900	4,077
Bank of America Corp.	7.800%	9/15/16	2,967	3,310
Bank of America Corp.	5.625%	10/14/16	1,950	2,076
Bank of America Corp.	5.420%	3/15/17	3,850	3,922
Bank of America NA	5.300%	3/15/17	7,275	7,593
Bank of Montreal	2.125%	6/28/13	7,075	7,212
Bank of Montreal	1.750%	4/29/14	650	661
Bank of Montreal	2.500%	1/11/17	8,700	8,865
Bank of New York Mellon Corp.	4.950%	11/1/12	13,400	13,728
Bank of New York Mellon Corp.	4.500%	4/1/13	2,200	2,284
Bank of New York Mellon Corp.	5.125%	8/27/13	2,830	3,001
Bank of New York Mellon Corp.	4.300%	5/15/14	5,425	5,809
Bank of New York Mellon Corp.	4.950%	3/15/15	1,700	1,863
Bank of New York Mellon Corp.	2.500%	1/15/16	3,000	3,075
Bank of New York Mellon Corp.	2.400%	1/17/17	2,575	2,635
Bank of Nova Scotia	2.375%	12/17/13	9,000	9,250
Bank of Nova Scotia	1.850%	1/12/15	4,365	4,465
Bank of Nova Scotia	3.400%	1/22/15	10,300	10,919
Bank of Nova Scotia	2.050%	10/7/15	5,875	6,044
Bank of Nova Scotia	2.550%	1/12/17	2,525	2,593
3 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	2,000	2,036
Bank One Corp.	4.900%	4/30/15	2,375	2,543
Barclays Bank plc	2.500%	1/23/13	13,100	13,236
Barclays Bank plc	5.200%	7/10/14	13,825	14,646
Barclays Bank plc	2.750%	2/23/15	3,475	3,500
Barclays Bank plc	5.000%	9/22/16	2,000	2,154
BB&T Corp.	3.375%	9/25/13	3,975	4,123
BB&T Corp.	2.050%	4/28/14	2,055	2,094
BB&T Corp.	5.700%	4/30/14	1,330	1,456
BB&T Corp.	5.200%	12/23/15	7,379	8,149
BB&T Corp.	3.200%	3/15/16	2,875	3,022
BB&T Corp.	3.950%	4/29/16	3,250	3,518
BB&T Corp.	2.150%	3/22/17	2,800	2,790
BBVA US Senior SAU	3.250%	5/16/14	4,350	4,337
Bear Stearns Cos. LLC	5.700%	11/15/14	2,875	3,155
Bear Stearns Cos. LLC	5.300%	10/30/15	30	33
BNP Paribas SA	3.250%	3/11/15	9,975	10,098
BNP Paribas SA	3.600%	2/23/16	21,050	21,271
BNY Mellon NA	4.750%	12/15/14	1,300	1,404
Canadian Imperial Bank of Commerce	1.450%	9/13/13	3,200	3,232
Canadian Imperial Bank of Commerce	2.350%	12/11/15	3,740	3,839
Capital One Financial Corp.	7.375%	5/23/14	16,825	18,654
Capital One Financial Corp.	2.150%	3/23/15	2,650	2,652
Capital One Financial Corp.	3.150%	7/15/16	3,350	3,425
Capital One Financial Corp.	6.150%	9/1/16	1,925	2,126
Citigroup Inc.	5.500%	4/11/13	36,445	37,820
Citigroup Inc.	6.500%	8/19/13	8,200	8,680
Citigroup Inc.	6.000%	12/13/13	16,700	17,653
Citigroup Inc.	5.125%	5/5/14	2,525	2,652
Citigroup Inc.	6.375%	8/12/14	15,000	16,257

Citigroup Inc.	5.000%	9/15/14	14,275	14,763
Citigroup Inc.	5.500%	10/15/14	8,610	9,233
Citigroup Inc.	6.010%	1/15/15	6,700	7,270
Citigroup Inc.	2.650%	3/2/15	7,250	7,236
Citigroup Inc.	4.750%	5/19/15	8,925	9,396
Citigroup Inc.	4.700%	5/29/15	2,600	2,753
Citigroup Inc.	4.587%	12/15/15	4,575	4,811
Citigroup Inc.	5.300%	1/7/16	7,575	8,148
Citigroup Inc.	3.953%	6/15/16	11,425	11,738
Citigroup Inc.	4.450%	1/10/17	9,975	10,437
Comerica Bank	5.750%	11/21/16	1,000	1,124
Comerica Inc.	4.800%	5/1/15	1,500	1,556
Comerica Inc.	3.000%	9/16/15	1,900	1,969
Commonwealth Bank of Australia	1.950%	3/16/15	8,500	8,559
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.850%	1/10/14	8,150	8,221
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	5,500	5,540
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	12,325	12,586
Countrywide Financial Corp.	6.250%	5/15/16	2,175	2,265
Credit Suisse	3.450%	7/2/12	16,400	16,518
Credit Suisse	5.000%	5/15/13	12,400	12,872
Credit Suisse	2.200%	1/14/14	4,175	4,215
Credit Suisse	5.500%	5/1/14	16,450	17,670
Credit Suisse	3.500%	3/23/15	15,450	16,070
Credit Suisse USA Inc.	5.500%	8/15/13	975	1,024
Credit Suisse USA Inc.	4.875%	1/15/15	5,755	6,233
Credit Suisse USA Inc.	5.375%	3/2/16	10,121	11,227
Deutsche Bank AG	5.375%	10/12/12	8,650	8,840
Deutsche Bank AG	4.875%	5/20/13	8,550	8,867
Deutsche Bank AG	3.875%	8/18/14	1,200	1,256
Deutsche Bank AG	3.450%	3/30/15	10,350	10,735
Deutsche Bank AG	3.250%	1/11/16	7,175	7,334
Fifth Third Bancorp	6.250%	5/1/13	5,375	5,655
Fifth Third Bancorp	3.625%	1/25/16	8,325	8,766
Fifth Third Bank	4.750%	2/1/15	2,800	2,991
First Horizon National Corp.	5.375%	12/15/15	4,325	4,595
First Tennessee Bank NA	5.050%	1/15/15	3,425	3,504
First Tennessee Bank NA	5.650%	4/1/16	1,146	1,167
Goldman Sachs Group Inc.	4.750%	7/15/13	19,250	19,916
Goldman Sachs Group Inc.	5.250%	10/15/13	5,125	5,362
Goldman Sachs Group Inc.	5.150%	1/15/14	3,575	3,760
Goldman Sachs Group Inc.	6.000%	5/1/14	37,425	40,034
Goldman Sachs Group Inc.	5.125%	1/15/15	4,400	4,688
Goldman Sachs Group Inc.	3.700%	8/1/15	14,350	14,616
Goldman Sachs Group Inc.	5.350%	1/15/16	4,400	4,692
Goldman Sachs Group Inc.	3.625%	2/7/16	24,200	24,196
Goldman Sachs Group Inc.	5.750%	10/1/16	4,000	4,328
Goldman Sachs Group Inc.	5.625%	1/15/17	2,300	2,425
HSBC Bank USA NA	4.625%	4/1/14	1,125	1,182
HSBC Holdings plc	5.250%	12/12/12	3,300	3,382
HSBC USA Inc.	2.375%	2/13/15	9,225	9,280
JPMorgan Chase & Co.	5.375%	10/1/12	16,875	17,274
JPMorgan Chase & Co.	4.750%	5/1/13	5,410	5,632
JPMorgan Chase & Co.	1.650%	9/30/13	3,175	3,213
JPMorgan Chase & Co.	2.050%	1/24/14	675	687

JPMorgan Chase & Co.	4.650%	6/1/14	9,300	9,912
JPMorgan Chase & Co.	5.125%	9/15/14	5,275	5,653
JPMorgan Chase & Co.	3.700%	1/20/15	13,225	13,918
JPMorgan Chase & Co.	4.750%	3/1/15	2,050	2,226
JPMorgan Chase & Co.	1.875%	3/20/15	2,525	2,530
JPMorgan Chase & Co.	5.250%	5/1/15	3,975	4,313
JPMorgan Chase & Co.	3.400%	6/24/15	23,760	24,824
JPMorgan Chase & Co.	5.150%	10/1/15	3,000	3,278
JPMorgan Chase & Co.	2.600%	1/15/16	7,500	7,568
JPMorgan Chase & Co.	3.450%	3/1/16	15,665	16,329
JPMorgan Chase & Co.	3.150%	7/5/16	19,600	20,183
KeyBank NA	5.800%	7/1/14	3,000	3,249
KeyBank NA	4.950%	9/15/15	1,000	1,067
KeyBank NA	5.450%	3/3/16	3,025	3,316
KeyCorp	6.500%	5/14/13	8,075	8,527
Lloyds TSB Bank plc	4.875%	1/21/16	17,075	17,700
Lloyds TSB Bank plc	4.200%	3/28/17	1,150	1,156
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	900	874
Mellon Funding Corp.	5.000%	12/1/14	4,600	5,006
Merrill Lynch & Co. Inc.	6.150%	4/25/13	6,050	6,289
Merrill Lynch & Co. Inc.	5.450%	7/15/14	5,200	5,446
Merrill Lynch & Co. Inc.	5.000%	1/15/15	10,400	10,849
Merrill Lynch & Co. Inc.	6.050%	5/16/16	7,440	7,755
Morgan Stanley	5.250%	11/2/12	9,175	9,380
Morgan Stanley	2.875%	1/24/14	2,425	2,416
Morgan Stanley	4.750%	4/1/14	11,650	11,816
Morgan Stanley	6.000%	5/13/14	13,375	14,013
Morgan Stanley	4.200%	11/20/14	19,575	19,745
Morgan Stanley	4.100%	1/26/15	8,075	8,094
Morgan Stanley	6.000%	4/28/15	5,875	6,149
Morgan Stanley	4.000%	7/24/15	3,000	2,994
Morgan Stanley	5.375%	10/15/15	7,050	7,282
Morgan Stanley	3.450%	11/2/15	6,925	6,775
Morgan Stanley	3.800%	4/29/16	9,700	9,440
Morgan Stanley	5.750%	10/18/16	8,150	8,496
Morgan Stanley	5.450%	1/9/17	5,225	5,350
Morgan Stanley	4.750%	3/22/17	5,000	4,989
National Australia Bank	2.000%	3/9/15	4,975	4,971
National Australia Bank	2.750%	3/9/17	4,975	4,939
National City Bank	4.625%	5/1/13	2,275	2,362
Northern Trust Corp.	5.500%	8/15/13	1,875	1,996
Northern Trust Corp.	4.625%	5/1/14	2,200	2,363
Paribas	6.950%	7/22/13	775	805
PNC Funding Corp.	3.625%	2/8/15	18,675	19,879
PNC Funding Corp.	2.700%	9/19/16	4,950	5,106
PNC Funding Corp.	5.625%	2/1/17	6,775	7,575
Royal Bank of Canada	2.100%	7/29/13	9,300	9,483
Royal Bank of Canada	1.450%	10/30/14	3,100	3,137
Royal Bank of Canada	1.150%	3/13/15	850	849
Royal Bank of Canada	2.625%	12/15/15	18,150	18,976
Royal Bank of Canada	2.300%	7/20/16	2,325	2,382
Royal Bank of Scotland plc	3.400%	8/23/13	2,900	2,937
Royal Bank of Scotland plc	3.250%	1/11/14	8,000	8,117
3 Royal Bank of Scotland plc	4.875%	8/25/14	4,000	4,153
Royal Bank of Scotland plc	4.875%	3/16/15	8,600	8,914
Royal Bank of Scotland plc	3.950%	9/21/15	6,525	6,597
Royal Bank of Scotland plc	4.375%	3/16/16	7,375	7,562

Santander Holdings USA Inc.	4.625%	4/19/16	4,250	4,304
SouthTrust Corp.	5.800%	6/15/14	1,350	1,459
State Street Corp.	4.300%	5/30/14	1,000	1,070
State Street Corp.	2.875%	3/7/16	10,700	11,159
SunTrust Banks Inc.	3.600%	4/15/16	7,175	7,407
SunTrust Banks Inc.	3.500%	1/20/17	2,085	2,116
Svenska Handelsbanken AB	3.125%	7/12/16	7,500	7,649
Toronto-Dominion Bank	1.375%	7/14/14	6,050	6,156
Toronto-Dominion Bank	2.500%	7/14/16	4,585	4,728
Toronto-Dominion Bank	2.375%	10/19/16	7,550	7,732
UBS AG	2.250%	1/28/14	12,975	13,010
UBS AG	3.875%	1/15/15	10,400	10,822
UBS AG	5.875%	7/15/16	4,800	5,062
UFJ Finance Aruba AEC	6.750%	7/15/13	10,100	10,743
Union Bank NA	2.125%	12/16/13	2,550	2,592
Union Bank NA	5.950%	5/11/16	2,300	2,463
Union Bank NA	3.000%	6/6/16	3,150	3,258
US Bancorp	2.000%	6/14/13	13,350	13,574
US Bancorp	1.125%	10/30/13	4,850	4,872
US Bancorp	4.200%	5/15/14	10,725	11,462
US Bancorp	3.150%	3/4/15	4,800	5,065
US Bancorp	3.442%	2/1/16	4,325	4,452
US Bancorp	2.200%	11/15/16	8,605	8,772
US Bank NA	6.300%	2/4/14	1,850	2,025
US Bank NA	4.950%	10/30/14	1,350	1,476
4 US Bank NA	3.778%	4/29/20	1,000	1,045
Wachovia Bank NA	4.800%	11/1/14	4,425	4,746
Wachovia Bank NA	5.000%	8/15/15	10,000	10,866
Wachovia Corp.	5.500%	5/1/13	14,405	15,112
Wachovia Corp.	5.250%	8/1/14	4,150	4,468
Wachovia Corp.	5.625%	10/15/16	10,350	11,526
Wells Fargo & Co.	4.950%	10/16/13	8,775	9,254
Wells Fargo & Co.	3.750%	10/1/14	6,100	6,458
Wells Fargo & Co.	1.250%	2/13/15	15,700	15,630
Wells Fargo & Co.	3.625%	4/15/15	8,100	8,623
Wells Fargo & Co.	3.676%	6/15/16	18,625	19,955
Wells Fargo & Co.	2.625%	12/15/16	1,575	1,610
Wells Fargo Bank NA	4.750%	2/9/15	8,150	8,765
Wells Fargo Bank NA	5.750%	5/16/16	4,825	5,369
Westpac Banking Corp.	2.250%	11/19/12	8,975	9,066
Westpac Banking Corp.	4.200%	2/27/15	5,875	6,297
Westpac Banking Corp.	3.000%	8/4/15	10,625	10,998
Westpac Banking Corp.	3.000%	12/9/15	5,000	5,184
Zions Bancorporation	4.500%	3/27/17	2,475	2,450

Brokerage (0.2%)
Ameriprise Financial Inc.	5.650%	11/15/15	4,500	5,077
BlackRock Inc.	3.500%	12/10/14	5,050	5,404
Charles Schwab Corp.	4.950%	6/1/14	5,034	5,445
Franklin Resources Inc.	2.000%	5/20/13	2,350	2,386
Franklin Resources Inc.	3.125%	5/20/15	1,400	1,463
Jefferies Group Inc.	3.875%	11/9/15	3,900	3,851
Lazard Group LLC	7.125%	5/15/15	1,875	2,031
Nomura Holdings Inc.	5.000%	3/4/15	5,350	5,562
Nomura Holdings Inc.	4.125%	1/19/16	4,000	4,043
Raymond James Financial Inc.	4.250%	4/15/16	575	594

TD Ameritrade Holding Corp.	4.150%	12/1/14	2,775	2,962

Finance Companies (0.8%)
Block Financial LLC	5.125%	10/30/14	3,500	3,621
GATX Corp.	8.750%	5/15/14	1,000	1,139
GATX Corp.	3.500%	7/15/16	3,960	4,026
General Electric Capital Corp.	4.800%	5/1/13	18,525	19,323
General Electric Capital Corp.	1.875%	9/16/13	14,875	15,105
General Electric Capital Corp.	2.100%	1/7/14	1,375	1,404
General Electric Capital Corp.	5.900%	5/13/14	2,750	3,021
General Electric Capital Corp.	5.500%	6/4/14	4,525	4,940
General Electric Capital Corp.	5.650%	6/9/14	4,500	4,924
General Electric Capital Corp.	3.750%	11/14/14	25,700	27,278
General Electric Capital Corp.	3.500%	6/29/15	6,000	6,386
General Electric Capital Corp.	4.375%	9/21/15	2,500	2,741
General Electric Capital Corp.	2.250%	11/9/15	16,500	16,950
General Electric Capital Corp.	2.950%	5/9/16	14,350	15,011
General Electric Capital Corp.	2.900%	1/9/17	7,000	7,259
General Electric Capital Corp.	5.400%	2/15/17	9,600	10,948
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	2,925	2,728
HSBC Finance Corp.	6.375%	11/27/12	4,525	4,675
HSBC Finance Corp.	4.750%	7/15/13	4,675	4,832
HSBC Finance Corp.	5.500%	1/19/16	19,625	21,239
SLM Corp.	5.000%	10/1/13	5,350	5,484
SLM Corp.	5.375%	5/15/14	1,850	1,921
SLM Corp.	5.050%	11/14/14	1,400	1,441
SLM Corp.	5.000%	4/15/15	150	155
SLM Corp.	6.250%	1/25/16	15,525	16,135

Insurance (1.0%)
ACE INA Holdings Inc.	5.875%	6/15/14	1,754	1,935
ACE INA Holdings Inc.	5.600%	5/15/15	2,050	2,313
ACE INA Holdings Inc.	2.600%	11/23/15	3,875	4,031
ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,640
Aegon NV	4.750%	6/1/13	2,532	2,616
Aetna Inc.	6.000%	6/15/16	4,030	4,644
Aflac Inc.	2.650%	2/15/17	1,515	1,532
Allied World Assurance Co. Ltd.	7.500%	8/1/16	4,175	4,755
Allstate Life Global Funding Trusts	5.375%	4/30/13	11,075	11,631
American International Group Inc.	4.250%	5/15/13	7,250	7,417
American International Group Inc.	4.250%	9/15/14	4,600	4,773
American International Group Inc.	4.875%	9/15/16	10,600	11,227
American International Group Inc.	5.600%	10/18/16	2,175	2,358
Aon Corp.	3.500%	9/30/15	3,350	3,507
Aon Corp.	3.125%	5/27/16	3,000	3,106
Assurant Inc.	5.625%	2/15/14	3,655	3,841
Axis Capital Holdings Ltd.	5.750%	12/1/14	1,800	1,927
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	9,350	9,360
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	7,325	7,650
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	3,300	3,490
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,075	3,409
Berkshire Hathaway Inc.	3.200%	2/11/15	18,275	19,398
Chubb Corp.	5.200%	4/1/13	3,000	3,136
Cigna Corp.	2.750%	11/15/16	3,675	3,718
CNA Financial Corp.	5.850%	12/15/14	1,575	1,697
CNA Financial Corp.	6.500%	8/15/16	3,950	4,417
Coventry Health Care Inc.	6.300%	8/15/14	4,500	4,934

Genworth Financial Inc.	5.750%	6/15/14	3,325	3,450
Genworth Financial Inc.	8.625%	12/15/16	2,400	2,688
Hartford Financial Services Group Inc.	5.500%	10/15/16	4,525	4,862
Hartford Financial Services Group Inc.	5.375%	3/15/17	525	561
Jefferson-Pilot Corp.	4.750%	1/30/14	2,400	2,495
Lincoln National Corp.	4.300%	6/15/15	2,000	2,125
4 Lincoln National Corp.	7.000%	5/17/66	4,000	3,870
Loews Corp.	5.250%	3/15/16	1,275	1,411
Manulife Financial Corp.	3.400%	9/17/15	4,025	4,170
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	3,134	3,511
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	700	689
MetLife Inc.	5.000%	11/24/13	2,060	2,194
MetLife Inc.	2.375%	2/6/14	4,175	4,280
MetLife Inc.	5.000%	6/15/15	6,825	7,566
MetLife Inc.	6.750%	6/1/16	3,800	4,512
OneBeacon US Holdings Inc.	5.875%	5/15/13	583	601
Principal Financial Group Inc.	7.875%	5/15/14	4,680	5,226
Principal Life Income Funding Trusts	5.300%	4/24/13	2,350	2,461
Prudential Financial Inc.	4.500%	7/15/13	450	468
Prudential Financial Inc.	4.750%	4/1/14	1,475	1,563
Prudential Financial Inc.	5.100%	9/20/14	1,325	1,431
Prudential Financial Inc.	3.875%	1/14/15	2,750	2,899
Prudential Financial Inc.	6.200%	1/15/15	4,700	5,203
Prudential Financial Inc.	4.750%	9/17/15	3,100	3,370
Prudential Financial Inc.	3.000%	5/12/16	4,515	4,660
4 Reinsurance Group of America Inc.	6.750%	12/15/65	2,800	2,576
Torchmark Corp.	6.375%	6/15/16	1,250	1,387
Transatlantic Holdings Inc.	5.750%	12/14/15	3,275	3,545
Travelers Cos. Inc.	5.500%	12/1/15	4,100	4,641
Travelers Cos. Inc.	6.250%	6/20/16	1,325	1,555
UnitedHealth Group Inc.	4.875%	4/1/13	1,625	1,695
UnitedHealth Group Inc.	5.000%	8/15/14	4,975	5,449
UnitedHealth Group Inc.	1.875%	11/15/16	450	454
Unum Group	7.125%	9/30/16	1,800	2,061
WellPoint Inc.	6.000%	2/15/14	1,700	1,852
WellPoint Inc.	5.000%	12/15/14	1,475	1,617
WellPoint Inc.	5.250%	1/15/16	5,000	5,593
Willis Group Holdings plc	4.125%	3/15/16	2,525	2,555
Willis North America Inc.	5.625%	7/15/15	1,900	2,054
Willis North America Inc.	6.200%	3/28/17	2,200	2,461
XL Group plc	5.250%	9/15/14	1,455	1,537

Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	2,300	2,439
CME Group Inc.	5.750%	2/15/14	2,000	2,180
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,750	1,817
NYSE Euronext	4.800%	6/28/13	2,700	2,827
ORIX Corp.	4.710%	4/27/15	750	787
ORIX Corp.	5.000%	1/12/16	4,590	4,841
ORIX Corp.	3.750%	3/9/17	3,450	3,362

Real Estate Investment Trusts (0.3%)
Arden Realty LP	5.250%	3/1/15	1,250	1,346
AvalonBay Communities Inc.	5.750%	9/15/16	1,250	1,424
Brandywine Operating Partnership LP	5.400%	11/1/14	1,650	1,756
Brandywine Operating Partnership LP	6.000%	4/1/16	2,074	2,209
BRE Properties Inc.	5.500%	3/15/17	2,175	2,401

CommonWealth REIT	6.250%	8/15/16	1,700	1,798
Digital Realty Trust LP	4.500%	7/15/15	5,225	5,475
Duke Realty LP	6.250%	5/15/13	1,500	1,575
Duke Realty LP	7.375%	2/15/15	2,650	2,977
ERP Operating LP	5.200%	4/1/13	1,000	1,033
ERP Operating LP	5.250%	9/15/14	1,430	1,542
ERP Operating LP	6.584%	4/13/15	820	928
ERP Operating LP	5.125%	3/15/16	2,000	2,198
ERP Operating LP	5.375%	8/1/16	475	527
HCP Inc.	5.650%	12/15/13	2,250	2,385
HCP Inc.	2.700%	2/1/14	975	988
HCP Inc.	3.750%	2/1/16	4,600	4,744
Health Care REIT Inc.	6.000%	11/15/13	2,775	2,939
Health Care REIT Inc.	3.625%	3/15/16	4,950	5,020
Health Care REIT Inc.	6.200%	6/1/16	925	1,018
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,400	1,459
Hospitality Properties Trust	7.875%	8/15/14	1,775	1,943
Hospitality Properties Trust	5.625%	3/15/17	2,575	2,743
Kilroy Realty LP	5.000%	11/3/15	2,325	2,477
Kimco Realty Corp.	5.783%	3/15/16	850	934
Liberty Property LP	5.125%	3/2/15	4,500	4,814
ProLogis LP	7.625%	8/15/14	1,400	1,565
Senior Housing Properties Trust	4.300%	1/15/16	1,000	996
Simon Property Group LP	6.750%	5/15/14	6,550	7,189
Simon Property Group LP	4.200%	2/1/15	5,900	6,279
Simon Property Group LP	5.250%	12/1/16	2,225	2,503
Simon Property Group LP	2.800%	1/30/17	4,500	4,615
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	1,100	1,123
Vornado Realty LP	4.250%	4/1/15	1,000	1,042
				2,301,606
Industrial (10.0%)
Basic Industry (1.0%)
Air Products & Chemicals Inc.	2.000%	8/2/16	3,975	4,053
Airgas Inc.	4.500%	9/15/14	1,525	1,636
Airgas Inc.	3.250%	10/1/15	2,950	3,063
Alcoa Inc.	6.000%	7/15/13	1,860	1,969
Alcoa Inc.	5.550%	2/1/17	3,850	4,228
ArcelorMittal	5.375%	6/1/13	8,050	8,342
ArcelorMittal	9.000%	2/15/15	7,100	8,164
ArcelorMittal	3.750%	2/25/15	2,125	2,157
ArcelorMittal	3.750%	8/5/15	575	585
ArcelorMittal	3.750%	3/1/16	4,500	4,495
ArcelorMittal	4.500%	2/25/17	2,400	2,406
ArcelorMittal USA LLC	6.500%	4/15/14	2,500	2,676
Barrick Gold Corp.	1.750%	5/30/14	2,250	2,276
Barrick Gold Corp.	2.900%	5/30/16	5,230	5,453
Barrick Gold Financeco LLC	6.125%	9/15/13	5,450	5,847
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	3,000	3,131
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	18,950	20,687
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	1,150	1,148
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	4,425	4,395
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	1,675	1,954
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,475	3,741
Dow Chemical Co.	7.600%	5/15/14	17,175	19,432
Dow Chemical Co.	5.900%	2/15/15	1,600	1,801
Dow Chemical Co.	2.500%	2/15/16	2,000	2,054
Eastman Chemical Co.	3.000%	12/15/15	1,025	1,063

Ecolab Inc.	2.375%	12/8/14	1,800	1,860
Ecolab Inc.	3.000%	12/8/16	4,500	4,680
EI du Pont de Nemours & Co.	5.000%	7/15/13	4,500	4,752
EI du Pont de Nemours & Co.	1.750%	3/25/14	5,425	5,542
EI du Pont de Nemours & Co.	4.875%	4/30/14	2,550	2,769
EI du Pont de Nemours & Co.	2.750%	4/1/16	2,000	2,113
EI du Pont de Nemours & Co.	5.250%	12/15/16	5,590	6,538
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	125	125
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	1,875	1,855
Georgia-Pacific LLC	7.700%	6/15/15	1,250	1,461
ICI Wilmington Inc.	5.625%	12/1/13	1,600	1,690
International Paper Co.	7.400%	6/15/14	3,000	3,374
International Paper Co.	5.300%	4/1/15	2,500	2,749
International Paper Co.	5.250%	4/1/16	2,950	3,257
3 Kinross Gold Corp.	3.625%	9/1/16	1,500	1,506
Lubrizol Corp.	5.500%	10/1/14	1,850	2,052
Monsanto Co.	2.750%	4/15/16	1,250	1,310
Nucor Corp.	5.000%	6/1/13	275	288
Plum Creek Timberlands LP	5.875%	11/15/15	1,650	1,819
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,000	5,371
PPG Industries Inc.	1.900%	1/15/16	3,675	3,687
Praxair Inc.	3.950%	6/1/13	825	855
Praxair Inc.	4.375%	3/31/14	1,125	1,207
Praxair Inc.	5.250%	11/15/14	2,750	3,062
Praxair Inc.	4.625%	3/30/15	1,625	1,801
Praxair Inc.	5.375%	11/1/16	700	808
Praxair Inc.	5.200%	3/15/17	1,250	1,452
Rio Tinto Alcan Inc.	4.500%	5/15/13	775	809
Rio Tinto Alcan Inc.	5.200%	1/15/14	700	750
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	17,550	20,337
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	2,500	2,554
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	2,025	2,095
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	1,700	1,745
Rio Tinto Finance USA plc	1.125%	3/20/15	2,550	2,551
Rio Tinto Finance USA plc	2.000%	3/22/17	2,700	2,707
Sherwin-Williams Co.	3.125%	12/15/14	1,900	2,007
Teck Resources Ltd.	10.250%	5/15/16	1,750	2,004
Teck Resources Ltd.	3.150%	1/15/17	3,575	3,674
Vale Canada Ltd.	5.700%	10/15/15	1,125	1,242
Vale Overseas Ltd.	6.250%	1/11/16	12,025	13,688
Vale Overseas Ltd.	6.250%	1/23/17	2,500	2,886
WMC Finance USA Ltd.	5.125%	5/15/13	1,600	1,681
Xstrata Canada Corp.	6.000%	10/15/15	1,525	1,693

Capital Goods (0.9%)
3M Co.	4.375%	8/15/13	2,000	2,113
3M Co.	1.375%	9/29/16	5,650	5,681
Bemis Co. Inc.	5.650%	8/1/14	2,875	3,147
Black & Decker Corp.	8.950%	4/15/14	4,000	4,584
Black & Decker Corp.	4.750%	11/1/14	1,025	1,108
Black & Decker Corp.	5.750%	11/15/16	525	609
Boeing Capital Corp.	3.250%	10/27/14	7,525	8,022
Boeing Capital Corp.	2.125%	8/15/16	575	592
Boeing Co.	3.500%	2/15/15	3,325	3,576
Boeing Co.	3.750%	11/20/16	700	771
Caterpillar Financial Services Corp.	2.000%	4/5/13	800	812
Caterpillar Financial Services Corp.	6.200%	9/30/13	2,350	2,545

Caterpillar Financial Services Corp.	6.125%	2/17/14	35,500	39,001
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,000	2,218
Caterpillar Financial Services Corp.	2.650%	4/1/16	1,725	1,810
Caterpillar Financial Services Corp.	2.050%	8/1/16	1,400	1,439
Cooper US Inc.	5.250%	11/15/12	5,250	5,399
Cooper US Inc.	2.375%	1/15/16	2,500	2,554
CRH America Inc.	5.300%	10/15/13	2,075	2,173
CRH America Inc.	4.125%	1/15/16	8,500	8,611
CRH America Inc.	6.000%	9/30/16	3,900	4,238
Danaher Corp.	2.300%	6/23/16	1,500	1,553
Deere & Co.	6.950%	4/25/14	1,325	1,497
Eaton Corp.	4.900%	5/15/13	3,850	4,029
Embraer Overseas Ltd.	6.375%	1/24/17	825	920
General Dynamics Corp.	4.250%	5/15/13	3,800	3,954
General Dynamics Corp.	5.250%	2/1/14	6,100	6,614
General Dynamics Corp.	1.375%	1/15/15	6,000	6,108
Harsco Corp.	2.700%	10/15/15	3,400	3,474
Honeywell International Inc.	4.250%	3/1/13	2,050	2,120
Honeywell International Inc.	3.875%	2/15/14	5,400	5,725
Illinois Tool Works Inc.	5.150%	4/1/14	3,475	3,769
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,800	1,920
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	6,700	7,711
John Deere Capital Corp.	1.600%	3/3/14	1,600	1,631
John Deere Capital Corp.	2.950%	3/9/15	11,075	11,761
John Deere Capital Corp.	1.850%	9/15/16	4,000	4,055
Joy Global Inc.	6.000%	11/15/16	875	990
L-3 Communications Corp.	3.950%	11/15/16	2,050	2,155
Lockheed Martin Corp.	2.125%	9/15/16	5,000	5,063
Northrop Grumman Corp.	1.850%	11/15/15	3,925	3,965
Owens Corning	6.500%	12/1/16	5,104	5,680
Raytheon Co.	1.400%	12/15/14	1,100	1,118
Raytheon Co.	1.625%	10/15/15	2,000	2,037
Roper Industries Inc.	6.625%	8/15/13	1,650	1,759
Tyco International Finance SA	4.125%	10/15/14	7,000	7,486
United Technologies Corp.	4.875%	5/1/15	2,300	2,569
Waste Management Inc.	5.000%	3/15/14	2,075	2,231
Waste Management Inc.	6.375%	3/11/15	1,600	1,830
Waste Management Inc.	2.600%	9/1/16	2,500	2,560

Communication (1.8%)
America Movil SAB de CV	5.500%	3/1/14	2,500	2,704
America Movil SAB de CV	5.750%	1/15/15	5,938	6,598
America Movil SAB de CV	3.625%	3/30/15	6,600	7,007
America Movil SAB de CV	2.375%	9/8/16	5,550	5,624
American Tower Corp.	4.625%	4/1/15	3,709	3,945
AT&T Inc.	6.700%	11/15/13	11,525	12,596
AT&T Inc.	4.850%	2/15/14	7,925	8,510
AT&T Inc.	5.100%	9/15/14	13,800	15,179
AT&T Inc.	2.500%	8/15/15	16,875	17,569
AT&T Inc.	2.950%	5/15/16	5,725	6,048
AT&T Inc.	5.625%	6/15/16	4,850	5,644
AT&T Inc.	1.600%	2/15/17	3,200	3,197
BellSouth Corp.	5.200%	9/15/14	200	220
CBS Corp.	8.200%	5/15/14	1,500	1,709
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	5,675	6,248

Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	21,300	23,032
CenturyLink Inc.	5.000%	2/15/15	700	736
Comcast Corp.	5.300%	1/15/14	5,000	5,376
Comcast Corp.	5.850%	11/15/15	10,000	11,537
Comcast Corp.	5.900%	3/15/16	7,850	9,075
Comcast Corp.	4.950%	6/15/16	2,175	2,445
Comcast Corp.	6.500%	1/15/17	1,425	1,705
COX Communications Inc.	4.625%	6/1/13	3,435	3,588
COX Communications Inc.	5.450%	12/15/14	8,529	9,474
COX Communications Inc.	5.500%	10/1/15	1,775	2,010
Deutsche Telekom International Finance BV	5.250%	7/22/13	4,015	4,228
Deutsche Telekom International Finance BV	5.875%	8/20/13	4,525	4,819
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,100	1,177
Deutsche Telekom International Finance BV	5.750%	3/23/16	1,000	1,133
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	1,875	2,036
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	8,600	9,076
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	6,500	6,825
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	3,125	3,266
3 DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	5,800	5,752
Embarq Corp.	7.082%	6/1/16	18,550	20,879
France Telecom SA	4.375%	7/8/14	10,575	11,297
France Telecom SA	2.125%	9/16/15	600	613
France Telecom SA	2.750%	9/14/16	1,400	1,442
NBCUniversal Media LLC	2.100%	4/1/14	5,000	5,103
NBCUniversal Media LLC	3.650%	4/30/15	2,000	2,134
NBCUniversal Media LLC	2.875%	4/1/16	8,200	8,519
News America Inc.	5.300%	12/15/14	1,450	1,604
Omnicom Group Inc.	5.900%	4/15/16	3,990	4,598
Qwest Corp.	8.375%	5/1/16	5,000	5,902
Reed Elsevier Capital Inc.	7.750%	1/15/14	3,900	4,327
Rogers Communications Inc.	6.375%	3/1/14	3,000	3,302
Rogers Communications Inc.	5.500%	3/15/14	2,150	2,325
Telecom Italia Capital SA	5.250%	11/15/13	1,675	1,730
Telecom Italia Capital SA	6.175%	6/18/14	14,005	14,732
Telecom Italia Capital SA	4.950%	9/30/14	7,514	7,746
Telecom Italia Capital SA	5.250%	10/1/15	2,000	2,066
Telefonica Emisiones SAU	2.582%	4/26/13	5,900	5,930
Telefonica Emisiones SAU	4.949%	1/15/15	1,550	1,587
Telefonica Emisiones SAU	3.729%	4/27/15	8,350	8,379
Telefonica Emisiones SAU	3.992%	2/16/16	12,500	12,510
Thomson Reuters Corp.	5.950%	7/15/13	3,925	4,161
Thomson Reuters Corp.	5.700%	10/1/14	7,250	7,988
Time Warner Cable Inc.	6.200%	7/1/13	7,750	8,256
Time Warner Cable Inc.	7.500%	4/1/14	8,300	9,337
Time Warner Cable Inc.	3.500%	2/1/15	1,125	1,191
Verizon Communications Inc.	5.250%	4/15/13	18,300	19,183
Verizon Communications Inc.	1.950%	3/28/14	6,975	7,145
Verizon Communications Inc.	3.000%	4/1/16	9,500	10,043
Verizon Communications Inc.	2.000%	11/1/16	2,325	2,358
Verizon Global Funding Corp.	4.375%	6/1/13	250	260
Vodafone Group plc	4.150%	6/10/14	11,825	12,633

Vodafone Group plc	3.375%	11/24/15	3,550	3,793
Vodafone Group plc	5.750%	3/15/16	5,250	6,074
Vodafone Group plc	5.625%	2/27/17	8,000	9,335
Vodafone Group plc	1.625%	3/20/17	5,200	5,113
WPP Finance UK	8.000%	9/15/14	4,075	4,667

Consumer Cyclical (1.1%)
AutoZone Inc.	6.500%	1/15/14	5,000	5,473
Best Buy Co. Inc.	6.750%	7/15/13	3,350	3,522
Costco Wholesale Corp.	5.500%	3/15/17	1,925	2,290
CVS Caremark Corp.	4.875%	9/15/14	4,725	5,193
CVS Caremark Corp.	3.250%	5/18/15	8,150	8,645
CVS Caremark Corp.	6.125%	8/15/16	1,000	1,173
Daimler Finance North America LLC	6.500%	11/15/13	4,850	5,268
3 Daimler Finance North America LLC	2.625%	9/15/16	1,225	1,254
eBay Inc.	0.875%	10/15/13	1,975	1,988
eBay Inc.	1.625%	10/15/15	1,975	2,014
Home Depot Inc.	5.250%	12/16/13	4,625	4,988
Home Depot Inc.	5.400%	3/1/16	15,575	17,982
Hyatt Hotels Corp.	3.875%	8/15/16	1,075	1,122
Johnson Controls Inc.	4.875%	9/15/13	1,000	1,056
Johnson Controls Inc.	1.750%	3/1/14	5,000	5,081
Johnson Controls Inc.	5.500%	1/15/16	1,300	1,463
Johnson Controls Inc.	2.600%	12/1/16	800	823
Lowe's Cos. Inc.	5.600%	9/15/12	3,200	3,275
Lowe's Cos. Inc.	5.400%	10/15/16	4,525	5,306
Macy's Retail Holdings Inc.	7.875%	7/15/15	9,225	10,861
Macy's Retail Holdings Inc.	5.900%	12/1/16	2,200	2,524
Marriott International Inc.	6.200%	6/15/16	1,400	1,615
Nordstrom Inc.	6.750%	6/1/14	1,150	1,295
PACCAR Financial Corp.	2.050%	6/17/13	650	661
PACCAR Financial Corp.	1.600%	3/15/17	1,125	1,118
PACCAR Inc.	6.875%	2/15/14	4,450	4,936
Staples Inc.	9.750%	1/15/14	13,325	15,157
Target Corp.	4.000%	6/15/13	825	860
Target Corp.	1.125%	7/18/14	950	962
Target Corp.	5.875%	7/15/16	4,075	4,817
Time Warner Inc.	3.150%	7/15/15	8,900	9,410
Toyota Motor Credit Corp.	1.000%	2/17/15	4,725	4,723
Toyota Motor Credit Corp.	3.200%	6/17/15	11,200	11,899
Toyota Motor Credit Corp.	2.800%	1/11/16	7,225	7,555
Toyota Motor Credit Corp.	2.050%	1/12/17	9,000	9,144
Turner Broadcasting System Inc.	8.375%	7/1/13	2,385	2,604
Viacom Inc.	4.375%	9/15/14	600	646
Viacom Inc.	1.250%	2/27/15	1,200	1,198
Viacom Inc.	6.250%	4/30/16	7,500	8,731
Viacom Inc.	2.500%	12/15/16	1,325	1,358
Wal-Mart Stores Inc.	4.250%	4/15/13	35	36
Wal-Mart Stores Inc.	4.550%	5/1/13	7,575	7,912
Wal-Mart Stores Inc.	7.250%	6/1/13	2,300	2,478
Wal-Mart Stores Inc.	1.625%	4/15/14	9,450	9,655
Wal-Mart Stores Inc.	3.200%	5/15/14	12,569	13,263
Wal-Mart Stores Inc.	2.875%	4/1/15	4,530	4,810
Wal-Mart Stores Inc.	2.250%	7/8/15	4,250	4,436
Wal-Mart Stores Inc.	1.500%	10/25/15	9,975	10,178
Walgreen Co.	4.875%	8/1/13	8,500	8,979
Walt Disney Co.	4.700%	12/1/12	3,700	3,804

Walt Disney Co.	4.500%	12/15/13	325	346
Walt Disney Co.	6.200%	6/20/14	3,000	3,372
Walt Disney Co.	0.875%	12/1/14	6,625	6,661
Walt Disney Co.	1.125%	2/15/17	6,000	5,906
Western Union Co.	6.500%	2/26/14	3,350	3,665
Western Union Co.	5.930%	10/1/16	2,150	2,487
Wyndham Worldwide Corp.	2.950%	3/1/17	3,475	3,442

Consumer Noncyclical (2.8%)
Abbott Laboratories	2.700%	5/27/15	3,900	4,116
Abbott Laboratories	5.875%	5/15/16	10,975	12,942
Altria Group Inc.	8.500%	11/10/13	1,100	1,231
Altria Group Inc.	7.750%	2/6/14	9,500	10,640
Altria Group Inc.	4.125%	9/11/15	8,925	9,736
AmerisourceBergen Corp.	5.875%	9/15/15	1,825	2,093
Amgen Inc.	1.875%	11/15/14	650	664
Amgen Inc.	4.850%	11/18/14	7,325	8,013
Amgen Inc.	2.300%	6/15/16	5,000	5,097
Amgen Inc.	2.500%	11/15/16	625	642
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	7,375	7,476
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	125	127
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	1,200	1,332
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	7,350	7,970
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	9,800	10,323
3 Aristotle Holding Inc.	2.100%	2/12/15	9,100	9,186
3 Aristotle Holding Inc.	2.650%	2/15/17	5,000	5,039
Baxter International Inc.	4.000%	3/1/14	1,650	1,754
Baxter International Inc.	4.625%	3/15/15	2,750	3,036
Baxter International Inc.	5.900%	9/1/16	3,300	3,925
Beam Inc.	6.375%	6/15/14	2,449	2,689
Boston Scientific Corp.	4.500%	1/15/15	1,000	1,073
Boston Scientific Corp.	6.250%	11/15/15	8,000	8,940
Boston Scientific Corp.	6.400%	6/15/16	3,000	3,449
Boston Scientific Corp.	5.125%	1/12/17	1,850	2,034
Bottling Group LLC	5.000%	11/15/13	1,500	1,606
Bottling Group LLC	6.950%	3/15/14	9,325	10,450
Bristol-Myers Squibb Co.	5.250%	8/15/13	1,675	1,783
Brown-Forman Corp.	2.500%	1/15/16	625	643
Bunge Ltd. Finance Corp.	5.875%	5/15/13	1,600	1,674
Bunge Ltd. Finance Corp.	5.350%	4/15/14	5,350	5,683
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	2,062
Bunge Ltd. Finance Corp.	4.100%	3/15/16	1,375	1,435
Cardinal Health Inc.	4.000%	6/15/15	1,875	2,012
CareFusion Corp.	5.125%	8/1/14	5,975	6,461
Celgene Corp.	2.450%	10/15/15	1,600	1,635
Church & Dwight Co. Inc.	3.350%	12/15/15	1,225	1,284
Clorox Co.	5.000%	3/1/13	3,200	3,319
Clorox Co.	5.000%	1/15/15	3,700	4,023
Coca-Cola Co.	0.750%	11/15/13	11,100	11,143
Coca-Cola Co.	3.625%	3/15/14	3,075	3,246
Coca-Cola Co.	1.500%	11/15/15	6,400	6,509
Coca-Cola Co.	1.800%	9/1/16	2,300	2,344
Coca-Cola Enterprises Inc.	2.125%	9/15/15	3,000	3,064
Coca-Cola HBC Finance BV	5.125%	9/17/13	1,800	1,887
Coca-Cola HBC Finance BV	5.500%	9/17/15	2,000	2,211
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	5,375	6,034
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	1,700	1,861

Colgate-Palmolive Co.	0.600%	11/15/14	3,800	3,799
ConAgra Foods Inc.	5.875%	4/15/14	450	491
Corn Products International Inc.	3.200%	11/1/15	350	363
Covidien International Finance SA	1.875%	6/15/13	11,600	11,719
Delhaize Group SA	5.875%	2/1/14	400	430
DENTSPLY International Inc.	2.750%	8/15/16	1,500	1,520
Diageo Capital plc	5.500%	9/30/16	4,000	4,696
Diageo Finance BV	5.500%	4/1/13	1,500	1,573
Diageo Finance BV	5.300%	10/28/15	3,075	3,507
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	325	343
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	4,300	4,467
Eli Lilly & Co.	4.200%	3/6/14	2,425	2,589
Eli Lilly & Co.	5.200%	3/15/17	3,650	4,258
Express Scripts Inc.	6.250%	6/15/14	10,550	11,576
Genentech Inc.	4.750%	7/15/15	5,000	5,578
General Mills Inc.	5.250%	8/15/13	3,325	3,528
General Mills Inc.	5.200%	3/17/15	13,400	14,968
Gilead Sciences Inc.	2.400%	12/1/14	1,050	1,085
Gilead Sciences Inc.	3.050%	12/1/16	1,050	1,093
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	16,650	17,450
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	7,800	8,394
Hasbro Inc.	6.125%	5/15/14	3,000	3,258
Hershey Co.	5.450%	9/1/16	700	813
Hershey Co.	1.500%	11/1/16	3,225	3,245
HJ Heinz Co.	5.350%	7/15/13	1,300	1,377
HJ Heinz Co.	2.000%	9/12/16	1,800	1,832
HJ Heinz Co.	1.500%	3/1/17	600	597
Hospira Inc.	5.900%	6/15/14	675	730
Hospira Inc.	6.050%	3/30/17	1,000	1,113
Johnson & Johnson	1.200%	5/15/14	7,375	7,491
Kellogg Co.	5.125%	12/3/12	2,700	2,784
Kimberly-Clark Corp.	4.875%	8/15/15	175	195
Kraft Foods Inc.	2.625%	5/8/13	13,525	13,788
Kraft Foods Inc.	5.250%	10/1/13	3,200	3,405
Kraft Foods Inc.	6.750%	2/19/14	7,450	8,229
Kraft Foods Inc.	4.125%	2/9/16	10,000	10,857
Kroger Co.	5.000%	4/15/13	1,550	1,617
Kroger Co.	7.500%	1/15/14	9,700	10,817
Kroger Co.	3.900%	10/1/15	500	543
Kroger Co.	2.200%	1/15/17	1,075	1,091
Life Technologies Corp.	4.400%	3/1/15	4,475	4,785
Life Technologies Corp.	3.500%	1/15/16	5,725	5,882
Lorillard Tobacco Co.	3.500%	8/4/16	2,150	2,229
Mattel Inc.	2.500%	11/1/16	1,150	1,175
McKesson Corp.	6.500%	2/15/14	1,465	1,613
McKesson Corp.	3.250%	3/1/16	7,200	7,691
Mead Johnson Nutrition Co.	3.500%	11/1/14	5,225	5,467
Medco Health Solutions Inc.	7.250%	8/15/13	400	431
Medco Health Solutions Inc.	2.750%	9/15/15	5,200	5,345
Medtronic Inc.	4.500%	3/15/14	1,975	2,118
Medtronic Inc.	3.000%	3/15/15	5,300	5,630
Medtronic Inc.	2.625%	3/15/16	2,500	2,612
Merck & Co. Inc.	5.300%	12/1/13	4,375	4,721
Merck & Co. Inc.	4.750%	3/1/15	4,875	5,420
Merck & Co. Inc.	2.250%	1/15/16	18,300	18,988
Newell Rubbermaid Inc.	5.500%	4/15/13	2,520	2,632
Novartis Capital Corp.	1.900%	4/24/13	7,650	7,769

Novartis Capital Corp.	4.125%	2/10/14	7,450	7,926
Novartis Capital Corp.	2.900%	4/24/15	13,125	13,964
PepsiAmericas Inc.	4.375%	2/15/14	1,675	1,782
PepsiAmericas Inc.	4.875%	1/15/15	1,525	1,689
PepsiCo Inc.	3.750%	3/1/14	15,325	16,231
PepsiCo Inc.	3.100%	1/15/15	2,900	3,081
PepsiCo Inc.	2.500%	5/10/16	5,000	5,231
Pfizer Inc.	4.500%	2/15/14	925	992
Pfizer Inc.	5.350%	3/15/15	17,650	19,980
Philip Morris International Inc.	4.875%	5/16/13	16,925	17,731
Philip Morris International Inc.	6.875%	3/17/14	825	924
Philip Morris International Inc.	2.500%	5/16/16	3,000	3,124
Philip Morris International Inc.	1.625%	3/20/17	225	224
Procter & Gamble Co.	0.700%	8/15/14	7,000	7,025
Procter & Gamble Co.	3.500%	2/15/15	3,525	3,788
Procter & Gamble Co.	1.800%	11/15/15	5,075	5,239
Procter & Gamble Co.	4.850%	12/15/15	4,500	5,129
Procter & Gamble Co.	1.450%	8/15/16	3,450	3,481
Quest Diagnostics Inc.	3.200%	4/1/16	2,000	2,096
Reynolds American Inc.	7.250%	6/1/13	1,500	1,597
Reynolds American Inc.	7.625%	6/1/16	375	451
Safeway Inc.	6.250%	3/15/14	11,075	12,173
Sanofi	1.625%	3/28/14	1,175	1,196
Sanofi	1.200%	9/30/14	3,750	3,787
Sanofi	2.625%	3/29/16	10,050	10,518
St. Jude Medical Inc.	2.200%	9/15/13	3,125	3,183
St. Jude Medical Inc.	3.750%	7/15/14	2,950	3,129
Stryker Corp.	3.000%	1/15/15	1,500	1,580
Stryker Corp.	2.000%	9/30/16	3,075	3,139
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	2,750	2,810
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	7,100	7,463
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	1,825	1,853
Thermo Fisher Scientific Inc.	2.050%	2/21/14	150	154
Thermo Fisher Scientific Inc.	3.250%	11/20/14	1,275	1,354
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,600	1,703
Thermo Fisher Scientific Inc.	3.200%	3/1/16	3,300	3,525
Thermo Fisher Scientific Inc.	2.250%	8/15/16	3,000	3,097
Tyson Foods Inc.	10.500%	3/1/14	3,000	3,446
Unilever Capital Corp.	3.650%	2/15/14	1,350	1,428
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,000	4,284
Whirlpool Corp.	5.500%	3/1/13	4,225	4,389
Whirlpool Corp.	8.600%	5/1/14	1,100	1,236
Wyeth LLC	5.500%	2/1/14	2,950	3,217
Wyeth LLC	5.500%	2/15/16	5,600	6,465
Zimmer Holdings Inc.	1.400%	11/30/14	1,075	1,082

Energy (1.0%)
Anadarko Petroleum Corp.	7.625%	3/15/14	14,175	15,797
Anadarko Petroleum Corp.	5.750%	6/15/14	900	978
Apache Corp.	5.250%	4/15/13	1,550	1,625
Apache Corp.	6.000%	9/15/13	4,675	5,031
BP Capital Markets plc	5.250%	11/7/13	11,350	12,138
BP Capital Markets plc	3.625%	5/8/14	8,700	9,156
BP Capital Markets plc	1.700%	12/5/14	4,275	4,358
BP Capital Markets plc	3.875%	3/10/15	10,925	11,729
BP Capital Markets plc	3.125%	10/1/15	8,025	8,479

BP Capital Markets plc	3.200%	3/11/16	9,300	9,837
Canadian Natural Resources Ltd.	1.450%	11/14/14	1,300	1,317
Canadian Natural Resources Ltd.	4.900%	12/1/14	550	605
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,000	4,687
Cenovus Energy Inc.	4.500%	9/15/14	2,950	3,180
Chevron Corp.	3.950%	3/3/14	9,425	10,034
ConocoPhillips	4.750%	2/1/14	14,925	15,991
ConocoPhillips	4.600%	1/15/15	10,000	11,011
Devon Energy Corp.	2.400%	7/15/16	1,800	1,850
Diamond Offshore Drilling Inc.	5.150%	9/1/14	2,000	2,173
Encana Corp.	4.750%	10/15/13	1,125	1,180
EnCana Holdings Finance Corp.	5.800%	5/1/14	3,250	3,546
Ensco plc	3.250%	3/15/16	4,000	4,169
EOG Resources Inc.	6.125%	10/1/13	1,200	1,292
EOG Resources Inc.	2.950%	6/1/15	1,525	1,607
Husky Energy Inc.	5.900%	6/15/14	7,100	7,773
Marathon Petroleum Corp.	3.500%	3/1/16	3,550	3,684
Noble Holding International Ltd.	3.450%	8/1/15	5,000	5,255
Noble Holding International Ltd.	2.500%	3/15/17	700	704
Occidental Petroleum Corp.	1.450%	12/13/13	3,750	3,805
Occidental Petroleum Corp.	2.500%	2/1/16	2,200	2,302
Occidental Petroleum Corp.	4.125%	6/1/16	2,800	3,110
Occidental Petroleum Corp.	1.750%	2/15/17	10,500	10,584
PC Financial Partnership	5.000%	11/15/14	2,000	2,185
Petro-Canada	4.000%	7/15/13	3,210	3,330
Petrohawk Energy Corp.	10.500%	8/1/14	2,400	2,658
Petrohawk Energy Corp.	7.875%	6/1/15	2,400	2,514
Shell International Finance BV	4.000%	3/21/14	21,850	23,286
Shell International Finance BV	3.100%	6/28/15	1,950	2,086
Talisman Energy Inc.	5.125%	5/15/15	4,150	4,532
Total Capital Canada Ltd.	1.625%	1/28/14	2,600	2,608
Total Capital International SA	1.500%	2/17/17	3,500	3,407
Total Capital SA	3.000%	6/24/15	5,125	5,320
Total Capital SA	2.300%	3/15/16	10,225	10,369
Transocean Inc.	4.950%	11/15/15	2,500	2,669
Valero Energy Corp.	4.750%	6/15/13	3,000	3,119
Valero Energy Corp.	4.500%	2/1/15	300	322

Other Industrial (0.0%)
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	2.900%	10/15/14	1,825	1,928

Technology (1.2%)
Adobe Systems Inc.	3.250%	2/1/15	2,925	3,086
Agilent Technologies Inc.	5.500%	9/14/15	3,180	3,574
Amphenol Corp.	4.750%	11/15/14	2,775	3,009
Analog Devices Inc.	5.000%	7/1/14	850	928
Analog Devices Inc.	3.000%	4/15/16	2,000	2,106
Applied Materials Inc.	2.650%	6/15/16	2,500	2,600
Arrow Electronics Inc.	6.875%	7/1/13	800	854
Arrow Electronics Inc.	3.375%	11/1/15	4,200	4,316
Avnet Inc.	6.625%	9/15/16	1,400	1,586
Broadcom Corp.	1.500%	11/1/13	5,400	5,459
CA Inc.	6.125%	12/1/14	5,000	5,511
Cisco Systems Inc.	1.625%	3/14/14	20,000	20,404
Cisco Systems Inc.	2.900%	11/17/14	8,900	9,422
Cisco Systems Inc.	5.500%	2/22/16	5,750	6,664

Dell Inc.	4.700%	4/15/13	3,250	3,385
Dell Inc.	1.400%	9/10/13	1,800	1,818
Dell Inc.	2.100%	4/1/14	3,200	3,279
Dell Inc.	2.300%	9/10/15	750	776
Dell Inc.	3.100%	4/1/16	4,350	4,615
Dun & Bradstreet Corp.	6.000%	4/1/13	1,700	1,780
Dun & Bradstreet Corp.	2.875%	11/15/15	875	902
Equifax Inc.	4.450%	12/1/14	1,000	1,060
Fiserv Inc.	3.125%	6/15/16	675	691
Google Inc.	2.125%	5/19/16	5,575	5,794
Hewlett-Packard Co.	1.250%	9/13/13	3,200	3,205
Hewlett-Packard Co.	6.125%	3/1/14	6,950	7,565
Hewlett-Packard Co.	4.750%	6/2/14	3,300	3,523
Hewlett-Packard Co.	2.625%	12/9/14	375	386
Hewlett-Packard Co.	2.350%	3/15/15	3,850	3,923
Hewlett-Packard Co.	2.125%	9/13/15	2,825	2,846
Hewlett-Packard Co.	2.200%	12/1/15	600	607
Hewlett-Packard Co.	3.000%	9/15/16	7,600	7,805
Hewlett-Packard Co.	3.300%	12/9/16	2,775	2,889
HP Enterprise Services LLC	6.000%	8/1/13	2,850	3,029
IBM International Group Capital LLC	5.050%	10/22/12	7,400	7,590
Intel Corp.	1.950%	10/1/16	5,000	5,142
International Business Machines Corp.	2.100%	5/6/13	15,700	15,983
International Business Machines Corp.	1.000%	8/5/13	7,100	7,149
International Business Machines Corp.	1.250%	5/12/14	3,800	3,852
International Business Machines Corp.	0.875%	10/31/14	5,000	5,020
International Business Machines Corp.	0.550%	2/6/15	5,000	4,954
International Business Machines Corp.	2.000%	1/5/16	2,500	2,572
International Business Machines Corp.	1.950%	7/22/16	10,500	10,754
Juniper Networks Inc.	3.100%	3/15/16	500	517
Lexmark International Inc.	5.900%	6/1/13	1,050	1,095
Maxim Integrated Products Inc.	3.450%	6/14/13	1,200	1,234
Microsoft Corp.	2.950%	6/1/14	7,450	7,825
Microsoft Corp.	1.625%	9/25/15	12,700	13,086
Microsoft Corp.	2.500%	2/8/16	3,800	4,012
Oracle Corp.	4.950%	4/15/13	3,435	3,594
Oracle Corp.	3.750%	7/8/14	11,300	12,099
Oracle Corp.	5.250%	1/15/16	3,089	3,540
Pitney Bowes Inc.	4.875%	8/15/14	2,025	2,149
Pitney Bowes Inc.	4.750%	1/15/16	5,150	5,417
Symantec Corp.	2.750%	9/15/15	3,375	3,505
Texas Instruments Inc.	1.375%	5/15/14	1,825	1,854
Texas Instruments Inc.	2.375%	5/16/16	5,725	5,976
Tyco Electronics Group SA	1.600%	2/3/15	2,800	2,803
Xerox Corp.	8.250%	5/15/14	2,355	2,660
Xerox Corp.	4.250%	2/15/15	19,500	20,716
Xerox Corp.	6.400%	3/15/16	3,000	3,420

Transportation (0.2%)
Canadian National Railway Co.	5.800%	6/1/16	1,250	1,459
Canadian National Railway Co.	1.450%	12/15/16	1,425	1,417
CSX Corp.	5.500%	8/1/13	6,100	6,465
CSX Corp.	6.250%	4/1/15	4,625	5,330
JB Hunt Transport Services Inc.	3.375%	9/15/15	3,100	3,204
Norfolk Southern Corp.	5.257%	9/17/14	1,250	1,380
Norfolk Southern Corp.	5.750%	1/15/16	7,747	8,938
Ryder System Inc.	5.850%	3/1/14	2,850	3,071

Ryder System Inc.	3.150%	3/2/15	1,450	1,502
Ryder System Inc.	7.200%	9/1/15	1,480	1,724
Ryder System Inc.	3.600%	3/1/16	4,000	4,174
Ryder System Inc.	5.850%	11/1/16	100	114
Ryder System Inc.	2.500%	3/1/17	2,400	2,400
4 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	3,098	3,548
United Parcel Service Inc.	3.875%	4/1/14	4,625	4,917
				2,436,606
Utilities (1.4%)
Electric (1.0%)
Arizona Public Service Co.	5.800%	6/30/14	3,500	3,832
Arizona Public Service Co.	4.650%	5/15/15	1,775	1,944
Baltimore Gas & Electric Co.	5.900%	10/1/16	550	638
Carolina Power & Light Co.	6.500%	7/15/12	70	71
Carolina Power & Light Co.	5.125%	9/15/13	3,305	3,514
Carolina Power & Light Co.	5.150%	4/1/15	2,000	2,237
Carolina Power & Light Co.	5.250%	12/15/15	3,000	3,430
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	500	541
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	5,225	5,819
Commonwealth Edison Co.	1.625%	1/15/14	1,375	1,398
Commonwealth Edison Co.	4.700%	4/15/15	3,045	3,351
Commonwealth Edison Co.	5.950%	8/15/16	1,975	2,326
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	4,000	4,139
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	3,350	3,904
Constellation Energy Group Inc.	4.550%	6/15/15	1,850	2,003
Consumers Energy Co.	5.375%	4/15/13	750	786
Consumers Energy Co.	5.500%	8/15/16	2,550	2,924
Dayton Power & Light Co.	5.125%	10/1/13	1,875	1,988
Dominion Resources Inc.	1.800%	3/15/14	3,250	3,317
Dominion Resources Inc.	5.150%	7/15/15	1,795	2,020
Dominion Resources Inc.	1.950%	8/15/16	1,550	1,569
Duke Energy Carolinas LLC	5.750%	11/15/13	1,500	1,621
Duke Energy Corp.	6.300%	2/1/14	14,525	15,908
Duke Energy Corp.	3.350%	4/1/15	1,100	1,164
Duke Energy Indiana Inc.	5.000%	9/15/13	1,125	1,187
Enersis SA	7.375%	1/15/14	1,000	1,085
Entergy Arkansas Inc.	5.400%	8/1/13	1,000	1,052
Exelon Corp.	4.900%	6/15/15	4,875	5,327
Exelon Generation Co. LLC	5.350%	1/15/14	4,125	4,417
FirstEnergy Solutions Corp.	4.800%	2/15/15	4,675	5,054
Florida Power Corp.	5.100%	12/1/15	1,175	1,334
Georgia Power Co.	6.000%	11/1/13	2,000	2,169
Georgia Power Co.	3.000%	4/15/16	2,400	2,541
4 Integrys Energy Group Inc.	6.110%	12/1/66	1,000	1,000
Kentucky Utilities Co.	1.625%	11/1/15	2,550	2,595
LG&E and KU Energy LLC	2.125%	11/15/15	3,000	3,008
Louisville Gas & Electric Co.	1.625%	11/15/15	5,500	5,602
MidAmerican Energy Holdings Co.	5.000%	2/15/14	600	645
Mississippi Power Co.	2.350%	10/15/16	3,000	3,091
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	12,150	12,878
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	3,250	3,534
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	1,200	1,268
Nevada Power Co.	5.875%	1/15/15	1,500	1,686
NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	3,535	3,706

NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	3,775	3,841
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	1,900	1,946
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	3,500	4,211
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,225	2,270
Northern States Power Co.	1.950%	8/15/15	2,200	2,266
NSTAR Electric Co.	4.875%	4/15/14	1,500	1,618
Ohio Edison Co.	6.400%	7/15/16	1,200	1,375
Ohio Power Co.	5.750%	9/1/13	1,575	1,679
Ohio Power Co.	6.000%	6/1/16	425	488
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,975	5,299
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	3,000	3,397
Pacific Gas & Electric Co.	4.800%	3/1/14	12,600	13,553
Peco Energy Co.	5.000%	10/1/14	1,480	1,622
Pepco Holdings Inc.	2.700%	10/1/15	2,200	2,240
PPL Energy Supply LLC	6.300%	7/15/13	2,175	2,313
PSEG Power LLC	2.500%	4/15/13	800	814
PSEG Power LLC	5.500%	12/1/15	3,000	3,370
PSEG Power LLC	2.750%	9/15/16	300	303
Public Service Co. of Colorado	5.500%	4/1/14	1,000	1,094
Public Service Electric & Gas Co.	5.375%	9/1/13	2,000	2,125
Public Service Electric & Gas Co.	0.850%	8/15/14	4,000	4,010
Public Service Electric & Gas Co.	2.700%	5/1/15	1,125	1,182
Scottish Power Ltd.	5.375%	3/15/15	3,000	3,249
Sierra Pacific Power Co.	5.450%	9/1/13	3,769	3,998
Southern California Edison Co.	5.000%	1/15/14	2,000	2,154
Southern California Edison Co.	4.150%	9/15/14	3,000	3,243
Southern Co.	4.150%	5/15/14	800	855
Southern Co.	2.375%	9/15/15	4,810	4,992
Southwestern Electric Power Co.	5.550%	1/15/17	2,825	3,173
TECO Finance Inc.	4.000%	3/15/16	375	402
TransAlta Corp.	4.750%	1/15/15	2,688	2,867
Virginia Electric and Power Co.	5.100%	11/30/12	8,025	8,264
Wisconsin Electric Power Co.	6.000%	4/1/14	2,177	2,403

Natural Gas (0.4%)
Atmos Energy Corp.	4.950%	10/15/14	4,400	4,787
Boardwalk Pipelines LP	5.500%	2/1/17	2,025	2,223
DCP Midstream Operating LP	3.250%	10/1/15	1,000	1,010
Enbridge Inc.	4.900%	3/1/15	4,950	5,370
Energy Transfer Partners LP	6.000%	7/1/13	4,500	4,731
Energy Transfer Partners LP	8.500%	4/15/14	2,828	3,194
Energy Transfer Partners LP	6.125%	2/15/17	4,200	4,713
5 Enron Corp.	9.125%	4/1/03	2,000	—
5 Enron Corp.	7.625%	9/10/04	1,000	—
Enterprise Products Operating LLC	5.650%	4/1/13	2,200	2,299
Enterprise Products Operating LLC	5.900%	4/15/13	1,150	1,204
Enterprise Products Operating LLC	9.750%	1/31/14	2,000	2,295
Enterprise Products Operating LLC	3.200%	2/1/16	10,300	10,823
5 HNG Internorth	9.625%	3/15/06	1,500	—
Kinder Morgan Energy Partners LP	5.850%	9/15/12	4,325	4,424
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,500	1,593
Kinder Morgan Energy Partners LP	3.500%	3/1/16	1,300	1,366
Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000	1,154
National Grid plc	6.300%	8/1/16	5,450	6,299
ONEOK Inc.	5.200%	6/15/15	1,825	2,001
ONEOK Partners LP	3.250%	2/1/16	13,200	13,800
Sempra Energy	6.500%	6/1/16	1,500	1,769

Sempra Energy	2.300%	4/1/17	8,900	9,014
Spectra Energy Capital LLC	5.668%	8/15/14	1,000	1,083
Texas Gas Transmission LLC	4.600%	6/1/15	325	346
TransCanada PipeLines Ltd.	4.000%	6/15/13	2,225	2,314
TransCanada PipeLines Ltd.	3.400%	6/1/15	8,700	9,303
Williams Partners LP	3.800%	2/15/15	3,225	3,426
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	2,000	2,406

				333,186
Total Corporate Bonds (Cost $4,916,176)				5,071,398
Sovereign Bonds (U.S. Dollar-Denominated) (7.5%)
African Development Bank	3.000%	5/27/14	15,375	16,087
African Development Bank	1.125%	3/15/17	7,000	6,929
Asian Development Bank	1.625%	7/15/13	11,600	11,782
Asian Development Bank	3.625%	9/5/13	5,850	6,089
Asian Development Bank	2.750%	5/21/14	24,500	25,641
Asian Development Bank	0.875%	6/10/14	12,250	12,337
Asian Development Bank	2.625%	2/9/15	17,550	18,522
Asian Development Bank	2.500%	3/15/16	12,350	13,031
Asian Development Bank	1.125%	3/15/17	7,300	7,295
Banco do Brasil SA	3.875%	1/23/17	2,275	2,334
China Development Bank Corp.	4.750%	10/8/14	1,375	1,455
China Development Bank Corp.	5.000%	10/15/15	3,450	3,800
Corp. Andina de Fomento	5.200%	5/21/13	5,575	5,798
Corp. Andina de Fomento	5.125%	5/5/15	2,925	3,141
Corp. Andina de Fomento	3.750%	1/15/16	2,950	3,077
Corp. Andina de Fomento	5.750%	1/12/17	400	447
Council Of Europe Development Bank	1.500%	1/15/15	3,000	3,030
Council Of Europe Development Bank	2.750%	2/10/15	3,700	3,872
Council Of Europe Development Bank	2.625%	2/16/16	4,600	4,827
Council Of Europe Development Bank	1.250%	9/22/16	6,000	5,928
Council Of Europe Development Bank	1.500%	2/22/17	1,750	1,730
6 Development Bank of Japan	5.125%	2/1/17	3,700	4,273
European Bank for Reconstruction &
Development	3.625%	6/17/13	4,000	4,142
European Bank for Reconstruction &
Development	5.000%	5/19/14	3,400	3,700
European Bank for Reconstruction &
Development	2.750%	4/20/15	6,250	6,585
European Bank for Reconstruction &
Development	1.625%	9/3/15	1,750	1,794
European Bank for Reconstruction &
Development	2.500%	3/15/16	9,950	10,495
European Bank for Reconstruction &
Development	1.375%	10/20/16	7,600	7,666
European Investment Bank	3.250%	5/15/13	7,750	7,938
European Investment Bank	1.875%	6/17/13	14,500	14,704
European Investment Bank	4.250%	7/15/13	16,950	17,716
European Investment Bank	1.250%	9/17/13	14,150	14,273
European Investment Bank	1.250%	2/14/14	69,625	70,458
European Investment Bank	2.375%	3/14/14	8,175	8,431
European Investment Bank	3.000%	4/8/14	8,000	8,359
European Investment Bank	1.500%	5/15/14	24,825	25,215
European Investment Bank	4.625%	5/15/14	4,350	4,703
European Investment Bank	3.125%	6/4/14	28,950	30,426

European Investment Bank	1.125%	8/15/14	29,050	29,306
European Investment Bank	0.875%	12/15/14	11,625	11,625
European Investment Bank	2.875%	1/15/15	11,000	11,577
European Investment Bank	2.750%	3/23/15	11,225	11,812
European Investment Bank	1.125%	4/15/15	5,550	5,578
European Investment Bank	1.625%	9/1/15	22,950	23,384
European Investment Bank	1.375%	10/20/15	13,500	13,625
European Investment Bank	2.250%	3/15/16	9,350	9,662
European Investment Bank	2.500%	5/16/16	12,900	13,477
European Investment Bank	2.125%	7/15/16	11,500	11,855
European Investment Bank	5.125%	9/13/16	4,000	4,643
European Investment Bank	1.250%	10/14/16	22,000	21,851
European Investment Bank	4.875%	1/17/17	6,200	7,169
Export Development Canada	3.125%	4/24/14	8,050	8,500
Export Development Canada	1.500%	5/15/14	6,000	6,138
Export Development Canada	2.250%	5/28/15	4,725	4,952
Export Development Canada	1.250%	10/27/15	3,000	3,057
Export Development Canada	1.250%	10/26/16	4,000	4,036
Export-Import Bank of Korea	8.125%	1/21/14	8,300	9,146
Export-Import Bank of Korea	5.875%	1/14/15	5,175	5,644
Export-Import Bank of Korea	5.125%	3/16/15	1,700	1,821
Export-Import Bank of Korea	4.125%	9/9/15	7,125	7,465
Export-Import Bank of Korea	3.750%	10/20/16	2,400	2,484
Export-Import Bank of Korea	4.000%	1/11/17	6,075	6,349
Federative Republic of Brazil	10.250%	6/17/13	4,600	5,114
Federative Republic of Brazil	10.500%	7/14/14	5,725	6,984
Federative Republic of Brazil	7.875%	3/7/15	11,325	13,500
Federative Republic of Brazil	6.000%	1/17/17	4,000	4,748
Hydro Quebec	2.000%	6/30/16	7,525	7,732
Inter-American Development Bank	1.625%	7/15/13	10,225	10,346
Inter-American Development Bank	0.375%	11/8/13	5,000	4,980
Inter-American Development Bank	3.000%	4/22/14	10,550	11,087
Inter-American Development Bank	4.500%	9/15/14	3,000	3,259
Inter-American Development Bank	2.250%	7/15/15	6,975	7,311
Inter-American Development Bank	4.250%	9/14/15	5,550	6,157
Inter-American Development Bank	1.375%	10/18/16	16,750	16,954
Inter-American Development Bank	1.125%	3/15/17	8,850	8,833
International Bank for Reconstruction &
Development	3.625%	5/21/13	5,500	5,697
International Bank for Reconstruction &
Development	1.750%	7/15/13	43,400	44,120
International Bank for Reconstruction &
Development	3.500%	10/8/13	9,490	9,918
International Bank for Reconstruction &
Development	0.500%	11/26/13	7,400	7,412
International Bank for Reconstruction &
Development	2.375%	5/26/15	25,650	26,936
International Bank for Reconstruction &
Development	2.125%	3/15/16	22,525	23,496
International Bank for Reconstruction &
Development	5.000%	4/1/16	4,600	5,274
International Bank for Reconstruction &
Development	1.000%	9/15/16	23,200	23,121
International Finance Corp.	3.000%	4/22/14	22,625	23,778
International Finance Corp.	2.750%	4/20/15	13,550	14,340
International Finance Corp.	1.125%	11/23/16	15,200	15,232
6 Japan Bank for International Cooperation	4.250%	6/18/13	6,150	6,387

6 Japan Bank for International Cooperation	2.875%	2/2/15	6,600	6,964
6 Japan Bank for International Cooperation	1.875%	9/24/15	4,200	4,301
6 Japan Bank for International Cooperation	2.500%	1/21/16	6,200	6,484
6 Japan Bank for International Cooperation	2.500%	5/18/16	6,300	6,559
6 Japan Bank for International Cooperation	2.250%	7/13/16	11,900	12,334
6 Japan Finance Organization for Municipalities	4.625%	4/21/15	5,075	5,607
7 KFW	3.500%	5/16/13	12,375	12,783
7 KFW	1.375%	7/15/13	26,825	27,161
7 KFW	4.000%	10/15/13	6,125	6,440
7 KFW	1.375%	1/13/14	16,775	16,975
7 KFW	3.500%	3/10/14	9,425	9,942
7 KFW	1.500%	4/4/14	24,900	25,321
7 KFW	2.750%	10/21/14	20,825	21,931
7 KFW	1.000%	1/12/15	17,450	17,541
7 KFW	2.625%	3/3/15	10,650	11,175
7 KFW	1.250%	10/26/15	26,725	26,904
7 KFW	2.625%	2/16/16	18,050	19,096
7 KFW	5.125%	3/14/16	10,875	12,492
7 KFW	2.000%	6/1/16	18,175	18,801
7 KFW	1.250%	10/5/16	24,100	24,049
7 KFW	1.250%	2/15/17	23,100	22,960
Korea Development Bank	5.750%	9/10/13	5,525	5,822
Korea Development Bank	8.000%	1/23/14	5,000	5,497
Korea Development Bank	4.375%	8/10/15	11,275	11,863
Korea Development Bank	3.250%	3/9/16	1,875	1,896
Korea Finance Corp.	3.250%	9/20/16	4,200	4,212
7 Landwirtschaftliche Rentenbank	4.125%	7/15/13	15,650	16,267
7 Landwirtschaftliche Rentenbank	2.500%	2/15/16	10,150	10,632
7 Landwirtschaftliche Rentenbank	2.125%	7/15/16	11,400	11,752
7 Landwirtschaftliche Rentenbank	5.125%	2/1/17	6,000	7,000
Nordic Investment Bank	2.625%	10/6/14	6,700	7,003
Nordic Investment Bank	2.500%	7/15/15	2,625	2,760
Nordic Investment Bank	2.250%	3/15/16	4,825	5,014
Nordic Investment Bank	5.000%	2/1/17	7,650	8,978
Nordic Investment Bank	1.000%	3/7/17	4,850	4,820
8 Oesterreichische Kontrollbank AG	1.750%	10/5/15	12,000	12,099
8 Oesterreichische Kontrollbank AG	4.875%	2/16/16	5,000	5,626
8 Oesterreichische Kontrollbank AG	2.000%	6/3/16	7,850	7,945
Petrobras International Finance Co. - Pifco	9.125%	7/2/13	2,500	2,731
Petrobras International Finance Co. - Pifco	7.750%	9/15/14	1,625	1,836
Petrobras International Finance Co. - Pifco	3.875%	1/27/16	16,050	16,838
Petrobras International Finance Co. - Pifco	3.500%	2/6/17	8,700	8,903
Petroleos Mexicanos	4.875%	3/15/15	9,250	10,040
Province of British Columbia	2.850%	6/15/15	6,075	6,466
Province of British Columbia	2.100%	5/18/16	8,500	8,909
Province of Manitoba	2.125%	4/22/13	1,950	1,984
Province of Manitoba	1.375%	4/28/14	1,600	1,627
Province of Manitoba	2.625%	7/15/15	4,525	4,775
Province of Manitoba	4.900%	12/6/16	4,000	4,596
Province of Nova Scotia	2.375%	7/21/15	4,250	4,431
Province of Ontario	1.375%	1/27/14	15,425	15,655
Province of Ontario	4.100%	6/16/14	46,150	49,623
Province of Ontario	2.950%	2/5/15	18,525	19,555
Province of Ontario	2.700%	6/16/15	5,750	6,065
Province of Ontario	1.875%	9/15/15	900	928
Province of Ontario	2.300%	5/10/16	14,300	14,881
Province of Ontario	1.600%	9/21/16	9,700	9,835

Province of Saskatchewan	7.375%	7/15/13	1,000	1,085
Quebec	4.875%	5/5/14	7,700	8,373
Quebec	4.600%	5/26/15	7,400	8,245
Quebec	5.125%	11/14/16	6,000	6,983
Republic of Canada	2.375%	9/10/14	9,100	9,524
Republic of Canada	0.875%	2/14/17	11,000	10,910
Republic of Columbia	8.250%	12/22/14	4,000	4,694
Republic of Columbia	7.375%	1/27/17	600	741
Republic of Italy	2.125%	9/16/13	3,925	3,940
Republic of Italy	4.500%	1/21/15	13,050	13,490
Republic of Italy	3.125%	1/26/15	16,450	16,368
Republic of Italy	4.750%	1/25/16	13,000	13,325
Republic of Italy	5.250%	9/20/16	19,200	19,824
Republic of Korea	4.250%	6/1/13	3,225	3,326
Republic of Korea	5.750%	4/16/14	6,350	6,855
Republic of Korea	4.875%	9/22/14	3,925	4,220
Republic of Panama	7.250%	3/15/15	6,000	6,939
Republic of Peru	9.875%	2/6/15	2,500	3,069
Republic of Poland	5.250%	1/15/14	3,975	4,204
Republic of Poland	3.875%	7/16/15	14,895	15,621
Republic of South Africa	6.500%	6/2/14	5,050	5,561
State of Israel	4.625%	6/15/13	2,350	2,434
State of Israel	5.125%	3/1/14	2,000	2,123
State of Israel	5.500%	11/9/16	4,025	4,551
Statoil ASA	3.875%	4/15/14	1,150	1,225
Statoil ASA	2.900%	10/15/14	4,900	5,154
Statoil ASA	1.800%	11/23/16	2,025	2,050
Svensk Exportkredit AB	3.250%	9/16/14	4,850	5,083
Svensk Exportkredit AB	1.750%	10/20/15	4,400	4,436
Svensk Exportkredit AB	2.125%	7/13/16	5,500	5,578
Svensk Exportkredit AB	5.125%	3/1/17	6,250	7,056
United Mexican States	5.875%	2/17/14	24,650	26,721
United Mexican States	6.625%	3/3/15	7,900	9,030
United Mexican States	11.375%	9/15/16	4,625	6,556
United Mexican States	5.625%	1/15/17	7,050	8,132
Total Sovereign Bonds (Cost $1,793,899)				1,838,012
Taxable Municipal Bonds (0.1%)
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	1,600	1,698
California GO	5.250%	4/1/14	2,300	2,486
California GO	3.950%	11/1/15	3,300	3,502
California GO	5.650%	4/1/39	2,250	2,362
Howard Hughes Medical Institute Maryland
GO	3.450%	9/1/14	1,100	1,172
Illinois GO	4.071%	1/1/14	9,080	9,413
Illinois GO	4.511%	3/1/15	550	578
Illinois GO	5.365%	3/1/17	5,000	5,433
Puerto Rico Government Development Bank
GO	3.670%	5/1/14	700	714
Puerto Rico Government Development Bank
GO	4.704%	5/1/16	1,500	1,550
University of California Revenue	0.887%	7/1/13	1,050	1,057
Total Taxable Municipal Bonds (Cost $29,009)				29,965

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
9 Vanguard Market Liquidity Fund (Cost
$191,948)	0.123%	191,948,482	191,948

Total Investments (100.3%) (Cost $23,943,273)			24,423,918
Other Assets and Liabilities-Net (-0.3%)			(79,653)
Net Assets (100%)			24,344,265

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate value of these securities was $45,474,000, representing 0.2% of net assets.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Non-income-producing security--security in default.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Federal Republic of Germany.
8 Guaranteed by the Republic of Austria.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Short-Term Bond Index Fund

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	17,276,047	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	16,548	—
Corporate Bonds	—	5,071,398	—
Sovereign Bonds	—	1,838,012	—
Taxable Municipal Bonds	—	29,965	—
Temporary Cash Investments	191,948	—	—
Total	191,948	24,231,970	—

C. At March 31, 2012, the cost of investment securities for tax purposes was $23,943,273,000. Net unrealized appreciation of investment securities for tax purposes was $480,645,000, consisting of unrealized gains of $497,546,000 on securities that had risen in value since their purchase and $16,901,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Bond Index Fund

Schedule of Investments
As of March 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (53.8%)
U.S. Government Securities (50.7%)
United States Treasury Note/Bond	3.125%	1/31/17	28,470	31,290
United States Treasury Note/Bond	4.625%	2/15/17	120,805	141,418
United States Treasury Note/Bond	0.875%	2/28/17	20,000	19,853
United States Treasury Note/Bond	3.000%	2/28/17	180,310	197,270
United States Treasury Note/Bond	3.250%	3/31/17	95,065	105,226
United States Treasury Note/Bond	3.125%	4/30/17	9,060	9,974
United States Treasury Note/Bond	4.500%	5/15/17	151,905	177,705
United States Treasury Note/Bond	8.750%	5/15/17	61,950	85,627
United States Treasury Note/Bond	2.750%	5/31/17	75,095	81,278
United States Treasury Note/Bond	2.500%	6/30/17	43,475	46,491
United States Treasury Note/Bond	2.375%	7/31/17	51,500	54,735
United States Treasury Note/Bond	4.750%	8/15/17	178,660	212,103
United States Treasury Note/Bond	8.875%	8/15/17	71,285	100,078
United States Treasury Note/Bond	1.875%	8/31/17	3,765	3,901
United States Treasury Note/Bond	1.875%	9/30/17	65,335	67,632
United States Treasury Note/Bond	1.875%	10/31/17	60,400	62,486
United States Treasury Note/Bond	4.250%	11/15/17	2,315	2,693
United States Treasury Note/Bond	2.250%	11/30/17	19,075	20,118
United States Treasury Note/Bond	2.625%	1/31/18	10,725	11,528
United States Treasury Note/Bond	3.500%	2/15/18	208,690	234,417
United States Treasury Note/Bond	2.875%	3/31/18	8,645	9,414
United States Treasury Note/Bond	2.625%	4/30/18	49,000	52,637
United States Treasury Note/Bond	3.875%	5/15/18	152,280	174,766
United States Treasury Note/Bond	2.375%	5/31/18	4,950	5,237
United States Treasury Note/Bond	2.250%	7/31/18	4,275	4,485
United States Treasury Note/Bond	4.000%	8/15/18	215,285	249,427
United States Treasury Note/Bond	1.500%	8/31/18	375	376
United States Treasury Note/Bond	1.375%	9/30/18	14,350	14,247
United States Treasury Note/Bond	1.750%	10/31/18	34,320	34,845
United States Treasury Note/Bond	3.750%	11/15/18	289,640	331,140
United States Treasury Note/Bond	1.375%	11/30/18	24,920	24,671
United States Treasury Note/Bond	1.250%	1/31/19	33,950	33,223
United States Treasury Note/Bond	2.750%	2/15/19	195,435	210,460
United States Treasury Note/Bond	8.875%	2/15/19	51,850	76,835
United States Treasury Note/Bond	1.375%	2/28/19	32,800	32,323
United States Treasury Note/Bond	3.125%	5/15/19	394,410	434,159
United States Treasury Note/Bond	3.625%	8/15/19	390,915	443,505
United States Treasury Note/Bond	8.125%	8/15/19	3,775	5,481
United States Treasury Note/Bond	3.375%	11/15/19	405,489	452,501
United States Treasury Note/Bond	3.625%	2/15/20	438,932	497,569
United States Treasury Note/Bond	8.500%	2/15/20	33,131	49,629
United States Treasury Note/Bond	3.500%	5/15/20	398,600	448,114
United States Treasury Note/Bond	2.625%	8/15/20	298,360	314,445
United States Treasury Note/Bond	8.750%	8/15/20	14,970	23,005
United States Treasury Note/Bond	2.625%	11/15/20	177,162	186,242
United States Treasury Note/Bond	3.625%	2/15/21	260,260	294,541
United States Treasury Note/Bond	3.125%	5/15/21	245,788	267,410
United States Treasury Note/Bond	2.125%	8/15/21	359,333	358,884
United States Treasury Note/Bond	2.000%	11/15/21	341,770	336,322

	United States Treasury Note/Bond	8.000%	11/15/21	14,150	21,484
	United States Treasury Note/Bond	2.000%	2/15/22	331,580	325,104
					7,378,304
Agency Bonds and Notes (3.1%)
1	Federal Home Loan Banks	4.875%	5/17/17	28,165	33,328
1	Federal Home Loan Banks	5.000%	11/17/17	15,905	19,022
1	Federal Home Loan Banks	5.375%	8/15/18	14,025	17,151
1	Federal Home Loan Banks	5.125%	8/15/19	5,260	6,413
1	Federal Home Loan Banks	4.125%	3/13/20	15,875	18,190
1	Federal Home Loan Banks	5.625%	6/11/21	3,520	4,441
2	Federal Home Loan Mortgage Corp.	1.250%	5/12/17	33,075	32,996
2	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	18,600	22,292
2	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	11,500	13,713
2	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	53,950	60,635
2	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	36,550	35,870
2	Federal National Mortgage Assn.	1.125%	4/27/17	58,075	57,583
2	Federal National Mortgage Assn.	5.000%	5/11/17	20,145	23,819
2	Federal National Mortgage Assn.	5.375%	6/12/17	18,595	22,359
2	Federal National Mortgage Assn.	0.000%	10/9/19	15,300	11,920
1	Financing Corp.	9.800%	4/6/18	1,440	2,070
1	Financing Corp.	9.650%	11/2/18	12,540	18,303
1	Financing Corp. Fico	9.400%	2/8/18	1,475	2,072
1	Financing Corp. Fico	10.350%	8/3/18	3,755	5,581
1	Financing Corp. Fico	8.600%	9/26/19	1,275	1,814
	Private Export Funding Corp.	2.250%	12/15/17	3,225	3,339
	Private Export Funding Corp.	4.375%	3/15/19	7,000	8,075
1	Tennessee Valley Authority	5.500%	7/18/17	6,200	7,476
1	Tennessee Valley Authority	6.250%	12/15/17	2,600	3,274
1	Tennessee Valley Authority	4.500%	4/1/18	5,300	6,165
1	Tennessee Valley Authority	3.875%	2/15/21	6,100	6,814
					444,715
Total U.S. Government and Agency Obligations (Cost $7,322,164)					7,823,019
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
3	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	225	233
3	Bank of Scotland plc	5.250%	2/21/17	2,225	2,421
[3,4] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	195	209
3	Northern Rock Asset Management plc	5.625%	6/22/17	4,825	5,139
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,451)					8,002
Corporate Bonds (39.4%)
Finance (13.4%)
	Banking (8.5%)
	American Express Bank FSB	6.000%	9/13/17	650	759
	American Express Centurion Bank	5.950%	6/12/17	3,275	3,794
	American Express Centurion Bank	6.000%	9/13/17	1,075	1,256
	American Express Co.	6.150%	8/28/17	7,575	8,909
	American Express Co.	7.000%	3/19/18	10,800	13,241
	American Express Co.	8.125%	5/20/19	14,325	18,713
	Associates Corp. of North America	6.950%	11/1/18	1,150	1,291
	BanColombia SA	5.950%	6/3/21	4,875	5,185
	Bank of America Corp.	6.000%	9/1/17	3,850	4,171
	Bank of America Corp.	5.750%	12/1/17	6,325	6,762
	Bank of America Corp.	5.650%	5/1/18	27,795	29,585
	Bank of America Corp.	7.625%	6/1/19	9,100	10,480
	Bank of America Corp.	5.625%	7/1/20	31,820	33,101

	Bank of America Corp.	5.875%	1/5/21	7,600	8,038
	Bank of America Corp.	5.700%	1/24/22	11,775	12,452
	Bank of America NA	6.100%	6/15/17	500	536
	Bank of New York Mellon Corp.	5.450%	5/15/19	8,460	9,766
	Bank of New York Mellon Corp.	4.600%	1/15/20	3,675	4,072
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,135
	Bank of New York Mellon Corp.	3.550%	9/23/21	2,150	2,193
	Bank of Nova Scotia	4.375%	1/13/21	2,500	2,709
	Barclays Bank plc	6.750%	5/22/19	7,500	8,672
	Barclays Bank plc	5.125%	1/8/20	18,800	19,786
	BB&T Corp.	6.850%	4/30/19	3,475	4,272
	BB&T Corp.	3.950%	3/22/22	3,250	3,255
	Bear Stearns Cos. LLC	6.400%	10/2/17	16,300	19,026
	Bear Stearns Cos. LLC	7.250%	2/1/18	3,350	4,050
	Bear Stearns Cos. LLC	4.650%	7/2/18	4,939	5,284
	BNP Paribas SA	5.000%	1/15/21	13,950	14,076
	Capital One Bank USA NA	8.800%	7/15/19	4,025	4,929
	Capital One Financial Corp.	6.750%	9/15/17	8,850	10,458
	Capital One Financial Corp.	4.750%	7/15/21	7,375	7,758
[3,4] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	2,100	2,379
	Citigroup Inc.	6.000%	8/15/17	13,775	15,311
	Citigroup Inc.	6.125%	11/21/17	16,825	18,791
	Citigroup Inc.	6.125%	5/15/18	17,100	19,015
	Citigroup Inc.	8.500%	5/22/19	9,850	12,142
	Citigroup Inc.	5.375%	8/9/20	10,676	11,426
	Citigroup Inc.	4.500%	1/14/22	8,325	8,375
	Comerica Bank	5.200%	8/22/17	3,025	3,314
	Compass Bank	6.400%	10/1/17	1,800	1,860
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.500%	1/11/21	6,175	6,377
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.875%	2/8/22	14,700	14,235
	Credit Suisse	6.000%	2/15/18	14,175	15,306
	Credit Suisse	5.300%	8/13/19	4,775	5,246
	Credit Suisse	5.400%	1/14/20	6,475	6,702
	Credit Suisse	4.375%	8/5/20	18,950	19,692
	Deutsche Bank AG	6.000%	9/1/17	17,850	20,248
	Discover Bank	8.700%	11/18/19	2,350	2,924
	Discover Bank	7.000%	4/15/20	2,400	2,753
	Fifth Third Bancorp	4.500%	6/1/18	4,550	4,785
	Fifth Third Bancorp	3.500%	3/15/22	225	219
	First Niagara Financial Group Inc.	6.750%	3/19/20	1,275	1,396
	First Niagara Financial Group Inc.	7.250%	12/15/21	1,245	1,337
	Goldman Sachs Group Inc.	6.250%	9/1/17	19,975	21,918
	Goldman Sachs Group Inc.	5.950%	1/18/18	17,950	19,330
	Goldman Sachs Group Inc.	6.150%	4/1/18	15,175	16,371
	Goldman Sachs Group Inc.	7.500%	2/15/19	9,960	11,359
	Goldman Sachs Group Inc.	5.375%	3/15/20	18,300	18,540
	Goldman Sachs Group Inc.	6.000%	6/15/20	12,115	12,736
	Goldman Sachs Group Inc.	5.250%	7/27/21	14,925	14,739
	Goldman Sachs Group Inc.	5.750%	1/24/22	19,625	20,184
3	HBOS plc	6.750%	5/21/18	925	858
	HSBC Bank USA NA	4.875%	8/24/20	9,075	9,297
	HSBC Holdings plc	5.100%	4/5/21	9,500	10,275
	HSBC Holdings plc	4.875%	1/14/22	2,500	2,650
	HSBC Holdings plc	4.000%	3/30/22	8,550	8,486
	HSBC USA Inc.	5.000%	9/27/20	8,500	8,646

Huntington Bancshares Inc.	7.000%	12/15/20	4,175	4,723
JPMorgan Chase & Co.	6.125%	6/27/17	3,900	4,427
JPMorgan Chase & Co.	6.000%	1/15/18	33,507	38,751
JPMorgan Chase & Co.	6.300%	4/23/19	18,525	21,464
JPMorgan Chase & Co.	4.400%	7/22/20	14,815	15,387
JPMorgan Chase & Co.	4.250%	10/15/20	23,525	23,944
JPMorgan Chase & Co.	4.625%	5/10/21	3,808	3,964
JPMorgan Chase & Co.	4.350%	8/15/21	20,475	20,931
JPMorgan Chase & Co.	4.500%	1/24/22	12,225	12,675
JPMorgan Chase Bank NA	6.000%	10/1/17	6,525	7,464
KeyCorp	5.100%	3/24/21	6,400	7,052
Lloyds TSB Bank plc	6.375%	1/21/21	14,725	15,802
Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,425	6,221
Merrill Lynch & Co. Inc.	5.700%	5/2/17	7,075	7,241
Merrill Lynch & Co. Inc.	6.400%	8/28/17	10,250	11,185
Merrill Lynch & Co. Inc.	6.875%	4/25/18	34,600	38,414
Merrill Lynch & Co. Inc.	6.500%	7/15/18	4,125	4,448
Morgan Stanley	5.550%	4/27/17	6,825	7,022
Morgan Stanley	6.250%	8/28/17	11,200	11,758
Morgan Stanley	5.950%	12/28/17	15,225	15,731
Morgan Stanley	6.625%	4/1/18	13,430	14,137
Morgan Stanley	7.300%	5/13/19	15,175	16,328
Morgan Stanley	5.625%	9/23/19	17,950	17,696
Morgan Stanley	5.500%	1/26/20	5,350	5,217
Morgan Stanley	5.500%	7/24/20	8,925	8,720
Morgan Stanley	5.750%	1/25/21	14,000	13,742
Morgan Stanley	5.500%	7/28/21	5,500	5,355
National City Bank	5.800%	6/7/17	4,000	4,454
National City Corp.	6.875%	5/15/19	1,700	1,977
Northern Trust Co.	6.500%	8/15/18	1,275	1,559
Northern Trust Corp.	3.450%	11/4/20	950	975
Northern Trust Corp.	3.375%	8/23/21	2,750	2,800
PNC Bank NA	4.875%	9/21/17	3,550	3,861
PNC Bank NA	6.000%	12/7/17	1,125	1,287
PNC Funding Corp.	6.700%	6/10/19	7,350	8,935
PNC Funding Corp.	5.125%	2/8/20	6,010	6,797
PNC Funding Corp.	4.375%	8/11/20	1,200	1,301
PNC Funding Corp.	3.300%	3/8/22	5,375	5,285
Royal Bank of Scotland Group plc	6.400%	10/21/19	12,850	13,498
Royal Bank Of Scotland NV	4.650%	6/4/18	1,925	1,882
Royal Bank of Scotland plc	5.625%	8/24/20	3,775	3,916
Royal Bank of Scotland plc	6.125%	1/11/21	6,325	6,768
Sovereign Bank	8.750%	5/30/18	2,825	3,307
State Street Bank and Trust Co.	5.250%	10/15/18	1,000	1,147
State Street Corp.	4.956%	3/15/18	4,175	4,367
State Street Corp.	4.375%	3/7/21	6,500	7,141
SunTrust Bank	7.250%	3/15/18	3,200	3,658
SunTrust Banks Inc.	6.000%	9/11/17	1,925	2,138
Svenska Handelsbanken AB	2.875%	4/4/17	5,025	5,022
UBS AG	5.875%	7/15/16	1,050	1,107
UBS AG	5.875%	12/20/17	14,775	16,360
UBS AG	5.750%	4/25/18	15,475	16,903
UBS AG	4.875%	8/4/20	8,375	8,672
US Bancorp	4.125%	5/24/21	4,100	4,411
US Bancorp	3.000%	3/15/22	4,250	4,185
Wachovia Bank NA	6.000%	11/15/17	5,575	6,396
Wachovia Corp.	5.750%	6/15/17	10,450	12,085

Wachovia Corp.	5.750%	2/1/18	10,450	12,084
Wells Fargo & Co.	5.625%	12/11/17	16,075	18,658
Wells Fargo & Co.	4.600%	4/1/21	13,100	13,952
Wells Fargo & Co.	3.500%	3/8/22	10,475	10,267
Westpac Banking Corp.	4.875%	11/19/19	11,275	12,147

Brokerage (0.4%)
Ameriprise Financial Inc.	7.300%	6/28/19	600	726
Ameriprise Financial Inc.	5.300%	3/15/20	5,250	5,703
BlackRock Inc.	6.250%	9/15/17	2,950	3,555
BlackRock Inc.	5.000%	12/10/19	3,900	4,440
BlackRock Inc.	4.250%	5/24/21	4,500	4,842
Charles Schwab Corp.	4.450%	7/22/20	4,050	4,407
Franklin Resources Inc.	4.625%	5/20/20	2,250	2,459
GFI Group Inc.	8.375%	7/19/18	1,075	1,027
Jefferies Group Inc.	5.125%	4/13/18	5,392	5,230
Jefferies Group Inc.	8.500%	7/15/19	3,375	3,746
Jefferies Group Inc.	6.875%	4/15/21	37	37
Lazard Group LLC	6.850%	6/15/17	5,525	6,062
Nomura Holdings Inc.	6.700%	3/4/20	5,100	5,515
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,225	2,445

Finance Companies (1.2%)
Discover Financial Services	6.450%	6/12/17	3,500	3,903
4 GE Capital Trust I	6.375%	11/15/67	425	431
General Electric Capital Corp.	5.625%	9/15/17	2,450	2,840
General Electric Capital Corp.	5.625%	5/1/18	46,975	54,400
General Electric Capital Corp.	6.000%	8/7/19	6,925	8,085
General Electric Capital Corp.	5.500%	1/8/20	4,475	5,081
General Electric Capital Corp.	5.550%	5/4/20	3,025	3,465
General Electric Capital Corp.	4.375%	9/16/20	8,425	8,934
General Electric Capital Corp.	4.625%	1/7/21	8,175	8,748
General Electric Capital Corp.	5.300%	2/11/21	8,300	8,981
General Electric Capital Corp.	4.650%	10/17/21	15,050	16,002
4 General Electric Capital Corp.	6.375%	11/15/67	14,525	14,725
HSBC Finance Corp.	6.676%	1/15/21	16,659	17,767
SLM Corp.	8.450%	6/15/18	13,690	15,321
SLM Corp.	8.000%	3/25/20	5,250	5,669
SLM Corp.	7.250%	1/25/22	3,475	3,592

Insurance (2.1%)
ACE INA Holdings Inc.	5.800%	3/15/18	1,850	2,215
ACE INA Holdings Inc.	5.900%	6/15/19	1,925	2,295
AEGON Funding Co. LLC	5.750%	12/15/20	2,500	2,645
Aetna Inc.	6.500%	9/15/18	1,450	1,778
Aetna Inc.	4.125%	6/1/21	6,675	7,117
Aflac Inc.	8.500%	5/15/19	3,400	4,419
Aflac Inc.	4.000%	2/15/22	3,550	3,572
Alleghany Corp.	5.625%	9/15/20	1,450	1,515
Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,225	2,251
Allstate Corp.	6.750%	5/15/18	1,000	1,209
Allstate Corp.	7.450%	5/16/19	2,525	3,163
4 Allstate Corp.	6.125%	5/15/67	2,575	2,517
Alterra Finance LLC	6.250%	9/30/20	1,565	1,647
American Financial Group Inc.	9.875%	6/15/19	2,625	3,260
American International Group Inc.	5.450%	5/18/17	6,425	6,905
American International Group Inc.	5.850%	1/16/18	13,125	14,269

American International Group Inc.	8.250%	8/15/18	11,120	13,317
American International Group Inc.	6.400%	12/15/20	10,490	11,893
Aon Corp.	5.000%	9/30/20	3,600	3,960
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	1,075	1,133
Axis Specialty Finance LLC	5.875%	6/1/20	4,975	5,307
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	9,700	11,449
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	4,675	5,040
Berkshire Hathaway Inc.	3.750%	8/15/21	2,250	2,327
Chubb Corp.	5.750%	5/15/18	3,500	4,234
4 Chubb Corp.	6.375%	3/29/67	3,975	4,104
Cigna Corp.	5.125%	6/15/20	1,491	1,638
Cigna Corp.	4.375%	12/15/20	1,920	2,005
Cigna Corp.	4.500%	3/15/21	3,700	3,903
Cigna Corp.	4.000%	2/15/22	2,475	2,521
CNA Financial Corp.	7.350%	11/15/19	2,240	2,613
CNA Financial Corp.	5.875%	8/15/20	1,800	1,936
CNA Financial Corp.	5.750%	8/15/21	3,095	3,309
Coventry Health Care Inc.	5.450%	6/15/21	2,750	3,021
Genworth Financial Inc.	6.515%	5/22/18	3,000	3,090
Genworth Financial Inc.	7.700%	6/15/20	3,825	3,972
Genworth Financial Inc.	7.200%	2/15/21	575	584
Genworth Financial Inc.	7.625%	9/24/21	2,900	2,993
Hanover Insurance Group Inc.	6.375%	6/15/21	150	160
Hartford Financial Services Group Inc.	6.300%	3/15/18	2,650	2,904
Hartford Financial Services Group Inc.	6.000%	1/15/19	1,475	1,606
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,765
Humana Inc.	7.200%	6/15/18	5,205	6,222
Humana Inc.	6.300%	8/1/18	785	904
Lincoln National Corp.	8.750%	7/1/19	8,151	10,316
Lincoln National Corp.	6.250%	2/15/20	3,250	3,699
Manulife Financial Corp.	4.900%	9/17/20	3,250	3,359
Markel Corp.	7.125%	9/30/19	1,617	1,817
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,050	1,033
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	1,950	2,569
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,550	2,774
MetLife Inc.	6.817%	8/15/18	5,500	6,751
MetLife Inc.	7.717%	2/15/19	3,829	4,814
MetLife Inc.	4.750%	2/8/21	4,925	5,401
PartnerRe Finance B LLC	5.500%	6/1/20	4,700	4,865
Principal Financial Group Inc.	8.875%	5/15/19	1,750	2,231
Progressive Corp.	3.750%	8/23/21	1,900	2,014
4 Progressive Corp.	6.700%	6/15/67	4,650	4,871
Protective Life Corp.	7.375%	10/15/19	1,600	1,781
Prudential Financial Inc.	6.000%	12/1/17	6,150	7,145
Prudential Financial Inc.	7.375%	6/15/19	7,145	8,830
Prudential Financial Inc.	5.375%	6/21/20	3,500	3,906
Prudential Financial Inc.	4.500%	11/15/20	2,500	2,652
Reinsurance Group of America Inc.	5.000%	6/1/21	3,500	3,638
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	400	445
Travelers Cos. Inc.	5.750%	12/15/17	3,550	4,242
Travelers Cos. Inc.	5.800%	5/15/18	3,225	3,896
Travelers Cos. Inc.	5.900%	6/2/19	3,075	3,718
UnitedHealth Group Inc.	6.000%	6/15/17	2,775	3,317
UnitedHealth Group Inc.	6.000%	2/15/18	10,220	12,359
UnitedHealth Group Inc.	4.700%	2/15/21	2,325	2,609
UnitedHealth Group Inc.	3.375%	11/15/21	200	205
Unum Group	5.625%	9/15/20	1,650	1,741

WellPoint Inc.	5.250%	1/15/16	1,900	2,125
WellPoint Inc.	5.875%	6/15/17	4,600	5,382
WellPoint Inc.	4.350%	8/15/20	5,505	5,978
Willis Group Holdings plc	5.750%	3/15/21	3,750	4,009
Willis North America Inc.	7.000%	9/29/19	3,250	3,757
WR Berkley Corp.	5.375%	9/15/20	1,875	1,973
XLIT Ltd.	5.750%	10/1/21	2,300	2,516

Other Finance (0.1%)
NASDAQ OMX Group Inc.	5.550%	1/15/20	4,100	4,193
XTRA Finance Corp.	5.150%	4/1/17	1,600	1,783

Real Estate Investment Trusts (1.1%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,475	1,455
Boston Properties LP	3.700%	11/15/18	3,060	3,156
Boston Properties LP	5.875%	10/15/19	875	1,001
Boston Properties LP	5.625%	11/15/20	4,775	5,417
Boston Properties LP	4.125%	5/15/21	5,745	5,900
Brandywine Operating Partnership LP	5.700%	5/1/17	3,025	3,198
Brandywine Operating Partnership LP	4.950%	4/15/18	2,500	2,542
Camden Property Trust	5.700%	5/15/17	1,800	2,013
CommonWealth REIT	6.250%	6/15/17	3,200	3,408
Digital Realty Trust LP	5.250%	3/15/21	5,575	5,731
Duke Realty LP	8.250%	8/15/19	1,125	1,388
Duke Realty LP	6.750%	3/15/20	350	409
ERP Operating LP	5.750%	6/15/17	1,675	1,908
ERP Operating LP	4.750%	7/15/20	6,250	6,659
ERP Operating LP	4.625%	12/15/21	720	757
HCP Inc.	6.700%	1/30/18	4,500	5,204
HCP Inc.	5.375%	2/1/21	10,120	10,880
Health Care REIT Inc.	4.700%	9/15/17	1,850	1,943
Health Care REIT Inc.	4.125%	4/1/19	3,025	3,006
Health Care REIT Inc.	6.125%	4/15/20	3,750	4,119
Health Care REIT Inc.	4.950%	1/15/21	2,425	2,485
Health Care REIT Inc.	5.250%	1/15/22	1,150	1,201
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,500	1,536
Kilroy Realty LP	4.800%	7/15/18	5,950	6,189
Kimco Realty Corp.	5.700%	5/1/17	1,500	1,659
Kimco Realty Corp.	6.875%	10/1/19	2,957	3,457
Liberty Property LP	6.625%	10/1/17	2,000	2,311
Liberty Property LP	4.750%	10/1/20	2,410	2,472
Mack-Cali Realty LP	7.750%	8/15/19	2,375	2,880
National Retail Properties Inc.	6.875%	10/15/17	3,000	3,437
ProLogis LP	4.500%	8/15/17	1,200	1,243
ProLogis LP	7.375%	10/30/19	2,600	3,044
ProLogis LP	6.625%	12/1/19	2,225	2,493
ProLogis LP	6.875%	3/15/20	4,300	4,954
Realty Income Corp.	6.750%	8/15/19	4,150	4,802
Realty Income Corp.	5.750%	1/15/21	1,000	1,096
Regency Centers LP	5.875%	6/15/17	2,400	2,688
Simon Property Group LP	2.150%	9/15/17	2,825	2,785
Simon Property Group LP	6.125%	5/30/18	3,225	3,798
Simon Property Group LP	5.650%	2/1/20	10,800	12,328
Simon Property Group LP	4.375%	3/1/21	10,285	10,911
Simon Property Group LP	4.125%	12/1/21	1,125	1,184
Simon Property Group LP	3.375%	3/15/22	3,450	3,337
UDR Inc.	4.250%	6/1/18	850	896

UDR Inc.	4.625%	1/10/22	1,825	1,883
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	2,650	2,679
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	2,590	2,514
Vornado Realty LP	5.000%	1/15/22	2,000	2,057
Washington REIT	4.950%	10/1/20	3,150	3,287
				1,950,276
Industrial (21.7%)
Basic Industry (2.6%)
Agrium Inc.	6.750%	1/15/19	1,750	2,102
Air Products & Chemicals Inc.	3.000%	11/3/21	4,050	4,056
Albemarle Corp.	4.500%	12/15/20	1,050	1,118
Alcoa Inc.	6.750%	7/15/18	9,800	11,208
Alcoa Inc.	6.150%	8/15/20	3,250	3,489
Alcoa Inc.	5.400%	4/15/21	7,025	7,257
Alcoa Inc.	5.870%	2/23/22	3,050	3,177
Allegheny Technologies Inc.	5.950%	1/15/21	3,735	4,031
AngloGold Ashanti Holdings plc	5.375%	4/15/20	2,660	2,739
ArcelorMittal	6.125%	6/1/18	9,343	9,844
ArcelorMittal	9.850%	6/1/19	9,450	11,351
ArcelorMittal	5.250%	8/5/20	325	322
ArcelorMittal	5.500%	3/1/21	10,975	10,762
ArcelorMittal	6.250%	2/25/22	7,375	7,444
Barrick Gold Corp.	6.950%	4/1/19	6,100	7,484
3 Barrick Gold Corp.	3.850%	4/1/22	6,600	6,561
Barrick North America Finance LLC	6.800%	9/15/18	2,150	2,643
Barrick North America Finance LLC	4.400%	5/30/21	5,718	6,017
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	9,150	11,351
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	7,725	7,807
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	4,850	4,725
Carpenter Technology Corp.	5.200%	7/15/21	2,350	2,355
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,000	2,396
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	1,525	1,591
3 Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,925	3,005
Cliffs Natural Resources Inc.	5.900%	3/15/20	3,175	3,509
Cliffs Natural Resources Inc.	4.875%	4/1/21	3,500	3,630
Cytec Industries Inc.	8.950%	7/1/17	1,750	2,175
Dow Chemical Co.	4.250%	11/15/20	19,975	20,851
Dow Chemical Co.	4.125%	11/15/21	8,600	8,780
Eastman Chemical Co.	5.500%	11/15/19	650	722
Eastman Chemical Co.	4.500%	1/15/21	1,600	1,665
Ecolab Inc.	4.350%	12/8/21	5,450	5,767
EI du Pont de Nemours & Co.	6.000%	7/15/18	14,175	17,478
EI du Pont de Nemours & Co.	4.625%	1/15/20	4,755	5,443
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,400	1,499
EI du Pont de Nemours & Co.	4.250%	4/1/21	1,350	1,517
FMC Corp.	3.950%	2/1/22	3,050	3,129
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	2,975	2,854
International Paper Co.	7.950%	6/15/18	9,200	11,521
International Paper Co.	9.375%	5/15/19	3,775	5,001
International Paper Co.	7.500%	8/15/21	5,490	6,904
International Paper Co.	4.750%	2/15/22	1,025	1,082
3 Kinross Gold Corp.	5.125%	9/1/21	2,300	2,326
Lubrizol Corp.	8.875%	2/1/19	850	1,152
Monsanto Co.	5.125%	4/15/18	925	1,079
Mosaic Co.	3.750%	11/15/21	1,500	1,522
Newmont Mining Corp.	5.125%	10/1/19	4,025	4,506
Newmont Mining Corp.	3.500%	3/15/22	5,700	5,517

Nucor Corp.	5.750%	12/1/17	825	986
Nucor Corp.	5.850%	6/1/18	3,275	3,923
Plum Creek Timberlands LP	4.700%	3/15/21	950	962
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	7,175	7,610
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,500	1,695
PPG Industries Inc.	6.650%	3/15/18	3,425	4,174
PPG Industries Inc.	3.600%	11/15/20	3,500	3,639
Praxair Inc.	4.500%	8/15/19	2,450	2,772
Praxair Inc.	3.000%	9/1/21	4,925	4,977
Praxair Inc.	2.450%	2/15/22	3,325	3,194
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	17,650	21,765
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	9,175	12,401
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	3,325	3,504
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	5,575	5,745
Rohm & Haas Co.	6.000%	9/15/17	5,825	6,720
RPM International Inc.	6.125%	10/15/19	2,575	2,819
Sigma-Aldrich Corp.	3.375%	11/1/20	550	564
Southern Copper Corp.	5.375%	4/16/20	1,725	1,910
Syngenta Finance NV	3.125%	3/28/22	2,500	2,512
Teck Resources Ltd.	3.000%	3/1/19	4,900	4,840
Teck Resources Ltd.	10.750%	5/15/19	3,675	4,566
Teck Resources Ltd.	4.750%	1/15/22	2,075	2,196
Vale Overseas Ltd.	5.625%	9/15/19	6,250	7,013
Vale Overseas Ltd.	4.625%	9/15/20	7,300	7,666
Vale Overseas Ltd.	4.375%	1/11/22	7,445	7,536
Valspar Corp.	7.250%	6/15/19	1,275	1,500
Valspar Corp.	4.200%	1/15/22	1,550	1,582

Capital Goods (2.2%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,675	1,829
Allied Waste North America Inc.	6.875%	6/1/17	5,000	5,225
Bemis Co. Inc.	6.800%	8/1/19	2,300	2,707
Boeing Capital Corp.	2.900%	8/15/18	550	578
Boeing Co.	6.000%	3/15/19	6,975	8,562
Boeing Co.	4.875%	2/15/20	1,825	2,137
Caterpillar Financial Services Corp.	5.450%	4/15/18	7,950	9,427
Caterpillar Financial Services Corp.	7.050%	10/1/18	3,500	4,454
Caterpillar Financial Services Corp.	7.150%	2/15/19	7,250	9,310
Caterpillar Inc.	3.900%	5/27/21	7,750	8,465
Cooper US Inc.	3.875%	12/15/20	1,000	1,060
CRH America Inc.	8.125%	7/15/18	4,425	5,220
Danaher Corp.	5.625%	1/15/18	1,200	1,416
Danaher Corp.	5.400%	3/1/19	1,300	1,521
Danaher Corp.	3.900%	6/23/21	4,000	4,375
Deere & Co.	4.375%	10/16/19	700	796
Dover Corp.	5.450%	3/15/18	900	1,061
Dover Corp.	4.300%	3/1/21	5,500	6,160
Eaton Corp.	5.600%	5/15/18	5,325	6,279
Embraer Overseas Ltd.	6.375%	1/15/20	4,600	5,065
Emerson Electric Co.	5.375%	10/15/17	5,000	5,857
Emerson Electric Co.	5.250%	10/15/18	850	1,004
Emerson Electric Co.	4.875%	10/15/19	1,450	1,667
General Dynamics Corp.	3.875%	7/15/21	2,900	3,123
General Electric Co.	5.250%	12/6/17	21,825	25,231
Goodrich Corp.	6.125%	3/1/19	3,472	4,127
Goodrich Corp.	4.875%	3/1/20	2,000	2,259
Goodrich Corp.	3.600%	2/1/21	1,050	1,094

Harsco Corp.	5.750%	5/15/18	4,450	4,963
Honeywell International Inc.	5.300%	3/1/18	4,025	4,779
Honeywell International Inc.	5.000%	2/15/19	3,250	3,799
Honeywell International Inc.	4.250%	3/1/21	5,276	5,968
IDEX Corp.	4.200%	12/15/21	400	401
Illinois Tool Works Inc.	6.250%	4/1/19	5,900	7,196
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	6,100	7,429
John Deere Capital Corp.	5.500%	4/13/17	2,300	2,728
John Deere Capital Corp.	2.800%	9/18/17	1,075	1,135
John Deere Capital Corp.	5.750%	9/10/18	12,100	14,721
John Deere Capital Corp.	3.900%	7/12/21	5,950	6,420
Kennametal Inc.	3.875%	2/15/22	1,425	1,431
L-3 Communications Corp.	5.200%	10/15/19	4,075	4,352
L-3 Communications Corp.	4.750%	7/15/20	2,700	2,787
L-3 Communications Corp.	4.950%	2/15/21	8,225	8,590
Lockheed Martin Corp.	4.250%	11/15/19	6,300	6,823
Lockheed Martin Corp.	3.350%	9/15/21	5,600	5,604
Martin Marietta Materials Inc.	6.600%	4/15/18	2,050	2,232
Northrop Grumman Corp.	3.500%	3/15/21	5,750	5,905
Parker Hannifin Corp.	5.500%	5/15/18	2,000	2,332
Raytheon Co.	6.400%	12/15/18	500	615
Raytheon Co.	4.400%	2/15/20	1,225	1,354
Raytheon Co.	3.125%	10/15/20	9,400	9,579
Republic Services Inc.	3.800%	5/15/18	2,430	2,608
Republic Services Inc.	5.500%	9/15/19	1,825	2,112
Republic Services Inc.	5.000%	3/1/20	6,025	6,741
Republic Services Inc.	5.250%	11/15/21	5,438	6,189
Rockwell Collins Inc.	5.250%	7/15/19	650	759
Rockwell Collins Inc.	3.100%	11/15/21	1,800	1,827
Roper Industries Inc.	6.250%	9/1/19	2,900	3,402
Sonoco Products Co.	4.375%	11/1/21	1,100	1,123
Stanley Black & Decker Inc.	3.400%	12/1/21	775	781
Textron Inc.	5.600%	12/1/17	2,700	2,927
Textron Inc.	7.250%	10/1/19	1,000	1,148
Tyco International Finance SA	3.750%	1/15/18	2,175	2,330
Tyco International Finance SA	8.500%	1/15/19	10,650	13,689
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	850	1,045
United Technologies Corp.	5.375%	12/15/17	3,850	4,604
United Technologies Corp.	6.125%	2/1/19	8,000	9,842
United Technologies Corp.	4.500%	4/15/20	7,100	8,104
Waste Management Inc.	7.375%	3/11/19	1,450	1,811
Waste Management Inc.	4.750%	6/30/20	6,675	7,388
Waste Management Inc.	4.600%	3/1/21	1,400	1,543

Communication (3.5%)
America Movil SAB de CV	5.000%	10/16/19	7,500	8,337
America Movil SAB de CV	5.000%	3/30/20	11,300	12,590
American Tower Corp.	4.500%	1/15/18	8,000	8,381
American Tower Corp.	5.050%	9/1/20	8,070	8,325
American Tower Corp.	4.700%	3/15/22	550	555
AT&T Inc.	5.500%	2/1/18	18,050	21,226
AT&T Inc.	5.600%	5/15/18	4,450	5,258
AT&T Inc.	5.800%	2/15/19	11,175	13,269
AT&T Inc.	4.450%	5/15/21	2,575	2,836
AT&T Inc.	3.875%	8/15/21	7,950	8,387
AT&T Inc.	3.000%	2/15/22	725	710

British Telecommunications plc	5.950%	1/15/18	4,575	5,305
CBS Corp.	8.875%	5/15/19	6,350	8,332
CBS Corp.	5.750%	4/15/20	220	253
CBS Corp.	4.300%	2/15/21	3,300	3,453
CBS Corp.	3.375%	3/1/22	1,250	1,205
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	13,550	18,608
CenturyLink Inc.	6.000%	4/1/17	4,975	5,290
CenturyLink Inc.	6.150%	9/15/19	500	516
CenturyLink Inc.	6.450%	6/15/21	11,575	11,879
CenturyLink Inc.	5.800%	3/15/22	5,525	5,386
Comcast Cable Communications LLC	8.875%	5/1/17	1,700	2,211
Comcast Corp.	6.300%	11/15/17	5,275	6,371
Comcast Corp.	5.875%	2/15/18	6,075	7,202
Comcast Corp.	5.700%	5/15/18	5,100	6,011
Comcast Corp.	5.700%	7/1/19	4,625	5,432
Comcast Corp.	5.150%	3/1/20	5,500	6,335
Deutsche Telekom International Finance BV	6.750%	8/20/18	4,250	5,133
Deutsche Telekom International Finance BV	6.000%	7/8/19	625	732
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	6,150	7,070
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	11,075	12,177
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	7,500	8,115
3 DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	2,000	1,980
Discovery Communications LLC	5.625%	8/15/19	2,000	2,333
Discovery Communications LLC	5.050%	6/1/20	6,300	7,120
Discovery Communications LLC	4.375%	6/15/21	2,150	2,305
France Telecom SA	5.375%	7/8/19	5,100	5,753
France Telecom SA	4.125%	9/14/21	6,125	6,380
Grupo Televisa SAB	6.000%	5/15/18	1,225	1,421
GTE Corp.	6.840%	4/15/18	1,000	1,227
Interpublic Group of Cos. Inc.	4.000%	3/15/22	3,000	2,919
McGraw-Hill Cos. Inc.	5.900%	11/15/17	2,950	3,425
NBCUniversal Media LLC	5.150%	4/30/20	11,625	13,119
NBCUniversal Media LLC	4.375%	4/1/21	8,390	8,965
News America Inc.	6.900%	3/1/19	10,800	13,123
News America Inc.	4.500%	2/15/21	4,950	5,273
Omnicom Group Inc.	4.450%	8/15/20	5,500	5,879
Qwest Corp.	6.500%	6/1/17	4,000	4,516
Reed Elsevier Capital Inc.	8.625%	1/15/19	4,128	5,190
Rogers Communications Inc.	6.800%	8/15/18	6,715	8,360
Telecom Italia Capital SA	6.999%	6/4/18	2,625	2,817
Telecom Italia Capital SA	7.175%	6/18/19	7,055	7,503
Telefonica Emisiones SAU	5.877%	7/15/19	2,000	2,030
Telefonica Emisiones SAU	5.134%	4/27/20	6,600	6,393
Telefonica Emisiones SAU	5.462%	2/16/21	17,585	17,270
Thomson Reuters Corp.	6.500%	7/15/18	3,950	4,855
Thomson Reuters Corp.	4.700%	10/15/19	1,000	1,095
Thomson Reuters Corp.	3.950%	9/30/21	2,875	2,997
Time Warner Cable Inc.	5.850%	5/1/17	15,625	18,220
Time Warner Cable Inc.	6.750%	7/1/18	13,900	16,945
Time Warner Cable Inc.	8.750%	2/14/19	1,575	2,056
Time Warner Cable Inc.	8.250%	4/1/19	5,475	7,012
Time Warner Cable Inc.	5.000%	2/1/20	9,210	10,160

Time Warner Cable Inc.	4.000%	9/1/21	7,000	7,159
Verizon Communications Inc.	5.500%	4/1/17	2,400	2,804
Verizon Communications Inc.	5.500%	2/15/18	10,725	12,560
Verizon Communications Inc.	6.100%	4/15/18	2,250	2,709
Verizon Communications Inc.	8.750%	11/1/18	12,875	17,465
Verizon Communications Inc.	6.350%	4/1/19	7,500	9,153
Verizon Communications Inc.	4.600%	4/1/21	7,925	8,785
Verizon Communications Inc.	3.500%	11/1/21	12,600	12,856
Virgin Media Secured Finance plc	6.500%	1/15/18	2,500	2,715
Virgin Media Secured Finance plc	5.250%	1/15/21	3,000	3,240
Vodafone Group plc	4.625%	7/15/18	2,995	3,411
Vodafone Group plc	5.450%	6/10/19	2,400	2,838
Vodafone Group plc	4.375%	3/16/21	5,000	5,511
Washington Post Co.	7.250%	2/1/19	1,075	1,242
3 WPP Finance 2010	4.750%	11/21/21	2,800	2,905

Consumer Cyclical (2.2%)
Advance Auto Parts Inc.	4.500%	1/15/22	1,500	1,543
AutoZone Inc.	7.125%	8/1/18	2,050	2,504
AutoZone Inc.	4.000%	11/15/20	250	258
Best Buy Co. Inc.	5.500%	3/15/21	3,150	3,080
BorgWarner Inc.	4.625%	9/15/20	950	1,015
CVS Caremark Corp.	5.750%	6/1/17	13,600	15,979
CVS Caremark Corp.	6.600%	3/15/19	8,085	9,943
CVS Caremark Corp.	4.125%	5/15/21	1,000	1,072
Darden Restaurants Inc.	6.200%	10/15/17	4,025	4,587
Darden Restaurants Inc.	4.500%	10/15/21	2,250	2,295
eBay Inc.	3.250%	10/15/20	2,175	2,206
Expedia Inc.	5.950%	8/15/20	9,275	9,525
Family Dollar Stores Inc.	5.000%	2/1/21	1,450	1,511
Gap Inc.	5.950%	4/12/21	4,200	4,242
Historic TW Inc.	6.875%	6/15/18	800	981
Home Depot Inc.	3.950%	9/15/20	400	434
Home Depot Inc.	4.400%	4/1/21	10,825	12,128
Hyatt Hotels Corp.	5.375%	8/15/21	900	930
3 Hyundai Capital America	4.000%	6/8/17	3,000	3,075
International Game Technology	7.500%	6/15/19	2,100	2,452
International Game Technology	5.500%	6/15/20	650	685
Johnson Controls Inc.	5.000%	3/30/20	2,850	3,173
Johnson Controls Inc.	4.250%	3/1/21	650	686
Johnson Controls Inc.	3.750%	12/1/21	2,750	2,796
Kohl's Corp.	6.250%	12/15/17	4,000	4,759
Kohl's Corp.	4.000%	11/1/21	950	978
Lowe's Cos. Inc.	6.100%	9/15/17	600	718
Lowe's Cos. Inc.	4.625%	4/15/20	2,450	2,719
Lowe's Cos. Inc.	3.750%	4/15/21	500	527
Lowe's Cos. Inc.	3.800%	11/15/21	4,000	4,237
Macy's Retail Holdings Inc.	3.875%	1/15/22	8,700	8,744
Marriott International Inc.	6.375%	6/15/17	2,450	2,854
Marriott International Inc.	3.000%	3/1/19	925	911
McDonald's Corp.	5.800%	10/15/17	3,950	4,772
McDonald's Corp.	5.350%	3/1/18	4,775	5,713
McDonald's Corp.	5.000%	2/1/19	725	846
McDonald's Corp.	3.625%	5/20/21	3,500	3,757
McDonald's Corp.	2.625%	1/15/22	5,000	4,925
Nordstrom Inc.	6.250%	1/15/18	2,700	3,302
Nordstrom Inc.	4.750%	5/1/20	4,150	4,654

Nordstrom Inc.	4.000%	10/15/21	1,975	2,110
O'Reilly Automotive Inc.	4.875%	1/14/21	1,825	1,950
O'Reilly Automotive Inc.	4.625%	9/15/21	625	658
Starbucks Corp.	6.250%	8/15/17	2,000	2,352
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	1,955	2,268
Target Corp.	6.000%	1/15/18	5,375	6,566
Target Corp.	3.875%	7/15/20	7,200	7,823
Target Corp.	2.900%	1/15/22	6,850	6,763
Time Warner Inc.	4.875%	3/15/20	6,800	7,543
Time Warner Inc.	4.700%	1/15/21	3,000	3,277
Time Warner Inc.	4.750%	3/29/21	8,575	9,429
Time Warner Inc.	4.000%	1/15/22	5,100	5,287
TJX Cos. Inc.	6.950%	4/15/19	4,325	5,348
Toyota Motor Credit Corp.	4.500%	6/17/20	3,300	3,634
Toyota Motor Credit Corp.	4.250%	1/11/21	1,475	1,614
Toyota Motor Credit Corp.	3.400%	9/15/21	4,375	4,496
Toyota Motor Credit Corp.	3.300%	1/12/22	6,700	6,800
VF Corp.	5.950%	11/1/17	1,125	1,324
VF Corp.	3.500%	9/1/21	3,575	3,670
Viacom Inc.	3.500%	4/1/17	7,975	8,533
Viacom Inc.	6.125%	10/5/17	50	60
Viacom Inc.	5.625%	9/15/19	7,175	8,293
Wal-Mart Stores Inc.	5.375%	4/5/17	2,575	3,029
Wal-Mart Stores Inc.	5.800%	2/15/18	7,225	8,777
Wal-Mart Stores Inc.	3.625%	7/8/20	4,800	5,152
Wal-Mart Stores Inc.	3.250%	10/25/20	10,900	11,405
Wal-Mart Stores Inc.	4.250%	4/15/21	6,250	6,979
Walgreen Co.	5.250%	1/15/19	5,800	6,687
Walt Disney Co.	5.875%	12/15/17	2,600	3,160
Walt Disney Co.	3.750%	6/1/21	600	643
Walt Disney Co.	2.750%	8/16/21	5,575	5,524
Walt Disney Co.	2.550%	2/15/22	3,000	2,900
Western Union Co.	3.650%	8/22/18	2,600	2,774
Wyndham Worldwide Corp.	5.750%	2/1/18	6,180	6,891
Yum! Brands Inc.	6.250%	3/15/18	7,125	8,494

Consumer Noncyclical (5.6%)
Abbott Laboratories	5.600%	11/30/17	8,500	10,291
Abbott Laboratories	5.125%	4/1/19	9,675	11,403
Abbott Laboratories	4.125%	5/27/20	5,225	5,834
Allergan Inc.	3.375%	9/15/20	3,000	3,106
Altria Group Inc.	9.700%	11/10/18	22,400	30,427
Altria Group Inc.	9.250%	8/6/19	3,800	5,118
Altria Group Inc.	4.750%	5/5/21	10,900	11,697
AmerisourceBergen Corp.	3.500%	11/15/21	8,850	9,045
Amgen Inc.	5.850%	6/1/17	8,675	10,184
Amgen Inc.	5.700%	2/1/19	3,025	3,487
Amgen Inc.	3.450%	10/1/20	6,425	6,457
Amgen Inc.	4.100%	6/15/21	3,100	3,247
Amgen Inc.	3.875%	11/15/21	7,500	7,684
Anheuser-Busch Cos. LLC	5.500%	1/15/18	3,900	4,581
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	6,075	7,919
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	6,325	8,051
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	19,650	23,148
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,800	3,231
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,175	1,309
Archer-Daniels-Midland Co.	8.375%	4/15/17	1,375	1,758

Archer-Daniels-Midland Co.	5.450%	3/15/18	2,050	2,446
Archer-Daniels-Midland Co.	4.479%	3/1/21	4,625	5,198
3 Aristotle Holding Inc.	4.750%	11/15/21	4,625	4,929
3 Aristotle Holding Inc.	3.900%	2/15/22	2,675	2,707
AstraZeneca plc	5.900%	9/15/17	7,625	9,166
Avon Products Inc.	5.750%	3/1/18	1,856	2,057
Avon Products Inc.	6.500%	3/1/19	385	435
Baxter International Inc.	5.375%	6/1/18	3,500	4,144
Baxter International Inc.	4.250%	3/15/20	2,850	3,136
Becton Dickinson and Co.	5.000%	5/15/19	2,975	3,425
Becton Dickinson and Co.	3.250%	11/12/20	2,820	2,912
Becton Dickinson and Co.	3.125%	11/8/21	5,175	5,219
Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,000	2,065
Biogen Idec Inc.	6.875%	3/1/18	4,950	6,024
Boston Scientific Corp.	6.000%	1/15/20	8,650	9,901
Bottling Group LLC	5.125%	1/15/19	8,495	9,888
Bristol-Myers Squibb Co.	5.450%	5/1/18	1,425	1,701
Bunge Ltd. Finance Corp.	8.500%	6/15/19	7,375	8,987
Campbell Soup Co.	3.050%	7/15/17	1,850	1,985
Campbell Soup Co.	4.250%	4/15/21	1,550	1,701
Cardinal Health Inc.	4.625%	12/15/20	3,125	3,433
CareFusion Corp.	6.375%	8/1/19	2,750	3,199
Celgene Corp.	3.950%	10/15/20	925	945
Clorox Co.	5.950%	10/15/17	4,000	4,635
Coca-Cola Co.	5.350%	11/15/17	12,850	15,306
Coca-Cola Co.	4.875%	3/15/19	2,400	2,756
Coca-Cola Co.	3.150%	11/15/20	6,500	6,774
Coca-Cola Co.	3.300%	9/1/21	5,525	5,714
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,680
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,000	2,150
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	300	430
Colgate-Palmolive Co.	2.625%	5/1/17	3,060	3,252
Colgate-Palmolive Co.	2.450%	11/15/21	1,500	1,481
ConAgra Foods Inc.	5.819%	6/15/17	1,500	1,692
ConAgra Foods Inc.	7.000%	4/15/19	500	589
Corn Products International Inc.	4.625%	11/1/20	2,000	2,102
Covidien International Finance SA	6.000%	10/15/17	8,400	10,088
CR Bard Inc.	4.400%	1/15/21	2,000	2,223
Delhaize Group SA	6.500%	6/15/17	2,800	3,235
DENTSPLY International Inc.	4.125%	8/15/21	2,000	2,047
Diageo Capital plc	5.750%	10/23/17	4,800	5,789
Diageo Capital plc	4.828%	7/15/20	975	1,109
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	4,250	5,271
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	825	821
Energizer Holdings Inc.	4.700%	5/19/21	2,300	2,383
Express Scripts Inc.	7.250%	6/15/19	2,050	2,522
Flowers Foods Inc.	4.375%	4/1/22	1,000	993
General Mills Inc.	5.650%	2/15/19	8,175	9,693
General Mills Inc.	3.150%	12/15/21	1,875	1,867
Gilead Sciences Inc.	4.500%	4/1/21	4,300	4,551
Gilead Sciences Inc.	4.400%	12/1/21	5,825	6,114
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	14,550	17,500
Hasbro Inc.	6.300%	9/15/17	2,175	2,483
HJ Heinz Co.	3.125%	9/12/21	2,750	2,755
Hormel Foods Corp.	4.125%	4/15/21	875	947
JM Smucker Co.	3.500%	10/15/21	2,950	2,990
Johnson & Johnson	5.550%	8/15/17	550	668

Johnson & Johnson	5.150%	7/15/18	8,625	10,374
Johnson & Johnson	2.950%	9/1/20	2,000	2,088
Johnson & Johnson	3.550%	5/15/21	2,175	2,367
Kellogg Co.	3.250%	5/21/18	1,325	1,396
Kellogg Co.	4.150%	11/15/19	4,350	4,694
Kellogg Co.	4.000%	12/15/20	4,275	4,519
Kimberly-Clark Corp.	6.125%	8/1/17	8,500	10,369
Kimberly-Clark Corp.	6.250%	7/15/18	675	833
Kimberly-Clark Corp.	3.625%	8/1/20	1,000	1,066
Kimberly-Clark Corp.	3.875%	3/1/21	2,095	2,254
Koninklijke Philips Electronics NV	5.750%	3/11/18	8,800	10,248
Koninklijke Philips Electronics NV	3.750%	3/15/22	1,200	1,208
Kraft Foods Inc.	6.500%	8/11/17	13,450	16,220
Kraft Foods Inc.	6.125%	2/1/18	5,150	6,193
Kraft Foods Inc.	6.125%	8/23/18	4,200	5,061
Kraft Foods Inc.	5.375%	2/10/20	22,850	26,358
Kroger Co.	6.400%	8/15/17	2,350	2,834
Kroger Co.	6.150%	1/15/20	5,369	6,509
Laboratory Corp. of America Holdings	4.625%	11/15/20	3,000	3,187
Life Technologies Corp.	6.000%	3/1/20	6,950	7,959
Life Technologies Corp.	5.000%	1/15/21	3,875	4,177
Lorillard Tobacco Co.	8.125%	6/23/19	4,425	5,490
McCormick & Co. Inc.	3.900%	7/15/21	1,850	1,978
McKesson Corp.	7.500%	2/15/19	1,825	2,316
McKesson Corp.	4.750%	3/1/21	7,125	8,021
Mead Johnson Nutrition Co.	4.900%	11/1/19	5,725	6,411
Medco Health Solutions Inc.	7.125%	3/15/18	9,800	11,734
Medtronic Inc.	5.600%	3/15/19	1,525	1,804
Medtronic Inc.	4.450%	3/15/20	5,275	5,903
Medtronic Inc.	3.125%	3/15/22	4,900	4,906
Merck & Co. Inc.	6.000%	9/15/17	1,925	2,370
Merck & Co. Inc.	5.000%	6/30/19	5,525	6,506
Merck & Co. Inc.	3.875%	1/15/21	8,000	8,788
Novant Health Inc.	5.850%	11/1/19	1,300	1,458
Novartis Capital Corp.	4.400%	4/24/20	6,300	7,133
Novartis Securities Investment Ltd.	5.125%	2/10/19	13,625	15,956
PepsiAmericas Inc.	5.000%	5/15/17	750	876
PepsiCo Inc.	5.000%	6/1/18	9,200	10,752
PepsiCo Inc.	7.900%	11/1/18	6,675	8,968
PepsiCo Inc.	4.500%	1/15/20	1,900	2,145
PepsiCo Inc.	3.125%	11/1/20	4,200	4,296
PepsiCo Inc.	3.000%	8/25/21	3,500	3,540
PepsiCo Inc.	2.750%	3/5/22	1,625	1,578
PerkinElmer Inc.	5.000%	11/15/21	1,850	1,929
Pfizer Inc.	6.200%	3/15/19	24,350	30,377
Philip Morris International Inc.	5.650%	5/16/18	16,375	19,530
Philip Morris International Inc.	4.500%	3/26/20	2,000	2,243
Philip Morris International Inc.	4.125%	5/17/21	2,000	2,165
Philip Morris International Inc.	2.900%	11/15/21	2,300	2,262
Procter & Gamble Co.	4.700%	2/15/19	9,426	10,984
Procter & Gamble Co.	2.300%	2/6/22	6,000	5,788
Quest Diagnostics Inc.	6.400%	7/1/17	1,325	1,565
Quest Diagnostics Inc.	4.750%	1/30/20	1,100	1,197
Quest Diagnostics Inc.	4.700%	4/1/21	1,000	1,081
Reynolds American Inc.	6.750%	6/15/17	6,500	7,741
Safeway Inc.	6.350%	8/15/17	3,400	3,955
Safeway Inc.	5.000%	8/15/19	4,250	4,532

Safeway Inc.	3.950%	8/15/20	3,000	2,974
Sanofi	4.000%	3/29/21	16,600	18,102
Sara Lee Corp.	4.100%	9/15/20	325	328
St. Jude Medical Inc.	4.875%	7/15/19	2,757	3,100
Stryker Corp.	4.375%	1/15/20	1,950	2,136
Sysco Corp.	5.250%	2/12/18	2,500	2,952
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	2,350	2,372
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	2,650	2,669
Thermo Fisher Scientific Inc.	4.700%	5/1/20	650	727
Thermo Fisher Scientific Inc.	4.500%	3/1/21	1,850	2,073
Thermo Fisher Scientific Inc.	3.600%	8/15/21	8,150	8,573
Unilever Capital Corp.	4.800%	2/15/19	2,475	2,850
Unilever Capital Corp.	4.250%	2/10/21	6,880	7,818
UST LLC	5.750%	3/1/18	975	1,068
Watson Pharmaceuticals Inc.	6.125%	8/15/19	2,000	2,248
Wyeth LLC	5.450%	4/1/17	1,725	2,053
Zimmer Holdings Inc.	4.625%	11/30/19	3,175	3,500
Zimmer Holdings Inc.	3.375%	11/30/21	350	349

Energy (2.9%)
Anadarko Petroleum Corp.	6.375%	9/15/17	14,900	17,699
Anadarko Petroleum Corp.	6.950%	6/15/19	2,700	3,292
Apache Corp.	6.900%	9/15/18	3,800	4,795
Apache Corp.	3.625%	2/1/21	3,800	4,007
Baker Hughes Inc.	7.500%	11/15/18	3,000	3,946
3 Baker Hughes Inc.	3.200%	8/15/21	2,300	2,324
BJ Services Co.	6.000%	6/1/18	1,225	1,447
BP Capital Markets plc	4.750%	3/10/19	4,675	5,255
BP Capital Markets plc	4.500%	10/1/20	5,780	6,348
BP Capital Markets plc	4.742%	3/11/21	11,900	13,325
BP Capital Markets plc	3.561%	11/1/21	4,600	4,739
Cameron International Corp.	6.375%	7/15/18	3,600	4,239
Cameron International Corp.	4.500%	6/1/21	650	697
Canadian Natural Resources Ltd.	5.700%	5/15/17	7,125	8,446
Canadian Natural Resources Ltd.	3.450%	11/15/21	5,350	5,406
Cenovus Energy Inc.	5.700%	10/15/19	5,300	6,313
Chevron Corp.	4.950%	3/3/19	6,300	7,440
ConocoPhillips	5.750%	2/1/19	13,375	16,225
ConocoPhillips	6.000%	1/15/20	5,450	6,751
Devon Energy Corp.	6.300%	1/15/19	2,875	3,514
Devon Energy Corp.	4.000%	7/15/21	3,800	4,054
Diamond Offshore Drilling Inc.	5.875%	5/1/19	1,050	1,214
Encana Corp.	5.900%	12/1/17	4,225	4,930
Encana Corp.	3.900%	11/15/21	3,500	3,409
Ensco plc	4.700%	3/15/21	9,050	9,747
EOG Resources Inc.	5.875%	9/15/17	2,300	2,757
EOG Resources Inc.	6.875%	10/1/18	4,525	5,604
EOG Resources Inc.	4.400%	6/1/20	1,200	1,322
EOG Resources Inc.	4.100%	2/1/21	5,200	5,623
EQT Corp.	6.500%	4/1/18	3,800	4,339
EQT Corp.	8.125%	6/1/19	1,725	2,045
EQT Corp.	4.875%	11/15/21	975	985
Halliburton Co.	5.900%	9/15/18	2,100	2,547
Halliburton Co.	6.150%	9/15/19	4,300	5,223
Halliburton Co.	3.250%	11/15/21	2,200	2,232
Hess Corp.	8.125%	2/15/19	3,925	5,046
Husky Energy Inc.	6.150%	6/15/19	510	589

Husky Energy Inc.	7.250%	12/15/19	3,895	4,807
Marathon Oil Corp.	6.000%	10/1/17	8,775	10,244
Marathon Oil Corp.	5.900%	3/15/18	137	160
Marathon Petroleum Corp.	5.125%	3/1/21	4,000	4,350
Nabors Industries Inc.	6.150%	2/15/18	6,575	7,631
Nabors Industries Inc.	9.250%	1/15/19	6,875	8,847
Nabors Industries Inc.	5.000%	9/15/20	1,450	1,556
Nexen Inc.	6.200%	7/30/19	3,500	4,061
Noble Energy Inc.	8.250%	3/1/19	5,001	6,282
Noble Energy Inc.	4.150%	12/15/21	3,625	3,700
Noble Holding International Ltd.	4.900%	8/1/20	3,215	3,437
Noble Holding International Ltd.	4.625%	3/1/21	1,800	1,908
Noble Holding International Ltd.	3.950%	3/15/22	2,825	2,831
Occidental Petroleum Corp.	4.100%	2/1/21	4,000	4,342
Occidental Petroleum Corp.	3.125%	2/15/22	6,000	6,053
Petro-Canada	6.050%	5/15/18	7,350	8,803
Petrohawk Energy Corp.	7.250%	8/15/18	3,200	3,656
Petrohawk Energy Corp.	6.250%	6/1/19	6,440	7,301
3 Phillips 66	2.950%	5/1/17	6,500	6,598
Pride International Inc.	6.875%	8/15/20	9,660	11,785
Rowan Cos. Inc.	7.875%	8/1/19	2,150	2,561
Shell International Finance BV	4.300%	9/22/19	12,775	14,480
Shell International Finance BV	4.375%	3/25/20	3,900	4,465
Southwestern Energy Co.	7.500%	2/1/18	3,000	3,623
3 Southwestern Energy Co.	4.100%	3/15/22	4,575	4,530
Suncor Energy Inc.	6.100%	6/1/18	6,309	7,578
Talisman Energy Inc.	7.750%	6/1/19	3,875	4,744
Talisman Energy Inc.	3.750%	2/1/21	4,000	3,932
Total Capital International SA	2.875%	2/17/22	2,900	2,780
Total Capital SA	4.450%	6/24/20	4,750	5,066
Total Capital SA	4.125%	1/28/21	6,000	6,366
Transocean Inc.	6.000%	3/15/18	6,750	7,485
Transocean Inc.	6.500%	11/15/20	2,500	2,793
Transocean Inc.	6.375%	12/15/21	4,500	5,062
Valero Energy Corp.	6.125%	6/15/17	6,000	6,965
Valero Energy Corp.	9.375%	3/15/19	4,000	5,244
Valero Energy Corp.	6.125%	2/1/20	3,780	4,339
Weatherford International Inc.	6.350%	6/15/17	2,035	2,358
Weatherford International Ltd.	6.000%	3/15/18	5,880	6,670
Weatherford International Ltd.	9.625%	3/1/19	7,565	10,035
Williams Cos. Inc.	7.875%	9/1/21	279	348
XTO Energy Inc.	6.250%	8/1/17	3,125	3,844
XTO Energy Inc.	5.500%	6/15/18	1,875	2,280

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	1,300	1,524
Fluor Corp.	3.375%	9/15/21	2,300	2,308

Technology (1.9%)
Adobe Systems Inc.	4.750%	2/1/20	4,175	4,541
Agilent Technologies Inc.	6.500%	11/1/17	4,725	5,692
Agilent Technologies Inc.	5.000%	7/15/20	3,000	3,339
Amphenol Corp.	4.000%	2/1/22	1,925	1,939
Applied Materials Inc.	4.300%	6/15/21	6,825	7,429
Arrow Electronics Inc.	5.125%	3/1/21	2,000	2,036
BMC Software Inc.	7.250%	6/1/18	1,550	1,837
BMC Software Inc.	4.250%	2/15/22	2,000	2,000

Broadcom Corp.	2.700%	11/1/18	6,025	6,105
CA Inc.	5.375%	12/1/19	2,525	2,764
Cisco Systems Inc.	4.950%	2/15/19	8,892	10,269
Cisco Systems Inc.	4.450%	1/15/20	14,875	16,811
Computer Sciences Corp.	6.500%	3/15/18	3,900	4,240
Corning Inc.	6.625%	5/15/19	950	1,141
Corning Inc.	4.250%	8/15/20	1,447	1,535
Dell Inc.	5.650%	4/15/18	2,500	2,911
Dell Inc.	5.875%	6/15/19	3,675	4,362
Equifax Inc.	6.300%	7/1/17	1,300	1,479
Fiserv Inc.	6.800%	11/20/17	3,150	3,716
Fiserv Inc.	4.625%	10/1/20	2,147	2,239
Google Inc.	3.625%	5/19/21	5,600	6,068
Harris Corp.	5.950%	12/1/17	775	885
Harris Corp.	6.375%	6/15/19	775	893
Harris Corp.	4.400%	12/15/20	4,300	4,434
Hewlett-Packard Co.	2.600%	9/15/17	7,000	6,976
Hewlett-Packard Co.	5.500%	3/1/18	2,125	2,431
Hewlett-Packard Co.	3.750%	12/1/20	9,400	9,364
Hewlett-Packard Co.	4.300%	6/1/21	4,000	4,088
Hewlett-Packard Co.	4.375%	9/15/21	4,000	4,088
Hewlett-Packard Co.	4.650%	12/9/21	7,500	7,832
Intel Corp.	3.300%	10/1/21	11,441	11,788
International Business Machines Corp.	5.700%	9/14/17	25,725	30,804
International Business Machines Corp.	2.900%	11/1/21	4,400	4,451
Juniper Networks Inc.	4.600%	3/15/21	725	769
Lexmark International Inc.	6.650%	6/1/18	2,975	3,388
Microsoft Corp.	4.200%	6/1/19	9,175	10,429
Motorola Solutions Inc.	6.000%	11/15/17	1,220	1,409
National Semiconductor Corp.	6.600%	6/15/17	1,175	1,448
Nokia Oyj	5.375%	5/15/19	9,025	8,870
Oracle Corp.	5.750%	4/15/18	7,600	9,217
Oracle Corp.	5.000%	7/8/19	10,900	12,721
Oracle Corp.	3.875%	7/15/20	10,940	11,989
Pitney Bowes Inc.	5.750%	9/15/17	1,800	1,895
Pitney Bowes Inc.	4.750%	5/15/18	1,000	1,014
SAIC Inc.	4.450%	12/1/20	1,200	1,261
Symantec Corp.	4.200%	9/15/20	3,705	3,773
Tyco Electronics Group SA	6.550%	10/1/17	4,250	5,028
Tyco Electronics Group SA	3.500%	2/3/22	3,075	3,004
Xerox Corp.	6.350%	5/15/18	10,275	11,918
Xerox Corp.	5.625%	12/15/19	2,775	3,086

Transportation (0.8%)
4 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	1/31/21	631	653
4 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	400	422
4 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	2,874	3,118
Burlington Northern Santa Fe LLC	5.650%	5/1/17	4,150	4,821
Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,400	6,414
Burlington Northern Santa Fe LLC	3.450%	9/15/21	5,525	5,600
Burlington Northern Santa Fe LLC	3.050%	3/15/22	700	689
Canadian National Railway Co.	5.850%	11/15/17	500	596
Canadian National Railway Co.	5.550%	5/15/18	900	1,070
Canadian National Railway Co.	5.550%	3/1/19	2,000	2,389

Canadian National Railway Co.	2.850%	12/15/21	1,800	1,786
Canadian Pacific Railway Co.	7.250%	5/15/19	1,500	1,812
Con-way Inc.	7.250%	1/15/18	3,400	3,890
4 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	9/15/17	1,157	1,218
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	4,171	4,661
4 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	1/12/21	2,452	2,559
CSX Corp.	5.600%	5/1/17	3,850	4,438
CSX Corp.	7.900%	5/1/17	282	353
CSX Corp.	6.250%	3/15/18	7,025	8,417
CSX Corp.	7.375%	2/1/19	725	909
CSX Corp.	4.250%	6/1/21	2,025	2,156
CSX Corp.	6.220%	4/30/40	393	464
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	5,022	5,725
4 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	7/2/18	2,608	2,839
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	3,265	3,453
FedEx Corp.	8.000%	1/15/19	3,315	4,296
Norfolk Southern Corp.	7.700%	5/15/17	2,400	3,029
Norfolk Southern Corp.	5.750%	4/1/18	2,375	2,810
Norfolk Southern Corp.	5.900%	6/15/19	6,900	8,200
Norfolk Southern Corp.	3.000%	4/1/22	2,200	2,162
Norfolk Southern Railway Co.	9.750%	6/15/20	411	580
Ryder System Inc.	3.500%	6/1/17	1,325	1,375
Union Pacific Corp.	5.700%	8/15/18	3,825	4,564
Union Pacific Corp.	4.163%	7/15/22	4,596	4,951
United Parcel Service Inc.	5.500%	1/15/18	3,100	3,714
United Parcel Service Inc.	5.125%	4/1/19	2,200	2,624
United Parcel Service Inc.	3.125%	1/15/21	11,700	12,197
United Parcel Service of America Inc.	8.375%	4/1/20	500	689
				3,155,202
Utilities (4.3%)
Electric (2.6%)
Alabama Power Co.	5.500%	10/15/17	1,925	2,284
Alabama Power Co.	3.375%	10/1/20	745	778
Ameren Illinois Co.	6.125%	11/15/17	3,100	3,620
Ameren Illinois Co.	6.250%	4/1/18	2,000	2,345
Ameren Illinois Co.	9.750%	11/15/18	2,750	3,718
Appalachian Power Co.	7.950%	1/15/20	675	885
Appalachian Power Co.	4.600%	3/30/21	2,550	2,781
Arizona Public Service Co.	8.750%	3/1/19	2,000	2,558
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,700	1,719
Carolina Power & Light Co.	5.300%	1/15/19	9,725	11,432
Carolina Power & Light Co.	3.000%	9/15/21	4,400	4,428
CenterPoint Energy Inc.	6.500%	5/1/18	4,500	5,309
Cleveland Electric Illuminating Co.	7.880%	11/1/17	250	312
Commonwealth Edison Co.	6.150%	9/15/17	4,250	5,108
Commonwealth Edison Co.	5.800%	3/15/18	2,550	3,047
Commonwealth Edison Co.	4.000%	8/1/20	2,000	2,158
Connecticut Light & Power Co.	5.650%	5/1/18	3,000	3,533
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	5,000	6,067
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	2,000	2,593
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,200	1,494

Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,000	2,254
Constellation Energy Group Inc.	5.150%	12/1/20	2,000	2,196
Consumers Energy Co.	6.125%	3/15/19	300	361
Consumers Energy Co.	6.700%	9/15/19	8,466	10,645
Consumers Energy Co.	5.650%	4/15/20	1,075	1,284
Detroit Edison Co.	3.450%	10/1/20	2,500	2,604
Detroit Edison Co.	3.900%	6/1/21	750	801
Dominion Resources Inc.	6.000%	11/30/17	4,750	5,691
Dominion Resources Inc.	8.875%	1/15/19	5,375	7,224
Dominion Resources Inc.	5.200%	8/15/19	900	1,037
Dominion Resources Inc.	4.450%	3/15/21	13,900	15,366
Duke Energy Carolinas LLC	5.100%	4/15/18	6,750	7,925
Duke Energy Carolinas LLC	4.300%	6/15/20	1,050	1,173
Duke Energy Carolinas LLC	3.900%	6/15/21	2,000	2,148
Duke Energy Corp.	5.050%	9/15/19	10,600	12,062
Duke Energy Indiana Inc.	3.750%	7/15/20	1,450	1,533
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	4,150	4,767
Entergy Louisiana LLC	6.500%	9/1/18	2,625	3,128
Exelon Generation Co. LLC	6.200%	10/1/17	3,500	4,108
Exelon Generation Co. LLC	4.000%	10/1/20	4,875	5,002
FirstEnergy Solutions Corp.	6.050%	8/15/21	8,700	9,734
Florida Power & Light Co.	5.550%	11/1/17	1,950	2,344
Florida Power Corp.	5.650%	6/15/18	2,100	2,527
Georgia Power Co.	5.700%	6/1/17	3,000	3,581
Great Plains Energy Inc.	4.850%	6/1/21	6,095	6,431
Indiana Michigan Power Co.	7.000%	3/15/19	5,747	7,005
Jersey Central Power & Light Co.	5.650%	6/1/17	5,475	6,288
Kentucky Utilities Co.	3.250%	11/1/20	2,300	2,368
LG&E and KU Energy LLC	3.750%	11/15/20	2,025	2,020
Metropolitan Edison Co.	7.700%	1/15/19	2,000	2,490
MidAmerican Energy Co.	5.950%	7/15/17	925	1,098
MidAmerican Energy Co.	5.300%	3/15/18	400	467
MidAmerican Energy Holdings Co.	5.750%	4/1/18	7,725	9,101
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	291
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	9,625	11,241
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	2,525	3,648
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	2,075	2,059
Nevada Power Co.	6.500%	5/15/18	4,217	5,160
Nevada Power Co.	6.500%	8/1/18	4,175	5,152
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	4,500	5,245
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	3,000	3,180
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,700	1,742
4 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	500	528
Northern States Power Co.	5.250%	3/1/18	5,350	6,289
NSTAR	4.500%	11/15/19	3,500	3,862
NSTAR Electric Co.	5.625%	11/15/17	975	1,157
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	2,500	3,021
Pacific Gas & Electric Co.	5.625%	11/30/17	5,900	7,028
Pacific Gas & Electric Co.	8.250%	10/15/18	1,325	1,769
Pacific Gas & Electric Co.	3.500%	10/1/20	9,525	9,864
Pacific Gas & Electric Co.	4.250%	5/15/21	200	217
PacifiCorp	5.650%	7/15/18	2,575	3,089
PacifiCorp	5.500%	1/15/19	2,740	3,227

Peco Energy Co.	5.350%	3/1/18	2,475	2,923
Pennsylvania Electric Co.	6.050%	9/1/17	2,800	3,249
PPL Electric Utilities Corp.	3.000%	9/15/21	2,800	2,811
PPL Energy Supply LLC	6.500%	5/1/18	750	864
PPL Energy Supply LLC	4.600%	12/15/21	3,725	3,812
Progress Energy Inc.	4.400%	1/15/21	2,000	2,187
PSEG Power LLC	5.125%	4/15/20	5,262	5,771
Public Service Co. of Colorado	5.125%	6/1/19	2,300	2,674
Public Service Co. of Colorado	3.200%	11/15/20	1,800	1,862
Public Service Co. of Oklahoma	5.150%	12/1/19	650	732
Public Service Co. of Oklahoma	4.400%	2/1/21	4,500	4,861
Public Service Electric & Gas Co.	3.500%	8/15/20	2,000	2,117
San Diego Gas & Electric Co.	3.000%	8/15/21	3,000	3,069
SCANA Corp.	4.750%	5/15/21	2,800	2,939
SCANA Corp.	4.125%	2/1/22	4,450	4,433
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,400	2,958
Southern California Edison Co.	5.500%	8/15/18	4,400	5,278
Southern California Edison Co.	3.875%	6/1/21	3,325	3,603
Southwestern Electric Power Co.	6.450%	1/15/19	3,472	4,122
Tampa Electric Co.	6.100%	5/15/18	2,150	2,589
Tampa Electric Co.	5.400%	5/15/21	2,000	2,308
TECO Finance Inc.	5.150%	3/15/20	1,350	1,487
TransAlta Corp.	6.650%	5/15/18	2,975	3,446
Tucson Electric Power Co.	5.150%	11/15/21	1,450	1,527
UIL Holdings Corp.	4.625%	10/1/20	1,850	1,870
Union Electric Co.	6.700%	2/1/19	4,000	4,907
Westar Energy Inc.	8.625%	12/1/18	1,550	2,047
Wisconsin Electric Power Co.	4.250%	12/15/19	1,525	1,691
4 Wisconsin Energy Corp.	6.250%	5/15/67	5,275	5,433
Wisconsin Power & Light Co.	5.000%	7/15/19	2,275	2,604
Xcel Energy Inc.	4.700%	5/15/20	2,000	2,229

Natural Gas (1.6%)
AGL Capital Corp.	5.250%	8/15/19	2,300	2,604
Atmos Energy Corp.	8.500%	3/15/19	2,510	3,287
Buckeye Partners LP	6.050%	1/15/18	4,550	5,132
Buckeye Partners LP	4.875%	2/1/21	2,000	2,070
CenterPoint Energy Resources Corp.	6.000%	5/15/18	5,361	6,179
DCP Midstream Operating LP	4.950%	4/1/22	1,700	1,708
El Paso Natural Gas Co.	5.950%	4/15/17	4,775	5,269
Enbridge Energy Partners LP	6.500%	4/15/18	3,075	3,720
Enbridge Energy Partners LP	9.875%	3/1/19	1,700	2,261
Enbridge Energy Partners LP	5.200%	3/15/20	1,875	2,085
Enbridge Energy Partners LP	4.200%	9/15/21	3,675	3,835
Enbridge Inc.	5.600%	4/1/17	3,550	4,055
Energy Transfer Partners LP	9.000%	4/15/19	18,053	22,445
Energy Transfer Partners LP	5.200%	2/1/22	1,665	1,746
Enterprise Products Operating LLC	6.300%	9/15/17	2,525	2,976
Enterprise Products Operating LLC	6.650%	4/15/18	550	658
Enterprise Products Operating LLC	6.500%	1/31/19	3,050	3,606
Enterprise Products Operating LLC	5.250%	1/31/20	5,000	5,586
Enterprise Products Operating LLC	5.200%	9/1/20	6,500	7,263
Kinder Morgan Energy Partners LP	5.950%	2/15/18	3,250	3,789
Kinder Morgan Energy Partners LP	6.850%	2/15/20	17,025	20,243
Magellan Midstream Partners LP	6.550%	7/15/19	5,375	6,348
Magellan Midstream Partners LP	4.250%	2/1/21	2,400	2,495
National Fuel Gas Co.	4.900%	12/1/21	3,175	3,281

Nisource Finance Corp.	5.250%	9/15/17	500	556
Nisource Finance Corp.	6.400%	3/15/18	12,890	15,085
Nisource Finance Corp.	6.800%	1/15/19	938	1,110
Nisource Finance Corp.	4.450%	12/1/21	150	156
NuStar Logistics LP	7.650%	4/15/18	2,900	3,432
ONEOK Inc.	4.250%	2/1/22	5,475	5,540
ONEOK Partners LP	8.625%	3/1/19	5,000	6,341
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	2,000	2,256
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	2,525	2,928
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	2,675	3,187
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	200	260
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	600	684
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	6,075	6,654
Sempra Energy	6.150%	6/15/18	4,300	5,139
Sempra Energy	9.800%	2/15/19	4,370	5,950
3 Southern Natural Gas Co.	5.900%	4/1/17	3,650	4,132
Southern Natural Gas Co. / Southern Natural
Issuing Corp.	4.400%	6/15/21	3,575	3,675
Spectra Energy Capital LLC	6.200%	4/15/18	2,688	3,138
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	425	445
TransCanada PipeLines Ltd.	6.500%	8/15/18	9,100	11,363
TransCanada PipeLines Ltd.	3.800%	10/1/20	5,775	6,217
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	6,550	6,779
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	2,500	2,908
Williams Partners LP	5.250%	3/15/20	9,025	9,966
Williams Partners LP	4.000%	11/15/21	6,250	6,374

Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	3,025	3,503
United Utilities plc	5.375%	2/1/19	1,000	1,058
Veolia Environnement SA	6.000%	6/1/18	3,550	3,979

				628,560
Total Corporate Bonds (Cost $5,264,318)				5,734,038
Sovereign Bonds (U.S. Dollar-Denominated) (5.6%)
Asian Development Bank	5.250%	6/12/17	2,300	2,743
Asian Development Bank	5.593%	7/16/18	1,975	2,387
Asian Development Bank	1.875%	10/23/18	3,600	3,660
Asian Development Bank	1.750%	3/21/19	4,550	4,557
Corp. Andina de Fomento	8.125%	6/4/19	5,600	6,961
Ecopetrol SA	7.625%	7/23/19	6,800	8,459
European Investment Bank	5.125%	5/30/17	16,550	19,535
European Investment Bank	1.625%	6/15/17	9,000	8,989
European Investment Bank	2.875%	9/15/20	9,600	9,638
European Investment Bank	4.000%	2/16/21	17,300	18,889
Export-Import Bank of Korea	5.125%	6/29/20	4,400	4,705
Export-Import Bank of Korea	4.000%	1/29/21	5,000	4,919
Export-Import Bank of Korea	4.375%	9/15/21	8,000	8,095
4 Federative Republic of Brazil	8.000%	1/15/18	10,200	12,189
Federative Republic of Brazil	5.875%	1/15/19	14,375	17,178
Federative Republic of Brazil	4.875%	1/22/21	22,075	24,894
Hydro Quebec	2.000%	6/30/16	3,925	4,033

Hydro Quebec	8.400%	1/15/22	775	1,096
Inter-American Development Bank	2.375%	8/15/17	7,800	8,176
Inter-American Development Bank	1.750%	8/24/18	13,875	13,952
Inter-American Development Bank	3.875%	9/17/19	9,300	10,594
Inter-American Development Bank	3.875%	2/14/20	5,475	6,188
International Bank for Reconstruction &
Development	0.875%	4/17/17	22,250	21,940
International Finance Corp.	2.125%	11/17/17	11,000	11,340
5 Japan Finance Corp.	2.125%	2/7/19	6,300	6,220
5 Japan Finance Organization for Municipalities	5.000%	5/16/17	3,800	4,388
5 Japan Finance Organization for Municipalities	4.000%	1/13/21	4,500	4,965
6 KFW	4.375%	3/15/18	22,200	25,345
6 KFW	4.500%	7/16/18	12,875	14,868
6 KFW	4.875%	6/17/19	13,450	15,766
6 KFW	4.000%	1/27/20	13,375	14,972
6 KFW	2.750%	9/8/20	26,175	26,727
6 KFW	2.375%	8/25/21	10,000	9,796
6 KFW	2.625%	1/25/22	10,000	9,917
Korea Development Bank	3.875%	5/4/17	4,600	4,744
Korea Development Bank	3.500%	8/22/17	4,000	4,057
Korea Finance Corp.	4.625%	11/16/21	4,350	4,470
6 Landwirtschaftliche Rentenbank	2.375%	9/13/17	4,000	4,144
6 Landwirtschaftliche Rentenbank	1.875%	9/17/18	8,800	8,708
United Mexican States	3.625%	3/15/22	6,624	6,768
North American Development Bank	4.375%	2/11/20	1,200	1,319
7 Oesterreichische Kontrollbank AG	5.000%	4/25/17	6,425	7,362
Pemex Project Funding Master Trust	5.750%	3/1/18	17,325	19,586
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	17,250	19,423
Petrobras International Finance Co. - Pifco	8.375%	12/10/18	1,500	1,896
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	11,950	14,813
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	11,010	12,202
Petrobras International Finance Co. - Pifco	5.375%	1/27/21	21,550	23,196
Petroleos Mexicanos	8.000%	5/3/19	5,075	6,410
Petroleos Mexicanos	6.000%	3/5/20	5,825	6,641
Petroleos Mexicanos	5.500%	1/21/21	15,100	16,709
3 Petroleos Mexicanos	4.875%	1/24/22	10,600	11,102
Province of British Columbia	2.650%	9/22/21	3,500	3,549
Province of Manitoba	1.300%	4/3/17	8,175	8,117
Province of Manitoba	9.250%	4/1/20	1,500	2,166
Province of New Brunswick	2.750%	6/15/18	6,425	6,747
Province of Ontario	3.150%	12/15/17	1,150	1,231
Province of Ontario	4.000%	10/7/19	16,400	18,168
Province of Ontario	4.400%	4/14/20	16,600	18,957
Quebec	4.625%	5/14/18	4,500	5,224
Quebec	3.500%	7/29/20	2,400	2,566
Quebec	2.750%	8/25/21	13,000	13,041
Republic of Chile	3.875%	8/5/20	3,800	4,072
Republic of Chile	3.250%	9/14/21	5,500	5,544
Republic of Columbia	7.375%	3/18/19	14,125	18,080
Republic of Columbia	11.750%	2/25/20	600	954
Republic of Columbia	4.375%	7/12/21	9,450	10,277
Republic of Italy	5.375%	6/12/17	6,925	7,141
Republic of Korea	7.125%	4/16/19	6,550	8,101
Republic of Panama	5.200%	1/30/20	3,950	4,506
Republic of Peru	7.125%	3/30/19	6,400	8,144
Republic of Poland	6.375%	7/15/19	17,850	20,751
Republic of Poland	5.125%	4/21/21	6,500	6,922

Republic of Poland	5.000%	3/23/22	10,900	11,534
Republic of South Africa	6.875%	5/27/19	9,150	11,026
Republic of South Africa	5.500%	3/9/20	9,475	10,600
State of Israel	5.125%	3/26/19	8,900	9,820
Statoil ASA	3.125%	8/17/17	6,925	7,419
Statoil ASA	5.250%	4/15/19	9,575	11,215
Statoil ASA	3.150%	1/23/22	975	986
United Mexican States	5.950%	3/19/19	17,414	20,845
United Mexican States	5.125%	1/15/20	19,625	22,521
Total Sovereign Bonds (Cost $765,277)				821,855
Taxable Municipal Bonds (0.2%)
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	2,500	2,654
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	800	891
California Educational Facilities Authority
Revenue (Stanford University)	4.750%	5/1/19	1,800	2,084
California GO	5.950%	4/1/16	2,800	3,173
California GO	6.200%	3/1/19	500	581
California GO	6.200%	10/1/19	3,925	4,591
California GO	6.650%	3/1/22	1,500	1,805
Cornell University New York GO	5.450%	2/1/19	1,350	1,600
Emory University Georgia GO	5.625%	9/1/19	1,000	1,202
Howard Hughes Medical Institute Maryland
GO	3.450%	9/1/14	2,750	2,931
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	1,250	1,289
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University)	5.250%	7/1/19	1,200	1,415
Massachusetts GO	4.200%	12/1/21	3,375	3,771
New Hampshire Health & Educational
Facilities Authority Revenue (Dartmouth
College)	4.750%	6/1/19	1,000	1,149
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,325	1,301
8 Wisconsin GO	4.800%	5/1/13	1,350	1,415
Total Taxable Municipal Bonds (Cost $29,173)				31,852
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
9 Vanguard Market Liquidity Fund (Cost
$70,418)	0.123%		70,418,012	70,418
Total Investments (99.6%) (Cost $13,458,801)				14,489,184
Other Assets and Liabilities-Net (0.4%)				59,334
Net Assets (100%)				14,548,518

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate value of these securities was $67,413,000, representing 0.5% of net assets.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Guaranteed by the Government of Japan.
6 Guaranteed by the Federal Republic of Germany.
7 Guaranteed by the Republic of Austria.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,823,019	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	8,002	—
Corporate Bonds	—	5,734,038	—
Sovereign Bonds	—	821,855	—
Taxable Municipal Bonds	—	31,852	—
Temporary Cash Investments	70,418	—	—
Total	70,418	14,418,766	—

Intermediate-Term Bond Index Fund

C. At March 31, 2012, the cost of investment securities for tax purposes was $13,458,801,000. Net unrealized appreciation of investment securities for tax purposes was $1,030,383,000, consisting of unrealized gains of $1,052,547,000 on securities that had risen in value since their purchase and $22,164,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Bond Index Fund

Schedule of Investments
As of March 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (42.9%)
U.S. Government Securities (39.9%)
	United States Treasury Note/Bond	9.875%	11/15/15	30	40
	United States Treasury Note/Bond	2.750%	5/31/17	30	32
	United States Treasury Note/Bond	8.000%	11/15/21	605	919
	United States Treasury Note/Bond	2.000%	2/15/22	225	221
	United States Treasury Note/Bond	7.250%	8/15/22	280	411
	United States Treasury Note/Bond	7.125%	2/15/23	39,290	57,560
	United States Treasury Note/Bond	6.250%	8/15/23	67,830	93,892
	United States Treasury Note/Bond	7.500%	11/15/24	22,090	33,939
	United States Treasury Note/Bond	6.875%	8/15/25	51,975	76,753
	United States Treasury Note/Bond	6.000%	2/15/26	7,950	10,959
	United States Treasury Note/Bond	6.750%	8/15/26	29,460	43,453
	United States Treasury Note/Bond	6.500%	11/15/26	360	521
	United States Treasury Note/Bond	6.625%	2/15/27	2,185	3,203
	United States Treasury Note/Bond	6.375%	8/15/27	3,195	4,605
	United States Treasury Note/Bond	5.500%	8/15/28	7,205	9,633
	United States Treasury Note/Bond	5.250%	11/15/28	58,005	75,706
	United States Treasury Note/Bond	5.250%	2/15/29	3,845	5,029
	United States Treasury Note/Bond	6.125%	8/15/29	45,665	65,480
	United States Treasury Note/Bond	6.250%	5/15/30	16,180	23,658
	United States Treasury Note/Bond	5.375%	2/15/31	20,490	27,517
	United States Treasury Note/Bond	4.375%	2/15/38	7,918	9,477
	United States Treasury Note/Bond	4.500%	5/15/38	69,150	84,407
	United States Treasury Note/Bond	3.500%	2/15/39	12,875	13,336
	United States Treasury Note/Bond	4.250%	5/15/39	96,753	113,654
	United States Treasury Note/Bond	4.500%	8/15/39	140,471	171,573
	United States Treasury Note/Bond	4.375%	11/15/39	152,745	182,984
	United States Treasury Note/Bond	4.625%	2/15/40	126,001	156,891
	United States Treasury Note/Bond	4.375%	5/15/40	103,608	124,151
	United States Treasury Note/Bond	3.875%	8/15/40	61,790	68,143
	United States Treasury Note/Bond	4.250%	11/15/40	119,290	140,054
	United States Treasury Note/Bond	4.750%	2/15/41	98,360	124,979
	United States Treasury Note/Bond	4.375%	5/15/41	80,140	96,055
	United States Treasury Note/Bond	3.750%	8/15/41	1,045	1,126
	United States Treasury Note/Bond	3.125%	11/15/41	120,245	114,984
	United States Treasury Note/Bond	3.125%	2/15/42	21,290	20,345
					1,955,690
Agency Bonds and Notes (3.0%)
1	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,259
1	Federal Home Loan Banks	5.500%	7/15/36	8,970	11,158
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	10,933
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	11,200	16,072
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	4,525	6,255
2	Federal National Mortgage Assn.	6.250%	5/15/29	11,000	14,885
2	Federal National Mortgage Assn.	7.125%	1/15/30	9,075	13,370
2	Federal National Mortgage Assn.	7.250%	5/15/30	6,635	9,928
2	Federal National Mortgage Assn.	6.625%	11/15/30	3,300	4,679
2	Federal National Mortgage Assn.	5.625%	7/15/37	4,575	5,985
2	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,370

	Israel Government AID Bond	5.500%	12/4/23	5,325	6,686
	Israel Government AID Bond	5.500%	4/26/24	4,800	6,023
	Private Export Funding Corp.	2.800%	5/15/22	800	810
	Resolution Funding Corp.	8.625%	1/15/21	850	1,261
1	Tennessee Valley Authority	6.750%	11/1/25	5,750	7,967
1	Tennessee Valley Authority	7.125%	5/1/30	2,950	4,287
1	Tennessee Valley Authority	4.650%	6/15/35	4,825	5,295
1	Tennessee Valley Authority	5.880%	4/1/36	1,000	1,297
1	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,303
1	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,268
1	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,444
1	Tennessee Valley Authority	5.250%	9/15/39	3,375	4,035
1	Tennessee Valley Authority	4.875%	1/15/48	2,500	2,836
1	Tennessee Valley Authority	5.375%	4/1/56	1,850	2,284
1	Tennessee Valley Authority	4.625%	9/15/60	1,700	1,837
					146,527
Total U.S. Government and Agency Obligations (Cost $1,868,075)					2,102,217
Asset-Backed/Commercial Mortgage-Backed Security (0.1%)
3	PSE&G Transition Funding LLC
	(Cost $ 2,500)	6.890%	12/15/17	2,500	2,941
Corporate Bonds (43.3%)
Finance (8.6%)
	Banking (4.5%)
3	Abbey National Capital Trust I	8.963%	12/29/49	2,300	2,311
	American Express Co.	8.150%	3/19/38	2,625	3,861
	Bank of America Corp.	5.875%	2/7/42	5,650	5,615
	Bank of America NA	6.000%	10/15/36	3,725	3,702
	Bank One Corp.	7.750%	7/15/25	2,000	2,394
	Bank One Corp.	7.625%	10/15/26	4,350	5,184
	BB&T Capital Trust I	5.850%	8/18/35	475	474
	BB&T Capital Trust II	6.750%	6/7/36	3,325	3,333
3	BB&T Capital Trust IV	6.820%	6/12/77	650	653
[3,4] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	450	510
	Citigroup Inc.	6.625%	6/15/32	2,750	2,816
	Citigroup Inc.	5.875%	2/22/33	1,825	1,726
	Citigroup Inc.	6.000%	10/31/33	3,500	3,345
	Citigroup Inc.	5.850%	12/11/34	2,300	2,379
	Citigroup Inc.	6.125%	8/25/36	3,350	3,197
	Citigroup Inc.	5.875%	5/29/37	1,100	1,135
	Citigroup Inc.	6.875%	3/5/38	7,950	9,148
	Citigroup Inc.	8.125%	7/15/39	5,275	6,831
	Citigroup Inc.	5.875%	1/30/42	4,550	4,697
	Compass Bank	5.900%	4/1/26	1,075	976
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	5.250%	5/24/41	4,325	4,436
	Credit Suisse USA Inc.	7.125%	7/15/32	2,600	3,145
	Fifth Third Bancorp	8.250%	3/1/38	2,775	3,676
	FleetBoston Financial Corp.	6.700%	7/15/28	1,200	1,159
	Goldman Sachs Capital I	6.345%	2/15/34	7,350	6,964
	Goldman Sachs Group Inc.	5.750%	10/1/16	75	81
	Goldman Sachs Group Inc.	5.950%	1/15/27	4,050	4,006
	Goldman Sachs Group Inc.	6.125%	2/15/33	6,150	6,075
	Goldman Sachs Group Inc.	6.450%	5/1/36	875	845
	Goldman Sachs Group Inc.	6.750%	10/1/37	12,500	12,161
	Goldman Sachs Group Inc.	6.250%	2/1/41	7,785	7,672
	HSBC Bank USA NA	5.875%	11/1/34	4,100	4,303

HSBC Bank USA NA	5.625%	8/15/35	2,800	2,831
HSBC Bank USA NA	7.000%	1/15/39	400	468
HSBC Holdings plc	7.625%	5/17/32	1,050	1,174
HSBC Holdings plc	7.350%	11/27/32	200	217
HSBC Holdings plc	6.500%	5/2/36	4,425	4,942
HSBC Holdings plc	6.500%	9/15/37	5,425	6,076
HSBC Holdings plc	6.800%	6/1/38	5,590	6,446
HSBC Holdings plc	6.100%	1/14/42	1,750	2,058
JP Morgan Chase Capital XVII	5.850%	8/1/35	425	419
3 JP Morgan Chase Capital XVIII	6.950%	8/1/66	1,400	1,412
3 JP Morgan Chase Capital XX	6.550%	9/15/66	2,575	2,554
3 JP Morgan Chase Capital XXII	6.450%	1/15/87	3,075	3,075
JP Morgan Chase Capital XXV	6.800%	10/1/37	3,350	3,326
JPMorgan Chase & Co.	6.400%	5/15/38	7,625	9,035
JPMorgan Chase & Co.	5.500%	10/15/40	950	1,026
JPMorgan Chase & Co.	5.600%	7/15/41	4,475	4,849
JPMorgan Chase & Co.	5.400%	1/6/42	2,850	3,021
JPMorgan Chase Capital XXVII	7.000%	11/1/39	1,725	1,723
KeyBank NA	6.950%	2/1/28	143	156
Merrill Lynch & Co. Inc.	6.220%	9/15/26	1,910	1,937
Merrill Lynch & Co. Inc.	6.110%	1/29/37	2,975	2,815
Merrill Lynch & Co. Inc.	7.750%	5/14/38	4,800	5,254
Morgan Stanley	6.250%	8/9/26	3,250	3,231
Morgan Stanley	7.250%	4/1/32	1,425	1,559
Santander UK plc	7.950%	10/26/29	1,625	1,657
UBS AG	7.000%	10/15/15	1,000	1,080
UBS AG	7.375%	6/15/17	550	612
UBS AG	7.750%	9/1/26	1,000	1,170
USB Capital XIII Trust	6.625%	12/15/39	1,625	1,628
Wachovia Bank NA	5.850%	2/1/37	3,875	4,190
Wachovia Bank NA	6.600%	1/15/38	5,225	6,174
Wachovia Corp.	6.605%	10/1/25	725	817
Wachovia Corp.	7.500%	4/15/35	150	178
Wachovia Corp.	5.500%	8/1/35	4,600	4,679
Wachovia Corp.	6.550%	10/15/35	125	138
Wells Fargo & Co.	5.375%	2/7/35	2,450	2,634
Wells Fargo Bank NA	5.950%	8/26/36	2,175	2,364
3 Wells Fargo Capital X	5.950%	12/1/86	2,525	2,538

Brokerage (0.0%)
Jefferies Group Inc.	6.450%	6/8/27	900	887
Jefferies Group Inc.	6.250%	1/15/36	1,150	1,046

Finance Companies (1.1%)
General Electric Capital Corp.	6.750%	3/15/32	20,550	24,563
General Electric Capital Corp.	6.150%	8/7/37	5,600	6,336
General Electric Capital Corp.	5.875%	1/14/38	12,425	13,590
General Electric Capital Corp.	6.875%	1/10/39	6,625	8,153
SLM Corp.	5.625%	8/1/33	3,850	3,272

Insurance (2.8%)
ACE Capital Trust II	9.700%	4/1/30	850	1,135
ACE INA Holdings Inc.	6.700%	5/15/36	1,000	1,304
Aetna Inc.	6.625%	6/15/36	2,850	3,538
Aetna Inc.	6.750%	12/15/37	700	887
Aflac Inc.	6.900%	12/17/39	575	679
Aflac Inc.	6.450%	8/15/40	1,450	1,611

Allstate Corp.	6.125%	5/15/67	775	758
Allstate Corp.	6.125%	12/15/32	1,250	1,430
Allstate Corp.	5.350%	6/1/33	1,950	2,084
Allstate Corp.	5.550%	5/9/35	2,000	2,179
Allstate Corp.	6.900%	5/15/38	300	374
Allstate Corp.	5.200%	1/15/42	1,075	1,122
3 Allstate Corp.	6.500%	5/15/57	1,500	1,477
American International Group Inc.	6.250%	5/1/36	2,350	2,547
American International Group Inc.	6.250%	3/15/37	2,850	2,551
4 American International Group Inc.	6.820%	11/15/37	586	636
American International Group Inc.	8.175%	5/15/68	9,000	9,540
Aon Corp.	8.205%	1/1/27	1,175	1,368
Aon Corp.	6.250%	9/30/40	1,525	1,837
Arch Capital Group Ltd.	7.350%	5/1/34	625	729
Assurant Inc.	6.750%	2/15/34	1,200	1,255
AXA SA	8.600%	12/15/30	4,275	4,670
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	3,175	3,711
Chubb Corp.	6.000%	5/11/37	2,075	2,537
Chubb Corp.	6.500%	5/15/38	1,375	1,762
Cigna Corp.	7.875%	5/15/27	500	628
Cigna Corp.	6.150%	11/15/36	525	581
Cigna Corp.	5.875%	3/15/41	1,650	1,800
Cigna Corp.	5.375%	2/15/42	2,850	2,917
Cincinnati Financial Corp.	6.920%	5/15/28	1,000	1,110
Cincinnati Financial Corp.	6.125%	11/1/34	1,350	1,386
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	1,425	1,465
Genworth Financial Inc.	6.500%	6/15/34	825	766
Hartford Financial Services Group Inc.	5.950%	10/15/36	450	430
Hartford Financial Services Group Inc.	6.625%	3/30/40	500	517
Hartford Financial Services Group Inc.	6.100%	10/1/41	500	489
Humana Inc.	8.150%	6/15/38	250	322
Lincoln National Corp.	6.150%	4/7/36	3,375	3,568
Lincoln National Corp.	7.000%	6/15/40	1,350	1,571
Loews Corp.	6.000%	2/1/35	800	873
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,300	1,428
MetLife Inc.	6.500%	12/15/32	750	932
MetLife Inc.	6.375%	6/15/34	1,150	1,421
MetLife Inc.	5.700%	6/15/35	475	552
MetLife Inc.	6.400%	12/15/66	3,415	3,355
MetLife Inc.	10.750%	8/1/69	700	966
MetLife Inc.	5.875%	2/6/41	4,400	5,244
Nationwide Financial Services Inc.	6.750%	5/15/67	1,000	935
Principal Financial Group Inc.	6.050%	10/15/36	1,025	1,071
Progressive Corp.	6.625%	3/1/29	1,625	1,934
Protective Life Corp.	8.450%	10/15/39	600	697
Prudential Financial Inc.	5.750%	7/15/33	150	155
Prudential Financial Inc.	5.400%	6/13/35	2,195	2,207
Prudential Financial Inc.	5.900%	3/17/36	1,950	2,105
Prudential Financial Inc.	5.700%	12/14/36	5,575	5,912
Prudential Financial Inc.	6.625%	12/1/37	125	144
Prudential Financial Inc.	6.625%	6/21/40	700	811
Prudential Financial Inc.	5.625%	5/12/41	125	131
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,850	2,122
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	600	707
Transatlantic Holdings Inc.	8.000%	11/30/39	800	912
Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,293
Travelers Cos. Inc.	6.250%	6/15/37	1,825	2,253

Travelers Cos. Inc.	5.350%	11/1/40	1,675	1,915
Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,865
UnitedHealth Group Inc.	5.800%	3/15/36	1,300	1,492
UnitedHealth Group Inc.	6.500%	6/15/37	700	867
UnitedHealth Group Inc.	6.625%	11/15/37	575	731
UnitedHealth Group Inc.	6.875%	2/15/38	5,375	6,998
UnitedHealth Group Inc.	5.950%	2/15/41	750	904
UnitedHealth Group Inc.	4.625%	11/15/41	2,375	2,366
UnitedHealth Group Inc.	4.375%	3/15/42	1,500	1,441
Validus Holdings Ltd.	8.875%	1/26/40	590	650
WellPoint Inc.	5.950%	12/15/34	3,200	3,725
WellPoint Inc.	5.850%	1/15/36	2,475	2,857
XL Group plc	6.375%	11/15/24	1,150	1,244
XL Group plc	6.250%	5/15/27	625	642

Real Estate Investment Trusts (0.2%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,375	1,356
HCP Inc.	6.750%	2/1/41	775	916
Health Care REIT Inc.	6.500%	3/15/41	900	941
Realty Income Corp.	5.875%	3/15/35	1,120	1,129
Simon Property Group LP	6.750%	2/1/40	1,350	1,647
Simon Property Group LP	4.750%	3/15/42	2,100	2,000
				419,237
Industrial (27.2%)
Basic Industry (2.4%)
Agrium Inc.	6.125%	1/15/41	1,500	1,738
Alcoa Inc.	5.900%	2/1/27	3,175	3,180
Alcoa Inc.	6.750%	1/15/28	1,225	1,272
AngloGold Ashanti Holdings plc	6.500%	4/15/40	550	532
ArcelorMittal	7.000%	10/15/39	5,300	5,053
ArcelorMittal	6.750%	3/1/41	2,900	2,696
4 Barrick Gold Corp.	5.250%	4/1/42	1,800	1,771
Barrick North America Finance LLC	7.500%	9/15/38	1,225	1,573
Barrick North America Finance LLC	5.700%	5/30/41	1,775	1,944
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,750	1,936
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	619
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,375	2,219
Cliffs Natural Resources Inc.	6.250%	10/1/40	2,350	2,490
Dow Chemical Co.	7.375%	11/1/29	3,300	4,246
Dow Chemical Co.	9.400%	5/15/39	2,225	3,419
Dow Chemical Co.	5.250%	11/15/41	1,625	1,675
Ecolab Inc.	5.500%	12/8/41	1,700	1,842
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,175	1,458
EI du Pont de Nemours & Co.	4.900%	1/15/41	1,925	2,085
4 Georgia-Pacific LLC	5.400%	11/1/20	5,000	5,584
International Paper Co.	8.700%	6/15/38	800	1,078
International Paper Co.	7.300%	11/15/39	1,800	2,195
International Paper Co.	6.000%	11/15/41	2,400	2,589
4 Kinross Gold Corp.	6.875%	9/1/41	700	705
Lubrizol Corp.	6.500%	10/1/34	350	439
Monsanto Co.	5.500%	8/15/25	1,350	1,604
Monsanto Co.	5.875%	4/15/38	1,350	1,671
Mosaic Co.	4.875%	11/15/41	400	397
Newmont Mining Corp.	5.875%	4/1/35	1,250	1,309
Newmont Mining Corp.	6.250%	10/1/39	3,450	3,789
Newmont Mining Corp.	4.875%	3/15/42	1,800	1,678
Nucor Corp.	4.125%	9/15/22	2,000	2,176

Nucor Corp.	6.400%	12/1/37	575	729
Placer Dome Inc.	6.450%	10/15/35	700	807
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,465	1,761
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	800	965
PPG Industries Inc.	7.700%	3/15/38	650	887
PPG Industries Inc.	5.500%	11/15/40	800	880
Rayonier Inc.	3.750%	4/1/22	725	710
Reliance Steel & Aluminum Co.	6.850%	11/15/36	350	350
Rio Tinto Alcan Inc.	5.750%	6/1/35	1,250	1,423
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,725	6,126
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	3,800	3,987
Southern Copper Corp.	7.500%	7/27/35	3,500	4,114
Southern Copper Corp.	6.750%	4/16/40	1,750	1,909
Syngenta Finance NV	4.375%	3/28/42	650	648
Teck Resources Ltd.	6.125%	10/1/35	1,500	1,600
Teck Resources Ltd.	6.000%	8/15/40	1,525	1,598
Teck Resources Ltd.	6.250%	7/15/41	2,300	2,490
Teck Resources Ltd.	5.200%	3/1/42	1,775	1,682
Vale Canada Ltd.	7.200%	9/15/32	1,050	1,150
Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,600
Vale Overseas Ltd.	6.875%	11/21/36	5,625	6,484
Vale Overseas Ltd.	6.875%	11/10/39	5,650	6,575

Capital Goods (1.8%)
3M Co.	6.375%	2/15/28	500	638
3M Co.	5.700%	3/15/37	2,050	2,589
Boeing Co.	8.750%	9/15/31	850	1,290
Boeing Co.	6.125%	2/15/33	925	1,147
Boeing Co.	6.625%	2/15/38	1,050	1,407
Boeing Co.	6.875%	3/15/39	250	349
Boeing Co.	5.875%	2/15/40	1,225	1,530
Caterpillar Inc.	6.625%	7/15/28	1,575	2,007
Caterpillar Inc.	7.300%	5/1/31	1,200	1,639
Caterpillar Inc.	6.050%	8/15/36	2,225	2,802
Caterpillar Inc.	5.200%	5/27/41	2,285	2,621
Caterpillar Inc.	6.950%	5/1/42	1,425	1,936
Deere & Co.	5.375%	10/16/29	1,975	2,376
Deere & Co.	8.100%	5/15/30	1,000	1,452
Deere & Co.	7.125%	3/3/31	200	267
Dover Corp.	5.375%	10/15/35	350	402
Dover Corp.	6.600%	3/15/38	800	1,069
Dover Corp.	5.375%	3/1/41	900	1,053
Emerson Electric Co.	6.000%	8/15/32	400	494
Emerson Electric Co.	6.125%	4/15/39	825	1,071
Emerson Electric Co.	5.250%	11/15/39	175	201
Goodrich Corp.	6.800%	7/1/36	1,000	1,275
Honeywell International Inc.	5.700%	3/15/36	775	930
Honeywell International Inc.	5.700%	3/15/37	1,425	1,721
Honeywell International Inc.	5.375%	3/1/41	1,775	2,092
4 Illinois Tool Works Inc.	4.875%	9/15/41	1,600	1,708
Legrand France SA	8.500%	2/15/25	825	1,053
Lockheed Martin Corp.	6.150%	9/1/36	6,125	7,327
Lockheed Martin Corp.	5.500%	11/15/39	1,200	1,316
Lockheed Martin Corp.	5.720%	6/1/40	189	217
Lockheed Martin Corp.	4.850%	9/15/41	1,000	1,014
Northrop Grumman Corp.	5.050%	11/15/40	1,950	2,022
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,115	1,541

Owens Corning	7.000%	12/1/36	2,800	2,967
Parker Hannifin Corp.	3.500%	9/15/22	100	103
Parker Hannifin Corp.	6.250%	5/15/38	1,225	1,522
Raytheon Co.	7.200%	8/15/27	400	524
Raytheon Co.	4.875%	10/15/40	1,300	1,372
Raytheon Co.	4.700%	12/15/41	1,700	1,744
Republic Services Inc.	6.086%	3/15/35	225	258
Republic Services Inc.	6.200%	3/1/40	2,625	3,128
Republic Services Inc.	5.700%	5/15/41	2,675	3,032
Rockwell Automation Inc.	6.700%	1/15/28	300	369
Rockwell Automation Inc.	6.250%	12/1/37	1,100	1,328
Sonoco Products Co.	5.750%	11/1/40	1,950	2,073
Stanley Black & Decker Inc.	5.200%	9/1/40	700	739
Tyco International Finance SA	4.625%	1/15/23	600	633
United Technologies Corp.	6.700%	8/1/28	250	325
United Technologies Corp.	7.500%	9/15/29	1,875	2,615
United Technologies Corp.	5.400%	5/1/35	1,775	2,048
United Technologies Corp.	6.050%	6/1/36	975	1,210
United Technologies Corp.	6.125%	7/15/38	1,700	2,111
United Technologies Corp.	5.700%	4/15/40	3,500	4,204
Waste Management Inc.	7.100%	8/1/26	800	992
Waste Management Inc.	7.000%	7/15/28	3,000	3,783
Waste Management Inc.	7.750%	5/15/32	875	1,186
Waste Management Inc.	6.125%	11/30/39	500	606

Communication (6.7%)
Alltel Corp.	7.875%	7/1/32	2,225	3,174
America Movil SAB de CV	6.375%	3/1/35	2,700	3,180
America Movil SAB de CV	6.125%	11/15/37	1,200	1,378
America Movil SAB de CV	6.125%	3/30/40	5,100	5,880
Ameritech Capital Funding Corp.	6.550%	1/15/28	1,000	1,108
AT&T Corp.	8.000%	11/15/31	4,055	5,686
AT&T Inc.	6.450%	6/15/34	5,250	6,178
AT&T Inc.	6.150%	9/15/34	3,000	3,440
AT&T Inc.	6.500%	9/1/37	5,550	6,641
AT&T Inc.	6.300%	1/15/38	9,725	11,373
AT&T Inc.	6.400%	5/15/38	825	979
AT&T Inc.	6.550%	2/15/39	3,800	4,646
AT&T Inc.	5.350%	9/1/40	8,405	8,936
AT&T Inc.	5.550%	8/15/41	6,650	7,375
AT&T Mobility LLC	7.125%	12/15/31	2,425	3,091
Bellsouth Capital Funding Corp.	7.875%	2/15/30	4,250	5,429
BellSouth Corp.	6.875%	10/15/31	1,675	2,001
BellSouth Corp.	6.550%	6/15/34	2,525	2,870
BellSouth Corp.	6.000%	11/15/34	1,480	1,591
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,640	1,857
British Telecommunications plc	9.625%	12/15/30	6,900	10,241
CBS Corp.	7.875%	7/30/30	4,565	5,863
CBS Corp.	5.500%	5/15/33	225	233
CBS Corp.	5.900%	10/15/40	600	664
CenturyLink Inc.	6.875%	1/15/28	550	516
CenturyLink Inc.	7.600%	9/15/39	4,550	4,273
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	3,198	4,642
Comcast Corp.	5.650%	6/15/35	5,100	5,538
Comcast Corp.	6.500%	11/15/35	7,225	8,616
Comcast Corp.	6.450%	3/15/37	3,175	3,812

Comcast Corp.	6.950%	8/15/37	4,050	5,103
Comcast Corp.	6.400%	5/15/38	3,300	3,910
Deutsche Telekom International Finance BV	8.750%	6/15/30	8,925	12,259
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	2,750	3,057
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	2,250	2,394
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	1,475	1,659
4 DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	3,400	3,304
Discovery Communications LLC	6.350%	6/1/40	1,600	1,922
Embarq Corp.	7.995%	6/1/36	3,900	3,935
France Telecom SA	8.500%	3/1/31	6,590	9,309
France Telecom SA	5.375%	1/13/42	1,175	1,241
Grupo Televisa SAB	6.625%	3/18/25	1,600	1,905
Grupo Televisa SAB	8.500%	3/11/32	250	332
Grupo Televisa SAB	6.625%	1/15/40	875	996
GTE Corp.	6.940%	4/15/28	2,275	2,755
Koninklijke KPN NV	8.375%	10/1/30	2,375	3,109
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,150	1,221
NBCUniversal Media LLC	6.400%	4/30/40	3,725	4,431
NBCUniversal Media LLC	5.950%	4/1/41	1,600	1,837
New Cingular Wireless Services Inc.	8.750%	3/1/31	2,075	3,016
News America Inc.	6.550%	3/15/33	225	248
News America Inc.	6.200%	12/15/34	6,450	7,157
News America Inc.	6.400%	12/15/35	5,950	6,697
News America Inc.	8.150%	10/17/36	1,225	1,503
News America Inc.	7.850%	3/1/39	750	910
News America Inc.	6.900%	8/15/39	975	1,147
News America Inc.	6.150%	2/15/41	4,225	4,794
News America Inc.	7.750%	12/1/45	1,225	1,450
Pacific Bell Telephone Co.	7.125%	3/15/26	550	708
Qwest Corp.	7.500%	6/15/23	2,350	2,379
Qwest Corp.	7.200%	11/10/26	200	200
Qwest Corp.	6.875%	9/15/33	3,850	3,811
Rogers Communications Inc.	7.500%	8/15/38	1,175	1,579
TCI Communications Inc.	7.875%	2/15/26	2,200	2,860
Telecom Italia Capital SA	6.375%	11/15/33	3,025	2,741
Telecom Italia Capital SA	6.000%	9/30/34	2,050	1,790
Telecom Italia Capital SA	7.200%	7/18/36	1,625	1,580
Telecom Italia Capital SA	7.721%	6/4/38	2,050	1,996
Telefonica Emisiones SAU	7.045%	6/20/36	5,725	5,649
Telefonica Europe BV	8.250%	9/15/30	2,500	2,790
Thomson Reuters Corp.	5.500%	8/15/35	900	934
Thomson Reuters Corp.	5.850%	4/15/40	1,500	1,655
Time Warner Cable Inc.	6.550%	5/1/37	4,000	4,616
Time Warner Cable Inc.	7.300%	7/1/38	2,000	2,527
Time Warner Cable Inc.	6.750%	6/15/39	4,275	5,079
Time Warner Cable Inc.	5.875%	11/15/40	5,250	5,668
Time Warner Cable Inc.	5.500%	9/1/41	2,475	2,583
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,733	3,648
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,950	2,615
United States Cellular Corp.	6.700%	12/15/33	1,450	1,406
Verizon Communications Inc.	5.850%	9/15/35	4,275	4,896
Verizon Communications Inc.	6.250%	4/1/37	2,825	3,367
Verizon Communications Inc.	6.400%	2/15/38	9,100	11,014

Verizon Communications Inc.	6.900%	4/15/38	2,800	3,590
Verizon Communications Inc.	8.950%	3/1/39	1,025	1,581
Verizon Communications Inc.	7.350%	4/1/39	1,250	1,658
Verizon Communications Inc.	6.000%	4/1/41	1,675	1,985
Verizon Communications Inc.	4.750%	11/1/41	700	710
Verizon Global Funding Corp.	7.750%	12/1/30	7,550	10,207
Verizon Maryland Inc.	5.125%	6/15/33	500	493
Verizon New England Inc.	7.875%	11/15/29	400	488
Verizon New York Inc.	7.375%	4/1/32	650	770
Vodafone Group plc	7.875%	2/15/30	1,000	1,374
Vodafone Group plc	6.250%	11/30/32	200	240
Vodafone Group plc	6.150%	2/27/37	5,750	6,947

Consumer Cyclical (3.5%)
CVS Caremark Corp.	6.250%	6/1/27	3,700	4,419
CVS Caremark Corp.	6.125%	9/15/39	4,125	4,787
CVS Caremark Corp.	5.750%	5/15/41	1,125	1,257
Daimler Finance North America LLC	8.500%	1/18/31	3,215	4,677
Darden Restaurants Inc.	6.800%	10/15/37	1,750	1,979
Historic TW Inc.	9.150%	2/1/23	1,230	1,675
Historic TW Inc.	6.625%	5/15/29	6,975	8,295
Home Depot Inc.	5.875%	12/16/36	8,925	10,624
Home Depot Inc.	5.400%	9/15/40	2,375	2,675
Home Depot Inc.	5.950%	4/1/41	1,600	1,944
Johnson Controls Inc.	6.000%	1/15/36	475	534
Johnson Controls Inc.	5.700%	3/1/41	1,100	1,234
Johnson Controls Inc.	5.250%	12/1/41	550	576
Kohl's Corp.	6.000%	1/15/33	400	429
Kohl's Corp.	6.875%	12/15/37	1,675	2,021
Lowe's Cos. Inc.	6.875%	2/15/28	550	700
Lowe's Cos. Inc.	6.500%	3/15/29	1,800	2,234
Lowe's Cos. Inc.	5.800%	10/15/36	2,250	2,587
Lowe's Cos. Inc.	5.800%	4/15/40	2,175	2,531
Lowe's Cos. Inc.	5.125%	11/15/41	750	806
Macy's Retail Holdings Inc.	6.900%	4/1/29	3,050	3,551
Macy's Retail Holdings Inc.	6.375%	3/15/37	3,100	3,507
McDonald's Corp.	6.300%	10/15/37	1,750	2,326
McDonald's Corp.	6.300%	3/1/38	2,875	3,801
McDonald's Corp.	5.700%	2/1/39	1,250	1,545
McDonald's Corp.	3.700%	2/15/42	50	46
Nordstrom Inc.	6.950%	3/15/28	300	375
Nordstrom Inc.	7.000%	1/15/38	1,200	1,597
Target Corp.	7.000%	7/15/31	1,800	2,319
Target Corp.	6.350%	11/1/32	3,825	4,704
Target Corp.	6.500%	10/15/37	3,400	4,359
Target Corp.	7.000%	1/15/38	1,550	2,091
Time Warner Cos. Inc.	7.570%	2/1/24	500	631
Time Warner Cos. Inc.	6.950%	1/15/28	1,000	1,216
Time Warner Inc.	7.625%	4/15/31	5,935	7,610
Time Warner Inc.	7.700%	5/1/32	1,865	2,433
Time Warner Inc.	6.200%	3/15/40	2,350	2,660
Time Warner Inc.	6.100%	7/15/40	2,425	2,696
Time Warner Inc.	6.250%	3/29/41	2,925	3,330
Time Warner Inc.	5.375%	10/15/41	2,350	2,452
VF Corp.	6.450%	11/1/37	1,500	1,847
Viacom Inc.	6.875%	4/30/36	4,775	6,013
Viacom Inc.	4.500%	2/27/42	925	870

Wal-Mart Stores Inc.	5.875%	4/5/27	4,562	5,554
Wal-Mart Stores Inc.	7.550%	2/15/30	5,425	7,841
Wal-Mart Stores Inc.	5.250%	9/1/35	5,300	5,997
Wal-Mart Stores Inc.	6.500%	8/15/37	7,350	9,628
Wal-Mart Stores Inc.	6.200%	4/15/38	4,275	5,399
Wal-Mart Stores Inc.	5.625%	4/1/40	1,000	1,200
Wal-Mart Stores Inc.	4.875%	7/8/40	3,950	4,279
Wal-Mart Stores Inc.	5.000%	10/25/40	1,000	1,094
Wal-Mart Stores Inc.	5.625%	4/15/41	4,350	5,219
Walt Disney Co.	7.000%	3/1/32	1,450	1,980
Walt Disney Co.	4.375%	8/16/41	225	227
Walt Disney Co.	4.125%	12/1/41	2,075	2,021
Western Union Co.	6.200%	11/17/36	1,350	1,408
Western Union Co.	6.200%	6/21/40	325	333
Yum! Brands Inc.	6.875%	11/15/37	1,400	1,779

Consumer Noncyclical (5.5%)
Abbott Laboratories	6.150%	11/30/37	2,225	2,820
Abbott Laboratories	6.000%	4/1/39	2,050	2,554
Abbott Laboratories	5.300%	5/27/40	4,100	4,693
Ahold Finance USA LLC	6.875%	5/1/29	725	883
Altria Group Inc.	9.950%	11/10/38	4,950	7,569
Altria Group Inc.	10.200%	2/6/39	3,725	5,799
Amgen Inc.	6.375%	6/1/37	2,525	2,904
Amgen Inc.	6.900%	6/1/38	250	304
Amgen Inc.	6.400%	2/1/39	5,375	6,200
Amgen Inc.	5.750%	3/15/40	950	1,021
Amgen Inc.	4.950%	10/1/41	1,950	1,883
Amgen Inc.	5.150%	11/15/41	3,050	3,036
Amgen Inc.	5.650%	6/15/42	2,700	2,859
Anheuser-Busch Cos. LLC	6.800%	8/20/32	1,875	2,435
Anheuser-Busch Cos. LLC	5.950%	1/15/33	650	781
Anheuser-Busch Cos. LLC	5.750%	4/1/36	1,575	1,867
Anheuser-Busch Cos. LLC	6.450%	9/1/37	650	858
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	4,225	6,386
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	2,225	2,939
Archer-Daniels-Midland Co.	5.935%	10/1/32	255	301
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,850	4,311
Archer-Daniels-Midland Co.	5.765%	3/1/41	2,400	2,862
Archer-Daniels-Midland Co.	4.535%	3/26/42	335	336
4 Express Scripts Holding Co.	6.125%	11/15/41	1,125	1,252
AstraZeneca plc	6.450%	9/15/37	6,925	9,010
Baptist Health South Florida Obligated Group	4.590%	8/15/21	550	587
Baxter International Inc.	6.250%	12/1/37	800	1,037
Beam Inc.	5.875%	1/15/36	175	173
Becton Dickinson and Co.	6.000%	5/15/39	1,000	1,203
Becton Dickinson and Co.	5.000%	11/12/40	400	429
Boston Scientific Corp.	7.000%	11/15/35	575	686
Boston Scientific Corp.	7.375%	1/15/40	1,150	1,453
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,300	1,770
Bristol-Myers Squibb Co.	6.800%	11/15/26	889	1,183
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,802	2,231
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,850	2,363
Bristol-Myers Squibb Co.	6.875%	8/1/97	200	269
Celgene Corp.	5.700%	10/15/40	600	630
ConAgra Foods Inc.	7.125%	10/1/26	150	180
ConAgra Foods Inc.	7.000%	10/1/28	175	209

ConAgra Foods Inc.	8.250%	9/15/30	1,650	2,098
Corn Products International Inc.	6.625%	4/15/37	575	650
Covidien International Finance SA	6.550%	10/15/37	2,975	3,836
CR Bard Inc.	6.700%	12/1/26	500	616
Delhaize Group SA	5.700%	10/1/40	2,739	2,543
Diageo Capital plc	5.875%	9/30/36	750	901
Diageo Investment Corp.	7.450%	4/15/35	1,750	2,344
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	600	806
Eli Lilly & Co.	7.125%	6/1/25	1,100	1,483
Eli Lilly & Co.	5.500%	3/15/27	5,300	6,360
Eli Lilly & Co.	5.550%	3/15/37	750	881
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,025	1,259
Genentech Inc.	5.250%	7/15/35	200	222
General Mills Inc.	5.400%	6/15/40	2,000	2,221
Gilead Sciences Inc.	5.650%	12/1/41	2,600	2,760
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	2,114
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	6,325	8,277
Hasbro Inc.	6.350%	3/15/40	1,544	1,654
HJ Heinz Finance Co.	6.750%	3/15/32	1,125	1,362
Hospira Inc.	5.600%	9/15/40	725	690
Johnson & Johnson	6.950%	9/1/29	2,125	2,893
Johnson & Johnson	4.950%	5/15/33	2,125	2,424
Johnson & Johnson	5.950%	8/15/37	975	1,271
Johnson & Johnson	5.850%	7/15/38	1,525	1,958
Johnson & Johnson	4.500%	9/1/40	1,775	1,891
Kellogg Co.	7.450%	4/1/31	2,350	3,079
Kimberly-Clark Corp.	6.625%	8/1/37	2,975	4,030
Kimberly-Clark Corp.	5.300%	3/1/41	600	709
Koninklijke Philips Electronics NV	6.875%	3/11/38	2,550	3,088
Koninklijke Philips Electronics NV	5.000%	3/15/42	1,000	999
Kraft Foods Inc.	6.500%	11/1/31	2,450	2,947
Kraft Foods Inc.	7.000%	8/11/37	3,050	3,854
Kraft Foods Inc.	6.875%	2/1/38	2,375	2,973
Kraft Foods Inc.	6.875%	1/26/39	400	500
Kraft Foods Inc.	6.500%	2/9/40	7,800	9,522
Kroger Co.	7.700%	6/1/29	375	480
Kroger Co.	8.000%	9/15/29	1,925	2,536
Kroger Co.	7.500%	4/1/31	1,250	1,593
Kroger Co.	5.400%	7/15/40	750	795
Lorillard Tobacco Co.	7.000%	8/4/41	300	321
Mattel Inc.	5.450%	11/1/41	925	950
McKesson Corp.	6.000%	3/1/41	1,550	1,912
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,025	1,186
Medtronic Inc.	6.500%	3/15/39	600	776
Medtronic Inc.	5.550%	3/15/40	1,025	1,204
Medtronic Inc.	4.500%	3/15/42	550	555
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	800	814
Merck & Co. Inc.	6.300%	1/1/26	500	635
Merck & Co. Inc.	6.400%	3/1/28	2,200	2,799
Merck & Co. Inc.	5.950%	12/1/28	1,050	1,318
Merck & Co. Inc.	6.500%	12/1/33	775	1,040
Merck & Co. Inc.	5.750%	11/15/36	300	370
Merck & Co. Inc.	6.550%	9/15/37	3,850	5,234
Merck & Co. Inc.	5.850%	6/30/39	1,925	2,456
Pepsi Bottling Group Inc.	7.000%	3/1/29	3,975	5,348
PepsiCo Inc.	5.500%	1/15/40	1,125	1,322
PepsiCo Inc.	4.875%	11/1/40	3,500	3,781

PepsiCo Inc.	4.000%	3/5/42	1,900	1,796
Pfizer Inc.	7.200%	3/15/39	4,475	6,433
Pharmacia Corp.	6.600%	12/1/28	1,050	1,345
Philip Morris International Inc.	6.375%	5/16/38	3,700	4,588
Philip Morris International Inc.	4.375%	11/15/41	1,550	1,496
Philip Morris International Inc.	4.500%	3/20/42	1,875	1,845
Procter & Gamble Co.	6.450%	1/15/26	1,100	1,438
Procter & Gamble Co.	5.800%	8/15/34	100	126
Procter & Gamble Co.	5.550%	3/5/37	6,150	7,623
Quest Diagnostics Inc.	6.950%	7/1/37	925	1,111
Quest Diagnostics Inc.	5.750%	1/30/40	1,000	1,056
Ralcorp Holdings Inc.	6.625%	8/15/39	1,675	1,699
Reynolds American Inc.	7.250%	6/15/37	600	696
Safeway Inc.	7.250%	2/1/31	1,631	1,918
Sara Lee Corp.	6.125%	11/1/32	625	642
Sysco Corp.	5.375%	9/21/35	1,575	1,837
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	1,675	2,049
Unilever Capital Corp.	5.900%	11/15/32	3,325	4,201
Wyeth LLC	6.450%	2/1/24	2,725	3,544
Wyeth LLC	6.000%	2/15/36	2,850	3,564
Wyeth LLC	5.950%	4/1/37	6,875	8,677
Zimmer Holdings Inc.	5.750%	11/30/39	1,100	1,257

Energy (4.3%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,164
Anadarko Finance Co.	7.500%	5/1/31	2,000	2,464
Anadarko Petroleum Corp.	6.450%	9/15/36	6,700	7,739
Anadarko Petroleum Corp.	7.950%	6/15/39	50	66
Anadarko Petroleum Corp.	6.200%	3/15/40	1,575	1,776
Apache Corp.	6.000%	1/15/37	1,700	2,058
Apache Corp.	5.100%	9/1/40	2,850	3,084
Apache Corp.	5.250%	2/1/42	3,050	3,381
Apache Finance Canada Corp.	7.750%	12/15/29	650	914
Baker Hughes Inc.	6.875%	1/15/29	1,000	1,310
Baker Hughes Inc.	5.125%	9/15/40	3,215	3,637
Burlington Resources Finance Co.	7.200%	8/15/31	1,050	1,388
Burlington Resources Finance Co.	7.400%	12/1/31	1,675	2,262
Cameron International Corp.	5.950%	6/1/41	1,400	1,584
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,400	1,813
Canadian Natural Resources Ltd.	6.450%	6/30/33	1,175	1,414
Canadian Natural Resources Ltd.	6.500%	2/15/37	2,275	2,810
Canadian Natural Resources Ltd.	6.250%	3/15/38	2,165	2,643
Cenovus Energy Inc.	6.750%	11/15/39	3,750	4,828
ConocoPhillips	5.900%	10/15/32	2,750	3,342
ConocoPhillips	5.900%	5/15/38	3,575	4,429
ConocoPhillips	6.500%	2/1/39	1,200	1,581
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	950	1,144
ConocoPhillips Holding Co.	6.950%	4/15/29	1,975	2,640
Devon Energy Corp.	7.950%	4/15/32	435	612
Devon Energy Corp.	5.600%	7/15/41	3,025	3,388
Devon Financing Corp. ULC	7.875%	9/30/31	5,575	7,765
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,075	1,185
Encana Corp.	6.500%	8/15/34	4,825	5,120
Encana Corp.	6.625%	8/15/37	1,175	1,268
Encana Corp.	6.500%	2/1/38	500	534
Encana Corp.	5.150%	11/15/41	950	873
Eni USA Inc.	7.300%	11/15/27	600	758

Global Marine Inc.	7.000%	6/1/28	800	827
Halliburton Co.	6.700%	9/15/38	4,775	6,161
Halliburton Co.	4.500%	11/15/41	1,000	1,007
Hess Corp.	7.875%	10/1/29	2,625	3,465
Hess Corp.	7.300%	8/15/31	600	760
Hess Corp.	7.125%	3/15/33	925	1,162
Hess Corp.	6.000%	1/15/40	2,100	2,393
Hess Corp.	5.600%	2/15/41	4,300	4,658
Husky Energy Inc.	6.800%	9/15/37	725	884
Kerr-McGee Corp.	6.950%	7/1/24	2,162	2,608
Kerr-McGee Corp.	7.875%	9/15/31	500	644
Marathon Oil Corp.	6.800%	3/15/32	750	907
Marathon Oil Corp.	6.600%	10/1/37	2,400	2,911
Marathon Petroleum Corp.	6.500%	3/1/41	3,000	3,257
Nexen Inc.	7.875%	3/15/32	1,800	2,248
Nexen Inc.	5.875%	3/10/35	1,850	1,913
Nexen Inc.	6.400%	5/15/37	3,300	3,635
Nexen Inc.	7.500%	7/30/39	1,525	1,876
Noble Energy Inc.	8.000%	4/1/27	775	996
Noble Energy Inc.	6.000%	3/1/41	1,950	2,151
Noble Holding International Ltd.	6.200%	8/1/40	1,700	1,865
Noble Holding International Ltd.	5.250%	3/15/42	1,900	1,883
Petro-Canada	7.875%	6/15/26	150	203
Petro-Canada	7.000%	11/15/28	250	302
Petro-Canada	5.350%	7/15/33	1,650	1,732
Petro-Canada	5.950%	5/15/35	2,500	2,880
Petro-Canada	6.800%	5/15/38	2,675	3,415
4 Phillips 66	4.300%	4/1/22	4,900	4,991
4 Phillips 66	5.875%	5/1/42	3,800	3,889
Pride International Inc.	7.875%	8/15/40	1,500	2,017
Shell International Finance BV	6.375%	12/15/38	6,400	8,448
Shell International Finance BV	5.500%	3/25/40	2,950	3,584
Suncor Energy Inc.	7.150%	2/1/32	800	1,002
Suncor Energy Inc.	5.950%	12/1/34	875	991
Suncor Energy Inc.	6.500%	6/15/38	4,925	6,089
Talisman Energy Inc.	7.250%	10/15/27	450	541
Talisman Energy Inc.	5.850%	2/1/37	3,200	3,391
Tosco Corp.	8.125%	2/15/30	7,500	10,628
Total Capital SA	4.450%	6/24/20	1,000	1,066
Transocean Inc.	6.500%	11/15/20	225	251
Transocean Inc.	7.500%	4/15/31	1,525	1,752
Transocean Inc.	6.800%	3/15/38	1,725	1,905
Transocean Inc.	7.350%	12/15/41	1,000	1,196
Valero Energy Corp.	7.500%	4/15/32	950	1,108
Valero Energy Corp.	6.625%	6/15/37	7,075	7,636
Weatherford International Inc.	6.800%	6/15/37	2,900	3,236
Weatherford International Ltd.	4.500%	4/15/22	1,650	1,648
Weatherford International Ltd.	6.500%	8/1/36	1,500	1,651
Weatherford International Ltd.	7.000%	3/15/38	1,600	1,773
Williams Cos. Inc.	7.500%	1/15/31	1,764	2,113
Williams Cos. Inc.	8.750%	3/15/32	1,000	1,325
XTO Energy Inc.	6.750%	8/1/37	440	643

Other Industrial (0.1%)
California Institute of Technology GO	4.700%	11/1/11	1,250	1,231
Massachusetts Institute of Technology GO	5.600%	7/1/11	1,950	2,416

Technology (1.5%)
Applied Materials Inc.	5.850%	6/15/41	2,100	2,408
Cisco Systems Inc.	5.900%	2/15/39	3,650	4,397
Cisco Systems Inc.	5.500%	1/15/40	7,550	8,781
Corning Inc.	7.250%	8/15/36	600	718
Corning Inc.	4.700%	3/15/37	1,800	1,721
Corning Inc.	5.750%	8/15/40	950	1,044
Dell Inc.	7.100%	4/15/28	500	614
Dell Inc.	6.500%	4/15/38	1,458	1,731
Harris Corp.	6.150%	12/15/40	400	452
Hewlett-Packard Co.	4.050%	9/15/22	1,400	1,392
Hewlett-Packard Co.	6.000%	9/15/41	3,500	3,803
HP Enterprise Services LLC	7.450%	10/15/29	375	447
Intel Corp.	4.800%	10/1/41	4,275	4,513
International Business Machines Corp.	7.000%	10/30/25	1,050	1,410
International Business Machines Corp.	6.220%	8/1/27	1,600	2,031
International Business Machines Corp.	6.500%	1/15/28	225	290
International Business Machines Corp.	5.875%	11/29/32	950	1,190
International Business Machines Corp.	5.600%	11/30/39	5,470	6,655
Juniper Networks Inc.	5.950%	3/15/41	750	843
Microsoft Corp.	5.200%	6/1/39	2,075	2,447
Microsoft Corp.	4.500%	10/1/40	2,250	2,393
Microsoft Corp.	5.300%	2/8/41	1,800	2,153
Motorola Solutions Inc.	7.500%	5/15/25	525	624
Nokia Oyj	6.625%	5/15/39	2,075	1,986
Oracle Corp.	6.500%	4/15/38	2,775	3,571
Oracle Corp.	6.125%	7/8/39	2,125	2,626
Oracle Corp.	5.375%	7/15/40	6,725	7,709
Pitney Bowes Inc.	5.250%	1/15/37	2,000	1,959
SAIC Inc.	5.950%	12/1/40	350	371
Science Applications International Corp.	5.500%	7/1/33	1,100	1,119
Tyco Electronics Group SA	7.125%	10/1/37	1,250	1,586
Xerox Corp.	6.750%	12/15/39	950	1,072

Transportation (1.4%)
BNSF Funding Trust I	6.613%	12/15/55	850	885
Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,200	1,551
Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,300	1,746
Burlington Northern Santa Fe LLC	6.200%	8/15/36	775	922
Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,325	1,582
Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,100	2,388
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,475	1,525
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,650	1,777
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,200	1,132
Canadian National Railway Co.	6.250%	8/1/34	2,450	3,107
Canadian National Railway Co.	6.200%	6/1/36	1,925	2,434
Canadian Pacific Railway Co.	4.450%	3/15/23	1,800	1,844
Canadian Pacific Railway Co.	7.125%	10/15/31	1,325	1,553
Canadian Pacific Railway Ltd.	5.750%	1/15/42	325	329
Con-way Inc.	6.700%	5/1/34	650	614
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	2,556	2,780
3 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	1,100	1,083
CSX Corp.	6.000%	10/1/36	175	199
CSX Corp.	6.150%	5/1/37	2,125	2,452
CSX Corp.	6.220%	4/30/40	5,525	6,527

CSX Corp.	5.500%	4/15/41	400	430
CSX Corp.	4.750%	5/30/42	700	673
3 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	8/10/22	1,906	2,082
Norfolk Southern Corp.	5.590%	5/17/25	716	827
Norfolk Southern Corp.	7.800%	5/15/27	2,802	3,849
Norfolk Southern Corp.	5.640%	5/17/29	1,898	2,177
Norfolk Southern Corp.	7.250%	2/15/31	800	1,058
4 Norfolk Southern Corp.	4.837%	10/1/41	2,400	2,480
Norfolk Southern Corp.	6.000%	5/23/11	1,625	1,805
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	703	801
Union Pacific Corp.	7.125%	2/1/28	600	772
Union Pacific Corp.	6.625%	2/1/29	1,500	1,886
Union Pacific Corp.	6.150%	5/1/37	1,000	1,214
Union Pacific Corp.	4.750%	9/15/41	2,450	2,501
3 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	869	1,001
United Parcel Service Inc.	6.200%	1/15/38	4,550	5,898
United Parcel Service of America Inc.	8.375%	4/1/30	500	704
				1,334,462
Utilities (7.5%)
Electric (5.4%)
AEP Texas Central Co.	6.650%	2/15/33	2,980	3,697
Alabama Power Co.	6.125%	5/15/38	1,000	1,252
Alabama Power Co.	5.500%	3/15/41	500	593
Alabama Power Co.	5.200%	6/1/41	1,375	1,562
Alabama Power Co.	4.100%	1/15/42	800	766
Appalachian Power Co.	5.800%	10/1/35	500	569
Appalachian Power Co.	6.375%	4/1/36	825	994
Arizona Public Service Co.	5.050%	9/1/41	1,000	1,062
Arizona Public Service Co.	4.500%	4/1/42	1,050	1,023
Baltimore Gas & Electric Co.	6.350%	10/1/36	375	461
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	925	1,214
Cleco Power LLC	6.500%	12/1/35	500	583
Cleco Power LLC	6.000%	12/1/40	1,000	1,117
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,000	1,138
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,000	1,073
Commonwealth Edison Co.	5.875%	2/1/33	250	300
Commonwealth Edison Co.	5.900%	3/15/36	1,950	2,354
Commonwealth Edison Co.	6.450%	1/15/38	400	515
Connecticut Light & Power Co.	6.350%	6/1/36	750	945
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,950	2,199
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	4,175	5,073
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,175	2,954
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,150	1,405
Constellation Energy Group Inc.	7.600%	4/1/32	1,650	2,134
Detroit Edison Co.	5.700%	10/1/37	500	593
Dominion Resources Inc.	6.300%	3/15/33	2,150	2,577
Dominion Resources Inc.	5.950%	6/15/35	1,825	2,174
Dominion Resources Inc.	4.900%	8/1/41	2,100	2,191
DTE Energy Co.	6.375%	4/15/33	800	973
Duke Energy Carolinas LLC	6.000%	12/1/28	1,125	1,326
Duke Energy Carolinas LLC	6.450%	10/15/32	1,050	1,305
Duke Energy Carolinas LLC	6.100%	6/1/37	850	1,045
Duke Energy Carolinas LLC	6.000%	1/15/38	875	1,096
Duke Energy Carolinas LLC	6.050%	4/15/38	3,900	4,935

Duke Energy Carolinas LLC	5.300%	2/15/40	1,400	1,629
Duke Energy Carolinas LLC	4.250%	12/15/41	2,050	2,050
Duke Energy Indiana Inc.	6.120%	10/15/35	600	683
Duke Energy Indiana Inc.	6.350%	8/15/38	1,000	1,291
El Paso Electric Co.	6.000%	5/15/35	850	941
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	500	561
Entergy Louisiana LLC	5.400%	11/1/24	1,425	1,657
Entergy Louisiana LLC	4.440%	1/15/26	425	448
Exelon Corp.	5.625%	6/15/35	2,675	2,895
Exelon Generation Co. LLC	6.250%	10/1/39	3,225	3,765
FirstEnergy Corp.	7.375%	11/15/31	5,550	6,812
FirstEnergy Solutions Corp.	6.800%	8/15/39	645	722
Florida Power & Light Co.	5.950%	10/1/33	950	1,178
Florida Power & Light Co.	5.625%	4/1/34	1,674	1,998
Florida Power & Light Co.	4.950%	6/1/35	150	165
Florida Power & Light Co.	5.400%	9/1/35	1,100	1,285
Florida Power & Light Co.	6.200%	6/1/36	150	192
Florida Power & Light Co.	5.650%	2/1/37	2,150	2,572
Florida Power & Light Co.	5.850%	5/1/37	475	591
Florida Power & Light Co.	5.950%	2/1/38	2,850	3,600
Florida Power & Light Co.	5.960%	4/1/39	650	826
Florida Power & Light Co.	5.690%	3/1/40	750	914
Florida Power & Light Co.	5.250%	2/1/41	1,000	1,173
Florida Power & Light Co.	4.125%	2/1/42	1,600	1,577
Florida Power Corp.	6.350%	9/15/37	1,525	1,975
Florida Power Corp.	6.400%	6/15/38	5,000	6,528
Florida Power Corp.	5.650%	4/1/40	500	596
Georgia Power Co.	5.650%	3/1/37	2,575	2,999
Georgia Power Co.	5.950%	2/1/39	1,160	1,406
Georgia Power Co.	5.400%	6/1/40	2,000	2,276
Georgia Power Co.	4.300%	3/15/42	2,100	2,065
Great Plains Energy Inc.	5.292%	6/15/22	1,075	1,149
Iberdrola International BV	6.750%	7/15/36	1,425	1,540
Indiana Michigan Power Co.	6.050%	3/15/37	1,775	2,023
Interstate Power & Light Co.	6.250%	7/15/39	975	1,225
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,000	2,071
Kansas City Power & Light Co.	6.050%	11/15/35	500	568
Kansas City Power & Light Co.	5.300%	10/1/41	750	793
Kentucky Utilities Co.	5.125%	11/1/40	800	907
Louisville Gas & Electric Co.	5.125%	11/15/40	1,700	1,927
MidAmerican Energy Co.	6.750%	12/30/31	1,800	2,321
MidAmerican Energy Co.	5.750%	11/1/35	850	995
MidAmerican Energy Co.	5.800%	10/15/36	875	1,040
MidAmerican Energy Holdings Co.	8.480%	9/15/28	300	424
MidAmerican Energy Holdings Co.	6.125%	4/1/36	8,725	10,363
MidAmerican Energy Holdings Co.	5.950%	5/15/37	1,675	1,963
MidAmerican Energy Holdings Co.	6.500%	9/15/37	1,700	2,128
Mississippi Power Co.	4.250%	3/15/42	675	665
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	2,625	3,627
Nevada Power Co.	6.750%	7/1/37	1,800	2,323
Nevada Power Co.	5.375%	9/15/40	1,300	1,466
Nevada Power Co.	5.450%	5/15/41	500	565
Northern States Power Co.	5.250%	7/15/35	1,175	1,357
Northern States Power Co.	6.250%	6/1/36	525	691
Northern States Power Co.	6.200%	7/1/37	1,550	2,015
Northern States Power Co.	5.350%	11/1/39	625	735

Northern States Power Co.	4.850%	8/15/40	1,200	1,320
NSTAR Electric Co.	5.500%	3/15/40	725	851
Oglethorpe Power Corp.	5.950%	11/1/39	750	913
Oglethorpe Power Corp.	5.375%	11/1/40	1,450	1,623
Ohio Edison Co.	6.875%	7/15/36	1,000	1,236
Ohio Power Co.	6.600%	2/15/33	400	491
Ohio Power Co.	5.850%	10/1/35	800	923
Oklahoma Gas & Electric Co.	5.850%	6/1/40	350	421
Oklahoma Gas & Electric Co.	5.250%	5/15/41	750	836
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,125	2,614
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,025	2,433
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	325	408
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	425	536
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,175	1,218
Pacific Gas & Electric Co.	6.050%	3/1/34	9,125	11,054
Pacific Gas & Electric Co.	5.800%	3/1/37	3,425	4,065
Pacific Gas & Electric Co.	6.350%	2/15/38	1,500	1,900
Pacific Gas & Electric Co.	5.400%	1/15/40	700	795
Pacific Gas & Electric Co.	4.500%	12/15/41	750	746
PacifiCorp	7.700%	11/15/31	400	572
PacifiCorp	5.250%	6/15/35	1,150	1,290
PacifiCorp	5.750%	4/1/37	1,000	1,188
PacifiCorp	6.250%	10/15/37	1,700	2,161
PacifiCorp	4.100%	2/1/42	2,000	1,924
Pennsylvania Electric Co.	6.150%	10/1/38	350	400
Potomac Electric Power Co.	6.500%	11/15/37	2,000	2,676
PPL Electric Utilities Corp.	6.250%	5/15/39	775	1,007
PPL Electric Utilities Corp.	5.200%	7/15/41	400	458
Progress Energy Inc.	7.750%	3/1/31	1,725	2,364
Progress Energy Inc.	6.000%	12/1/39	800	953
PSEG Power LLC	8.625%	4/15/31	400	567
Public Service Co. of Colorado	6.250%	9/1/37	1,025	1,334
Public Service Co. of Colorado	6.500%	8/1/38	500	673
Public Service Co. of Colorado	4.750%	8/15/41	800	865
Public Service Co. of Oklahoma	6.625%	11/15/37	300	372
Public Service Electric & Gas Co.	5.800%	5/1/37	2,050	2,537
Public Service Electric & Gas Co.	5.375%	11/1/39	700	826
Public Service Electric & Gas Co.	5.500%	3/1/40	1,550	1,862
Puget Sound Energy Inc.	5.483%	6/1/35	1,725	1,951
Puget Sound Energy Inc.	6.274%	3/15/37	1,425	1,787
Puget Sound Energy Inc.	5.757%	10/1/39	850	1,009
Puget Sound Energy Inc.	5.795%	3/15/40	675	806
Puget Sound Energy Inc.	5.764%	7/15/40	600	725
Puget Sound Energy Inc.	4.434%	11/15/41	650	655
San Diego Gas & Electric Co.	5.350%	5/15/35	1,025	1,197
San Diego Gas & Electric Co.	6.125%	9/15/37	625	805
San Diego Gas & Electric Co.	4.500%	8/15/40	2,225	2,343
San Diego Gas & Electric Co.	3.950%	11/15/41	900	868
Sierra Pacific Power Co.	6.750%	7/1/37	670	869
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	630
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	2,021
South Carolina Electric & Gas Co.	6.050%	1/15/38	775	949
South Carolina Electric & Gas Co.	5.450%	2/1/41	500	571
South Carolina Electric & Gas Co.	4.350%	2/1/42	675	657
Southern California Edison Co.	6.650%	4/1/29	700	889
Southern California Edison Co.	6.000%	1/15/34	975	1,214
Southern California Edison Co.	5.750%	4/1/35	800	974

Southern California Edison Co.	5.350%	7/15/35	2,000	2,320
Southern California Edison Co.	5.550%	1/15/36	100	119
Southern California Edison Co.	5.625%	2/1/36	2,075	2,472
Southern California Edison Co.	5.550%	1/15/37	500	598
Southern California Edison Co.	5.950%	2/1/38	1,675	2,092
Southern California Edison Co.	4.500%	9/1/40	2,275	2,349
Southern California Edison Co.	3.900%	12/1/41	1,500	1,417
Southern California Edison Co.	4.050%	3/15/42	875	840
Southern Power Co.	5.150%	9/15/41	1,225	1,290
Southwestern Electric Power Co.	6.200%	3/15/40	700	827
Tampa Electric Co.	6.550%	5/15/36	450	591
Tampa Electric Co.	6.150%	5/15/37	900	1,133
Toledo Edison Co.	6.150%	5/15/37	500	585
TransAlta Corp.	6.500%	3/15/40	600	623
Union Electric Co.	5.300%	8/1/37	2,000	2,283
Virginia Electric and Power Co.	3.450%	9/1/22	750	773
Virginia Electric and Power Co.	6.000%	1/15/36	1,725	2,141
Virginia Electric and Power Co.	6.000%	5/15/37	825	1,029
Virginia Electric and Power Co.	6.350%	11/30/37	1,000	1,289
Virginia Electric and Power Co.	8.875%	11/15/38	1,200	1,910
Westar Energy Inc.	4.125%	3/1/42	425	408
Wisconsin Electric Power Co.	5.625%	5/15/33	450	535
Wisconsin Electric Power Co.	5.700%	12/1/36	1,575	1,919
Wisconsin Power & Light Co.	6.375%	8/15/37	950	1,232
Xcel Energy Inc.	6.500%	7/1/36	650	807

Natural Gas (2.0%)
AGL Capital Corp.	6.000%	10/1/34	850	957
AGL Capital Corp.	5.875%	3/15/41	1,225	1,434
Atmos Energy Corp.	5.500%	6/15/41	1,150	1,311
CenterPoint Energy Resources Corp.	5.850%	1/15/41	500	568
DCP Midstream LLC	8.125%	8/16/30	500	630
El Paso Natural Gas Co.	8.375%	6/15/32	1,520	1,850
Enbridge Energy Partners LP	7.500%	4/15/38	2,495	3,198
Energy Transfer Partners LP	6.625%	10/15/36	1,625	1,688
Energy Transfer Partners LP	7.500%	7/1/38	2,675	3,028
Energy Transfer Partners LP	6.050%	6/1/41	500	503
Energy Transfer Partners LP	6.500%	2/1/42	2,575	2,716
Enterprise Products Operating LLC	6.875%	3/1/33	2,150	2,581
Enterprise Products Operating LLC	6.650%	10/15/34	1,095	1,303
Enterprise Products Operating LLC	7.550%	4/15/38	1,125	1,442
Enterprise Products Operating LLC	6.125%	10/15/39	1,500	1,683
Enterprise Products Operating LLC	6.450%	9/1/40	1,275	1,497
Enterprise Products Operating LLC	5.950%	2/1/41	1,650	1,818
Enterprise Products Operating LLC	5.700%	2/15/42	1,950	2,088
Enterprise Products Operating LLC	4.850%	8/15/42	1,325	1,257
KeySpan Corp.	8.000%	11/15/30	1,175	1,571
Kinder Morgan Energy Partners LP	3.950%	9/1/22	3,125	3,088
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	607
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,600	1,849
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,675	1,729
Kinder Morgan Energy Partners LP	6.500%	2/1/37	3,250	3,579
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,669	1,897
Kinder Morgan Energy Partners LP	6.500%	9/1/39	3,600	3,976
Kinder Morgan Energy Partners LP	5.625%	9/1/41	900	915
Magellan Midstream Partners LP	6.400%	5/1/37	1,000	1,176
Nisource Finance Corp.	5.950%	6/15/41	125	137

Nisource Finance Corp.	5.800%	2/1/42	300	319
ONEOK Inc.	6.000%	6/15/35	1,725	1,837
ONEOK Partners LP	6.650%	10/1/36	3,025	3,490
ONEOK Partners LP	6.850%	10/15/37	200	238
ONEOK Partners LP	6.125%	2/1/41	2,325	2,566
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	1,050	1,026
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	750	874
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	2,175	2,551
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	550	534
Sempra Energy	6.000%	10/15/39	3,750	4,473
Southern California Gas Co.	5.750%	11/15/35	75	91
Southern Natural Gas Co.	8.000%	3/1/32	1,200	1,483
Southern Union Co.	8.250%	11/15/29	950	1,133
Spectra Energy Capital LLC	6.750%	2/15/32	1,705	1,921
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	850	984
Tennessee Gas Pipeline Co.	7.000%	3/15/27	350	400
Tennessee Gas Pipeline Co.	7.000%	10/15/28	1,400	1,579
Texas Eastern Transmission LP	7.000%	7/15/32	700	866
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,725	1,960
TransCanada PipeLines Ltd.	5.850%	3/15/36	3,175	3,743
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,150	1,423
TransCanada PipeLines Ltd.	7.250%	8/15/38	3,850	5,210
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,450	2,047
Williams Partners LP	6.300%	4/15/40	4,000	4,626

Other Utility (0.1%)
American Water Capital Corp.	6.593%	10/15/37	1,925	2,227
United Utilities plc	6.875%	8/15/28	375	410
Veolia Environnement SA	6.750%	6/1/38	575	639

				367,089
Total Corporate Bonds (Cost $1,894,407)				2,120,788
Sovereign Bonds (U.S. Dollar-Denominated) (5.7%)
Asian Development Bank	5.593%	7/16/18	4,000	4,834
European Investment Bank	4.875%	2/15/36	3,000	3,228
Export-Import Bank of Korea	5.000%	4/11/22	2,400	2,547
Federative Republic of Brazil	4.875%	1/22/21	1,500	1,692
Federative Republic of Brazil	8.875%	4/15/24	3,000	4,582
Federative Republic of Brazil	8.750%	2/4/25	6,700	10,134
Federative Republic of Brazil	10.125%	5/15/27	6,700	11,145
Federative Republic of Brazil	8.250%	1/20/34	7,175	10,852
Federative Republic of Brazil	7.125%	1/20/37	6,800	9,234
Federative Republic of Brazil	11.000%	8/17/40	5,150	6,798
Federative Republic of Brazil	5.625%	1/7/41	8,950	10,328
Hydro Quebec	8.050%	7/7/24	5,000	7,176
Hydro Quebec	8.500%	12/1/29	1,200	1,857
Inter-American Development Bank	7.000%	6/15/25	750	1,037
Inter-American Development Bank	3.875%	10/28/41	1,000	994
International Bank for Reconstruction &
Development	7.625%	1/19/23	1,807	2,578
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,000	1,636

International Bank for Reconstruction &
Development	4.750%	2/15/35	1,600	1,880
5 KFW	0.000%	4/18/36	7,500	2,992
5 KFW	0.000%	6/29/37	825	314
Korea Electric Power Corp.	7.000%	2/1/27	750	882
Landesbank Baden-Wuerttemberg	7.625%	2/1/23	700	871
Pemex Project Funding Master Trust	6.625%	6/15/35	7,550	8,493
Pemex Project Funding Master Trust	6.625%	6/15/38	1,375	1,563
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	3,850	4,518
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	5,225	6,120
Petroleos Mexicanos	6.500%	6/2/41	4,000	4,476
4 Petroleos Mexicanos	6.500%	6/2/41	1,075	1,203
Province of British Columbia	6.500%	1/15/26	1,500	2,034
Province of British Columbia	7.250%	9/1/36	500	761
Province of Saskatchewan	7.375%	7/15/13	600	651
Quebec	7.125%	2/9/24	4,125	5,598
Quebec	7.500%	9/15/29	5,275	7,697
Region of Lombardy Italy	5.804%	10/25/32	2,375	1,729
Republic of Columbia	8.125%	5/21/24	1,450	2,048
Republic of Columbia	7.375%	9/18/37	3,750	5,241
Republic of Columbia	6.125%	1/18/41	8,775	10,610
Republic of Finland	6.950%	2/15/26	695	964
Republic of Italy	6.875%	9/27/23	7,600	7,895
Republic of Italy	5.375%	6/15/33	5,675	5,462
Republic of Korea	5.625%	11/3/25	900	1,025
Republic of Panama	7.125%	1/29/26	3,850	5,120
Republic of Panama	8.875%	9/30/27	1,350	2,055
Republic of Panama	9.375%	4/1/29	1,200	1,908
3 Republic of Panama	6.700%	1/26/36	6,100	7,887
Republic of Peru	7.350%	7/21/25	5,800	7,917
Republic of Peru	8.750%	11/21/33	3,250	4,988
3 Republic of Peru	6.550%	3/14/37	4,975	6,356
Republic of Peru	5.625%	11/18/50	4,500	5,036
Republic of South Africa	6.875%	5/27/19	150	181
Republic of South Africa	4.665%	1/17/24	5,525	5,670
Republic of South Africa	6.250%	3/8/41	1,850	2,146
State of Israel	4.000%	6/30/22	3,550	3,523
Statoil ASA	7.250%	9/23/27	2,500	3,316
Statoil ASA	7.150%	1/15/29	1,000	1,323
Statoil ASA	5.100%	8/17/40	2,300	2,568
Statoil ASA	4.250%	11/23/41	825	824
United Mexican States	8.300%	8/15/31	1,325	1,964
United Mexican States	7.500%	4/8/33	1,000	1,388
United Mexican States	6.750%	9/27/34	12,800	16,448
United Mexican States	6.050%	1/11/40	12,025	14,430
United Mexican States	4.750%	3/8/44	5,975	5,858
United Mexican States	5.750%	10/12/10	4,950	5,009
Total Sovereign Bonds (Cost $252,804)				281,594
Taxable Municipal Bonds (6.6%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	1,100	1,324
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	730	812
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	200	266
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	600	665

American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	2,900	3,036
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	475	523
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	200	255
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	1,800	2,498
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	600	731
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	950	1,242
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	3,150	4,055
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,550	3,397
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	775	1,018
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.262%	7/1/39	550	655
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	6.276%	8/15/41	675	767
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.134%	8/15/42	500	583
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	4.794%	8/15/46	575	641
California GO	5.700%	11/1/21	1,300	1,473
California GO	7.500%	4/1/34	6,125	7,760
California GO	7.950%	3/1/36	1,500	1,756
California GO	7.550%	4/1/39	5,800	7,452
California GO	7.300%	10/1/39	4,625	5,790
California GO	7.350%	11/1/39	3,800	4,785
California GO	7.625%	3/1/40	3,100	4,013
California GO	7.600%	11/1/40	4,600	5,951
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	650	789
Chicago IL Board of Education GO	6.319%	11/1/29	650	740
Chicago IL Board of Education GO	6.138%	12/1/39	700	775
Chicago IL GO	7.781%	1/1/35	675	857
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	1,425	1,711
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	600	661
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	650	794
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	4,650	5,586
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	575	695
Chicago IL Water Revenue	6.742%	11/1/40	800	998
Clark County NV Airport Revenue	6.881%	7/1/42	650	732
Clark County NV Airport Revenue	6.820%	7/1/45	1,000	1,315
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	280	351

Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	1,190	1,445
Connecticut GO	5.090%	10/1/30	350	385
Connecticut GO	5.850%	3/15/32	4,250	5,152
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	900	1,002
Cook County IL GO	6.229%	11/15/34	1,050	1,194
Curators of the University of Missouri System
Facilities Revenue	5.960%	11/1/39	1,000	1,257
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	200	247
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,033
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	400	443
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,570	2,019
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,600	1,810
Dallas TX Independent School District GO	6.450%	2/15/35	1,400	1,692
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	525	634
Denver CO Public Schools Revenue (City &
County of Denver School District No. 1)
COP	7.017%	12/15/37	700	857
District of Columbia Income Tax Revenue	5.591%	12/1/34	675	811
District of Columbia Income Tax Revenue	5.582%	12/1/35	625	754
East Baton Rouge LA Sewer Commission
Revenue	6.087%	2/1/45	700	758
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	900	1,130
George Washington University District of
Columbia GO	3.485%	9/15/22	1,000	1,013
Georgia GO	4.503%	11/1/25	825	939
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	2,700	3,031
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	2,800	3,128
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	850	883
Harvard University Massachusetts GO	4.875%	10/15/40	1,000	1,137
Illinois GO	4.950%	6/1/23	1,700	1,726
Illinois GO	5.100%	6/1/33	17,475	16,546
Illinois GO	6.630%	2/1/35	2,150	2,350
Illinois GO	6.725%	4/1/35	1,000	1,104
Illinois GO	7.350%	7/1/35	2,250	2,631
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,200	1,435
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	600	692
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	875	1,087
6 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	500	529
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	525	688
Los Angeles CA Community College District
GO	6.600%	8/1/42	1,300	1,679
Los Angeles CA Community College District
GO	6.750%	8/1/49	700	908
Los Angeles CA Department of Airports
International Airport Revenue	6.582%	5/15/39	225	275

Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	775	913
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	775	934
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	625	700
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	1,375	1,820
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	1,500	1,988
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,000	1,139
Los Angeles CA Unified School District GO	5.750%	7/1/34	3,700	4,253
Los Angeles CA Unified School District GO	6.758%	7/1/34	2,200	2,816
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	1,150	1,365
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	700	875
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	700	885
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	850	1,057
Massachusetts Development Finance Agency
Revenue (Harvard University)	6.300%	10/1/37	1,000	1,115
Massachusetts GO	4.500%	8/1/31	1,500	1,600
Massachusetts GO	5.456%	12/1/39	1,900	2,281
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,050	1,303
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	850	1,067
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	900	1,033
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,176
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	1,200	1,372
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	775	861
Metropolitan Water District of Southern
California Water Revenue	6.947%	7/1/40	575	683
Mississippi GO	5.245%	11/1/34	700	797
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	600	708
7 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	6,750	8,441
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.700%	3/1/39	1,500	1,909
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	1,700	1,919
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	1,150	1,289
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	1,575	2,028
New Jersey Turnpike Authority Revenue	4.252%	1/1/16	30	32
8 New Jersey Turnpike Authority Revenue	4.252%	1/1/16	470	495
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	3,900	5,563
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,200	5,773

New York City NY GO	5.206%	10/1/31	1,000	1,130
New York City NY GO	6.646%	12/1/31	400	467
New York City NY GO	6.246%	6/1/35	775	848
New York City NY GO	5.968%	3/1/36	300	368
New York City NY GO	5.985%	12/1/36	625	755
New York City NY GO	5.517%	10/1/37	675	782
New York City NY GO	6.271%	12/1/37	1,550	1,930
New York City NY GO	5.846%	6/1/40	400	488
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	800	993
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	500	544
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	550	686
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,035
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	1,475	1,905
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	1,000	1,177
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	2,000	2,528
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	800	1,030
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	775	917
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	1,900	2,223
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,354
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	3,325	4,640
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	575	688
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.548%	11/15/31	500	595
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	700	805
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	1,750	2,149
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	2,500	2,890
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	500	563
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	2,000	2,326
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	600	678
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	1,350	1,583
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	625	750
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	2,500	3,219
Ohio State University General Receipts
Revenue	4.910%	6/1/40	1,500	1,668

Ohio State University General Receipts
Revenue	4.800%	6/1/11	1,650	1,667
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,209
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	975	1,289
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	1,250	1,513
Oregon GO	5.762%	6/1/23	600	731
Oregon GO	5.892%	6/1/27	3,350	4,057
8 Oregon School Boards Association GO	4.759%	6/30/28	1,850	2,012
6 Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,652
Pennsylvania GO	4.650%	2/15/26	1,100	1,234
Pennsylvania GO	5.350%	5/1/30	1,000	1,097
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	1,100	1,233
Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	600	715
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	775	857
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	850	945
Phoenix AZ GO	5.269%	7/1/34	100	110
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	1,125	1,369
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	2,750	3,205
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	2,000	2,132
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	700	875
Rutgers State University NJ Revenue	5.665%	5/1/40	1,050	1,233
Sacramento CA Municipal Utility District
Revenue	6.156%	5/15/36	905	1,072
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	1,100	1,225
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	600	757
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	950	1,153
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	1,150	1,410
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,100	1,128
San Diego County CA Regional
Transportation Authority Sales Tax
Revenue	5.911%	4/1/48	500	627
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	1,200	1,527
San Francisco CA City & County Public Utility
Commission Water Revenue	6.000%	11/1/40	1,325	1,571
San Francisco CA City & County Public Utility
Commission Water Revenue	6.950%	11/1/50	1,300	1,751
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	1,000	1,177
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	750	817
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	750	1,003

Texas GO	5.517%	4/1/39	2,920	3,608
Texas Transportation Commission Revenue	5.028%	4/1/26	1,000	1,195
Texas Transportation Commission Revenue	5.178%	4/1/30	3,650	4,260
Texas Transportation Commission Revenue	4.631%	4/1/33	800	882
Texas Transportation Commission Revenue	4.681%	4/1/40	750	825
Tufts University Massachusetts GO	5.017%	4/15/12	950	961
University of California Regents Medical
Center Revenue	6.548%	5/15/48	900	1,105
University of California Regents Medical
Center Revenue	6.583%	5/15/49	1,075	1,324
University of California Revenue	5.770%	5/15/43	2,800	3,292
University of California Revenue	5.946%	5/15/45	1,400	1,636
University of California Revenue	4.858%	5/15/12	2,500	2,430
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	575	677
University of Pennsylvania	4.674%	9/1/12	1,000	984
University of Southern California Revenue	5.250%	10/1/11	800	904
University of Virginia Revenue	6.200%	9/1/39	1,000	1,356
Utah GO	4.554%	7/1/24	1,100	1,264
Utah GO	3.539%	7/1/25	1,200	1,274
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	700	896
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	300	352
Washington Convention Center Public
Facilities District Revenue	6.790%	7/1/40	600	706
Washington GO	5.090%	8/1/33	900	1,015
Washington GO	5.481%	8/1/39	650	782
Washington GO	5.140%	8/1/40	1,125	1,303
6 Wisconsin GO	5.700%	5/1/26	1,400	1,585
Total Taxable Municipal Bonds (Cost $278,550)				324,729
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
9 Vanguard Market Liquidity Fund
(Cost $22,910)	0.123%		22,910,403	22,910
Total Investments (99.1%) (Cost $4,319,246)				4,855,179
Other Assets and Liabilities-Net (0.9%)				44,953
Net Assets (100%)				4,900,132

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate value of these securities was $28,033,000, representing 0.6% of net assets.
5 Guaranteed by the Federal Republic of Germany.
6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,102,217	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,941	—
Corporate Bonds	—	2,120,788	—
Sovereign Bonds	—	281,594	—
Taxable Municipal Bonds	—	324,729	—
Temporary Cash Investments	22,910	—	—
Total	22,910	4,832,269	—

C. At March 31, 2012, the cost of investment securities for tax purposes was $4,319,246,000. Net unrealized appreciation of investment securities for tax purposes was $535,933,000, consisting of unrealized gains of $550,280,000 on securities that had risen in value since their purchase and $14,347,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Fund

Schedule of Investments
As of March 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (69.8%)
U.S. Government Securities (37.9%)
United States Treasury Note/Bond	4.000%	11/15/12	24,710	25,297
United States Treasury Note/Bond	1.375%	1/15/13	811,640	818,993
United States Treasury Note/Bond	0.625%	1/31/13	427,470	428,872
United States Treasury Note/Bond	1.375%	2/15/13	140,750	142,158
United States Treasury Note/Bond	3.875%	2/15/13	35,585	36,719
United States Treasury Note/Bond	0.625%	2/28/13	81,105	81,409
United States Treasury Note/Bond	2.750%	2/28/13	42,175	43,144
United States Treasury Note/Bond	1.375%	3/15/13	272,130	275,107
United States Treasury Note/Bond	0.750%	3/31/13	25,520	25,648
United States Treasury Note/Bond	0.625%	4/30/13	1,285,350	1,290,569
United States Treasury Note/Bond	3.625%	5/15/13	12,056	12,510
United States Treasury Note/Bond	0.500%	5/31/13	159,025	159,448
United States Treasury Note/Bond	3.500%	5/31/13	4,070	4,224
United States Treasury Note/Bond	3.375%	6/30/13	40,360	41,924
United States Treasury Note/Bond	1.000%	7/15/13	6,550	6,610
United States Treasury Note/Bond	3.375%	7/31/13	15,255	15,882
United States Treasury Note/Bond	0.750%	8/15/13	605	609
United States Treasury Note/Bond	4.250%	8/15/13	15,055	15,869
United States Treasury Note/Bond	0.125%	8/31/13	8,940	8,919
United States Treasury Note/Bond	3.125%	8/31/13	7,905	8,221
United States Treasury Note/Bond	0.750%	9/15/13	1,975	1,988
United States Treasury Note/Bond	0.125%	9/30/13	443,005	441,827
United States Treasury Note/Bond	3.125%	9/30/13	303,180	315,971
United States Treasury Note/Bond	0.500%	10/15/13	2,825	2,833
United States Treasury Note/Bond	0.250%	10/31/13	2,825	2,822
United States Treasury Note/Bond	2.750%	10/31/13	548,723	569,728
United States Treasury Note/Bond	0.500%	11/15/13	300	301
United States Treasury Note/Bond	4.250%	11/15/13	60,110	63,895
United States Treasury Note/Bond	0.250%	11/30/13	1,900	1,897
United States Treasury Note/Bond	2.000%	11/30/13	57,785	59,374
United States Treasury Note/Bond	0.750%	12/15/13	6,495	6,541
United States Treasury Note/Bond	0.125%	12/31/13	1,245	1,241
United States Treasury Note/Bond	1.500%	12/31/13	239,735	244,604
United States Treasury Note/Bond	1.750%	1/31/14	216,655	222,173
United States Treasury Note/Bond	1.250%	2/15/14	19,930	20,266
United States Treasury Note/Bond	4.000%	2/15/14	116,620	124,473
United States Treasury Note/Bond	0.250%	2/28/14	371,950	371,254
United States Treasury Note/Bond	1.875%	2/28/14	776,035	798,346
United States Treasury Note/Bond	1.250%	3/15/14	22,570	22,961
United States Treasury Note/Bond	1.750%	3/31/14	430,400	442,236
United States Treasury Note/Bond	1.250%	4/15/14	60,435	61,493
United States Treasury Note/Bond	1.875%	4/30/14	570,575	588,137
United States Treasury Note/Bond	1.000%	5/15/14	734,615	744,025
United States Treasury Note/Bond	4.750%	5/15/14	405,403	442,587
United States Treasury Note/Bond	2.250%	5/31/14	231,990	241,198
United States Treasury Note/Bond	0.750%	6/15/14	5,925	5,969
United States Treasury Note/Bond	2.625%	6/30/14	282,890	296,902
United States Treasury Note/Bond	0.625%	7/15/14	282,825	284,151
United States Treasury Note/Bond	2.625%	7/31/14	173,985	182,794

United States Treasury Note/Bond	0.500%	8/15/14	462,000	462,651
United States Treasury Note/Bond	4.250%	8/15/14	476,780	519,542
United States Treasury Note/Bond	2.375%	8/31/14	119,735	125,236
United States Treasury Note/Bond	0.250%	9/15/14	26,605	26,472
United States Treasury Note/Bond	2.375%	9/30/14	182,315	190,975
United States Treasury Note/Bond	0.500%	10/15/14	245,445	245,636
United States Treasury Note/Bond	2.375%	10/31/14	264,410	277,176
United States Treasury Note/Bond	0.375%	11/15/14	332,120	331,187
United States Treasury Note/Bond	4.250%	11/15/14	89,025	97,705
United States Treasury Note/Bond	2.125%	11/30/14	609,914	636,220
United States Treasury Note/Bond	0.250%	12/15/14	383,675	381,338
United States Treasury Note/Bond	2.625%	12/31/14	141,070	149,204
United States Treasury Note/Bond	0.250%	1/15/15	116,330	115,567
United States Treasury Note/Bond	2.250%	1/31/15	99,155	103,958
United States Treasury Note/Bond	0.250%	2/15/15	690,925	685,854
United States Treasury Note/Bond	4.000%	2/15/15	163,137	179,247
United States Treasury Note/Bond	11.250%	2/15/15	42,200	55,058
United States Treasury Note/Bond	2.375%	2/28/15	319,107	336,010
United States Treasury Note/Bond	0.375%	3/15/15	329,300	328,012
United States Treasury Note/Bond	2.500%	3/31/15	140,105	148,249
United States Treasury Note/Bond	2.500%	4/30/15	182,305	193,072
United States Treasury Note/Bond	4.125%	5/15/15	237,305	263,297
United States Treasury Note/Bond	2.125%	5/31/15	96,610	101,274
United States Treasury Note/Bond	1.875%	6/30/15	100,865	104,994
United States Treasury Note/Bond	1.750%	7/31/15	249,118	258,343
United States Treasury Note/Bond	4.250%	8/15/15	16,895	18,930
United States Treasury Note/Bond	10.625%	8/15/15	5,935	7,920
United States Treasury Note/Bond	1.250%	8/31/15	91,580	93,511
United States Treasury Note/Bond	1.250%	9/30/15	197,450	201,492
United States Treasury Note/Bond	1.250%	10/31/15	94,765	96,660
United States Treasury Note/Bond	4.500%	11/15/15	319,125	362,456
United States Treasury Note/Bond	9.875%	11/15/15	262,900	349,615
United States Treasury Note/Bond	1.375%	11/30/15	252,290	258,322
United States Treasury Note/Bond	2.125%	12/31/15	248,055	260,924
United States Treasury Note/Bond	2.000%	1/31/16	107,055	112,107
United States Treasury Note/Bond	4.500%	2/15/16	197,550	225,733
United States Treasury Note/Bond	9.250%	2/15/16	2,210	2,929
United States Treasury Note/Bond	2.125%	2/29/16	69,650	73,296
United States Treasury Note/Bond	2.625%	2/29/16	156,760	167,904
United States Treasury Note/Bond	2.375%	3/31/16	70,525	74,900
United States Treasury Note/Bond	2.000%	4/30/16	78,075	81,784
United States Treasury Note/Bond	2.625%	4/30/16	245,360	263,033
United States Treasury Note/Bond	5.125%	5/15/16	259,410	304,604
United States Treasury Note/Bond	7.250%	5/15/16	48,085	60,572
United States Treasury Note/Bond	1.750%	5/31/16	7,435	7,712
United States Treasury Note/Bond	1.500%	6/30/16	216,140	221,814
United States Treasury Note/Bond	3.250%	6/30/16	327,340	359,717
United States Treasury Note/Bond	1.500%	7/31/16	12,310	12,627
United States Treasury Note/Bond	1.000%	8/31/16	7,150	7,178
United States Treasury Note/Bond	3.000%	8/31/16	331,480	361,313
United States Treasury Note/Bond	1.000%	9/30/16	241,210	241,965
United States Treasury Note/Bond	3.000%	9/30/16	457,850	499,345
United States Treasury Note/Bond	1.000%	10/31/16	89,910	90,120
United States Treasury Note/Bond	3.125%	10/31/16	211,860	232,385
United States Treasury Note/Bond	4.625%	11/15/16	106,641	124,204
United States Treasury Note/Bond	7.500%	11/15/16	84,277	109,139
United States Treasury Note/Bond	0.875%	11/30/16	6,079	6,052

United States Treasury Note/Bond	2.750%	11/30/16	240,022	259,224
United States Treasury Note/Bond	3.250%	12/31/16	65,675	72,509
United States Treasury Note/Bond	0.875%	1/31/17	85,500	84,952
United States Treasury Note/Bond	3.125%	1/31/17	306,060	336,378
United States Treasury Note/Bond	4.625%	2/15/17	36,825	43,108
United States Treasury Note/Bond	0.875%	2/28/17	111,955	111,133
United States Treasury Note/Bond	3.000%	2/28/17	33,875	37,061
United States Treasury Note/Bond	1.000%	3/31/17	400,000	399,064
United States Treasury Note/Bond	3.250%	3/31/17	8,570	9,486
United States Treasury Note/Bond	3.125%	4/30/17	11,200	12,331
United States Treasury Note/Bond	4.500%	5/15/17	163,120	190,824
United States Treasury Note/Bond	8.750%	5/15/17	187,045	258,532
United States Treasury Note/Bond	2.750%	5/31/17	388,760	420,771
United States Treasury Note/Bond	2.500%	6/30/17	462,350	494,428
United States Treasury Note/Bond	2.375%	7/31/17	54,375	57,790
United States Treasury Note/Bond	4.750%	8/15/17	420,505	499,219
United States Treasury Note/Bond	8.875%	8/15/17	43,390	60,916
United States Treasury Note/Bond	1.875%	8/31/17	35,650	36,942
United States Treasury Note/Bond	1.875%	9/30/17	59,575	61,670
United States Treasury Note/Bond	1.875%	10/31/17	209,827	217,072
United States Treasury Note/Bond	4.250%	11/15/17	158,250	184,114
United States Treasury Note/Bond	2.750%	12/31/17	275	298
United States Treasury Note/Bond	2.625%	1/31/18	450	484
United States Treasury Note/Bond	3.500%	2/15/18	151,275	169,924
United States Treasury Note/Bond	2.750%	2/28/18	294,925	319,118
United States Treasury Note/Bond	2.875%	3/31/18	34,300	37,350
United States Treasury Note/Bond	2.625%	4/30/18	36,700	39,424
United States Treasury Note/Bond	3.875%	5/15/18	376,346	431,917
United States Treasury Note/Bond	9.125%	5/15/18	3,685	5,382
United States Treasury Note/Bond	2.375%	5/31/18	407,565	431,192
United States Treasury Note/Bond	2.375%	6/30/18	296,275	313,311
United States Treasury Note/Bond	2.250%	7/31/18	28,950	30,375
United States Treasury Note/Bond	4.000%	8/15/18	171,360	198,536
United States Treasury Note/Bond	1.500%	8/31/18	256,250	256,811
United States Treasury Note/Bond	1.375%	9/30/18	18,600	18,466
United States Treasury Note/Bond	1.750%	10/31/18	181,465	184,243
United States Treasury Note/Bond	3.750%	11/15/18	203,920	233,138
United States Treasury Note/Bond	9.000%	11/15/18	25	37
United States Treasury Note/Bond	2.750%	2/15/19	29,270	31,520
United States Treasury Note/Bond	8.875%	2/15/19	123,475	182,975
United States Treasury Note/Bond	1.375%	2/28/19	126,900	125,056
United States Treasury Note/Bond	1.500%	3/31/19	74,575	73,981
United States Treasury Note/Bond	3.125%	5/15/19	161,085	177,319
United States Treasury Note/Bond	3.625%	8/15/19	195,716	222,046
United States Treasury Note/Bond	8.125%	8/15/19	143,310	208,090
United States Treasury Note/Bond	3.375%	11/15/19	471,533	526,203
United States Treasury Note/Bond	3.625%	2/15/20	337,909	383,050
United States Treasury Note/Bond	8.500%	2/15/20	2,599	3,893
United States Treasury Note/Bond	3.500%	5/15/20	452,328	508,516
United States Treasury Note/Bond	2.625%	8/15/20	245,341	258,567
United States Treasury Note/Bond	8.750%	8/15/20	244,040	375,021
United States Treasury Note/Bond	2.625%	11/15/20	170,139	178,859
United States Treasury Note/Bond	3.625%	2/15/21	340,705	385,583
United States Treasury Note/Bond	7.875%	2/15/21	208,392	309,235
United States Treasury Note/Bond	3.125%	5/15/21	240,395	261,543
United States Treasury Note/Bond	2.125%	8/15/21	538,613	537,940
United States Treasury Note/Bond	8.125%	8/15/21	136,690	207,982

United States Treasury Note/Bond	2.000%	11/15/21	460,269	452,932
United States Treasury Note/Bond	8.000%	11/15/21	59,855	90,877
United States Treasury Note/Bond	2.000%	2/15/22	243,425	238,671
United States Treasury Note/Bond	7.250%	8/15/22	2,940	4,315
United States Treasury Note/Bond	7.625%	11/15/22	7,450	11,241
United States Treasury Note/Bond	7.125%	2/15/23	161,760	236,978
United States Treasury Note/Bond	6.250%	8/15/23	657,265	909,799
United States Treasury Note/Bond	7.500%	11/15/24	13,725	21,087
United States Treasury Note/Bond	7.625%	2/15/25	712	1,107
United States Treasury Note/Bond	6.875%	8/15/25	94,200	139,107
United States Treasury Note/Bond	6.000%	2/15/26	13,315	18,354
United States Treasury Note/Bond	6.750%	8/15/26	19,660	28,999
United States Treasury Note/Bond	6.500%	11/15/26	45,219	65,433
United States Treasury Note/Bond	6.625%	2/15/27	41,065	60,205
United States Treasury Note/Bond	6.375%	8/15/27	46,885	67,573
United States Treasury Note/Bond	6.125%	11/15/27	15,485	21,858
United States Treasury Note/Bond	5.500%	8/15/28	55,045	73,597
United States Treasury Note/Bond	5.250%	11/15/28	26,720	34,874
United States Treasury Note/Bond	5.250%	2/15/29	138,230	180,801
United States Treasury Note/Bond	6.125%	8/15/29	189,110	271,167
United States Treasury Note/Bond	6.250%	5/15/30	63,523	92,883
United States Treasury Note/Bond	5.375%	2/15/31	23,215	31,177
United States Treasury Note/Bond	4.750%	2/15/37	141,960	179,202
United States Treasury Note/Bond	5.000%	5/15/37	5,119	6,692
United States Treasury Note/Bond	4.500%	5/15/38	2,038	2,488
United States Treasury Note/Bond	3.500%	2/15/39	53,401	55,311
United States Treasury Note/Bond	4.250%	5/15/39	508,264	597,052
United States Treasury Note/Bond	4.500%	8/15/39	455,749	556,656
United States Treasury Note/Bond	4.375%	11/15/39	334,296	400,477
United States Treasury Note/Bond	4.625%	2/15/40	377,451	469,987
United States Treasury Note/Bond	4.375%	5/15/40	261,865	313,788
United States Treasury Note/Bond	3.875%	8/15/40	135,688	149,638
United States Treasury Note/Bond	4.250%	11/15/40	196,900	231,172
United States Treasury Note/Bond	4.750%	2/15/41	298,325	379,061
United States Treasury Note/Bond	4.375%	5/15/41	122,295	146,582
United States Treasury Note/Bond	3.750%	8/15/41	2,495	2,689
United States Treasury Note/Bond	3.125%	11/15/41	391,985	374,836
United States Treasury Note/Bond	3.125%	2/15/42	72,000	68,805
				40,073,039
Agency Bonds and Notes (4.6%)
Egypt Government AID Bonds	4.450%	9/15/15	16,750	18,734
1 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	5,140	5,213
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	2,825	2,924
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	3,575	3,701
1 Federal Farm Credit Bank	1.375%	6/25/13	6,800	6,891
1 Federal Farm Credit Bank	3.875%	10/7/13	37,650	39,632
1 Federal Farm Credit Bank	1.125%	2/27/14	8,000	8,106
1 Federal Farm Credit Bank	2.625%	4/17/14	13,185	13,771
1 Federal Farm Credit Bank	3.000%	9/22/14	5,625	5,962
1 Federal Farm Credit Bank	1.625%	11/19/14	13,425	13,788
1 Federal Farm Credit Bank	1.500%	11/16/15	6,825	6,991
1 Federal Farm Credit Bank	4.875%	12/16/15	1,625	1,863
1 Federal Farm Credit Bank	1.050%	3/28/16	4,000	4,016
1 Federal Farm Credit Bank	5.125%	8/25/16	9,075	10,648
1 Federal Farm Credit Bank	4.875%	1/17/17	8,030	9,405
1 Federal Farm Credit Bank	5.150%	11/15/19	15,675	19,147
1 Federal Home Loan Banks	3.625%	5/29/13	150	156

1 Federal Home Loan Banks	3.875%	6/14/13	5,125	5,346
1 Federal Home Loan Banks	5.375%	6/14/13	12,150	12,891
1 Federal Home Loan Banks	1.875%	6/21/13	90,705	92,466
1 Federal Home Loan Banks	5.125%	8/14/13	4,560	4,860
1 Federal Home Loan Banks	4.000%	9/6/13	46,725	49,156
1 Federal Home Loan Banks	5.250%	9/13/13	9,200	9,847
1 Federal Home Loan Banks	4.500%	9/16/13	24,625	26,109
1 Federal Home Loan Banks	3.625%	10/18/13	65,100	68,376
1 Federal Home Loan Banks	0.375%	11/27/13	24,925	24,925
1 Federal Home Loan Banks	4.875%	11/27/13	19,900	21,367
1 Federal Home Loan Banks	3.125%	12/13/13	32,925	34,433
1 Federal Home Loan Banks	0.875%	12/27/13	29,800	30,063
1 Federal Home Loan Banks	1.375%	5/28/14	22,000	22,439
1 Federal Home Loan Banks	2.500%	6/13/14	37,450	39,089
1 Federal Home Loan Banks	5.500%	8/13/14	88,275	98,758
1 Federal Home Loan Banks	4.500%	11/14/14	35,450	39,016
1 Federal Home Loan Banks	2.750%	12/12/14	18,950	20,038
1 Federal Home Loan Banks	3.125%	3/11/16	26,225	28,396
1 Federal Home Loan Banks	5.375%	5/18/16	36,700	43,277
1 Federal Home Loan Banks	5.625%	6/13/16	3,705	4,179
1 Federal Home Loan Banks	5.125%	10/19/16	15,845	18,606
1 Federal Home Loan Banks	4.750%	12/16/16	21,510	25,081
1 Federal Home Loan Banks	4.875%	5/17/17	97,785	115,710
1 Federal Home Loan Banks	5.000%	11/17/17	7,100	8,491
1 Federal Home Loan Banks	5.375%	8/15/18	4,750	5,809
1 Federal Home Loan Banks	4.125%	3/13/20	10,515	12,049
1 Federal Home Loan Banks	5.250%	12/11/20	6,850	8,439
1 Federal Home Loan Banks	5.625%	6/11/21	1,125	1,419
1 Federal Home Loan Banks	5.375%	8/15/24	24,600	30,827
1 Federal Home Loan Banks	5.500%	7/15/36	14,250	17,726
2 Federal Home Loan Mortgage Corp.	1.625%	4/15/13	91,330	92,611
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	9,790	10,209
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	58,120	61,255
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	33,215	35,075
2 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	45,600	45,615
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	49,625	53,227
2 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	32,350	32,350
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	5,300	5,498
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	29,155	31,289
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	44,925	45,766
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	106,825	111,342
2 Federal Home Loan Mortgage Corp.	0.375%	4/28/14	74,000	73,879
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	47,900	52,800
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	82,250	87,002
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	24,625	24,919
2 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	7,500	7,583
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	12,500	12,648
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	12,500	12,483
2 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	7,400	7,246
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	33,800	33,961
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	128,250	128,377
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	600	674
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	550	586
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	129,925	129,266
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	25,000	25,831
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	48,925	57,171
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	13,600	14,417

2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	91,500	108,475
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	51,675	53,670
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	28,225	33,230
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	35,000	34,586
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	10,000	11,812
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	60,000	59,857
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	33,450	40,590
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	6,670	7,994
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	22,750	27,127
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	121,210	136,229
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	26,000	25,516
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	11,375	16,151
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	38,739	55,589
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	524	724
2 Federal National Mortgage Assn.	4.625%	5/1/13	23,794	24,909
2 Federal National Mortgage Assn.	1.750%	5/7/13	5,307	5,392
2 Federal National Mortgage Assn.	3.875%	7/12/13	14,240	14,890
2 Federal National Mortgage Assn.	0.500%	8/9/13	27,148	27,220
2 Federal National Mortgage Assn.	1.250%	8/20/13	46,245	46,842
2 Federal National Mortgage Assn.	4.625%	10/15/13	81,995	87,354
2 Federal National Mortgage Assn.	2.875%	12/11/13	11,175	11,648
2 Federal National Mortgage Assn.	0.750%	12/18/13	121,625	122,424
2 Federal National Mortgage Assn.	5.125%	1/2/14	3,600	3,868
2 Federal National Mortgage Assn.	1.250%	2/27/14	125,170	127,174
2 Federal National Mortgage Assn.	2.750%	3/13/14	37,950	39,675
2 Federal National Mortgage Assn.	4.125%	4/15/14	26,200	28,163
2 Federal National Mortgage Assn.	2.500%	5/15/14	42,050	43,871
2 Federal National Mortgage Assn.	1.125%	6/27/14	12,775	12,960
2 Federal National Mortgage Assn.	0.875%	8/28/14	32,700	32,989
2 Federal National Mortgage Assn.	3.000%	9/16/14	32,075	34,018
2 Federal National Mortgage Assn.	4.625%	10/15/14	28,500	31,422
2 Federal National Mortgage Assn.	0.625%	10/30/14	35,500	35,560
2 Federal National Mortgage Assn.	2.625%	11/20/14	8,750	9,224
2 Federal National Mortgage Assn.	0.750%	12/19/14	50,525	50,744
2 Federal National Mortgage Assn.	0.375%	3/16/15	89,600	88,936
2 Federal National Mortgage Assn.	5.000%	4/15/15	16,960	19,181
2 Federal National Mortgage Assn.	2.375%	7/28/15	30,125	31,740
2 Federal National Mortgage Assn.	2.000%	9/21/15	12,000	12,505
2 Federal National Mortgage Assn.	4.375%	10/15/15	17,755	19,965
2 Federal National Mortgage Assn.	1.625%	10/26/15	18,450	18,972
2 Federal National Mortgage Assn.	8.200%	3/10/16	50	64
2 Federal National Mortgage Assn.	5.000%	3/15/16	5,850	6,772
2 Federal National Mortgage Assn.	2.375%	4/11/16	57,155	60,298
2 Federal National Mortgage Assn.	5.250%	9/15/16	22,175	26,144
2 Federal National Mortgage Assn.	1.250%	9/28/16	55,325	55,619
2 Federal National Mortgage Assn.	1.375%	11/15/16	75,450	76,183
2 Federal National Mortgage Assn.	1.250%	1/30/17	25,100	25,149
2 Federal National Mortgage Assn.	5.000%	2/13/17	79,525	93,602
2 Federal National Mortgage Assn.	1.125%	4/27/17	83,900	83,189
2 Federal National Mortgage Assn.	5.000%	5/11/17	119,951	141,828
2 Federal National Mortgage Assn.	5.375%	6/12/17	23,580	28,354
2 Federal National Mortgage Assn.	0.000%	10/9/19	14,545	11,332
2 Federal National Mortgage Assn.	6.250%	5/15/29	1,250	1,691
2 Federal National Mortgage Assn.	7.125%	1/15/30	24,980	36,802
2 Federal National Mortgage Assn.	7.250%	5/15/30	46,901	70,176
2 Federal National Mortgage Assn.	6.625%	11/15/30	6,795	9,634
2 Federal National Mortgage Assn.	5.625%	7/15/37	7,240	9,471

1	Financing Corp.	9.800%	4/6/18	1,750	2,516
1	Financing Corp.	9.650%	11/2/18	10,535	15,376
1	Financing Corp. Fico	10.350%	8/3/18	4,900	7,282
1	Financing Corp. Fico	9.700%	4/5/19	1,575	2,323
	Israel Government AID Bond	5.500%	12/4/23	3,200	4,018
	Israel Government AID Bond	5.500%	4/26/24	19,280	24,191
	Private Export Funding Corp.	3.550%	4/15/13	2,275	2,352
	Private Export Funding Corp.	3.050%	10/15/14	4,600	4,879
	Private Export Funding Corp.	1.375%	2/15/17	2,025	2,034
	Private Export Funding Corp.	2.250%	12/15/17	4,600	4,762
	Private Export Funding Corp.	4.375%	3/15/19	8,700	10,036
	Private Export Funding Corp.	4.300%	12/15/21	3,800	4,342
	Private Export Funding Corp.	2.800%	5/15/22	2,625	2,658
	Resolution Funding Corp.	8.125%	10/15/19	450	636
	Resolution Funding Corp.	8.875%	7/15/20	180	268
	Resolution Funding Corp.	8.625%	1/15/30	110	177
	Small Business Administration Variable Rate
	Interest Only Custodial Receipts (U.S.
	Government Guaranteed)	2.719%	7/15/17	4,449	20
1	Tennessee Valley Authority	4.750%	8/1/13	4,000	4,233
1	Tennessee Valley Authority	5.500%	7/18/17	17,100	20,618
1	Tennessee Valley Authority	4.500%	4/1/18	6,325	7,358
1	Tennessee Valley Authority	3.875%	2/15/21	9,400	10,500
1	Tennessee Valley Authority	6.750%	11/1/25	1,985	2,750
1	Tennessee Valley Authority	7.125%	5/1/30	27,025	39,277
1	Tennessee Valley Authority	4.650%	6/15/35	15,169	16,646
1	Tennessee Valley Authority	5.880%	4/1/36	9,850	12,778
1	Tennessee Valley Authority	6.150%	1/15/38	135	180
1	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,133
1	Tennessee Valley Authority	5.250%	9/15/39	9,068	10,841
1	Tennessee Valley Authority	4.875%	1/15/48	6,825	7,741
1	Tennessee Valley Authority	5.375%	4/1/56	6,250	7,716
1	Tennessee Valley Authority	4.625%	9/15/60	7,468	8,071
					4,852,432
Conventional Mortgage-Backed Securities (26.2%)
2,3,4 Fannie Mae Pool		3.000%	12/1/26–4/1/42	471,665	487,795
2,3,4 Fannie Mae Pool		3.500%	7/1/13–4/1/42	1,241,199	1,290,678
2,3,4 Fannie Mae Pool		4.000%	5/1/12–4/1/42	2,358,300	2,483,830
2,3,4 Fannie Mae Pool		4.500%	9/1/13–4/1/42	2,133,373	2,277,275
2,3,4 Fannie Mae Pool		5.000%	3/1/17–4/1/42	1,925,519	2,083,866
2,3,4 Fannie Mae Pool		5.500%	2/1/14–4/1/42	1,692,964	1,854,050
[2,4] Fannie Mae Pool		6.000%	3/1/13–7/1/40	1,232,540	1,364,933
2,3,4 Fannie Mae Pool		6.500%	12/1/12–4/1/42	404,703	455,079
[2,4] Fannie Mae Pool		7.000%	8/1/12–11/1/38	110,194	125,612
[2,4] Fannie Mae Pool		7.500%	4/1/15–12/1/32	7,525	8,461
[2,4] Fannie Mae Pool		8.000%	8/1/12–9/1/31	2,285	2,594
[2,4] Fannie Mae Pool		8.500%	9/1/15–5/1/32	892	1,022
[2,4] Fannie Mae Pool		9.000%	2/1/17–8/1/30	239	265
[2,4] Fannie Mae Pool		9.500%	8/1/16–11/1/25	276	321
[2,4] Fannie Mae Pool		10.000%	10/1/14–11/1/19	31	34
[2,4] Fannie Mae Pool		11.000%	9/1/19	2	3
2,3,4 Freddie Mac Gold Pool		3.000%	4/1/27	306,125	316,457
2,3,4 Freddie Mac Gold Pool		3.500%	6/1/19–4/1/42	649,594	675,004
2,3,4 Freddie Mac Gold Pool		4.000%	7/1/13–4/1/42	1,413,809	1,485,919
2,3,4 Freddie Mac Gold Pool		4.500%	6/1/12–4/1/42	1,448,743	1,541,071
2,3,4 Freddie Mac Gold Pool		5.000%	4/1/12–4/1/42	1,257,528	1,355,863
2,3,4 Freddie Mac Gold Pool		5.500%	12/1/13–4/1/42	1,236,050	1,346,606

2,3,4 Freddie Mac Gold Pool		6.000%	5/1/12–4/1/42	789,334	873,153
[2,4] Freddie Mac Gold Pool		6.500%	4/1/12–9/1/39	224,182	251,951
[2,4] Freddie Mac Gold Pool		7.000%	5/1/12–12/1/38	49,792	56,670
[2,4] Freddie Mac Gold Pool		7.500%	4/1/12–2/1/32	4,587	5,210
[2,4] Freddie Mac Gold Pool		8.000%	6/1/12–1/1/32	3,969	4,513
[2,4] Freddie Mac Gold Pool		8.500%	3/1/21–7/1/31	754	867
[2,4] Freddie Mac Gold Pool		9.000%	7/1/20–3/1/31	551	626
[2,4] Freddie Mac Gold Pool		9.500%	4/1/16–6/1/25	100	113
[2,4] Freddie Mac Gold Pool		10.000%	10/1/16–4/1/25	14	17
[2,4] Freddie Mac Non Gold Pool		8.000%	2/1/17–6/1/17	15	16
[2,4] Freddie Mac Non Gold Pool		8.500%	6/1/18	26	30
[2,4] Freddie Mac Non Gold Pool		9.000%	7/1/16		1
[2,4] Freddie Mac Non Gold Pool		9.500%	10/1/18–3/1/20	3	4
[3,4] Ginnie Mae I Pool		3.500%	2/15/26–4/1/42	123,957	130,185
[3,4] Ginnie Mae I Pool		4.000%	8/15/18–4/1/42	549,160	589,967
[3,4] Ginnie Mae I Pool		4.500%	5/15/18–4/1/42	950,822	1,036,812
4	Ginnie Mae I Pool	4.750%	8/15/33	15	17
[3,4] Ginnie Mae I Pool		5.000%	1/15/17–4/1/42	654,723	724,485
[3,4] Ginnie Mae I Pool		5.500%	3/15/15–4/1/42	396,041	444,138
[3,4] Ginnie Mae I Pool		6.000%	3/15/13–4/1/42	283,785	321,229
4	Ginnie Mae I Pool	6.500%	3/15/13–1/15/39	81,170	92,885
4	Ginnie Mae I Pool	7.000%	6/15/12–9/15/36	14,142	16,330
4	Ginnie Mae I Pool	7.250%	9/15/25	39	45
4	Ginnie Mae I Pool	7.500%	8/15/12–6/15/32	5,595	6,347
4	Ginnie Mae I Pool	7.750%	2/15/30	3	4
4	Ginnie Mae I Pool	7.900%	2/15/21	2	2
4	Ginnie Mae I Pool	8.000%	8/15/16–12/15/30	3,981	4,486
4	Ginnie Mae I Pool	8.250%	6/15/27	4	4
4	Ginnie Mae I Pool	8.500%	1/15/17–3/15/31	837	924
4	Ginnie Mae I Pool	9.000%	5/15/16–2/15/31	1,415	1,569
4	Ginnie Mae I Pool	9.500%	7/15/16–9/15/25	370	418
4	Ginnie Mae I Pool	10.000%	2/15/18–2/15/25	142	156
4	Ginnie Mae I Pool	10.500%	7/15/15–4/15/25	92	98
4	Ginnie Mae I Pool	11.000%	9/15/15–11/15/15	10	10
4	Ginnie Mae I Pool	11.500%	3/15/13–4/15/16	7	8
4	Ginnie Mae II Pool	3.000%	2/20/27–2/20/27	2,318	2,437
[3,4] Ginnie Mae II Pool		3.500%	9/20/25–4/1/42	332,685	346,876
[3,4] Ginnie Mae II Pool		4.000%	9/20/25–4/1/42	850,683	913,079
[3,4] Ginnie Mae II Pool		4.500%	4/20/18–5/1/42	1,158,593	1,262,846
[3,4] Ginnie Mae II Pool		5.000%	12/20/32–4/1/42	792,067	874,057
4	Ginnie Mae II Pool	5.500%	8/20/23–8/20/41	281,513	313,595
4	Ginnie Mae II Pool	6.000%	7/20/23–3/20/41	159,765	179,284
4	Ginnie Mae II Pool	6.500%	12/20/23–9/20/40	59,054	67,094
4	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	4,584	5,224
4	Ginnie Mae II Pool	7.500%	8/20/30	9	10
4	Ginnie Mae II Pool	8.500%	10/20/30	18	21
					27,684,551
Nonconventional Mortgage-Backed Securities (1.1%)
2,4,5 Fannie Mae Pool		2.246%	12/1/35	21	23
2,4,5 Fannie Mae Pool		2.315%	10/1/34–12/1/36	92	97
2,4,5 Fannie Mae Pool		2.392%	9/1/33	19	20
2,4,5 Fannie Mae Pool		2.393%	9/1/34	1,640	1,747
2,4,5 Fannie Mae Pool		2.400%	11/1/32–2/1/37	3,307	3,418
2,4,5 Fannie Mae Pool		2.418%	2/1/37	6	7
2,4,5 Fannie Mae Pool		2.437%	1/1/35	3,166	3,385
2,4,5 Fannie Mae Pool		2.440%	11/1/36	73	77
2,4,5 Fannie Mae Pool		2.485%	12/1/35	9,361	10,040

2,4,5 Fannie Mae Pool	2.518%	12/1/35	12,201	12,920
2,4,5 Fannie Mae Pool	2.560%	9/1/33	40	42
[2,4] Fannie Mae Pool	2.567%	12/1/40	8,950	9,222
[2,4] Fannie Mae Pool	2.574%	10/1/40	14,016	14,449
2,4,5 Fannie Mae Pool	2.596%	2/1/36	3,824	3,900
2,4,5 Fannie Mae Pool	2.647%	5/1/35	2,456	2,600
2,4,5 Fannie Mae Pool	2.681%	8/1/35	7,593	7,747
2,4,5 Fannie Mae Pool	2.685%	11/1/33	2,903	3,134
2,4,5 Fannie Mae Pool	2.728%	1/1/37	2,871	3,070
2,4,5 Fannie Mae Pool	2.772%	4/1/36	5,330	5,694
2,4,5 Fannie Mae Pool	2.793%	2/1/36	2,144	2,180
[2,4] Fannie Mae Pool	2.800%	3/1/42	12,391	12,916
[2,4] Fannie Mae Pool	2.823%	1/1/42	8,019	8,375
[2,4] Fannie Mae Pool	2.826%	3/1/41	10,876	11,293
2,4,5 Fannie Mae Pool	2.860%	2/1/37	4,601	4,812
2,4,5 Fannie Mae Pool	2.900%	10/1/36	1,958	2,125
[2,4] Fannie Mae Pool	2.925%	12/1/40	6,475	6,706
[2,4] Fannie Mae Pool	3.014%	3/1/41	5,871	6,116
[2,4] Fannie Mae Pool	3.073%	2/1/41	6,442	6,681
[2,4] Fannie Mae Pool	3.121%	2/1/41	7,784	8,124
[2,4] Fannie Mae Pool	3.127%	12/1/40	7,567	7,891
[2,4] Fannie Mae Pool	3.163%	2/1/41	9,759	10,133
[2,4] Fannie Mae Pool	3.174%	12/1/40	10,068	10,510
[2,4] Fannie Mae Pool	3.204%	8/1/40	11,465	11,963
[2,4] Fannie Mae Pool	3.214%	9/1/40	13,142	13,713
[2,4] Fannie Mae Pool	3.238%	10/1/40	14,719	15,372
[2,4] Fannie Mae Pool	3.252%	11/1/40	5,550	5,796
[2,4] Fannie Mae Pool	3.297%	1/1/41	10,795	11,534
[2,4] Fannie Mae Pool	3.298%	1/1/40	7,708	8,044
[2,4] Fannie Mae Pool	3.365%	1/1/40	16,857	17,604
[2,4] Fannie Mae Pool	3.373%	5/1/40	5,316	5,563
[2,4] Fannie Mae Pool	3.448%	12/1/39	25,075	26,196
[2,4] Fannie Mae Pool	3.509%	5/1/40	4,589	4,811
[2,4] Fannie Mae Pool	3.534%	3/1/40	14,161	14,841
[2,4] Fannie Mae Pool	3.542%	10/1/39	4,818	5,043
[2,4] Fannie Mae Pool	3.580%	8/1/39	4,963	5,212
[2,4] Fannie Mae Pool	3.600%	4/1/41	11,052	11,516
[2,4] Fannie Mae Pool	3.613%	11/1/39	2,763	2,894
[2,4] Fannie Mae Pool	3.628%	11/1/39	6,456	6,765
[2,4] Fannie Mae Pool	3.670%	7/1/39	4,423	4,633
2,4,5 Fannie Mae Pool	3.679%	3/1/37	2,612	2,751
[2,4] Fannie Mae Pool	3.696%	5/1/40	17,487	18,372
2,4,5 Fannie Mae Pool	3.712%	12/1/35	6,554	6,912
[2,4] Fannie Mae Pool	3.766%	2/1/40	23,240	24,901
[2,4] Fannie Mae Pool	3.831%	9/1/40	14,595	15,881
[2,4] Fannie Mae Pool	4.024%	7/1/35	2,437	2,583
[2,4] Fannie Mae Pool	4.205%	12/1/39	14,654	15,569
2,4,5 Fannie Mae Pool	4.392%	8/1/37	9,075	9,594
[2,4] Fannie Mae Pool	4.494%	11/1/34	4,470	4,747
[2,4] Fannie Mae Pool	4.582%	8/1/35	4,492	4,763
[2,4] Fannie Mae Pool	4.782%	5/1/33	13	13
2,4,5 Fannie Mae Pool	4.850%	3/1/37	2,941	3,099
2,4,5 Fannie Mae Pool	4.870%	10/1/38	10,897	11,671
[2,4] Fannie Mae Pool	4.875%	7/1/38	2,816	3,023
[2,4] Fannie Mae Pool	4.950%	1/1/35	17	19
2,4,5 Fannie Mae Pool	4.985%	3/1/37	4,320	4,608
[2,4] Fannie Mae Pool	4.998%	12/1/33	1,777	1,897

[2,4] Fannie Mae Pool	5.015%	11/1/33	1,290	1,379
[2,4] Fannie Mae Pool	5.098%	3/1/38	4,284	4,629
2,4,5 Fannie Mae Pool	5.190%	3/1/37	5,095	5,343
[2,4] Fannie Mae Pool	5.197%	6/1/35	71	76
[2,4] Fannie Mae Pool	5.208%	7/1/38	427	457
[2,4] Fannie Mae Pool	5.227%	7/1/36	3,446	3,719
[2,4] Fannie Mae Pool	5.282%	11/1/35	15	16
[2,4] Fannie Mae Pool	5.364%	12/1/35	2,711	2,920
[2,4] Fannie Mae Pool	5.412%	8/1/38	204	219
[2,4] Fannie Mae Pool	5.490%	4/1/37	595	640
[2,4] Fannie Mae Pool	5.582%	5/1/36	2,236	2,424
2,4,5 Fannie Mae Pool	5.613%	6/1/37	1,997	2,115
2,4,5 Fannie Mae Pool	5.659%	4/1/37	3,008	3,127
[2,4] Fannie Mae Pool	5.713%	4/1/37	4,903	5,311
[2,4] Fannie Mae Pool	5.739%	12/1/37	6,398	6,848
[2,4] Fannie Mae Pool	5.865%	1/1/37	466	503
2,4,5 Fannie Mae Pool	5.874%	8/1/37	4,647	4,980
[2,4] Fannie Mae Pool	5.880%	4/1/36	2,630	2,832
[2,4] Fannie Mae Pool	5.906%	6/1/36	835	901
[2,4] Fannie Mae Pool	5.921%	10/1/37	5,714	6,191
[2,4] Fannie Mae Pool	5.948%	11/1/36	3,119	3,372
[2,4] Fannie Mae Pool	5.988%	7/1/37	1,348	1,457
2,4,5 Fannie Mae Pool	6.246%	9/1/37	2,720	2,836
2,4,5 Freddie Mac Non Gold Pool	2.304%	1/1/37	3,509	3,703
2,4,5 Freddie Mac Non Gold Pool	2.364%	12/1/34	7,915	8,398
2,4,5 Freddie Mac Non Gold Pool	2.375%	11/1/34	3,558	3,747
2,4,5 Freddie Mac Non Gold Pool	2.440%	12/1/34	57	60
2,4,5 Freddie Mac Non Gold Pool	2.500%	4/1/33	26	28
2,4,5 Freddie Mac Non Gold Pool	2.518%	12/1/34	2,833	2,997
2,4,5 Freddie Mac Non Gold Pool	2.547%	4/1/35	329	352
2,4,5 Freddie Mac Non Gold Pool	2.580%	12/1/36	4,601	4,835
2,4,5 Freddie Mac Non Gold Pool	2.587%	3/1/36	6,743	7,221
2,4,5 Freddie Mac Non Gold Pool	2.621%	12/1/34	42	45
[2,4] Freddie Mac Non Gold Pool	2.623%	12/1/40	6,981	7,208
2,4,5 Freddie Mac Non Gold Pool	2.625%	6/1/37	3,175	3,388
2,4,5 Freddie Mac Non Gold Pool	2.631%	1/1/35	404	436
2,4,5 Freddie Mac Non Gold Pool	2.695%	5/1/33	113	118
[2,4] Freddie Mac Non Gold Pool	2.718%	12/1/40	14,204	14,687
2,4,5 Freddie Mac Non Gold Pool	2.745%	3/1/37	7,052	7,458
2,4,5 Freddie Mac Non Gold Pool	2.750%	3/1/36	20	20
2,4,5 Freddie Mac Non Gold Pool	2.760%	3/1/37	170	181
[2,4] Freddie Mac Non Gold Pool	2.764%	11/1/40	6,625	6,861
[2,4] Freddie Mac Non Gold Pool	2.824%	1/1/41	11,065	11,401
2,4,5 Freddie Mac Non Gold Pool	2.876%	4/1/37	6,337	6,492
[2,4] Freddie Mac Non Gold Pool	2.977%	2/1/41	16,330	17,005
[2,4] Freddie Mac Non Gold Pool	3.075%	3/1/41	8,164	8,516
2,4,5 Freddie Mac Non Gold Pool	3.142%	3/1/37	727	751
[2,4] Freddie Mac Non Gold Pool	3.150%	11/1/40	8,623	9,000
[2,4] Freddie Mac Non Gold Pool	3.182%	7/1/35	2,752	2,900
[2,4] Freddie Mac Non Gold Pool	3.270%	6/1/40	6,338	6,624
[2,4] Freddie Mac Non Gold Pool	3.328%	4/1/40	9,837	10,285
[2,4] Freddie Mac Non Gold Pool	3.352%	5/1/40	2,956	3,093
[2,4] Freddie Mac Non Gold Pool	3.453%	5/1/40	3,768	3,945
[2,4] Freddie Mac Non Gold Pool	3.506%	8/1/40	13,863	14,910
[2,4] Freddie Mac Non Gold Pool	3.579%	11/1/39	15,090	15,816
[2,4] Freddie Mac Non Gold Pool	3.603%	6/1/40	13,318	13,965
[2,4] Freddie Mac Non Gold Pool	3.607%	6/1/40	8,439	8,864

2,4,5 Freddie Mac Non Gold Pool		3.620%	4/1/37	59	62
[2,4] Freddie Mac Non Gold Pool		3.622%	1/1/40	8,173	8,568
[2,4] Freddie Mac Non Gold Pool		3.674%	9/1/40	12,043	12,642
2,4,5 Freddie Mac Non Gold Pool		3.824%	4/1/37	4,097	4,311
[2,4] Freddie Mac Non Gold Pool		3.970%	12/1/39	2,398	2,538
[2,4] Freddie Mac Non Gold Pool		3.973%	3/1/40	19,888	20,958
2,4,5 Freddie Mac Non Gold Pool		4.023%	6/1/36	12	12
[2,4] Freddie Mac Non Gold Pool		4.693%	6/1/34	24	25
[2,4] Freddie Mac Non Gold Pool		4.788%	5/1/38	2,065	2,209
[2,4] Freddie Mac Non Gold Pool		4.828%	4/1/37	6,310	6,517
[2,4] Freddie Mac Non Gold Pool		4.874%	3/1/37	4,178	4,362
[2,4] Freddie Mac Non Gold Pool		4.895%	12/1/35	10,679	11,276
[2,4] Freddie Mac Non Gold Pool		4.913%	5/1/35	4,467	4,760
[2,4] Freddie Mac Non Gold Pool		5.027%	10/1/36	6,125	6,638
[2,4] Freddie Mac Non Gold Pool		5.036%	6/1/35	10	11
[2,4] Freddie Mac Non Gold Pool		5.042%	7/1/38	6,009	6,452
[2,4] Freddie Mac Non Gold Pool		5.180%	8/1/34	12	13
[2,4] Freddie Mac Non Gold Pool		5.231%	11/1/33	11	12
[2,4] Freddie Mac Non Gold Pool		5.247%	3/1/38	8,579	9,277
[2,4] Freddie Mac Non Gold Pool		5.335%	8/1/37	162	171
[2,4] Freddie Mac Non Gold Pool		5.371%	12/1/35–5/1/37	3,425	3,612
[2,4] Freddie Mac Non Gold Pool		5.486%	1/1/38	5,991	6,459
[2,4] Freddie Mac Non Gold Pool		5.529%	2/1/36	3,464	3,715
[2,4] Freddie Mac Non Gold Pool		5.542%	3/1/37	1,569	1,689
[2,4] Freddie Mac Non Gold Pool		5.615%	3/1/37	700	737
[2,4] Freddie Mac Non Gold Pool		5.715%	6/1/37	6,192	6,472
[2,4] Freddie Mac Non Gold Pool		5.727%	11/1/36	1,803	1,911
[2,4] Freddie Mac Non Gold Pool		5.746%	5/1/36	5,598	5,973
[2,4] Freddie Mac Non Gold Pool		5.748%	9/1/36	12,887	13,843
[2,4] Freddie Mac Non Gold Pool		5.763%	3/1/37	2,787	3,008
[2,4] Freddie Mac Non Gold Pool		5.782%	9/1/37	13,539	14,693
[2,4] Freddie Mac Non Gold Pool		5.800%	6/1/37–10/1/37	10,754	11,456
[2,4] Freddie Mac Non Gold Pool		5.812%	8/1/37	5,506	6,002
[2,4] Freddie Mac Non Gold Pool		5.846%	5/1/37	6,775	7,348
[2,4] Freddie Mac Non Gold Pool		5.886%	1/1/37	2,178	2,350
[2,4] Freddie Mac Non Gold Pool		5.896%	6/1/37	2,989	3,127
[2,4] Freddie Mac Non Gold Pool		5.912%	12/1/36	1,886	2,040
[2,4] Freddie Mac Non Gold Pool		6.044%	12/1/36	4,454	4,837
[2,4] Freddie Mac Non Gold Pool		6.069%	10/1/37	852	923
[2,4] Freddie Mac Non Gold Pool		6.121%	8/1/37	2,003	2,172
[2,4] Freddie Mac Non Gold Pool		6.397%	2/1/37	2,139	2,318
[4,5] Ginnie Mae II Pool		2.375%	6/20/29	231	239
4	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	81,457	84,539
4	Ginnie Mae II Pool	3.000%	12/20/40–11/20/41	44,505	46,763
4	Ginnie Mae II Pool	3.500%	1/20/41	10,096	10,695
4	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	63,936	67,347
4	Ginnie Mae II Pool	4.500%	10/20/39	1,847	1,975
4	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	4,343	4,599
					1,170,618
Total U.S. Government and Agency Obligations (Cost $70,448,912)					73,780,640
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
6	BA Covered Bond Issuer	5.500%	6/14/12	17,750	17,879
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.050%	11/10/38	729	728
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.153%	11/10/38	4,250	4,390

4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.544%	6/10/39	11,615	12,366
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	4.877%	7/10/42	19,991	21,016
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.075%	11/10/42	4,335	4,436
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	4.727%	7/10/43	4,695	4,969
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.118%	7/11/43	1,096	1,099
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.730%	5/10/45	11,250	12,881
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.766%	5/10/45	3,290	2,909
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.372%	9/10/45	20,200	22,795
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.421%	9/10/45	185	196
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.115%	10/10/45	16,101	18,049
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.120%	10/10/45	875	879
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.634%	7/10/46	22,705	25,657
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.695%	7/10/46	2,850	2,411
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.193%	9/10/47	3,520	3,517
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.193%	9/10/47	3,204	3,425
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.414%	9/10/47	11,525	12,825
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.448%	9/10/47	2,175	2,148
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	6.200%	2/10/51	21,200	24,800
6 Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	1,975	2,049
6 Bank of Scotland plc	5.250%	2/21/17	12,135	13,206
4 Bear Stearns Commercial Mortgage
Securities	6.460%	10/15/36	13	13
4 Bear Stearns Commercial Mortgage
Securities	5.540%	4/12/38	21,037	24,064
4 Bear Stearns Commercial Mortgage
Securities	5.541%	4/12/38	4,525	4,898
4 Bear Stearns Commercial Mortgage
Securities	4.830%	8/15/38	17,608	17,740
4 Bear Stearns Commercial Mortgage
Securities	5.758%	9/11/38	5,500	5,860
4 Bear Stearns Commercial Mortgage
Securities	5.451%	3/11/39	24,500	27,792
4 Bear Stearns Commercial Mortgage
Securities	4.680%	8/13/39	16,300	16,869
4 Bear Stearns Commercial Mortgage
Securities	4.740%	3/13/40	13,539	13,835
4 Bear Stearns Commercial Mortgage
Securities	5.853%	6/11/40	14,640	14,726

4 Bear Stearns Commercial Mortgage
Securities	5.718%	6/11/40	2,650	2,033
4 Bear Stearns Commercial Mortgage
Securities	5.405%	12/11/40	4,050	4,556
4 Bear Stearns Commercial Mortgage
Securities	5.200%	1/12/41	2,830	2,978
4 Bear Stearns Commercial Mortgage
Securities	4.750%	6/11/41	4,175	3,993
4 Bear Stearns Commercial Mortgage
Securities	5.582%	9/11/41	1,625	1,701
4 Bear Stearns Commercial Mortgage
Securities	5.568%	10/12/41	8,375	8,881
4 Bear Stearns Commercial Mortgage
Securities	4.825%	11/11/41	495	530
4 Bear Stearns Commercial Mortgage
Securities	4.868%	11/11/41	2,300	2,352
4 Bear Stearns Commercial Mortgage
Securities	4.933%	2/13/42	2,500	2,745
4 Bear Stearns Commercial Mortgage
Securities	5.742%	9/11/42	15,900	18,681
4 Bear Stearns Commercial Mortgage
Securities	5.793%	9/11/42	5,500	5,783
4 Bear Stearns Commercial Mortgage
Securities	5.127%	10/12/42	5,460	5,492
4 Bear Stearns Commercial Mortgage
Securities	5.145%	10/12/42	3,215	3,657
4 Bear Stearns Commercial Mortgage
Securities	5.513%	1/12/45	6,280	6,543
4 Bear Stearns Commercial Mortgage
Securities	5.613%	6/11/50	10,167	10,416
4 Bear Stearns Commercial Mortgage
Securities	5.694%	6/11/50	21,900	24,944
4 Bear Stearns Commercial Mortgage
Securities	5.700%	6/11/50	10,400	11,733
4 Bear Stearns Commercial Mortgage
Securities	5.897%	6/11/50	6,753	7,172
4 Capital One Multi-Asset Execution Trust	5.050%	12/17/18	36,645	41,669
4 Capital One Multi-Asset Execution Trust	5.750%	7/15/20	10,300	12,311
4 Chase Issuance Trust	4.650%	3/15/15	32,375	33,477
4 Chase Issuance Trust	5.400%	7/15/15	10,025	10,609
6 Cie de Financement Foncier	2.125%	4/22/13	7,500	7,545
4 CIT Group Home Equity Loan Trust	6.200%	2/25/30	589	594
4 Citibank Credit Card Issuance Trust	4.900%	6/23/16	20,125	21,977
4 Citibank Credit Card Issuance Trust	4.150%	7/7/17	3,425	3,769
4 Citibank Credit Card Issuance Trust	5.650%	9/20/19	10,500	12,564
4 Citibank Credit Card Issuance Trust	5.350%	2/7/20	900	1,067
4 Citigroup Commercial Mortgage Trust	4.623%	10/15/41	3,475	3,516
4 Citigroup Commercial Mortgage Trust	4.830%	5/15/43	6,990	7,335
4 Citigroup Commercial Mortgage Trust	5.726%	3/15/49	12,600	14,271
4 Citigroup Commercial Mortgage Trust	5.431%	10/15/49	3,375	3,830
4 Citigroup Commercial Mortgage Trust	5.462%	10/15/49	3,375	3,528
4 Citigroup Commercial Mortgage Trust	5.482%	10/15/49	3,025	2,483
4 Citigroup Commercial Mortgage Trust	5.696%	12/10/49	17,695	20,261
4 Citigroup Commercial Mortgage Trust	5.696%	12/10/49	4,350	4,542
4 Citigroup Commercial Mortgage Trust	6.074%	12/10/49	17,377	20,022
4 Citigroup/Deutsche Bank Commercial
Mortgage Trust	5.225%	7/15/44	7,000	7,486

4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.225%	7/15/44	18,000	20,205
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	18,540	21,279
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	8,575	8,431
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	10,950	10,964
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	13,050	14,299
[4,6] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	6,651	7,099
4	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	8,200	8,369
4	Commercial Mortgage Pass Through
	Certificates	4.715%	3/10/39	19,670	20,586
4	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	22,303	24,923
4	Commercial Mortgage Pass Through
	Certificates	5.750%	6/10/46	19,200	21,798
4	Commercial Mortgage Pass Through
	Certificates	5.775%	6/10/46	4,025	4,257
4	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	1,999	2,000
4	Commercial Mortgage Pass Through
	Certificates	5.813%	12/10/49	17,393	20,140
4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	16,575	17,242
4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	925	937
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	14,150	15,508
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	3,375	3,430
4	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	14,876	15,146
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	1,565	1,666
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	18,225	20,306
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.190%	8/15/38	3,400	3,398
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	3,290	3,259
4	Credit Suisse Mortgage Capital Certificates	5.814%	6/15/38	1,147	1,184
4	Credit Suisse Mortgage Capital Certificates	5.814%	6/15/38	18,434	20,727
4	Credit Suisse Mortgage Capital Certificates	5.418%	2/15/39	17,450	19,525
4	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	7,675	8,262
4	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	3,350	3,268
4	Credit Suisse Mortgage Capital Certificates	5.713%	6/15/39	20,985	22,505
4	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	1,725	1,693
4	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	15,000	16,483
4	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	6,450	6,722
4	CW Capital Cobalt Ltd.	5.815%	5/15/46	11,775	13,205
4	CW Capital Cobalt Ltd.	5.484%	4/15/47	3,185	3,431
4	Discover Card Master Trust	5.650%	12/15/15	24,300	25,662
4	Discover Card Master Trust	5.650%	3/16/20	9,475	11,297

Federal Housing Administration	7.430%	10/1/20	2	3
4 First Union Commercial Mortgage Trust	6.599%	10/15/35	1,504	1,521
4 Ford Credit Auto Owner Trust	2.420%	11/15/14	5,250	5,335
4 Ford Credit Auto Owner Trust	2.150%	6/15/15	16,950	17,292
4 Ford Credit Auto Owner Trust	1.150%	6/15/17	6,825	6,839
4 GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	4,605	4,749
4 GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	14,715	14,932
4 GE Capital Commercial Mortgage Corp.	5.329%	3/10/44	6,675	6,805
4 GE Capital Commercial Mortgage Corp.	5.329%	3/10/44	22,040	24,745
4 GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	9,275	10,349
4 GE Capital Commercial Mortgage Corp.	5.305%	11/10/45	7,048	7,335
4 GE Capital Commercial Mortgage Corp.	5.543%	12/10/49	5,925	6,500
4 GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	74	73
4 GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	3,000	3,041
4 GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	2,625	2,763
4 GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	191	193
4 GMAC Commercial Mortgage Securities Inc.	5.454%	5/10/40	1,695	1,770
4 GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	4,150	4,409
4 GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	1,650	1,738
4 Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	5,125	5,189
4 Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	315	319
4 Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	11,875	12,378
4 Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	13,850	14,701
4 Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	3,410	3,418
4 Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	18,508	20,174
4 Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	4,475	4,242
4 Greenwich Capital Commercial Funding Corp.	6.081%	7/10/38	2,600	2,957
4 Greenwich Capital Commercial Funding Corp.	5.883%	7/10/38	2,400	2,451
4 Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	1,625	1,582
4 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	23,400	25,397
4 Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	3,850	4,037
4 GS Mortgage Securities Corp. II	5.506%	4/10/38	7,117	7,204
4 GS Mortgage Securities Corp. II	5.553%	4/10/38	13,625	15,141
4 GS Mortgage Securities Corp. II	5.622%	4/10/38	4,750	4,834
4 GS Mortgage Securities Corp. II	5.396%	8/10/38	14,850	15,897
4 GS Mortgage Securities Corp. II	4.608%	1/10/40	14,425	14,666
4 GS Mortgage Securities Corp. II	3.707%	8/10/44	3,220	3,370
4 GS Mortgage Securities Corp. II	3.482%	1/10/45	12,500	12,801
4 Honda Auto Receivables Owner Trust	1.800%	4/17/17	3,225	3,282
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.050%	12/12/34	7,961	8,057
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.654%	1/12/37	3,250	3,311
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.985%	1/12/37	11,725	11,987
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.255%	7/12/37	1,365	1,418
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.376%	7/12/37	6,128	6,160
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.366%	8/12/37	2,000	2,036
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.824%	9/12/37	461	461
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.879%	1/12/38	22,038	23,040
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.404%	1/12/39	11,465	11,962

4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.575%	6/12/41	19,325	20,935
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.780%	7/15/42	2,375	2,506
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.323%	1/12/43	1,750	1,803
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.475%	4/15/43	3,722	4,184
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.445%	12/12/44	3,300	3,393
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.247%	12/15/44	4,250	4,605
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.326%	12/15/44	1,375	1,387
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.871%	4/15/45	17,525	20,117
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.871%	4/15/45	3,310	2,862
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.871%	4/15/45	1,750	1,854
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.593%	5/12/45	7,121	7,439
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	5/15/45	4,315	4,526
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.447%	5/15/45	8,000	8,379
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	6/12/47	10,650	11,875
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.816%	6/15/49	7,970	8,710
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.794%	2/12/51	28,300	32,108
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.855%	2/12/51	5,859	5,882
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.891%	2/12/51	3,350	3,573
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.882%	2/15/51	13,170	14,909
4 LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	17,575	18,677
4 LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	9,140	9,865
4 LB-UBS Commercial Mortgage Trust	5.150%	4/15/30	4,395	4,787
4 LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	17,600	19,628
4 LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	2,535	2,707
4 LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	16,237	16,372
4 LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	4,212	4,303
4 LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	22,880	23,327
4 LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	9,550	9,952
4 LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	21,100	21,823
4 LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	29,350	32,974
4 LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	3,000	3,403
4 LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	1,175	1,249
4 LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	5,650	6,345
4 LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	11,875	13,092
4 LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	4,775	4,845
4 LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	1,625	1,621
4 LB-UBS Commercial Mortgage Trust	6.143%	4/15/41	3,020	3,048
4 LB-UBS Commercial Mortgage Trust	6.143%	4/15/41	22,025	25,654

4 LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	17,600	19,972
4 Merrill Lynch Mortgage Trust	5.236%	11/12/35	10,800	11,342
4 Merrill Lynch Mortgage Trust	5.107%	7/12/38	1,915	2,036
4 Merrill Lynch Mortgage Trust	5.660%	5/12/39	14,050	16,187
4 Merrill Lynch Mortgage Trust	5.660%	5/12/39	1,825	1,923
4 Merrill Lynch Mortgage Trust	4.747%	6/12/43	2,500	2,743
4 Merrill Lynch Mortgage Trust	5.782%	8/12/43	2,865	2,987
4 Merrill Lynch Mortgage Trust	5.291%	1/12/44	20,875	23,609
4 Merrill Lynch Mortgage Trust	5.840%	6/12/50	23,068	25,968
4 Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,101	3,152
4 Merrill Lynch Mortgage Trust	5.690%	2/12/51	17,040	19,482
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	6.095%	6/12/46	21,125	24,401
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.456%	7/12/46	3,660	3,753
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.378%	8/12/48	14,870	15,962
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.590%	9/12/49	8,247	8,291
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.700%	9/12/49	14,675	15,978
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.204%	12/12/49	2,400	2,340
4 Morgan Stanley Capital I	4.970%	4/14/40	5,675	6,002
4 Morgan Stanley Capital I	5.110%	6/15/40	15,050	16,021
4 Morgan Stanley Capital I	5.030%	6/13/41	917	931
4 Morgan Stanley Capital I	5.270%	6/13/41	4,525	4,782
4 Morgan Stanley Capital I	5.813%	8/12/41	2,175	2,368
4 Morgan Stanley Capital I	5.328%	11/12/41	6,460	7,292
4 Morgan Stanley Capital I	5.360%	11/12/41	7,400	7,501
4 Morgan Stanley Capital I	4.780%	12/13/41	11,300	12,230
4 Morgan Stanley Capital I	4.840%	12/13/41	1,350	1,359
4 Morgan Stanley Capital I	4.970%	12/15/41	10,300	10,752
4 Morgan Stanley Capital I	5.168%	1/14/42	3,950	4,316
4 Morgan Stanley Capital I	5.640%	6/11/42	5,075	5,436
4 Morgan Stanley Capital I	5.640%	6/11/42	19,150	22,381
4 Morgan Stanley Capital I	4.989%	8/13/42	26,760	29,564
4 Morgan Stanley Capital I	5.073%	8/13/42	3,730	3,708
4 Morgan Stanley Capital I	5.230%	9/15/42	23,225	26,214
4 Morgan Stanley Capital I	5.730%	10/15/42	8,175	9,256
4 Morgan Stanley Capital I	5.735%	10/15/42	700	758
4 Morgan Stanley Capital I	5.735%	10/15/42	4,325	4,227
4 Morgan Stanley Capital I	5.201%	11/14/42	14,450	16,180
4 Morgan Stanley Capital I	6.278%	1/11/43	20,825	24,959
4 Morgan Stanley Capital I	5.332%	12/15/43	11,450	12,991
4 Morgan Stanley Capital I	5.418%	3/12/44	20,466	23,201
4 Morgan Stanley Capital I	5.467%	3/12/44	4,875	5,115
4 Morgan Stanley Capital I	5.773%	7/12/44	4,596	5,034
4 Morgan Stanley Capital I	5.793%	7/12/44	4,100	4,042
4 Morgan Stanley Capital I	3.244%	3/15/45	7,000	6,985
4 Morgan Stanley Capital I	4.660%	9/13/45	3,985	4,151
4 Morgan Stanley Capital I	4.985%	6/12/47	3,115	3,154
4 Morgan Stanley Capital I	5.654%	4/15/49	1,850	1,976
4 Morgan Stanley Capital I	5.692%	4/15/49	15,250	16,770
4 Morgan Stanley Capital I	5.544%	11/12/49	4,525	4,872
4 Morgan Stanley Capital I	5.809%	12/12/49	12,950	14,852
4 Morgan Stanley Capital I	6.108%	12/12/49	4,675	4,971

4 Morgan Stanley Capital I	5.090%	10/12/52	2,540	2,534
4 Morgan Stanley Capital I	5.204%	10/12/52	6,200	6,574
4 Morgan Stanley Capital I	4.770%	7/15/56	3,295	3,310
4 Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	189	187
4 Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	26,350	26,895
4 Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	24,400	24,802
4 Nissan Auto Receivables Owner Trust	5.050%	11/17/14	2,696	2,723
6 Northern Rock Asset Management plc	5.625%	6/22/17	33,225	35,386
4 PSE&G Transition Funding LLC	6.890%	12/15/17	21,175	24,909
4 Public Service New Hampshire Funding LLC	6.480%	5/1/15	85	87
6 Royal Bank of Canada	3.125%	4/14/15	9,325	9,855
4 TIAA Seasoned Commercial Mortgage Trust	5.656%	8/15/39	3,285	3,472
4 Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	500	507
4 Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	923	941
4 Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	3,100	3,214
4 Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	10,750	11,241
4 Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	19,255	20,226
4 Wachovia Bank Commercial Mortgage Trust	5.317%	7/15/41	18,350	19,608
4 Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	18,725	19,670
4 Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	15,075	16,560
4 Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	1,700	1,725
4 Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	6,729	7,483
4 Wachovia Bank Commercial Mortgage Trust	5.737%	5/15/43	16,025	18,267
4 Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	14,354	15,799
4 Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	1,480	1,583
4 Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	3,325	3,243
4 Wachovia Bank Commercial Mortgage Trust	5.205%	10/15/44	1,340	1,365
4 Wachovia Bank Commercial Mortgage Trust	5.205%	10/15/44	18,010	19,967
4 Wachovia Bank Commercial Mortgage Trust	5.271%	12/15/44	22,950	25,695
4 Wachovia Bank Commercial Mortgage Trust	5.321%	12/15/44	775	830
4 Wachovia Bank Commercial Mortgage Trust	5.968%	6/15/45	1,280	1,355
4 Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	11,100	12,529
4 Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	3,975	4,344
4 Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	16,475	17,654
4 Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	2,225	2,288
4 WF-RBS Commercial Mortgage Trust	3.440%	4/15/45	7,425	7,499
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,469,543)				2,763,066
Corporate Bonds (21.2%)
Finance (7.3%)
Banking (4.8%)
4 Abbey National Capital Trust I	8.963%	12/29/49	1,200	1,205
Abbey National Treasury Services plc	2.875%	4/25/14	14,475	14,411
Abbey National Treasury Services plc	4.000%	4/27/16	7,400	7,370
American Express Bank FSB	5.500%	4/16/13	8,675	9,078
American Express Bank FSB	6.000%	9/13/17	1,750	2,044
American Express Centurion Bank	5.950%	6/12/17	1,900	2,201
American Express Centurion Bank	6.000%	9/13/17	23,425	27,366
American Express Co.	4.875%	7/15/13	5,821	6,092
American Express Co.	7.250%	5/20/14	1,225	1,375
American Express Co.	5.500%	9/12/16	3,075	3,470
American Express Co.	6.150%	8/28/17	5,575	6,557
American Express Co.	7.000%	3/19/18	47,997	58,844
American Express Co.	8.125%	5/20/19	275	359
American Express Co.	8.150%	3/19/38	845	1,243
4 American Express Co.	6.800%	9/1/66	6,515	6,662
American Express Credit Corp.	5.875%	5/2/13	4,480	4,713
American Express Credit Corp.	7.300%	8/20/13	20,864	22,574

American Express Credit Corp.	5.125%	8/25/14	14,084	15,321
American Express Credit Corp.	2.800%	9/19/16	36,660	37,622
American Express Credit Corp.	2.375%	3/24/17	2,350	2,361
Associates Corp. of North America	6.950%	11/1/18	250	281
Banco Santander Chile	2.875%	11/13/12	1,475	1,475
BanColombia SA	4.250%	1/12/16	6,150	6,429
Bank of America Corp.	4.900%	5/1/13	17,165	17,673
Bank of America Corp.	7.375%	5/15/14	6,125	6,646
Bank of America Corp.	5.375%	6/15/14	2,500	2,626
Bank of America Corp.	5.125%	11/15/14	21,259	22,228
Bank of America Corp.	4.500%	4/1/15	12,560	13,005
Bank of America Corp.	4.750%	8/1/15	225	235
Bank of America Corp.	3.700%	9/1/15	2,050	2,069
Bank of America Corp.	5.250%	12/1/15	3,975	4,149
Bank of America Corp.	3.625%	3/17/16	10,300	10,276
Bank of America Corp.	3.750%	7/12/16	6,875	6,905
Bank of America Corp.	6.500%	8/1/16	25,425	27,894
Bank of America Corp.	5.750%	8/15/16	11,025	11,525
Bank of America Corp.	5.625%	10/14/16	6,350	6,760
Bank of America Corp.	5.420%	3/15/17	14,300	14,567
Bank of America Corp.	3.875%	3/22/17	200	201
Bank of America Corp.	6.000%	9/1/17	2,560	2,773
Bank of America Corp.	5.750%	12/1/17	6,525	6,976
Bank of America Corp.	5.650%	5/1/18	66,300	70,569
Bank of America Corp.	7.625%	6/1/19	25,625	29,510
Bank of America Corp.	5.625%	7/1/20	40,015	41,626
Bank of America Corp.	5.875%	1/5/21	750	793
Bank of America Corp.	5.700%	1/24/22	5,700	6,028
Bank of America Corp.	5.875%	2/7/42	23,350	23,205
Bank of America NA	5.300%	3/15/17	24,375	25,441
Bank of America NA	6.100%	6/15/17	11,225	12,033
Bank of America NA	6.000%	10/15/36	8,325	8,273
Bank of Montreal	2.125%	6/28/13	6,475	6,600
Bank of Montreal	1.750%	4/29/14	825	840
Bank of Montreal	2.500%	1/11/17	23,150	23,590
Bank of New York Mellon Corp.	4.500%	4/1/13	2,125	2,206
Bank of New York Mellon Corp.	4.300%	5/15/14	10,175	10,896
Bank of New York Mellon Corp.	1.200%	2/20/15	100	100
Bank of New York Mellon Corp.	4.950%	3/15/15	9,750	10,684
Bank of New York Mellon Corp.	2.950%	6/18/15	4,200	4,422
Bank of New York Mellon Corp.	2.300%	7/28/16	925	945
Bank of New York Mellon Corp.	2.400%	1/17/17	9,900	10,130
Bank of New York Mellon Corp.	5.450%	5/15/19	6,240	7,203
Bank of New York Mellon Corp.	4.600%	1/15/20	5,775	6,398
Bank of New York Mellon Corp.	3.550%	9/23/21	5,325	5,432
Bank of Nova Scotia	2.375%	12/17/13	17,950	18,449
Bank of Nova Scotia	1.850%	1/12/15	17,470	17,871
Bank of Nova Scotia	3.400%	1/22/15	550	583
Bank of Nova Scotia	2.050%	10/7/15	500	514
Bank of Nova Scotia	2.900%	3/29/16	750	784
Bank of Nova Scotia	2.550%	1/12/17	4,935	5,067
Bank of Nova Scotia	4.375%	1/13/21	1,250	1,354
Bank One Capital III	8.750%	9/1/30	2,700	3,735
Bank One Corp.	4.900%	4/30/15	6,075	6,504
Bank One Corp.	7.750%	7/15/25	330	395
Bank One Corp.	7.625%	10/15/26	1,805	2,151
Bank One Corp.	8.000%	4/29/27	2,500	3,099

	Barclays Bank plc	5.200%	7/10/14	30,645	32,464
	Barclays Bank plc	2.750%	2/23/15	9,525	9,594
	Barclays Bank plc	3.900%	4/7/15	750	782
	Barclays Bank plc	5.000%	9/22/16	11,300	12,170
	Barclays Bank plc	6.750%	5/22/19	9,225	10,667
	Barclays Bank plc	5.125%	1/8/20	24,900	26,206
	Barclays Bank plc	5.140%	10/14/20	750	722
	BB&T Capital Trust II	6.750%	6/7/36	8,725	8,747
4	BB&T Capital Trust IV	6.820%	6/12/77	3,875	3,894
	BB&T Corp.	2.050%	4/28/14	11,182	11,394
	BB&T Corp.	5.700%	4/30/14	5,947	6,513
	BB&T Corp.	5.200%	12/23/15	5,212	5,756
	BB&T Corp.	3.200%	3/15/16	5,218	5,485
	BB&T Corp.	3.950%	4/29/16	1,600	1,732
	BB&T Corp.	2.150%	3/22/17	6,075	6,053
	BB&T Corp.	4.900%	6/30/17	525	576
	BB&T Corp.	6.850%	4/30/19	3,754	4,615
	BB&T Corp.	5.250%	11/1/19	5,040	5,541
	BBVA US Senior SAU	3.250%	5/16/14	8,600	8,574
	Bear Stearns Cos. LLC	5.700%	11/15/14	15,590	17,107
	Bear Stearns Cos. LLC	5.300%	10/30/15	6,415	7,069
	Bear Stearns Cos. LLC	5.550%	1/22/17	21,150	23,346
	Bear Stearns Cos. LLC	6.400%	10/2/17	8,230	9,607
	Bear Stearns Cos. LLC	7.250%	2/1/18	11,053	13,363
	Bear Stearns Cos. LLC	4.650%	7/2/18	1,650	1,765
	BNP Paribas SA	3.250%	3/11/15	3,925	3,973
	BNP Paribas SA	3.600%	2/23/16	28,675	28,977
	BNP Paribas SA	5.000%	1/15/21	29,700	29,968
	BNY Mellon NA	4.750%	12/15/14	2,800	3,024
	Branch Banking & Trust Co.	5.625%	9/15/16	5,825	6,592
	Canadian Imperial Bank of Commerce	1.450%	9/13/13	2,650	2,677
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	2,360	2,422
	Capital One Bank USA NA	6.500%	6/13/13	4,550	4,799
	Capital One Bank USA NA	8.800%	7/15/19	14,575	17,847
	Capital One Financial Corp.	7.375%	5/23/14	8,025	8,898
	Capital One Financial Corp.	2.125%	7/15/14	750	754
	Capital One Financial Corp.	5.500%	6/1/15	8,892	9,720
	Capital One Financial Corp.	3.150%	7/15/16	14,150	14,468
	Capital One Financial Corp.	6.150%	9/1/16	6,469	7,144
	Capital One Financial Corp.	5.250%	2/21/17	1,850	1,974
	Capital One Financial Corp.	6.750%	9/15/17	5,950	7,031
	Capital One Financial Corp.	4.750%	7/15/21	7,825	8,232
[4,6] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	14,225	16,115
	Citigroup Inc.	5.300%	10/17/12	29,273	29,913
	Citigroup Inc.	5.500%	4/11/13	43,395	45,033
	Citigroup Inc.	6.500%	8/19/13	17,490	18,513
	Citigroup Inc.	6.000%	12/13/13	16,140	17,061
	Citigroup Inc.	5.125%	5/5/14	7,550	7,928
	Citigroup Inc.	6.375%	8/12/14	9,015	9,770
	Citigroup Inc.	5.000%	9/15/14	35,176	36,379
	Citigroup Inc.	5.500%	10/15/14	16,200	17,373
	Citigroup Inc.	6.010%	1/15/15	10,725	11,637
	Citigroup Inc.	2.650%	3/2/15	1,875	1,871
	Citigroup Inc.	4.750%	5/19/15	1,900	2,000
	Citigroup Inc.	4.700%	5/29/15	3,350	3,547
	Citigroup Inc.	4.587%	12/15/15	2,100	2,208
	Citigroup Inc.	5.300%	1/7/16	19,100	20,545

Citigroup Inc.	3.953%	6/15/16	725	745
Citigroup Inc.	5.850%	8/2/16	550	600
Citigroup Inc.	4.450%	1/10/17	15,275	15,982
Citigroup Inc.	5.500%	2/15/17	8,925	9,351
Citigroup Inc.	6.000%	8/15/17	15,925	17,701
Citigroup Inc.	6.125%	11/21/17	17,375	19,406
Citigroup Inc.	6.125%	5/15/18	21,900	24,352
Citigroup Inc.	8.500%	5/22/19	26,457	32,612
Citigroup Inc.	5.375%	8/9/20	12,350	13,217
Citigroup Inc.	4.500%	1/14/22	24,939	25,089
Citigroup Inc.	6.625%	6/15/32	2,225	2,279
Citigroup Inc.	5.875%	2/22/33	13,700	12,953
Citigroup Inc.	6.000%	10/31/33	10,525	10,060
Citigroup Inc.	5.850%	12/11/34	2,150	2,224
Citigroup Inc.	6.125%	8/25/36	8,175	7,803
Citigroup Inc.	5.875%	5/29/37	12,657	13,054
Citigroup Inc.	6.875%	3/5/38	27,510	31,655
Citigroup Inc.	8.125%	7/15/39	14,440	18,699
Citigroup Inc.	5.875%	1/30/42	3,400	3,510
Comerica Bank	5.750%	11/21/16	10,775	12,107
Comerica Bank	5.200%	8/22/17	4,600	5,040
Comerica Inc.	4.800%	5/1/15	3,225	3,345
Commonwealth Bank of Australia	1.950%	3/16/15	12,625	12,712
Compass Bank	6.400%	10/1/17	1,875	1,938
Compass Bank	5.900%	4/1/26	1,725	1,566
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	4,450	4,483
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	10,850	11,079
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	30,025	31,009
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	20,775	20,118
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	1,450	1,487
Countrywide Financial Corp.	6.250%	5/15/16	1,820	1,895
Credit Suisse	5.000%	5/15/13	30,460	31,620
Credit Suisse	5.500%	5/1/14	10,600	11,386
Credit Suisse	3.500%	3/23/15	25,625	26,654
Credit Suisse	6.000%	2/15/18	8,394	9,064
Credit Suisse	5.300%	8/13/19	15,000	16,481
Credit Suisse	5.400%	1/14/20	16,040	16,603
Credit Suisse	4.375%	8/5/20	23,317	24,230
Credit Suisse USA Inc.	5.500%	8/15/13	6,250	6,565
Credit Suisse USA Inc.	5.125%	1/15/14	2,150	2,280
Credit Suisse USA Inc.	4.875%	1/15/15	7,345	7,955
Credit Suisse USA Inc.	5.125%	8/15/15	24,755	27,125
Credit Suisse USA Inc.	7.125%	7/15/32	11,211	13,561
Deutsche Bank AG	4.875%	5/20/13	24,300	25,200
Deutsche Bank AG	3.875%	8/18/14	750	785
Deutsche Bank AG	3.450%	3/30/15	15,300	15,869
Deutsche Bank AG	3.250%	1/11/16	20,125	20,570
Deutsche Bank AG	6.000%	9/1/17	21,381	24,254
Deutsche Bank Financial LLC	5.375%	3/2/15	3,450	3,564
Discover Bank	8.700%	11/18/19	4,500	5,599
Fifth Third Bancorp	6.250%	5/1/13	5,750	6,050
Fifth Third Bancorp	3.625%	1/25/16	16,000	16,847

Fifth Third Bancorp	5.450%	1/15/17	10,250	11,132
Fifth Third Bancorp	4.500%	6/1/18	1,525	1,604
Fifth Third Bancorp	3.500%	3/15/22	1,825	1,775
Fifth Third Bancorp	8.250%	3/1/38	5,040	6,677
Fifth Third Bank	4.750%	2/1/15	8,825	9,426
First Horizon National Corp.	5.375%	12/15/15	13,850	14,714
First Niagara Financial Group Inc.	6.750%	3/19/20	1,675	1,834
First Niagara Financial Group Inc.	7.250%	12/15/21	725	779
First Tennessee Bank NA	5.050%	1/15/15	4,400	4,502
First Tennessee Bank NA	5.650%	4/1/16	1,690	1,721
FleetBoston Financial Corp.	6.700%	7/15/28	1,900	1,834
Goldman Sachs Capital I	6.345%	2/15/34	16,825	15,942
Goldman Sachs Group Inc.	4.750%	7/15/13	21,645	22,394
Goldman Sachs Group Inc.	5.250%	10/15/13	16,430	17,191
Goldman Sachs Group Inc.	5.150%	1/15/14	13,995	14,720
Goldman Sachs Group Inc.	6.000%	5/1/14	22,525	24,095
Goldman Sachs Group Inc.	5.000%	10/1/14	27,532	29,104
Goldman Sachs Group Inc.	5.125%	1/15/15	17,910	19,081
Goldman Sachs Group Inc.	3.700%	8/1/15	17,600	17,926
Goldman Sachs Group Inc.	5.350%	1/15/16	37,950	40,471
Goldman Sachs Group Inc.	3.625%	2/7/16	16,820	16,817
Goldman Sachs Group Inc.	5.750%	10/1/16	9,475	10,252
Goldman Sachs Group Inc.	5.625%	1/15/17	19,930	21,016
Goldman Sachs Group Inc.	6.250%	9/1/17	27,565	30,246
Goldman Sachs Group Inc.	5.950%	1/18/18	29,325	31,579
Goldman Sachs Group Inc.	6.150%	4/1/18	13,260	14,305
Goldman Sachs Group Inc.	7.500%	2/15/19	5,590	6,375
Goldman Sachs Group Inc.	5.375%	3/15/20	30,190	30,586
Goldman Sachs Group Inc.	6.000%	6/15/20	19,205	20,190
Goldman Sachs Group Inc.	5.250%	7/27/21	6,500	6,419
Goldman Sachs Group Inc.	5.750%	1/24/22	1,350	1,388
Goldman Sachs Group Inc.	5.950%	1/15/27	22,185	21,944
Goldman Sachs Group Inc.	6.125%	2/15/33	18,851	18,622
Goldman Sachs Group Inc.	6.450%	5/1/36	5,535	5,345
Goldman Sachs Group Inc.	6.750%	10/1/37	46,991	45,716
Goldman Sachs Group Inc.	6.250%	2/1/41	15,651	15,425
6 HBOS plc	6.750%	5/21/18	6,075	5,635
HSBC Bank USA NA	4.625%	4/1/14	5,925	6,224
HSBC Bank USA NA	4.875%	8/24/20	15,365	15,740
HSBC Bank USA NA	5.875%	11/1/34	2,700	2,834
HSBC Bank USA NA	5.625%	8/15/35	2,300	2,326
HSBC Holdings plc	5.100%	4/5/21	37,620	40,689
HSBC Holdings plc	4.875%	1/14/22	425	451
HSBC Holdings plc	4.000%	3/30/22	2,225	2,208
HSBC Holdings plc	7.625%	5/17/32	925	1,034
HSBC Holdings plc	7.350%	11/27/32	2,040	2,209
HSBC Holdings plc	6.500%	5/2/36	23,970	26,770
HSBC Holdings plc	6.500%	9/15/37	18,250	20,438
HSBC Holdings plc	6.800%	6/1/38	15,810	18,231
HSBC Holdings plc	6.100%	1/14/42	275	323
HSBC USA Inc.	2.375%	2/13/15	10,600	10,663
HSBC USA Inc.	5.000%	9/27/20	5,625	5,722
Huntington Bancshares Inc.	7.000%	12/15/20	4,200	4,751
JP Morgan Chase Capital XVII	5.850%	8/1/35	675	666
4 JP Morgan Chase Capital XVIII	6.950%	8/1/66	2,025	2,042
4 JP Morgan Chase Capital XX	6.550%	9/15/66	7,335	7,274
4 JP Morgan Chase Capital XXII	6.450%	1/15/87	17,600	17,600

JP Morgan Chase Capital XXV	6.800%	10/1/37	13,075	12,982
JPMorgan Chase & Co.	4.750%	5/1/13	24,160	25,153
JPMorgan Chase & Co.	1.650%	9/30/13	1,430	1,447
JPMorgan Chase & Co.	2.050%	1/24/14	6,195	6,303
JPMorgan Chase & Co.	4.875%	3/15/14	18,100	19,236
JPMorgan Chase & Co.	4.650%	6/1/14	40,791	43,475
JPMorgan Chase & Co.	5.125%	9/15/14	21,412	22,944
JPMorgan Chase & Co.	3.700%	1/20/15	14,850	15,628
JPMorgan Chase & Co.	4.750%	3/1/15	18,150	19,709
JPMorgan Chase & Co.	1.875%	3/20/15	5,575	5,586
JPMorgan Chase & Co.	5.250%	5/1/15	5,575	6,049
JPMorgan Chase & Co.	3.400%	6/24/15	31,975	33,407
JPMorgan Chase & Co.	5.150%	10/1/15	8,190	8,949
JPMorgan Chase & Co.	2.600%	1/15/16	15,375	15,514
JPMorgan Chase & Co.	3.450%	3/1/16	3,425	3,570
JPMorgan Chase & Co.	3.150%	7/5/16	40,450	41,654
JPMorgan Chase & Co.	6.125%	6/27/17	10,700	12,147
JPMorgan Chase & Co.	6.000%	1/15/18	9,610	11,114
JPMorgan Chase & Co.	6.300%	4/23/19	21,200	24,563
JPMorgan Chase & Co.	4.400%	7/22/20	7,275	7,556
JPMorgan Chase & Co.	4.250%	10/15/20	2,640	2,687
JPMorgan Chase & Co.	4.350%	8/15/21	6,350	6,491
JPMorgan Chase & Co.	4.500%	1/24/22	3,350	3,473
JPMorgan Chase & Co.	6.400%	5/15/38	58,019	68,747
JPMorgan Chase & Co.	5.500%	10/15/40	31,050	33,549
JPMorgan Chase & Co.	5.600%	7/15/41	12,250	13,275
JPMorgan Chase & Co.	5.400%	1/6/42	6,525	6,917
JPMorgan Chase Bank NA	5.875%	6/13/16	4,346	4,806
JPMorgan Chase Bank NA	6.000%	7/5/17	825	935
JPMorgan Chase Bank NA	6.000%	10/1/17	65	74
JPMorgan Chase Capital XXVII	7.000%	11/1/39	7,325	7,316
KeyBank NA	5.800%	7/1/14	2,825	3,060
KeyBank NA	4.950%	9/15/15	4,675	4,989
KeyBank NA	5.450%	3/3/16	6,275	6,878
KeyBank NA	6.950%	2/1/28	1,925	2,104
KeyCorp	6.500%	5/14/13	4,625	4,884
KeyCorp	5.100%	3/24/21	775	854
6 Lloyds TSB Bank plc	4.375%	1/12/15	9,640	9,874
Lloyds TSB Bank plc	4.875%	1/21/16	4,825	5,002
6 Lloyds TSB Bank plc	5.800%	1/13/20	9,425	9,696
Lloyds TSB Bank plc	6.375%	1/21/21	33,900	36,380
M&I Marshall & Ilsley Bank	4.850%	6/16/15	1,250	1,335
M&I Marshall & Ilsley Bank	5.000%	1/17/17	150	162
Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,950	6,823
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	450	437
MBNA Corp.	5.000%	6/15/15	4,775	4,966
Mellon Funding Corp.	5.000%	12/1/14	5,975	6,502
Merrill Lynch & Co. Inc.	6.150%	4/25/13	21,250	22,089
Merrill Lynch & Co. Inc.	5.000%	2/3/14	11,550	11,937
Merrill Lynch & Co. Inc.	5.450%	7/15/14	2,450	2,566
Merrill Lynch & Co. Inc.	5.000%	1/15/15	17,779	18,547
Merrill Lynch & Co. Inc.	6.050%	5/16/16	4,700	4,899
Merrill Lynch & Co. Inc.	5.700%	5/2/17	21,625	22,131
Merrill Lynch & Co. Inc.	6.400%	8/28/17	13,950	15,222
Merrill Lynch & Co. Inc.	6.875%	4/25/18	42,021	46,653
Merrill Lynch & Co. Inc.	6.500%	7/15/18	3,325	3,585
Merrill Lynch & Co. Inc.	6.875%	11/15/18	600	667

Merrill Lynch & Co. Inc.	6.220%	9/15/26	6,100	6,186
Merrill Lynch & Co. Inc.	6.110%	1/29/37	1,475	1,396
Merrill Lynch & Co. Inc.	7.750%	5/14/38	24,108	26,386
Morgan Stanley	6.750%	10/15/13	600	634
Morgan Stanley	2.875%	1/24/14	11,925	11,880
Morgan Stanley	4.750%	4/1/14	28,017	28,416
Morgan Stanley	6.000%	5/13/14	21,485	22,509
Morgan Stanley	2.875%	7/28/14	3,825	3,806
Morgan Stanley	4.200%	11/20/14	15,675	15,811
Morgan Stanley	4.100%	1/26/15	13,425	13,457
Morgan Stanley	6.000%	4/28/15	26,160	27,379
Morgan Stanley	4.000%	7/24/15	3,750	3,742
Morgan Stanley	5.375%	10/15/15	6,400	6,611
Morgan Stanley	3.450%	11/2/15	9,325	9,122
Morgan Stanley	3.800%	4/29/16	875	852
Morgan Stanley	5.750%	10/18/16	17,175	17,905
Morgan Stanley	5.450%	1/9/17	14,785	15,139
Morgan Stanley	4.750%	3/22/17	12,925	12,897
Morgan Stanley	5.550%	4/27/17	3,305	3,400
Morgan Stanley	6.250%	8/28/17	560	588
Morgan Stanley	5.950%	12/28/17	17,475	18,056
Morgan Stanley	6.625%	4/1/18	34,285	36,091
Morgan Stanley	7.300%	5/13/19	12,510	13,460
Morgan Stanley	5.625%	9/23/19	47,150	46,483
Morgan Stanley	5.500%	7/24/20	150	147
Morgan Stanley	5.750%	1/25/21	14,375	14,110
Morgan Stanley	5.500%	7/28/21	8,050	7,837
Morgan Stanley	6.250%	8/9/26	14,825	14,739
Morgan Stanley	7.250%	4/1/32	17,277	18,901
National Australia Bank	2.000%	3/9/15	7,325	7,319
National Australia Bank	2.750%	3/9/17	7,325	7,272
National City Bank	4.625%	5/1/13	2,500	2,595
National City Corp.	4.900%	1/15/15	1,425	1,560
National City Corp.	6.875%	5/15/19	1,125	1,308
Northern Trust Co.	6.500%	8/15/18	1,125	1,376
Northern Trust Corp.	5.500%	8/15/13	1,350	1,437
Northern Trust Corp.	4.625%	5/1/14	4,200	4,511
Northern Trust Corp.	3.450%	11/4/20	750	770
Northern Trust Corp.	3.375%	8/23/21	1,575	1,603
Paribas	6.950%	7/22/13	900	935
PNC Bank NA	4.875%	9/21/17	8,425	9,163
PNC Bank NA	6.000%	12/7/17	1,100	1,258
PNC Funding Corp.	3.000%	5/19/14	750	778
PNC Funding Corp.	3.625%	2/8/15	18,381	19,566
PNC Funding Corp.	4.250%	9/21/15	4,750	5,169
PNC Funding Corp.	5.250%	11/15/15	8,605	9,553
PNC Funding Corp.	2.700%	9/19/16	2,150	2,218
PNC Funding Corp.	5.625%	2/1/17	975	1,090
PNC Funding Corp.	6.700%	6/10/19	7,134	8,673
PNC Funding Corp.	5.125%	2/8/20	17,875	20,216
PNC Funding Corp.	4.375%	8/11/20	10,125	10,974
PNC Funding Corp.	3.300%	3/8/22	10,525	10,348
Royal Bank of Canada	2.100%	7/29/13	15,400	15,703
Royal Bank of Canada	1.450%	10/30/14	4,075	4,124
Royal Bank of Canada	2.625%	12/15/15	5,400	5,646
Royal Bank of Canada	2.875%	4/19/16	8,300	8,673
Royal Bank of Canada	2.300%	7/20/16	19,050	19,514

Royal Bank of Scotland Group plc	6.400%	10/21/19	25,065	26,330
Royal Bank Of Scotland NV	4.650%	6/4/18	225	220
Royal Bank of Scotland plc	3.400%	8/23/13	9,950	10,078
Royal Bank of Scotland plc	3.250%	1/11/14	9,550	9,690
6 Royal Bank of Scotland plc	4.875%	8/25/14	1,700	1,765
Royal Bank of Scotland plc	4.875%	3/16/15	6,200	6,427
Royal Bank of Scotland plc	3.950%	9/21/15	1,440	1,456
Royal Bank of Scotland plc	4.375%	3/16/16	5,850	5,998
Royal Bank of Scotland plc	5.625%	8/24/20	13,825	14,342
Royal Bank of Scotland plc	6.125%	1/11/21	19,075	20,412
Santander Holdings USA Inc.	4.625%	4/19/16	9,075	9,190
Santander UK plc	7.950%	10/26/29	4,500	4,590
SouthTrust Corp.	5.800%	6/15/14	2,550	2,755
Sovereign Bank	8.750%	5/30/18	1,595	1,867
State Street Bank and Trust Co.	5.300%	1/15/16	2,800	3,107
State Street Corp.	4.300%	5/30/14	3,900	4,174
State Street Corp.	2.875%	3/7/16	23,100	24,091
State Street Corp.	4.956%	3/15/18	3,875	4,053
State Street Corp.	4.375%	3/7/21	400	439
SunTrust Bank	5.000%	9/1/15	39	41
SunTrust Bank	7.250%	3/15/18	1,000	1,143
SunTrust Banks Inc.	3.600%	4/15/16	9,450	9,756
SunTrust Banks Inc.	3.500%	1/20/17	9,865	10,011
SunTrust Banks Inc.	6.000%	9/11/17	2,508	2,786
Svenska Handelsbanken AB	2.875%	4/4/17	9,900	9,895
Toronto-Dominion Bank	1.375%	7/14/14	3,500	3,561
Toronto-Dominion Bank	2.500%	7/14/16	5,240	5,404
Toronto-Dominion Bank	2.375%	10/19/16	9,900	10,139
UBS AG	2.250%	8/12/13	20,350	20,472
UBS AG	2.250%	1/28/14	150	150
UBS AG	3.875%	1/15/15	990	1,030
UBS AG	7.000%	10/15/15	2,500	2,701
UBS AG	5.875%	7/15/16	6,025	6,354
UBS AG	7.375%	6/15/17	12,924	14,388
UBS AG	5.875%	12/20/17	29,199	32,331
UBS AG	5.750%	4/25/18	10,642	11,624
UBS AG	4.875%	8/4/20	28,035	29,031
4 UBS Preferred Funding Trust V	6.243%	5/29/49	750	720
UFJ Finance Aruba AEC	6.750%	7/15/13	21,290	22,646
Union Bank NA	5.950%	5/11/16	3,875	4,149
Union Bank NA	3.000%	6/6/16	1,300	1,344
UnionBanCal Corp.	5.250%	12/16/13	2,105	2,221
US Bancorp	2.000%	6/14/13	15,625	15,887
US Bancorp	4.200%	5/15/14	1,475	1,576
US Bancorp	3.150%	3/4/15	1,450	1,530
US Bancorp	2.450%	7/27/15	650	673
US Bancorp	3.442%	2/1/16	18,400	18,941
US Bancorp	2.200%	11/15/16	11,350	11,571
US Bancorp	4.125%	5/24/21	19,625	21,115
US Bancorp	3.000%	3/15/22	1,825	1,797
US Bank NA	6.300%	2/4/14	8,750	9,577
US Bank NA	4.950%	10/30/14	12,771	13,964
USB Capital XIII Trust	6.625%	12/15/39	875	877
Wachovia Bank NA	4.800%	11/1/14	1,400	1,502
Wachovia Bank NA	4.875%	2/1/15	15,250	16,427
Wachovia Bank NA	5.000%	8/15/15	960	1,043
Wachovia Bank NA	6.000%	11/15/17	8,775	10,067

Wachovia Bank NA	5.850%	2/1/37	16,225	17,544
Wachovia Bank NA	6.600%	1/15/38	14,235	16,821
Wachovia Corp.	5.500%	5/1/13	7,125	7,475
Wachovia Corp.	4.875%	2/15/14	10,990	11,613
Wachovia Corp.	5.250%	8/1/14	7,212	7,764
Wachovia Corp.	5.625%	10/15/16	13,065	14,549
Wachovia Corp.	5.750%	6/15/17	28,025	32,410
Wachovia Corp.	5.750%	2/1/18	1,575	1,821
Wachovia Corp.	6.605%	10/1/25	175	197
Wachovia Corp.	7.500%	4/15/35	925	1,096
Wachovia Corp.	5.500%	8/1/35	4,185	4,257
Wachovia Corp.	6.550%	10/15/35	625	688
Wells Fargo & Co.	4.950%	10/16/13	4,575	4,825
Wells Fargo & Co.	4.625%	4/15/14	250	266
Wells Fargo & Co.	3.750%	10/1/14	500	529
Wells Fargo & Co.	5.000%	11/15/14	171	183
Wells Fargo & Co.	1.250%	2/13/15	24,500	24,391
Wells Fargo & Co.	3.625%	4/15/15	7,720	8,219
Wells Fargo & Co.	3.676%	6/15/16	37,125	39,775
Wells Fargo & Co.	2.625%	12/15/16	34,600	35,363
Wells Fargo & Co.	5.625%	12/11/17	26,350	30,584
Wells Fargo & Co.	4.600%	4/1/21	19,125	20,369
Wells Fargo & Co.	3.500%	3/8/22	825	809
Wells Fargo & Co.	5.375%	2/7/35	4,250	4,569
Wells Fargo Bank NA	4.750%	2/9/15	14,125	15,191
Wells Fargo Bank NA	5.750%	5/16/16	7,900	8,791
Wells Fargo Bank NA	5.950%	8/26/36	12,625	13,724
4 Wells Fargo Capital X	5.950%	12/1/86	3,425	3,442
Westpac Banking Corp.	2.100%	8/2/13	5,175	5,240
Westpac Banking Corp.	1.850%	12/9/13	17,175	17,346
Westpac Banking Corp.	4.200%	2/27/15	15,075	16,159
Westpac Banking Corp.	3.000%	8/4/15	17,350	17,958
Westpac Banking Corp.	4.875%	11/19/19	12,100	13,035
Zions Bancorporation	4.500%	3/27/17	825	817

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	7,850	8,856
Ameriprise Financial Inc.	7.300%	6/28/19	3,547	4,295
Ameriprise Financial Inc.	5.300%	3/15/20	4,617	5,015
4 Ameriprise Financial Inc.	7.518%	6/1/66	575	618
BlackRock Inc.	3.500%	12/10/14	4,275	4,575
BlackRock Inc.	6.250%	9/15/17	3,375	4,068
BlackRock Inc.	5.000%	12/10/19	8,098	9,219
BlackRock Inc.	4.250%	5/24/21	2,115	2,276
Charles Schwab Corp.	4.950%	6/1/14	9,450	10,222
Charles Schwab Corp.	4.450%	7/22/20	4,550	4,951
6 FMR LLC	7.490%	6/15/19	800	929
Franklin Resources Inc.	2.000%	5/20/13	6,825	6,928
Franklin Resources Inc.	3.125%	5/20/15	3,700	3,868
Franklin Resources Inc.	4.625%	5/20/20	1,950	2,131
GFI Group Inc.	8.375%	7/19/18	1,900	1,815
Jefferies Group Inc.	5.125%	4/13/18	6,205	6,019
Jefferies Group Inc.	8.500%	7/15/19	8,677	9,631
Jefferies Group Inc.	6.875%	4/15/21	3,400	3,417
Jefferies Group Inc.	6.450%	6/8/27	2,285	2,251
Jefferies Group Inc.	6.250%	1/15/36	7,350	6,689
Lazard Group LLC	7.125%	5/15/15	2,150	2,328

Lazard Group LLC	6.850%	6/15/17	7,425	8,146
Nomura Holdings Inc.	5.000%	3/4/15	6,825	7,095
Nomura Holdings Inc.	6.700%	3/4/20	9,550	10,327
Raymond James Financial Inc.	4.250%	4/15/16	1,975	2,039
TD Ameritrade Holding Corp.	4.150%	12/1/14	2,725	2,909
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,425	2,665

Finance Companies (0.7%)
Block Financial LLC	5.125%	10/30/14	8,610	8,908
Discover Financial Services	6.450%	6/12/17	1,825	2,035
Discover Financial Services	10.250%	7/15/19	917	1,197
4 GE Capital Trust I	6.375%	11/15/67	10,600	10,746
General Electric Capital Corp.	5.250%	10/19/12	39,115	40,105
General Electric Capital Corp.	4.800%	5/1/13	24,125	25,164
General Electric Capital Corp.	2.100%	1/7/14	6,050	6,176
General Electric Capital Corp.	5.900%	5/13/14	4,850	5,329
General Electric Capital Corp.	5.500%	6/4/14	14,400	15,721
General Electric Capital Corp.	5.650%	6/9/14	9,000	9,847
General Electric Capital Corp.	3.750%	11/14/14	28,250	29,985
General Electric Capital Corp.	3.500%	6/29/15	2,500	2,661
General Electric Capital Corp.	4.375%	9/21/15	6,900	7,565
General Electric Capital Corp.	2.250%	11/9/15	7,089	7,282
General Electric Capital Corp.	2.950%	5/9/16	35,656	37,299
General Electric Capital Corp.	3.350%	10/17/16	1,450	1,536
General Electric Capital Corp.	5.400%	2/15/17	28,350	32,331
General Electric Capital Corp.	5.625%	9/15/17	20,988	24,333
General Electric Capital Corp.	5.625%	5/1/18	30,289	35,077
General Electric Capital Corp.	6.000%	8/7/19	11,650	13,602
General Electric Capital Corp.	5.500%	1/8/20	4,600	5,223
General Electric Capital Corp.	5.550%	5/4/20	8,550	9,793
General Electric Capital Corp.	4.625%	1/7/21	21,350	22,846
General Electric Capital Corp.	5.300%	2/11/21	5,925	6,411
General Electric Capital Corp.	4.650%	10/17/21	13,923	14,803
General Electric Capital Corp.	6.750%	3/15/32	40,731	48,685
General Electric Capital Corp.	6.150%	8/7/37	30,500	34,509
General Electric Capital Corp.	5.875%	1/14/38	40,975	44,817
General Electric Capital Corp.	6.875%	1/10/39	33,250	40,916
4 General Electric Capital Corp.	6.375%	11/15/67	12,930	13,108
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	2,125	1,982
HSBC Finance Corp.	4.750%	7/15/13	24,875	25,710
HSBC Finance Corp.	5.250%	1/15/14	5,725	6,028
HSBC Finance Corp.	5.000%	6/30/15	15,200	16,224
HSBC Finance Corp.	5.500%	1/19/16	1,721	1,863
HSBC Finance Corp.	6.676%	1/15/21	36,424	38,846
6 International Lease Finance Corp.	6.500%	9/1/14	170	178
6 International Lease Finance Corp.	6.750%	9/1/16	830	894
SLM Corp.	5.000%	10/1/13	4,485	4,597
SLM Corp.	5.375%	5/15/14	2,515	2,612
SLM Corp.	5.050%	11/14/14	2,335	2,404
SLM Corp.	5.000%	4/15/15	1,255	1,292
SLM Corp.	6.250%	1/25/16	27,378	28,454
SLM Corp.	6.000%	1/25/17	5,500	5,704
SLM Corp.	8.450%	6/15/18	17,500	19,585
SLM Corp.	8.000%	3/25/20	6,710	7,246
SLM Corp.	7.250%	1/25/22	2,225	2,300
SLM Corp.	5.625%	8/1/33	7,865	6,684

Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	2,035	2,717
ACE INA Holdings Inc.	5.875%	6/15/14	900	993
ACE INA Holdings Inc.	5.600%	5/15/15	6,175	6,967
ACE INA Holdings Inc.	2.600%	11/23/15	6,510	6,772
ACE INA Holdings Inc.	5.700%	2/15/17	2,930	3,433
ACE INA Holdings Inc.	5.800%	3/15/18	1,256	1,504
ACE INA Holdings Inc.	5.900%	6/15/19	2,575	3,070
ACE INA Holdings Inc.	6.700%	5/15/36	750	978
AEGON Funding Co. LLC	5.750%	12/15/20	14,825	15,685
Aegon NV	4.750%	6/1/13	1,900	1,963
Aetna Inc.	6.000%	6/15/16	10,650	12,273
Aetna Inc.	6.500%	9/15/18	2,175	2,667
Aetna Inc.	4.125%	6/1/21	350	373
Aetna Inc.	6.625%	6/15/36	8,900	11,048
Aetna Inc.	6.750%	12/15/37	6,055	7,672
Aflac Inc.	2.650%	2/15/17	7,520	7,603
Aflac Inc.	8.500%	5/15/19	950	1,235
Aflac Inc.	4.000%	2/15/22	3,525	3,547
Aflac Inc.	6.900%	12/17/39	825	974
Aflac Inc.	6.450%	8/15/40	4,950	5,499
Alleghany Corp.	5.625%	9/15/20	1,700	1,776
Allied World Assurance Co. Ltd.	7.500%	8/1/16	15,503	17,656
Allstate Corp.	5.000%	8/15/14	6,325	6,884
Allstate Corp.	6.125%	12/15/32	2,450	2,803
Allstate Corp.	5.350%	6/1/33	895	956
Allstate Corp.	5.550%	5/9/35	2,956	3,220
Allstate Corp.	5.200%	1/15/42	4,525	4,722
4 Allstate Corp.	6.500%	5/15/57	4,475	4,408
4 Allstate Corp.	6.125%	5/15/67	2,831	2,767
Allstate Life Global Funding Trusts	5.375%	4/30/13	18,900	19,849
Alterra Finance LLC	6.250%	9/30/20	2,000	2,105
American Financial Group Inc.	9.875%	6/15/19	8,114	10,078
American International Group Inc.	4.250%	5/15/13	18,551	18,977
American International Group Inc.	4.250%	9/15/14	5,500	5,707
American International Group Inc.	5.050%	10/1/15	3,200	3,410
American International Group Inc.	4.875%	9/15/16	7,875	8,341
American International Group Inc.	5.600%	10/18/16	6,300	6,829
American International Group Inc.	5.450%	5/18/17	7,425	7,980
American International Group Inc.	5.850%	1/16/18	23,727	25,795
American International Group Inc.	8.250%	8/15/18	3,325	3,982
American International Group Inc.	6.400%	12/15/20	19,515	22,126
American International Group Inc.	6.250%	5/1/36	13,860	15,025
American International Group Inc.	6.250%	3/15/37	4,660	4,171
6 American International Group Inc.	6.820%	11/15/37	955	1,036
4 American International Group Inc.	8.175%	5/15/68	26,400	27,984
Aon Corp.	3.500%	9/30/15	5,680	5,946
Aon Corp.	5.000%	9/30/20	13,210	14,531
Aon Corp.	8.205%	1/1/27	825	961
Aon Corp.	6.250%	9/30/40	3,550	4,276
Arch Capital Group Ltd.	7.350%	5/1/34	4,335	5,057
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	2,075	2,187
Assurant Inc.	5.625%	2/15/14	3,225	3,389
Assurant Inc.	6.750%	2/15/34	5,965	6,238
AXA SA	8.600%	12/15/30	14,882	16,259
Axis Capital Holdings Ltd.	5.750%	12/1/14	2,150	2,302
Axis Specialty Finance LLC	5.875%	6/1/20	21,650	23,097

Berkshire Hathaway Finance Corp.	4.600%	5/15/13	14,658	15,308
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	18,025	19,063
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	9,780	10,842
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	19,450	22,957
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	5,615	6,563
Berkshire Hathaway Inc.	3.200%	2/11/15	12,370	13,130
Berkshire Hathaway Inc.	2.200%	8/15/16	11,625	12,003
Berkshire Hathaway Inc.	3.750%	8/15/21	250	259
Berkshire Hathaway Inc.	3.400%	1/31/22	825	834
Chubb Corp.	5.200%	4/1/13	1,575	1,647
Chubb Corp.	5.750%	5/15/18	6,050	7,319
Chubb Corp.	6.000%	5/11/37	5,945	7,268
Chubb Corp.	6.500%	5/15/38	1,900	2,435
4 Chubb Corp.	6.375%	3/29/67	11,075	11,435
Cigna Corp.	2.750%	11/15/16	3,250	3,288
Cigna Corp.	5.125%	6/15/20	2,075	2,279
Cigna Corp.	4.375%	12/15/20	3,550	3,707
Cigna Corp.	4.500%	3/15/21	875	923
Cigna Corp.	4.000%	2/15/22	3,050	3,107
Cigna Corp.	7.875%	5/15/27	1,025	1,288
Cigna Corp.	6.150%	11/15/36	13,125	14,534
Cigna Corp.	5.875%	3/15/41	2,200	2,400
Cigna Corp.	5.375%	2/15/42	7,575	7,752
Cincinnati Financial Corp.	6.920%	5/15/28	3,575	3,967
Cincinnati Financial Corp.	6.125%	11/1/34	2,010	2,064
CNA Financial Corp.	5.850%	12/15/14	4,038	4,350
CNA Financial Corp.	6.500%	8/15/16	8,625	9,645
CNA Financial Corp.	7.350%	11/15/19	8,800	10,264
CNA Financial Corp.	5.875%	8/15/20	2,775	2,984
CNA Financial Corp.	5.750%	8/15/21	600	642
Coventry Health Care Inc.	6.300%	8/15/14	9,515	10,432
Coventry Health Care Inc.	5.950%	3/15/17	2,000	2,267
Coventry Health Care Inc.	5.450%	6/15/21	3,150	3,460
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	6,875	7,069
Genworth Financial Inc.	5.750%	6/15/14	2,496	2,590
Genworth Financial Inc.	4.950%	10/1/15	950	967
Genworth Financial Inc.	8.625%	12/15/16	9,150	10,248
Genworth Financial Inc.	7.700%	6/15/20	1,150	1,194
Genworth Financial Inc.	7.200%	2/15/21	4,100	4,161
Genworth Financial Inc.	7.625%	9/24/21	3,650	3,767
Genworth Financial Inc.	6.500%	6/15/34	5,775	5,364
Hartford Financial Services Group Inc.	4.625%	7/15/13	4,125	4,251
Hartford Financial Services Group Inc.	5.500%	10/15/16	3,075	3,304
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,600	2,777
Hartford Financial Services Group Inc.	6.300%	3/15/18	2,900	3,178
Hartford Financial Services Group Inc.	6.000%	1/15/19	2,175	2,367
Hartford Financial Services Group Inc.	5.950%	10/15/36	2,200	2,102
Hartford Financial Services Group Inc.	6.100%	10/1/41	3,875	3,792
HCC Insurance Holdings Inc.	6.300%	11/15/19	4,250	4,689
Humana Inc.	6.450%	6/1/16	175	199
Humana Inc.	7.200%	6/15/18	6,375	7,620
Humana Inc.	6.300%	8/1/18	200	230
Jefferson-Pilot Corp.	4.750%	1/30/14	1,600	1,663
Lincoln National Corp.	4.300%	6/15/15	250	266
Lincoln National Corp.	8.750%	7/1/19	127	161
Lincoln National Corp.	4.200%	3/15/22	2,650	2,656
Lincoln National Corp.	6.150%	4/7/36	6,950	7,348

Lincoln National Corp.	7.000%	6/15/40	8,425	9,807
4 Lincoln National Corp.	7.000%	5/17/66	15,950	15,432
4 Lincoln National Corp.	6.050%	4/20/67	1,700	1,581
Loews Corp.	5.250%	3/15/16	3,200	3,542
Loews Corp.	6.000%	2/1/35	625	682
Manulife Financial Corp.	3.400%	9/17/15	10,500	10,878
Manulife Financial Corp.	4.900%	9/17/20	14,550	15,036
Markel Corp.	7.125%	9/30/19	6,625	7,446
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	9,203	10,312
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	450	443
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	8,150	10,737
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	1,720	1,871
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	7,075	7,773
MetLife Inc.	5.000%	11/24/13	4,425	4,712
MetLife Inc.	2.375%	2/6/14	9,725	9,970
MetLife Inc.	5.000%	6/15/15	4,276	4,740
MetLife Inc.	6.750%	6/1/16	3,900	4,631
MetLife Inc.	7.717%	2/15/19	1,495	1,880
MetLife Inc.	4.750%	2/8/21	4,040	4,430
MetLife Inc.	6.500%	12/15/32	2,700	3,355
MetLife Inc.	6.375%	6/15/34	2,375	2,935
MetLife Inc.	5.700%	6/15/35	725	843
MetLife Inc.	5.875%	2/6/41	10,890	12,978
4 MetLife Inc.	6.400%	12/15/66	19,317	18,979
4 MetLife Inc.	10.750%	8/1/69	760	1,049
6 Metropolitan Life Global Funding I	5.125%	6/10/14	3,475	3,756
4 Nationwide Financial Services Inc.	6.750%	5/15/67	350	327
OneBeacon US Holdings Inc.	5.875%	5/15/13	565	582
PartnerRe Finance B LLC	5.500%	6/1/20	12,484	12,921
Principal Financial Group Inc.	7.875%	5/15/14	650	726
Principal Financial Group Inc.	8.875%	5/15/19	4	5
Principal Financial Group Inc.	6.050%	10/15/36	3,275	3,421
Principal Life Income Funding Trusts	5.300%	4/24/13	5,575	5,838
Principal Life Income Funding Trusts	5.100%	4/15/14	4,925	5,242
Progressive Corp.	3.750%	8/23/21	7,450	7,897
Progressive Corp.	6.625%	3/1/29	4,700	5,595
Progressive Corp.	6.250%	12/1/32	25	30
4 Progressive Corp.	6.700%	6/15/67	7,200	7,542
Protective Life Corp.	7.375%	10/15/19	5,995	6,672
Protective Life Corp.	8.450%	10/15/39	5,100	5,921
Prudential Financial Inc.	4.500%	7/15/13	6,225	6,473
Prudential Financial Inc.	4.750%	4/1/14	1,875	1,987
Prudential Financial Inc.	5.100%	9/20/14	10,991	11,874
Prudential Financial Inc.	3.875%	1/14/15	11,250	11,861
Prudential Financial Inc.	6.200%	1/15/15	5,150	5,701
Prudential Financial Inc.	4.750%	9/17/15	2,825	3,071
Prudential Financial Inc.	5.500%	3/15/16	675	753
Prudential Financial Inc.	6.000%	12/1/17	2,800	3,253
Prudential Financial Inc.	5.375%	6/21/20	2,475	2,762
Prudential Financial Inc.	5.750%	7/15/33	900	928
Prudential Financial Inc.	5.400%	6/13/35	9,035	9,083
Prudential Financial Inc.	5.900%	3/17/36	9,737	10,511
Prudential Financial Inc.	5.700%	12/14/36	10,525	11,161
Prudential Financial Inc.	6.625%	6/21/40	5,325	6,170
4 Prudential Financial Inc.	8.875%	6/15/68	750	879
4 Reinsurance Group of America Inc.	6.750%	12/15/65	6,950	6,394
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	975	1,085

Swiss Re Solutions Holding Corp.	7.000%	2/15/26	3,450	3,958
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	10,815	12,747
Torchmark Corp.	6.375%	6/15/16	3,500	3,882
Transatlantic Holdings Inc.	8.000%	11/30/39	14,470	16,502
Travelers Cos. Inc.	5.500%	12/1/15	1,025	1,160
Travelers Cos. Inc.	6.250%	6/20/16	2,625	3,082
Travelers Cos. Inc.	5.750%	12/15/17	3,825	4,571
Travelers Cos. Inc.	5.800%	5/15/18	150	181
Travelers Cos. Inc.	5.900%	6/2/19	11,500	13,905
Travelers Cos. Inc.	3.900%	11/1/20	550	592
Travelers Cos. Inc.	6.250%	6/15/37	15,725	19,410
Travelers Cos. Inc.	5.350%	11/1/40	2,370	2,709
Travelers Property Casualty Corp.	6.375%	3/15/33	325	404
UnitedHealth Group Inc.	4.875%	4/1/13	2,850	2,973
UnitedHealth Group Inc.	4.875%	3/15/15	17,006	18,848
UnitedHealth Group Inc.	5.375%	3/15/16	200	230
UnitedHealth Group Inc.	6.000%	6/15/17	7,500	8,966
UnitedHealth Group Inc.	6.000%	2/15/18	19,655	23,768
UnitedHealth Group Inc.	3.875%	10/15/20	170	180
UnitedHealth Group Inc.	4.700%	2/15/21	675	757
UnitedHealth Group Inc.	2.875%	3/15/22	1,000	973
UnitedHealth Group Inc.	5.800%	3/15/36	2,575	2,955
UnitedHealth Group Inc.	6.500%	6/15/37	1,350	1,672
UnitedHealth Group Inc.	6.625%	11/15/37	4,025	5,116
UnitedHealth Group Inc.	6.875%	2/15/38	4,605	5,996
UnitedHealth Group Inc.	5.700%	10/15/40	170	197
UnitedHealth Group Inc.	4.625%	11/15/41	4,425	4,408
UnitedHealth Group Inc.	4.375%	3/15/42	225	216
Unum Group	7.125%	9/30/16	3,425	3,921
Unum Group	5.625%	9/15/20	2,200	2,321
Validus Holdings Ltd.	8.875%	1/26/40	3,800	4,189
WellPoint Inc.	6.000%	2/15/14	2,225	2,423
WellPoint Inc.	5.000%	12/15/14	3,525	3,865
WellPoint Inc.	5.250%	1/15/16	10,611	11,869
WellPoint Inc.	5.875%	6/15/17	375	439
WellPoint Inc.	7.000%	2/15/19	860	1,068
WellPoint Inc.	4.350%	8/15/20	2,600	2,823
WellPoint Inc.	3.700%	8/15/21	650	673
WellPoint Inc.	5.950%	12/15/34	7,775	9,051
WellPoint Inc.	5.850%	1/15/36	6,660	7,687
WellPoint Inc.	6.375%	6/15/37	1,530	1,865
Willis Group Holdings plc	5.750%	3/15/21	4,051	4,331
Willis North America Inc.	5.625%	7/15/15	3,825	4,135
Willis North America Inc.	6.200%	3/28/17	2,495	2,791
Willis North America Inc.	7.000%	9/29/19	20,300	23,464
WR Berkley Corp.	5.375%	9/15/20	950	1,000
XL Group plc	5.250%	9/15/14	5,625	5,942
XL Group plc	6.375%	11/15/24	525	568
XL Group plc	6.250%	5/15/27	8,025	8,245
XLIT Ltd.	5.750%	10/1/21	4,845	5,300

Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	8,450	8,961
CME Group Inc.	5.750%	2/15/14	3,225	3,515
NASDAQ OMX Group Inc.	4.000%	1/15/15	3,275	3,401
NASDAQ OMX Group Inc.	5.550%	1/15/20	7,700	7,874
NYSE Euronext	4.800%	6/28/13	4,435	4,644

ORIX Corp.	4.710%	4/27/15	1,969	2,064
ORIX Corp.	5.000%	1/12/16	4,835	5,100
ORIX Corp.	3.750%	3/9/17	7,900	7,699
XTRA Finance Corp.	5.150%	4/1/17	12,925	14,408

Real Estate Investment Trusts (0.4%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	5,025	4,957
Arden Realty LP	5.250%	3/1/15	925	996
AvalonBay Communities Inc.	5.750%	9/15/16	825	940
Boston Properties LP	5.625%	4/15/15	5,175	5,752
Boston Properties LP	5.625%	11/15/20	8,925	10,125
Boston Properties LP	4.125%	5/15/21	805	827
Brandywine Operating Partnership LP	5.400%	11/1/14	1,000	1,064
Brandywine Operating Partnership LP	7.500%	5/15/15	3,950	4,386
Brandywine Operating Partnership LP	6.000%	4/1/16	6,390	6,807
Brandywine Operating Partnership LP	5.700%	5/1/17	6,830	7,220
Brandywine Operating Partnership LP	4.950%	4/15/18	8,325	8,464
Camden Property Trust	5.700%	5/15/17	5,025	5,621
CommonWealth REIT	6.250%	8/15/16	1,425	1,507
CommonWealth REIT	6.250%	6/15/17	5,075	5,405
CommonWealth REIT	5.875%	9/15/20	3,200	3,265
Digital Realty Trust LP	4.500%	7/15/15	2,400	2,515
Digital Realty Trust LP	5.875%	2/1/20	2,000	2,147
Digital Realty Trust LP	5.250%	3/15/21	12,345	12,689
Duke Realty LP	6.250%	5/15/13	800	840
Duke Realty LP	7.375%	2/15/15	8,425	9,464
Duke Realty LP	5.950%	2/15/17	5,400	6,007
Duke Realty LP	8.250%	8/15/19	3,600	4,443
Duke Realty LP	6.750%	3/15/20	1,025	1,198
ERP Operating LP	5.250%	9/15/14	1,700	1,833
ERP Operating LP	5.125%	3/15/16	825	907
ERP Operating LP	5.375%	8/1/16	3,125	3,467
ERP Operating LP	5.750%	6/15/17	1,250	1,424
ERP Operating LP	4.750%	7/15/20	1,350	1,438
ERP Operating LP	4.625%	12/15/21	8,030	8,442
HCP Inc.	5.650%	12/15/13	9,655	10,235
HCP Inc.	2.700%	2/1/14	650	659
HCP Inc.	3.750%	2/1/16	17,500	18,048
HCP Inc.	6.300%	9/15/16	9,415	10,579
HCP Inc.	6.000%	1/30/17	3,175	3,529
HCP Inc.	5.625%	5/1/17	100	110
HCP Inc.	6.700%	1/30/18	1,200	1,388
HCP Inc.	3.750%	2/1/19	4,525	4,505
HCP Inc.	5.375%	2/1/21	300	322
HCP Inc.	6.750%	2/1/41	500	591
Health Care REIT Inc.	6.000%	11/15/13	2,175	2,303
Health Care REIT Inc.	3.625%	3/15/16	2,150	2,180
Health Care REIT Inc.	6.200%	6/1/16	9,300	10,230
Health Care REIT Inc.	4.700%	9/15/17	25	26
Health Care REIT Inc.	4.125%	4/1/19	3,475	3,453
Health Care REIT Inc.	4.950%	1/15/21	2,335	2,393
Health Care REIT Inc.	5.250%	1/15/22	5,925	6,187
Health Care REIT Inc.	6.500%	3/15/41	3,400	3,555
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,525	1,589
Healthcare Realty Trust Inc.	6.500%	1/17/17	2,800	3,076
Healthcare Realty Trust Inc.	5.750%	1/15/21	2,750	2,816
Hospitality Properties Trust	7.875%	8/15/14	3,550	3,887

Hospitality Properties Trust	5.125%	2/15/15	5,170	5,373
Kilroy Realty LP	5.000%	11/3/15	3,950	4,208
Kilroy Realty LP	4.800%	7/15/18	11,075	11,519
Kimco Realty Corp.	5.783%	3/15/16	1,075	1,181
Kimco Realty Corp.	5.700%	5/1/17	5,625	6,221
Kimco Realty Corp.	6.875%	10/1/19	6,650	7,773
Liberty Property LP	5.125%	3/2/15	8,400	8,987
Liberty Property LP	5.500%	12/15/16	1,975	2,173
Liberty Property LP	6.625%	10/1/17	2,750	3,178
Liberty Property LP	4.750%	10/1/20	225	231
Mack-Cali Realty LP	7.750%	8/15/19	4,625	5,609
National Retail Properties Inc.	6.875%	10/15/17	10,350	11,858
ProLogis LP	7.625%	8/15/14	600	671
ProLogis LP	4.500%	8/15/17	2,600	2,693
ProLogis LP	7.375%	10/30/19	5,100	5,971
ProLogis LP	6.625%	12/1/19	1,750	1,961
ProLogis LP	6.875%	3/15/20	7,175	8,266
Realty Income Corp.	5.950%	9/15/16	150	167
Realty Income Corp.	6.750%	8/15/19	8,210	9,500
Realty Income Corp.	5.750%	1/15/21	5,175	5,670
Realty Income Corp.	5.875%	3/15/35	6,660	6,715
Regency Centers LP	5.250%	8/1/15	2,925	3,144
Senior Housing Properties Trust	4.300%	1/15/16	2,175	2,167
Simon Property Group LP	6.750%	5/15/14	11,480	12,601
Simon Property Group LP	4.200%	2/1/15	2,225	2,368
Simon Property Group LP	5.100%	6/15/15	2,286	2,515
Simon Property Group LP	5.750%	12/1/15	15,350	17,366
Simon Property Group LP	6.100%	5/1/16	1,850	2,124
Simon Property Group LP	5.250%	12/1/16	14,075	15,833
Simon Property Group LP	2.800%	1/30/17	2,685	2,753
Simon Property Group LP	5.875%	3/1/17	3,250	3,747
Simon Property Group LP	2.150%	9/15/17	2,000	1,972
Simon Property Group LP	6.125%	5/30/18	5,225	6,153
Simon Property Group LP	5.650%	2/1/20	6,150	7,020
Simon Property Group LP	4.375%	3/1/21	3,900	4,137
Simon Property Group LP	4.125%	12/1/21	2,250	2,368
Simon Property Group LP	3.375%	3/15/22	2,725	2,636
Simon Property Group LP	6.750%	2/1/40	7,800	9,515
Simon Property Group LP	4.750%	3/15/42	1,900	1,810
Tanger Properties LP	6.150%	11/15/15	3,525	3,918
UDR Inc.	4.250%	6/1/18	1,200	1,264
UDR Inc.	4.625%	1/10/22	1,600	1,651
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	10,400	10,619
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	4,850	4,903
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	495	480
Washington REIT	4.950%	10/1/20	475	496
				7,696,304
Industrial (11.6%)
Basic Industry (1.2%)
Agrium Inc.	6.750%	1/15/19	7,100	8,528
Agrium Inc.	6.125%	1/15/41	6,550	7,591
Air Products & Chemicals Inc.	2.000%	8/2/16	5,325	5,430
Air Products & Chemicals Inc.	3.000%	11/3/21	2,125	2,128
Airgas Inc.	4.500%	9/15/14	2,325	2,494
Airgas Inc.	3.250%	10/1/15	5,400	5,607
Albemarle Corp.	4.500%	12/15/20	1,300	1,384
Alcoa Inc.	6.000%	7/15/13	5,500	5,824

Alcoa Inc.	5.550%	2/1/17	2,600	2,855
Alcoa Inc.	6.750%	7/15/18	200	229
Alcoa Inc.	5.720%	2/23/19	5,288	5,595
Alcoa Inc.	6.150%	8/15/20	9,200	9,875
Alcoa Inc.	5.870%	2/23/22	4,337	4,518
Alcoa Inc.	5.900%	2/1/27	9,615	9,632
Alcoa Inc.	6.750%	1/15/28	22,761	23,636
Alcoa Inc.	5.950%	2/1/37	8,275	8,055
Allegheny Technologies Inc.	9.375%	6/1/19	6,304	7,975
AngloGold Ashanti Holdings plc	5.375%	4/15/20	8,550	8,805
AngloGold Ashanti Holdings plc	6.500%	4/15/40	2,275	2,201
ArcelorMittal	9.000%	2/15/15	10,970	12,613
ArcelorMittal	3.750%	8/5/15	3,400	3,458
ArcelorMittal	3.750%	3/1/16	4,500	4,495
ArcelorMittal	6.125%	6/1/18	13,975	14,724
ArcelorMittal	9.850%	6/1/19	35,425	42,551
ArcelorMittal	5.250%	8/5/20	3,600	3,566
ArcelorMittal	5.500%	3/1/21	4,700	4,609
ArcelorMittal	7.000%	10/15/39	11,410	10,877
ArcelorMittal	6.750%	3/1/41	17,975	16,710
Barrick Gold Corp.	2.900%	5/30/16	200	209
Barrick Gold Corp.	6.950%	4/1/19	11,574	14,199
6 Barrick Gold Corp.	3.850%	4/1/22	2,900	2,883
6 Barrick Gold Corp.	5.250%	4/1/42	5,425	5,337
Barrick Gold Finance Co.	4.875%	11/15/14	2,700	2,941
Barrick Gold Financeco LLC	6.125%	9/15/13	13,200	14,162
Barrick North America Finance LLC	6.800%	9/15/18	5,325	6,546
Barrick North America Finance LLC	4.400%	5/30/21	5,050	5,314
Barrick North America Finance LLC	7.500%	9/15/38	5,150	6,612
Barrick North America Finance LLC	5.700%	5/30/41	5,800	6,354
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	4,675	5,171
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	7,676	8,010
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	6,865	7,494
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	9,000	8,985
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	14,721	16,802
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	6,600	6,556
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	25	29
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	19,500	24,190
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	1,625	1,642
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	9,100	8,865
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	12,475	11,653
Carpenter Technology Corp.	5.200%	7/15/21	11,175	11,197
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	1,175	1,215
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,675	3,957
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	1,225	1,468
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	5,300	5,531
6 Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,625	2,697
Cliffs Natural Resources Inc.	5.900%	3/15/20	3,275	3,620
Cliffs Natural Resources Inc.	4.875%	4/1/21	875	907
Cliffs Natural Resources Inc.	6.250%	10/1/40	8,200	8,689
Cytec Industries Inc.	8.950%	7/1/17	1,575	1,957
Dow Chemical Co.	7.600%	5/15/14	12,500	14,142
Dow Chemical Co.	5.900%	2/15/15	32,175	36,207
Dow Chemical Co.	2.500%	2/15/16	625	642
Dow Chemical Co.	5.700%	5/15/18	500	574
Dow Chemical Co.	4.250%	11/15/20	4,892	5,107
Dow Chemical Co.	4.125%	11/15/21	22,350	22,819

Dow Chemical Co.	7.375%	11/1/29	3,550	4,568
Dow Chemical Co.	9.400%	5/15/39	12,149	18,667
Dow Chemical Co.	5.250%	11/15/41	8,450	8,709
Eastman Chemical Co.	3.000%	12/15/15	675	700
Eastman Chemical Co.	5.500%	11/15/19	2,200	2,442
Eastman Chemical Co.	4.500%	1/15/21	775	806
Ecolab Inc.	2.375%	12/8/14	2,375	2,454
Ecolab Inc.	3.000%	12/8/16	675	702
Ecolab Inc.	4.350%	12/8/21	7,000	7,407
Ecolab Inc.	5.500%	12/8/41	9,950	10,781
EI du Pont de Nemours & Co.	5.000%	7/15/13	7,075	7,472
EI du Pont de Nemours & Co.	1.750%	3/25/14	5,000	5,108
EI du Pont de Nemours & Co.	1.950%	1/15/16	2,800	2,876
EI du Pont de Nemours & Co.	2.750%	4/1/16	5,000	5,281
EI du Pont de Nemours & Co.	5.250%	12/15/16	7,586	8,872
EI du Pont de Nemours & Co.	6.000%	7/15/18	7,725	9,525
EI du Pont de Nemours & Co.	4.625%	1/15/20	5,002	5,726
EI du Pont de Nemours & Co.	3.625%	1/15/21	5,150	5,515
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,950	3,315
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,700	2,110
EI du Pont de Nemours & Co.	4.900%	1/15/41	8,275	8,961
FMC Corp.	3.950%	2/1/22	2,600	2,668
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	5,525	5,507
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	1,300	1,286
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	8,850	8,490
Georgia-Pacific LLC	7.375%	12/1/25	775	945
Georgia-Pacific LLC	8.875%	5/15/31	2,375	3,205
ICI Wilmington Inc.	5.625%	12/1/13	700	739
International Paper Co.	5.300%	4/1/15	4,600	5,057
International Paper Co.	7.950%	6/15/18	5,875	7,357
International Paper Co.	9.375%	5/15/19	21,600	28,612
International Paper Co.	7.500%	8/15/21	28,325	35,620
International Paper Co.	8.700%	6/15/38	1,200	1,617
International Paper Co.	7.300%	11/15/39	625	762
6 Kinross Gold Corp.	3.625%	9/1/16	2,975	2,987
6 Kinross Gold Corp.	5.125%	9/1/21	3,100	3,135
6 Kinross Gold Corp.	6.875%	9/1/41	2,150	2,165
Lubrizol Corp.	5.500%	10/1/14	10,125	11,231
Lubrizol Corp.	8.875%	2/1/19	850	1,152
Lubrizol Corp.	6.500%	10/1/34	5,285	6,623
Monsanto Co.	2.750%	4/15/16	2,400	2,516
Monsanto Co.	5.125%	4/15/18	3,100	3,617
Monsanto Co.	5.875%	4/15/38	1,750	2,167
Mosaic Co.	3.750%	11/15/21	1,350	1,369
Mosaic Co.	4.875%	11/15/41	1,250	1,241
Newmont Mining Corp.	5.125%	10/1/19	1,550	1,735
Newmont Mining Corp.	5.875%	4/1/35	2,600	2,723
Newmont Mining Corp.	6.250%	10/1/39	18,752	20,594
Newmont Mining Corp.	4.875%	3/15/42	10,000	9,324
Nucor Corp.	5.000%	6/1/13	200	210
Nucor Corp.	5.750%	12/1/17	1,100	1,314
Nucor Corp.	5.850%	6/1/18	5,200	6,228
Nucor Corp.	4.125%	9/15/22	325	354
Nucor Corp.	6.400%	12/1/37	4,185	5,306
Placer Dome Inc.	6.450%	10/15/35	2,175	2,506
Plum Creek Timberlands LP	5.875%	11/15/15	3,550	3,913
Plum Creek Timberlands LP	4.700%	3/15/21	3,380	3,424

Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	775	844
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,350	5,747
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	2,300	2,439
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	150	184
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	6,485	7,328
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,250	1,502
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	3,650	4,402
PPG Industries Inc.	1.900%	1/15/16	6,825	6,848
PPG Industries Inc.	6.650%	3/15/18	8,715	10,622
PPG Industries Inc.	3.600%	11/15/20	750	780
PPG Industries Inc.	7.700%	3/15/38	6,900	9,416
PPG Industries Inc.	5.500%	11/15/40	875	963
Praxair Inc.	3.950%	6/1/13	775	804
Praxair Inc.	4.375%	3/31/14	2,775	2,977
Praxair Inc.	5.250%	11/15/14	6,850	7,628
Praxair Inc.	4.625%	3/30/15	325	360
Praxair Inc.	3.250%	9/15/15	800	862
Praxair Inc.	5.200%	3/15/17	1,100	1,277
Praxair Inc.	4.500%	8/15/19	2,525	2,857
Praxair Inc.	3.000%	9/1/21	3,550	3,587
Praxair Inc.	2.450%	2/15/22	19,000	18,253
Rayonier Inc.	3.750%	4/1/22	1,750	1,714
Reliance Steel & Aluminum Co.	6.200%	11/15/16	250	274
Reliance Steel & Aluminum Co.	6.850%	11/15/36	1,750	1,748
Rio Tinto Alcan Inc.	4.500%	5/15/13	5,875	6,132
Rio Tinto Alcan Inc.	5.200%	1/15/14	675	724
Rio Tinto Alcan Inc.	5.000%	6/1/15	1,775	1,973
Rio Tinto Alcan Inc.	6.125%	12/15/33	10,625	12,463
Rio Tinto Alcan Inc.	5.750%	6/1/35	10,000	11,381
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	22,727	26,336
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	8,725	8,913
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	1,050	1,086
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	2,000	2,053
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	8,810	10,864
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	15,786	21,337
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	9,708	9,902
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	1,125	1,186
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	3,600	3,710
Rio Tinto Finance USA plc	3.500%	3/22/22	3,625	3,634
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	5,650	7,326
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	13,342	13,997
Rio Tinto Finance USA plc	4.750%	3/22/42	6,750	6,666
Rio Tinto Finance USA plc	2.000%	3/22/17	2,400	2,406
Rohm & Haas Co.	6.000%	9/15/17	8,475	9,777
RPM International Inc.	6.125%	10/15/19	925	1,013
Sherwin-Williams Co.	3.125%	12/15/14	3,225	3,407
Sigma-Aldrich Corp.	3.375%	11/1/20	1,585	1,625
Southern Copper Corp.	5.375%	4/16/20	1,800	1,993
Southern Copper Corp.	7.500%	7/27/35	16,075	18,895
Southern Copper Corp.	6.750%	4/16/40	1,950	2,127
Syngenta Finance NV	3.125%	3/28/22	4,000	4,018
Syngenta Finance NV	4.375%	3/28/42	2,675	2,667
Teck Resources Ltd.	10.250%	5/15/16	10,750	12,309
Teck Resources Ltd.	3.150%	1/15/17	1,550	1,593
Teck Resources Ltd.	3.850%	8/15/17	4,100	4,338
Teck Resources Ltd.	10.750%	5/15/19	4,750	5,902
Teck Resources Ltd.	4.500%	1/15/21	4,250	4,444

Teck Resources Ltd.	4.750%	1/15/22	2,325	2,461
Teck Resources Ltd.	6.125%	10/1/35	4,262	4,547
Teck Resources Ltd.	6.000%	8/15/40	3,400	3,562
Teck Resources Ltd.	6.250%	7/15/41	4,600	4,979
Teck Resources Ltd.	5.200%	3/1/42	5,575	5,284
Vale Canada Ltd.	5.700%	10/15/15	3,550	3,919
Vale Canada Ltd.	7.200%	9/15/32	1,175	1,287
Vale Overseas Ltd.	6.250%	1/11/16	2,050	2,333
Vale Overseas Ltd.	6.250%	1/23/17	5,250	6,061
Vale Overseas Ltd.	5.625%	9/15/19	29,550	33,159
Vale Overseas Ltd.	4.625%	9/15/20	7,700	8,086
Vale Overseas Ltd.	4.375%	1/11/22	8,250	8,351
Vale Overseas Ltd.	8.250%	1/17/34	2,500	3,266
Vale Overseas Ltd.	6.875%	11/21/36	15,454	17,814
Vale Overseas Ltd.	6.875%	11/10/39	20,370	23,704
Valspar Corp.	7.250%	6/15/19	675	794
Valspar Corp.	4.200%	1/15/22	825	842
WMC Finance USA Ltd.	5.125%	5/15/13	425	447
Xstrata Canada Corp.	5.375%	6/1/15	350	380
Xstrata Canada Corp.	6.000%	10/15/15	1,125	1,249
Xstrata Canada Corp.	5.500%	6/15/17	5,575	6,176

Capital Goods (1.1%)
3M Co.	6.375%	2/15/28	3,650	4,656
3M Co.	5.700%	3/15/37	6,000	7,579
Acuity Brands Lighting Inc.	6.000%	12/15/19	2,975	3,248
6 BAE Systems Holdings Inc.	5.200%	8/15/15	600	644
Bemis Co. Inc.	5.650%	8/1/14	2,625	2,873
Black & Decker Corp.	8.950%	4/15/14	1,200	1,375
Black & Decker Corp.	5.750%	11/15/16	2,325	2,695
Boeing Capital Corp.	3.250%	10/27/14	700	746
Boeing Capital Corp.	2.900%	8/15/18	150	158
Boeing Co.	3.500%	2/15/15	26,450	28,446
Boeing Co.	6.000%	3/15/19	25	31
Boeing Co.	4.875%	2/15/20	6,600	7,727
Boeing Co.	8.750%	8/15/21	800	1,141
Boeing Co.	7.250%	6/15/25	675	892
Boeing Co.	8.750%	9/15/31	850	1,290
Boeing Co.	6.125%	2/15/33	800	992
Boeing Co.	6.625%	2/15/38	2,180	2,921
Boeing Co.	6.875%	3/15/39	1,610	2,248
Boeing Co.	5.875%	2/15/40	3,950	4,933
Caterpillar Financial Services Corp.	6.200%	9/30/13	620	671
Caterpillar Financial Services Corp.	6.125%	2/17/14	12,175	13,376
Caterpillar Financial Services Corp.	1.650%	4/1/14	425	432
Caterpillar Financial Services Corp.	1.375%	5/20/14	1,740	1,764
Caterpillar Financial Services Corp.	1.125%	12/15/14	6,475	6,531
Caterpillar Financial Services Corp.	4.750%	2/17/15	4,550	5,051
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,625	2,911
Caterpillar Financial Services Corp.	2.650%	4/1/16	650	682
Caterpillar Financial Services Corp.	2.050%	8/1/16	23,075	23,723
Caterpillar Financial Services Corp.	7.150%	2/15/19	38,800	49,827
Caterpillar Inc.	1.375%	5/27/14	7,050	7,151
Caterpillar Inc.	3.900%	5/27/21	11,728	12,811
Caterpillar Inc.	6.625%	7/15/28	2,075	2,644
Caterpillar Inc.	7.300%	5/1/31	1,100	1,502
Caterpillar Inc.	6.050%	8/15/36	8,617	10,850

Caterpillar Inc.	8.250%	12/15/38	800	1,220
Caterpillar Inc.	5.200%	5/27/41	5,000	5,735
Caterpillar Inc.	6.950%	5/1/42	950	1,290
Caterpillar Inc.	7.375%	3/1/97	5,100	6,843
Cooper US Inc.	5.450%	4/1/15	1,925	2,134
Cooper US Inc.	2.375%	1/15/16	3,025	3,091
CRH America Inc.	5.300%	10/15/13	875	916
CRH America Inc.	4.125%	1/15/16	6,425	6,509
CRH America Inc.	6.000%	9/30/16	16,986	18,457
CRH America Inc.	8.125%	7/15/18	11,300	13,330
CRH America Inc.	5.750%	1/15/21	6,800	7,050
Danaher Corp.	1.300%	6/23/14	2,500	2,538
Danaher Corp.	2.300%	6/23/16	1,750	1,812
Danaher Corp.	5.625%	1/15/18	2,375	2,803
Danaher Corp.	5.400%	3/1/19	1,700	1,988
Danaher Corp.	3.900%	6/23/21	1,750	1,914
Deere & Co.	6.950%	4/25/14	6,195	6,999
Deere & Co.	4.375%	10/16/19	4,925	5,602
Deere & Co.	5.375%	10/16/29	8,925	10,739
Deere & Co.	8.100%	5/15/30	3,405	4,945
Deere & Co.	7.125%	3/3/31	925	1,234
Dover Corp.	5.450%	3/15/18	6,650	7,837
Dover Corp.	4.300%	3/1/21	550	616
Dover Corp.	5.375%	10/15/35	550	632
Dover Corp.	6.600%	3/15/38	3,115	4,163
Dover Corp.	5.375%	3/1/41	1,350	1,579
Eaton Corp.	4.900%	5/15/13	11,085	11,601
Eaton Corp.	5.600%	5/15/18	11,050	13,029
Embraer Overseas Ltd.	6.375%	1/24/17	4,625	5,157
Embraer Overseas Ltd.	6.375%	1/15/20	4,550	5,009
Emerson Electric Co.	4.500%	5/1/13	2,025	2,110
Emerson Electric Co.	5.250%	10/15/18	6,625	7,826
Emerson Electric Co.	4.875%	10/15/19	4,575	5,259
Emerson Electric Co.	4.250%	11/15/20	425	471
Emerson Electric Co.	6.000%	8/15/32	940	1,161
Emerson Electric Co.	6.125%	4/15/39	1,575	2,044
Emerson Electric Co.	5.250%	11/15/39	394	452
General Dynamics Corp.	4.250%	5/15/13	14,815	15,415
General Dynamics Corp.	5.250%	2/1/14	13,025	14,123
General Dynamics Corp.	1.375%	1/15/15	2,100	2,138
General Dynamics Corp.	3.875%	7/15/21	7,750	8,347
General Electric Co.	5.250%	12/6/17	33,712	38,974
Goodrich Corp.	6.125%	3/1/19	1,695	2,015
Goodrich Corp.	4.875%	3/1/20	22,925	25,894
Goodrich Corp.	3.600%	2/1/21	275	287
Goodrich Corp.	6.800%	7/1/36	80	102
Harsco Corp.	5.750%	5/15/18	22,063	24,608
Honeywell International Inc.	4.250%	3/1/13	1,200	1,241
Honeywell International Inc.	3.875%	2/15/14	1,125	1,193
Honeywell International Inc.	5.400%	3/15/16	1,650	1,901
Honeywell International Inc.	5.300%	3/15/17	5,100	5,997
Honeywell International Inc.	5.300%	3/1/18	650	772
Honeywell International Inc.	5.000%	2/15/19	3,025	3,536
Honeywell International Inc.	4.250%	3/1/21	15,620	17,669
Honeywell International Inc.	5.700%	3/15/36	2,425	2,909
Honeywell International Inc.	5.700%	3/15/37	4,875	5,888
Honeywell International Inc.	5.375%	3/1/41	1,475	1,739

Illinois Tool Works Inc.	5.150%	4/1/14	4,325	4,691
Illinois Tool Works Inc.	6.250%	4/1/19	13,475	16,436
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	4,150	4,427
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	13,475	15,509
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	5,825	7,094
John Deere Capital Corp.	4.900%	9/9/13	8,275	8,779
John Deere Capital Corp.	1.250%	12/2/14	3,000	3,037
John Deere Capital Corp.	2.950%	3/9/15	7,575	8,044
John Deere Capital Corp.	1.850%	9/15/16	9,000	9,124
John Deere Capital Corp.	2.000%	1/13/17	8,450	8,609
John Deere Capital Corp.	5.500%	4/13/17	250	297
John Deere Capital Corp.	2.800%	9/18/17	5,625	5,937
John Deere Capital Corp.	5.750%	9/10/18	3,950	4,806
John Deere Capital Corp.	3.900%	7/12/21	3,950	4,262
John Deere Capital Corp.	3.150%	10/15/21	1,040	1,055
Joy Global Inc.	6.000%	11/15/16	1,850	2,093
Kennametal Inc.	3.875%	2/15/22	1,900	1,908
L-3 Communications Corp.	5.200%	10/15/19	4,650	4,966
L-3 Communications Corp.	4.750%	7/15/20	8,400	8,672
L-3 Communications Corp.	4.950%	2/15/21	12,725	13,289
Legrand France SA	8.500%	2/15/25	425	543
Lockheed Martin Corp.	7.650%	5/1/16	4,800	5,837
Lockheed Martin Corp.	4.250%	11/15/19	7,850	8,501
Lockheed Martin Corp.	3.350%	9/15/21	9,250	9,256
Lockheed Martin Corp.	6.150%	9/1/36	12,300	14,713
Lockheed Martin Corp.	5.500%	11/15/39	1,850	2,029
Lockheed Martin Corp.	5.720%	6/1/40	4,432	5,081
Lockheed Martin Corp.	4.850%	9/15/41	1,000	1,014
Martin Marietta Materials Inc.	6.600%	4/15/18	5,450	5,935
Northrop Grumman Corp.	1.850%	11/15/15	2,500	2,526
Northrop Grumman Corp.	5.050%	8/1/19	3,285	3,674
Northrop Grumman Corp.	3.500%	3/15/21	10,953	11,249
Northrop Grumman Corp.	5.050%	11/15/40	7,175	7,442
Northrop Grumman Systems Corp.	7.750%	2/15/31	381	527
Owens Corning	6.500%	12/1/16	30,080	33,477
Owens Corning	7.000%	12/1/36	725	768
Parker Hannifin Corp.	5.500%	5/15/18	950	1,108
Parker Hannifin Corp.	3.500%	9/15/22	500	514
Parker Hannifin Corp.	6.250%	5/15/38	4,735	5,882
Raytheon Co.	1.400%	12/15/14	2,500	2,541
Raytheon Co.	1.625%	10/15/15	750	764
Raytheon Co.	6.400%	12/15/18	400	492
Raytheon Co.	4.400%	2/15/20	2,500	2,764
Raytheon Co.	3.125%	10/15/20	1,890	1,926
Raytheon Co.	7.200%	8/15/27	3,575	4,688
Raytheon Co.	4.875%	10/15/40	1,700	1,794
Raytheon Co.	4.700%	12/15/41	12,375	12,697
Republic Services Inc.	3.800%	5/15/18	5,100	5,474
Republic Services Inc.	5.500%	9/15/19	17,050	19,726
Republic Services Inc.	5.000%	3/1/20	3,775	4,224
Republic Services Inc.	5.250%	11/15/21	12,010	13,669
Republic Services Inc.	6.086%	3/15/35	2,375	2,721
Republic Services Inc.	6.200%	3/1/40	4,505	5,368
Republic Services Inc.	5.700%	5/15/41	4,450	5,045
Rockwell Automation Inc.	5.650%	12/1/17	1,150	1,338
Rockwell Automation Inc.	6.700%	1/15/28	1,025	1,261
Rockwell Automation Inc.	6.250%	12/1/37	3,975	4,800

Rockwell Collins Inc.	5.250%	7/15/19	850	992
Rockwell Collins Inc.	3.100%	11/15/21	1,550	1,573
Roper Industries Inc.	6.625%	8/15/13	9,250	9,862
Roper Industries Inc.	6.250%	9/1/19	3,725	4,369
Sonoco Products Co.	4.375%	11/1/21	745	760
Sonoco Products Co.	5.750%	11/1/40	5,050	5,367
Stanley Black & Decker Inc.	3.400%	12/1/21	5,600	5,645
Stanley Black & Decker Inc.	5.200%	9/1/40	2,000	2,111
Textron Inc.	5.600%	12/1/17	975	1,057
Textron Inc.	7.250%	10/1/19	4,140	4,752
Tyco International Finance SA	6.000%	11/15/13	6,730	7,254
Tyco International Finance SA	4.125%	10/15/14	3,955	4,229
Tyco International Finance SA	3.750%	1/15/18	1,250	1,339
Tyco International Finance SA	8.500%	1/15/19	3,301	4,243
Tyco International Finance SA	4.625%	1/15/23	975	1,030
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	2,975	3,656
Tyco International Ltd. / Tyco International
Finance SA	6.875%	1/15/21	20,060	24,794
United Technologies Corp.	4.875%	5/1/15	850	949
United Technologies Corp.	5.375%	12/15/17	12,175	14,559
United Technologies Corp.	6.125%	2/1/19	1,783	2,194
United Technologies Corp.	4.500%	4/15/20	23,803	27,170
United Technologies Corp.	6.700%	8/1/28	1,367	1,776
United Technologies Corp.	7.500%	9/15/29	2,325	3,242
United Technologies Corp.	5.400%	5/1/35	7,575	8,739
United Technologies Corp.	6.050%	6/1/36	5,702	7,074
United Technologies Corp.	6.125%	7/15/38	3,308	4,108
United Technologies Corp.	5.700%	4/15/40	8,975	10,779
Waste Management Inc.	5.000%	3/15/14	1,925	2,069
Waste Management Inc.	6.375%	3/11/15	3,400	3,889
Waste Management Inc.	2.600%	9/1/16	3,150	3,225
Waste Management Inc.	6.100%	3/15/18	700	830
Waste Management Inc.	7.375%	3/11/19	15,132	18,904
Waste Management Inc.	4.750%	6/30/20	675	747
Waste Management Inc.	4.600%	3/1/21	7,120	7,846
Waste Management Inc.	7.100%	8/1/26	875	1,085
Waste Management Inc.	7.000%	7/15/28	80	101
Waste Management Inc.	7.750%	5/15/32	2,250	3,050
Waste Management Inc.	6.125%	11/30/39	7,275	8,819

Communication (2.2%)
Alltel Corp.	7.000%	3/15/16	5,000	5,949
Alltel Corp.	7.875%	7/1/32	4,725	6,741
America Movil SAB de CV	5.500%	3/1/14	3,230	3,493
America Movil SAB de CV	5.750%	1/15/15	30,242	33,605
America Movil SAB de CV	5.625%	11/15/17	4,240	4,945
America Movil SAB de CV	5.000%	10/16/19	2,500	2,779
America Movil SAB de CV	5.000%	3/30/20	1,000	1,114
America Movil SAB de CV	6.375%	3/1/35	17,400	20,496
America Movil SAB de CV	6.125%	11/15/37	4,300	4,939
America Movil SAB de CV	6.125%	3/30/40	11,900	13,719
American Tower Corp.	4.625%	4/1/15	6,075	6,461
American Tower Corp.	4.500%	1/15/18	18,815	19,712
American Tower Corp.	5.050%	9/1/20	1,000	1,032
AT&T Corp.	8.000%	11/15/31	15,289	21,438
AT&T Inc.	6.700%	11/15/13	5,825	6,366

AT&T Inc.	4.850%	2/15/14	8,100	8,698
AT&T Inc.	5.100%	9/15/14	12,510	13,760
AT&T Inc.	2.500%	8/15/15	3,950	4,112
AT&T Inc.	2.950%	5/15/16	3,950	4,173
AT&T Inc.	5.625%	6/15/16	33,520	39,007
AT&T Inc.	5.500%	2/1/18	6,081	7,151
AT&T Inc.	5.600%	5/15/18	6,875	8,124
AT&T Inc.	5.800%	2/15/19	44,820	53,219
AT&T Inc.	3.875%	8/15/21	17,500	18,461
AT&T Inc.	3.000%	2/15/22	3,550	3,475
AT&T Inc.	6.450%	6/15/34	5,625	6,619
AT&T Inc.	6.150%	9/15/34	125	143
AT&T Inc.	6.800%	5/15/36	1,137	1,396
AT&T Inc.	6.500%	9/1/37	25,225	30,184
AT&T Inc.	6.300%	1/15/38	23,702	27,719
AT&T Inc.	6.400%	5/15/38	5,895	6,995
AT&T Inc.	6.550%	2/15/39	28,420	34,749
AT&T Inc.	5.350%	9/1/40	11,562	12,293
AT&T Inc.	5.550%	8/15/41	8,650	9,593
AT&T Mobility LLC	7.125%	12/15/31	10,015	12,766
Bellsouth Capital Funding Corp.	7.875%	2/15/30	10,400	13,285
Bellsouth Capital Funding Corp.	7.120%	7/15/97	550	651
BellSouth Corp.	5.200%	9/15/14	1,650	1,813
BellSouth Corp.	5.200%	12/15/16	6,875	7,877
BellSouth Corp.	6.875%	10/15/31	9,925	11,854
BellSouth Corp.	6.550%	6/15/34	7,511	8,536
BellSouth Corp.	6.000%	11/15/34	4,586	4,930
BellSouth Telecommunications Inc.	6.375%	6/1/28	8,800	9,962
British Telecommunications plc	5.950%	1/15/18	11,850	13,741
British Telecommunications plc	9.625%	12/15/30	12,377	18,370
CBS Corp.	8.200%	5/15/14	10,550	12,023
CBS Corp.	4.625%	5/15/18	400	435
CBS Corp.	8.875%	5/15/19	4,575	6,003
CBS Corp.	5.750%	4/15/20	10,025	11,523
CBS Corp.	4.300%	2/15/21	3,775	3,950
CBS Corp.	3.375%	3/1/22	2,475	2,387
CBS Corp.	7.875%	7/30/30	2,371	3,045
CBS Corp.	5.500%	5/15/33	650	672
CBS Corp.	5.900%	10/15/40	800	885
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	21,575	23,753
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	31,767	34,351
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	17,600	24,170
CenturyLink Inc.	5.000%	2/15/15	500	526
CenturyLink Inc.	6.000%	4/1/17	325	346
CenturyLink Inc.	6.150%	9/15/19	2,550	2,631
CenturyLink Inc.	6.450%	6/15/21	5,200	5,337
CenturyLink Inc.	5.800%	3/15/22	14,850	14,476
CenturyLink Inc.	6.875%	1/15/28	800	750
CenturyLink Inc.	7.600%	9/15/39	8,975	8,428
CenturyLink Inc.	7.650%	3/15/42	600	565
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	7,656	11,113
Comcast Cable Communications LLC	8.875%	5/1/17	2,475	3,219
Comcast Corp.	5.300%	1/15/14	4,180	4,494

Comcast Corp.	6.500%	1/15/15	3,295	3,765
Comcast Corp.	5.900%	3/15/16	10,630	12,288
Comcast Corp.	6.500%	1/15/17	515	616
Comcast Corp.	6.300%	11/15/17	37,605	45,420
Comcast Corp.	5.875%	2/15/18	17,275	20,479
Comcast Corp.	5.700%	5/15/18	4,600	5,421
Comcast Corp.	5.700%	7/1/19	4,850	5,696
Comcast Corp.	5.150%	3/1/20	3,050	3,513
Comcast Corp.	7.050%	3/15/33	3,000	3,655
Comcast Corp.	5.650%	6/15/35	3,125	3,393
Comcast Corp.	6.500%	11/15/35	15,300	18,246
Comcast Corp.	6.450%	3/15/37	7,718	9,267
Comcast Corp.	6.950%	8/15/37	9,365	11,800
Comcast Corp.	6.400%	5/15/38	14,656	17,366
COX Communications Inc.	5.450%	12/15/14	10,210	11,341
COX Communications Inc.	5.500%	10/1/15	625	708
6 COX Communications Inc.	8.375%	3/1/39	4,100	5,738
Deutsche Telekom International Finance BV	5.875%	8/20/13	11,050	11,768
Deutsche Telekom International Finance BV	4.875%	7/8/14	5,025	5,377
Deutsche Telekom International Finance BV	5.750%	3/23/16	7,965	9,025
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	393
Deutsche Telekom International Finance BV	6.000%	7/8/19	7,175	8,400
Deutsche Telekom International Finance BV	8.750%	6/15/30	15,836	21,752
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	3,875	4,208
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	8,200	8,654
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	7,250	7,612
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	3,575	3,736
6 DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	7,225	7,165
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	29,500	33,912
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	3,950	4,343
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	250	264
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	3,200	3,462
6 DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	15,900	15,742
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	3,350	3,723
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	3,425	3,644
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	1,325	1,490
6 DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	10,000	9,718
Discovery Communications LLC	5.050%	6/1/20	8,500	9,607
Discovery Communications LLC	4.375%	6/15/21	1,250	1,340
Discovery Communications LLC	6.350%	6/1/40	250	300
Embarq Corp.	6.738%	6/1/13	500	535
Embarq Corp.	7.082%	6/1/16	18,281	20,576
Embarq Corp.	7.995%	6/1/36	8,990	9,071

France Telecom SA	4.375%	7/8/14	8,900	9,508
France Telecom SA	2.125%	9/16/15	1,500	1,532
France Telecom SA	2.750%	9/14/16	7,025	7,236
France Telecom SA	4.125%	9/14/21	7,525	7,838
France Telecom SA	8.500%	3/1/31	17,300	24,437
France Telecom SA	5.375%	1/13/42	17,650	18,642
Grupo Televisa SAB	6.625%	3/18/25	3,350	3,988
Grupo Televisa SAB	8.500%	3/11/32	550	731
Grupo Televisa SAB	6.625%	1/15/40	600	683
GTE Corp.	8.750%	11/1/21	2,935	4,040
GTE Corp.	6.940%	4/15/28	13,105	15,871
Koninklijke KPN NV	8.375%	10/1/30	3,505	4,587
McGraw-Hill Cos. Inc.	5.900%	11/15/17	5,050	5,864
McGraw-Hill Cos. Inc.	6.550%	11/15/37	6,650	7,062
NBCUniversal Media LLC	2.100%	4/1/14	3,300	3,368
NBCUniversal Media LLC	3.650%	4/30/15	8,175	8,724
NBCUniversal Media LLC	2.875%	4/1/16	4,075	4,234
NBCUniversal Media LLC	5.150%	4/30/20	6,950	7,843
NBCUniversal Media LLC	4.375%	4/1/21	8,110	8,665
NBCUniversal Media LLC	6.400%	4/30/40	17,950	21,353
NBCUniversal Media LLC	5.950%	4/1/41	7,600	8,726
New Cingular Wireless Services Inc.	8.750%	3/1/31	195	283
News America Inc.	5.300%	12/15/14	4,050	4,482
News America Inc.	8.000%	10/17/16	3,840	4,729
News America Inc.	7.250%	5/18/18	150	183
News America Inc.	6.900%	3/1/19	2,500	3,038
News America Inc.	4.500%	2/15/21	9,300	9,907
News America Inc.	7.700%	10/30/25	1,175	1,417
News America Inc.	6.550%	3/15/33	13,065	14,380
News America Inc.	6.200%	12/15/34	14,541	16,134
News America Inc.	6.400%	12/15/35	22,135	24,915
News America Inc.	8.150%	10/17/36	2,175	2,668
News America Inc.	6.150%	3/1/37	1,028	1,145
News America Inc.	6.650%	11/15/37	2,055	2,375
News America Inc.	6.900%	8/15/39	4,900	5,764
News America Inc.	6.150%	2/15/41	6,325	7,177
News America Inc.	7.750%	12/1/45	1,460	1,729
Omnicom Group Inc.	5.900%	4/15/16	750	864
Omnicom Group Inc.	4.450%	8/15/20	13,800	14,752
Pacific Bell Telephone Co.	7.125%	3/15/26	1,275	1,642
Qwest Corp.	7.500%	10/1/14	8,200	9,174
Qwest Corp.	8.375%	5/1/16	14,450	17,056
Qwest Corp.	6.500%	6/1/17	3,300	3,725
Qwest Corp.	6.750%	12/1/21	3,500	3,865
Qwest Corp.	7.500%	6/15/23	3,925	3,974
Qwest Corp.	7.250%	9/15/25	1,360	1,455
Qwest Corp.	6.875%	9/15/33	6,675	6,608
Qwest Corp.	7.125%	11/15/43	4,775	4,799
Reed Elsevier Capital Inc.	7.750%	1/15/14	3,825	4,243
Reed Elsevier Capital Inc.	8.625%	1/15/19	11,264	14,161
Rogers Communications Inc.	6.375%	3/1/14	13,425	14,778
Rogers Communications Inc.	5.500%	3/15/14	1,450	1,568
Rogers Communications Inc.	6.800%	8/15/18	16,940	21,089
Rogers Communications Inc.	7.500%	8/15/38	725	974
TCI Communications Inc.	8.750%	8/1/15	17,750	21,870
TCI Communications Inc.	7.875%	2/15/26	580	754
TCI Communications Inc.	7.125%	2/15/28	1,327	1,635

Telecom Italia Capital SA	5.250%	11/15/13	7,123	7,356
Telecom Italia Capital SA	6.175%	6/18/14	3,100	3,261
Telecom Italia Capital SA	4.950%	9/30/14	5,150	5,309
Telecom Italia Capital SA	5.250%	10/1/15	19,135	19,770
Telecom Italia Capital SA	6.999%	6/4/18	5,920	6,353
Telecom Italia Capital SA	7.175%	6/18/19	20,200	21,483
Telecom Italia Capital SA	6.375%	11/15/33	5,730	5,192
Telecom Italia Capital SA	6.000%	9/30/34	1,325	1,157
Telecom Italia Capital SA	7.200%	7/18/36	3,140	3,052
Telecom Italia Capital SA	7.721%	6/4/38	5,598	5,451
Telefonica Emisiones SAU	2.582%	4/26/13	4,800	4,824
Telefonica Emisiones SAU	4.949%	1/15/15	17,125	17,535
Telefonica Emisiones SAU	3.729%	4/27/15	4,875	4,892
Telefonica Emisiones SAU	3.992%	2/16/16	10,125	10,133
Telefonica Emisiones SAU	6.421%	6/20/16	15,760	16,803
Telefonica Emisiones SAU	6.221%	7/3/17	266	288
Telefonica Emisiones SAU	5.877%	7/15/19	7,578	7,692
Telefonica Emisiones SAU	5.134%	4/27/20	10,035	9,721
Telefonica Emisiones SAU	5.462%	2/16/21	14,250	13,995
Telefonica Emisiones SAU	7.045%	6/20/36	21,909	21,620
Telefonica Europe BV	8.250%	9/15/30	4,425	4,939
Thomson Reuters Corp.	5.950%	7/15/13	1,965	2,083
Thomson Reuters Corp.	5.700%	10/1/14	8,400	9,256
Thomson Reuters Corp.	6.500%	7/15/18	625	768
Thomson Reuters Corp.	4.700%	10/15/19	1,825	1,998
Thomson Reuters Corp.	5.500%	8/15/35	5,025	5,214
Thomson Reuters Corp.	5.850%	4/15/40	8,475	9,351
Time Warner Cable Inc.	6.200%	7/1/13	7,925	8,442
Time Warner Cable Inc.	8.250%	2/14/14	1,225	1,385
Time Warner Cable Inc.	7.500%	4/1/14	18,875	21,233
Time Warner Cable Inc.	3.500%	2/1/15	3,625	3,836
Time Warner Cable Inc.	5.850%	5/1/17	18,790	21,910
Time Warner Cable Inc.	6.750%	7/1/18	20,030	24,417
Time Warner Cable Inc.	8.750%	2/14/19	7,045	9,197
Time Warner Cable Inc.	8.250%	4/1/19	8,920	11,425
Time Warner Cable Inc.	5.000%	2/1/20	17,525	19,334
Time Warner Cable Inc.	6.550%	5/1/37	11,861	13,688
Time Warner Cable Inc.	7.300%	7/1/38	95	120
Time Warner Cable Inc.	6.750%	6/15/39	13,600	16,158
Time Warner Cable Inc.	5.875%	11/15/40	28,447	30,712
Time Warner Cable Inc.	5.500%	9/1/41	2,850	2,974
Time Warner Entertainment Co. LP	8.375%	3/15/23	1,865	2,490
Time Warner Entertainment Co. LP	8.375%	7/15/33	7,720	10,353
United States Cellular Corp.	6.700%	12/15/33	4,500	4,365
Verizon Communications Inc.	5.250%	4/15/13	6,250	6,552
Verizon Communications Inc.	4.900%	9/15/15	425	480
Verizon Communications Inc.	5.550%	2/15/16	10,175	11,684
Verizon Communications Inc.	3.000%	4/1/16	11,850	12,527
Verizon Communications Inc.	5.500%	4/1/17	3,000	3,504
Verizon Communications Inc.	5.500%	2/15/18	33,261	38,951
Verizon Communications Inc.	6.100%	4/15/18	7,605	9,158
Verizon Communications Inc.	8.750%	11/1/18	2,675	3,629
Verizon Communications Inc.	6.350%	4/1/19	47,091	57,468
Verizon Communications Inc.	4.600%	4/1/21	13,600	15,076
Verizon Communications Inc.	3.500%	11/1/21	5,700	5,816
Verizon Communications Inc.	5.850%	9/15/35	15,050	17,238
Verizon Communications Inc.	6.250%	4/1/37	2,495	2,974

Verizon Communications Inc.	6.400%	2/15/38	2,180	2,638
Verizon Communications Inc.	6.900%	4/15/38	20,685	26,518
Verizon Communications Inc.	8.950%	3/1/39	11,450	17,656
Verizon Communications Inc.	6.000%	4/1/41	8,175	9,689
Verizon Communications Inc.	4.750%	11/1/41	1,250	1,268
Verizon Global Funding Corp.	4.375%	6/1/13	860	895
Verizon Global Funding Corp.	7.750%	12/1/30	11,866	16,042
Verizon Maryland Inc.	5.125%	6/15/33	405	400
Verizon New England Inc.	7.875%	11/15/29	1,385	1,689
Verizon New York Inc.	7.375%	4/1/32	6,530	7,738
Vodafone Group plc	5.000%	12/16/13	8,150	8,700
Vodafone Group plc	4.150%	6/10/14	2,775	2,965
Vodafone Group plc	5.375%	1/30/15	4,175	4,657
Vodafone Group plc	3.375%	11/24/15	1,325	1,416
Vodafone Group plc	5.750%	3/15/16	18,625	21,548
Vodafone Group plc	5.625%	2/27/17	12,406	14,476
Vodafone Group plc	1.625%	3/20/17	24,325	23,920
Vodafone Group plc	4.625%	7/15/18	200	228
Vodafone Group plc	5.450%	6/10/19	10,475	12,388
Vodafone Group plc	4.375%	3/16/21	500	551
Vodafone Group plc	7.875%	2/15/30	1,650	2,266
Vodafone Group plc	6.250%	11/30/32	7,775	9,334
Vodafone Group plc	6.150%	2/27/37	3,700	4,470
Washington Post Co.	7.250%	2/1/19	2,575	2,975
6 WPP Finance 2010	4.750%	11/21/21	7,962	8,260
WPP Finance UK	8.000%	9/15/14	7,225	8,274

Consumer Cyclical (1.3%)
AutoZone Inc.	6.500%	1/15/14	2,025	2,217
AutoZone Inc.	5.750%	1/15/15	8,375	9,269
AutoZone Inc.	7.125%	8/1/18	7,950	9,709
Best Buy Co. Inc.	6.750%	7/15/13	9,350	9,829
Best Buy Co. Inc.	5.500%	3/15/21	3,000	2,933
BorgWarner Inc.	4.625%	9/15/20	1,000	1,069
Costco Wholesale Corp.	5.500%	3/15/17	11,763	13,993
CVS Caremark Corp.	4.875%	9/15/14	1,375	1,511
CVS Caremark Corp.	3.250%	5/18/15	2,525	2,679
CVS Caremark Corp.	6.125%	8/15/16	2,475	2,902
CVS Caremark Corp.	5.750%	6/1/17	4,730	5,557
CVS Caremark Corp.	6.600%	3/15/19	17,080	21,004
CVS Caremark Corp.	4.750%	5/18/20	625	700
CVS Caremark Corp.	6.250%	6/1/27	24,275	28,990
CVS Caremark Corp.	6.125%	9/15/39	13,025	15,115
Daimler Finance North America LLC	6.500%	11/15/13	12,080	13,121
6 Daimler Finance North America LLC	2.625%	9/15/16	5,125	5,248
Daimler Finance North America LLC	8.500%	1/18/31	4,830	7,026
Darden Restaurants Inc.	6.200%	10/15/17	8,805	10,034
Darden Restaurants Inc.	6.800%	10/15/37	14,375	16,258
eBay Inc.	0.875%	10/15/13	3,050	3,070
eBay Inc.	1.625%	10/15/15	3,225	3,289
eBay Inc.	3.250%	10/15/20	3,100	3,144
Expedia Inc.	5.950%	8/15/20	4,375	4,493
Family Dollar Stores Inc.	5.000%	2/1/21	2,550	2,657
Gap Inc.	5.950%	4/12/21	3,725	3,762
Historic TW Inc.	9.150%	2/1/23	9,550	13,004
Historic TW Inc.	6.625%	5/15/29	7,800	9,276
Home Depot Inc.	5.250%	12/16/13	10,675	11,514

Home Depot Inc.	5.400%	3/1/16	4,768	5,505
Home Depot Inc.	3.950%	9/15/20	4,500	4,883
Home Depot Inc.	4.400%	4/1/21	33,025	37,001
Home Depot Inc.	5.875%	12/16/36	8,475	10,089
Home Depot Inc.	5.400%	9/15/40	1,900	2,140
Home Depot Inc.	5.950%	4/1/41	10,898	13,242
Hyatt Hotels Corp.	3.875%	8/15/16	1,475	1,539
Hyatt Hotels Corp.	5.375%	8/15/21	1,900	1,964
International Game Technology	7.500%	6/15/19	1,125	1,314
International Game Technology	5.500%	6/15/20	3,000	3,163
Johnson Controls Inc.	5.000%	3/30/20	21,962	24,449
Johnson Controls Inc.	6.000%	1/15/36	2,100	2,362
Johnson Controls Inc.	5.700%	3/1/41	1,300	1,458
Johnson Controls Inc.	5.250%	12/1/41	5,165	5,413
Kohl's Corp.	6.250%	12/15/17	2,300	2,737
Kohl's Corp.	4.000%	11/1/21	5,625	5,791
Kohl's Corp.	6.000%	1/15/33	725	777
Kohl's Corp.	6.875%	12/15/37	3,325	4,013
Lowe's Cos. Inc.	5.400%	10/15/16	15,550	18,232
Lowe's Cos. Inc.	6.100%	9/15/17	2,250	2,692
Lowe's Cos. Inc.	3.800%	11/15/21	2,400	2,543
Lowe's Cos. Inc.	6.875%	2/15/28	560	713
Lowe's Cos. Inc.	6.500%	3/15/29	3,676	4,561
Lowe's Cos. Inc.	5.800%	10/15/36	8,329	9,576
Lowe's Cos. Inc.	5.800%	4/15/40	900	1,047
Lowe's Cos. Inc.	5.125%	11/15/41	5,600	6,016
Macy's Retail Holdings Inc.	7.875%	7/15/15	10,350	12,185
Macy's Retail Holdings Inc.	5.900%	12/1/16	10,900	12,505
Macy's Retail Holdings Inc.	7.450%	7/15/17	5,000	6,087
Macy's Retail Holdings Inc.	3.875%	1/15/22	1,200	1,206
Macy's Retail Holdings Inc.	6.900%	4/1/29	13,558	15,786
Macy's Retail Holdings Inc.	6.375%	3/15/37	8,575	9,701
Macy's Retail Holdings Inc.	5.125%	1/15/42	3,525	3,444
Marriott International Inc.	6.200%	6/15/16	1,500	1,731
Marriott International Inc.	6.375%	6/15/17	1,750	2,039
Marriott International Inc.	3.000%	3/1/19	2,700	2,658
McDonald's Corp.	5.300%	3/15/17	2,950	3,454
McDonald's Corp.	5.800%	10/15/17	5,550	6,704
McDonald's Corp.	5.350%	3/1/18	6,700	8,015
McDonald's Corp.	5.000%	2/1/19	3,150	3,675
McDonald's Corp.	3.500%	7/15/20	100	107
McDonald's Corp.	6.300%	10/15/37	3,374	4,484
McDonald's Corp.	6.300%	3/1/38	8,550	11,304
McDonald's Corp.	5.700%	2/1/39	2,500	3,091
McDonald's Corp.	3.700%	2/15/42	9,300	8,469
Nordstrom Inc.	6.750%	6/1/14	1,675	1,886
Nordstrom Inc.	6.250%	1/15/18	10,950	13,392
Nordstrom Inc.	4.750%	5/1/20	3,875	4,346
Nordstrom Inc.	4.000%	10/15/21	12,516	13,374
Nordstrom Inc.	6.950%	3/15/28	1,075	1,343
Nordstrom Inc.	7.000%	1/15/38	1,980	2,635
O'Reilly Automotive Inc.	4.875%	1/14/21	900	962
PACCAR Financial Corp.	2.050%	6/17/13	9,100	9,251
PACCAR Inc.	6.875%	2/15/14	3,575	3,965
Staples Inc.	9.750%	1/15/14	19,300	21,954
Target Corp.	4.000%	6/15/13	1,680	1,751
Target Corp.	5.875%	7/15/16	11,850	14,008

Target Corp.	5.375%	5/1/17	6,475	7,635
Target Corp.	6.000%	1/15/18	5,650	6,902
Target Corp.	3.875%	7/15/20	5,200	5,650
Target Corp.	2.900%	1/15/22	3,500	3,455
Target Corp.	7.000%	7/15/31	3,700	4,766
Target Corp.	6.350%	11/1/32	7,600	9,346
Target Corp.	6.500%	10/15/37	7,825	10,032
Target Corp.	7.000%	1/15/38	11,435	15,427
Time Warner Cos. Inc.	7.570%	2/1/24	1,530	1,931
Time Warner Cos. Inc.	6.950%	1/15/28	80	97
Time Warner Inc.	3.150%	7/15/15	575	608
Time Warner Inc.	5.875%	11/15/16	18,475	21,634
Time Warner Inc.	4.875%	3/15/20	14,350	15,917
Time Warner Inc.	4.700%	1/15/21	3,320	3,626
Time Warner Inc.	4.750%	3/29/21	17,500	19,243
Time Warner Inc.	4.000%	1/15/22	2,400	2,488
Time Warner Inc.	7.625%	4/15/31	13,715	17,587
Time Warner Inc.	7.700%	5/1/32	10,331	13,480
Time Warner Inc.	6.500%	11/15/36	7,050	8,163
Time Warner Inc.	6.200%	3/15/40	4,850	5,491
Time Warner Inc.	6.100%	7/15/40	6,300	7,005
Time Warner Inc.	6.250%	3/29/41	11,175	12,722
Time Warner Inc.	5.375%	10/15/41	2,275	2,374
TJX Cos. Inc.	6.950%	4/15/19	17,510	21,650
Toyota Motor Credit Corp.	1.000%	2/17/15	4,525	4,523
Toyota Motor Credit Corp.	3.200%	6/17/15	15,250	16,201
Toyota Motor Credit Corp.	2.800%	1/11/16	2,000	2,091
Toyota Motor Credit Corp.	2.000%	9/15/16	7,400	7,540
Toyota Motor Credit Corp.	2.050%	1/12/17	17,200	17,476
Toyota Motor Credit Corp.	4.500%	6/17/20	1,400	1,542
Toyota Motor Credit Corp.	4.250%	1/11/21	5,075	5,552
Toyota Motor Credit Corp.	3.400%	9/15/21	5,600	5,755
Toyota Motor Credit Corp.	3.300%	1/12/22	16,900	17,152
VF Corp.	5.950%	11/1/17	2,700	3,177
VF Corp.	3.500%	9/1/21	8,000	8,212
VF Corp.	6.450%	11/1/37	2,375	2,925
Viacom Inc.	4.375%	9/15/14	6,275	6,754
Viacom Inc.	1.250%	2/27/15	1,600	1,597
Viacom Inc.	6.250%	4/30/16	3,500	4,075
Viacom Inc.	2.500%	12/15/16	2,900	2,971
Viacom Inc.	3.500%	4/1/17	2,975	3,183
Viacom Inc.	6.125%	10/5/17	5,925	7,070
Viacom Inc.	5.625%	9/15/19	14,660	16,945
Viacom Inc.	3.875%	12/15/21	1,050	1,084
Viacom Inc.	6.875%	4/30/36	10,060	12,668
Wal-Mart Stores Inc.	4.550%	5/1/13	17,071	17,830
Wal-Mart Stores Inc.	7.250%	6/1/13	900	970
Wal-Mart Stores Inc.	1.625%	4/15/14	1,175	1,201
Wal-Mart Stores Inc.	3.200%	5/15/14	20,700	21,843
Wal-Mart Stores Inc.	4.500%	7/1/15	2,450	2,729
Wal-Mart Stores Inc.	2.250%	7/8/15	3,850	4,018
Wal-Mart Stores Inc.	1.500%	10/25/15	21,960	22,406
Wal-Mart Stores Inc.	5.375%	4/5/17	1,650	1,941
Wal-Mart Stores Inc.	5.800%	2/15/18	17,050	20,714
Wal-Mart Stores Inc.	3.625%	7/8/20	36,275	38,935
Wal-Mart Stores Inc.	3.250%	10/25/20	26,525	27,754
Wal-Mart Stores Inc.	4.250%	4/15/21	8,400	9,379

Wal-Mart Stores Inc.	5.875%	4/5/27	18,775	22,857
Wal-Mart Stores Inc.	7.550%	2/15/30	11,645	16,830
Wal-Mart Stores Inc.	5.250%	9/1/35	6,675	7,552
Wal-Mart Stores Inc.	6.500%	8/15/37	21,186	27,751
Wal-Mart Stores Inc.	6.200%	4/15/38	3,395	4,288
Wal-Mart Stores Inc.	5.625%	4/1/40	4,250	5,099
Wal-Mart Stores Inc.	4.875%	7/8/40	1,950	2,112
Wal-Mart Stores Inc.	5.000%	10/25/40	285	312
Wal-Mart Stores Inc.	5.625%	4/15/41	21,950	26,336
Walgreen Co.	4.875%	8/1/13	14,250	15,053
Walgreen Co.	5.250%	1/15/19	4,100	4,727
Walt Disney Co.	4.500%	12/15/13	8,000	8,528
Walt Disney Co.	0.875%	12/1/14	6,500	6,535
Walt Disney Co.	5.625%	9/15/16	5,525	6,481
Walt Disney Co.	5.875%	12/15/17	5,350	6,503
Walt Disney Co.	2.750%	8/16/21	5,500	5,450
Walt Disney Co.	7.000%	3/1/32	1,825	2,492
Walt Disney Co.	4.375%	8/16/41	3,550	3,577
Walt Disney Co.	4.125%	12/1/41	10,500	10,229
Western Union Co.	6.500%	2/26/14	2,850	3,118
Western Union Co.	5.930%	10/1/16	5,500	6,363
Western Union Co.	5.253%	4/1/20	3,946	4,375
Western Union Co.	6.200%	11/17/36	3,550	3,702
Western Union Co.	6.200%	6/21/40	5,225	5,359
Wyndham Worldwide Corp.	2.950%	3/1/17	750	743
Wyndham Worldwide Corp.	5.750%	2/1/18	2,255	2,514
Wyndham Worldwide Corp.	7.375%	3/1/20	4,755	5,719
Wyndham Worldwide Corp.	4.250%	3/1/22	6,925	6,776
Yum! Brands Inc.	6.250%	4/15/16	3,525	4,042
Yum! Brands Inc.	6.250%	3/15/18	125	149
Yum! Brands Inc.	3.875%	11/1/20	825	848
Yum! Brands Inc.	6.875%	11/15/37	8,250	10,485

Consumer Noncyclical (2.9%)
Abbott Laboratories	4.350%	3/15/14	2,675	2,872
Abbott Laboratories	2.700%	5/27/15	6,925	7,309
Abbott Laboratories	5.875%	5/15/16	15,986	18,851
Abbott Laboratories	5.600%	11/30/17	16,725	20,249
Abbott Laboratories	5.125%	4/1/19	15,345	18,085
Abbott Laboratories	4.125%	5/27/20	6,617	7,389
Abbott Laboratories	6.150%	11/30/37	9,925	12,581
Abbott Laboratories	6.000%	4/1/39	1,950	2,430
Abbott Laboratories	5.300%	5/27/40	16,783	19,209
Allergan Inc.	5.750%	4/1/16	3,220	3,739
Altria Group Inc.	8.500%	11/10/13	65,895	73,721
Altria Group Inc.	4.125%	9/11/15	425	464
Altria Group Inc.	9.700%	11/10/18	8,615	11,702
Altria Group Inc.	9.250%	8/6/19	19,050	25,656
Altria Group Inc.	9.950%	11/10/38	5,675	8,678
Altria Group Inc.	10.200%	2/6/39	25,775	40,126
AmerisourceBergen Corp.	5.875%	9/15/15	13,561	15,553
AmerisourceBergen Corp.	4.875%	11/15/19	4,000	4,489
AmerisourceBergen Corp.	3.500%	11/15/21	3,900	3,986
Amgen Inc.	1.875%	11/15/14	7,150	7,302
Amgen Inc.	4.850%	11/18/14	4,725	5,169
Amgen Inc.	2.300%	6/15/16	8,200	8,359
Amgen Inc.	2.500%	11/15/16	7,175	7,365

Amgen Inc.	5.850%	6/1/17	7,900	9,274
Amgen Inc.	5.700%	2/1/19	2,725	3,141
Amgen Inc.	3.450%	10/1/20	5,575	5,603
Amgen Inc.	4.100%	6/15/21	8,750	9,166
Amgen Inc.	3.875%	11/15/21	9,650	9,886
Amgen Inc.	6.375%	6/1/37	6,625	7,619
Amgen Inc.	6.900%	6/1/38	9,275	11,272
Amgen Inc.	6.400%	2/1/39	8,750	10,092
Amgen Inc.	5.750%	3/15/40	3,425	3,680
Amgen Inc.	4.950%	10/1/41	1,750	1,690
Amgen Inc.	5.150%	11/15/41	7,600	7,566
Amgen Inc.	5.650%	6/15/42	7,675	8,126
Anheuser-Busch Cos. LLC	5.600%	3/1/17	8,850	10,360
Anheuser-Busch Cos. LLC	5.500%	1/15/18	10,375	12,187
Anheuser-Busch Cos. LLC	6.800%	8/20/32	2,275	2,954
Anheuser-Busch Cos. LLC	5.750%	4/1/36	5,995	7,108
Anheuser-Busch Cos. LLC	6.450%	9/1/37	470	620
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	12,450	12,624
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	9,700	10,766
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	11,025	11,955
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	7,250	9,451
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	7,600	9,673
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	25,360	29,874
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	10,090	11,644
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	4,875	5,433
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,400	9,674
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	10,385	13,717
Archer-Daniels-Midland Co.	8.375%	4/15/17	525	671
Archer-Daniels-Midland Co.	5.450%	3/15/18	8,900	10,620
Archer-Daniels-Midland Co.	4.479%	3/1/21	31,600	35,515
Archer-Daniels-Midland Co.	5.935%	10/1/32	4,275	5,040
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,900	4,367
Archer-Daniels-Midland Co.	5.765%	3/1/41	11,835	14,114
6 Express Scripts Holding Co.	2.100%	2/12/15	4,400	4,442
6 Express Scripts Holding Co.	2.650%	2/15/17	12,350	12,446
6 Express Scripts Holding Co.	4.750%	11/15/21	9,280	9,891
6 Express Scripts Holding Co.	3.900%	2/15/22	3,950	3,998
6 Express Scripts Holding Co.	6.125%	11/15/41	4,825	5,370
AstraZeneca plc	5.400%	6/1/14	5,650	6,224
AstraZeneca plc	5.900%	9/15/17	12,710	15,279
AstraZeneca plc	6.450%	9/15/37	17,471	22,731
Avon Products Inc.	5.750%	3/1/18	1,982	2,197
Avon Products Inc.	6.500%	3/1/19	410	463
Baptist Health South Florida Obligated Group	4.590%	8/15/21	1,000	1,068
Baxter International Inc.	4.000%	3/1/14	1,350	1,435
Baxter International Inc.	5.900%	9/1/16	1,700	2,022
Baxter International Inc.	5.375%	6/1/18	5,000	5,919
Baxter International Inc.	6.250%	12/1/37	11,425	14,804
Beam Inc.	6.375%	6/15/14	1,403	1,541
Beam Inc.	5.375%	1/15/16	1,568	1,734
Beam Inc.	5.875%	1/15/36	2,600	2,566
Becton Dickinson and Co.	1.750%	11/8/16	1,175	1,188
Becton Dickinson and Co.	5.000%	5/15/19	1,125	1,295
Becton Dickinson and Co.	3.250%	11/12/20	5,005	5,168
Becton Dickinson and Co.	3.125%	11/8/21	11,765	11,866
Becton Dickinson and Co.	6.000%	5/15/39	1,000	1,203
Becton Dickinson and Co.	5.000%	11/12/40	100	107

Biogen Idec Inc.	6.875%	3/1/18	12,825	15,606
Boston Scientific Corp.	4.500%	1/15/15	6,000	6,436
Boston Scientific Corp.	6.250%	11/15/15	12,151	13,578
Boston Scientific Corp.	5.125%	1/12/17	10,000	10,995
Boston Scientific Corp.	6.000%	1/15/20	7,625	8,728
Boston Scientific Corp.	7.000%	11/15/35	6,500	7,752
Boston Scientific Corp.	7.375%	1/15/40	3,000	3,791
Bottling Group LLC	5.000%	11/15/13	10,125	10,840
Bottling Group LLC	6.950%	3/15/14	29,775	33,369
Bottling Group LLC	5.500%	4/1/16	18,975	21,970
Bottling Group LLC	5.125%	1/15/19	2,725	3,172
Bristol-Myers Squibb Co.	5.250%	8/15/13	965	1,027
Bristol-Myers Squibb Co.	5.450%	5/1/18	2,225	2,655
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	544
Bristol-Myers Squibb Co.	6.800%	11/15/26	150	200
Bristol-Myers Squibb Co.	5.875%	11/15/36	12,934	16,010
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,625	2,075
Bristol-Myers Squibb Co.	6.875%	8/1/97	1,030	1,386
Bunge Ltd. Finance Corp.	5.350%	4/15/14	2,025	2,151
Bunge Ltd. Finance Corp.	5.100%	7/15/15	7,625	8,169
Bunge Ltd. Finance Corp.	4.100%	3/15/16	3,775	3,939
Bunge Ltd. Finance Corp.	8.500%	6/15/19	14,950	18,219
Campbell Soup Co.	3.050%	7/15/17	1,425	1,529
Campbell Soup Co.	4.250%	4/15/21	4,500	4,938
Cardinal Health Inc.	4.000%	6/15/15	550	590
Cardinal Health Inc.	4.625%	12/15/20	6,500	7,140
CareFusion Corp.	5.125%	8/1/14	1,700	1,838
CareFusion Corp.	6.375%	8/1/19	8,215	9,555
Celgene Corp.	2.450%	10/15/15	1,975	2,018
Celgene Corp.	3.950%	10/15/20	1,325	1,354
Celgene Corp.	5.700%	10/15/40	1,650	1,732
Church & Dwight Co. Inc.	3.350%	12/15/15	2,375	2,489
Clorox Co.	5.000%	3/1/13	5,700	5,912
Clorox Co.	5.000%	1/15/15	1,725	1,876
Clorox Co.	3.550%	11/1/15	1,825	1,932
Clorox Co.	5.950%	10/15/17	13,265	15,371
Coca-Cola Co.	0.750%	11/15/13	7,000	7,027
Coca-Cola Co.	3.625%	3/15/14	5,675	5,991
Coca-Cola Co.	0.750%	3/13/15	4,975	4,961
Coca-Cola Co.	1.500%	11/15/15	7,490	7,618
Coca-Cola Co.	1.800%	9/1/16	9,600	9,785
Coca-Cola Co.	5.350%	11/15/17	5,750	6,849
Coca-Cola Co.	4.875%	3/15/19	9,525	10,939
Coca-Cola Co.	3.150%	11/15/20	7,700	8,024
Coca-Cola Co.	3.300%	9/1/21	14,750	15,255
Coca-Cola Enterprises Inc.	3.500%	9/15/20	1,050	1,068
Coca-Cola Enterprises Inc.	3.250%	8/19/21	1,575	1,556
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,550	1,667
Coca-Cola HBC Finance BV	5.125%	9/17/13	945	990
Coca-Cola HBC Finance BV	5.500%	9/17/15	8,150	9,008
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	10,850	12,180
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	375	410
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	6,361	9,123
Colgate-Palmolive Co.	0.600%	11/15/14	200	200
Colgate-Palmolive Co.	1.300%	1/15/17	9,375	9,380
Colgate-Palmolive Co.	2.625%	5/1/17	700	744
Colgate-Palmolive Co.	2.450%	11/15/21	3,400	3,356

ConAgra Foods Inc.	5.875%	4/15/14	1,040	1,136
ConAgra Foods Inc.	5.819%	6/15/17	951	1,073
ConAgra Foods Inc.	7.000%	4/15/19	500	589
ConAgra Foods Inc.	9.750%	3/1/21	129	173
ConAgra Foods Inc.	7.125%	10/1/26	1,000	1,201
ConAgra Foods Inc.	7.000%	10/1/28	1,020	1,218
ConAgra Foods Inc.	8.250%	9/15/30	4,750	6,039
Corn Products International Inc.	3.200%	11/1/15	650	673
Corn Products International Inc.	4.625%	11/1/20	885	930
Corn Products International Inc.	6.625%	4/15/37	1,625	1,836
Covidien International Finance SA	1.875%	6/15/13	15,840	16,003
Covidien International Finance SA	6.000%	10/15/17	4,445	5,338
Covidien International Finance SA	6.550%	10/15/37	9,518	12,273
CR Bard Inc.	6.700%	12/1/26	5,250	6,466
Delhaize Group SA	5.875%	2/1/14	2,425	2,606
Delhaize Group SA	5.700%	10/1/40	3,387	3,145
DENTSPLY International Inc.	2.750%	8/15/16	2,800	2,837
DENTSPLY International Inc.	4.125%	8/15/21	1,575	1,612
Diageo Capital plc	5.500%	9/30/16	1,275	1,497
Diageo Capital plc	5.750%	10/23/17	7,200	8,684
Diageo Capital plc	4.828%	7/15/20	2,430	2,763
Diageo Capital plc	5.875%	9/30/36	1,775	2,132
Diageo Finance BV	5.500%	4/1/13	5,326	5,585
Diageo Finance BV	3.250%	1/15/15	375	397
Diageo Finance BV	5.300%	10/28/15	7,026	8,013
Diageo Investment Corp.	7.450%	4/15/35	700	938
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	1,750	1,848
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,150	1,195
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	5,090	6,313
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	6,050	6,019
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	950	1,277
Eli Lilly & Co.	4.200%	3/6/14	2,400	2,563
Eli Lilly & Co.	5.200%	3/15/17	6,400	7,466
Eli Lilly & Co.	5.500%	3/15/27	5,750	6,900
Eli Lilly & Co.	5.550%	3/15/37	3,286	3,861
Eli Lilly & Co.	5.950%	11/15/37	800	995
Energizer Holdings Inc.	4.700%	5/19/21	3,450	3,574
Estee Lauder Cos. Inc.	6.000%	5/15/37	2,050	2,517
Express Scripts Inc.	6.250%	6/15/14	9,625	10,561
Express Scripts Inc.	3.125%	5/15/16	6,950	7,202
Express Scripts Inc.	7.250%	6/15/19	1,925	2,368
Flowers Foods Inc.	4.375%	4/1/22	2,900	2,880
Genentech Inc.	4.750%	7/15/15	2,615	2,917
Genentech Inc.	5.250%	7/15/35	2,675	2,975
General Mills Inc.	5.250%	8/15/13	17,925	19,018
General Mills Inc.	5.200%	3/17/15	835	933
General Mills Inc.	5.700%	2/15/17	30,050	35,440
General Mills Inc.	5.650%	2/15/19	14,917	17,686
Gilead Sciences Inc.	2.400%	12/1/14	2,200	2,273
Gilead Sciences Inc.	3.050%	12/1/16	2,175	2,264
Gilead Sciences Inc.	4.500%	4/1/21	9,525	10,080
Gilead Sciences Inc.	4.400%	12/1/21	5,000	5,248
Gilead Sciences Inc.	5.650%	12/1/41	7,650	8,120
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	11,025	11,555
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	20,800	22,383
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	33,510	40,304
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,500	4,000

GlaxoSmithKline Capital Inc.	6.375%	5/15/38	24,821	32,482
Hasbro Inc.	6.125%	5/15/14	6,900	7,494
Hasbro Inc.	6.300%	9/15/17	5,350	6,107
Hasbro Inc.	6.350%	3/15/40	9,306	9,970
Hershey Co.	5.450%	9/1/16	1,275	1,481
Hershey Co.	1.500%	11/1/16	3,975	4,000
Hershey Co.	4.125%	12/1/20	3,225	3,543
HJ Heinz Co.	5.350%	7/15/13	2,075	2,198
HJ Heinz Co.	2.000%	9/12/16	1,450	1,476
HJ Heinz Co.	1.500%	3/1/17	2,050	2,039
HJ Heinz Co.	3.125%	9/12/21	250	250
HJ Heinz Co.	2.850%	3/1/22	2,700	2,624
HJ Heinz Finance Co.	6.750%	3/15/32	3,325	4,026
Hormel Foods Corp.	4.125%	4/15/21	1,300	1,407
Hospira Inc.	5.900%	6/15/14	1,550	1,676
Hospira Inc.	6.400%	5/15/15	850	935
Hospira Inc.	6.050%	3/30/17	150	167
Hospira Inc.	5.600%	9/15/40	2,700	2,568
JM Smucker Co.	3.500%	10/15/21	2,150	2,179
Johnson & Johnson	5.550%	8/15/17	4,025	4,890
Johnson & Johnson	5.150%	7/15/18	20,675	24,867
Johnson & Johnson	6.950%	9/1/29	4,400	5,990
Johnson & Johnson	4.950%	5/15/33	5,025	5,733
Johnson & Johnson	5.950%	8/15/37	4,565	5,950
Johnson & Johnson	5.850%	7/15/38	1,625	2,086
Johnson & Johnson	4.500%	9/1/40	2,355	2,508
Kellogg Co.	5.125%	12/3/12	7,048	7,267
Kellogg Co.	4.450%	5/30/16	50	55
Kellogg Co.	4.150%	11/15/19	5,075	5,476
Kellogg Co.	4.000%	12/15/20	650	687
Kellogg Co.	7.450%	4/1/31	6,040	7,913
Kimberly-Clark Corp.	4.875%	8/15/15	5,250	5,859
Kimberly-Clark Corp.	6.125%	8/1/17	8,950	10,918
Kimberly-Clark Corp.	6.250%	7/15/18	175	216
Kimberly-Clark Corp.	3.625%	8/1/20	8,424	8,981
Kimberly-Clark Corp.	3.875%	3/1/21	425	457
Kimberly-Clark Corp.	2.400%	3/1/22	5,900	5,706
Kimberly-Clark Corp.	6.625%	8/1/37	1,475	1,998
Kimberly-Clark Corp.	5.300%	3/1/41	1,725	2,038
Koninklijke Philips Electronics NV	5.750%	3/11/18	10,100	11,762
Koninklijke Philips Electronics NV	3.750%	3/15/22	4,850	4,881
Koninklijke Philips Electronics NV	6.875%	3/11/38	4,225	5,117
Koninklijke Philips Electronics NV	5.000%	3/15/42	625	624
Kraft Foods Inc.	2.625%	5/8/13	13,250	13,507
Kraft Foods Inc.	5.250%	10/1/13	675	718
Kraft Foods Inc.	6.750%	2/19/14	150	166
Kraft Foods Inc.	4.125%	2/9/16	20,325	22,067
Kraft Foods Inc.	6.500%	8/11/17	12,248	14,770
Kraft Foods Inc.	6.125%	8/23/18	10,075	12,140
Kraft Foods Inc.	5.375%	2/10/20	67,115	77,420
Kraft Foods Inc.	6.500%	11/1/31	8,600	10,345
Kraft Foods Inc.	7.000%	8/11/37	9,425	11,910
Kraft Foods Inc.	6.875%	2/1/38	6,000	7,510
Kraft Foods Inc.	6.875%	1/26/39	1,300	1,626
Kraft Foods Inc.	6.500%	2/9/40	13,025	15,900
Kroger Co.	5.000%	4/15/13	3,700	3,860
Kroger Co.	4.950%	1/15/15	1,725	1,893

Kroger Co.	6.400%	8/15/17	840	1,013
Kroger Co.	6.800%	12/15/18	2,175	2,654
Kroger Co.	6.150%	1/15/20	15,895	19,270
Kroger Co.	7.700%	6/1/29	7,825	10,018
Kroger Co.	8.000%	9/15/29	1,425	1,877
Kroger Co.	7.500%	4/1/31	7,395	9,422
Kroger Co.	6.900%	4/15/38	6,300	7,798
Laboratory Corp. of America Holdings	5.625%	12/15/15	2,500	2,806
Laboratory Corp. of America Holdings	4.625%	11/15/20	200	212
Life Technologies Corp.	4.400%	3/1/15	4,350	4,651
Life Technologies Corp.	3.500%	1/15/16	11,185	11,493
Life Technologies Corp.	6.000%	3/1/20	4,300	4,925
Life Technologies Corp.	5.000%	1/15/21	2,200	2,371
Lorillard Tobacco Co.	8.125%	6/23/19	7,610	9,441
Lorillard Tobacco Co.	8.125%	5/1/40	4,000	4,828
Lorillard Tobacco Co.	7.000%	8/4/41	4,350	4,657
Mattel Inc.	2.500%	11/1/16	450	460
Mattel Inc.	5.450%	11/1/41	1,725	1,771
McCormick & Co. Inc.	3.900%	7/15/21	1,850	1,978
McKesson Corp.	6.500%	2/15/14	1,650	1,817
McKesson Corp.	3.250%	3/1/16	1,475	1,576
McKesson Corp.	5.700%	3/1/17	1,000	1,166
McKesson Corp.	4.750%	3/1/21	6,350	7,149
McKesson Corp.	6.000%	3/1/41	2,050	2,529
Mead Johnson Nutrition Co.	3.500%	11/1/14	6,825	7,140
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,925	3,276
Mead Johnson Nutrition Co.	5.900%	11/1/39	11,170	12,925
Medco Health Solutions Inc.	7.250%	8/15/13	600	646
Medco Health Solutions Inc.	2.750%	9/15/15	8,050	8,275
Medco Health Solutions Inc.	7.125%	3/15/18	14,138	16,928
Medtronic Inc.	4.500%	3/15/14	2,225	2,386
Medtronic Inc.	3.000%	3/15/15	10,050	10,675
Medtronic Inc.	4.750%	9/15/15	4,275	4,800
Medtronic Inc.	5.600%	3/15/19	1,150	1,361
Medtronic Inc.	4.450%	3/15/20	3,615	4,045
Medtronic Inc.	6.500%	3/15/39	2,440	3,157
Medtronic Inc.	5.550%	3/15/40	4,275	5,023
Medtronic Inc.	4.500%	3/15/42	4,050	4,084
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,100	1,119
Merck & Co. Inc.	5.300%	12/1/13	13,325	14,380
Merck & Co. Inc.	4.750%	3/1/15	1,450	1,612
Merck & Co. Inc.	4.000%	6/30/15	9,775	10,737
Merck & Co. Inc.	2.250%	1/15/16	34,525	35,823
Merck & Co. Inc.	6.000%	9/15/17	825	1,016
Merck & Co. Inc.	5.000%	6/30/19	3,975	4,681
Merck & Co. Inc.	3.875%	1/15/21	6,630	7,283
Merck & Co. Inc.	6.400%	3/1/28	4,130	5,255
Merck & Co. Inc.	5.950%	12/1/28	2,150	2,699
Merck & Co. Inc.	6.500%	12/1/33	5,563	7,468
Merck & Co. Inc.	5.750%	11/15/36	10,775	13,304
Merck & Co. Inc.	6.550%	9/15/37	10,800	14,683
Merck & Co. Inc.	5.850%	6/30/39	1,750	2,233
Newell Rubbermaid Inc.	4.700%	8/15/20	700	739
Novant Health Inc.	5.850%	11/1/19	6,125	6,871
Novartis Capital Corp.	1.900%	4/24/13	40,550	41,182
Novartis Capital Corp.	4.125%	2/10/14	33,225	35,345
Novartis Capital Corp.	2.900%	4/24/15	5,150	5,479

Novartis Capital Corp.	4.400%	4/24/20	400	453
Novartis Securities Investment Ltd.	5.125%	2/10/19	17,975	21,050
Pepsi Bottling Group Inc.	7.000%	3/1/29	9,649	12,982
PepsiAmericas Inc.	4.375%	2/15/14	825	878
PepsiAmericas Inc.	4.875%	1/15/15	1,400	1,550
PepsiAmericas Inc.	5.000%	5/15/17	3,800	4,436
PepsiCo Inc.	3.750%	3/1/14	8,350	8,844
PepsiCo Inc.	2.500%	5/10/16	500	523
PepsiCo Inc.	5.000%	6/1/18	14,700	17,179
PepsiCo Inc.	7.900%	11/1/18	4,003	5,378
PepsiCo Inc.	4.500%	1/15/20	7,275	8,215
PepsiCo Inc.	5.500%	1/15/40	6,500	7,640
PepsiCo Inc.	4.875%	11/1/40	4,000	4,321
PepsiCo Inc.	4.000%	3/5/42	5,375	5,080
PerkinElmer Inc.	5.000%	11/15/21	3,050	3,180
Pfizer Inc.	5.350%	3/15/15	44,225	50,063
Pfizer Inc.	6.200%	3/15/19	21,170	26,410
Pfizer Inc.	7.200%	3/15/39	18,825	27,061
Pharmacia Corp.	6.500%	12/1/18	550	689
Pharmacia Corp.	6.600%	12/1/28	1,750	2,242
Philip Morris International Inc.	4.875%	5/16/13	9,200	9,638
Philip Morris International Inc.	6.875%	3/17/14	41,275	46,211
Philip Morris International Inc.	2.500%	5/16/16	2,265	2,359
Philip Morris International Inc.	5.650%	5/16/18	9,805	11,694
Philip Morris International Inc.	4.125%	5/17/21	800	866
Philip Morris International Inc.	6.375%	5/16/38	17,180	21,304
Philip Morris International Inc.	4.375%	11/15/41	3,700	3,572
4 Procter & Gamble - Esop	9.360%	1/1/21	8,608	11,400
Procter & Gamble Co.	0.700%	8/15/14	3,150	3,161
Procter & Gamble Co.	4.950%	8/15/14	2,300	2,533
Procter & Gamble Co.	3.500%	2/15/15	7,750	8,328
Procter & Gamble Co.	1.800%	11/15/15	5,000	5,162
Procter & Gamble Co.	4.850%	12/15/15	1,250	1,425
Procter & Gamble Co.	1.450%	8/15/16	2,850	2,875
Procter & Gamble Co.	4.700%	2/15/19	2,860	3,333
Procter & Gamble Co.	2.300%	2/6/22	10,000	9,647
Procter & Gamble Co.	6.450%	1/15/26	3,875	5,066
Procter & Gamble Co.	5.500%	2/1/34	5,473	6,661
Procter & Gamble Co.	5.800%	8/15/34	225	284
Procter & Gamble Co.	5.550%	3/5/37	12,396	15,365
Quest Diagnostics Inc.	5.450%	11/1/15	6,375	7,142
Quest Diagnostics Inc.	6.400%	7/1/17	140	165
Quest Diagnostics Inc.	4.750%	1/30/20	250	272
Quest Diagnostics Inc.	4.700%	4/1/21	700	756
Quest Diagnostics Inc.	6.950%	7/1/37	4,170	5,009
Ralcorp Holdings Inc.	4.950%	8/15/20	5,725	5,709
Ralcorp Holdings Inc.	6.625%	8/15/39	1,390	1,410
Reynolds American Inc.	7.250%	6/1/13	6,575	7,002
Reynolds American Inc.	7.625%	6/1/16	6,250	7,508
Reynolds American Inc.	6.750%	6/15/17	5,836	6,950
Reynolds American Inc.	7.250%	6/15/37	3,840	4,454
Safeway Inc.	6.250%	3/15/14	6,400	7,035
Safeway Inc.	5.625%	8/15/14	1,855	2,032
Safeway Inc.	6.350%	8/15/17	700	814
Safeway Inc.	5.000%	8/15/19	950	1,013
Safeway Inc.	3.950%	8/15/20	4,650	4,610
Safeway Inc.	7.250%	2/1/31	9,877	11,618

Sanofi	1.625%	3/28/14	3,000	3,053
Sanofi	1.200%	9/30/14	5,250	5,302
Sanofi	2.625%	3/29/16	21,976	23,000
Sanofi	4.000%	3/29/21	9,871	10,764
Sara Lee Corp.	4.100%	9/15/20	350	353
Sara Lee Corp.	6.125%	11/1/32	150	154
St. Jude Medical Inc.	2.200%	9/15/13	4,900	4,991
St. Jude Medical Inc.	3.750%	7/15/14	10,275	10,899
St. Jude Medical Inc.	2.500%	1/15/16	550	568
St. Jude Medical Inc.	4.875%	7/15/19	1,525	1,715
Stryker Corp.	3.000%	1/15/15	2,100	2,211
Stryker Corp.	2.000%	9/30/16	3,875	3,956
Stryker Corp.	4.375%	1/15/20	2,425	2,656
Sysco Corp.	5.250%	2/12/18	3,625	4,280
Sysco Corp.	5.375%	9/21/35	6,375	7,434
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	3,850	3,935
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	1,125	1,136
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	775	880
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	5,005	6,121
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	5,075	5,335
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	3,400	3,424
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	2,575	2,614
Thermo Fisher Scientific Inc.	3.250%	11/20/14	13,700	14,546
Thermo Fisher Scientific Inc.	3.200%	5/1/15	5,825	6,200
Thermo Fisher Scientific Inc.	4.700%	5/1/20	725	811
Thermo Fisher Scientific Inc.	4.500%	3/1/21	200	224
Thermo Fisher Scientific Inc.	3.600%	8/15/21	600	631
Tupperware Brands Corp.	4.750%	6/1/21	700	715
Tyson Foods Inc.	10.500%	3/1/14	6,000	6,893
Unilever Capital Corp.	3.650%	2/15/14	6,275	6,635
Unilever Capital Corp.	4.800%	2/15/19	1,500	1,727
Unilever Capital Corp.	4.250%	2/10/21	6,870	7,807
Unilever Capital Corp.	5.900%	11/15/32	1,678	2,120
UST LLC	5.750%	3/1/18	2,700	2,958
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,600	4,927
Watson Pharmaceuticals Inc.	6.125%	8/15/19	4,625	5,199
Whirlpool Corp.	5.500%	3/1/13	12,000	12,465
Wyeth LLC	5.500%	2/1/14	11,761	12,826
Wyeth LLC	5.500%	2/15/16	2,475	2,858
Wyeth LLC	5.450%	4/1/17	925	1,101
Wyeth LLC	6.450%	2/1/24	1,500	1,951
Wyeth LLC	6.500%	2/1/34	3,450	4,489
Wyeth LLC	6.000%	2/15/36	7,425	9,285
Wyeth LLC	5.950%	4/1/37	25,245	31,862
Zimmer Holdings Inc.	1.400%	11/30/14	2,500	2,516
Zimmer Holdings Inc.	4.625%	11/30/19	1,075	1,185
Zimmer Holdings Inc.	3.375%	11/30/21	2,725	2,715
Zimmer Holdings Inc.	5.750%	11/30/39	4,340	4,961

Energy (1.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	3,400	3,956
Anadarko Finance Co.	7.500%	5/1/31	1,220	1,503
Anadarko Petroleum Corp.	7.625%	3/15/14	25,675	28,614
Anadarko Petroleum Corp.	5.750%	6/15/14	7,150	7,772
Anadarko Petroleum Corp.	5.950%	9/15/16	35,326	40,700
Anadarko Petroleum Corp.	6.375%	9/15/17	480	570

Anadarko Petroleum Corp.	6.950%	6/15/19	675	823
Anadarko Petroleum Corp.	6.450%	9/15/36	10,720	12,383
Anadarko Petroleum Corp.	7.950%	6/15/39	3,775	5,013
Anadarko Petroleum Corp.	6.200%	3/15/40	1,025	1,156
Apache Corp.	5.250%	4/15/13	1,774	1,860
Apache Corp.	6.000%	9/15/13	6,365	6,850
Apache Corp.	5.625%	1/15/17	700	823
Apache Corp.	6.900%	9/15/18	7,100	8,960
Apache Corp.	3.625%	2/1/21	1,700	1,792
Apache Corp.	6.000%	1/15/37	7,200	8,718
Apache Corp.	5.100%	9/1/40	11,900	12,879
Apache Corp.	5.250%	2/1/42	9,300	10,309
Apache Finance Canada Corp.	7.750%	12/15/29	1,075	1,511
Baker Hughes Inc.	7.500%	11/15/18	240	316
6 Baker Hughes Inc.	3.200%	8/15/21	3,675	3,713
Baker Hughes Inc.	6.875%	1/15/29	700	917
Baker Hughes Inc.	5.125%	9/15/40	14,465	16,363
BJ Services Co.	6.000%	6/1/18	2,825	3,337
BP Capital Markets plc	5.250%	11/7/13	17,375	18,581
BP Capital Markets plc	3.625%	5/8/14	5,625	5,920
BP Capital Markets plc	1.700%	12/5/14	2,300	2,345
BP Capital Markets plc	3.875%	3/10/15	9,985	10,720
BP Capital Markets plc	3.125%	10/1/15	17,375	18,357
BP Capital Markets plc	3.200%	3/11/16	20,000	21,154
BP Capital Markets plc	2.248%	11/1/16	7,650	7,841
BP Capital Markets plc	4.750%	3/10/19	11,725	13,179
BP Capital Markets plc	4.742%	3/11/21	14,300	16,012
BP Capital Markets plc	3.561%	11/1/21	7,335	7,557
Burlington Resources Finance Co.	7.200%	8/15/31	750	991
Burlington Resources Finance Co.	7.400%	12/1/31	4,275	5,773
Cameron International Corp.	6.375%	7/15/18	975	1,148
Cameron International Corp.	7.000%	7/15/38	100	124
Cameron International Corp.	5.950%	6/1/41	400	453
Canadian Natural Resources Ltd.	1.450%	11/14/14	1,300	1,317
Canadian Natural Resources Ltd.	4.900%	12/1/14	5,400	5,944
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,225	4,951
Canadian Natural Resources Ltd.	5.700%	5/15/17	8,801	10,433
Canadian Natural Resources Ltd.	3.450%	11/15/21	525	531
Canadian Natural Resources Ltd.	7.200%	1/15/32	4,800	6,217
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,865	7,057
Canadian Natural Resources Ltd.	6.500%	2/15/37	9,180	11,340
Canadian Natural Resources Ltd.	6.250%	3/15/38	800	977
Cenovus Energy Inc.	4.500%	9/15/14	4,625	4,986
Cenovus Energy Inc.	5.700%	10/15/19	4,575	5,449
Cenovus Energy Inc.	6.750%	11/15/39	21,450	27,617
Chevron Corp.	3.950%	3/3/14	6,165	6,564
Chevron Corp.	4.950%	3/3/19	14,025	16,564
ConocoPhillips	4.750%	2/1/14	5,125	5,491
ConocoPhillips	4.600%	1/15/15	12,000	13,214
ConocoPhillips	5.750%	2/1/19	20,525	24,899
ConocoPhillips	5.900%	10/15/32	9,151	11,121
ConocoPhillips	5.900%	5/15/38	6,542	8,104
ConocoPhillips	6.500%	2/1/39	4,000	5,270
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	28,725	33,705
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	2,150	2,589
ConocoPhillips Holding Co.	6.950%	4/15/29	9,390	12,551
Devon Energy Corp.	5.625%	1/15/14	8,800	9,546

Devon Energy Corp.	2.400%	7/15/16	750	771
Devon Energy Corp.	4.000%	7/15/21	1,250	1,334
Devon Energy Corp.	7.950%	4/15/32	1,125	1,583
Devon Energy Corp.	5.600%	7/15/41	2,400	2,688
Devon Financing Corp. ULC	7.875%	9/30/31	16,406	22,852
Diamond Offshore Drilling Inc.	5.150%	9/1/14	2,250	2,444
Diamond Offshore Drilling Inc.	4.875%	7/1/15	600	659
Diamond Offshore Drilling Inc.	5.875%	5/1/19	2,700	3,122
Diamond Offshore Drilling Inc.	5.700%	10/15/39	4,000	4,410
Encana Corp.	4.750%	10/15/13	75	79
Encana Corp.	5.900%	12/1/17	7,450	8,694
Encana Corp.	3.900%	11/15/21	6,450	6,282
Encana Corp.	7.200%	11/1/31	5,675	6,418
Encana Corp.	6.500%	8/15/34	8,325	8,834
Encana Corp.	6.625%	8/15/37	4,479	4,835
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,900	5,346
Eni USA Inc.	7.300%	11/15/27	355	449
Ensco plc	3.250%	3/15/16	4,000	4,169
Ensco plc	4.700%	3/15/21	9,500	10,232
EOG Resources Inc.	6.125%	10/1/13	650	700
EOG Resources Inc.	2.950%	6/1/15	5,350	5,638
EOG Resources Inc.	5.875%	9/15/17	3,025	3,626
EOG Resources Inc.	5.625%	6/1/19	850	1,000
EOG Resources Inc.	4.400%	6/1/20	2,875	3,166
EOG Resources Inc.	4.100%	2/1/21	9,500	10,273
EQT Corp.	6.500%	4/1/18	11,475	13,102
EQT Corp.	8.125%	6/1/19	325	385
Global Marine Inc.	7.000%	6/1/28	3,150	3,255
Halliburton Co.	6.150%	9/15/19	2,945	3,577
Halliburton Co.	6.700%	9/15/38	10,225	13,193
Halliburton Co.	7.450%	9/15/39	5,060	7,035
Halliburton Co.	4.500%	11/15/41	5,275	5,310
Hess Corp.	8.125%	2/15/19	10,725	13,787
Hess Corp.	7.875%	10/1/29	5,895	7,782
Hess Corp.	7.300%	8/15/31	4,510	5,715
Hess Corp.	7.125%	3/15/33	4,675	5,871
Hess Corp.	6.000%	1/15/40	6,518	7,427
Hess Corp.	5.600%	2/15/41	7,375	7,988
Husky Energy Inc.	5.900%	6/15/14	8,607	9,423
Husky Energy Inc.	6.150%	6/15/19	800	924
Husky Energy Inc.	7.250%	12/15/19	2,435	3,005
Husky Energy Inc.	6.800%	9/15/37	2,175	2,653
Kerr-McGee Corp.	6.950%	7/1/24	12,420	14,983
Kerr-McGee Corp.	7.875%	9/15/31	2,015	2,594
Marathon Oil Corp.	6.000%	10/1/17	10,475	12,229
Marathon Oil Corp.	5.900%	3/15/18	3,997	4,669
Marathon Oil Corp.	6.800%	3/15/32	7,367	8,913
Marathon Oil Corp.	6.600%	10/1/37	610	740
Marathon Petroleum Corp.	3.500%	3/1/16	3,000	3,113
Marathon Petroleum Corp.	5.125%	3/1/21	6,800	7,394
Marathon Petroleum Corp.	6.500%	3/1/41	4,000	4,343
Nabors Industries Inc.	6.150%	2/15/18	17,650	20,486
Nabors Industries Inc.	9.250%	1/15/19	3,025	3,893
Nabors Industries Inc.	5.000%	9/15/20	2,325	2,495
Nexen Inc.	6.200%	7/30/19	3,500	4,061
Nexen Inc.	7.875%	3/15/32	9,875	12,333
Nexen Inc.	5.875%	3/10/35	3,287	3,399

Nexen Inc.	6.400%	5/15/37	9,450	10,409
Nexen Inc.	7.500%	7/30/39	6,700	8,241
Noble Energy Inc.	8.250%	3/1/19	3,829	4,810
Noble Energy Inc.	4.150%	12/15/21	8,525	8,701
Noble Energy Inc.	8.000%	4/1/27	525	675
Noble Energy Inc.	6.000%	3/1/41	3,600	3,971
Noble Holding International Ltd.	3.450%	8/1/15	9,050	9,512
Noble Holding International Ltd.	3.050%	3/1/16	4,250	4,396
Noble Holding International Ltd.	4.900%	8/1/20	3,225	3,447
Noble Holding International Ltd.	4.625%	3/1/21	600	636
Noble Holding International Ltd.	3.950%	3/15/22	1,225	1,228
Noble Holding International Ltd.	6.200%	8/1/40	4,450	4,881
Noble Holding International Ltd.	6.050%	3/1/41	850	916
Noble Holding International Ltd.	5.250%	3/15/42	1,225	1,214
Occidental Petroleum Corp.	2.500%	2/1/16	9,675	10,122
Occidental Petroleum Corp.	1.750%	2/15/17	3,801	3,831
Occidental Petroleum Corp.	4.100%	2/1/21	14,700	15,955
Occidental Petroleum Corp.	3.125%	2/15/22	12,700	12,811
PC Financial Partnership	5.000%	11/15/14	8,100	8,848
Petro-Canada	4.000%	7/15/13	5,600	5,810
Petro-Canada	6.050%	5/15/18	6,075	7,276
Petro-Canada	7.875%	6/15/26	1,500	2,032
Petro-Canada	7.000%	11/15/28	1,175	1,422
Petro-Canada	5.350%	7/15/33	4,825	5,064
Petro-Canada	5.950%	5/15/35	6,850	7,891
Petro-Canada	6.800%	5/15/38	4,475	5,713
Petrohawk Energy Corp.	10.500%	8/1/14	1,725	1,910
Petrohawk Energy Corp.	7.875%	6/1/15	1,900	1,990
6 Phillips 66	1.950%	3/5/15	2,350	2,366
6 Phillips 66	2.950%	5/1/17	14,100	14,313
6 Phillips 66	4.300%	4/1/22	12,175	12,401
6 Phillips 66	5.875%	5/1/42	6,875	7,037
Pride International Inc.	8.500%	6/15/19	725	953
Pride International Inc.	6.875%	8/15/20	14,600	17,812
Pride International Inc.	7.875%	8/15/40	11,800	15,871
Rowan Cos. Inc.	7.875%	8/1/19	7,500	8,934
Shell International Finance BV	4.000%	3/21/14	52,575	56,029
Shell International Finance BV	3.100%	6/28/15	13,525	14,472
Shell International Finance BV	3.250%	9/22/15	3,600	3,881
Shell International Finance BV	5.200%	3/22/17	2,950	3,458
Shell International Finance BV	4.300%	9/22/19	27,250	30,887
Shell International Finance BV	4.375%	3/25/20	2,500	2,862
Shell International Finance BV	6.375%	12/15/38	13,494	17,811
Shell International Finance BV	5.500%	3/25/40	3,000	3,644
6 Southwestern Energy Co.	4.100%	3/15/22	3,350	3,317
Suncor Energy Inc.	6.100%	6/1/18	875	1,051
Suncor Energy Inc.	7.150%	2/1/32	4,885	6,118
Suncor Energy Inc.	5.950%	12/1/34	250	283
Suncor Energy Inc.	6.500%	6/15/38	29,905	36,975
Suncor Energy Inc.	6.850%	6/1/39	4,475	5,746
Talisman Energy Inc.	5.125%	5/15/15	1,125	1,229
Talisman Energy Inc.	7.750%	6/1/19	16,137	19,756
Talisman Energy Inc.	3.750%	2/1/21	1,285	1,263
Talisman Energy Inc.	7.250%	10/15/27	850	1,022
Talisman Energy Inc.	5.850%	2/1/37	6,500	6,888
Tosco Corp.	7.800%	1/1/27	900	1,251
Tosco Corp.	8.125%	2/15/30	15,350	21,752

Total Capital Canada Ltd.	1.625%	1/28/14	5,325	5,342
Total Capital SA	3.000%	6/24/15	19,075	19,801
Total Capital SA	2.300%	3/15/16	975	989
Total Capital SA	4.450%	6/24/20	6,925	7,385
Total Capital SA	4.125%	1/28/21	22,400	23,765
Transocean Inc.	4.950%	11/15/15	11,300	12,066
Transocean Inc.	6.000%	3/15/18	6,075	6,736
Transocean Inc.	6.500%	11/15/20	5,135	5,736
Transocean Inc.	7.500%	4/15/31	2,000	2,298
Transocean Inc.	6.800%	3/15/38	5,135	5,672
Transocean Inc.	7.350%	12/15/41	3,150	3,766
Valero Energy Corp.	4.750%	6/15/13	240	250
Valero Energy Corp.	4.500%	2/1/15	2,625	2,819
Valero Energy Corp.	9.375%	3/15/19	7,566	9,919
Valero Energy Corp.	6.125%	2/1/20	12,675	14,550
Valero Energy Corp.	7.500%	4/15/32	6,215	7,246
Valero Energy Corp.	6.625%	6/15/37	14,065	15,181
Valero Energy Corp.	10.500%	3/15/39	6,650	9,694
Weatherford International Inc.	6.350%	6/15/17	5,750	6,662
Weatherford International Inc.	6.800%	6/15/37	275	307
Weatherford International Ltd.	6.000%	3/15/18	8,325	9,444
Weatherford International Ltd.	9.625%	3/1/19	43,981	58,339
Weatherford International Ltd.	6.500%	8/1/36	925	1,018
Weatherford International Ltd.	7.000%	3/15/38	1,750	1,939
Williams Cos. Inc.	7.875%	9/1/21	694	865
Williams Cos. Inc.	7.500%	1/15/31	4,696	5,626
Williams Cos. Inc.	7.750%	6/15/31	1,085	1,298
Williams Cos. Inc.	8.750%	3/15/32	441	584
XTO Energy Inc.	5.750%	12/15/13	4,650	5,041
XTO Energy Inc.	6.250%	8/1/17	9,075	11,164

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	11,800	11,623
Cintas Corp. No 2	6.125%	12/1/17	1,625	1,905
Fluor Corp.	3.375%	9/15/21	3,125	3,136
Massachusetts Institute of Technology GO	5.600%	7/1/11	9,785	12,123

Technology (0.9%)
Adobe Systems Inc.	3.250%	2/1/15	4,525	4,774
Adobe Systems Inc.	4.750%	2/1/20	6,625	7,206
Agilent Technologies Inc.	5.500%	9/14/15	3,125	3,512
Agilent Technologies Inc.	6.500%	11/1/17	14,750	17,769
Amphenol Corp.	4.750%	11/15/14	4,125	4,473
Amphenol Corp.	4.000%	2/1/22	550	554
Analog Devices Inc.	5.000%	7/1/14	3,425	3,739
Analog Devices Inc.	3.000%	4/15/16	1,075	1,132
Applied Materials Inc.	2.650%	6/15/16	1,000	1,040
Applied Materials Inc.	4.300%	6/15/21	7,025	7,647
Applied Materials Inc.	5.850%	6/15/41	8,925	10,235
Arrow Electronics Inc.	6.875%	7/1/13	200	214
Arrow Electronics Inc.	3.375%	11/1/15	2,600	2,672
Arrow Electronics Inc.	5.125%	3/1/21	1,185	1,206
Avnet Inc.	6.625%	9/15/16	235	266
BMC Software Inc.	7.250%	6/1/18	2,300	2,725
Broadcom Corp.	2.700%	11/1/18	2,980	3,020
CA Inc.	5.375%	12/1/19	3,500	3,831
Cisco Systems Inc.	1.625%	3/14/14	9,167	9,352

Cisco Systems Inc.	2.900%	11/17/14	1,975	2,091
Cisco Systems Inc.	5.500%	2/22/16	12,090	14,012
Cisco Systems Inc.	3.150%	3/14/17	5,465	5,912
Cisco Systems Inc.	4.950%	2/15/19	24,989	28,860
Cisco Systems Inc.	4.450%	1/15/20	23,845	26,949
Cisco Systems Inc.	5.900%	2/15/39	19,865	23,930
Cisco Systems Inc.	5.500%	1/15/40	7,975	9,275
Computer Sciences Corp.	6.500%	3/15/18	2,200	2,392
Corning Inc.	6.625%	5/15/19	3,180	3,818
Corning Inc.	4.250%	8/15/20	300	318
Corning Inc.	7.250%	8/15/36	300	359
Corning Inc.	4.700%	3/15/37	3,450	3,299
Corning Inc.	5.750%	8/15/40	4,525	4,971
Dell Inc.	4.700%	4/15/13	5,875	6,119
Dell Inc.	1.400%	9/10/13	6,200	6,261
Dell Inc.	2.300%	9/10/15	1,675	1,733
Dell Inc.	3.100%	4/1/16	3,000	3,183
Dell Inc.	5.650%	4/15/18	3,225	3,755
Dell Inc.	5.875%	6/15/19	3,850	4,569
Dell Inc.	6.500%	4/15/38	7,600	9,026
Dun & Bradstreet Corp.	6.000%	4/1/13	4,725	4,948
Equifax Inc.	4.450%	12/1/14	2,175	2,307
Equifax Inc.	6.300%	7/1/17	1,075	1,223
Fiserv Inc.	3.125%	10/1/15	1,100	1,137
Fiserv Inc.	3.125%	6/15/16	1,025	1,050
Fiserv Inc.	6.800%	11/20/17	5,950	7,018
Google Inc.	2.125%	5/19/16	775	805
Google Inc.	3.625%	5/19/21	8,515	9,226
Harris Corp.	5.000%	10/1/15	3,675	4,005
Harris Corp.	5.950%	12/1/17	225	257
Harris Corp.	4.400%	12/15/20	1,725	1,779
Harris Corp.	6.150%	12/15/40	3,750	4,242
Hewlett-Packard Co.	1.250%	9/13/13	9,875	9,891
Hewlett-Packard Co.	6.125%	3/1/14	20,450	22,259
Hewlett-Packard Co.	1.550%	5/30/14	4,675	4,699
Hewlett-Packard Co.	4.750%	6/2/14	11,400	12,170
Hewlett-Packard Co.	2.625%	12/9/14	1,300	1,340
Hewlett-Packard Co.	2.350%	3/15/15	6,350	6,470
Hewlett-Packard Co.	2.125%	9/13/15	12,550	12,644
Hewlett-Packard Co.	2.200%	12/1/15	3,950	3,995
Hewlett-Packard Co.	2.650%	6/1/16	4,925	5,007
Hewlett-Packard Co.	3.000%	9/15/16	16,900	17,355
Hewlett-Packard Co.	3.300%	12/9/16	2,175	2,264
Hewlett-Packard Co.	5.400%	3/1/17	2,035	2,283
Hewlett-Packard Co.	2.600%	9/15/17	11,000	10,962
Hewlett-Packard Co.	5.500%	3/1/18	6,575	7,521
Hewlett-Packard Co.	3.750%	12/1/20	6,275	6,251
Hewlett-Packard Co.	4.300%	6/1/21	675	690
Hewlett-Packard Co.	4.375%	9/15/21	3,925	4,011
Hewlett-Packard Co.	4.650%	12/9/21	1,250	1,305
Hewlett-Packard Co.	4.050%	9/15/22	6,500	6,461
Hewlett-Packard Co.	6.000%	9/15/41	18,500	20,100
HP Enterprise Services LLC	6.000%	8/1/13	5,225	5,554
Intel Corp.	1.950%	10/1/16	4,625	4,756
Intel Corp.	3.300%	10/1/21	7,401	7,626
Intel Corp.	4.800%	10/1/41	17,200	18,157
International Business Machines Corp.	2.100%	5/6/13	1,000	1,018

International Business Machines Corp.	7.500%	6/15/13	3,150	3,407
International Business Machines Corp.	1.000%	8/5/13	18,000	18,125
International Business Machines Corp.	6.500%	10/15/13	200	218
International Business Machines Corp.	0.550%	2/6/15	8,000	7,927
International Business Machines Corp.	2.000%	1/5/16	2,000	2,058
International Business Machines Corp.	1.950%	7/22/16	35,775	36,640
International Business Machines Corp.	1.250%	2/6/17	4,000	3,957
International Business Machines Corp.	5.700%	9/14/17	35,351	42,331
International Business Machines Corp.	7.625%	10/15/18	6,475	8,643
International Business Machines Corp.	7.000%	10/30/25	965	1,296
International Business Machines Corp.	6.220%	8/1/27	5,350	6,792
International Business Machines Corp.	6.500%	1/15/28	600	773
International Business Machines Corp.	5.875%	11/29/32	875	1,096
International Business Machines Corp.	5.600%	11/30/39	16,629	20,231
Intuit Inc.	5.750%	3/15/17	1,900	2,188
Juniper Networks Inc.	3.100%	3/15/16	1,095	1,131
Juniper Networks Inc.	4.600%	3/15/21	1,500	1,591
Juniper Networks Inc.	5.950%	3/15/41	2,900	3,262
KLA-Tencor Corp.	6.900%	5/1/18	3,000	3,576
Lexmark International Inc.	5.900%	6/1/13	2,825	2,946
Lexmark International Inc.	6.650%	6/1/18	4,650	5,295
Maxim Integrated Products Inc.	3.450%	6/14/13	1,800	1,851
Microsoft Corp.	0.875%	9/27/13	8,168	8,230
Microsoft Corp.	2.950%	6/1/14	7,800	8,193
Microsoft Corp.	1.625%	9/25/15	7,920	8,161
Microsoft Corp.	4.200%	6/1/19	6,625	7,530
Microsoft Corp.	3.000%	10/1/20	12,920	13,613
Microsoft Corp.	5.200%	6/1/39	2,075	2,447
Microsoft Corp.	4.500%	10/1/40	5,543	5,895
Microsoft Corp.	5.300%	2/8/41	5,190	6,209
Motorola Solutions Inc.	6.000%	11/15/17	3,075	3,552
Motorola Solutions Inc.	7.500%	5/15/25	850	1,010
Nokia Oyj	5.375%	5/15/19	8,400	8,255
Nokia Oyj	6.625%	5/15/39	16,224	15,527
Oracle Corp.	4.950%	4/15/13	1,725	1,805
Oracle Corp.	5.250%	1/15/16	28,071	32,172
Oracle Corp.	5.750%	4/15/18	14,427	17,496
Oracle Corp.	5.000%	7/8/19	16,825	19,636
Oracle Corp.	3.875%	7/15/20	9,775	10,712
Oracle Corp.	6.500%	4/15/38	3,850	4,954
Oracle Corp.	6.125%	7/8/39	7,700	9,514
Oracle Corp.	5.375%	7/15/40	19,425	22,267
Pitney Bowes Inc.	3.875%	6/15/13	4,225	4,359
Pitney Bowes Inc.	4.875%	8/15/14	250	265
Pitney Bowes Inc.	4.750%	1/15/16	12,000	12,622
Pitney Bowes Inc.	5.750%	9/15/17	3,500	3,685
Pitney Bowes Inc.	6.250%	3/15/19	200	211
Pitney Bowes Inc.	5.250%	1/15/37	450	441
SAIC Inc.	4.450%	12/1/20	1,850	1,945
SAIC Inc.	5.950%	12/1/40	2,550	2,703
Science Applications International Corp.	5.500%	7/1/33	7,370	7,500
Symantec Corp.	2.750%	9/15/15	600	623
Symantec Corp.	4.200%	9/15/20	7,200	7,333
Texas Instruments Inc.	2.375%	5/16/16	3,425	3,575
Tyco Electronics Group SA	7.125%	10/1/37	14,100	17,888
Xerox Corp.	8.250%	5/15/14	6,525	7,369
Xerox Corp.	4.250%	2/15/15	19,875	21,114

Xerox Corp.	6.400%	3/15/16	8,045	9,172
Xerox Corp.	6.750%	2/1/17	3,050	3,526
Xerox Corp.	2.950%	3/15/17	650	658
Xerox Corp.	6.350%	5/15/18	11,850	13,744
Xerox Corp.	5.625%	12/15/19	7,575	8,425
Xerox Corp.	6.750%	12/15/39	675	762

Transportation (0.5%)
4 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	1/31/21	1,019	1,055
4 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	3,750	3,952
4 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	3,525	3,825
Burlington Northern Santa Fe LLC	7.000%	2/1/14	750	833
Burlington Northern Santa Fe LLC	5.650%	5/1/17	7,650	8,887
Burlington Northern Santa Fe LLC	5.750%	3/15/18	8,150	9,680
Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,800	3,925
Burlington Northern Santa Fe LLC	3.450%	9/15/21	3,875	3,928
Burlington Northern Santa Fe LLC	3.050%	3/15/22	4,350	4,280
Burlington Northern Santa Fe LLC	7.000%	12/15/25	6,711	8,676
Burlington Northern Santa Fe LLC	7.950%	8/15/30	80	107
Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,450	4,106
Burlington Northern Santa Fe LLC	6.150%	5/1/37	91	109
Burlington Northern Santa Fe LLC	5.750%	5/1/40	375	427
Burlington Northern Santa Fe LLC	5.050%	3/1/41	7,625	7,886
Burlington Northern Santa Fe LLC	5.400%	6/1/41	7,050	7,594
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,775	1,800
Burlington Northern Santa Fe LLC	4.400%	3/15/42	5,875	5,540
Canadian National Railway Co.	4.950%	1/15/14	1,875	2,013
Canadian National Railway Co.	5.800%	6/1/16	750	875
Canadian National Railway Co.	1.450%	12/15/16	1,825	1,815
Canadian National Railway Co.	5.850%	11/15/17	1,150	1,371
Canadian National Railway Co.	5.550%	3/1/19	2,160	2,580
Canadian National Railway Co.	2.850%	12/15/21	1,075	1,067
Canadian National Railway Co.	6.900%	7/15/28	2,375	3,173
Canadian National Railway Co.	6.250%	8/1/34	1,625	2,061
Canadian National Railway Co.	6.200%	6/1/36	2,675	3,382
Canadian National Railway Co.	6.375%	11/15/37	1,550	1,981
Canadian Pacific Railway Co.	4.450%	3/15/23	4,100	4,200
Canadian Pacific Railway Co.	7.125%	10/15/31	810	949
Canadian Pacific Railway Co.	5.950%	5/15/37	1,075	1,117
Canadian Pacific Railway Ltd.	5.750%	1/15/42	650	658
Con-way Inc.	6.700%	5/1/34	4,225	3,989
4 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	9/15/17	5,050	5,315
4 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	1,588	1,727
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	1,668	1,864
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	20,725	20,414
CSX Corp.	6.250%	4/1/15	8,425	9,710
CSX Corp.	7.900%	5/1/17	2,513	3,145
CSX Corp.	6.250%	3/15/18	13,350	15,995
CSX Corp.	7.375%	2/1/19	35,100	44,015
CSX Corp.	6.000%	10/1/36	5,931	6,755

CSX Corp.	6.150%	5/1/37	2,325	2,683
CSX Corp.	6.220%	4/30/40	5,887	6,955
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	8/10/22	8,118	8,869
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	10,001	11,401
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	3,670	3,881
JB Hunt Transport Services Inc.	3.375%	9/15/15	10,100	10,438
Norfolk Southern Corp.	5.257%	9/17/14	45	50
Norfolk Southern Corp.	5.750%	1/15/16	8,200	9,460
Norfolk Southern Corp.	7.700%	5/15/17	5,125	6,467
Norfolk Southern Corp.	5.750%	4/1/18	2,575	3,046
Norfolk Southern Corp.	5.900%	6/15/19	9,750	11,587
Norfolk Southern Corp.	3.250%	12/1/21	4,400	4,425
Norfolk Southern Corp.	5.590%	5/17/25	534	617
Norfolk Southern Corp.	7.800%	5/15/27	5,500	7,555
Norfolk Southern Corp.	5.640%	5/17/29	2,305	2,643
Norfolk Southern Corp.	7.250%	2/15/31	5,772	7,635
6 Norfolk Southern Corp.	4.837%	10/1/41	11,566	11,950
Norfolk Southern Corp.	6.000%	5/23/11	9,175	10,190
Norfolk Southern Railway Co.	9.750%	6/15/20	1,554	2,194
Ryder System Inc.	5.850%	3/1/14	1,725	1,859
Ryder System Inc.	3.150%	3/2/15	5,275	5,466
Ryder System Inc.	7.200%	9/1/15	3,650	4,252
Ryder System Inc.	3.600%	3/1/16	3,650	3,808
Ryder System Inc.	5.850%	11/1/16	8,425	9,576
Southwest Airlines Co.	5.250%	10/1/14	175	188
Southwest Airlines Co.	5.750%	12/15/16	3,800	4,188
Southwest Airlines Co.	5.125%	3/1/17	700	764
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	1,675	1,910
4 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	985	1,128
Union Pacific Corp.	4.000%	2/1/21	200	213
Union Pacific Corp.	4.163%	7/15/22	26,774	28,843
Union Pacific Corp.	6.625%	2/1/29	1,900	2,388
Union Pacific Corp.	5.780%	7/15/40	5,175	6,108
Union Pacific Corp.	4.750%	9/15/41	7,400	7,555
4 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	1,250	1,440
United Parcel Service Inc.	3.875%	4/1/14	10,175	10,817
United Parcel Service Inc.	5.500%	1/15/18	2,360	2,827
United Parcel Service Inc.	5.125%	4/1/19	5,850	6,978
United Parcel Service Inc.	3.125%	1/15/21	17,860	18,618
United Parcel Service Inc.	6.200%	1/15/38	4,650	6,028
				12,281,132
Utilities (2.3%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	2,300	2,854
Alabama Power Co.	5.200%	6/1/41	3,550	4,033
Alabama Power Co.	4.100%	1/15/42	4,875	4,665
Ameren Corp.	8.875%	5/15/14	1,000	1,134
Ameren Illinois Co.	6.125%	11/15/17	1,300	1,518
Ameren Illinois Co.	6.250%	4/1/18	4,425	5,187
Appalachian Power Co.	3.400%	5/24/15	5,250	5,519
Appalachian Power Co.	7.950%	1/15/20	350	459
Appalachian Power Co.	4.600%	3/30/21	5,975	6,516

Appalachian Power Co.	5.800%	10/1/35	950	1,082
Appalachian Power Co.	7.000%	4/1/38	700	901
Arizona Public Service Co.	5.800%	6/30/14	4,672	5,115
Arizona Public Service Co.	4.650%	5/15/15	2,925	3,203
Arizona Public Service Co.	8.750%	3/1/19	2,300	2,942
Arizona Public Service Co.	5.500%	9/1/35	3,580	3,979
Arizona Public Service Co.	4.500%	4/1/42	4,100	3,994
Atlantic City Electric Co.	7.750%	11/15/18	5,225	6,795
Baltimore Gas & Electric Co.	5.900%	10/1/16	3,525	4,092
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,700	1,719
Baltimore Gas & Electric Co.	6.350%	10/1/36	625	768
Carolina Power & Light Co.	5.125%	9/15/13	5,350	5,689
Carolina Power & Light Co.	5.300%	1/15/19	35,600	41,850
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	400	432
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	225	251
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	300	394
CenterPoint Energy Inc.	6.500%	5/1/18	70	83
Cleco Power LLC	6.500%	12/1/35	4,300	5,017
Cleco Power LLC	6.000%	12/1/40	4,075	4,552
Cleveland Electric Illuminating Co.	5.650%	12/15/13	175	187
Cleveland Electric Illuminating Co.	7.880%	11/1/17	2,677	3,339
Cleveland Electric Illuminating Co.	5.500%	8/15/24	900	1,024
Commonwealth Edison Co.	5.950%	8/15/16	11,630	13,695
Commonwealth Edison Co.	6.150%	9/15/17	13,650	16,404
Commonwealth Edison Co.	5.800%	3/15/18	2,975	3,555
Commonwealth Edison Co.	4.000%	8/1/20	2,175	2,347
Commonwealth Edison Co.	5.875%	2/1/33	490	587
Commonwealth Edison Co.	5.900%	3/15/36	2,686	3,243
Commonwealth Edison Co.	6.450%	1/15/38	9,205	11,861
Connecticut Light & Power Co.	6.350%	6/1/36	5,100	6,429
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	1,400	1,606
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	5,675	6,614
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	350	425
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,975	7,439
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,100	6,878
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,865	13,202
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,000	3,810
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,025	1,392
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,725	6,996
Consolidated Natural Gas Co.	5.000%	12/1/14	4,725	5,193
Constellation Energy Group Inc.	4.550%	6/15/15	8,631	9,343
Constellation Energy Group Inc.	5.150%	12/1/20	4,500	4,941
Constellation Energy Group Inc.	7.600%	4/1/32	2,415	3,123
Consumers Energy Co.	5.375%	4/15/13	4,100	4,297
Consumers Energy Co.	5.500%	8/15/16	1,800	2,064
Consumers Energy Co.	6.125%	3/15/19	550	662
Consumers Energy Co.	6.700%	9/15/19	5,000	6,287
Detroit Edison Co.	3.450%	10/1/20	1,700	1,771
Detroit Edison Co.	3.900%	6/1/21	1,575	1,682
Detroit Edison Co.	5.700%	10/1/37	950	1,127
Dominion Resources Inc.	1.800%	3/15/14	3,800	3,878
Dominion Resources Inc.	5.150%	7/15/15	15,608	17,565
Dominion Resources Inc.	2.250%	9/1/15	2,880	2,984
Dominion Resources Inc.	1.950%	8/15/16	5,450	5,517
Dominion Resources Inc.	6.000%	11/30/17	4,625	5,541
Dominion Resources Inc.	6.400%	6/15/18	290	355
Dominion Resources Inc.	8.875%	1/15/19	430	578

Dominion Resources Inc.	4.450%	3/15/21	10,000	11,055
Dominion Resources Inc.	6.300%	3/15/33	1,400	1,678
Dominion Resources Inc.	5.250%	8/1/33	2,575	2,849
Dominion Resources Inc.	5.950%	6/15/35	8,775	10,454
Dominion Resources Inc.	7.000%	6/15/38	425	575
Dominion Resources Inc.	4.900%	8/1/41	8,150	8,502
4 Dominion Resources Inc.	7.500%	6/30/66	3,775	3,964
DTE Energy Co.	6.375%	4/15/33	175	213
Duke Energy Carolinas LLC	5.750%	11/15/13	400	432
Duke Energy Carolinas LLC	4.300%	6/15/20	5,700	6,370
Duke Energy Carolinas LLC	6.000%	12/1/28	2,750	3,241
Duke Energy Carolinas LLC	6.450%	10/15/32	1,575	1,957
Duke Energy Carolinas LLC	6.100%	6/1/37	7,725	9,495
Duke Energy Carolinas LLC	6.000%	1/15/38	3,661	4,585
Duke Energy Carolinas LLC	6.050%	4/15/38	5,005	6,333
Duke Energy Carolinas LLC	5.300%	2/15/40	3,275	3,810
Duke Energy Carolinas LLC	4.250%	12/15/41	5,000	5,000
Duke Energy Corp.	6.300%	2/1/14	4,420	4,841
Duke Energy Corp.	3.950%	9/15/14	4,225	4,512
Duke Energy Corp.	3.350%	4/1/15	4,675	4,948
Duke Energy Corp.	2.150%	11/15/16	9,075	9,248
Duke Energy Corp.	5.050%	9/15/19	10,000	11,379
Duke Energy Indiana Inc.	5.000%	9/15/13	425	448
Duke Energy Indiana Inc.	6.050%	6/15/16	325	377
Duke Energy Indiana Inc.	6.120%	10/15/35	1,075	1,223
Duke Energy Indiana Inc.	6.350%	8/15/38	8,100	10,460
Duke Energy Indiana Inc.	6.450%	4/1/39	900	1,180
Duke Energy Indiana Inc.	4.200%	3/15/42	2,875	2,808
Duke Energy Ohio Inc.	2.100%	6/15/13	3,800	3,867
Duke Energy Ohio Inc.	5.450%	4/1/19	8	9
El Paso Electric Co.	6.000%	5/15/35	1,725	1,909
Empresa Nacional de Electricidad SA	8.350%	8/1/13	2,275	2,451
Enersis SA	7.375%	1/15/14	2,500	2,712
Entergy Arkansas Inc.	3.750%	2/15/21	2,500	2,566
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	8,675	9,965
Entergy Louisiana LLC	1.875%	12/15/14	1,900	1,945
Entergy Louisiana LLC	5.400%	11/1/24	325	378
Exelon Corp.	4.900%	6/15/15	7,000	7,649
Exelon Corp.	5.625%	6/15/35	1,100	1,191
Exelon Generation Co. LLC	5.350%	1/15/14	3,148	3,371
Exelon Generation Co. LLC	6.200%	10/1/17	2,755	3,234
Exelon Generation Co. LLC	4.000%	10/1/20	8,800	9,029
Exelon Generation Co. LLC	6.250%	10/1/39	1,175	1,372
FirstEnergy Corp.	7.375%	11/15/31	7,855	9,642
FirstEnergy Solutions Corp.	4.800%	2/15/15	6,825	7,378
FirstEnergy Solutions Corp.	6.050%	8/15/21	75	84
FirstEnergy Solutions Corp.	6.800%	8/15/39	2,800	3,136
Florida Power & Light Co.	5.550%	11/1/17	1,850	2,224
Florida Power & Light Co.	5.950%	10/1/33	225	279
Florida Power & Light Co.	5.625%	4/1/34	3,825	4,566
Florida Power & Light Co.	4.950%	6/1/35	550	606
Florida Power & Light Co.	5.400%	9/1/35	5,650	6,599
Florida Power & Light Co.	6.200%	6/1/36	3,650	4,673
Florida Power & Light Co.	5.650%	2/1/37	3,975	4,755
Florida Power & Light Co.	5.850%	5/1/37	1,675	2,083
Florida Power & Light Co.	5.950%	2/1/38	9,850	12,443
Florida Power & Light Co.	5.960%	4/1/39	1,175	1,494

Florida Power & Light Co.	4.125%	2/1/42	10,150	10,004
Florida Power Corp.	5.650%	6/15/18	3,100	3,731
Florida Power Corp.	6.350%	9/15/37	10,125	13,112
Florida Power Corp.	6.400%	6/15/38	6,600	8,616
Florida Power Corp.	5.650%	4/1/40	1,000	1,191
Georgia Power Co.	6.000%	11/1/13	3,000	3,253
Georgia Power Co.	3.000%	4/15/16	3,400	3,600
Georgia Power Co.	5.700%	6/1/17	16,444	19,626
Georgia Power Co.	5.650%	3/1/37	325	379
Georgia Power Co.	5.950%	2/1/39	4,025	4,879
Georgia Power Co.	5.400%	6/1/40	4,000	4,551
Georgia Power Co.	4.300%	3/15/42	5,500	5,409
Great Plains Energy Inc.	2.750%	8/15/13	3,000	3,060
Great Plains Energy Inc.	4.850%	6/1/21	1,200	1,266
Great Plains Energy Inc.	5.292%	6/15/22	7,800	8,340
Iberdrola International BV	6.750%	7/15/36	3,650	3,944
Indiana Michigan Power Co.	7.000%	3/15/19	625	762
Indiana Michigan Power Co.	6.050%	3/15/37	8,175	9,315
4 Integrys Energy Group Inc.	6.110%	12/1/66	4,990	4,990
Interstate Power & Light Co.	6.250%	7/15/39	2,400	3,016
Jersey Central Power & Light Co.	5.625%	5/1/16	8,700	9,722
Jersey Central Power & Light Co.	5.650%	6/1/17	1,925	2,211
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,600	2,693
Kansas City Power & Light Co.	6.050%	11/15/35	1,725	1,959
Kansas City Power & Light Co.	5.300%	10/1/41	5,450	5,762
4 Kansas Gas & Electric Co.	5.647%	3/29/21	150	162
Kentucky Utilities Co.	1.625%	11/1/15	750	763
Kentucky Utilities Co.	3.250%	11/1/20	3,550	3,654
Kentucky Utilities Co.	5.125%	11/1/40	2,410	2,731
LG&E and KU Energy LLC	2.125%	11/15/15	2,800	2,807
LG&E and KU Energy LLC	3.750%	11/15/20	3,655	3,647
Louisville Gas & Electric Co.	5.125%	11/15/40	2,075	2,352
Metropolitan Edison Co.	7.700%	1/15/19	5,236	6,520
MidAmerican Energy Co.	5.950%	7/15/17	1,825	2,167
MidAmerican Energy Co.	5.300%	3/15/18	450	525
MidAmerican Energy Co.	6.750%	12/30/31	4,650	5,995
MidAmerican Energy Co.	5.750%	11/1/35	1,400	1,639
MidAmerican Energy Holdings Co.	5.000%	2/15/14	1,175	1,264
MidAmerican Energy Holdings Co.	5.750%	4/1/18	8,575	10,102
MidAmerican Energy Holdings Co.	8.480%	9/15/28	600	848
MidAmerican Energy Holdings Co.	6.125%	4/1/36	33,924	40,292
MidAmerican Energy Holdings Co.	5.950%	5/15/37	9,250	10,839
MidAmerican Energy Holdings Co.	6.500%	9/15/37	2,390	2,992
Mississippi Power Co.	4.250%	3/15/42	2,750	2,709
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	5,775	6,121
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	2,265	2,432
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	6,750	7,340
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	4,600	5,347
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	11,585	13,530
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	21,280	30,741

National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	4,550	6,288
Nevada Power Co.	7.125%	3/15/19	16,965	21,250
Nevada Power Co.	6.650%	4/1/36	775	990
Nevada Power Co.	6.750%	7/1/37	6,627	8,553
Nevada Power Co.	5.375%	9/15/40	5,605	6,320
Nevada Power Co.	5.450%	5/15/41	900	1,017
NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	2,600	2,726
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	3,825	3,892
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	2,000	2,048
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	825	993
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	20,650	24,067
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,175	2,219
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	2,750	2,819
Northern States Power Co.	1.950%	8/15/15	2,225	2,292
Northern States Power Co.	5.250%	3/1/18	1,875	2,204
Northern States Power Co.	5.250%	7/15/35	325	375
Northern States Power Co.	6.250%	6/1/36	1,650	2,173
Northern States Power Co.	6.200%	7/1/37	5,425	7,053
Northern States Power Co.	5.350%	11/1/39	8,996	10,579
Northern States Power Co.	4.850%	8/15/40	525	578
NSTAR	4.500%	11/15/19	6,535	7,211
NSTAR Electric Co.	4.875%	4/15/14	2,600	2,805
NSTAR Electric Co.	5.625%	11/15/17	5,350	6,350
NSTAR Electric Co.	5.500%	3/15/40	2,950	3,464
Oglethorpe Power Corp.	5.950%	11/1/39	1,700	2,069
Oglethorpe Power Corp.	5.375%	11/1/40	4,800	5,372
Ohio Edison Co.	6.400%	7/15/16	3,800	4,353
Ohio Power Co.	5.750%	9/1/13	6,725	7,171
Ohio Power Co.	6.000%	6/1/16	3,275	3,759
Ohio Power Co.	5.850%	10/1/35	5,450	6,285
Oklahoma Gas & Electric Co.	5.850%	6/1/40	2,925	3,520
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,225	4,500
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	7,340	8,311
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,325	4,017
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	5,371	6,607
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,125	2,553
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,680	4,615
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,805	2,275
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	325	337
Pacific Gas & Electric Co.	4.800%	3/1/14	16,975	18,259
Pacific Gas & Electric Co.	5.625%	11/30/17	3,425	4,080
Pacific Gas & Electric Co.	3.500%	10/1/20	19,650	20,350
Pacific Gas & Electric Co.	4.250%	5/15/21	4,650	5,044
Pacific Gas & Electric Co.	6.050%	3/1/34	25,812	31,269
Pacific Gas & Electric Co.	5.800%	3/1/37	16,875	20,029
Pacific Gas & Electric Co.	6.350%	2/15/38	1,800	2,280
Pacific Gas & Electric Co.	6.250%	3/1/39	3,775	4,779
Pacific Gas & Electric Co.	5.400%	1/15/40	4,250	4,824
PacifiCorp	7.700%	11/15/31	1,174	1,678
PacifiCorp	5.250%	6/15/35	100	112
PacifiCorp	5.750%	4/1/37	150	178
PacifiCorp	6.250%	10/15/37	8,625	10,965
PacifiCorp	6.000%	1/15/39	875	1,080
PacifiCorp	4.100%	2/1/42	4,825	4,640
Peco Energy Co.	5.350%	3/1/18	675	797
Pennsylvania Electric Co.	6.050%	9/1/17	3,426	3,976

Pennsylvania Electric Co.	5.200%	4/1/20	10,400	11,231
Pennsylvania Electric Co.	6.150%	10/1/38	10,400	11,879
Pepco Holdings Inc.	2.700%	10/1/15	150	153
Potomac Electric Power Co.	6.500%	11/15/37	7,882	10,544
PPL Electric Utilities Corp.	3.000%	9/15/21	1,075	1,079
PPL Electric Utilities Corp.	6.250%	5/15/39	4,600	5,975
PPL Electric Utilities Corp.	5.200%	7/15/41	3,140	3,597
PPL Energy Supply LLC	6.300%	7/15/13	2,950	3,137
PPL Energy Supply LLC	5.400%	8/15/14	800	865
PPL Energy Supply LLC	6.200%	5/15/16	1,545	1,752
PPL Energy Supply LLC	6.500%	5/1/18	8,025	9,246
PPL Energy Supply LLC	4.600%	12/15/21	1,825	1,868
Progress Energy Inc.	6.050%	3/15/14	875	959
Progress Energy Inc.	4.875%	12/1/19	8,100	9,119
Progress Energy Inc.	7.750%	3/1/31	1,625	2,226
Progress Energy Inc.	7.000%	10/30/31	900	1,155
Progress Energy Inc.	6.000%	12/1/39	6,700	7,982
PSEG Power LLC	2.500%	4/15/13	1,775	1,806
PSEG Power LLC	5.000%	4/1/14	3,150	3,362
PSEG Power LLC	5.500%	12/1/15	14,230	15,984
PSEG Power LLC	2.750%	9/15/16	4,400	4,441
PSEG Power LLC	5.125%	4/15/20	1,701	1,865
PSEG Power LLC	4.150%	9/15/21	3,900	4,032
PSEG Power LLC	8.625%	4/15/31	350	496
Public Service Co. of Colorado	5.500%	4/1/14	165	180
Public Service Co. of Colorado	5.800%	8/1/18	1,475	1,765
Public Service Co. of Colorado	5.125%	6/1/19	8,825	10,258
Public Service Co. of Colorado	3.200%	11/15/20	1,775	1,836
Public Service Co. of Colorado	6.250%	9/1/37	2,325	3,026
Public Service Co. of Colorado	4.750%	8/15/41	2,925	3,164
Public Service Co. of Oklahoma	5.150%	12/1/19	100	113
Public Service Co. of Oklahoma	6.625%	11/15/37	4,675	5,789
Public Service Electric & Gas Co.	0.850%	8/15/14	2,500	2,506
Public Service Electric & Gas Co.	2.700%	5/1/15	3,300	3,469
Public Service Electric & Gas Co.	3.500%	8/15/20	500	529
Public Service Electric & Gas Co.	5.800%	5/1/37	4,600	5,694
Public Service Electric & Gas Co.	5.375%	11/1/39	1,772	2,091
Puget Sound Energy Inc.	5.483%	6/1/35	800	905
Puget Sound Energy Inc.	6.274%	3/15/37	5,175	6,489
Puget Sound Energy Inc.	5.757%	10/1/39	2,675	3,174
Puget Sound Energy Inc.	5.795%	3/15/40	1,515	1,809
Puget Sound Energy Inc.	5.764%	7/15/40	1,700	2,054
Puget Sound Energy Inc.	5.638%	4/15/41	3,025	3,602
Puget Sound Energy Inc.	4.434%	11/15/41	3,900	3,929
San Diego Gas & Electric Co.	5.300%	11/15/15	2,100	2,407
San Diego Gas & Electric Co.	5.350%	5/15/35	800	934
San Diego Gas & Electric Co.	6.000%	6/1/39	1,080	1,391
San Diego Gas & Electric Co.	4.500%	8/15/40	2,450	2,580
San Diego Gas & Electric Co.	3.950%	11/15/41	8,225	7,933
SCANA Corp.	4.750%	5/15/21	2,675	2,808
SCANA Corp.	4.125%	2/1/22	1,075	1,071
Scottish Power Ltd.	5.375%	3/15/15	4,000	4,332
Sierra Pacific Power Co.	6.000%	5/15/16	4,925	5,699
Sierra Pacific Power Co.	6.750%	7/1/37	4,250	5,515
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,710	2,107
South Carolina Electric & Gas Co.	6.625%	2/1/32	5,825	7,340
South Carolina Electric & Gas Co.	5.300%	5/15/33	220	240

South Carolina Electric & Gas Co.	6.050%	1/15/38	4,300	5,266
South Carolina Electric & Gas Co.	5.450%	2/1/41	4,200	4,797
South Carolina Electric & Gas Co.	4.350%	2/1/42	3,875	3,774
Southern California Edison Co.	5.000%	1/15/14	3,350	3,608
Southern California Edison Co.	4.650%	4/1/15	3,600	3,964
Southern California Edison Co.	5.000%	1/15/16	1,175	1,329
Southern California Edison Co.	3.875%	6/1/21	26,875	29,123
Southern California Edison Co.	6.650%	4/1/29	1,536	1,951
Southern California Edison Co.	6.000%	1/15/34	5,975	7,441
Southern California Edison Co.	5.750%	4/1/35	925	1,126
Southern California Edison Co.	5.350%	7/15/35	4,400	5,104
Southern California Edison Co.	5.550%	1/15/36	1,400	1,668
Southern California Edison Co.	5.625%	2/1/36	6,275	7,476
Southern California Edison Co.	5.550%	1/15/37	6,975	8,344
Southern California Edison Co.	5.950%	2/1/38	410	512
Southern California Edison Co.	4.500%	9/1/40	5,075	5,241
Southern California Edison Co.	3.900%	12/1/41	300	283
Southern Co.	4.150%	5/15/14	3,850	4,115
Southern Power Co.	4.875%	7/15/15	1,550	1,706
Southern Power Co.	5.150%	9/15/41	11,050	11,640
Southwestern Electric Power Co.	5.550%	1/15/17	400	449
Southwestern Electric Power Co.	5.875%	3/1/18	1,142	1,317
Southwestern Electric Power Co.	6.450%	1/15/19	3,625	4,303
Southwestern Electric Power Co.	6.200%	3/15/40	2,175	2,570
Tampa Electric Co.	6.100%	5/15/18	275	331
Tampa Electric Co.	6.550%	5/15/36	3,000	3,937
TECO Finance Inc.	4.000%	3/15/16	2,650	2,842
TECO Finance Inc.	6.572%	11/1/17	2,200	2,611
TECO Finance Inc.	5.150%	3/15/20	2,475	2,727
Toledo Edison Co.	6.150%	5/15/37	6,525	7,634
TransAlta Corp.	4.750%	1/15/15	1,050	1,120
TransAlta Corp.	6.650%	5/15/18	1,325	1,535
TransAlta Corp.	6.500%	3/15/40	650	675
Tucson Electric Power Co.	5.150%	11/15/21	2,125	2,238
UIL Holdings Corp.	4.625%	10/1/20	2,650	2,679
Union Electric Co.	6.700%	2/1/19	6,566	8,054
Union Electric Co.	5.300%	8/1/37	3,000	3,425
Union Electric Co.	8.450%	3/15/39	1,725	2,654
Virginia Electric and Power Co.	5.400%	1/15/16	1,300	1,490
Virginia Electric and Power Co.	5.400%	4/30/18	3,170	3,758
Virginia Electric and Power Co.	5.000%	6/30/19	3,500	4,031
Virginia Electric and Power Co.	2.950%	1/15/22	2,975	2,956
Virginia Electric and Power Co.	3.450%	9/1/22	250	258
Virginia Electric and Power Co.	6.000%	1/15/36	5,575	6,920
Virginia Electric and Power Co.	6.000%	5/15/37	2,100	2,619
Virginia Electric and Power Co.	6.350%	11/30/37	3,450	4,447
Virginia Electric and Power Co.	8.875%	11/15/38	675	1,074
Westar Energy Inc.	4.125%	3/1/42	4,600	4,421
Wisconsin Electric Power Co.	4.250%	12/15/19	4,600	5,102
Wisconsin Electric Power Co.	2.950%	9/15/21	2,500	2,510
Wisconsin Electric Power Co.	5.625%	5/15/33	1,025	1,219
Wisconsin Electric Power Co.	5.700%	12/1/36	825	1,005
4 Wisconsin Energy Corp.	6.250%	5/15/67	14,025	14,446
Wisconsin Power & Light Co.	5.000%	7/15/19	1,175	1,345
Wisconsin Power & Light Co.	6.375%	8/15/37	4,780	6,197
Xcel Energy Inc.	5.613%	4/1/17	592	681
Xcel Energy Inc.	4.700%	5/15/20	1,000	1,115

Xcel Energy Inc.	6.500%	7/1/36	3,050	3,788

Natural Gas (0.7%)
AGL Capital Corp.	5.250%	8/15/19	800	906
AGL Capital Corp.	3.500%	9/15/21	3,550	3,555
AGL Capital Corp.	5.875%	3/15/41	3,310	3,875
Atmos Energy Corp.	4.950%	10/15/14	3,320	3,612
Atmos Energy Corp.	8.500%	3/15/19	1,850	2,422
Atmos Energy Corp.	5.500%	6/15/41	5,700	6,500
Boardwalk Pipelines LP	5.500%	2/1/17	3,725	4,090
British Transco Finance Inc.	6.625%	6/1/18	2,235	2,681
Buckeye Partners LP	6.050%	1/15/18	350	395
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,566
CenterPoint Energy Resources Corp.	4.500%	1/15/21	4,226	4,503
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,750	1,987
DCP Midstream LLC	8.125%	8/16/30	200	252
DCP Midstream Operating LP	3.250%	10/1/15	3,325	3,357
DCP Midstream Operating LP	4.950%	4/1/22	1,650	1,657
El Paso Natural Gas Co.	5.950%	4/15/17	11,405	12,585
El Paso Natural Gas Co.	8.625%	1/15/22	6,755	8,380
Enbridge Energy Partners LP	6.500%	4/15/18	7,583	9,172
Enbridge Energy Partners LP	9.875%	3/1/19	7,975	10,607
Enbridge Energy Partners LP	7.500%	4/15/38	11,720	15,023
Enbridge Inc.	5.800%	6/15/14	175	191
Enbridge Inc.	5.600%	4/1/17	275	314
Energy Transfer Partners LP	6.000%	7/1/13	10,417	10,952
Energy Transfer Partners LP	8.500%	4/15/14	5,066	5,721
Energy Transfer Partners LP	5.950%	2/1/15	8,475	9,307
Energy Transfer Partners LP	6.125%	2/15/17	1,225	1,375
Energy Transfer Partners LP	6.700%	7/1/18	340	390
Energy Transfer Partners LP	9.000%	4/15/19	35,053	43,581
Energy Transfer Partners LP	6.625%	10/15/36	2,050	2,130
Energy Transfer Partners LP	7.500%	7/1/38	2,590	2,932
Energy Transfer Partners LP	6.050%	6/1/41	800	804
7 Enron Corp.	7.625%	9/10/04	1,600	—
7 Enron Corp.	6.625%	11/15/05	1,075	—
7 Enron Corp.	7.125%	5/15/07	6,846	1
7 Enron Corp.	6.875%	10/15/07	6,700	1
7 Enron Corp.	6.750%	8/1/09	5,145	1
Enterprise Products Operating LLC	5.650%	4/1/13	3,475	3,631
Enterprise Products Operating LLC	5.900%	4/15/13	2,175	2,277
Enterprise Products Operating LLC	9.750%	1/31/14	12,165	13,957
Enterprise Products Operating LLC	5.000%	3/1/15	3,185	3,491
Enterprise Products Operating LLC	6.300%	9/15/17	16,325	19,239
Enterprise Products Operating LLC	6.650%	4/15/18	2,425	2,901
Enterprise Products Operating LLC	6.500%	1/31/19	6,429	7,602
Enterprise Products Operating LLC	5.200%	9/1/20	335	374
Enterprise Products Operating LLC	6.875%	3/1/33	1,950	2,341
Enterprise Products Operating LLC	6.650%	10/15/34	8,400	9,994
Enterprise Products Operating LLC	7.550%	4/15/38	2,925	3,750
Enterprise Products Operating LLC	6.125%	10/15/39	5,160	5,790
Enterprise Products Operating LLC	6.450%	9/1/40	725	851
Enterprise Products Operating LLC	5.950%	2/1/41	1,400	1,543
Enterprise Products Operating LLC	5.700%	2/15/42	3,800	4,069
Enterprise Products Operating LLC	4.850%	8/15/42	4,675	4,434
7 HNG Internorth	9.625%	3/15/06	3,680	—
KeySpan Corp.	8.000%	11/15/30	50	67

Kinder Morgan Energy Partners LP	5.000%	12/15/13	12,425	13,192
Kinder Morgan Energy Partners LP	5.125%	11/15/14	1,925	2,107
Kinder Morgan Energy Partners LP	3.500%	3/1/16	300	315
Kinder Morgan Energy Partners LP	6.000%	2/1/17	230	265
Kinder Morgan Energy Partners LP	5.950%	2/15/18	24,975	29,115
Kinder Morgan Energy Partners LP	6.850%	2/15/20	10,025	11,920
Kinder Morgan Energy Partners LP	5.800%	3/1/21	4,250	4,838
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,455	2,836
Kinder Morgan Energy Partners LP	5.800%	3/15/35	100	103
Kinder Morgan Energy Partners LP	6.500%	2/1/37	13,225	14,565
Kinder Morgan Energy Partners LP	6.950%	1/15/38	5,600	6,366
Kinder Morgan Energy Partners LP	6.500%	9/1/39	6,000	6,626
Kinder Morgan Energy Partners LP	5.625%	9/1/41	8,500	8,642
Magellan Midstream Partners LP	5.650%	10/15/16	875	997
Magellan Midstream Partners LP	6.400%	7/15/18	5,000	5,995
Magellan Midstream Partners LP	6.550%	7/15/19	9,025	10,658
Magellan Midstream Partners LP	4.250%	2/1/21	3,920	4,074
Magellan Midstream Partners LP	6.400%	5/1/37	4,600	5,412
National Fuel Gas Co.	4.900%	12/1/21	550	568
National Grid plc	6.300%	8/1/16	8,600	9,939
Nisource Finance Corp.	5.400%	7/15/14	5,108	5,558
Nisource Finance Corp.	5.250%	9/15/17	925	1,029
Nisource Finance Corp.	6.400%	3/15/18	13,625	15,946
Nisource Finance Corp.	6.800%	1/15/19	150	177
Nisource Finance Corp.	5.450%	9/15/20	1,600	1,768
Nisource Finance Corp.	4.450%	12/1/21	3,750	3,911
Nisource Finance Corp.	6.125%	3/1/22	1,825	2,120
Nisource Finance Corp.	6.250%	12/15/40	2,225	2,461
Nisource Finance Corp.	5.950%	6/15/41	6,650	7,268
Nisource Finance Corp.	5.800%	2/1/42	4,475	4,767
NuStar Logistics LP	7.650%	4/15/18	4,825	5,710
ONEOK Inc.	5.200%	6/15/15	4,000	4,387
ONEOK Inc.	4.250%	2/1/22	1,000	1,012
ONEOK Inc.	6.000%	6/15/35	5,850	6,231
ONEOK Partners LP	3.250%	2/1/16	2,500	2,614
ONEOK Partners LP	6.150%	10/1/16	4,525	5,212
ONEOK Partners LP	8.625%	3/1/19	16,575	21,022
ONEOK Partners LP	6.650%	10/1/36	12,525	14,452
ONEOK Partners LP	6.850%	10/15/37	4,925	5,862
ONEOK Partners LP	6.125%	2/1/41	7,500	8,279
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	8,050	9,082
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	300	348
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	4,440	5,135
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	925	1,102
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	2,475	3,219
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	1,400	1,595
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	700	767
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	6,900	6,744
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	2,375	2,304
Questar Corp.	2.750%	2/1/16	600	612

Sempra Energy	2.000%	3/15/14	8,025	8,189
Sempra Energy	2.300%	4/1/17	5,925	6,001
Sempra Energy	6.150%	6/15/18	2,100	2,510
Sempra Energy	6.000%	10/15/39	17,405	20,760
Southern California Gas Co.	5.750%	11/15/35	950	1,160
6 Southern Natural Gas Co.	5.900%	4/1/17	4,990	5,649
Southern Natural Gas Co.	8.000%	3/1/32	5,832	7,208
Southern Union Co.	7.600%	2/1/24	3,810	4,524
Spectra Energy Capital LLC	5.500%	3/1/14	3,125	3,325
Spectra Energy Capital LLC	5.668%	8/15/14	150	162
Spectra Energy Capital LLC	6.200%	4/15/18	300	350
Spectra Energy Capital LLC	6.750%	2/15/32	2,250	2,535
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	750	869
Tennessee Gas Pipeline Co.	7.000%	10/15/28	120	135
Tennessee Gas Pipeline Co.	7.625%	4/1/37	1,342	1,607
Texas Gas Transmission LLC	4.600%	6/1/15	2,875	3,061
TransCanada PipeLines Ltd.	4.000%	6/15/13	3,950	4,108
TransCanada PipeLines Ltd.	0.875%	3/2/15	6,350	6,333
TransCanada PipeLines Ltd.	3.400%	6/1/15	500	535
TransCanada PipeLines Ltd.	6.500%	8/15/18	14,500	18,106
TransCanada PipeLines Ltd.	3.800%	10/1/20	7,900	8,505
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,055	3,471
TransCanada PipeLines Ltd.	5.850%	3/15/36	13,375	15,766
TransCanada PipeLines Ltd.	6.200%	10/15/37	7,425	9,187
TransCanada PipeLines Ltd.	7.250%	8/15/38	2,017	2,729
TransCanada PipeLines Ltd.	7.625%	1/15/39	354	500
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	11,971	12,390
Williams Partners LP	3.800%	2/15/15	2,900	3,080
Williams Partners LP	5.250%	3/15/20	36,145	39,916
Williams Partners LP	4.000%	11/15/21	4,050	4,131
Williams Partners LP	6.300%	4/15/40	2,920	3,377
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	11,225	13,504

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	10,200	11,810
American Water Capital Corp.	6.593%	10/15/37	5,645	6,529
United Utilities plc	5.375%	2/1/19	4,950	5,237
United Utilities plc	6.875%	8/15/28	850	930
Veolia Environnement SA	6.000%	6/1/18	6,495	7,281
Veolia Environnement SA	6.750%	6/1/38	825	917

				2,434,684
Total Corporate Bonds (Cost $20,789,326)				22,412,120
Sovereign Bonds (U.S. Dollar-Denominated) (4.5%)
African Development Bank	3.000%	5/27/14	17,625	18,442
African Development Bank	1.250%	9/2/16	6,850	6,856
African Development Bank	1.125%	3/15/17	7,350	7,275
Asian Development Bank	1.625%	7/15/13	23,725	24,096
Asian Development Bank	3.625%	9/5/13	23,500	24,459
Asian Development Bank	2.750%	5/21/14	18,145	18,990
Asian Development Bank	0.875%	6/10/14	5,350	5,388
Asian Development Bank	4.250%	10/20/14	5,875	6,377
Asian Development Bank	2.625%	2/9/15	30,175	31,846
Asian Development Bank	2.500%	3/15/16	15,000	15,828
Asian Development Bank	5.500%	6/27/16	5,175	6,119

Asian Development Bank	1.125%	3/15/17	19,500	19,487
Asian Development Bank	5.250%	6/12/17	600	716
Asian Development Bank	5.593%	7/16/18	3,528	4,264
Asian Development Bank	1.875%	10/23/18	11,250	11,439
Asian Development Bank	1.750%	3/21/19	3,550	3,555
Banco do Brasil SA	3.875%	1/23/17	3,125	3,206
China Development Bank Corp.	4.750%	10/8/14	3,700	3,915
China Development Bank Corp.	5.000%	10/15/15	1,450	1,597
Corp. Andina de Fomento	5.200%	5/21/13	2,400	2,496
Corp. Andina de Fomento	5.125%	5/5/15	800	859
Corp. Andina de Fomento	3.750%	1/15/16	6,125	6,389
Corp. Andina de Fomento	5.750%	1/12/17	16,625	18,565
Corp. Andina de Fomento	8.125%	6/4/19	21,300	26,475
Council Of Europe Development Bank	2.750%	2/10/15	5,675	5,938
Council Of Europe Development Bank	2.625%	2/16/16	6,950	7,293
Council Of Europe Development Bank	1.500%	2/22/17	11,950	11,817
8 Development Bank of Japan	4.250%	6/9/15	11,375	12,466
European Bank for Reconstruction &
Development	2.750%	4/20/15	19,100	20,124
European Bank for Reconstruction &
Development	1.625%	9/3/15	6,550	6,714
European Bank for Reconstruction &
Development	2.500%	3/15/16	8,100	8,544
European Bank for Reconstruction &
Development	1.375%	10/20/16	2,550	2,572
European Investment Bank	3.250%	5/15/13	35,700	36,568
European Investment Bank	1.875%	6/17/13	11,650	11,814
European Investment Bank	4.250%	7/15/13	33,575	35,092
European Investment Bank	1.250%	9/17/13	15,975	16,114
European Investment Bank	1.250%	2/14/14	3,400	3,441
European Investment Bank	2.375%	3/14/14	25,550	26,351
European Investment Bank	1.500%	5/15/14	39,400	40,020
European Investment Bank	4.625%	5/15/14	35,482	38,361
European Investment Bank	3.125%	6/4/14	53,200	55,912
European Investment Bank	1.125%	8/15/14	43,050	43,429
European Investment Bank	2.875%	1/15/15	15,400	16,208
European Investment Bank	2.750%	3/23/15	20,100	21,152
European Investment Bank	1.125%	4/15/15	34,400	34,571
European Investment Bank	1.625%	9/1/15	19,025	19,385
European Investment Bank	1.375%	10/20/15	19,325	19,504
European Investment Bank	4.875%	2/16/16	19,250	21,775
European Investment Bank	2.500%	5/16/16	29,250	30,558
European Investment Bank	2.125%	7/15/16	21,800	22,474
European Investment Bank	5.125%	9/13/16	18,700	21,708
European Investment Bank	1.250%	10/14/16	23,925	23,763
European Investment Bank	4.875%	1/17/17	25,625	29,631
European Investment Bank	1.750%	3/15/17	41,800	42,205
European Investment Bank	5.125%	5/30/17	28,695	33,870
European Investment Bank	1.625%	6/15/17	4,900	4,894
European Investment Bank	2.875%	9/15/20	18,400	18,474
European Investment Bank	4.000%	2/16/21	24,075	26,287
European Investment Bank	4.875%	2/15/36	300	323
Export Development Canada	3.500%	5/16/13	9,600	9,938
Export Development Canada	3.125%	4/24/14	225	238
Export Development Canada	2.250%	5/28/15	3,500	3,668
Export Development Canada	1.250%	10/26/16	12,750	12,864
Export-Import Bank of Korea	8.125%	1/21/14	18,550	20,441

Export-Import Bank of Korea	5.875%	1/14/15	19,025	20,748
Export-Import Bank of Korea	5.125%	3/16/15	2,500	2,677
Export-Import Bank of Korea	4.125%	9/9/15	4,925	5,160
Export-Import Bank of Korea	3.750%	10/20/16	11,550	11,955
Export-Import Bank of Korea	4.000%	1/11/17	6,000	6,270
Export-Import Bank of Korea	5.125%	6/29/20	5,700	6,096
Export-Import Bank of Korea	4.375%	9/15/21	3,725	3,769
Export-Import Bank of Korea	5.000%	4/11/22	3,950	4,193
Federative Republic of Brazil	10.250%	6/17/13	2,200	2,446
Federative Republic of Brazil	7.875%	3/7/15	8,200	9,775
Federative Republic of Brazil	6.000%	1/17/17	51,180	60,751
4 Federative Republic of Brazil	8.000%	1/15/18	16,287	19,463
Federative Republic of Brazil	5.875%	1/15/19	42,825	51,176
Federative Republic of Brazil	8.875%	10/14/19	11,650	16,397
Federative Republic of Brazil	4.875%	1/22/21	36,550	41,218
Federative Republic of Brazil	8.875%	4/15/24	3,125	4,773
Federative Republic of Brazil	8.875%	4/15/24	1,500	2,282
Federative Republic of Brazil	8.750%	2/4/25	12,550	18,982
Federative Republic of Brazil	10.125%	5/15/27	12,325	20,503
Federative Republic of Brazil	8.250%	1/20/34	16,525	24,994
Federative Republic of Brazil	7.125%	1/20/37	16,881	22,922
Federative Republic of Brazil	11.000%	8/17/40	13,300	17,556
Federative Republic of Brazil	5.625%	1/7/41	25,825	29,802
Hydro Quebec	7.500%	4/1/16	2,155	2,670
Hydro Quebec	2.000%	6/30/16	24,775	25,458
Hydro Quebec	8.400%	1/15/22	2,675	3,785
Hydro Quebec	8.050%	7/7/24	3,115	4,471
Hydro Quebec	8.500%	12/1/29	700	1,083
Inter-American Development Bank	1.625%	7/15/13	1,000	1,012
Inter-American Development Bank	3.000%	4/22/14	23,700	24,908
Inter-American Development Bank	2.250%	7/15/15	8,100	8,491
Inter-American Development Bank	4.250%	9/14/15	7,395	8,204
Inter-American Development Bank	5.125%	9/13/16	6,900	8,055
Inter-American Development Bank	1.375%	10/18/16	350	354
Inter-American Development Bank	1.125%	3/15/17	20,000	19,961
Inter-American Development Bank	2.375%	8/15/17	22,800	23,898
Inter-American Development Bank	1.750%	8/24/18	4,900	4,927
Inter-American Development Bank	4.250%	9/10/18	2,950	3,407
Inter-American Development Bank	3.875%	9/17/19	57,400	65,385
Inter-American Development Bank	3.875%	2/14/20	6,425	7,262
Inter-American Development Bank	7.000%	6/15/25	2,775	3,837
International Bank for Reconstruction &
Development	1.750%	7/15/13	17,275	17,562
International Bank for Reconstruction &
Development	3.500%	10/8/13	29,250	30,570
International Bank for Reconstruction &
Development	0.500%	11/26/13	28,900	28,948
International Bank for Reconstruction &
Development	2.375%	5/26/15	43,425	45,602
International Bank for Reconstruction &
Development	2.125%	3/15/16	44,275	46,183
International Bank for Reconstruction &
Development	5.000%	4/1/16	18,325	21,009
International Bank for Reconstruction &
Development	1.000%	9/15/16	12,750	12,707
International Bank for Reconstruction &
Development	0.875%	4/17/17	62,575	61,705

International Bank for Reconstruction &
Development	7.625%	1/19/23	3,350	4,780
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,050	1,718
International Bank for Reconstruction &
Development	4.750%	2/15/35	1,150	1,351
International Finance Corp.	3.500%	5/15/13	7,100	7,319
International Finance Corp.	3.000%	4/22/14	26,437	27,784
International Finance Corp.	2.750%	4/20/15	10,375	10,980
International Finance Corp.	2.250%	4/11/16	8,700	9,100
International Finance Corp.	1.125%	11/23/16	28,950	29,011
International Finance Corp.	2.125%	11/17/17	14,975	15,438
8 Japan Bank for International Cooperation	4.250%	6/18/13	20,850	21,654
8 Japan Bank for International Cooperation	2.875%	2/2/15	16,150	17,041
8 Japan Bank for International Cooperation	2.500%	1/21/16	6,100	6,379
8 Japan Bank for International Cooperation	2.500%	5/18/16	6,100	6,351
8 Japan Bank for International Cooperation	2.250%	7/13/16	12,125	12,567
8 Japan Finance Organization for Municipalities	4.625%	4/21/15	6,850	7,568
8 Japan Finance Organization for Municipalities	5.000%	5/16/17	4,000	4,619
8 Japan Finance Organization for Municipalities	4.000%	1/13/21	9,200	10,151
9 KFW	3.500%	5/16/13	13,525	13,971
9 KFW	1.375%	7/15/13	31,350	31,742
9 KFW	4.000%	10/15/13	23,825	25,051
9 KFW	1.375%	1/13/14	19,175	19,404
9 KFW	3.500%	3/10/14	22,925	24,182
9 KFW	1.500%	4/4/14	13,675	13,906
9 KFW	4.125%	10/15/14	2,550	2,772
9 KFW	2.750%	10/21/14	15,275	16,086
9 KFW	1.000%	1/12/15	48,000	48,252
9 KFW	2.625%	3/3/15	28,625	30,037
9 KFW	1.250%	10/26/15	11,575	11,652
9 KFW	2.625%	2/16/16	27,900	29,517
9 KFW	5.125%	3/14/16	36,250	41,641
9 KFW	2.000%	6/1/16	38,400	39,723
9 KFW	1.250%	10/5/16	27,075	27,018
9 KFW	4.875%	1/17/17	680	790
9 KFW	1.250%	2/15/17	40,225	39,982
9 KFW	4.375%	3/15/18	17,975	20,521
9 KFW	4.500%	7/16/18	14,325	16,542
9 KFW	4.875%	6/17/19	24,825	29,100
9 KFW	4.000%	1/27/20	36,200	40,522
9 KFW	2.750%	9/8/20	45,900	46,868
9 KFW	0.000%	4/18/36	18,450	7,361
Korea Development Bank	5.750%	9/10/13	9,940	10,473
Korea Development Bank	8.000%	1/23/14	10,800	11,874
Korea Development Bank	4.375%	8/10/15	6,275	6,602
Korea Development Bank	3.250%	3/9/16	12,800	12,941
Korea Development Bank	4.000%	9/9/16	4,250	4,419
Korea Development Bank	3.875%	5/4/17	5,900	6,085
Korea Electric Power Corp.	7.750%	4/1/13	6,075	6,376
Korea Finance Corp.	3.250%	9/20/16	11,100	11,133
Korea Finance Corp.	4.625%	11/16/21	5,975	6,140
Landesbank Baden-Wuerttemberg	7.625%	2/1/23	300	373
9 Landwirtschaftliche Rentenbank	4.125%	7/15/13	18,125	18,840
9 Landwirtschaftliche Rentenbank	3.125%	7/15/15	11,395	12,192
9 Landwirtschaftliche Rentenbank	4.875%	11/16/15	9,250	10,517
9 Landwirtschaftliche Rentenbank	2.500%	2/15/16	2,675	2,802

9	Landwirtschaftliche Rentenbank	2.125%	7/15/16	10,750	11,082
9	Landwirtschaftliche Rentenbank	5.000%	11/8/16	76	88
9	Landwirtschaftliche Rentenbank	5.125%	2/1/17	9,775	11,404
9	Landwirtschaftliche Rentenbank	1.875%	9/17/18	4,500	4,453
	United Mexican States	3.625%	3/15/22	14,550	14,866
	Nordic Investment Bank	2.625%	10/6/14	9,600	10,034
	Nordic Investment Bank	2.500%	7/15/15	9,200	9,672
	Nordic Investment Bank	2.250%	3/15/16	3,175	3,300
	Nordic Investment Bank	5.000%	2/1/17	5,200	6,103
	Nordic Investment Bank	1.000%	3/7/17	1,650	1,640
	North American Development Bank	4.375%	2/11/20	2,600	2,858
[10] Oesterreichische Kontrollbank AG		1.375%	1/21/14	975	984
[10] Oesterreichische Kontrollbank AG		4.500%	3/9/15	125	136
[10] Oesterreichische Kontrollbank AG		1.750%	10/5/15	5,300	5,344
[10] Oesterreichische Kontrollbank AG		2.000%	6/3/16	10,700	10,829
[10] Oesterreichische Kontrollbank AG		5.000%	4/25/17	13,570	15,549
	Pemex Project Funding Master Trust	5.750%	3/1/18	34,775	39,313
	Pemex Project Funding Master Trust	6.625%	6/15/35	22,171	24,941
	Pemex Project Funding Master Trust	6.625%	6/15/38	5,975	6,791
	Petrobras International Finance Co. - Pifco	2.875%	2/6/15	2,150	2,205
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	12,200	12,799
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	14,263	16,206
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	5,700	5,833
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	30,500	34,342
	Petrobras International Finance Co. - Pifco	8.375%	12/10/18	10,250	12,955
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	21,208	26,289
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	7,252	8,037
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	18,400	19,805
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	13,700	16,077
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	20,575	24,099
	Petroleos Mexicanos	4.875%	3/15/15	13,550	14,707
	Petroleos Mexicanos	8.000%	5/3/19	5,200	6,567
	Petroleos Mexicanos	6.000%	3/5/20	10,825	12,342
	Petroleos Mexicanos	5.500%	1/21/21	5,120	5,665
6	Petroleos Mexicanos	4.875%	1/24/22	5,100	5,342
	Petroleos Mexicanos	6.500%	6/2/41	26,925	30,129
6	Petroleos Mexicanos	6.500%	6/2/41	400	448
6	Petronas Capital Ltd.	5.250%	8/12/19	1,000	1,120
	Province of British Columbia	2.850%	6/15/15	15,300	16,284
	Province of British Columbia	2.100%	5/18/16	22,000	23,058
	Province of British Columbia	2.650%	9/22/21	1,250	1,268
	Province of Manitoba	2.125%	4/22/13	4,850	4,935
	Province of Manitoba	2.625%	7/15/15	8,750	9,234
	Province of Manitoba	4.900%	12/6/16	13,200	15,167
	Province of Manitoba	1.300%	4/3/17	700	695
	Province of New Brunswick	2.750%	6/15/18	14,750	15,489
	Province of Nova Scotia	2.375%	7/21/15	8,000	8,340
	Province of Nova Scotia	5.125%	1/26/17	3,500	4,064
	Province of Ontario	1.375%	1/27/14	16,575	16,822
	Province of Ontario	4.100%	6/16/14	27,670	29,752
	Province of Ontario	2.950%	2/5/15	5,080	5,362
	Province of Ontario	2.700%	6/16/15	23,375	24,655
	Province of Ontario	1.875%	9/15/15	10,300	10,619
	Province of Ontario	4.750%	1/19/16	5,375	6,063
	Province of Ontario	5.450%	4/27/16	30,325	35,319
	Province of Ontario	2.300%	5/10/16	5,450	5,672
	Province of Ontario	1.600%	9/21/16	10,350	10,494

Province of Ontario	3.150%	12/15/17	13,000	13,918
Province of Ontario	3.000%	7/16/18	8,475	9,000
Province of Ontario	4.000%	10/7/19	21,225	23,513
Province of Ontario	4.400%	4/14/20	20,575	23,497
Province of Saskatchewan	7.375%	7/15/13	1,375	1,492
Quebec	4.875%	5/5/14	4,125	4,485
Quebec	4.600%	5/26/15	7,600	8,468
Quebec	5.125%	11/14/16	21,200	24,674
Quebec	4.625%	5/14/18	11,800	13,699
Quebec	3.500%	7/29/20	16,450	17,587
Quebec	2.750%	8/25/21	16,325	16,377
Quebec	7.125%	2/9/24	905	1,228
Quebec	7.500%	9/15/29	7,877	11,494
6 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	350	377
6 Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	350	413
Region of Lombardy Italy	5.804%	10/25/32	6,395	4,655
Republic of Canada	2.375%	9/10/14	4,524	4,735
Republic of Canada	0.875%	2/14/17	12,850	12,744
Republic of Chile	3.875%	8/5/20	8,850	9,484
Republic of Chile	3.250%	9/14/21	1,000	1,008
Republic of China	4.750%	10/29/13	5,700	6,020
Republic of Columbia	8.250%	12/22/14	3,200	3,755
Republic of Columbia	7.375%	1/27/17	18,075	22,323
Republic of Columbia	7.375%	3/18/19	13,300	17,024
Republic of Columbia	11.750%	2/25/20	3,350	5,326
Republic of Columbia	4.375%	7/12/21	14,675	15,959
Republic of Columbia	8.125%	5/21/24	5,600	7,910
Republic of Columbia	7.375%	9/18/37	9,722	13,586
Republic of Columbia	6.125%	1/18/41	25,075	30,318
Republic of Finland	6.950%	2/15/26	1,905	2,642
Republic of Italy	4.375%	6/15/13	125	129
Republic of Italy	2.125%	9/16/13	11,750	11,794
Republic of Italy	4.500%	1/21/15	20,400	21,088
Republic of Italy	3.125%	1/26/15	24,800	24,676
Republic of Italy	4.750%	1/25/16	24,850	25,471
Republic of Italy	5.250%	9/20/16	31,126	32,138
Republic of Italy	5.375%	6/12/17	9,150	9,436
Republic of Italy	6.875%	9/27/23	11,600	12,050
Republic of Italy	5.375%	6/15/33	16,575	15,953
Republic of Korea	4.250%	6/1/13	19,300	19,907
Republic of Korea	5.750%	4/16/14	8,700	9,392
Republic of Korea	4.875%	9/22/14	625	672
Republic of Korea	7.125%	4/16/19	8,013	9,911
Republic of Korea	5.625%	11/3/25	1,425	1,622
Republic of Panama	5.200%	1/30/20	20,125	22,959
Republic of Panama	7.125%	1/29/26	14,150	18,819
Republic of Panama	8.875%	9/30/27	650	990
Republic of Panama	9.375%	4/1/29	800	1,272
4 Republic of Panama	6.700%	1/26/36	14,965	19,350
Republic of Peru	7.125%	3/30/19	20,700	26,341
Republic of Peru	7.350%	7/21/25	9,875	13,479
Republic of Peru	8.750%	11/21/33	11,392	17,485
4 Republic of Peru	6.550%	3/14/37	12,250	15,649
Republic of Peru	5.625%	11/18/50	16,275	18,214
Republic of Poland	5.250%	1/15/14	1,695	1,792
Republic of Poland	3.875%	7/16/15	14,900	15,626
Republic of Poland	5.000%	10/19/15	2,875	3,134

Republic of Poland	6.375%	7/15/19	38,200	44,407
Republic of Poland	5.125%	4/21/21	11,425	12,168
Republic of Poland	5.000%	3/23/22	13,600	14,391
Republic of South Africa	6.500%	6/2/14	2,425	2,671
Republic of South Africa	6.875%	5/27/19	14,875	17,924
Republic of South Africa	5.500%	3/9/20	11,650	13,033
Republic of South Africa	4.665%	1/17/24	16,925	17,369
Republic of South Africa	6.250%	3/8/41	6,900	8,004
State of Israel	4.625%	6/15/13	2,375	2,460
State of Israel	5.125%	3/1/14	800	849
State of Israel	5.500%	11/9/16	8,100	9,159
State of Israel	5.125%	3/26/19	18,700	20,632
State of Israel	4.000%	6/30/22	5,550	5,507
Statoil ASA	3.875%	4/15/14	7,250	7,721
Statoil ASA	2.900%	10/15/14	4,625	4,864
Statoil ASA	1.800%	11/23/16	3,550	3,595
Statoil ASA	3.125%	8/17/17	7,000	7,499
Statoil ASA	5.250%	4/15/19	11,825	13,850
Statoil ASA	3.150%	1/23/22	6,350	6,419
Statoil ASA	7.750%	6/15/23	25	34
Statoil ASA	7.250%	9/23/27	5,375	7,130
6 Statoil ASA	6.500%	12/1/28	975	1,212
Statoil ASA	7.150%	1/15/29	2,950	3,901
Statoil ASA	5.100%	8/17/40	5,700	6,363
Statoil ASA	4.250%	11/23/41	2,550	2,546
Svensk Exportkredit AB	3.250%	9/16/14	7,775	8,149
Svensk Exportkredit AB	1.750%	10/20/15	13,000	13,108
Svensk Exportkredit AB	2.125%	7/13/16	7,950	8,063
Svensk Exportkredit AB	5.125%	3/1/17	1,350	1,524
6 Temasek Financial I Ltd.	5.375%	11/23/39	500	595
United Mexican States	5.875%	2/17/14	28,775	31,192
United Mexican States	6.625%	3/3/15	433	495
United Mexican States	11.375%	9/15/16	4,775	6,769
United Mexican States	5.625%	1/15/17	37,179	42,886
United Mexican States	5.950%	3/19/19	24,400	29,207
United Mexican States	5.125%	1/15/20	5,050	5,795
United Mexican States	8.300%	8/15/31	24,300	36,025
United Mexican States	6.750%	9/27/34	75,821	97,430
United Mexican States	6.050%	1/11/40	9,665	11,598
United Mexican States	4.750%	3/8/44	7,900	7,745
United Mexican States	5.750%	10/12/10	6,500	6,578
Total Sovereign Bonds (Cost $4,490,023)				4,777,293
Taxable Municipal Bonds (1.0%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	200	241
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	1,000	1,332
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	950	1,053
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	4,775	4,998
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	1,750	1,926
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	1,525	1,944
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	8,600	11,933

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	2,375	2,895
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	5,329
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	6,250	8,046
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,200	1,599
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	8,800	11,562
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.262%	7/1/39	1,650	1,966
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	6.276%	8/15/41	1,525	1,732
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.134%	8/15/42	100	117
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	4.794%	8/15/46	2,300	2,563
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	7,650	8,120
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	2,250	2,507
California GO	5.250%	4/1/14	3,775	4,080
California GO	5.750%	3/1/17	10,750	12,394
California GO	6.200%	3/1/19	1,400	1,628
California GO	6.200%	10/1/19	11,175	13,071
California GO	5.700%	11/1/21	10,000	11,334
California GO	7.500%	4/1/34	22,550	28,570
California GO	7.950%	3/1/36	500	585
California GO	5.650%	4/1/39	3,775	3,963
California GO	7.550%	4/1/39	1,240	1,593
California GO	7.300%	10/1/39	4,810	6,022
California GO	7.350%	11/1/39	21,900	27,579
California GO	7.625%	3/1/40	8,250	10,679
California GO	7.600%	11/1/40	9,150	11,838
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,500	1,820
Chicago IL Board of Education GO	6.319%	11/1/29	3,125	3,556
Chicago IL Board of Education GO	6.138%	12/1/39	650	720
Chicago IL GO	7.781%	1/1/35	1,850	2,350
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	9,350	11,226
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	1,450	1,597
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,500	1,833
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	2,850	3,224
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	7,125	8,559
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	1,700	2,053
Chicago IL Water Revenue	6.742%	11/1/40	2,150	2,682

Clark County NV Airport Revenue	6.881%	7/1/42	1,475	1,662
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	6,375	7,741
Connecticut GO	5.090%	10/1/30	8,600	9,459
Connecticut GO	5.850%	3/15/32	5,375	6,516
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	3,300	3,673
Cook County IL GO	6.229%	11/15/34	1,950	2,218
Curators of the University of Missouri System
Facilities Revenue	5.960%	11/1/39	3,000	3,771
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	3,000	3,710
Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,553
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	7,850	8,692
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,050	1,350
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,700	5,318
Dallas TX Independent School District GO	6.450%	2/15/35	3,850	4,654
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	1,325	1,599
Denver CO Public Schools Revenue (City &
County of Denver School District No. 1)
COP	7.017%	12/15/37	2,100	2,572
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,125	1,352
District of Columbia Income Tax Revenue	5.582%	12/1/35	1,600	1,930
East Baton Rouge LA Sewer Commission
Revenue	6.087%	2/1/45	2,300	2,490
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	2,100	2,637
George Washington University District of
Columbia GO	3.485%	9/15/22	8,400	8,513
Georgia GO	4.503%	11/1/25	5,900	6,714
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	8,325	9,345
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	5,980	6,680
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	3,425	3,556
Harvard University Massachusetts GO	4.875%	10/15/40	7,600	8,642
Howard Hughes Medical Institute Maryland
GO	3.450%	9/1/14	4,050	4,317
Illinois GO	4.071%	1/1/14	9,600	9,952
Illinois GO	4.511%	3/1/15	11,650	12,245
Illinois GO	5.365%	3/1/17	15,950	17,330
Illinois GO	4.950%	6/1/23	13,275	13,476
Illinois GO	5.100%	6/1/33	45,329	42,919
Illinois GO	6.630%	2/1/35	2,800	3,060
Illinois GO	6.725%	4/1/35	5,275	5,822
Illinois GO	7.350%	7/1/35	550	643
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	880	1,053
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	1,650	1,903
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	9,700	12,046
[11] Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	4,300	4,550
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	800	825

Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	1,700	2,227
Los Angeles CA Community College District
GO	6.600%	8/1/42	5,325	6,879
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	2,200	2,590
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	6,350	7,650
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	1,550	1,735
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	2,700	3,575
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	350	464
Los Angeles CA Unified School District GO	5.750%	7/1/34	9,225	10,604
Los Angeles CA Unified School District GO	6.758%	7/1/34	7,175	9,183
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	5,200	6,173
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	4,300	5,374
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	2,250	2,845
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University)	5.250%	7/1/19	7,950	9,377
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	2,100	2,611
Massachusetts GO	4.200%	12/1/21	5,000	5,587
Massachusetts GO	4.500%	8/1/31	500	533
Massachusetts GO	5.456%	12/1/39	4,600	5,523
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	2,550	3,165
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,000	1,255
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	2,825	3,241
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	2,350	2,763
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	2,625	3,001
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,375	1,528
Metropolitan Water District of Southern
California Water Revenue	6.947%	7/1/40	1,650	1,961
Mississippi GO	5.245%	11/1/34	1,375	1,566
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	1,650	1,946
New Hampshire Health & Educational
Facilities Authority Revenue (Dartmouth
College)	4.750%	6/1/19	1,185	1,361
[12] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	14,250	17,819
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.700%	3/1/39	3,625	4,614
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	12,075	13,627

New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	3,500	3,922
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	575	740
New Jersey Turnpike Authority Revenue	4.252%	1/1/16	200	215
[13] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	2,350	2,474
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	13,900	19,826
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,500	4,811
New York City NY GO	6.246%	6/1/35	2,150	2,352
New York City NY GO	5.968%	3/1/36	3,200	3,921
New York City NY GO	5.985%	12/1/36	1,650	1,993
New York City NY GO	5.517%	10/1/37	8,000	9,267
New York City NY GO	5.846%	6/1/40	2,100	2,564
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	1,400	1,738
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	450	561
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	3,753
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,356
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	4,400	5,181
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	15,645	19,776
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	6,300	8,109
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	2,125	2,514
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	8,950	10,470
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,955	15,288
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	975	1,166
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.548%	11/15/31	700	834
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	2,175	2,500
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	4,170	5,121
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	6,900	7,976
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	3,150	3,549
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	2,000	2,326
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	1,425	1,611
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	5,675	6,654
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	1,600	1,919
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	3,050	3,927
Ohio State University General Receipts
Revenue	4.910%	6/1/40	4,400	4,893

Ohio State University General Receipts
Revenue	4.800%	6/1/11	2,675	2,703
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,741
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	2,090	2,762
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	2,425	2,936
Oregon GO	5.762%	6/1/23	1,950	2,377
Oregon GO	5.892%	6/1/27	2,725	3,300
[13] Oregon School Boards Association GO	4.759%	6/30/28	2,075	2,257
[11] Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,322
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	3,450	3,389
Pennsylvania GO	4.650%	2/15/26	2,875	3,226
Pennsylvania GO	5.350%	5/1/30	7,400	8,116
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	2,600	2,914
Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	400	477
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,450	1,603
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	1,475	1,639
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	2,550	3,102
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	11,550	13,462
Puerto Rico Government Development Bank
GO	3.670%	5/1/14	4,000	4,080
Puerto Rico Government Development Bank
GO	4.704%	5/1/16	3,450	3,564
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	3,500	4,373
Rutgers State University NJ Revenue	5.665%	5/1/40	1,850	2,172
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	1,900	2,115
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	4,325	5,454
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	2,725	3,306
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	4,650	5,699
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	5,500	5,639
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	2,320	2,953
San Francisco CA City & County Public Utility
Commission Water Revenue	6.000%	11/1/40	4,950	5,868
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	8,900	10,478
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	2,000	2,675
Texas GO	5.517%	4/1/39	3,000	3,707
Texas Transportation Commission Revenue	5.028%	4/1/26	2,100	2,510
Texas Transportation Commission Revenue	5.178%	4/1/30	5,025	5,864
Texas Transportation Commission Revenue	4.631%	4/1/33	6,450	7,108
Texas Transportation Commission Revenue	4.681%	4/1/40	2,750	3,025
Tufts University Massachusetts GO	5.017%	4/15/12	8,325	8,421

University of California Regents Medical
Center Revenue	6.548%	5/15/48	4,250	5,220
University of California Regents Medical
Center Revenue	6.583%	5/15/49	2,575	3,172
University of California Revenue	0.887%	7/1/13	1,250	1,258
University of California Revenue	6.270%	5/15/31	500	561
University of California Revenue	5.770%	5/15/43	1,000	1,176
University of California Revenue	5.946%	5/15/45	13,100	15,309
University of California Revenue	4.858%	5/15/12	18,000	17,498
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	1,700	2,001
University of Pennsylvania	4.674%	9/1/12	10,350	10,188
University of Southern California Revenue	5.250%	10/1/11	3,900	4,408
University of Virginia Revenue	6.200%	9/1/39	3,000	4,068
Utah GO	4.554%	7/1/24	2,425	2,787
Utah GO	3.539%	7/1/25	6,300	6,690
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	400	512
Washington Convention Center Public
Facilities District Revenue	6.790%	7/1/40	400	471
Washington GO	5.090%	8/1/33	9,025	10,177
Washington GO	5.481%	8/1/39	770	927
Washington GO	5.140%	8/1/40	6,035	6,991
[11] Wisconsin GO	4.800%	5/1/13	2,525	2,646
[11] Wisconsin GO	5.700%	5/1/26	2,800	3,170
Total Taxable Municipal Bonds (Cost $909,456)				1,040,958
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (4.5%)
Money Market Fund (4.5%)
[14] Vanguard Market Liquidity Fund
(Cost $4,761,632)	0.123%		4,761,631,519	4,761,632
Total Investments (103.6%) (Cost $103,868,892)				109,535,709
Other Assets and Liabilities-Net (-3.6%)				(3,834,381)
Net Assets (100%)				105,701,328

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2012.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate value of these securities was $321,016,000, representing 0.3% of net assets.
7 Non-income-producing security--security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).

14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Total Bond Market Index Fund

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	73,780,640	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,763,066	—
Corporate Bonds	—	22,412,117	3
Sovereign Bonds	—	4,777,293	—
Taxable Municipal Bonds	—	1,040,958	—
Temporary Cash Investments	4,761,632	—	—
Total	4,761,632	104,774,074	3

E. At March 31, 2012, the cost of investment securities for tax purposes was $103,868,892,000. Net unrealized appreciation of investment securities for tax purposes was $5,666,817,000, consisting of unrealized gains of $5,783,415,000 on securities that had risen in value since their purchase and $116,598,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Inflation-Protected Securities Fund

Schedule of Investments
As of March 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.7%)
U.S. Government Securities (99.7%)
1 United States Treasury Inflation Indexed
Bonds	0.625%	4/15/13	495,000	544,598
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/13	876,875	1,138,819
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/14	1,564,100	2,050,301
United States Treasury Inflation Indexed
Bonds	1.250%	4/15/14	1,227,000	1,393,831
United States Treasury Inflation Indexed
Bonds	2.000%	7/15/14	822,845	1,077,743
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/15	859,215	1,111,264
United States Treasury Inflation Indexed
Bonds	0.500%	4/15/15	1,553,600	1,722,714
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/15	717,725	932,814
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/16	698,750	901,102
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/16	2,144,000	2,325,143
United States Treasury Inflation Indexed
Bonds	2.500%	7/15/16	378,425	495,876
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/17	700,525	922,080
United States Treasury Inflation Indexed
Bonds	2.625%	7/15/17	1,324,025	1,740,115
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/18	785,600	976,278
United States Treasury Inflation Indexed
Bonds	1.375%	7/15/18	936,500	1,126,656
United States Treasury Inflation Indexed
Bonds	2.125%	1/15/19	701,850	886,378
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/19	862,750	1,087,879
United States Treasury Inflation Indexed
Bonds	1.375%	1/15/20	1,010,000	1,214,984
United States Treasury Inflation Indexed
Bonds	1.250%	7/15/20	1,141,100	1,353,512
United States Treasury Inflation Indexed
Bonds	1.125%	1/15/21	1,920,000	2,238,127
United States Treasury Inflation Indexed
Bonds	0.625%	7/15/21	1,624,000	1,765,924
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/22	1,080,000	1,106,421
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/25	1,213,770	1,854,543
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/26	1,041,698	1,456,571

United States Treasury Inflation Indexed
Bonds	2.375%	1/15/27	907,389	1,307,514
United States Treasury Inflation Indexed
Bonds	1.750%	1/15/28	767,125	988,860
United States Treasury Inflation Indexed
Bonds	3.625%	4/15/28	683,890	1,412,314
United States Treasury Inflation Indexed
Bonds	2.500%	1/15/29	657,700	915,137
United States Treasury Inflation Indexed
Bonds	3.875%	4/15/29	924,200	1,960,809
United States Treasury Inflation Indexed
Bonds	3.375%	4/15/32	41,500	80,561
United States Treasury Inflation Indexed
Bonds	2.125%	2/15/40	546,630	751,853
United States Treasury Inflation Indexed
Bonds	2.125%	2/15/41	1,027,500	1,399,507
United States Treasury Inflation Indexed
Bonds	0.750%	2/15/42	544,800	519,945
Total U.S. Government and Agency Obligations (Cost $36,168,848)				40,760,173
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
2 Vanguard Market Liquidity Fund (Cost
$19,539)	0.123%		19,538,796	19,539

Total Investments (99.7%) (Cost $36,188,387)				40,779,712
Other Assets and Liabilities-Net (0.3%)				114,383
Net Assets (100%)				40,894,095

1 Securities with a value of $5,312,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Inflation-Protected Securities Fund

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2012	(2,200)	(484,309)	44
10-Year U.S. Treasury Note	June 2012	(850)	(110,062)	57

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	40,760,173	—
Temporary Cash Investments	19,539	—	—
Futures Contracts—Assets[1]	874	—	—
Futures Contracts—Liabilities[1]	(753)	—	—
Total	19,660	40,760,173	—
1 Represents variation margin on the last day of the reporting period.

D. At March 31, 2012, the cost of investment securities for tax purposes was $36,294,111,000. Net unrealized appreciation of investment securities for tax purposes was $4,485,601,000, consisting of unrealized gains of $4,506,855,000 on securities that had risen in value since their purchase and $21,254,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market II Index Fund

Schedule of Investments
As of March 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (70.5%)
U.S. Government Securities (38.8%)
United States Treasury Note/Bond	4.000%	11/15/12	260,975	267,173
United States Treasury Note/Bond	0.500%	11/30/12	71,000	71,133
United States Treasury Note/Bond	3.375%	11/30/12	72,020	73,539
United States Treasury Note/Bond	1.125%	12/15/12	8,910	8,967
United States Treasury Note/Bond	0.625%	12/31/12	120,870	121,229
United States Treasury Note/Bond	1.375%	1/15/13	211,700	213,618
United States Treasury Note/Bond	3.875%	2/15/13	244,275	252,062
United States Treasury Note/Bond	0.625%	2/28/13	27,425	27,528
United States Treasury Note/Bond	2.750%	2/28/13	90,700	92,783
United States Treasury Note/Bond	1.375%	3/15/13	11,600	11,727
United States Treasury Note/Bond	0.750%	3/31/13	63,800	64,119
United States Treasury Note/Bond	1.750%	4/15/13	57,750	58,653
United States Treasury Note/Bond	0.625%	4/30/13	208,275	209,121
United States Treasury Note/Bond	1.375%	5/15/13	212,800	215,460
United States Treasury Note/Bond	0.500%	5/31/13	9,095	9,119
United States Treasury Note/Bond	3.500%	5/31/13	16,300	16,916
United States Treasury Note/Bond	1.125%	6/15/13	44,850	45,312
United States Treasury Note/Bond	0.375%	6/30/13	61,905	61,982
United States Treasury Note/Bond	3.375%	6/30/13	31,200	32,409
United States Treasury Note/Bond	0.375%	7/31/13	70,865	70,942
United States Treasury Note/Bond	3.375%	7/31/13	4,225	4,399
United States Treasury Note/Bond	0.750%	8/15/13	219,625	220,998
United States Treasury Note/Bond	4.250%	8/15/13	26,325	27,748
United States Treasury Note/Bond	3.125%	8/31/13	92,875	96,590
United States Treasury Note/Bond	0.750%	9/15/13	142,900	143,860
United States Treasury Note/Bond	0.125%	9/30/13	55,558	55,410
United States Treasury Note/Bond	3.125%	9/30/13	39,225	40,880
United States Treasury Note/Bond	0.500%	10/15/13	30,725	30,816
United States Treasury Note/Bond	0.250%	10/31/13	17,995	17,978
United States Treasury Note/Bond	4.250%	11/15/13	112,525	119,611
United States Treasury Note/Bond	0.250%	11/30/13	162,000	161,772
United States Treasury Note/Bond	2.000%	11/30/13	28,250	29,027
United States Treasury Note/Bond	0.750%	12/15/13	7,525	7,578
United States Treasury Note/Bond	1.500%	12/31/13	13,735	14,014
United States Treasury Note/Bond	1.000%	1/15/14	2,550	2,579
United States Treasury Note/Bond	0.250%	1/31/14	245,125	244,703
United States Treasury Note/Bond	1.750%	1/31/14	12,550	12,870
United States Treasury Note/Bond	1.250%	2/15/14	132,830	135,072
United States Treasury Note/Bond	0.250%	2/28/14	18,000	17,966
United States Treasury Note/Bond	1.875%	2/28/14	38,375	39,478
United States Treasury Note/Bond	1.250%	3/15/14	56,785	57,770
United States Treasury Note/Bond	1.750%	3/31/14	38,850	39,918
United States Treasury Note/Bond	1.250%	4/15/14	403,185	410,241
United States Treasury Note/Bond	1.875%	4/30/14	451,850	465,758
United States Treasury Note/Bond	1.000%	5/15/14	161,990	164,065
United States Treasury Note/Bond	4.750%	5/15/14	95,050	103,768
United States Treasury Note/Bond	2.250%	5/31/14	57,400	59,678
United States Treasury Note/Bond	0.750%	6/15/14	279,625	281,722
United States Treasury Note/Bond	2.625%	6/30/14	109,150	114,556

United States Treasury Note/Bond	0.625%	7/15/14	295,900	297,288
United States Treasury Note/Bond	2.625%	7/31/14	107,125	112,549
United States Treasury Note/Bond	0.500%	8/15/14	211,600	211,898
United States Treasury Note/Bond	4.250%	8/15/14	119,225	129,918
United States Treasury Note/Bond	2.375%	8/31/14	107,725	112,674
United States Treasury Note/Bond	0.250%	9/15/14	20,535	20,432
United States Treasury Note/Bond	2.375%	9/30/14	223,800	234,431
United States Treasury Note/Bond	0.500%	10/15/14	724,509	725,074
United States Treasury Note/Bond	2.375%	10/31/14	141,025	147,834
United States Treasury Note/Bond	0.375%	11/15/14	298,225	297,387
United States Treasury Note/Bond	4.250%	11/15/14	180,000	197,550
United States Treasury Note/Bond	2.125%	11/30/14	121,075	126,297
United States Treasury Note/Bond	0.250%	12/15/14	453,845	451,081
United States Treasury Note/Bond	2.625%	12/31/14	250,725	265,182
United States Treasury Note/Bond	0.250%	1/15/15	117,320	116,550
United States Treasury Note/Bond	2.250%	1/31/15	115,850	121,462
United States Treasury Note/Bond	0.250%	2/15/15	226,050	224,391
United States Treasury Note/Bond	4.000%	2/15/15	33,370	36,665
United States Treasury Note/Bond	11.250%	2/15/15	144,350	188,332
United States Treasury Note/Bond	2.375%	2/28/15	1,000	1,053
United States Treasury Note/Bond	0.375%	3/15/15	200,450	199,666
United States Treasury Note/Bond	4.125%	5/15/15	91,175	101,161
United States Treasury Note/Bond	2.125%	5/31/15	925	970
United States Treasury Note/Bond	1.875%	6/30/15	21,250	22,120
United States Treasury Note/Bond	4.250%	8/15/15	34,850	39,048
United States Treasury Note/Bond	10.625%	8/15/15	1,775	2,369
United States Treasury Note/Bond	1.250%	10/31/15	108,835	111,012
United States Treasury Note/Bond	4.500%	11/15/15	29,850	33,903
United States Treasury Note/Bond	9.875%	11/15/15	69,875	92,923
United States Treasury Note/Bond	1.375%	11/30/15	124,425	127,400
United States Treasury Note/Bond	2.000%	1/31/16	2,115	2,215
United States Treasury Note/Bond	4.500%	2/15/16	367,825	420,299
United States Treasury Note/Bond	9.250%	2/15/16	2,000	2,651
United States Treasury Note/Bond	2.125%	2/29/16	9,406	9,898
United States Treasury Note/Bond	2.375%	3/31/16	6,800	7,222
United States Treasury Note/Bond	2.000%	4/30/16	25	26
United States Treasury Note/Bond	5.125%	5/15/16	198,025	232,525
United States Treasury Note/Bond	7.250%	5/15/16	3,075	3,874
United States Treasury Note/Bond	1.750%	5/31/16	1,425	1,478
United States Treasury Note/Bond	3.250%	5/31/16	3,050	3,349
United States Treasury Note/Bond	1.500%	6/30/16	30,350	31,147
United States Treasury Note/Bond	4.875%	8/15/16	22,875	26,775
United States Treasury Note/Bond	1.000%	8/31/16	1,200	1,205
United States Treasury Note/Bond	3.000%	8/31/16	84,375	91,969
United States Treasury Note/Bond	1.000%	9/30/16	114,380	114,738
United States Treasury Note/Bond	3.000%	9/30/16	72,150	78,689
United States Treasury Note/Bond	1.000%	10/31/16	38,240	38,329
United States Treasury Note/Bond	3.125%	10/31/16	312,950	343,269
United States Treasury Note/Bond	4.625%	11/15/16	59,750	69,590
United States Treasury Note/Bond	0.875%	11/30/16	8,333	8,297
United States Treasury Note/Bond	2.750%	11/30/16	249,165	269,098
United States Treasury Note/Bond	3.250%	12/31/16	395,775	436,959
United States Treasury Note/Bond	0.875%	1/31/17	32,625	32,416
United States Treasury Note/Bond	3.125%	1/31/17	212,675	233,743
United States Treasury Note/Bond	4.625%	2/15/17	33,425	39,128
United States Treasury Note/Bond	0.875%	2/28/17	73,871	73,329
United States Treasury Note/Bond	3.000%	2/28/17	5,300	5,799

United States Treasury Note/Bond	1.000%	3/31/17	129,200	128,898
United States Treasury Note/Bond	3.250%	3/31/17	115,650	128,011
United States Treasury Note/Bond	3.125%	4/30/17	331,550	365,017
United States Treasury Note/Bond	4.500%	5/15/17	4,850	5,674
United States Treasury Note/Bond	8.750%	5/15/17	26,744	36,965
United States Treasury Note/Bond	2.750%	5/31/17	210,580	227,919
United States Treasury Note/Bond	2.500%	6/30/17	64,625	69,109
United States Treasury Note/Bond	2.375%	7/31/17	145,425	154,559
United States Treasury Note/Bond	8.875%	8/15/17	41,325	58,017
United States Treasury Note/Bond	1.875%	8/31/17	87,600	90,776
United States Treasury Note/Bond	1.875%	9/30/17	389,675	403,376
United States Treasury Note/Bond	4.250%	11/15/17	3,865	4,497
United States Treasury Note/Bond	2.625%	1/31/18	2,575	2,768
United States Treasury Note/Bond	3.500%	2/15/18	75,000	84,246
United States Treasury Note/Bond	2.625%	4/30/18	1,125	1,209
United States Treasury Note/Bond	3.875%	5/15/18	100,000	114,766
United States Treasury Note/Bond	9.125%	5/15/18	1,625	2,374
United States Treasury Note/Bond	2.375%	5/31/18	83,300	88,129
United States Treasury Note/Bond	2.375%	6/30/18	130,475	137,977
United States Treasury Note/Bond	4.000%	8/15/18	94,750	109,776
United States Treasury Note/Bond	1.500%	8/31/18	94,750	94,958
United States Treasury Note/Bond	1.375%	9/30/18	252,665	250,848
United States Treasury Note/Bond	1.750%	10/31/18	227,205	230,684
United States Treasury Note/Bond	3.750%	11/15/18	202,750	231,800
United States Treasury Note/Bond	1.375%	11/30/18	75,000	74,250
United States Treasury Note/Bond	1.375%	12/31/18	145,000	143,414
United States Treasury Note/Bond	1.250%	1/31/19	30,775	30,116
United States Treasury Note/Bond	1.375%	2/28/19	97,675	96,256
United States Treasury Note/Bond	1.500%	3/31/19	107,050	106,197
United States Treasury Note/Bond	3.125%	5/15/19	46,400	51,076
United States Treasury Note/Bond	3.625%	8/15/19	222,675	252,631
United States Treasury Note/Bond	8.125%	8/15/19	13,700	19,893
United States Treasury Note/Bond	3.375%	11/15/19	365,313	407,667
United States Treasury Note/Bond	3.625%	2/15/20	26,240	29,745
United States Treasury Note/Bond	8.500%	2/15/20	26	39
United States Treasury Note/Bond	3.500%	5/15/20	164,995	185,491
United States Treasury Note/Bond	2.625%	8/15/20	159,770	168,383
United States Treasury Note/Bond	8.750%	8/15/20	60,755	93,363
United States Treasury Note/Bond	2.625%	11/15/20	65,395	68,746
United States Treasury Note/Bond	3.625%	2/15/21	49,700	56,246
United States Treasury Note/Bond	7.875%	2/15/21	70,550	104,690
United States Treasury Note/Bond	3.125%	5/15/21	290,295	315,832
United States Treasury Note/Bond	2.125%	8/15/21	171,360	171,146
United States Treasury Note/Bond	8.125%	8/15/21	42,550	64,742
United States Treasury Note/Bond	2.000%	11/15/21	164,390	161,769
United States Treasury Note/Bond	8.000%	11/15/21	27,775	42,170
United States Treasury Note/Bond	2.000%	2/15/22	315,335	309,177
United States Treasury Note/Bond	7.250%	8/15/22	75	110
United States Treasury Note/Bond	7.625%	11/15/22	150	226
United States Treasury Note/Bond	7.125%	2/15/23	2,675	3,919
United States Treasury Note/Bond	6.250%	8/15/23	318,370	440,694
United States Treasury Note/Bond	7.500%	11/15/24	6,650	10,217
United States Treasury Note/Bond	6.875%	8/15/25	93,000	137,335
United States Treasury Note/Bond	6.000%	2/15/26	8,060	11,110
United States Treasury Note/Bond	6.750%	8/15/26	43,150	63,646
United States Treasury Note/Bond	6.500%	11/15/26	12,215	17,675
United States Treasury Note/Bond	6.625%	2/15/27	4,150	6,084

United States Treasury Note/Bond	6.375%	8/15/27	6,850	9,873
United States Treasury Note/Bond	6.125%	11/15/27	350	494
United States Treasury Note/Bond	5.500%	8/15/28	80,775	107,999
United States Treasury Note/Bond	5.250%	11/15/28	80,842	105,512
United States Treasury Note/Bond	5.250%	2/15/29	21,575	28,219
United States Treasury Note/Bond	6.125%	8/15/29	106,930	153,328
United States Treasury Note/Bond	6.250%	5/15/30	3,435	5,023
United States Treasury Note/Bond	5.375%	2/15/31	82,375	110,627
United States Treasury Note/Bond	4.750%	2/15/37	153,000	193,138
United States Treasury Note/Bond	5.000%	5/15/37	584	763
United States Treasury Note/Bond	4.375%	2/15/38	49,200	58,894
United States Treasury Note/Bond	4.500%	5/15/38	4,079	4,979
United States Treasury Note/Bond	3.500%	2/15/39	284,430	294,607
United States Treasury Note/Bond	4.250%	5/15/39	382,100	448,849
United States Treasury Note/Bond	4.500%	8/15/39	58,566	71,533
United States Treasury Note/Bond	4.375%	11/15/39	133,905	160,414
United States Treasury Note/Bond	4.625%	2/15/40	81,805	101,860
United States Treasury Note/Bond	4.375%	5/15/40	99,820	119,612
United States Treasury Note/Bond	3.875%	8/15/40	39,235	43,269
United States Treasury Note/Bond	4.250%	11/15/40	88,577	103,995
United States Treasury Note/Bond	4.750%	2/15/41	262,402	333,416
United States Treasury Note/Bond	4.375%	5/15/41	24,535	29,407
United States Treasury Note/Bond	3.750%	8/15/41	19,475	20,990
United States Treasury Note/Bond	3.125%	11/15/41	50,855	48,630
United States Treasury Note/Bond	3.125%	2/15/42	82,000	78,362
				21,671,455
Agency Bonds and Notes (4.6%)
Egypt Government AID Bonds	4.450%	9/15/15	5,725	6,403
1 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	2,075	2,104
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	1,050	1,087
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	1,800	1,864
1 Federal Farm Credit Bank	1.375%	6/25/13	2,500	2,533
1 Federal Farm Credit Bank	3.875%	10/7/13	3,250	3,421
1 Federal Farm Credit Bank	1.125%	2/27/14	5,650	5,725
1 Federal Farm Credit Bank	2.625%	4/17/14	28,627	29,900
1 Federal Farm Credit Bank	3.000%	9/22/14	2,075	2,199
1 Federal Farm Credit Bank	1.625%	11/19/14	5,850	6,008
1 Federal Farm Credit Bank	1.500%	11/16/15	3,000	3,073
1 Federal Farm Credit Bank	4.875%	12/16/15	425	487
1 Federal Farm Credit Bank	1.050%	3/28/16	2,000	2,008
1 Federal Farm Credit Bank	5.125%	8/25/16	3,475	4,077
1 Federal Farm Credit Bank	4.875%	1/17/17	8,500	9,955
1 Federal Farm Credit Bank	5.150%	11/15/19	5,325	6,505
1 Federal Home Loan Banks	3.875%	6/14/13	2,610	2,722
1 Federal Home Loan Banks	5.375%	6/14/13	3,850	4,085
1 Federal Home Loan Banks	1.875%	6/21/13	111,235	113,395
1 Federal Home Loan Banks	5.125%	8/14/13	2,480	2,643
1 Federal Home Loan Banks	4.000%	9/6/13	9,175	9,652
1 Federal Home Loan Banks	5.250%	9/13/13	4,450	4,763
1 Federal Home Loan Banks	4.500%	9/16/13	6,575	6,971
1 Federal Home Loan Banks	3.625%	10/18/13	7,370	7,741
1 Federal Home Loan Banks	0.375%	11/27/13	81,780	81,781
1 Federal Home Loan Banks	4.875%	11/27/13	6,475	6,953
1 Federal Home Loan Banks	3.125%	12/13/13	2,675	2,798
1 Federal Home Loan Banks	0.875%	12/27/13	15,000	15,132
1 Federal Home Loan Banks	0.375%	1/29/14	11,000	10,996
1 Federal Home Loan Banks	1.375%	5/28/14	61,600	62,828

1 Federal Home Loan Banks	2.500%	6/13/14	4,975	5,193
1 Federal Home Loan Banks	5.250%	6/18/14	2,665	2,948
1 Federal Home Loan Banks	5.500%	8/13/14	9,675	10,824
1 Federal Home Loan Banks	4.500%	11/14/14	4,650	5,118
1 Federal Home Loan Banks	2.750%	12/12/14	22,925	24,241
1 Federal Home Loan Banks	3.125%	3/11/16	16,175	17,514
1 Federal Home Loan Banks	5.375%	5/18/16	18,800	22,169
1 Federal Home Loan Banks	5.625%	6/13/16	825	931
1 Federal Home Loan Banks	5.125%	10/19/16	9,725	11,420
1 Federal Home Loan Banks	4.750%	12/16/16	12,580	14,668
1 Federal Home Loan Banks	4.875%	5/17/17	10,500	12,425
1 Federal Home Loan Banks	4.875%	9/8/17	595	703
1 Federal Home Loan Banks	5.000%	11/17/17	7,850	9,388
1 Federal Home Loan Banks	5.375%	8/15/18	5,250	6,420
1 Federal Home Loan Banks	4.125%	3/13/20	17,255	19,772
1 Federal Home Loan Banks	5.250%	12/11/20	5,000	6,160
1 Federal Home Loan Banks	5.625%	6/11/21	5,275	6,655
1 Federal Home Loan Banks	5.375%	8/15/24	1,585	1,986
1 Federal Home Loan Banks	5.500%	7/15/36	7,225	8,987
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	3,900	4,067
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	5,475	5,770
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	14,825	15,655
2 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	24,240	24,248
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	16,250	17,430
2 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	52,370	52,371
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	2,000	2,075
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	21,895	23,497
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	33,025	33,643
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	25,650	26,735
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	16,275	17,940
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	23,075	24,408
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	12,000	12,143
2 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	5,555	5,616
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	6,225	6,299
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	5,950	5,942
2 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	2,100	2,056
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	14,800	14,870
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	78,650	78,728
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/15	985	1,092
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	5,450	6,127
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	7,670	8,168
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	35,000	34,823
2 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	31,780	35,509
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	20,000	20,665
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	1,400	1,636
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	29,725	31,511
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	775	919
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	37,845	39,306
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	19,175	22,575
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	18,000	17,787
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	5,000	5,906
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	50,000	49,881
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	11,550	14,015
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	7,125	8,539
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	8,805	10,499
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	32,850	36,920
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	47,800	46,911

2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,625	5,147
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	16,050	23,031
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	7,295	10,085
2 Federal National Mortgage Assn.	4.625%	5/1/13	8,650	9,055
2 Federal National Mortgage Assn.	1.750%	5/7/13	4,369	4,439
2 Federal National Mortgage Assn.	1.500%	6/26/13	2,965	3,009
2 Federal National Mortgage Assn.	3.875%	7/12/13	6,050	6,326
2 Federal National Mortgage Assn.	0.500%	8/9/13	38,691	38,793
2 Federal National Mortgage Assn.	1.250%	8/20/13	35,425	35,882
2 Federal National Mortgage Assn.	4.625%	10/15/13	12,625	13,450
2 Federal National Mortgage Assn.	2.875%	12/11/13	8,775	9,146
2 Federal National Mortgage Assn.	0.750%	12/18/13	38,120	38,370
2 Federal National Mortgage Assn.	5.125%	1/2/14	1,175	1,263
2 Federal National Mortgage Assn.	1.250%	2/27/14	30,220	30,704
2 Federal National Mortgage Assn.	2.750%	3/13/14	19,795	20,695
2 Federal National Mortgage Assn.	4.125%	4/15/14	35,025	37,650
2 Federal National Mortgage Assn.	2.500%	5/15/14	61,195	63,845
2 Federal National Mortgage Assn.	1.125%	6/27/14	6,050	6,137
2 Federal National Mortgage Assn.	0.875%	8/28/14	60,175	60,708
2 Federal National Mortgage Assn.	3.000%	9/16/14	9,075	9,625
2 Federal National Mortgage Assn.	4.625%	10/15/14	16,100	17,751
2 Federal National Mortgage Assn.	0.625%	10/30/14	2,370	2,374
2 Federal National Mortgage Assn.	2.625%	11/20/14	39,895	42,058
2 Federal National Mortgage Assn.	0.750%	12/19/14	30,000	30,130
2 Federal National Mortgage Assn.	0.375%	3/16/15	46,000	45,659
2 Federal National Mortgage Assn.	5.000%	4/15/15	5,450	6,164
2 Federal National Mortgage Assn.	2.375%	7/28/15	5,525	5,821
2 Federal National Mortgage Assn.	2.000%	9/21/15	12,595	13,125
2 Federal National Mortgage Assn.	4.375%	10/15/15	22,325	25,103
2 Federal National Mortgage Assn.	1.625%	10/26/15	79,455	81,703
2 Federal National Mortgage Assn.	5.000%	3/15/16	12,025	13,921
2 Federal National Mortgage Assn.	2.375%	4/11/16	27,250	28,749
2 Federal National Mortgage Assn.	5.250%	9/15/16	12,450	14,678
2 Federal National Mortgage Assn.	1.250%	9/28/16	47,995	48,250
2 Federal National Mortgage Assn.	1.375%	11/15/16	37,670	38,036
2 Federal National Mortgage Assn.	1.250%	1/30/17	21,100	21,141
2 Federal National Mortgage Assn.	5.000%	2/13/17	64,225	75,594
2 Federal National Mortgage Assn.	1.125%	4/27/17	70,100	69,506
2 Federal National Mortgage Assn.	5.000%	5/11/17	11,275	13,331
2 Federal National Mortgage Assn.	5.375%	6/12/17	2,800	3,367
2 Federal National Mortgage Assn.	0.000%	10/9/19	6,640	5,173
2 Federal National Mortgage Assn.	6.250%	5/15/29	5,550	7,510
2 Federal National Mortgage Assn.	7.125%	1/15/30	8,520	12,552
2 Federal National Mortgage Assn.	7.250%	5/15/30	10,675	15,973
2 Federal National Mortgage Assn.	6.625%	11/15/30	9,495	13,462
2 Federal National Mortgage Assn.	5.625%	7/15/37	3,246	4,246
1 Financing Corp. Fico	9.800%	4/6/18	850	1,222
1 Financing Corp. Fico	10.350%	8/3/18	100	149
1 Financing Corp. Fico	9.650%	11/2/18	2,375	3,466
1 Financing Corp. Fico	9.700%	4/5/19	425	627
Israel Government AID Bond	5.500%	12/4/23	1,050	1,318
Israel Government AID Bond	5.500%	4/26/24	6,200	7,779
Private Export Funding Corp.	3.050%	10/15/14	4,000	4,242
Private Export Funding Corp.	1.375%	2/15/17	1,000	1,004
Private Export Funding Corp.	2.250%	12/15/17	1,775	1,838
Private Export Funding Corp.	4.375%	3/15/19	3,217	3,711
Private Export Funding Corp.	4.300%	12/15/21	3,035	3,468

	Private Export Funding Corp.	2.800%	5/15/22	1,125	1,139
	Resolution Funding Corp.	8.125%	10/15/19	100	141
	Resolution Funding Corp.	8.875%	7/15/20	100	149
1	Tennessee Valley Authority	5.500%	7/18/17	6,400	7,717
1	Tennessee Valley Authority	4.500%	4/1/18	9,125	10,615
1	Tennessee Valley Authority	3.875%	2/15/21	5,170	5,775
1	Tennessee Valley Authority	6.750%	11/1/25	550	762
1	Tennessee Valley Authority	7.125%	5/1/30	8,975	13,044
1	Tennessee Valley Authority	4.650%	6/15/35	1,425	1,564
1	Tennessee Valley Authority	5.880%	4/1/36	4,265	5,533
1	Tennessee Valley Authority	5.500%	6/15/38	850	1,044
1	Tennessee Valley Authority	5.250%	9/15/39	3,150	3,766
1	Tennessee Valley Authority	4.875%	1/15/48	14,075	15,964
1	Tennessee Valley Authority	5.375%	4/1/56	2,770	3,420
1	Tennessee Valley Authority	4.625%	9/15/60	3,365	3,637
					2,559,444
Conventional Mortgage-Backed Securities (26.1%)
2,3,4 Fannie Mae Pool		3.000%	1/1/27–4/1/42	251,782	260,396
2,3,4 Fannie Mae Pool		3.500%	9/1/25–4/1/42	664,531	691,020
2,3,4 Fannie Mae Pool		4.000%	5/1/12–4/1/42	1,267,768	1,335,396
2,3,4 Fannie Mae Pool		4.500%	9/1/13–4/1/42	1,118,064	1,193,215
2,3,4 Fannie Mae Pool		5.000%	3/1/17–4/1/42	1,028,360	1,112,658
2,3,4 Fannie Mae Pool		5.500%	9/1/14–4/1/42	879,125	962,426
2,3,4 Fannie Mae Pool		6.000%	9/1/13–4/1/42	658,457	728,830
2,3,4 Fannie Mae Pool		6.500%	4/1/16–4/1/42	231,767	260,474
[2,4] Fannie Mae Pool		7.000%	9/1/14–12/1/38	49,553	56,532
[2,4] Fannie Mae Pool		7.500%	7/1/30–12/1/32	543	629
[2,4] Fannie Mae Pool		8.000%	12/1/29	61	71
2,3,4 Freddie Mac Gold Pool		3.000%	4/1/27	161,250	166,692
2,3,4 Freddie Mac Gold Pool		3.500%	8/1/25–4/1/42	345,663	359,090
2,3,4 Freddie Mac Gold Pool		4.000%	7/1/13–4/1/42	746,219	784,323
2,3,4 Freddie Mac Gold Pool		4.500%	6/1/12–4/1/42	759,885	808,181
2,3,4 Freddie Mac Gold Pool		5.000%	4/1/12–4/1/42	662,920	714,826
2,3,4 Freddie Mac Gold Pool		5.500%	12/1/13–4/1/42	664,674	724,066
2,3,4 Freddie Mac Gold Pool		6.000%	4/1/13–4/1/42	400,044	442,411
2,3,4 Freddie Mac Gold Pool		6.500%	6/1/13–4/1/42	115,056	129,356
[2,4] Freddie Mac Gold Pool		7.000%	6/1/15–12/1/38	26,261	29,896
[2,4] Freddie Mac Gold Pool		7.500%	4/1/27–2/1/32	265	307
[2,4] Freddie Mac Gold Pool		8.000%	1/1/27–11/1/31	321	373
[2,4] Freddie Mac Gold Pool		8.500%	6/1/25	63	74
[3,4] Ginnie Mae I Pool		3.500%	2/15/26–4/1/42	58,347	61,261
[3,4] Ginnie Mae I Pool		4.000%	8/15/18–4/1/42	291,943	313,625
[3,4] Ginnie Mae I Pool		4.500%	6/15/18–4/1/42	499,620	544,718
[3,4] Ginnie Mae I Pool		5.000%	12/15/17–4/1/42	314,385	347,853
[3,4] Ginnie Mae I Pool		5.500%	4/15/17–4/1/42	192,445	215,776
[3,4] Ginnie Mae I Pool		6.000%	4/15/17–4/1/42	163,936	185,513
4	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	53,685	61,343
4	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	2,261	2,604
4	Ginnie Mae I Pool	7.500%	12/15/23	59	68
4	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	128	150
4	Ginnie Mae I Pool	9.000%	11/15/17–12/15/17	134	155
4	Ginnie Mae II Pool	3.000%	2/20/27	497	523
[3,4] Ginnie Mae II Pool		3.500%	9/20/25–4/1/42	180,104	187,749
[3,4] Ginnie Mae II Pool		4.000%	9/20/25–4/1/42	444,947	477,545
[3,4] Ginnie Mae II Pool		4.500%	8/20/33–5/1/42	617,894	673,457
[3,4] Ginnie Mae II Pool		5.000%	12/20/32–4/1/42	447,403	493,690
4	Ginnie Mae II Pool	5.500%	12/20/33–12/20/41	164,428	183,211

4	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	74,470	83,584
4	Ginnie Mae II Pool	6.500%	10/20/28–7/20/39	21,463	24,395
4	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	2,727	3,106
					14,621,568
Nonconventional Mortgage-Backed Securities (1.0%)
2,4,5 Fannie Mae Pool		2.393%	9/1/34	606	645
2,4,5 Fannie Mae Pool		2.400%	2/1/37	1,095	1,132
2,4,5 Fannie Mae Pool		2.437%	1/1/35	1,536	1,643
2,4,5 Fannie Mae Pool		2.485%	12/1/35	1,796	1,927
2,4,5 Fannie Mae Pool		2.518%	12/1/35	3,693	3,911
[2,4] Fannie Mae Pool		2.567%	12/1/40	6,421	6,617
[2,4] Fannie Mae Pool		2.574%	10/1/40	5,823	6,002
2,4,5 Fannie Mae Pool		2.596%	2/1/36	1,164	1,187
2,4,5 Fannie Mae Pool		2.647%	5/1/35	1,140	1,207
2,4,5 Fannie Mae Pool		2.681%	8/1/35	2,700	2,755
2,4,5 Fannie Mae Pool		2.685%	11/1/33	934	1,009
2,4,5 Fannie Mae Pool		2.728%	1/1/37	1,019	1,090
2,4,5 Fannie Mae Pool		2.772%	4/1/36	3,900	4,166
2,4,5 Fannie Mae Pool		2.793%	2/1/36	1,341	1,364
[2,4] Fannie Mae Pool		2.800%	3/1/42	10,165	10,597
[2,4] Fannie Mae Pool		2.823%	1/1/42	6,088	6,358
[2,4] Fannie Mae Pool		2.826%	3/1/41	6,287	6,528
2,4,5 Fannie Mae Pool		2.860%	2/1/37	1,567	1,639
2,4,5 Fannie Mae Pool		2.900%	10/1/36	953	1,034
[2,4] Fannie Mae Pool		2.925%	12/1/40	4,247	4,399
[2,4] Fannie Mae Pool		3.014%	3/1/41	2,775	2,891
[2,4] Fannie Mae Pool		3.073%	2/1/41	4,891	5,072
[2,4] Fannie Mae Pool		3.121%	2/1/41	3,770	3,935
[2,4] Fannie Mae Pool		3.127%	12/1/40	4,427	4,617
[2,4] Fannie Mae Pool		3.163%	2/1/41	5,944	6,172
[2,4] Fannie Mae Pool		3.174%	12/1/40	6,039	6,304
[2,4] Fannie Mae Pool		3.204%	8/1/40	4,429	4,621
[2,4] Fannie Mae Pool		3.214%	9/1/40	5,180	5,405
[2,4] Fannie Mae Pool		3.238%	10/1/40	9,753	10,186
[2,4] Fannie Mae Pool		3.252%	11/1/40	4,440	4,637
[2,4] Fannie Mae Pool		3.297%	1/1/41	5,611	5,996
[2,4] Fannie Mae Pool		3.298%	1/1/40	2,833	2,957
[2,4] Fannie Mae Pool		3.365%	1/1/40	7,850	8,197
[2,4] Fannie Mae Pool		3.373%	5/1/40	2,658	2,781
[2,4] Fannie Mae Pool		3.448%	12/1/39	11,117	11,614
[2,4] Fannie Mae Pool		3.509%	5/1/40	2,232	2,340
[2,4] Fannie Mae Pool		3.534%	3/1/40	10,426	10,926
[2,4] Fannie Mae Pool		3.542%	10/1/39	2,219	2,323
[2,4] Fannie Mae Pool		3.580%	8/1/39	2,453	2,576
[2,4] Fannie Mae Pool		3.600%	4/1/41	5,418	5,645
[2,4] Fannie Mae Pool		3.613%	11/1/39	1,267	1,327
[2,4] Fannie Mae Pool		3.628%	11/1/39	2,333	2,445
[2,4] Fannie Mae Pool		3.670%	7/1/39	2,162	2,265
2,4,5 Fannie Mae Pool		3.679%	3/1/37	952	1,003
[2,4] Fannie Mae Pool		3.696%	5/1/40	12,889	13,541
2,4,5 Fannie Mae Pool		3.712%	12/1/35	2,096	2,210
[2,4] Fannie Mae Pool		3.766%	2/1/40	11,313	12,122
[2,4] Fannie Mae Pool		3.831%	9/1/40	7,091	7,716
[2,4] Fannie Mae Pool		4.024%	7/1/35	1,158	1,227
[2,4] Fannie Mae Pool		4.205%	12/1/39	7,144	7,590
2,4,5 Fannie Mae Pool		4.392%	8/1/37	6,346	6,708
[2,4] Fannie Mae Pool		4.494%	11/1/34	3,601	3,824

[2,4] Fannie Mae Pool	4.582%	8/1/35	1,478	1,567
2,4,5 Fannie Mae Pool	4.850%	3/1/37	1,044	1,101
2,4,5 Fannie Mae Pool	4.870%	10/1/38	5,291	5,667
[2,4] Fannie Mae Pool	4.875%	7/1/38	786	844
2,4,5 Fannie Mae Pool	4.985%	3/1/37	1,487	1,586
[2,4] Fannie Mae Pool	4.998%	12/1/33	626	668
[2,4] Fannie Mae Pool	5.015%	11/1/33	454	485
[2,4] Fannie Mae Pool	5.098%	3/1/38	3,319	3,586
2,4,5 Fannie Mae Pool	5.190%	3/1/37	4,098	4,297
[2,4] Fannie Mae Pool	5.208%	7/1/38	144	154
[2,4] Fannie Mae Pool	5.227%	7/1/36	1,708	1,843
[2,4] Fannie Mae Pool	5.364%	12/1/35	1,096	1,180
[2,4] Fannie Mae Pool	5.412%	8/1/38	80	86
[2,4] Fannie Mae Pool	5.490%	4/1/37	176	189
[2,4] Fannie Mae Pool	5.582%	5/1/36	615	666
2,4,5 Fannie Mae Pool	5.613%	6/1/37	555	588
2,4,5 Fannie Mae Pool	5.659%	4/1/37	1,905	1,980
[2,4] Fannie Mae Pool	5.713%	4/1/37	2,881	3,121
[2,4] Fannie Mae Pool	5.739%	12/1/37	3,745	4,008
2,4,5 Fannie Mae Pool	5.874%	8/1/37	1,436	1,539
[2,4] Fannie Mae Pool	5.880%	4/1/36	744	801
[2,4] Fannie Mae Pool	5.906%	6/1/36	270	291
[2,4] Fannie Mae Pool	5.921%	10/1/37	1,594	1,727
[2,4] Fannie Mae Pool	5.948%	11/1/36	1,019	1,102
[2,4] Fannie Mae Pool	5.988%	7/1/37	652	705
2,4,5 Fannie Mae Pool	6.246%	9/1/37	2,401	2,503
2,4,5 Freddie Mac Non Gold Pool	2.304%	1/1/37	1,247	1,316
2,4,5 Freddie Mac Non Gold Pool	2.364%	12/1/34	2,517	2,670
2,4,5 Freddie Mac Non Gold Pool	2.375%	11/1/34	1,437	1,514
2,4,5 Freddie Mac Non Gold Pool	2.518%	12/1/34	1,023	1,082
2,4,5 Freddie Mac Non Gold Pool	2.547%	4/1/35	86	92
2,4,5 Freddie Mac Non Gold Pool	2.580%	12/1/36	1,660	1,745
2,4,5 Freddie Mac Non Gold Pool	2.587%	3/1/36	2,143	2,295
[2,4] Freddie Mac Non Gold Pool	2.623%	12/1/40	6,311	6,516
2,4,5 Freddie Mac Non Gold Pool	2.625%	6/1/37	1,401	1,495
2,4,5 Freddie Mac Non Gold Pool	2.631%	1/1/35	138	149
[2,4] Freddie Mac Non Gold Pool	2.718%	12/1/40	10,982	11,356
2,4,5 Freddie Mac Non Gold Pool	2.745%	3/1/37	2,989	3,161
2,4,5 Freddie Mac Non Gold Pool	2.760%	3/1/37	56	60
[2,4] Freddie Mac Non Gold Pool	2.764%	11/1/40	2,752	2,850
[2,4] Freddie Mac Non Gold Pool	2.824%	1/1/41	7,177	7,396
2,4,5 Freddie Mac Non Gold Pool	2.876%	4/1/37	2,178	2,231
[2,4] Freddie Mac Non Gold Pool	2.977%	2/1/41	7,662	7,979
[2,4] Freddie Mac Non Gold Pool	3.075%	3/1/41	3,729	3,890
2,4,5 Freddie Mac Non Gold Pool	3.142%	3/1/37	52	54
[2,4] Freddie Mac Non Gold Pool	3.150%	11/1/40	4,995	5,214
[2,4] Freddie Mac Non Gold Pool	3.182%	7/1/35	893	941
[2,4] Freddie Mac Non Gold Pool	3.270%	6/1/40	2,529	2,643
[2,4] Freddie Mac Non Gold Pool	3.328%	4/1/40	6,438	6,731
[2,4] Freddie Mac Non Gold Pool	3.352%	5/1/40	1,927	2,016
[2,4] Freddie Mac Non Gold Pool	3.453%	5/1/40	2,105	2,204
[2,4] Freddie Mac Non Gold Pool	3.506%	8/1/40	7,257	7,806
[2,4] Freddie Mac Non Gold Pool	3.579%	11/1/39	7,825	8,201
[2,4] Freddie Mac Non Gold Pool	3.603%	6/1/40	9,264	9,714
[2,4] Freddie Mac Non Gold Pool	3.607%	6/1/40	3,568	3,748
[2,4] Freddie Mac Non Gold Pool	3.622%	1/1/40	3,383	3,547
[2,4] Freddie Mac Non Gold Pool	3.674%	9/1/40	6,498	6,821

2,4,5 Freddie Mac Non Gold Pool		3.824%	4/1/37	1,422	1,496
[2,4] Freddie Mac Non Gold Pool		3.973%	3/1/40	10,142	10,687
[2,4] Freddie Mac Non Gold Pool		4.788%	5/1/38	1,006	1,076
[2,4] Freddie Mac Non Gold Pool		4.828%	4/1/37	2,233	2,306
[2,4] Freddie Mac Non Gold Pool		4.874%	3/1/37	1,411	1,473
[2,4] Freddie Mac Non Gold Pool		4.895%	12/1/35	7,181	7,582
[2,4] Freddie Mac Non Gold Pool		4.913%	5/1/35	1,437	1,531
[2,4] Freddie Mac Non Gold Pool		5.027%	10/1/36	3,035	3,289
[2,4] Freddie Mac Non Gold Pool		5.042%	7/1/38	1,701	1,826
[2,4] Freddie Mac Non Gold Pool		5.247%	3/1/38	2,403	2,599
[2,4] Freddie Mac Non Gold Pool		5.371%	12/1/35	1,234	1,301
[2,4] Freddie Mac Non Gold Pool		5.486%	1/1/38	2,851	3,074
[2,4] Freddie Mac Non Gold Pool		5.529%	2/1/36	1,105	1,185
[2,4] Freddie Mac Non Gold Pool		5.542%	3/1/37	736	792
[2,4] Freddie Mac Non Gold Pool		5.615%	3/1/37	299	315
[2,4] Freddie Mac Non Gold Pool		5.715%	6/1/37	1,944	2,031
[2,4] Freddie Mac Non Gold Pool		5.727%	11/1/36	624	662
[2,4] Freddie Mac Non Gold Pool		5.746%	5/1/36	1,781	1,900
[2,4] Freddie Mac Non Gold Pool		5.748%	9/1/36	3,783	4,063
[2,4] Freddie Mac Non Gold Pool		5.763%	3/1/37	965	1,041
[2,4] Freddie Mac Non Gold Pool		5.782%	9/1/37	2,645	2,870
[2,4] Freddie Mac Non Gold Pool		5.800%	6/1/37–10/1/37	4,698	4,966
[2,4] Freddie Mac Non Gold Pool		5.812%	8/1/37	1,716	1,871
[2,4] Freddie Mac Non Gold Pool		5.846%	5/1/37	5,113	5,545
[2,4] Freddie Mac Non Gold Pool		5.886%	1/1/37	615	663
[2,4] Freddie Mac Non Gold Pool		5.896%	6/1/37	869	909
[2,4] Freddie Mac Non Gold Pool		5.912%	12/1/36	728	788
[2,4] Freddie Mac Non Gold Pool		6.044%	12/1/36	1,220	1,325
[2,4] Freddie Mac Non Gold Pool		6.069%	10/1/37	339	367
[2,4] Freddie Mac Non Gold Pool		6.121%	8/1/37	697	756
[2,4] Freddie Mac Non Gold Pool		6.397%	2/1/37	874	948
[4,5] Ginnie Mae II Pool		2.375%	6/20/29	61	63
4	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	45,391	47,082
4	Ginnie Mae II Pool	3.000%	12/20/40–11/20/41	22,484	23,625
4	Ginnie Mae II Pool	3.500%	1/20/41	4,477	4,743
4	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	34,066	35,850
4	Ginnie Mae II Pool	4.500%	10/20/39	846	904
4	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	1,647	1,743
					581,351
Total U.S. Government and Agency Obligations (Cost $38,371,621)					39,433,818
Asset-Backed/Commercial Mortgage-Backed Securities (2.4%)
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.050%	11/10/38	231	230
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.153%	11/10/38	1,800	1,859
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.544%	6/10/39	5,253	5,593
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.877%	7/10/42	14,840	15,601
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.075%	11/10/42	2,530	2,589
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.727%	7/10/43	1,655	1,752
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.857%	7/10/43	460	506

4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.118%	7/11/43	301	302
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.730%	5/10/45	7,560	8,656
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.766%	5/10/45	1,380	1,220
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.372%	9/10/45	9,085	10,252
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.421%	9/10/45	120	127
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.115%	10/10/45	4,765	5,341
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.120%	10/10/45	1,125	1,130
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.634%	7/10/46	8,720	9,854
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.695%	7/10/46	1,150	973
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.193%	9/10/47	2,505	2,677
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.193%	9/10/47	1,500	1,499
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.414%	9/10/47	5,105	5,681
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.448%	9/10/47	890	879
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	6.200%	2/10/51	12,600	14,739
4 Bear Stearns Commercial Mortgage
Securities	5.540%	4/12/38	8,400	9,609
4 Bear Stearns Commercial Mortgage
Securities	5.541%	4/12/38	1,500	1,624
4 Bear Stearns Commercial Mortgage
Securities	4.830%	8/15/38	8,629	8,693
4 Bear Stearns Commercial Mortgage
Securities	5.758%	9/11/38	2,225	2,371
4 Bear Stearns Commercial Mortgage
Securities	5.451%	3/11/39	7,290	8,270
4 Bear Stearns Commercial Mortgage
Securities	4.680%	8/13/39	8,810	9,117
4 Bear Stearns Commercial Mortgage
Securities	4.740%	3/13/40	8,854	9,047
4 Bear Stearns Commercial Mortgage
Securities	5.853%	6/11/40	5,183	5,213
4 Bear Stearns Commercial Mortgage
Securities	5.718%	6/11/40	1,075	825
4 Bear Stearns Commercial Mortgage
Securities	5.405%	12/11/40	3,175	3,572
4 Bear Stearns Commercial Mortgage
Securities	5.200%	1/12/41	1,300	1,368
4 Bear Stearns Commercial Mortgage
Securities	4.750%	6/11/41	1,970	1,884
4 Bear Stearns Commercial Mortgage
Securities	5.582%	9/11/41	1,125	1,178
4 Bear Stearns Commercial Mortgage
Securities	5.568%	10/12/41	3,675	3,897

4 Bear Stearns Commercial Mortgage
Securities	4.825%	11/11/41	275	294
4 Bear Stearns Commercial Mortgage
Securities	4.868%	11/11/41	990	1,013
4 Bear Stearns Commercial Mortgage
Securities	4.933%	2/13/42	1,985	2,179
4 Bear Stearns Commercial Mortgage
Securities	5.742%	9/11/42	8,100	9,517
4 Bear Stearns Commercial Mortgage
Securities	5.793%	9/11/42	1,825	1,919
4 Bear Stearns Commercial Mortgage
Securities	5.127%	10/12/42	1,811	1,822
4 Bear Stearns Commercial Mortgage
Securities	5.145%	10/12/42	4,125	4,692
4 Bear Stearns Commercial Mortgage
Securities	5.513%	1/12/45	2,475	2,579
4 Bear Stearns Commercial Mortgage
Securities	5.613%	6/11/50	4,534	4,645
4 Bear Stearns Commercial Mortgage
Securities	5.694%	6/11/50	14,180	16,151
4 Bear Stearns Commercial Mortgage
Securities	5.700%	6/11/50	6,625	7,474
4 Bear Stearns Commercial Mortgage
Securities	5.897%	6/11/50	3,650	3,876
4 Capital One Multi-Asset Execution Trust	5.050%	12/17/18	12,975	14,754
4 Capital One Multi-Asset Execution Trust	5.750%	7/15/20	6,690	7,996
4 Chase Issuance Trust	4.650%	3/15/15	11,375	11,762
4 Chase Issuance Trust	5.400%	7/15/15	3,325	3,519
6 Cie de Financement Foncier	2.125%	4/22/13	2,900	2,918
4 CIT Group Home Equity Loan Trust	6.200%	2/25/30	188	190
4 Citibank Credit Card Issuance Trust	4.900%	6/23/16	7,800	8,518
4 Citibank Credit Card Issuance Trust	4.850%	3/10/17	1,155	1,289
4 Citibank Credit Card Issuance Trust	4.150%	7/7/17	1,225	1,348
4 Citibank Credit Card Issuance Trust	5.650%	9/20/19	7,150	8,555
4 Citibank Credit Card Issuance Trust	5.350%	2/7/20	400	474
4 Citigroup Commercial Mortgage Trust	4.623%	10/15/41	1,125	1,138
4 Citigroup Commercial Mortgage Trust	4.830%	5/15/43	3,520	3,694
4 Citigroup Commercial Mortgage Trust	5.726%	3/15/49	6,300	7,135
4 Citigroup Commercial Mortgage Trust	5.431%	10/15/49	1,525	1,730
4 Citigroup Commercial Mortgage Trust	5.462%	10/15/49	1,435	1,500
4 Citigroup Commercial Mortgage Trust	5.482%	10/15/49	1,825	1,498
4 Citigroup Commercial Mortgage Trust	5.696%	12/10/49	8,475	9,704
4 Citigroup Commercial Mortgage Trust	5.696%	12/10/49	1,875	1,958
4 Citigroup Commercial Mortgage Trust	6.074%	12/10/49	8,810	10,151
4 Citigroup/Deutsche Bank Commercial
Mortgage Trust	5.225%	7/15/44	6,975	7,829
4 Citigroup/Deutsche Bank Commercial
Mortgage Trust	5.225%	7/15/44	2,475	2,647
4 Citigroup/Deutsche Bank Commercial
Mortgage Trust	5.886%	11/15/44	7,000	8,034
4 Citigroup/Deutsche Bank Commercial
Mortgage Trust	5.648%	10/15/48	4,150	4,080
4 Citigroup/Deutsche Bank Commercial
Mortgage Trust	5.205%	12/11/49	7,141	7,150
4 Citigroup/Deutsche Bank Commercial
Mortgage Trust	5.322%	12/11/49	6,395	7,007

[4,6] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	2,208	2,357
4	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	2,700	2,756
4	Commercial Mortgage Pass Through
	Certificates	4.715%	3/10/39	8,329	8,717
4	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	11,980	13,388
4	Commercial Mortgage Pass Through
	Certificates	5.750%	6/10/46	9,400	10,672
4	Commercial Mortgage Pass Through
	Certificates	5.775%	6/10/46	1,815	1,920
4	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	1,582	1,583
4	Commercial Mortgage Pass Through
	Certificates	5.813%	12/10/49	6,825	7,903
4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	7,075	7,360
4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	325	329
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	5,850	6,412
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	1,325	1,346
4	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	6,063	6,174
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	520	554
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	6,775	7,549
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.190%	8/15/38	1,375	1,374
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	1,525	1,511
4	Credit Suisse Mortgage Capital Certificates	5.814%	6/15/38	5,675	6,381
4	Credit Suisse Mortgage Capital Certificates	5.814%	6/15/38	350	361
4	Credit Suisse Mortgage Capital Certificates	5.418%	2/15/39	10,725	12,000
4	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	1,400	1,366
4	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	2,800	3,014
4	Credit Suisse Mortgage Capital Certificates	5.713%	6/15/39	12,160	13,041
4	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	550	540
4	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	7,455	8,192
4	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	2,830	2,949
4	CW Capital Cobalt Ltd.	5.815%	5/15/46	6,645	7,452
4	CW Capital Cobalt Ltd.	5.484%	4/15/47	1,975	2,127
4	Discover Card Master Trust	5.650%	12/15/15	12,320	13,010
4	Discover Card Master Trust	5.650%	3/16/20	4,776	5,694
4	First Union Commercial Mortgage Trust	6.599%	10/15/35	483	489
4	Ford Credit Auto Owner Trust	2.420%	11/15/14	2,200	2,235
4	Ford Credit Auto Owner Trust	2.150%	6/15/15	6,800	6,937
4	Ford Credit Auto Owner Trust	1.150%	6/15/17	3,525	3,532
4	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	3,925	4,048
4	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	4,183	4,245
4	GE Capital Commercial Mortgage Corp.	5.329%	3/10/44	2,825	2,880
4	GE Capital Commercial Mortgage Corp.	5.329%	3/10/44	11,475	12,883
4	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	4,460	4,976
4	GE Capital Commercial Mortgage Corp.	5.305%	11/10/45	2,725	2,836

4 GE Capital Commercial Mortgage Corp.	5.543%	12/10/49	4,300	4,718
4 GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	21	20
4 GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	1,200	1,216
4 GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	825	868
4 GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	71	72
4 GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	3,175	3,373
4 GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	575	606
4 Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	1,758	1,780
4 Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	89	90
4 Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	4,375	4,561
4 Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	4,875	5,175
4 Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	1,110	1,112
4 Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	7,925	8,638
4 Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	1,900	1,801
4 Greenwich Capital Commercial Funding Corp.	6.081%	7/10/38	2,275	2,588
4 Greenwich Capital Commercial Funding Corp.	5.883%	7/10/38	1,775	1,813
4 Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	640	623
4 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	12,827	13,922
4 Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	1,775	1,861
4 GS Mortgage Securities Corp. II	5.506%	4/10/38	2,712	2,745
4 GS Mortgage Securities Corp. II	5.553%	4/10/38	7,850	8,723
4 GS Mortgage Securities Corp. II	5.622%	4/10/38	1,725	1,756
4 GS Mortgage Securities Corp. II	5.396%	8/10/38	8,575	9,179
4 GS Mortgage Securities Corp. II	4.608%	1/10/40	4,325	4,397
4 GS Mortgage Securities Corp. II	3.707%	8/10/44	1,500	1,570
4 GS Mortgage Securities Corp. II	3.482%	1/10/45	6,250	6,401
4 Honda Auto Receivables Owner Trust	1.800%	4/17/17	1,475	1,501
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.050%	12/12/34	2,846	2,880
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.654%	1/12/37	1,225	1,248
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.985%	1/12/37	3,275	3,348
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.255%	7/12/37	425	441
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.376%	7/12/37	1,943	1,954
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.366%	8/12/37	800	814
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.824%	9/12/37	427	427
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.879%	1/12/38	11,283	11,796
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.404%	1/12/39	4,625	4,826
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.575%	6/12/41	10,500	11,375
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.780%	7/15/42	1,535	1,620
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.323%	1/12/43	1,000	1,030
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.475%	4/15/43	2,850	3,203
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.445%	12/12/44	1,100	1,131
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.247%	12/15/44	1,480	1,604

4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.326%	12/15/44	585	590
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.871%	4/15/45	1,355	1,172
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.871%	4/15/45	9,120	10,469
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.871%	4/15/45	710	752
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.593%	5/12/45	4,180	4,367
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	5/15/45	1,720	1,804
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.447%	5/15/45	4,715	4,939
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	6/12/47	6,180	6,891
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.816%	6/15/49	5,610	6,131
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.794%	2/12/51	19,976	22,664
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.855%	2/12/51	2,435	2,444
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.891%	2/12/51	1,400	1,493
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.882%	2/15/51	6,620	7,494
4 LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	6,975	7,412
4 LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	4,850	5,235
4 LB-UBS Commercial Mortgage Trust	5.150%	4/15/30	2,845	3,099
4 LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	6,855	7,645
4 LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	925	988
4 LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	7,045	7,104
4 LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	2,163	2,210
4 LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	10,700	10,909
4 LB-UBS Commercial Mortgage Trust	4.685%	7/15/32	620	639
4 LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	6,425	6,696
4 LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	9,600	9,929
4 LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	13,965	15,689
4 LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	1,250	1,418
4 LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	1,176	1,250
4 LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	3,900	4,379
4 LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	7,800	8,599
4 LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	1,700	1,725
4 LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	750	748
4 LB-UBS Commercial Mortgage Trust	6.143%	4/15/41	13,125	15,287
4 LB-UBS Commercial Mortgage Trust	6.143%	4/15/41	1,970	1,988
4 LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	12,345	14,008
4 Merrill Lynch Mortgage Trust	5.236%	11/12/35	6,360	6,679
4 Merrill Lynch Mortgage Trust	5.107%	7/12/38	636	676
4 Merrill Lynch Mortgage Trust	5.660%	5/12/39	9,440	10,876
4 Merrill Lynch Mortgage Trust	5.660%	5/12/39	625	659
4 Merrill Lynch Mortgage Trust	4.747%	6/12/43	890	976
4 Merrill Lynch Mortgage Trust	5.782%	8/12/43	1,965	2,049
4 Merrill Lynch Mortgage Trust	5.291%	1/12/44	8,790	9,941
4 Merrill Lynch Mortgage Trust	5.840%	6/12/50	15,155	17,060
4 Merrill Lynch Mortgage Trust	5.425%	2/12/51	1,138	1,156
4 Merrill Lynch Mortgage Trust	5.690%	2/12/51	7,450	8,518

4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	6.095%	6/12/46	12,675	14,641
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.456%	7/12/46	300	308
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.378%	8/12/48	7,615	8,174
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.590%	9/12/49	1,818	1,828
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.700%	9/12/49	10,995	11,971
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.204%	12/12/49	1,225	1,194
4 Morgan Stanley Capital I	4.970%	4/14/40	4,040	4,273
4 Morgan Stanley Capital I	5.110%	6/15/40	9,025	9,607
4 Morgan Stanley Capital I	5.030%	6/13/41	1,319	1,340
4 Morgan Stanley Capital I	5.270%	6/13/41	2,185	2,309
4 Morgan Stanley Capital I	5.813%	8/12/41	775	844
4 Morgan Stanley Capital I	5.328%	11/12/41	4,385	4,949
4 Morgan Stanley Capital I	5.360%	11/12/41	2,626	2,662
4 Morgan Stanley Capital I	4.780%	12/13/41	6,390	6,916
4 Morgan Stanley Capital I	4.840%	12/13/41	515	518
4 Morgan Stanley Capital I	4.970%	12/15/41	7,440	7,766
4 Morgan Stanley Capital I	5.168%	1/14/42	1,500	1,639
4 Morgan Stanley Capital I	5.640%	6/11/42	9,080	10,612
4 Morgan Stanley Capital I	5.640%	6/11/42	2,475	2,651
4 Morgan Stanley Capital I	4.989%	8/13/42	13,445	14,854
4 Morgan Stanley Capital I	5.073%	8/13/42	1,595	1,586
4 Morgan Stanley Capital I	5.230%	9/15/42	11,050	12,472
4 Morgan Stanley Capital I	5.730%	10/15/42	4,080	4,620
4 Morgan Stanley Capital I	5.735%	10/15/42	225	244
4 Morgan Stanley Capital I	5.735%	10/15/42	1,750	1,710
4 Morgan Stanley Capital I	5.201%	11/14/42	7,950	8,902
4 Morgan Stanley Capital I	6.278%	1/11/43	11,770	14,107
4 Morgan Stanley Capital I	5.332%	12/15/43	8,360	9,485
4 Morgan Stanley Capital I	5.418%	3/12/44	11,925	13,519
4 Morgan Stanley Capital I	5.467%	3/12/44	2,503	2,626
4 Morgan Stanley Capital I	5.773%	7/12/44	3,425	3,751
4 Morgan Stanley Capital I	5.793%	7/12/44	1,475	1,454
4 Morgan Stanley Capital I	3.244%	3/15/45	6,000	5,987
4 Morgan Stanley Capital I	4.660%	9/13/45	2,465	2,568
4 Morgan Stanley Capital I	4.985%	6/12/47	1,580	1,600
4 Morgan Stanley Capital I	5.654%	4/15/49	1,405	1,501
4 Morgan Stanley Capital I	5.692%	4/15/49	10,255	11,277
4 Morgan Stanley Capital I	5.544%	11/12/49	1,650	1,777
4 Morgan Stanley Capital I	5.809%	12/12/49	6,050	6,938
4 Morgan Stanley Capital I	6.108%	12/12/49	1,975	2,100
4 Morgan Stanley Capital I	5.090%	10/12/52	863	861
4 Morgan Stanley Capital I	5.204%	10/12/52	2,775	2,942
4 Morgan Stanley Capital I	4.770%	7/15/56	1,345	1,351
4 Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	67	67
4 Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	13,650	13,932
4 Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	11,780	11,974
4 Nissan Auto Receivables Owner Trust	5.050%	11/17/14	929	938
6 Northern Rock Asset Management plc	5.625%	6/22/17	1,075	1,145
4 PSE&G Transition Funding LLC	6.890%	12/15/17	6,975	8,205
4 Public Service New Hampshire Funding LLC	6.480%	5/1/15	122	126
4 TIAA Seasoned Commercial Mortgage Trust	5.656%	8/15/39	1,385	1,464

4 Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	143	145
4 Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	508	517
4 Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	1,100	1,140
4 Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	5,075	5,307
4 Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	7,034	7,389
4 Wachovia Bank Commercial Mortgage Trust	5.317%	7/15/41	11,150	11,914
4 Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	10,325	10,846
4 Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	7,030	7,723
4 Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	625	634
4 Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	3,520	3,915
4 Wachovia Bank Commercial Mortgage Trust	5.737%	5/15/43	7,320	8,344
4 Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	4,900	5,393
4 Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	665	711
4 Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	1,350	1,317
4 Wachovia Bank Commercial Mortgage Trust	5.205%	10/15/44	535	545
4 Wachovia Bank Commercial Mortgage Trust	5.205%	10/15/44	10,320	11,441
4 Wachovia Bank Commercial Mortgage Trust	5.271%	12/15/44	10,300	11,532
4 Wachovia Bank Commercial Mortgage Trust	5.321%	12/15/44	475	509
4 Wachovia Bank Commercial Mortgage Trust	5.968%	6/15/45	475	503
4 Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	7,115	8,031
4 Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	2,397	2,620
4 Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	5,275	5,652
4 Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	2,400	2,468
4 WF-RBS Commercial Mortgage Trust	3.440%	4/15/45	3,875	3,914
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,124,915)				1,322,318
Corporate Bonds (20.7%)
Finance (7.1%)
Banking (4.7%)
4 Abbey National Capital Trust I	8.963%	12/29/49	3,275	3,290
Abbey National Treasury Services plc	2.875%	4/25/14	2,475	2,464
Abbey National Treasury Services plc	4.000%	4/27/16	3,635	3,620
American Express Bank FSB	5.500%	4/16/13	3,275	3,427
American Express Bank FSB	6.000%	9/13/17	625	730
American Express Centurion Bank	5.950%	6/12/17	650	753
American Express Centurion Bank	6.000%	9/13/17	10,325	12,062
American Express Co.	4.875%	7/15/13	1,575	1,648
American Express Co.	7.250%	5/20/14	1,250	1,403
American Express Co.	5.500%	9/12/16	1,025	1,157
American Express Co.	6.150%	8/28/17	2,715	3,193
American Express Co.	7.000%	3/19/18	7,625	9,348
American Express Co.	8.125%	5/20/19	2,470	3,227
American Express Co.	8.150%	3/19/38	2,335	3,434
4 American Express Co.	6.800%	9/1/66	2,825	2,889
American Express Credit Corp.	5.875%	5/2/13	3,765	3,960
American Express Credit Corp.	7.300%	8/20/13	15,300	16,554
American Express Credit Corp.	5.125%	8/25/14	5,990	6,516
American Express Credit Corp.	2.750%	9/15/15	7,715	8,004
American Express Credit Corp.	5.300%	12/2/15	2,000	2,242
American Express Credit Corp.	2.800%	9/19/16	11,305	11,602
American Express Credit Corp.	2.375%	3/24/17	16,200	16,273
Associates Corp. of North America	6.950%	11/1/18	100	112
Banco Santander Chile	2.875%	11/13/12	675	675
BanColombia SA	4.250%	1/12/16	2,700	2,823
Bank of America Corp.	4.900%	5/1/13	6,450	6,641
Bank of America Corp.	7.375%	5/15/14	4,650	5,046
Bank of America Corp.	5.375%	6/15/14	800	840
Bank of America Corp.	5.125%	11/15/14	2,510	2,624

Bank of America Corp.	4.500%	4/1/15	23,170	23,990
Bank of America Corp.	4.750%	8/1/15	275	287
Bank of America Corp.	3.700%	9/1/15	670	676
Bank of America Corp.	5.250%	12/1/15	1,225	1,279
Bank of America Corp.	3.625%	3/17/16	15,275	15,239
Bank of America Corp.	3.750%	7/12/16	8,695	8,733
Bank of America Corp.	6.500%	8/1/16	32,070	35,185
Bank of America Corp.	5.750%	8/15/16	3,250	3,397
Bank of America Corp.	7.800%	9/15/16	5,000	5,577
Bank of America Corp.	5.625%	10/14/16	14,700	15,650
Bank of America Corp.	5.420%	3/15/17	7,425	7,564
Bank of America Corp.	3.875%	3/22/17	500	501
Bank of America Corp.	6.000%	9/1/17	400	433
Bank of America Corp.	5.750%	12/1/17	2,380	2,544
Bank of America Corp.	5.650%	5/1/18	11,765	12,523
Bank of America Corp.	7.625%	6/1/19	4,620	5,320
Bank of America Corp.	5.625%	7/1/20	17,665	18,376
Bank of America Corp.	5.875%	1/5/21	6,890	7,287
Bank of America Corp.	5.000%	5/13/21	795	797
Bank of America Corp.	5.700%	1/24/22	2,550	2,697
Bank of America Corp.	5.875%	2/7/42	11,050	10,981
Bank of America NA	5.300%	3/15/17	13,400	13,986
Bank of America NA	6.100%	6/15/17	1,975	2,117
Bank of America NA	6.000%	10/15/36	2,225	2,211
Bank of Montreal	2.125%	6/28/13	4,990	5,087
Bank of Montreal	2.500%	1/11/17	10,225	10,419
Bank of New York Mellon Corp.	4.500%	4/1/13	525	545
Bank of New York Mellon Corp.	4.300%	5/15/14	5,145	5,509
Bank of New York Mellon Corp.	1.200%	2/20/15	1,700	1,700
Bank of New York Mellon Corp.	4.950%	3/15/15	2,325	2,548
Bank of New York Mellon Corp.	2.500%	1/15/16	4,050	4,152
Bank of New York Mellon Corp.	2.300%	7/28/16	295	301
Bank of New York Mellon Corp.	2.400%	1/17/17	725	742
Bank of New York Mellon Corp.	5.450%	5/15/19	3,645	4,208
Bank of New York Mellon Corp.	4.600%	1/15/20	6,975	7,728
Bank of New York Mellon Corp.	3.550%	9/23/21	2,900	2,958
Bank of Nova Scotia	2.375%	12/17/13	7,250	7,452
Bank of Nova Scotia	1.850%	1/12/15	10,220	10,454
Bank of Nova Scotia	3.400%	1/22/15	265	281
Bank of Nova Scotia	2.050%	10/7/15	1,900	1,955
Bank of Nova Scotia	2.900%	3/29/16	145	151
Bank of Nova Scotia	2.550%	1/12/17	1,755	1,802
Bank of Nova Scotia	4.375%	1/13/21	1,570	1,701
6 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	4,000	4,072
Bank One Corp.	4.900%	4/30/15	975	1,044
Bank One Corp.	7.625%	10/15/26	425	506
Bank One Corp.	8.000%	4/29/27	2,500	3,099
Barclays Bank plc	5.200%	7/10/14	23,220	24,598
Barclays Bank plc	2.750%	2/23/15	4,375	4,407
Barclays Bank plc	3.900%	4/7/15	3,745	3,906
Barclays Bank plc	5.000%	9/22/16	3,390	3,651
Barclays Bank plc	6.750%	5/22/19	3,040	3,515
Barclays Bank plc	5.125%	1/8/20	2,865	3,015
Barclays Bank plc	5.140%	10/14/20	4,745	4,570
BB&T Capital Trust II	6.750%	6/7/36	2,675	2,682
4 BB&T Capital Trust IV	6.820%	6/12/77	1,600	1,608
BB&T Corp.	2.050%	4/28/14	3,280	3,342

BB&T Corp.	5.700%	4/30/14	970	1,062
BB&T Corp.	5.200%	12/23/15	9,270	10,237
BB&T Corp.	3.200%	3/15/16	4,670	4,909
BB&T Corp.	2.150%	3/22/17	3,800	3,786
BB&T Corp.	4.900%	6/30/17	100	110
BB&T Corp.	5.250%	11/1/19	4,350	4,782
BB&T Corp.	3.950%	3/22/22	1,770	1,773
BBVA US Senior SAU	3.250%	5/16/14	4,625	4,611
Bear Stearns Cos. LLC	5.700%	11/15/14	9,825	10,781
Bear Stearns Cos. LLC	5.300%	10/30/15	5,900	6,502
Bear Stearns Cos. LLC	5.550%	1/22/17	2,200	2,428
Bear Stearns Cos. LLC	6.400%	10/2/17	2,650	3,093
Bear Stearns Cos. LLC	7.250%	2/1/18	4,580	5,537
Bear Stearns Cos. LLC	4.650%	7/2/18	425	455
BNP Paribas SA	3.250%	3/11/15	12,105	12,254
BNP Paribas SA	3.600%	2/23/16	5,770	5,831
BNP Paribas SA	5.000%	1/15/21	10,365	10,459
BNY Mellon NA	4.750%	12/15/14	3,350	3,617
Branch Banking & Trust Co.	5.625%	9/15/16	1,875	2,122
Canadian Imperial Bank of Commerce	1.450%	9/13/13	1,565	1,581
Canadian Imperial Bank of Commerce	2.350%	12/11/15	1,120	1,150
Capital One Bank USA NA	6.500%	6/13/13	1,150	1,213
Capital One Bank USA NA	8.800%	7/15/19	10,900	13,347
Capital One Financial Corp.	7.375%	5/23/14	645	715
Capital One Financial Corp.	2.125%	7/15/14	3,395	3,413
Capital One Financial Corp.	5.500%	6/1/15	6,650	7,269
Capital One Financial Corp.	3.150%	7/15/16	6,545	6,692
Capital One Financial Corp.	6.150%	9/1/16	3,150	3,479
Capital One Financial Corp.	5.250%	2/21/17	1,075	1,147
Capital One Financial Corp.	6.750%	9/15/17	1,720	2,033
Capital One Financial Corp.	4.750%	7/15/21	1,545	1,625
[4,6] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	4,025	4,560
Citigroup Inc.	5.300%	10/17/12	5,300	5,416
Citigroup Inc.	5.500%	4/11/13	16,720	17,351
Citigroup Inc.	6.500%	8/19/13	7,245	7,669
Citigroup Inc.	6.000%	12/13/13	17,625	18,631
Citigroup Inc.	5.125%	5/5/14	825	866
Citigroup Inc.	6.375%	8/12/14	6,510	7,056
Citigroup Inc.	5.000%	9/15/14	9,120	9,432
Citigroup Inc.	6.010%	1/15/15	3,635	3,944
Citigroup Inc.	2.650%	3/2/15	11,900	11,877
Citigroup Inc.	4.750%	5/19/15	5,635	5,932
Citigroup Inc.	4.700%	5/29/15	1,000	1,059
Citigroup Inc.	4.587%	12/15/15	7,345	7,724
Citigroup Inc.	5.300%	1/7/16	5,550	5,970
Citigroup Inc.	3.953%	6/15/16	3,965	4,074
Citigroup Inc.	5.850%	8/2/16	265	289
Citigroup Inc.	4.450%	1/10/17	10,650	11,143
Citigroup Inc.	5.500%	2/15/17	8,660	9,073
Citigroup Inc.	6.000%	8/15/17	4,325	4,807
Citigroup Inc.	6.125%	11/21/17	15,960	17,825
Citigroup Inc.	6.125%	5/15/18	13,653	15,182
Citigroup Inc.	8.500%	5/22/19	18,500	22,804
Citigroup Inc.	5.375%	8/9/20	10,664	11,413
Citigroup Inc.	4.500%	1/14/22	12,400	12,475
Citigroup Inc.	6.625%	6/15/32	1,925	1,971
Citigroup Inc.	5.875%	2/22/33	3,705	3,503

Citigroup Inc.	6.000%	10/31/33	4,050	3,871
Citigroup Inc.	5.850%	12/11/34	1,005	1,040
Citigroup Inc.	6.125%	8/25/36	6,060	5,784
Citigroup Inc.	5.875%	5/29/37	4,550	4,693
Citigroup Inc.	6.875%	3/5/38	18,066	20,788
Citigroup Inc.	8.125%	7/15/39	1,575	2,040
Citigroup Inc.	5.875%	1/30/42	2,825	2,916
Comerica Bank	5.750%	11/21/16	3,775	4,242
Comerica Bank	5.200%	8/22/17	2,800	3,068
Comerica Inc.	4.800%	5/1/15	2,600	2,697
Commonwealth Bank of Australia	1.950%	3/16/15	7,200	7,250
Compass Bank	6.400%	10/1/17	900	930
Compass Bank	5.900%	4/1/26	650	590
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	7,630	7,686
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	3,700	3,778
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	12,265	12,667
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	10,750	10,410
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	3,465	3,554
Countrywide Financial Corp.	6.250%	5/15/16	450	469
Credit Suisse	5.000%	5/15/13	13,550	14,066
Credit Suisse	2.200%	1/14/14	7,625	7,698
Credit Suisse	5.500%	5/1/14	7,790	8,368
Credit Suisse	3.500%	3/23/15	11,985	12,466
Credit Suisse	6.000%	2/15/18	12,965	13,999
Credit Suisse	5.300%	8/13/19	9,750	10,713
Credit Suisse	5.400%	1/14/20	4,575	4,736
Credit Suisse	4.375%	8/5/20	4,250	4,416
Credit Suisse USA Inc.	5.500%	8/15/13	2,575	2,705
Credit Suisse USA Inc.	5.125%	1/15/14	625	663
Credit Suisse USA Inc.	4.875%	1/15/15	2,935	3,179
Credit Suisse USA Inc.	5.125%	8/15/15	4,265	4,673
Credit Suisse USA Inc.	5.375%	3/2/16	855	948
Credit Suisse USA Inc.	7.125%	7/15/32	7,710	9,326
Deutsche Bank AG	4.875%	5/20/13	6,090	6,315
Deutsche Bank AG	3.875%	8/18/14	145	152
Deutsche Bank AG	3.450%	3/30/15	5,900	6,119
Deutsche Bank AG	3.250%	1/11/16	11,195	11,443
Deutsche Bank AG	6.000%	9/1/17	15,190	17,231
Deutsche Bank Financial LLC	5.375%	3/2/15	4,545	4,695
Discover Bank	7.000%	4/15/20	1,350	1,549
Fifth Third Bancorp	6.250%	5/1/13	690	726
Fifth Third Bancorp	3.625%	1/25/16	9,525	10,029
Fifth Third Bancorp	4.500%	6/1/18	725	762
Fifth Third Bancorp	3.500%	3/15/22	5,775	5,618
Fifth Third Bancorp	8.250%	3/1/38	6,246	8,274
Fifth Third Bank	4.750%	2/1/15	2,800	2,991
First Horizon National Corp.	5.375%	12/15/15	7,350	7,808
First Niagara Financial Group Inc.	6.750%	3/19/20	675	739
First Niagara Financial Group Inc.	7.250%	12/15/21	440	473
First Tennessee Bank NA	5.050%	1/15/15	3,574	3,657
FleetBoston Financial Corp.	6.700%	7/15/28	5,400	5,213
Goldman Sachs Capital I	6.345%	2/15/34	5,375	5,093

Goldman Sachs Group Inc.	4.750%	7/15/13	7,425	7,682
Goldman Sachs Group Inc.	5.250%	10/15/13	13,485	14,109
Goldman Sachs Group Inc.	5.150%	1/15/14	3,125	3,287
Goldman Sachs Group Inc.	6.000%	5/1/14	11,620	12,430
Goldman Sachs Group Inc.	5.000%	10/1/14	11,175	11,813
Goldman Sachs Group Inc.	5.125%	1/15/15	8,040	8,566
Goldman Sachs Group Inc.	3.700%	8/1/15	2,510	2,556
Goldman Sachs Group Inc.	5.350%	1/15/16	19,725	21,035
Goldman Sachs Group Inc.	3.625%	2/7/16	13,835	13,833
Goldman Sachs Group Inc.	5.750%	10/1/16	5,555	6,011
Goldman Sachs Group Inc.	5.625%	1/15/17	4,570	4,819
Goldman Sachs Group Inc.	6.250%	9/1/17	8,980	9,853
Goldman Sachs Group Inc.	5.950%	1/18/18	6,215	6,693
Goldman Sachs Group Inc.	6.150%	4/1/18	7,225	7,794
Goldman Sachs Group Inc.	7.500%	2/15/19	3,255	3,712
Goldman Sachs Group Inc.	5.375%	3/15/20	16,640	16,858
Goldman Sachs Group Inc.	6.000%	6/15/20	20,390	21,436
Goldman Sachs Group Inc.	5.250%	7/27/21	5,725	5,654
Goldman Sachs Group Inc.	5.750%	1/24/22	13,025	13,396
Goldman Sachs Group Inc.	5.950%	1/15/27	4,795	4,743
Goldman Sachs Group Inc.	6.125%	2/15/33	15,965	15,771
Goldman Sachs Group Inc.	6.450%	5/1/36	2,175	2,100
Goldman Sachs Group Inc.	6.750%	10/1/37	20,705	20,143
Goldman Sachs Group Inc.	6.250%	2/1/41	12,055	11,881
6 HBOS plc	6.750%	5/21/18	2,075	1,925
HSBC Bank USA NA	4.625%	4/1/14	13,370	14,044
HSBC Bank USA NA	4.875%	8/24/20	4,275	4,379
HSBC Bank USA NA	5.875%	11/1/34	1,825	1,915
HSBC Bank USA NA	5.625%	8/15/35	1,225	1,239
HSBC Bank USA NA	7.000%	1/15/39	1,025	1,199
HSBC Holdings plc	5.100%	4/5/21	10,895	11,784
HSBC Holdings plc	4.875%	1/14/22	2,350	2,491
HSBC Holdings plc	4.000%	3/30/22	125	124
HSBC Holdings plc	7.625%	5/17/32	325	363
HSBC Holdings plc	7.350%	11/27/32	600	650
HSBC Holdings plc	6.500%	5/2/36	8,215	9,175
HSBC Holdings plc	6.500%	9/15/37	16,515	18,495
HSBC Holdings plc	6.800%	6/1/38	2,325	2,681
HSBC Holdings plc	6.100%	1/14/42	2,225	2,616
HSBC USA Inc.	2.375%	2/13/15	10,500	10,563
HSBC USA Inc.	5.000%	9/27/20	855	870
Huntington Bancshares Inc.	7.000%	12/15/20	3,950	4,468
JP Morgan Chase Capital XVII	5.850%	8/1/35	250	247
4 JP Morgan Chase Capital XVIII	6.950%	8/1/66	900	907
4 JP Morgan Chase Capital XX	6.550%	9/15/66	2,490	2,469
4 JP Morgan Chase Capital XXII	6.450%	1/15/87	8,430	8,430
JP Morgan Chase Capital XXV	6.800%	10/1/37	3,440	3,416
JPMorgan Chase & Co.	4.750%	5/1/13	9,520	9,911
JPMorgan Chase & Co.	1.650%	9/30/13	8,050	8,145
JPMorgan Chase & Co.	2.050%	1/24/14	8,050	8,191
JPMorgan Chase & Co.	4.875%	3/15/14	8,800	9,352
JPMorgan Chase & Co.	4.650%	6/1/14	22,065	23,517
JPMorgan Chase & Co.	5.125%	9/15/14	15,490	16,599
JPMorgan Chase & Co.	3.700%	1/20/15	13,475	14,181
JPMorgan Chase & Co.	4.750%	3/1/15	4,625	5,022
JPMorgan Chase & Co.	1.875%	3/20/15	6,575	6,588
JPMorgan Chase & Co.	5.250%	5/1/15	5,525	5,994

JPMorgan Chase & Co.	3.400%	6/24/15	790	825
JPMorgan Chase & Co.	5.150%	10/1/15	8,195	8,955
JPMorgan Chase & Co.	2.600%	1/15/16	4,525	4,566
JPMorgan Chase & Co.	3.450%	3/1/16	1,420	1,480
JPMorgan Chase & Co.	3.150%	7/5/16	8,545	8,799
JPMorgan Chase & Co.	6.125%	6/27/17	3,325	3,775
JPMorgan Chase & Co.	6.000%	1/15/18	13,385	15,480
JPMorgan Chase & Co.	6.300%	4/23/19	15,560	18,029
JPMorgan Chase & Co.	4.400%	7/22/20	1,295	1,345
JPMorgan Chase & Co.	4.250%	10/15/20	725	738
JPMorgan Chase & Co.	4.625%	5/10/21	815	848
JPMorgan Chase & Co.	4.350%	8/15/21	21,665	22,147
JPMorgan Chase & Co.	4.500%	1/24/22	4,450	4,614
JPMorgan Chase & Co.	6.400%	5/15/38	31,015	36,750
JPMorgan Chase & Co.	5.500%	10/15/40	5,350	5,780
JPMorgan Chase & Co.	5.600%	7/15/41	4,950	5,364
JPMorgan Chase & Co.	5.400%	1/6/42	3,175	3,366
JPMorgan Chase Bank NA	5.875%	6/13/16	7,950	8,791
JPMorgan Chase Bank NA	6.000%	10/1/17	2,490	2,848
JPMorgan Chase Capital XXVII	7.000%	11/1/39	7,440	7,431
KeyBank NA	5.800%	7/1/14	850	921
KeyBank NA	5.450%	3/3/16	2,500	2,740
KeyCorp	6.500%	5/14/13	1,500	1,584
KeyCorp	5.100%	3/24/21	6,490	7,152
6 Lloyds TSB Bank plc	4.375%	1/12/15	3,650	3,739
Lloyds TSB Bank plc	4.875%	1/21/16	7,170	7,432
Lloyds TSB Bank plc	4.200%	3/28/17	5,050	5,077
6 Lloyds TSB Bank plc	5.800%	1/13/20	3,950	4,064
Lloyds TSB Bank plc	6.375%	1/21/21	7,350	7,888
M&I Marshall & Ilsley Bank	4.850%	6/16/15	350	374
M&I Marshall & Ilsley Bank	5.000%	1/17/17	1,190	1,285
Manufacturers & Traders Trust Co.	6.625%	12/4/17	2,475	2,838
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	100	97
MBNA Corp.	5.000%	6/15/15	1,425	1,482
Mellon Funding Corp.	5.000%	12/1/14	875	952
Merrill Lynch & Co. Inc.	6.150%	4/25/13	7,200	7,484
Merrill Lynch & Co. Inc.	5.000%	2/3/14	5,325	5,504
Merrill Lynch & Co. Inc.	5.450%	7/15/14	1,665	1,744
Merrill Lynch & Co. Inc.	5.000%	1/15/15	11,281	11,768
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,730	1,803
Merrill Lynch & Co. Inc.	5.700%	5/2/17	9,035	9,247
Merrill Lynch & Co. Inc.	6.400%	8/28/17	11,055	12,063
Merrill Lynch & Co. Inc.	6.875%	4/25/18	17,595	19,534
Merrill Lynch & Co. Inc.	6.500%	7/15/18	1,100	1,186
Merrill Lynch & Co. Inc.	6.220%	9/15/26	2,312	2,345
Merrill Lynch & Co. Inc.	6.110%	1/29/37	1,065	1,008
Merrill Lynch & Co. Inc.	7.750%	5/14/38	15,255	16,696
Morgan Stanley	6.750%	10/15/13	200	211
Morgan Stanley	2.875%	1/24/14	19,900	19,825
Morgan Stanley	4.750%	4/1/14	14,430	14,636
Morgan Stanley	6.000%	5/13/14	12,050	12,624
Morgan Stanley	2.875%	7/28/14	1,050	1,045
Morgan Stanley	4.200%	11/20/14	3,370	3,399
Morgan Stanley	4.100%	1/26/15	3,300	3,308
Morgan Stanley	6.000%	4/28/15	5,135	5,374
Morgan Stanley	5.375%	10/15/15	10,660	11,011
Morgan Stanley	3.450%	11/2/15	24,800	24,261

Morgan Stanley	3.800%	4/29/16	1,215	1,182
Morgan Stanley	5.750%	10/18/16	4,700	4,900
Morgan Stanley	5.450%	1/9/17	3,815	3,906
Morgan Stanley	4.750%	3/22/17	8,250	8,232
Morgan Stanley	5.550%	4/27/17	1,375	1,415
Morgan Stanley	5.950%	12/28/17	5,690	5,879
Morgan Stanley	6.625%	4/1/18	7,565	7,963
Morgan Stanley	7.300%	5/13/19	13,185	14,187
Morgan Stanley	5.625%	9/23/19	25,555	25,193
Morgan Stanley	5.500%	1/26/20	2,750	2,681
Morgan Stanley	5.500%	7/24/20	2,150	2,101
Morgan Stanley	5.750%	1/25/21	11,940	11,720
Morgan Stanley	5.500%	7/28/21	3,125	3,042
Morgan Stanley	6.250%	8/9/26	8,475	8,426
Morgan Stanley	7.250%	4/1/32	7,545	8,254
National Australia Bank	2.000%	3/9/15	3,800	3,797
National Australia Bank	2.750%	3/9/17	3,800	3,772
National City Bank	4.625%	5/1/13	725	753
National City Corp.	4.900%	1/15/15	850	931
National City Corp.	6.875%	5/15/19	4,965	5,774
Northern Trust Co.	6.500%	8/15/18	425	520
Northern Trust Corp.	5.500%	8/15/13	425	452
Northern Trust Corp.	4.625%	5/1/14	1,025	1,101
Paribas	6.950%	7/22/13	325	338
PNC Bank NA	4.875%	9/21/17	3,575	3,888
PNC Bank NA	6.000%	12/7/17	325	372
PNC Funding Corp.	3.000%	5/19/14	145	150
PNC Funding Corp.	3.625%	2/8/15	235	250
PNC Funding Corp.	4.250%	9/21/15	650	707
PNC Funding Corp.	5.250%	11/15/15	7,550	8,382
PNC Funding Corp.	2.700%	9/19/16	1,945	2,006
PNC Funding Corp.	5.625%	2/1/17	325	363
PNC Funding Corp.	6.700%	6/10/19	6,475	7,872
PNC Funding Corp.	5.125%	2/8/20	5,700	6,447
PNC Funding Corp.	4.375%	8/11/20	6,150	6,666
PNC Funding Corp.	3.300%	3/8/22	11,000	10,815
Royal Bank of Canada	2.100%	7/29/13	6,200	6,322
Royal Bank of Canada	1.450%	10/30/14	160	162
Royal Bank of Canada	1.150%	3/13/15	2,475	2,471
Royal Bank of Canada	2.625%	12/15/15	5,600	5,855
Royal Bank of Canada	2.875%	4/19/16	2,075	2,168
Royal Bank of Canada	2.300%	7/20/16	9,255	9,481
Royal Bank of Scotland Group plc	6.400%	10/21/19	8,505	8,934
Royal Bank Of Scotland NV	4.650%	6/4/18	100	98
Royal Bank of Scotland plc	3.400%	8/23/13	5,020	5,085
Royal Bank of Scotland plc	3.250%	1/11/14	6,525	6,621
6 Royal Bank of Scotland plc	4.875%	8/25/14	1,800	1,869
Royal Bank of Scotland plc	4.875%	3/16/15	4,790	4,965
Royal Bank of Scotland plc	3.950%	9/21/15	795	804
Royal Bank of Scotland plc	4.375%	3/16/16	12,655	12,976
Royal Bank of Scotland plc	5.625%	8/24/20	9,205	9,549
Royal Bank of Scotland plc	6.125%	1/11/21	3,280	3,510
Santander Holdings USA Inc.	4.625%	4/19/16	4,225	4,279
Santander UK plc	7.950%	10/26/29	590	602
SouthTrust Corp.	5.800%	6/15/14	750	810
Sovereign Bank	8.750%	5/30/18	675	790
State Street Bank and Trust Co.	5.300%	1/15/16	2,725	3,024

State Street Bank and Trust Co.	5.250%	10/15/18	2,879	3,301
State Street Corp.	4.300%	5/30/14	1,600	1,712
State Street Corp.	2.875%	3/7/16	6,235	6,503
State Street Corp.	4.375%	3/7/21	1,385	1,522
SunTrust Bank	5.000%	9/1/15	16	17
SunTrust Bank	7.250%	3/15/18	375	429
SunTrust Banks Inc.	3.600%	4/15/16	4,160	4,295
SunTrust Banks Inc.	3.500%	1/20/17	4,070	4,130
SunTrust Banks Inc.	6.000%	9/11/17	1,300	1,444
Svenska Handelsbanken AB	2.875%	4/4/17	5,250	5,247
Toronto-Dominion Bank	1.375%	7/14/14	1,660	1,689
Toronto-Dominion Bank	2.500%	7/14/16	2,495	2,573
Toronto-Dominion Bank	2.375%	10/19/16	4,320	4,424
UBS AG	2.250%	8/12/13	8,135	8,184
UBS AG	2.250%	1/28/14	9,950	9,977
UBS AG	3.875%	1/15/15	1,890	1,967
UBS AG	7.000%	10/15/15	1,000	1,080
UBS AG	5.875%	7/15/16	2,620	2,763
UBS AG	7.375%	6/15/17	3,000	3,340
UBS AG	5.875%	12/20/17	7,960	8,814
UBS AG	5.750%	4/25/18	2,940	3,211
UBS AG	4.875%	8/4/20	14,450	14,963
UBS AG	7.750%	9/1/26	1,000	1,170
4 UBS Preferred Funding Trust V	6.243%	5/29/49	145	139
UFJ Finance Aruba AEC	6.750%	7/15/13	9,750	10,371
Union Bank NA	5.950%	5/11/16	1,375	1,472
Union Bank NA	3.000%	6/6/16	1,550	1,603
UnionBanCal Corp.	5.250%	12/16/13	700	739
US Bancorp	2.000%	6/14/13	5,370	5,460
US Bancorp	1.125%	10/30/13	3,400	3,416
US Bancorp	4.200%	5/15/14	175	187
US Bancorp	3.150%	3/4/15	600	633
US Bancorp	2.450%	7/27/15	480	497
US Bancorp	3.442%	2/1/16	4,395	4,524
US Bancorp	2.200%	11/15/16	9,450	9,634
US Bancorp	4.125%	5/24/21	10,265	11,045
US Bancorp	3.000%	3/15/22	3,325	3,274
US Bank NA	6.300%	2/4/14	3,150	3,448
US Bank NA	4.950%	10/30/14	5,050	5,522
US Bank NA	4.800%	4/15/15	850	933
USB Capital XIII Trust	6.625%	12/15/39	675	676
Wachovia Bank NA	4.800%	11/1/14	425	456
Wachovia Bank NA	4.875%	2/1/15	6,050	6,517
Wachovia Bank NA	5.000%	8/15/15	825	896
Wachovia Bank NA	6.000%	11/15/17	2,500	2,868
Wachovia Bank NA	5.850%	2/1/37	5,775	6,244
Wachovia Bank NA	6.600%	1/15/38	9,845	11,633
Wachovia Corp.	5.500%	5/1/13	2,103	2,206
Wachovia Corp.	4.875%	2/15/14	5,275	5,574
Wachovia Corp.	5.250%	8/1/14	4,615	4,968
Wachovia Corp.	5.625%	10/15/16	11,800	13,141
Wachovia Corp.	5.750%	6/15/17	6,425	7,430
Wachovia Corp.	5.750%	2/1/18	1,265	1,463
Wachovia Corp.	6.605%	10/1/25	100	113
Wachovia Corp.	7.500%	4/15/35	275	326
Wachovia Corp.	5.500%	8/1/35	1,775	1,806
Wachovia Corp.	6.550%	10/15/35	250	275

Wells Fargo & Co.	4.375%	1/31/13	12,885	13,278
Wells Fargo & Co.	4.950%	10/16/13	1,295	1,366
Wells Fargo & Co.	3.750%	10/1/14	2,345	2,483
Wells Fargo & Co.	1.250%	2/13/15	17,550	17,472
Wells Fargo & Co.	3.625%	4/15/15	11,375	12,110
Wells Fargo & Co.	3.676%	6/15/16	13,820	14,807
Wells Fargo & Co.	5.125%	9/15/16	1,060	1,170
Wells Fargo & Co.	2.625%	12/15/16	5,400	5,519
Wells Fargo & Co.	5.625%	12/11/17	20,165	23,405
Wells Fargo & Co.	4.600%	4/1/21	7,265	7,738
Wells Fargo & Co.	3.500%	3/8/22	2,650	2,597
Wells Fargo & Co.	5.375%	2/7/35	4,700	5,052
Wells Fargo Bank NA	4.750%	2/9/15	5,340	5,743
Wells Fargo Bank NA	5.750%	5/16/16	3,600	4,006
Wells Fargo Bank NA	5.950%	8/26/36	2,700	2,935
4 Wells Fargo Capital X	5.950%	12/1/86	3,600	3,618
Westpac Banking Corp.	2.100%	8/2/13	2,625	2,658
Westpac Banking Corp.	1.850%	12/9/13	7,815	7,893
Westpac Banking Corp.	4.200%	2/27/15	7,400	7,932
Westpac Banking Corp.	3.000%	8/4/15	4,125	4,270
Westpac Banking Corp.	3.000%	12/9/15	735	762
Westpac Banking Corp.	4.875%	11/19/19	9,370	10,094
Zions Bancorporation	4.500%	3/27/17	450	445

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	5,000	5,641
Ameriprise Financial Inc.	5.300%	3/15/20	775	842
4 Ameriprise Financial Inc.	7.518%	6/1/66	4,475	4,811
BlackRock Inc.	3.500%	12/10/14	1,700	1,819
BlackRock Inc.	6.250%	9/15/17	1,150	1,386
BlackRock Inc.	5.000%	12/10/19	3,465	3,945
BlackRock Inc.	4.250%	5/24/21	2,125	2,286
Charles Schwab Corp.	4.950%	6/1/14	3,925	4,246
Charles Schwab Corp.	4.450%	7/22/20	1,000	1,088
6 FMR LLC	7.490%	6/15/19	200	232
Franklin Resources Inc.	2.000%	5/20/13	2,650	2,690
Franklin Resources Inc.	3.125%	5/20/15	1,450	1,516
Franklin Resources Inc.	4.625%	5/20/20	700	765
GFI Group Inc.	8.375%	7/19/18	750	716
Jefferies Group Inc.	3.875%	11/9/15	875	864
Jefferies Group Inc.	5.125%	4/13/18	3,975	3,856
Jefferies Group Inc.	8.500%	7/15/19	3,000	3,330
Jefferies Group Inc.	6.875%	4/15/21	895	899
Jefferies Group Inc.	6.450%	6/8/27	1,050	1,034
Jefferies Group Inc.	6.250%	1/15/36	5,280	4,805
Lazard Group LLC	6.850%	6/15/17	2,675	2,935
Nomura Holdings Inc.	5.000%	3/4/15	2,425	2,521
Nomura Holdings Inc.	4.125%	1/19/16	275	278
Nomura Holdings Inc.	6.700%	3/4/20	4,025	4,352
Raymond James Financial Inc.	4.250%	4/15/16	1,000	1,033
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,025	1,094
TD Ameritrade Holding Corp.	5.600%	12/1/19	925	1,017

Finance Companies (0.7%)
Block Financial LLC	5.125%	10/30/14	5,160	5,339
Discover Financial Services	6.450%	6/12/17	325	362
Discover Financial Services	10.250%	7/15/19	950	1,240

General Electric Capital Corp.	5.250%	10/19/12	24,450	25,069
General Electric Capital Corp.	2.800%	1/8/13	6,975	7,097
General Electric Capital Corp.	5.450%	1/15/13	5,470	5,683
General Electric Capital Corp.	4.800%	5/1/13	8,165	8,517
General Electric Capital Corp.	2.100%	1/7/14	6,325	6,457
General Electric Capital Corp.	5.900%	5/13/14	5,125	5,631
General Electric Capital Corp.	5.500%	6/4/14	5,150	5,622
General Electric Capital Corp.	5.650%	6/9/14	5,800	6,346
General Electric Capital Corp.	3.750%	11/14/14	12,475	13,241
General Electric Capital Corp.	3.500%	6/29/15	5,000	5,321
General Electric Capital Corp.	4.375%	9/21/15	3,500	3,837
General Electric Capital Corp.	2.250%	11/9/15	2,445	2,512
General Electric Capital Corp.	2.950%	5/9/16	3,125	3,269
General Electric Capital Corp.	3.350%	10/17/16	7,700	8,156
General Electric Capital Corp.	5.375%	10/20/16	250	286
General Electric Capital Corp.	5.400%	2/15/17	14,850	16,935
General Electric Capital Corp.	5.625%	9/15/17	6,065	7,032
General Electric Capital Corp.	5.625%	5/1/18	12,050	13,955
General Electric Capital Corp.	6.000%	8/7/19	10,675	12,463
General Electric Capital Corp.	5.500%	1/8/20	1,075	1,221
General Electric Capital Corp.	5.550%	5/4/20	3,275	3,751
General Electric Capital Corp.	4.625%	1/7/21	3,425	3,665
General Electric Capital Corp.	5.300%	2/11/21	8,330	9,013
General Electric Capital Corp.	4.650%	10/17/21	2,465	2,621
General Electric Capital Corp.	6.750%	3/15/32	15,610	18,658
General Electric Capital Corp.	6.150%	8/7/37	19,250	21,781
General Electric Capital Corp.	5.875%	1/14/38	19,490	21,317
General Electric Capital Corp.	6.875%	1/10/39	30,425	37,440
4 General Electric Capital Corp.	6.375%	11/15/67	12,635	12,809
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	1,950	1,818
HSBC Finance Corp.	4.750%	7/15/13	4,815	4,977
HSBC Finance Corp.	5.250%	1/15/14	1,425	1,500
HSBC Finance Corp.	5.250%	4/15/15	4,485	4,801
HSBC Finance Corp.	5.000%	6/30/15	11,445	12,216
HSBC Finance Corp.	5.500%	1/19/16	1,545	1,672
HSBC Finance Corp.	6.676%	1/15/21	17,734	18,913
SLM Corp.	5.000%	10/1/13	2,545	2,609
SLM Corp.	5.375%	5/15/14	3,175	3,297
SLM Corp.	5.050%	11/14/14	975	1,004
SLM Corp.	5.000%	4/15/15	600	618
SLM Corp.	6.250%	1/25/16	13,275	13,797
SLM Corp.	6.000%	1/25/17	2,350	2,437
SLM Corp.	8.450%	6/15/18	5,845	6,541
SLM Corp.	8.000%	3/25/20	5,795	6,258
SLM Corp.	7.250%	1/25/22	1,250	1,292
SLM Corp.	5.625%	8/1/33	5,895	5,010

Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	1,000	1,335
ACE INA Holdings Inc.	5.875%	6/15/14	2,500	2,758
ACE INA Holdings Inc.	5.600%	5/15/15	1,725	1,946
ACE INA Holdings Inc.	2.600%	11/23/15	3,735	3,885
ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,640
ACE INA Holdings Inc.	5.800%	3/15/18	425	509
ACE INA Holdings Inc.	5.900%	6/15/19	785	936
ACE INA Holdings Inc.	6.700%	5/15/36	400	522
AEGON Funding Co. LLC	5.750%	12/15/20	3,016	3,191

Aegon NV	4.750%	6/1/13	800	826
Aetna Inc.	6.000%	6/15/16	6,675	7,693
Aetna Inc.	3.950%	9/1/20	5,500	5,793
Aetna Inc.	4.125%	6/1/21	2,230	2,378
Aetna Inc.	6.625%	6/15/36	3,100	3,848
Aetna Inc.	6.750%	12/15/37	925	1,172
Aflac Inc.	2.650%	2/15/17	2,565	2,593
Aflac Inc.	8.500%	5/15/19	1,425	1,852
Aflac Inc.	6.900%	12/17/39	2,450	2,892
Aflac Inc.	6.450%	8/15/40	1,050	1,166
Alleghany Corp.	5.625%	9/15/20	1,000	1,045
Allied World Assurance Co. Ltd.	7.500%	8/1/16	6,875	7,830
Allstate Corp.	6.200%	5/16/14	895	994
Allstate Corp.	5.000%	8/15/14	3,325	3,619
Allstate Corp.	7.450%	5/16/19	3,230	4,046
Allstate Corp.	6.125%	12/15/32	950	1,087
Allstate Corp.	5.350%	6/1/33	225	240
Allstate Corp.	5.550%	5/9/35	1,370	1,492
Allstate Corp.	5.950%	4/1/36	1,000	1,138
Allstate Corp.	6.900%	5/15/38	2,655	3,314
Allstate Corp.	5.200%	1/15/42	1,000	1,044
4 Allstate Corp.	6.500%	5/15/57	1,625	1,601
4 Allstate Corp.	6.125%	5/15/67	1,500	1,466
Allstate Life Global Funding Trusts	5.375%	4/30/13	2,240	2,352
Alterra Finance LLC	6.250%	9/30/20	815	858
American Financial Group Inc.	9.875%	6/15/19	775	963
American International Group Inc.	4.250%	5/15/13	3,550	3,632
American International Group Inc.	4.250%	9/15/14	3,640	3,777
American International Group Inc.	5.050%	10/1/15	4,775	5,088
American International Group Inc.	4.875%	9/15/16	3,200	3,389
American International Group Inc.	5.600%	10/18/16	4,825	5,230
American International Group Inc.	5.450%	5/18/17	2,815	3,025
American International Group Inc.	5.850%	1/16/18	5,050	5,490
American International Group Inc.	8.250%	8/15/18	2,130	2,551
American International Group Inc.	6.400%	12/15/20	15,860	17,982
American International Group Inc.	6.250%	5/1/36	6,500	7,046
American International Group Inc.	6.250%	3/15/37	5,348	4,786
6 American International Group Inc.	6.820%	11/15/37	1,107	1,201
4 American International Group Inc.	8.175%	5/15/68	12,340	13,080
Aon Corp.	3.500%	9/30/15	2,025	2,120
Aon Corp.	5.000%	9/30/20	6,370	7,007
Aon Corp.	8.205%	1/1/27	325	378
Aon Corp.	6.250%	9/30/40	2,125	2,560
Arch Capital Group Ltd.	7.350%	5/1/34	1,175	1,371
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	4,250	4,479
Assurant Inc.	5.625%	2/15/14	625	657
Assurant Inc.	6.750%	2/15/34	3,825	4,000
AXA SA	8.600%	12/15/30	7,170	7,833
Axis Capital Holdings Ltd.	5.750%	12/1/14	725	776
Axis Specialty Finance LLC	5.875%	6/1/20	5,300	5,654
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	3,775	3,942
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	5,850	6,187
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	1,050	1,164
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	2,050	2,138
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	5,670	6,692
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	5,620	6,059
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	145	169

Berkshire Hathaway Inc.	3.200%	2/11/15	3,700	3,927
Berkshire Hathaway Inc.	2.200%	8/15/16	20,370	21,032
Berkshire Hathaway Inc.	1.900%	1/31/17	5,000	5,062
Chubb Corp.	5.200%	4/1/13	425	444
Chubb Corp.	5.750%	5/15/18	940	1,137
Chubb Corp.	6.000%	5/11/37	2,900	3,546
4 Chubb Corp.	6.375%	3/29/67	6,065	6,262
Cigna Corp.	2.750%	11/15/16	8,005	8,099
Cigna Corp.	5.125%	6/15/20	875	961
Cigna Corp.	4.375%	12/15/20	200	209
Cigna Corp.	4.500%	3/15/21	1,090	1,150
Cigna Corp.	4.000%	2/15/22	1,385	1,411
Cigna Corp.	7.875%	5/15/27	425	534
Cigna Corp.	6.150%	11/15/36	9,259	10,253
Cigna Corp.	5.875%	3/15/41	1,865	2,035
Cigna Corp.	5.375%	2/15/42	1,585	1,622
Cincinnati Financial Corp.	6.920%	5/15/28	4,325	4,799
CNA Financial Corp.	5.850%	12/15/14	2,000	2,155
CNA Financial Corp.	6.500%	8/15/16	1,750	1,957
CNA Financial Corp.	7.350%	11/15/19	1,840	2,146
CNA Financial Corp.	5.875%	8/15/20	1,805	1,941
CNA Financial Corp.	5.750%	8/15/21	6,140	6,565
Coventry Health Care Inc.	6.300%	8/15/14	3,850	4,221
Coventry Health Care Inc.	5.950%	3/15/17	1,800	2,040
Coventry Health Care Inc.	5.450%	6/15/21	1,985	2,180
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	4,729	4,863
Genworth Financial Inc.	5.750%	6/15/14	300	311
Genworth Financial Inc.	4.950%	10/1/15	825	839
Genworth Financial Inc.	8.625%	12/15/16	4,125	4,620
Genworth Financial Inc.	6.515%	5/22/18	350	361
Genworth Financial Inc.	7.700%	6/15/20	535	556
Genworth Financial Inc.	7.625%	9/24/21	4,650	4,800
Genworth Financial Inc.	6.500%	6/15/34	3,575	3,320
Hartford Financial Services Group Inc.	4.625%	7/15/13	625	644
Hartford Financial Services Group Inc.	5.500%	10/15/16	975	1,048
Hartford Financial Services Group Inc.	5.375%	3/15/17	900	961
Hartford Financial Services Group Inc.	6.300%	3/15/18	3,150	3,452
Hartford Financial Services Group Inc.	6.000%	1/15/19	925	1,007
Hartford Financial Services Group Inc.	5.950%	10/15/36	550	525
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,775	1,737
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,765
Humana Inc.	7.200%	6/15/18	100	120
Humana Inc.	6.300%	8/1/18	150	173
Humana Inc.	8.150%	6/15/38	2,500	3,221
Jefferson-Pilot Corp.	4.750%	1/30/14	275	286
Lincoln National Corp.	4.300%	6/15/15	1,619	1,720
Lincoln National Corp.	8.750%	7/1/19	900	1,139
Lincoln National Corp.	6.250%	2/15/20	4,745	5,400
Lincoln National Corp.	4.200%	3/15/22	100	100
Lincoln National Corp.	6.150%	4/7/36	3,450	3,647
Lincoln National Corp.	7.000%	6/15/40	1,285	1,496
4 Lincoln National Corp.	7.000%	5/17/66	6,985	6,758
Loews Corp.	5.250%	3/15/16	950	1,051
Loews Corp.	6.000%	2/1/35	200	218
Manulife Financial Corp.	3.400%	9/17/15	3,875	4,015
Manulife Financial Corp.	4.900%	9/17/20	4,875	5,038
Markel Corp.	7.125%	9/30/19	825	927

Marsh & McLennan Cos. Inc.	5.750%	9/15/15	56	63
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	5,962	7,855
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,265	2,464
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,125	2,335
6 Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	575	809
MetLife Inc.	5.000%	11/24/13	1,275	1,358
MetLife Inc.	2.375%	2/6/14	7,420	7,607
MetLife Inc.	5.000%	6/15/15	2,245	2,489
MetLife Inc.	6.750%	6/1/16	895	1,063
MetLife Inc.	6.817%	8/15/18	895	1,099
MetLife Inc.	7.717%	2/15/19	1,570	1,974
MetLife Inc.	4.750%	2/8/21	3,895	4,271
MetLife Inc.	6.375%	6/15/34	1,770	2,187
MetLife Inc.	5.875%	2/6/41	6,745	8,038
4 MetLife Inc.	6.400%	12/15/66	5,235	5,143
6 Metropolitan Life Global Funding I	5.125%	6/10/14	5,225	5,648
4 Nationwide Financial Services Inc.	6.750%	5/15/67	200	187
OneBeacon US Holdings Inc.	5.875%	5/15/13	215	222
PartnerRe Finance B LLC	5.500%	6/1/20	8,508	8,806
Principal Financial Group Inc.	7.875%	5/15/14	1,525	1,703
Principal Financial Group Inc.	8.875%	5/15/19	590	752
Principal Financial Group Inc.	6.050%	10/15/36	1,825	1,907
Principal Life Income Funding Trusts	5.300%	4/24/13	1,825	1,911
Principal Life Income Funding Trusts	5.100%	4/15/14	1,250	1,330
Progressive Corp.	3.750%	8/23/21	855	906
Progressive Corp.	6.625%	3/1/29	1,300	1,548
Progressive Corp.	6.250%	12/1/32	100	120
4 Progressive Corp.	6.700%	6/15/67	3,100	3,247
Protective Life Corp.	7.375%	10/15/19	950	1,057
Protective Life Corp.	8.450%	10/15/39	900	1,045
Prudential Financial Inc.	4.500%	7/15/13	1,825	1,898
Prudential Financial Inc.	4.750%	4/1/14	650	689
Prudential Financial Inc.	5.100%	9/20/14	6,080	6,569
Prudential Financial Inc.	6.200%	1/15/15	2,750	3,044
Prudential Financial Inc.	4.750%	9/17/15	5,750	6,251
Prudential Financial Inc.	5.500%	3/15/16	175	195
Prudential Financial Inc.	3.000%	5/12/16	1,650	1,703
Prudential Financial Inc.	6.000%	12/1/17	1,550	1,801
Prudential Financial Inc.	7.375%	6/15/19	795	983
Prudential Financial Inc.	5.375%	6/21/20	1,345	1,501
Prudential Financial Inc.	5.750%	7/15/33	1,280	1,320
Prudential Financial Inc.	5.400%	6/13/35	2,775	2,790
Prudential Financial Inc.	5.900%	3/17/36	2,300	2,483
Prudential Financial Inc.	5.700%	12/14/36	6,370	6,755
Prudential Financial Inc.	6.625%	12/1/37	6,050	6,971
Prudential Financial Inc.	5.625%	5/12/41	1,745	1,826
4 Reinsurance Group of America Inc.	6.750%	12/15/65	5,675	5,221
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	675	751
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,225	1,405
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	4,075	4,803
Torchmark Corp.	6.375%	6/15/16	1,225	1,359
Transatlantic Holdings Inc.	8.000%	11/30/39	5,275	6,016
Travelers Cos. Inc.	5.500%	12/1/15	3,815	4,319
Travelers Cos. Inc.	6.250%	6/20/16	1,100	1,291
Travelers Cos. Inc.	5.750%	12/15/17	1,375	1,643
Travelers Cos. Inc.	5.800%	5/15/18	965	1,166
Travelers Cos. Inc.	3.900%	11/1/20	2,170	2,335

Travelers Cos. Inc.	6.250%	6/15/37	6,010	7,419
Travelers Cos. Inc.	5.350%	11/1/40	4,245	4,852
Travelers Property Casualty Corp.	6.375%	3/15/33	100	124
UnitedHealth Group Inc.	4.875%	4/1/13	975	1,017
UnitedHealth Group Inc.	5.000%	8/15/14	4,900	5,367
UnitedHealth Group Inc.	4.875%	3/15/15	875	970
UnitedHealth Group Inc.	1.875%	11/15/16	325	328
UnitedHealth Group Inc.	6.000%	6/15/17	1,825	2,182
UnitedHealth Group Inc.	6.000%	2/15/18	340	411
UnitedHealth Group Inc.	3.875%	10/15/20	5,000	5,288
UnitedHealth Group Inc.	4.700%	2/15/21	835	937
UnitedHealth Group Inc.	3.375%	11/15/21	145	149
UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,212
UnitedHealth Group Inc.	5.800%	3/15/36	4,525	5,194
UnitedHealth Group Inc.	6.500%	6/15/37	625	774
UnitedHealth Group Inc.	6.625%	11/15/37	1,425	1,811
UnitedHealth Group Inc.	6.875%	2/15/38	7,620	9,921
UnitedHealth Group Inc.	5.950%	2/15/41	250	301
UnitedHealth Group Inc.	4.625%	11/15/41	75	75
UnitedHealth Group Inc.	4.375%	3/15/42	1,000	961
Unum Group	7.125%	9/30/16	1,250	1,431
Unum Group	5.625%	9/15/20	825	871
Validus Holdings Ltd.	8.875%	1/26/40	2,950	3,252
WellPoint Inc.	6.000%	2/15/14	550	599
WellPoint Inc.	5.000%	12/15/14	4,650	5,098
WellPoint Inc.	5.250%	1/15/16	1,710	1,913
WellPoint Inc.	5.875%	6/15/17	7,450	8,716
WellPoint Inc.	7.000%	2/15/19	655	813
WellPoint Inc.	3.700%	8/15/21	205	212
WellPoint Inc.	5.950%	12/15/34	3,050	3,550
WellPoint Inc.	5.850%	1/15/36	2,400	2,770
WellPoint Inc.	6.375%	6/15/37	620	756
Willis Group Holdings plc	4.125%	3/15/16	3,775	3,820
Willis Group Holdings plc	5.750%	3/15/21	5,710	6,104
Willis North America Inc.	5.625%	7/15/15	2,200	2,378
Willis North America Inc.	6.200%	3/28/17	1,125	1,259
Willis North America Inc.	7.000%	9/29/19	150	173
WR Berkley Corp.	5.375%	9/15/20	375	395
XL Group plc	5.250%	9/15/14	350	370
XL Group plc	6.375%	11/15/24	175	189
XL Group plc	6.250%	5/15/27	1,392	1,430
XLIT Ltd.	5.750%	10/1/21	6,805	7,444

Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	2,900	3,076
CME Group Inc.	5.750%	2/15/14	1,075	1,172
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,275	1,324
NASDAQ OMX Group Inc.	5.550%	1/15/20	3,800	3,886
NYSE Euronext	4.800%	6/28/13	2,090	2,188
ORIX Corp.	4.710%	4/27/15	2,500	2,621
ORIX Corp.	5.000%	1/12/16	2,340	2,468
ORIX Corp.	3.750%	3/9/17	2,700	2,631
XTRA Finance Corp.	5.150%	4/1/17	4,525	5,044

Real Estate Investment Trusts (0.4%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	2,575	2,540
Arden Realty LP	5.250%	3/1/15	250	269

AvalonBay Communities Inc.	5.750%	9/15/16	275	313
Boston Properties LP	5.625%	4/15/15	1,375	1,528
Boston Properties LP	5.625%	11/15/20	4,500	5,105
Boston Properties LP	4.125%	5/15/21	1,410	1,448
Brandywine Operating Partnership LP	5.400%	11/1/14	875	931
Brandywine Operating Partnership LP	7.500%	5/15/15	1,400	1,555
Brandywine Operating Partnership LP	6.000%	4/1/16	5,630	5,997
Brandywine Operating Partnership LP	5.700%	5/1/17	275	291
Brandywine Operating Partnership LP	4.950%	4/15/18	4,250	4,321
BRE Properties Inc.	5.500%	3/15/17	975	1,076
CommonWealth REIT	6.250%	8/15/16	575	608
CommonWealth REIT	6.250%	6/15/17	1,725	1,837
CommonWealth REIT	5.875%	9/15/20	1,300	1,326
Digital Realty Trust LP	4.500%	7/15/15	4,550	4,768
Digital Realty Trust LP	5.250%	3/15/21	4,965	5,104
Duke Realty LP	6.250%	5/15/13	2,350	2,467
Duke Realty LP	7.375%	2/15/15	3,675	4,128
Duke Realty LP	5.950%	2/15/17	5,225	5,813
Duke Realty LP	8.250%	8/15/19	875	1,080
Duke Realty LP	6.750%	3/15/20	275	321
ERP Operating LP	5.250%	9/15/14	1,350	1,456
ERP Operating LP	5.125%	3/15/16	3,050	3,352
ERP Operating LP	5.375%	8/1/16	975	1,082
ERP Operating LP	5.750%	6/15/17	550	627
ERP Operating LP	4.750%	7/15/20	385	410
ERP Operating LP	4.625%	12/15/21	1,760	1,850
HCP Inc.	5.650%	12/15/13	2,225	2,359
HCP Inc.	2.700%	2/1/14	1,205	1,221
HCP Inc.	3.750%	2/1/16	11,855	12,226
HCP Inc.	6.300%	9/15/16	950	1,067
HCP Inc.	5.375%	2/1/21	3,690	3,967
HCP Inc.	6.750%	2/1/41	1,675	1,979
Health Care REIT Inc.	6.000%	11/15/13	525	556
Health Care REIT Inc.	3.625%	3/15/16	175	178
Health Care REIT Inc.	6.200%	6/1/16	3,250	3,575
Health Care REIT Inc.	6.125%	4/15/20	3,850	4,229
Health Care REIT Inc.	4.950%	1/15/21	8,915	9,137
Health Care REIT Inc.	5.250%	1/15/22	175	183
Health Care REIT Inc.	6.500%	3/15/41	175	183
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,600	1,758
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,205	1,234
Hospitality Properties Trust	7.875%	8/15/14	1,375	1,505
Hospitality Properties Trust	5.125%	2/15/15	1,775	1,845
Hospitality Properties Trust	5.625%	3/15/17	3,150	3,356
Kilroy Realty LP	5.000%	11/3/15	3,100	3,303
Kilroy Realty LP	4.800%	7/15/18	2,900	3,016
Kimco Realty Corp.	5.783%	3/15/16	2,800	3,077
Kimco Realty Corp.	5.700%	5/1/17	2,250	2,488
Kimco Realty Corp.	6.875%	10/1/19	3,575	4,179
Liberty Property LP	5.125%	3/2/15	3,200	3,424
Liberty Property LP	4.750%	10/1/20	450	462
Mack-Cali Realty LP	7.750%	8/15/19	2,175	2,638
National Retail Properties Inc.	6.875%	10/15/17	2,700	3,093
ProLogis LP	4.500%	8/15/17	775	803
ProLogis LP	6.625%	5/15/18	500	573
ProLogis LP	7.375%	10/30/19	2,075	2,429
ProLogis LP	6.625%	12/1/19	850	952

ProLogis LP	6.875%	3/15/20	3,675	4,234
Realty Income Corp.	6.750%	8/15/19	5,665	6,555
Realty Income Corp.	5.750%	1/15/21	3,000	3,287
Regency Centers LP	5.250%	8/1/15	625	672
Senior Housing Properties Trust	4.300%	1/15/16	700	697
Simon Property Group LP	6.750%	5/15/14	9,850	10,812
Simon Property Group LP	4.200%	2/1/15	1,690	1,798
Simon Property Group LP	5.750%	12/1/15	5,975	6,760
Simon Property Group LP	6.100%	5/1/16	150	172
Simon Property Group LP	5.250%	12/1/16	5,965	6,710
Simon Property Group LP	2.800%	1/30/17	3,525	3,615
Simon Property Group LP	5.875%	3/1/17	4,675	5,390
Simon Property Group LP	2.150%	9/15/17	1,250	1,232
Simon Property Group LP	6.125%	5/30/18	1,875	2,208
Simon Property Group LP	5.650%	2/1/20	3,875	4,423
Simon Property Group LP	4.375%	3/1/21	1,645	1,745
Simon Property Group LP	3.375%	3/15/22	1,675	1,620
Simon Property Group LP	6.750%	2/1/40	3,800	4,636
Simon Property Group LP	4.750%	3/15/42	1,300	1,238
Tanger Properties LP	6.150%	11/15/15	2,975	3,307
UDR Inc.	4.250%	6/1/18	575	606
UDR Inc.	4.625%	1/10/22	800	826
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	1,575	1,608
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	975	986
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,125	1,092
Vornado Realty LP	5.000%	1/15/22	5,500	5,657
Washington REIT	4.950%	10/1/20	800	835
				3,958,653
Industrial (11.2%)
Basic Industry (1.2%)
Agrium Inc.	6.750%	1/15/19	1,500	1,802
Agrium Inc.	6.125%	1/15/41	275	319
Air Products & Chemicals Inc.	2.000%	8/2/16	1,050	1,071
Air Products & Chemicals Inc.	3.000%	11/3/21	2,485	2,489
Airgas Inc.	4.500%	9/15/14	1,800	1,931
Airgas Inc.	3.250%	10/1/15	1,075	1,116
Albemarle Corp.	4.500%	12/15/20	450	479
Alcoa Inc.	6.000%	7/15/13	1,525	1,615
Alcoa Inc.	5.550%	2/1/17	590	648
Alcoa Inc.	6.750%	7/15/18	100	114
Alcoa Inc.	6.150%	8/15/20	10,665	11,448
Alcoa Inc.	5.870%	2/23/22	550	573
Alcoa Inc.	5.900%	2/1/27	6,300	6,311
Alcoa Inc.	6.750%	1/15/28	8,030	8,339
Alcoa Inc.	5.950%	2/1/37	440	428
Allegheny Technologies Inc.	9.375%	6/1/19	2,975	3,763
Allegheny Technologies Inc.	5.950%	1/15/21	2,000	2,158
AngloGold Ashanti Holdings plc	5.375%	4/15/20	2,810	2,894
AngloGold Ashanti Holdings plc	6.500%	4/15/40	875	847
ArcelorMittal	5.375%	6/1/13	4,025	4,171
ArcelorMittal	9.000%	2/15/15	2,825	3,248
ArcelorMittal	3.750%	8/5/15	2,450	2,492
ArcelorMittal	3.750%	3/1/16	4,725	4,720
ArcelorMittal	6.125%	6/1/18	5,400	5,689
ArcelorMittal	9.850%	6/1/19	6,700	8,048
ArcelorMittal	5.250%	8/5/20	2,500	2,476
ArcelorMittal	5.500%	3/1/21	17,421	17,083

ArcelorMittal	7.000%	10/15/39	8,000	7,627
ArcelorMittal	6.750%	3/1/41	9,915	9,217
Barrick Gold Corp.	2.900%	5/30/16	730	761
Barrick Gold Corp.	6.950%	4/1/19	200	245
6 Barrick Gold Corp.	3.850%	4/1/22	2,200	2,187
6 Barrick Gold Corp.	5.250%	4/1/42	3,000	2,951
Barrick Gold Finance Co.	4.875%	11/15/14	400	436
Barrick Gold Financeco LLC	6.125%	9/15/13	2,275	2,441
Barrick North America Finance LLC	6.800%	9/15/18	6,150	7,560
Barrick North America Finance LLC	4.400%	5/30/21	8,135	8,560
Barrick North America Finance LLC	5.700%	5/30/41	1,625	1,780
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	8,744	9,672
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	5,125	5,595
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	6,625	6,674
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	7,100	7,088
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	5,000	5,707
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	2,800	2,831
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	2,550	2,533
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	1,425	1,663
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	4,390	5,446
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	650	657
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	4,675	4,554
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	6,600	6,165
Carpenter Technology Corp.	5.200%	7/15/21	5,425	5,436
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	325	336
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	1,000	1,077
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	800	959
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	2,800	2,922
6 Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,000	2,055
Cliffs Natural Resources Inc.	5.900%	3/15/20	2,225	2,459
Cliffs Natural Resources Inc.	4.875%	4/1/21	3,965	4,112
Cytec Industries Inc.	8.950%	7/1/17	550	683
Dow Chemical Co.	7.600%	5/15/14	4,375	4,950
Dow Chemical Co.	5.900%	2/15/15	12,300	13,842
Dow Chemical Co.	2.500%	2/15/16	2,175	2,233
Dow Chemical Co.	8.550%	5/15/19	590	772
Dow Chemical Co.	4.250%	11/15/20	9,465	9,880
Dow Chemical Co.	4.125%	11/15/21	1,415	1,445
Dow Chemical Co.	7.375%	11/1/29	1,500	1,930
Dow Chemical Co.	9.400%	5/15/39	5,865	9,012
Dow Chemical Co.	5.250%	11/15/41	4,125	4,251
Eastman Chemical Co.	3.000%	12/15/15	4,600	4,770
Ecolab Inc.	2.375%	12/8/14	1,400	1,447
Ecolab Inc.	3.000%	12/8/16	1,875	1,950
Ecolab Inc.	4.350%	12/8/21	6,900	7,301
Ecolab Inc.	5.500%	12/8/41	1,500	1,625
EI du Pont de Nemours & Co.	5.000%	7/15/13	2,375	2,508
EI du Pont de Nemours & Co.	1.750%	3/25/14	1,500	1,532
EI du Pont de Nemours & Co.	3.250%	1/15/15	425	454
EI du Pont de Nemours & Co.	2.750%	4/1/16	1,600	1,690
EI du Pont de Nemours & Co.	5.250%	12/15/16	1,330	1,555
EI du Pont de Nemours & Co.	6.000%	7/15/18	11,240	13,859
EI du Pont de Nemours & Co.	4.625%	1/15/20	3,115	3,566
EI du Pont de Nemours & Co.	3.625%	1/15/21	6,720	7,197
EI du Pont de Nemours & Co.	4.250%	4/1/21	950	1,068
EI du Pont de Nemours & Co.	6.500%	1/15/28	525	652
EI du Pont de Nemours & Co.	4.900%	1/15/41	2,500	2,707

FMC Corp.	3.950%	2/1/22	1,275	1,308
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	2,800	2,791
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	2,000	1,979
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	5,825	5,588
Georgia-Pacific LLC	8.875%	5/15/31	2,375	3,205
ICI Wilmington Inc.	5.625%	12/1/13	200	211
International Paper Co.	5.300%	4/1/15	1,600	1,759
International Paper Co.	7.950%	6/15/18	7,465	9,349
International Paper Co.	9.375%	5/15/19	1,800	2,384
International Paper Co.	7.500%	8/15/21	5,190	6,527
International Paper Co.	7.300%	11/15/39	3,145	3,836
International Paper Co.	6.000%	11/15/41	6,000	6,473
6 Kinross Gold Corp.	3.625%	9/1/16	3,500	3,514
Lubrizol Corp.	5.500%	10/1/14	2,100	2,329
Lubrizol Corp.	8.875%	2/1/19	1,075	1,456
Monsanto Co.	5.125%	4/15/18	850	992
Monsanto Co.	5.875%	4/15/38	4,300	5,324
Mosaic Co.	4.875%	11/15/41	45	45
Newmont Mining Corp.	5.125%	10/1/19	1,000	1,120
Newmont Mining Corp.	3.500%	3/15/22	8,250	7,986
Newmont Mining Corp.	5.875%	4/1/35	750	786
Newmont Mining Corp.	6.250%	10/1/39	3,275	3,597
Newmont Mining Corp.	4.875%	3/15/42	5,800	5,408
Nucor Corp.	5.000%	6/1/13	100	105
Nucor Corp.	5.750%	12/1/17	840	1,004
Nucor Corp.	5.850%	6/1/18	1,725	2,066
Nucor Corp.	4.125%	9/15/22	300	326
Nucor Corp.	6.400%	12/1/37	1,875	2,377
Placer Dome Inc.	6.450%	10/15/35	1,050	1,210
Plum Creek Timberlands LP	5.875%	11/15/15	1,250	1,378
Plum Creek Timberlands LP	4.700%	3/15/21	1,345	1,363
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	2,000	2,148
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	1,200	1,273
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,077	1,319
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	8,065	9,113
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	200	240
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	375	452
PPG Industries Inc.	1.900%	1/15/16	3,625	3,637
PPG Industries Inc.	6.650%	3/15/18	1,950	2,377
PPG Industries Inc.	5.500%	11/15/40	4,200	4,620
Praxair Inc.	3.950%	6/1/13	200	207
Praxair Inc.	4.375%	3/31/14	825	885
Praxair Inc.	5.250%	11/15/14	2,000	2,227
Praxair Inc.	4.625%	3/30/15	5,435	6,024
Praxair Inc.	5.200%	3/15/17	325	377
Praxair Inc.	4.500%	8/15/19	1,800	2,037
Praxair Inc.	3.000%	9/1/21	2,225	2,248
Praxair Inc.	2.450%	2/15/22	6,000	5,764
Rayonier Inc.	3.750%	4/1/22	1,000	979
Reliance Steel & Aluminum Co.	6.200%	11/15/16	100	110
Reliance Steel & Aluminum Co.	6.850%	11/15/36	100	100
Rio Tinto Alcan Inc.	4.500%	5/15/13	1,850	1,931
Rio Tinto Alcan Inc.	5.200%	1/15/14	200	214
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	278
Rio Tinto Alcan Inc.	6.125%	12/15/33	2,725	3,196
Rio Tinto Alcan Inc.	5.750%	6/1/35	7,000	7,966
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	12,425	14,398

Rio Tinto Finance USA Ltd.	2.500%	5/20/16	145	150
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	3,200	3,285
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	2,000	2,466
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	17,700	23,924
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	440	449
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	2,700	2,782
Rio Tinto Finance USA plc	3.500%	3/22/22	1,675	1,679
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,375	1,783
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,735	6,017
Rio Tinto Finance USA plc	4.750%	3/22/42	3,475	3,432
Rio Tinto Finance USA plc	1.125%	3/20/15	2,400	2,401
Rio Tinto Finance USA plc	2.000%	3/22/17	3,075	3,082
Rohm & Haas Co.	6.000%	9/15/17	2,325	2,682
Rohm & Haas Co.	7.850%	7/15/29	5,000	6,411
RPM International Inc.	6.125%	10/15/19	650	712
Sherwin-Williams Co.	3.125%	12/15/14	1,350	1,426
Sigma-Aldrich Corp.	3.375%	11/1/20	600	615
Southern Copper Corp.	5.375%	4/16/20	1,000	1,107
Southern Copper Corp.	7.500%	7/27/35	6,525	7,670
Southern Copper Corp.	6.750%	4/16/40	1,600	1,745
Syngenta Finance NV	3.125%	3/28/22	2,250	2,260
Syngenta Finance NV	4.375%	3/28/42	1,250	1,246
Teck Resources Ltd.	5.375%	10/1/15	4,991	5,510
Teck Resources Ltd.	10.250%	5/15/16	4,175	4,780
Teck Resources Ltd.	3.150%	1/15/17	700	719
Teck Resources Ltd.	10.750%	5/15/19	2,025	2,516
Teck Resources Ltd.	4.750%	1/15/22	700	741
Teck Resources Ltd.	6.000%	8/15/40	3,500	3,667
Teck Resources Ltd.	6.250%	7/15/41	6,401	6,929
Teck Resources Ltd.	5.200%	3/1/42	1,600	1,517
Vale Canada Ltd.	5.700%	10/15/15	1,200	1,325
Vale Canada Ltd.	7.200%	9/15/32	3,141	3,441
Vale Overseas Ltd.	6.250%	1/11/16	2,240	2,550
Vale Overseas Ltd.	6.250%	1/23/17	5,850	6,753
Vale Overseas Ltd.	5.625%	9/15/19	5,550	6,228
Vale Overseas Ltd.	4.625%	9/15/20	8,835	9,278
Vale Overseas Ltd.	4.375%	1/11/22	3,305	3,345
Vale Overseas Ltd.	8.250%	1/17/34	800	1,045
Vale Overseas Ltd.	6.875%	11/21/36	5,620	6,478
Vale Overseas Ltd.	6.875%	11/10/39	14,215	16,542
Valspar Corp.	7.250%	6/15/19	400	470
Valspar Corp.	4.200%	1/15/22	375	383
WMC Finance USA Ltd.	5.125%	5/15/13	575	604
Xstrata Canada Corp.	5.375%	6/1/15	100	109
Xstrata Canada Corp.	6.000%	10/15/15	325	361
Xstrata Canada Corp.	5.500%	6/15/17	1,975	2,188

Capital Goods (1.0%)
3M Co.	1.375%	9/29/16	1,630	1,639
3M Co.	6.375%	2/15/28	1,300	1,658
3M Co.	5.700%	3/15/37	2,345	2,962
Acuity Brands Lighting Inc.	6.000%	12/15/19	800	873
6 BAE Systems Holdings Inc.	5.200%	8/15/15	100	107
Bemis Co. Inc.	5.650%	8/1/14	7,225	7,908
Black & Decker Corp.	8.950%	4/15/14	2,300	2,635
Black & Decker Corp.	5.750%	11/15/16	625	725
Boeing Capital Corp.	3.250%	10/27/14	2,850	3,038

Boeing Capital Corp.	2.125%	8/15/16	885	911
Boeing Capital Corp.	4.700%	10/27/19	5,875	6,773
Boeing Co.	5.000%	3/15/14	985	1,071
Boeing Co.	3.500%	2/15/15	4,135	4,447
Boeing Co.	6.000%	3/15/19	725	890
Boeing Co.	4.875%	2/15/20	1,825	2,137
Boeing Co.	8.750%	8/15/21	200	285
Boeing Co.	7.250%	6/15/25	325	430
Boeing Co.	8.750%	9/15/31	300	455
Boeing Co.	6.125%	2/15/33	225	279
Boeing Co.	6.625%	2/15/38	525	703
Boeing Co.	5.875%	2/15/40	1,930	2,410
Caterpillar Financial Services Corp.	2.000%	4/5/13	5,475	5,559
Caterpillar Financial Services Corp.	1.550%	12/20/13	2,095	2,129
Caterpillar Financial Services Corp.	6.125%	2/17/14	9,150	10,052
Caterpillar Financial Services Corp.	1.650%	4/1/14	450	458
Caterpillar Financial Services Corp.	1.375%	5/20/14	5,405	5,479
Caterpillar Financial Services Corp.	4.750%	2/17/15	1,350	1,499
Caterpillar Financial Services Corp.	1.050%	3/26/15	1,700	1,705
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,725	3,022
Caterpillar Financial Services Corp.	2.650%	4/1/16	450	472
Caterpillar Financial Services Corp.	2.050%	8/1/16	3,630	3,732
Caterpillar Financial Services Corp.	1.750%	3/24/17	1,675	1,681
Caterpillar Financial Services Corp.	7.150%	2/15/19	14,290	18,351
Caterpillar Inc.	1.375%	5/27/14	1,200	1,217
Caterpillar Inc.	3.900%	5/27/21	8,330	9,099
Caterpillar Inc.	6.625%	7/15/28	200	255
Caterpillar Inc.	7.300%	5/1/31	675	922
Caterpillar Inc.	6.050%	8/15/36	3,991	5,025
Caterpillar Inc.	8.250%	12/15/38	200	305
Caterpillar Inc.	5.200%	5/27/41	3,385	3,883
Caterpillar Inc.	6.950%	5/1/42	325	441
Caterpillar Inc.	7.375%	3/1/97	1,825	2,449
Cooper US Inc.	5.450%	4/1/15	950	1,053
Cooper US Inc.	2.375%	1/15/16	5,575	5,696
Cooper US Inc.	3.875%	12/15/20	200	212
CRH America Inc.	5.300%	10/15/13	450	471
CRH America Inc.	4.125%	1/15/16	3,800	3,850
CRH America Inc.	6.000%	9/30/16	4,500	4,890
CRH America Inc.	8.125%	7/15/18	1,275	1,504
CRH America Inc.	5.750%	1/15/21	8,340	8,647
Danaher Corp.	2.300%	6/23/16	1,800	1,864
Danaher Corp.	5.625%	1/15/18	850	1,003
Danaher Corp.	3.900%	6/23/21	1,000	1,094
Deere & Co.	6.950%	4/25/14	3,925	4,434
Deere & Co.	5.375%	10/16/29	3,695	4,446
Deere & Co.	8.100%	5/15/30	1,525	2,215
Dover Corp.	4.875%	10/15/15	2,225	2,500
Dover Corp.	5.450%	3/15/18	2,250	2,652
Dover Corp.	4.300%	3/1/21	830	930
Dover Corp.	5.375%	10/15/35	100	115
Dover Corp.	6.600%	3/15/38	975	1,303
Dover Corp.	5.375%	3/1/41	895	1,047
Eaton Corp.	4.900%	5/15/13	2,175	2,276
Eaton Corp.	5.600%	5/15/18	5,855	6,904
Embraer Overseas Ltd.	6.375%	1/24/17	4,450	4,962
Embraer Overseas Ltd.	6.375%	1/15/20	5,560	6,121

Emerson Electric Co.	4.500%	5/1/13	1,275	1,328
Emerson Electric Co.	5.125%	12/1/16	2,125	2,447
Emerson Electric Co.	5.250%	10/15/18	2,200	2,599
Emerson Electric Co.	4.875%	10/15/19	2,275	2,615
Emerson Electric Co.	4.250%	11/15/20	950	1,053
Emerson Electric Co.	5.250%	11/15/39	515	591
General Dynamics Corp.	4.250%	5/15/13	2,850	2,965
General Dynamics Corp.	5.250%	2/1/14	3,450	3,741
General Dynamics Corp.	1.375%	1/15/15	5,000	5,090
General Dynamics Corp.	3.875%	7/15/21	5,000	5,385
General Electric Co.	5.250%	12/6/17	18,145	20,977
Goodrich Corp.	6.290%	7/1/16	1,000	1,180
Goodrich Corp.	6.125%	3/1/19	3,600	4,280
Goodrich Corp.	4.875%	3/1/20	4,657	5,260
Goodrich Corp.	3.600%	2/1/21	1,540	1,605
Harsco Corp.	2.700%	10/15/15	1,000	1,022
Harsco Corp.	5.750%	5/15/18	9,800	10,930
Honeywell International Inc.	4.250%	3/1/13	475	491
Honeywell International Inc.	3.875%	2/15/14	550	583
Honeywell International Inc.	5.400%	3/15/16	2,330	2,684
Honeywell International Inc.	5.300%	3/15/17	2,375	2,793
Honeywell International Inc.	5.300%	3/1/18	175	208
Honeywell International Inc.	5.000%	2/15/19	2,520	2,946
Honeywell International Inc.	4.250%	3/1/21	3,545	4,010
Honeywell International Inc.	5.700%	3/15/36	1,600	1,920
Honeywell International Inc.	5.700%	3/15/37	495	598
Honeywell International Inc.	5.375%	3/1/41	3,145	3,708
Illinois Tool Works Inc.	5.150%	4/1/14	9,664	10,481
Illinois Tool Works Inc.	6.250%	4/1/19	2,650	3,232
6 Illinois Tool Works Inc.	3.375%	9/15/21	895	917
6 Illinois Tool Works Inc.	4.875%	9/15/41	895	956
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,425	1,520
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	5,175	5,956
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,850	2,253
John Deere Capital Corp.	1.875%	6/17/13	765	778
John Deere Capital Corp.	4.900%	9/9/13	2,925	3,103
John Deere Capital Corp.	1.250%	12/2/14	2,225	2,253
John Deere Capital Corp.	2.950%	3/9/15	5,075	5,389
John Deere Capital Corp.	1.850%	9/15/16	815	826
John Deere Capital Corp.	2.000%	1/13/17	2,350	2,394
John Deere Capital Corp.	1.400%	3/15/17	2,000	1,983
John Deere Capital Corp.	5.500%	4/13/17	150	178
John Deere Capital Corp.	2.800%	9/18/17	4,225	4,460
John Deere Capital Corp.	5.750%	9/10/18	4,035	4,909
John Deere Capital Corp.	3.900%	7/12/21	875	944
John Deere Capital Corp.	3.150%	10/15/21	3,095	3,141
John Deere Capital Corp.	2.750%	3/15/22	2,250	2,194
Joy Global Inc.	6.000%	11/15/16	575	651
Kennametal Inc.	3.875%	2/15/22	1,050	1,055
L-3 Communications Corp.	5.200%	10/15/19	3,005	3,209
L-3 Communications Corp.	4.750%	7/15/20	2,950	3,045
L-3 Communications Corp.	4.950%	2/15/21	5,100	5,326
Legrand France SA	8.500%	2/15/25	400	511
Lockheed Martin Corp.	7.650%	5/1/16	3,950	4,804
Lockheed Martin Corp.	2.125%	9/15/16	5,775	5,848
Lockheed Martin Corp.	4.250%	11/15/19	2,720	2,946
Lockheed Martin Corp.	3.350%	9/15/21	920	921

Lockheed Martin Corp.	6.150%	9/1/36	5,960	7,129
Lockheed Martin Corp.	5.500%	11/15/39	1,745	1,914
Lockheed Martin Corp.	5.720%	6/1/40	4,626	5,303
Martin Marietta Materials Inc.	6.600%	4/15/18	1,850	2,015
Northrop Grumman Corp.	1.850%	11/15/15	7,659	7,737
Northrop Grumman Corp.	3.500%	3/15/21	1,425	1,463
Northrop Grumman Corp.	5.050%	11/15/40	1,875	1,945
Northrop Grumman Systems Corp.	7.750%	2/15/31	3,070	4,242
Owens Corning	6.500%	12/1/16	10,020	11,151
Owens Corning	9.000%	6/15/19	1,500	1,849
Owens Corning	7.000%	12/1/36	325	344
Parker Hannifin Corp.	5.500%	5/15/18	450	525
Parker Hannifin Corp.	3.500%	9/15/22	1,625	1,669
Parker Hannifin Corp.	6.250%	5/15/38	550	683
Raytheon Co.	1.400%	12/15/14	1,400	1,423
Raytheon Co.	1.625%	10/15/15	645	657
Raytheon Co.	6.400%	12/15/18	100	123
Raytheon Co.	4.400%	2/15/20	500	553
Raytheon Co.	3.125%	10/15/20	1,525	1,554
Raytheon Co.	7.200%	8/15/27	1,225	1,606
Raytheon Co.	4.875%	10/15/40	575	607
Raytheon Co.	4.700%	12/15/41	6,400	6,566
Republic Services Inc.	3.800%	5/15/18	6,590	7,073
Republic Services Inc.	5.500%	9/15/19	4,000	4,628
Republic Services Inc.	5.000%	3/1/20	4,100	4,587
Republic Services Inc.	5.250%	11/15/21	3,550	4,040
Republic Services Inc.	6.086%	3/15/35	825	945
Republic Services Inc.	6.200%	3/1/40	2,455	2,925
Republic Services Inc.	5.700%	5/15/41	3,300	3,741
Rockwell Automation Inc.	5.650%	12/1/17	600	698
Rockwell Automation Inc.	6.700%	1/15/28	325	400
Rockwell Automation Inc.	6.250%	12/1/37	1,500	1,811
Rockwell Collins Inc.	5.250%	7/15/19	275	321
Rockwell Collins Inc.	3.100%	11/15/21	1,000	1,015
Roper Industries Inc.	6.625%	8/15/13	3,175	3,385
Roper Industries Inc.	6.250%	9/1/19	3,500	4,105
Sonoco Products Co.	4.375%	11/1/21	435	444
Sonoco Products Co.	5.750%	11/1/40	2,135	2,269
Stanley Black & Decker Inc.	3.400%	12/1/21	2,425	2,445
Textron Inc.	5.600%	12/1/17	2,191	2,375
Tyco International Finance SA	6.000%	11/15/13	1,275	1,374
Tyco International Finance SA	3.375%	10/15/15	8,405	8,913
Tyco International Finance SA	3.750%	1/15/18	350	375
Tyco International Finance SA	8.500%	1/15/19	1,630	2,095
Tyco International Finance SA	4.625%	1/15/23	225	238
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	2,375	2,919
Tyco International Ltd. / Tyco International
Finance SA	6.875%	1/15/21	5,100	6,304
United Technologies Corp.	4.875%	5/1/15	360	402
United Technologies Corp.	5.375%	12/15/17	4,925	5,889
United Technologies Corp.	6.125%	2/1/19	3,190	3,924
United Technologies Corp.	4.500%	4/15/20	10,255	11,706
United Technologies Corp.	6.700%	8/1/28	325	422
United Technologies Corp.	7.500%	9/15/29	825	1,151
United Technologies Corp.	5.400%	5/1/35	600	692
United Technologies Corp.	6.050%	6/1/36	1,790	2,221

United Technologies Corp.	6.125%	7/15/38	7,450	9,252
United Technologies Corp.	5.700%	4/15/40	2,375	2,852
Waste Management Inc.	5.000%	3/15/14	495	532
Waste Management Inc.	6.375%	3/11/15	9,650	11,039
Waste Management Inc.	2.600%	9/1/16	145	148
Waste Management Inc.	6.100%	3/15/18	175	207
Waste Management Inc.	7.375%	3/11/19	4,670	5,834
Waste Management Inc.	4.600%	3/1/21	175	193
Waste Management Inc.	7.100%	8/1/26	325	403
Waste Management Inc.	7.750%	5/15/32	365	495
Waste Management Inc.	6.125%	11/30/39	4,175	5,061

Communication (2.2%)
America Movil SAB de CV	5.500%	3/1/14	1,735	1,876
America Movil SAB de CV	5.750%	1/15/15	6,989	7,766
America Movil SAB de CV	2.375%	9/8/16	3,500	3,547
America Movil SAB de CV	5.000%	10/16/19	2,700	3,001
America Movil SAB de CV	5.000%	3/30/20	9,440	10,518
America Movil SAB de CV	6.375%	3/1/35	2,275	2,680
America Movil SAB de CV	6.125%	11/15/37	1,575	1,809
America Movil SAB de CV	6.125%	3/30/40	10,465	12,065
American Tower Corp.	4.500%	1/15/18	15,000	15,715
American Tower Corp.	5.050%	9/1/20	295	304
American Tower Corp.	5.900%	11/1/21	4,540	5,022
AT&T Corp.	8.000%	11/15/31	5,699	7,991
AT&T Inc.	6.700%	11/15/13	11,325	12,377
AT&T Inc.	4.850%	2/15/14	4,200	4,510
AT&T Inc.	5.100%	9/15/14	5,775	6,352
AT&T Inc.	2.500%	8/15/15	17,290	18,001
AT&T Inc.	2.950%	5/15/16	8,240	8,705
AT&T Inc.	5.625%	6/15/16	7,225	8,408
AT&T Inc.	2.400%	8/15/16	1,355	1,401
AT&T Inc.	1.600%	2/15/17	4,600	4,596
AT&T Inc.	5.500%	2/1/18	2,190	2,575
AT&T Inc.	5.600%	5/15/18	1,225	1,448
AT&T Inc.	5.800%	2/15/19	1,425	1,692
AT&T Inc.	4.450%	5/15/21	590	650
AT&T Inc.	3.875%	8/15/21	16,885	17,812
AT&T Inc.	3.000%	2/15/22	4,525	4,430
AT&T Inc.	6.450%	6/15/34	2,025	2,383
AT&T Inc.	6.500%	9/1/37	12,125	14,509
AT&T Inc.	6.300%	1/15/38	18,665	21,829
AT&T Inc.	6.400%	5/15/38	2,675	3,174
AT&T Inc.	6.550%	2/15/39	4,165	5,092
AT&T Inc.	5.350%	9/1/40	19,078	20,284
AT&T Inc.	5.550%	8/15/41	7,615	8,445
AT&T Mobility LLC	7.125%	12/15/31	525	669
Bellsouth Capital Funding Corp.	7.875%	2/15/30	5,200	6,642
BellSouth Corp.	5.200%	9/15/14	425	467
BellSouth Corp.	5.200%	12/15/16	6,875	7,877
BellSouth Corp.	6.875%	10/15/31	4,883	5,832
BellSouth Corp.	6.550%	6/15/34	1,750	1,989
BellSouth Corp.	6.000%	11/15/34	1,175	1,263
BellSouth Telecommunications Inc.	6.375%	6/1/28	2,750	3,113
BellSouth Telecommunications Inc.	7.000%	12/1/95	400	462
British Telecommunications plc	5.950%	1/15/18	10,410	12,071
British Telecommunications plc	9.625%	12/15/30	5,325	7,903

CBS Corp.	4.625%	5/15/18	100	109
CBS Corp.	8.875%	5/15/19	1,100	1,443
CBS Corp.	5.750%	4/15/20	12,390	14,241
CBS Corp.	4.300%	2/15/21	4,150	4,343
CBS Corp.	7.875%	7/30/30	450	578
CBS Corp.	5.500%	5/15/33	200	207
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	10,070	11,087
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	7,634	8,255
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	12,615	17,324
CenturyLink Inc.	6.000%	4/1/17	100	106
CenturyLink Inc.	6.150%	9/15/19	1,675	1,728
CenturyLink Inc.	6.450%	6/15/21	3,465	3,556
CenturyLink Inc.	5.800%	3/15/22	2,100	2,047
CenturyLink Inc.	6.875%	1/15/28	300	281
CenturyLink Inc.	7.600%	9/15/39	3,550	3,334
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	2,000	2,903
Comcast Cable Communications LLC	8.875%	5/1/17	975	1,268
Comcast Corp.	5.300%	1/15/14	1,850	1,989
Comcast Corp.	6.500%	1/15/15	1,350	1,543
Comcast Corp.	5.850%	11/15/15	3,760	4,338
Comcast Corp.	5.900%	3/15/16	12,110	13,999
Comcast Corp.	6.500%	1/15/17	150	179
Comcast Corp.	6.300%	11/15/17	3,125	3,774
Comcast Corp.	5.875%	2/15/18	4,150	4,920
Comcast Corp.	5.700%	5/15/18	4,625	5,451
Comcast Corp.	5.700%	7/1/19	6,870	8,068
Comcast Corp.	5.150%	3/1/20	5,055	5,822
Comcast Corp.	7.050%	3/15/33	2,000	2,437
Comcast Corp.	5.650%	6/15/35	2,450	2,660
Comcast Corp.	6.500%	11/15/35	19,100	22,777
Comcast Corp.	6.450%	3/15/37	1,825	2,191
Comcast Corp.	6.950%	8/15/37	8,950	11,277
Comcast Corp.	6.400%	5/15/38	1,975	2,340
COX Communications Inc.	5.450%	12/15/14	10,700	11,885
COX Communications Inc.	5.500%	10/1/15	100	113
Deutsche Telekom International Finance BV	5.250%	7/22/13	440	463
Deutsche Telekom International Finance BV	5.875%	8/20/13	5,635	6,001
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,775	1,900
Deutsche Telekom International Finance BV	5.750%	3/23/16	2,500	2,833
Deutsche Telekom International Finance BV	6.750%	8/20/18	5,100	6,160
Deutsche Telekom International Finance BV	6.000%	7/8/19	11,525	13,493
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,915	4,004
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	1,550	1,683
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	6,425	6,781
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	3,000	3,150
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	750	784
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	12,975	14,915

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	1,950	2,059
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	13,475	14,580
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	2,900	3,223
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	325	346
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	2,600	2,924
6 DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	8,600	8,358
Discovery Communications LLC	5.050%	6/1/20	500	565
Discovery Communications LLC	4.375%	6/15/21	870	933
Discovery Communications LLC	6.350%	6/1/40	4,060	4,877
Embarq Corp.	7.082%	6/1/16	9,850	11,087
Embarq Corp.	7.995%	6/1/36	9,849	9,938
France Telecom SA	4.375%	7/8/14	3,850	4,113
France Telecom SA	2.125%	9/16/15	5,000	5,107
France Telecom SA	2.750%	9/14/16	4,180	4,306
France Telecom SA	5.375%	7/8/19	6,825	7,699
France Telecom SA	4.125%	9/14/21	16,295	16,973
France Telecom SA	8.500%	3/1/31	4,465	6,307
Grupo Televisa SAB	6.625%	3/18/25	1,300	1,548
Grupo Televisa SAB	8.500%	3/11/32	200	266
Grupo Televisa SAB	6.625%	1/15/40	500	569
GTE Corp.	8.750%	11/1/21	1,700	2,340
GTE Corp.	6.940%	4/15/28	1,050	1,272
Koninklijke KPN NV	8.375%	10/1/30	1,550	2,029
McGraw-Hill Cos. Inc.	5.900%	11/15/17	1,750	2,032
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,600	1,699
NBCUniversal Media LLC	2.100%	4/1/14	3,700	3,776
NBCUniversal Media LLC	3.650%	4/30/15	7,250	7,737
NBCUniversal Media LLC	2.875%	4/1/16	2,030	2,109
NBCUniversal Media LLC	5.150%	4/30/20	7,550	8,520
NBCUniversal Media LLC	4.375%	4/1/21	295	315
NBCUniversal Media LLC	6.400%	4/30/40	8,200	9,755
NBCUniversal Media LLC	5.950%	4/1/41	1,700	1,952
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,720	2,500
News America Inc.	5.300%	12/15/14	4,945	5,472
News America Inc.	8.000%	10/17/16	1,450	1,786
News America Inc.	6.900%	3/1/19	4,340	5,274
News America Inc.	5.650%	8/15/20	3,500	3,968
News America Inc.	4.500%	2/15/21	16,550	17,631
News America Inc.	7.700%	10/30/25	200	241
News America Inc.	6.550%	3/15/33	4,915	5,410
News America Inc.	6.200%	12/15/34	5,500	6,103
News America Inc.	6.400%	12/15/35	4,500	5,065
News America Inc.	8.150%	10/17/36	625	767
News America Inc.	6.650%	11/15/37	3,000	3,467
News America Inc.	7.850%	3/1/39	250	303
News America Inc.	6.900%	8/15/39	1,850	2,176
News America Inc.	6.150%	2/15/41	8,830	10,019
News America Inc.	7.750%	12/1/45	425	503
Omnicom Group Inc.	5.900%	4/15/16	1,675	1,930
Omnicom Group Inc.	4.450%	8/15/20	4,550	4,864
Pacific Bell Telephone Co.	7.125%	3/15/26	425	547

Qwest Corp.	7.500%	10/1/14	2,625	2,937
Qwest Corp.	7.625%	6/15/15	2,500	2,849
Qwest Corp.	8.375%	5/1/16	2,675	3,157
Qwest Corp.	6.500%	6/1/17	1,125	1,270
Qwest Corp.	6.750%	12/1/21	5,590	6,173
Qwest Corp.	7.500%	6/15/23	1,325	1,342
Qwest Corp.	7.250%	9/15/25	1,400	1,498
Qwest Corp.	6.875%	9/15/33	2,900	2,871
Qwest Corp.	7.125%	11/15/43	4,500	4,523
Reed Elsevier Capital Inc.	7.750%	1/15/14	1,000	1,109
Reed Elsevier Capital Inc.	8.625%	1/15/19	3,365	4,231
Rogers Communications Inc.	6.375%	3/1/14	5,275	5,807
Rogers Communications Inc.	5.500%	3/15/14	2,605	2,817
Rogers Communications Inc.	6.800%	8/15/18	7,350	9,150
Rogers Communications Inc.	7.500%	8/15/38	100	134
TCI Communications Inc.	8.750%	8/1/15	4,175	5,144
TCI Communications Inc.	7.875%	2/15/26	300	390
Telecom Italia Capital SA	5.250%	11/15/13	6,850	7,075
Telecom Italia Capital SA	6.175%	6/18/14	2,065	2,172
Telecom Italia Capital SA	4.950%	9/30/14	7,475	7,706
Telecom Italia Capital SA	5.250%	10/1/15	3,795	3,921
Telecom Italia Capital SA	6.999%	6/4/18	200	215
Telecom Italia Capital SA	6.375%	11/15/33	2,875	2,605
Telecom Italia Capital SA	6.000%	9/30/34	200	175
Telecom Italia Capital SA	7.200%	7/18/36	1,100	1,069
Telecom Italia Capital SA	7.721%	6/4/38	11,915	11,603
Telefonica Emisiones SAU	4.949%	1/15/15	3,775	3,865
Telefonica Emisiones SAU	3.992%	2/16/16	11,190	11,199
Telefonica Emisiones SAU	6.421%	6/20/16	4,975	5,304
Telefonica Emisiones SAU	5.877%	7/15/19	11,625	11,799
Telefonica Emisiones SAU	5.134%	4/27/20	5,545	5,371
Telefonica Emisiones SAU	5.462%	2/16/21	15,240	14,967
Telefonica Emisiones SAU	7.045%	6/20/36	8,785	8,669
Telefonica Europe BV	8.250%	9/15/30	1,500	1,674
Thomson Reuters Corp.	5.950%	7/15/13	725	769
Thomson Reuters Corp.	5.700%	10/1/14	5,075	5,592
Thomson Reuters Corp.	6.500%	7/15/18	250	307
Thomson Reuters Corp.	4.700%	10/15/19	1,625	1,779
Thomson Reuters Corp.	3.950%	9/30/21	2,000	2,085
Thomson Reuters Corp.	5.500%	8/15/35	1,500	1,556
Thomson Reuters Corp.	5.850%	4/15/40	4,400	4,855
Time Warner Cable Inc.	8.250%	2/14/14	875	989
Time Warner Cable Inc.	7.500%	4/1/14	8,075	9,084
Time Warner Cable Inc.	3.500%	2/1/15	925	979
Time Warner Cable Inc.	5.850%	5/1/17	9,600	11,194
Time Warner Cable Inc.	6.750%	7/1/18	9,150	11,154
Time Warner Cable Inc.	8.750%	2/14/19	3,100	4,047
Time Warner Cable Inc.	8.250%	4/1/19	12,550	16,074
Time Warner Cable Inc.	5.000%	2/1/20	9,295	10,254
Time Warner Cable Inc.	4.000%	9/1/21	3,050	3,119
Time Warner Cable Inc.	7.300%	7/1/38	5,000	6,316
Time Warner Cable Inc.	6.750%	6/15/39	3,572	4,244
Time Warner Cable Inc.	5.875%	11/15/40	20,250	21,862
Time Warner Cable Inc.	5.500%	9/1/41	1,950	2,035
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,068
Time Warner Entertainment Co. LP	8.375%	7/15/33	2,975	3,990
United States Cellular Corp.	6.700%	12/15/33	1,025	994

Verizon Communications Inc.	5.250%	4/15/13	4,575	4,796
Verizon Communications Inc.	1.950%	3/28/14	890	912
Verizon Communications Inc.	4.900%	9/15/15	575	649
Verizon Communications Inc.	5.550%	2/15/16	15,350	17,626
Verizon Communications Inc.	3.000%	4/1/16	7,470	7,897
Verizon Communications Inc.	2.000%	11/1/16	11,546	11,709
Verizon Communications Inc.	5.500%	4/1/17	1,450	1,694
Verizon Communications Inc.	5.500%	2/15/18	16,300	19,088
Verizon Communications Inc.	6.100%	4/15/18	3,920	4,720
Verizon Communications Inc.	8.750%	11/1/18	2,365	3,208
Verizon Communications Inc.	6.350%	4/1/19	2,925	3,570
Verizon Communications Inc.	4.600%	4/1/21	6,460	7,161
Verizon Communications Inc.	3.500%	11/1/21	5,335	5,443
Verizon Communications Inc.	5.850%	9/15/35	7,650	8,762
Verizon Communications Inc.	6.250%	4/1/37	1,675	1,996
Verizon Communications Inc.	6.400%	2/15/38	5,061	6,125
Verizon Communications Inc.	6.900%	4/15/38	4,625	5,929
Verizon Communications Inc.	8.950%	3/1/39	4,300	6,631
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,591
Verizon Communications Inc.	6.000%	4/1/41	5,280	6,258
Verizon Communications Inc.	4.750%	11/1/41	3,175	3,221
Verizon Global Funding Corp.	4.375%	6/1/13	200	208
Verizon Global Funding Corp.	7.750%	12/1/30	5,190	7,016
Verizon Maryland Inc.	5.125%	6/15/33	175	173
Verizon New England Inc.	7.875%	11/15/29	1,225	1,494
Verizon New York Inc.	7.375%	4/1/32	3,900	4,622
Vodafone Group plc	5.000%	12/16/13	475	507
Vodafone Group plc	4.150%	6/10/14	590	630
Vodafone Group plc	5.375%	1/30/15	6,775	7,558
Vodafone Group plc	5.750%	3/15/16	1,825	2,111
Vodafone Group plc	5.625%	2/27/17	16,490	19,241
Vodafone Group plc	1.625%	3/20/17	1,300	1,278
Vodafone Group plc	4.625%	7/15/18	5,200	5,923
Vodafone Group plc	5.450%	6/10/19	5,000	5,913
Vodafone Group plc	6.250%	11/30/32	2,675	3,211
Vodafone Group plc	6.150%	2/27/37	6,420	7,757
Washington Post Co.	7.250%	2/1/19	875	1,011
6 WPP Finance 2010	4.750%	11/21/21	6,801	7,055
WPP Finance UK	8.000%	9/15/14	2,625	3,006

Consumer Cyclical (1.2%)
AutoZone Inc.	6.500%	1/15/14	2,000	2,189
AutoZone Inc.	5.750%	1/15/15	4,050	4,482
Best Buy Co. Inc.	6.750%	7/15/13	2,875	3,022
BorgWarner Inc.	4.625%	9/15/20	400	427
Costco Wholesale Corp.	5.500%	3/15/17	5,400	6,424
CVS Caremark Corp.	4.875%	9/15/14	1,675	1,841
CVS Caremark Corp.	3.250%	5/18/15	2,245	2,381
CVS Caremark Corp.	6.125%	8/15/16	2,375	2,785
CVS Caremark Corp.	5.750%	6/1/17	590	693
CVS Caremark Corp.	6.600%	3/15/19	6,065	7,459
CVS Caremark Corp.	4.750%	5/18/20	1,000	1,120
CVS Caremark Corp.	6.250%	6/1/27	10,150	12,121
CVS Caremark Corp.	6.125%	9/15/39	3,975	4,613
CVS Caremark Corp.	5.750%	5/15/41	4,695	5,248
Daimler Finance North America LLC	6.500%	11/15/13	7,100	7,712
6 Daimler Finance North America LLC	2.625%	9/15/16	2,300	2,355

Daimler Finance North America LLC	8.500%	1/18/31	4,995	7,266
Darden Restaurants Inc.	6.200%	10/15/17	1,850	2,108
Darden Restaurants Inc.	4.500%	10/15/21	105	107
Darden Restaurants Inc.	6.800%	10/15/37	6,745	7,629
eBay Inc.	0.875%	10/15/13	1,150	1,157
eBay Inc.	1.625%	10/15/15	1,150	1,173
eBay Inc.	3.250%	10/15/20	1,175	1,192
Expedia Inc.	7.456%	8/15/18	250	283
Expedia Inc.	5.950%	8/15/20	6,400	6,573
Family Dollar Stores Inc.	5.000%	2/1/21	1,275	1,328
Gap Inc.	5.950%	4/12/21	1,675	1,692
Historic TW Inc.	9.150%	2/1/23	3,425	4,664
Historic TW Inc.	6.625%	5/15/29	2,925	3,479
Home Depot Inc.	5.250%	12/16/13	6,050	6,525
Home Depot Inc.	5.400%	3/1/16	6,470	7,470
Home Depot Inc.	4.400%	4/1/21	9,730	10,901
Home Depot Inc.	5.875%	12/16/36	10,605	12,624
Home Depot Inc.	5.400%	9/15/40	7,590	8,549
Home Depot Inc.	5.950%	4/1/41	2,075	2,521
International Game Technology	7.500%	6/15/19	875	1,022
International Game Technology	5.500%	6/15/20	1,030	1,086
Johnson Controls Inc.	2.600%	12/1/16	1,475	1,518
Johnson Controls Inc.	5.000%	3/30/20	2,300	2,560
Johnson Controls Inc.	4.250%	3/1/21	5,405	5,704
Johnson Controls Inc.	3.750%	12/1/21	1,425	1,449
Johnson Controls Inc.	6.000%	1/15/36	350	394
Johnson Controls Inc.	5.700%	3/1/41	795	892
Johnson Controls Inc.	5.250%	12/1/41	1,475	1,546
Kohl's Corp.	6.250%	12/15/17	1,550	1,844
Kohl's Corp.	4.000%	11/1/21	7,380	7,598
Kohl's Corp.	6.000%	1/15/33	300	322
Kohl's Corp.	6.875%	12/15/37	700	845
Lowe's Cos. Inc.	5.400%	10/15/16	1,925	2,257
Lowe's Cos. Inc.	6.100%	9/15/17	875	1,047
Lowe's Cos. Inc.	4.625%	4/15/20	3,355	3,723
Lowe's Cos. Inc.	3.750%	4/15/21	4,045	4,260
Lowe's Cos. Inc.	3.800%	11/15/21	3,775	3,999
Lowe's Cos. Inc.	6.875%	2/15/28	350	445
Lowe's Cos. Inc.	6.500%	3/15/29	1,050	1,303
Lowe's Cos. Inc.	5.800%	10/15/36	7,175	8,249
Lowe's Cos. Inc.	5.800%	4/15/40	120	140
Lowe's Cos. Inc.	5.125%	11/15/41	1,200	1,289
Macy's Retail Holdings Inc.	7.875%	7/15/15	5,515	6,493
Macy's Retail Holdings Inc.	5.900%	12/1/16	3,775	4,331
Macy's Retail Holdings Inc.	3.875%	1/15/22	4,100	4,121
Macy's Retail Holdings Inc.	6.900%	4/1/29	9,850	11,469
Macy's Retail Holdings Inc.	6.375%	3/15/37	2,300	2,602
Macy's Retail Holdings Inc.	5.125%	1/15/42	1,325	1,294
Marriott International Inc.	6.200%	6/15/16	550	635
Marriott International Inc.	6.375%	6/15/17	650	757
Marriott International Inc.	3.000%	3/1/19	1,750	1,723
McDonald's Corp.	5.300%	3/15/17	300	351
McDonald's Corp.	5.800%	10/15/17	1,825	2,205
McDonald's Corp.	5.350%	3/1/18	2,870	3,434
McDonald's Corp.	5.000%	2/1/19	4,525	5,280
McDonald's Corp.	2.625%	1/15/22	11,090	10,923
McDonald's Corp.	6.300%	10/15/37	325	432

McDonald's Corp.	6.300%	3/1/38	1,825	2,413
McDonald's Corp.	3.700%	2/15/42	4,200	3,825
Nordstrom Inc.	6.750%	6/1/14	175	197
Nordstrom Inc.	6.250%	1/15/18	5,625	6,879
Nordstrom Inc.	4.750%	5/1/20	1,200	1,346
Nordstrom Inc.	4.000%	10/15/21	12,440	13,293
Nordstrom Inc.	6.950%	3/15/28	425	531
Nordstrom Inc.	7.000%	1/15/38	1,275	1,697
O'Reilly Automotive Inc.	4.875%	1/14/21	600	641
PACCAR Financial Corp.	1.600%	3/15/17	3,725	3,702
PACCAR Inc.	6.875%	2/15/14	1,200	1,331
Staples Inc.	9.750%	1/15/14	6,300	7,166
Target Corp.	4.000%	6/15/13	600	625
Target Corp.	5.875%	7/15/16	3,575	4,226
Target Corp.	5.375%	5/1/17	100	118
Target Corp.	6.000%	1/15/18	3,555	4,343
Target Corp.	3.875%	7/15/20	3,655	3,971
Target Corp.	7.000%	7/15/31	1,425	1,836
Target Corp.	6.350%	11/1/32	2,075	2,552
Target Corp.	6.500%	10/15/37	2,400	3,077
Target Corp.	7.000%	1/15/38	13,170	17,767
Time Warner Cos. Inc.	7.570%	2/1/24	325	410
Time Warner Cos. Inc.	6.950%	1/15/28	150	182
Time Warner Inc.	3.150%	7/15/15	8,518	9,006
Time Warner Inc.	5.875%	11/15/16	2,525	2,957
Time Warner Inc.	4.875%	3/15/20	4,860	5,391
Time Warner Inc.	4.700%	1/15/21	4,250	4,642
Time Warner Inc.	4.750%	3/29/21	7,975	8,769
Time Warner Inc.	4.000%	1/15/22	295	306
Time Warner Inc.	7.625%	4/15/31	5,700	7,309
Time Warner Inc.	7.700%	5/1/32	7,850	10,243
Time Warner Inc.	6.500%	11/15/36	9,090	10,525
Time Warner Inc.	6.200%	3/15/40	950	1,076
Time Warner Inc.	6.100%	7/15/40	3,150	3,502
Time Warner Inc.	6.250%	3/29/41	5,275	6,005
Time Warner Inc.	5.375%	10/15/41	295	308
TJX Cos. Inc.	4.200%	8/15/15	6,265	6,848
TJX Cos. Inc.	6.950%	4/15/19	6,150	7,604
Toyota Motor Credit Corp.	1.000%	2/17/15	4,850	4,848
Toyota Motor Credit Corp.	3.200%	6/17/15	5,500	5,843
Toyota Motor Credit Corp.	2.800%	1/11/16	1,890	1,976
Toyota Motor Credit Corp.	2.000%	9/15/16	3,125	3,184
Toyota Motor Credit Corp.	2.050%	1/12/17	10,500	10,668
Toyota Motor Credit Corp.	4.250%	1/11/21	4,200	4,595
Toyota Motor Credit Corp.	3.400%	9/15/21	1,495	1,536
Toyota Motor Credit Corp.	3.300%	1/12/22	5,600	5,684
VF Corp.	5.950%	11/1/17	850	1,000
VF Corp.	3.500%	9/1/21	4,695	4,820
VF Corp.	6.450%	11/1/37	625	770
Viacom Inc.	4.375%	9/15/14	375	404
Viacom Inc.	1.250%	2/27/15	3,600	3,593
Viacom Inc.	2.500%	12/15/16	300	307
Viacom Inc.	3.500%	4/1/17	835	893
Viacom Inc.	6.125%	10/5/17	1,250	1,492
Viacom Inc.	5.625%	9/15/19	12,235	14,142
Viacom Inc.	3.875%	12/15/21	5,290	5,460
Viacom Inc.	6.875%	4/30/36	4,560	5,742

Wal-Mart Stores Inc.	4.250%	4/15/13	25	26
Wal-Mart Stores Inc.	4.550%	5/1/13	2,840	2,966
Wal-Mart Stores Inc.	7.250%	6/1/13	550	592
Wal-Mart Stores Inc.	1.625%	4/15/14	5,910	6,038
Wal-Mart Stores Inc.	3.200%	5/15/14	2,100	2,216
Wal-Mart Stores Inc.	2.875%	4/1/15	2,425	2,575
Wal-Mart Stores Inc.	4.500%	7/1/15	2,225	2,478
Wal-Mart Stores Inc.	2.250%	7/8/15	1,275	1,331
Wal-Mart Stores Inc.	1.500%	10/25/15	12,135	12,382
Wal-Mart Stores Inc.	5.375%	4/5/17	625	735
Wal-Mart Stores Inc.	5.800%	2/15/18	5,920	7,192
Wal-Mart Stores Inc.	3.625%	7/8/20	3,950	4,240
Wal-Mart Stores Inc.	3.250%	10/25/20	6,795	7,110
Wal-Mart Stores Inc.	4.250%	4/15/21	19,735	22,036
Wal-Mart Stores Inc.	5.875%	4/5/27	11,050	13,453
Wal-Mart Stores Inc.	7.550%	2/15/30	3,650	5,275
Wal-Mart Stores Inc.	5.250%	9/1/35	1,560	1,765
Wal-Mart Stores Inc.	6.500%	8/15/37	8,515	11,154
Wal-Mart Stores Inc.	6.200%	4/15/38	6,400	8,083
Wal-Mart Stores Inc.	5.625%	4/1/40	1,700	2,040
Wal-Mart Stores Inc.	4.875%	7/8/40	5,875	6,364
Wal-Mart Stores Inc.	5.000%	10/25/40	1,850	2,023
Wal-Mart Stores Inc.	5.625%	4/15/41	6,060	7,271
Walgreen Co.	4.875%	8/1/13	3,695	3,903
Walgreen Co.	5.250%	1/15/19	1,970	2,271
Walt Disney Co.	4.500%	12/15/13	2,595	2,766
Walt Disney Co.	6.200%	6/20/14	2,000	2,248
Walt Disney Co.	0.875%	12/1/14	7,225	7,264
Walt Disney Co.	1.350%	8/16/16	235	235
Walt Disney Co.	5.625%	9/15/16	3,425	4,018
Walt Disney Co.	1.125%	2/15/17	4,000	3,938
Walt Disney Co.	5.875%	12/15/17	1,875	2,279
Walt Disney Co.	7.000%	3/1/32	325	444
Walt Disney Co.	4.375%	8/16/41	325	327
Walt Disney Co.	4.125%	12/1/41	7,633	7,436
Western Union Co.	6.500%	2/26/14	3,275	3,583
Western Union Co.	5.930%	10/1/16	1,825	2,111
Western Union Co.	5.253%	4/1/20	240	266
Western Union Co.	6.200%	11/17/36	850	886
Western Union Co.	6.200%	6/21/40	1,100	1,128
Wyndham Worldwide Corp.	5.750%	2/1/18	10,076	11,235
Wyndham Worldwide Corp.	4.250%	3/1/22	300	294
Yum! Brands Inc.	4.250%	9/15/15	2,000	2,170
Yum! Brands Inc.	6.250%	4/15/16	2,850	3,268
Yum! Brands Inc.	6.250%	3/15/18	1,750	2,086
Yum! Brands Inc.	5.300%	9/15/19	685	771
Yum! Brands Inc.	3.875%	11/1/20	1,175	1,208
Yum! Brands Inc.	6.875%	11/15/37	1,350	1,716

Consumer Noncyclical (2.7%)
Abbott Laboratories	4.350%	3/15/14	1,075	1,154
Abbott Laboratories	2.700%	5/27/15	1,000	1,055
Abbott Laboratories	5.875%	5/15/16	6,385	7,529
Abbott Laboratories	5.600%	11/30/17	4,450	5,388
Abbott Laboratories	5.125%	4/1/19	8,615	10,153
Abbott Laboratories	4.125%	5/27/20	3,000	3,350
Abbott Laboratories	6.150%	11/30/37	11,080	14,045

Abbott Laboratories	6.000%	4/1/39	575	716
Abbott Laboratories	5.300%	5/27/40	3,755	4,298
Allergan Inc.	5.750%	4/1/16	400	464
Allergan Inc.	3.375%	9/15/20	5,000	5,176
Altria Group Inc.	8.500%	11/10/13	8,745	9,784
Altria Group Inc.	7.750%	2/6/14	4,600	5,152
Altria Group Inc.	4.125%	9/11/15	500	545
Altria Group Inc.	9.700%	11/10/18	3,890	5,284
Altria Group Inc.	9.250%	8/6/19	665	896
Altria Group Inc.	4.750%	5/5/21	2,150	2,307
Altria Group Inc.	9.950%	11/10/38	15,390	23,533
Altria Group Inc.	10.200%	2/6/39	7,400	11,520
AmerisourceBergen Corp.	5.875%	9/15/15	7,375	8,458
AmerisourceBergen Corp.	4.875%	11/15/19	975	1,094
AmerisourceBergen Corp.	3.500%	11/15/21	7,750	7,921
Amgen Inc.	1.875%	11/15/14	1,660	1,695
Amgen Inc.	4.850%	11/18/14	9,375	10,256
Amgen Inc.	2.300%	6/15/16	6,870	7,003
Amgen Inc.	2.500%	11/15/16	1,660	1,704
Amgen Inc.	5.850%	6/1/17	7,750	9,098
Amgen Inc.	5.700%	2/1/19	1,320	1,522
Amgen Inc.	3.450%	10/1/20	825	829
Amgen Inc.	4.100%	6/15/21	1,765	1,849
Amgen Inc.	3.875%	11/15/21	1,660	1,701
Amgen Inc.	6.375%	6/1/37	2,200	2,530
Amgen Inc.	6.900%	6/1/38	5,023	6,105
Amgen Inc.	6.400%	2/1/39	2,725	3,143
Amgen Inc.	5.750%	3/15/40	2,665	2,863
Amgen Inc.	4.950%	10/1/41	9,275	8,955
Amgen Inc.	5.150%	11/15/41	1,655	1,648
Amgen Inc.	5.650%	6/15/42	2,350	2,488
Anheuser-Busch Cos. LLC	5.600%	3/1/17	1,375	1,610
Anheuser-Busch Cos. LLC	5.500%	1/15/18	6,307	7,409
Anheuser-Busch Cos. LLC	6.800%	8/20/32	775	1,006
Anheuser-Busch Cos. LLC	5.750%	4/1/36	2,905	3,444
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	5,825	5,906
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	4,290	4,761
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	4,590	4,977
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	5,968	6,287
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	4,040	5,267
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	3,675	4,678
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	11,690	13,771
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,600	3,000
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	3,875	4,318
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	8,590	12,984
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	2,825	3,731
Archer-Daniels-Midland Co.	8.375%	4/15/17	100	128
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,625	4,325
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,145	2,411
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,775	2,093
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,025	2,268
Archer-Daniels-Midland Co.	5.765%	3/1/41	7,095	8,461
6 Aristotle Holding Inc.	2.100%	2/12/15	6,700	6,763
6 Aristotle Holding Inc.	2.650%	2/15/17	7,425	7,483
6 Aristotle Holding Inc.	4.750%	11/15/21	3,000	3,197
6 Aristotle Holding Inc.	3.900%	2/15/22	1,900	1,923
6 Aristotle Holding Inc.	6.125%	11/15/41	2,825	3,144

AstraZeneca plc	5.900%	9/15/17	10,840	13,031
AstraZeneca plc	6.450%	9/15/37	10,980	14,286
Avon Products Inc.	5.750%	3/1/18	2,460	2,727
Avon Products Inc.	6.500%	3/1/19	1,160	1,310
Baptist Health South Florida Obligated Group	4.590%	8/15/21	375	401
Baxter International Inc.	5.900%	9/1/16	875	1,041
Baxter International Inc.	1.850%	1/15/17	4,050	4,085
Baxter International Inc.	4.250%	3/15/20	900	990
Beam Inc.	5.875%	1/15/36	875	863
Becton Dickinson and Co.	1.750%	11/8/16	90	91
Becton Dickinson and Co.	5.000%	5/15/19	450	518
Becton Dickinson and Co.	3.250%	11/12/20	8,340	8,611
Becton Dickinson and Co.	3.125%	11/8/21	2,985	3,011
Biogen Idec Inc.	6.875%	3/1/18	11,300	13,751
Boston Scientific Corp.	4.500%	1/15/15	8,295	8,898
Boston Scientific Corp.	6.250%	11/15/15	6,000	6,705
Boston Scientific Corp.	5.125%	1/12/17	3,750	4,123
Boston Scientific Corp.	6.000%	1/15/20	3,870	4,430
Boston Scientific Corp.	7.000%	11/15/35	2,850	3,399
Boston Scientific Corp.	7.375%	1/15/40	1,400	1,769
Bottling Group LLC	5.000%	11/15/13	2,700	2,891
Bottling Group LLC	6.950%	3/15/14	4,225	4,735
Bottling Group LLC	5.500%	4/1/16	4,050	4,689
Bottling Group LLC	5.125%	1/15/19	1,975	2,299
Bristol-Myers Squibb Co.	5.250%	8/15/13	650	692
Bristol-Myers Squibb Co.	5.450%	5/1/18	11,240	13,413
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	136
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	133
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,888	3,575
Bristol-Myers Squibb Co.	6.125%	5/1/38	460	587
Bristol-Myers Squibb Co.	6.875%	8/1/97	325	437
Bunge Ltd. Finance Corp.	5.100%	7/15/15	575	616
Bunge Ltd. Finance Corp.	8.500%	6/15/19	13,150	16,025
Campbell Soup Co.	3.050%	7/15/17	525	563
Campbell Soup Co.	4.250%	4/15/21	2,175	2,387
Cardinal Health Inc.	4.000%	6/15/15	100	107
Cardinal Health Inc.	4.625%	12/15/20	4,935	5,421
CareFusion Corp.	5.125%	8/1/14	1,985	2,146
CareFusion Corp.	6.375%	8/1/19	5,085	5,915
Celgene Corp.	2.450%	10/15/15	750	766
Celgene Corp.	3.950%	10/15/20	5,075	5,185
Celgene Corp.	5.700%	10/15/40	1,350	1,417
Church & Dwight Co. Inc.	3.350%	12/15/15	1,000	1,048
Clorox Co.	5.000%	3/1/13	1,635	1,696
Clorox Co.	5.000%	1/15/15	525	571
Clorox Co.	3.550%	11/1/15	1,850	1,958
Clorox Co.	5.950%	10/15/17	8,722	10,107
Coca-Cola Co.	0.750%	11/15/13	6,200	6,224
Coca-Cola Co.	0.750%	3/13/15	575	573
Coca-Cola Co.	1.500%	11/15/15	9,500	9,662
Coca-Cola Co.	1.800%	9/1/16	2,900	2,956
Coca-Cola Co.	5.350%	11/15/17	8,350	9,946
Coca-Cola Co.	1.650%	3/14/18	725	721
Coca-Cola Co.	4.875%	3/15/19	5,910	6,787
Coca-Cola Co.	3.150%	11/15/20	1,100	1,146
Coca-Cola Co.	3.300%	9/1/21	7,615	7,876
Coca-Cola Enterprises Inc.	2.125%	9/15/15	1,595	1,629

Coca-Cola Femsa SAB de CV	4.625%	2/15/20	775	833
Coca-Cola HBC Finance BV	5.125%	9/17/13	325	341
Coca-Cola HBC Finance BV	5.500%	9/17/15	3,500	3,869
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	4,425	4,968
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	2,200	2,408
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	1,800	2,581
Colgate-Palmolive Co.	0.600%	11/15/14	745	745
Colgate-Palmolive Co.	1.300%	1/15/17	4,375	4,377
Colgate-Palmolive Co.	2.450%	11/15/21	1,510	1,491
ConAgra Foods Inc.	5.875%	4/15/14	1,295	1,414
ConAgra Foods Inc.	5.819%	6/15/17	225	254
ConAgra Foods Inc.	7.125%	10/1/26	940	1,129
ConAgra Foods Inc.	7.000%	10/1/28	250	299
Corn Products International Inc.	3.200%	11/1/15	1,700	1,761
Corn Products International Inc.	4.625%	11/1/20	890	935
Corn Products International Inc.	6.625%	4/15/37	575	650
Covidien International Finance SA	1.875%	6/15/13	8,000	8,082
Covidien International Finance SA	6.000%	10/15/17	1,995	2,396
Covidien International Finance SA	6.550%	10/15/37	4,849	6,253
CR Bard Inc.	4.400%	1/15/21	2,220	2,467
CR Bard Inc.	6.700%	12/1/26	1,800	2,217
Delhaize Group SA	5.875%	2/1/14	1,400	1,505
Delhaize Group SA	6.500%	6/15/17	235	271
Delhaize Group SA	5.700%	10/1/40	6,241	5,795
Diageo Capital plc	5.500%	9/30/16	425	499
Diageo Capital plc	5.750%	10/23/17	3,885	4,686
Diageo Capital plc	4.828%	7/15/20	3,100	3,524
Diageo Capital plc	5.875%	9/30/36	200	240
Diageo Finance BV	5.300%	10/28/15	1,800	2,053
Diageo Investment Corp.	7.450%	4/15/35	200	268
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	525	554
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,045	3,164
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	420	521
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	2,785	2,771
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	425	571
Eli Lilly & Co.	4.200%	3/6/14	2,200	2,349
Eli Lilly & Co.	5.200%	3/15/17	3,925	4,578
Eli Lilly & Co.	5.500%	3/15/27	2,950	3,540
Eli Lilly & Co.	5.550%	3/15/37	1,800	2,115
Eli Lilly & Co.	5.950%	11/15/37	235	292
Energizer Holdings Inc.	4.700%	5/19/21	1,325	1,373
Estee Lauder Cos. Inc.	6.000%	5/15/37	200	246
Express Scripts Inc.	6.250%	6/15/14	6,700	7,352
Flowers Foods Inc.	4.375%	4/1/22	1,500	1,490
Genentech Inc.	4.750%	7/15/15	800	892
Genentech Inc.	5.250%	7/15/35	300	334
General Mills Inc.	5.250%	8/15/13	1,650	1,751
General Mills Inc.	5.200%	3/17/15	2,000	2,234
General Mills Inc.	5.700%	2/15/17	2,525	2,978
General Mills Inc.	5.650%	2/15/19	6,725	7,973
General Mills Inc.	3.150%	12/15/21	5,950	5,924
General Mills Inc.	5.400%	6/15/40	4,505	5,003
Gilead Sciences Inc.	3.050%	12/1/16	375	390
Gilead Sciences Inc.	4.500%	4/1/21	4,900	5,185
Gilead Sciences Inc.	4.400%	12/1/21	9,402	9,869
Gilead Sciences Inc.	5.650%	12/1/41	1,550	1,645
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	9,920	10,397

GlaxoSmithKline Capital Inc.	4.375%	4/15/14	6,225	6,699
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	5,555	6,681
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	950	1,086
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	14,535	19,021
Hasbro Inc.	6.125%	5/15/14	5,000	5,430
Hasbro Inc.	6.300%	9/15/17	2,125	2,426
Hasbro Inc.	6.350%	3/15/40	1,200	1,286
Hershey Co.	5.450%	9/1/16	425	494
Hershey Co.	1.500%	11/1/16	2,125	2,138
Hershey Co.	4.125%	12/1/20	1,710	1,879
HJ Heinz Co.	5.350%	7/15/13	7,775	8,235
HJ Heinz Finance Co.	6.750%	3/15/32	1,125	1,362
Hormel Foods Corp.	4.125%	4/15/21	625	677
Hospira Inc.	5.900%	6/15/14	500	541
Hospira Inc.	6.400%	5/15/15	275	302
Hospira Inc.	6.050%	3/30/17	1,050	1,169
Hospira Inc.	5.600%	9/15/40	1,075	1,022
JM Smucker Co.	3.500%	10/15/21	995	1,009
Johnson & Johnson	1.200%	5/15/14	835	848
Johnson & Johnson	5.550%	8/15/17	1,700	2,065
Johnson & Johnson	5.150%	7/15/18	4,550	5,473
Johnson & Johnson	2.950%	9/1/20	10,000	10,439
Johnson & Johnson	6.730%	11/15/23	1,203	1,680
Johnson & Johnson	6.950%	9/1/29	1,300	1,770
Johnson & Johnson	4.950%	5/15/33	1,600	1,825
Johnson & Johnson	5.950%	8/15/37	1,555	2,027
Johnson & Johnson	4.500%	9/1/40	1,370	1,459
Kellogg Co.	1.875%	11/17/16	4,400	4,450
Kellogg Co.	4.000%	12/15/20	9,005	9,519
Kellogg Co.	7.450%	4/1/31	1,150	1,507
Kimberly-Clark Corp.	4.875%	8/15/15	1,875	2,092
Kimberly-Clark Corp.	6.125%	8/1/17	4,475	5,459
Kimberly-Clark Corp.	7.500%	11/1/18	800	1,071
Kimberly-Clark Corp.	3.625%	8/1/20	3,150	3,358
Kimberly-Clark Corp.	3.875%	3/1/21	2,940	3,163
Kimberly-Clark Corp.	2.400%	3/1/22	1,100	1,064
Kimberly-Clark Corp.	6.625%	8/1/37	200	271
Kimberly-Clark Corp.	5.300%	3/1/41	1,600	1,890
Koninklijke Philips Electronics NV	5.750%	3/11/18	7,250	8,443
Koninklijke Philips Electronics NV	6.875%	3/11/38	4,720	5,716
Kraft Foods Inc.	2.625%	5/8/13	8,300	8,461
Kraft Foods Inc.	5.250%	10/1/13	3,100	3,299
Kraft Foods Inc.	6.750%	2/19/14	200	221
Kraft Foods Inc.	4.125%	2/9/16	6,365	6,910
Kraft Foods Inc.	6.500%	8/11/17	5,775	6,964
Kraft Foods Inc.	6.125%	2/1/18	690	830
Kraft Foods Inc.	6.125%	8/23/18	15,240	18,363
Kraft Foods Inc.	5.375%	2/10/20	19,190	22,136
Kraft Foods Inc.	6.500%	11/1/31	3,275	3,939
Kraft Foods Inc.	7.000%	8/11/37	3,675	4,644
Kraft Foods Inc.	6.875%	2/1/38	4,975	6,227
Kraft Foods Inc.	6.875%	1/26/39	525	657
Kraft Foods Inc.	6.500%	2/9/40	8,345	10,187
Kroger Co.	5.000%	4/15/13	1,050	1,095
Kroger Co.	4.950%	1/15/15	1,950	2,140
Kroger Co.	3.900%	10/1/15	2,350	2,551
Kroger Co.	2.200%	1/15/17	6,775	6,874

Kroger Co.	6.400%	8/15/17	435	525
Kroger Co.	6.800%	12/15/18	2,400	2,929
Kroger Co.	7.700%	6/1/29	2,800	3,585
Kroger Co.	8.000%	9/15/29	8,675	11,427
Kroger Co.	7.500%	4/1/31	625	796
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,025	1,151
Laboratory Corp. of America Holdings	4.625%	11/15/20	235	250
Life Technologies Corp.	4.400%	3/1/15	1,700	1,818
Life Technologies Corp.	3.500%	1/15/16	2,800	2,877
Life Technologies Corp.	6.000%	3/1/20	2,340	2,680
Life Technologies Corp.	5.000%	1/15/21	1,350	1,455
Lorillard Tobacco Co.	3.500%	8/4/16	760	788
Lorillard Tobacco Co.	8.125%	6/23/19	3,075	3,815
Lorillard Tobacco Co.	8.125%	5/1/40	1,000	1,207
Lorillard Tobacco Co.	7.000%	8/4/41	1,550	1,659
Mattel Inc.	2.500%	11/1/16	1,125	1,149
Mattel Inc.	5.450%	11/1/41	845	868
McCormick & Co. Inc.	3.900%	7/15/21	875	935
McKesson Corp.	6.500%	2/15/14	6,000	6,607
McKesson Corp.	5.700%	3/1/17	5,000	5,830
McKesson Corp.	4.750%	3/1/21	1,740	1,959
McKesson Corp.	6.000%	3/1/41	5,000	6,169
Mead Johnson Nutrition Co.	3.500%	11/1/14	2,525	2,642
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,309	2,586
Mead Johnson Nutrition Co.	5.900%	11/1/39	3,410	3,946
Medco Health Solutions Inc.	7.250%	8/15/13	625	673
Medco Health Solutions Inc.	7.125%	3/15/18	9,080	10,872
Medco Health Solutions Inc.	4.125%	9/15/20	590	603
Medtronic Inc.	4.500%	3/15/14	1,000	1,072
Medtronic Inc.	3.000%	3/15/15	4,495	4,775
Medtronic Inc.	4.750%	9/15/15	1,775	1,993
Medtronic Inc.	4.450%	3/15/20	1,650	1,846
Medtronic Inc.	4.125%	3/15/21	590	646
Medtronic Inc.	6.500%	3/15/39	500	647
Medtronic Inc.	5.550%	3/15/40	2,100	2,468
Medtronic Inc.	4.500%	3/15/42	4,875	4,916
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	712
Merck & Co. Inc.	5.300%	12/1/13	1,295	1,398
Merck & Co. Inc.	4.750%	3/1/15	1,200	1,334
Merck & Co. Inc.	4.000%	6/30/15	2,590	2,845
Merck & Co. Inc.	2.250%	1/15/16	3,850	3,995
Merck & Co. Inc.	6.000%	9/15/17	2,300	2,831
Merck & Co. Inc.	5.000%	6/30/19	7,445	8,767
Merck & Co. Inc.	3.875%	1/15/21	11,720	12,875
Merck & Co. Inc.	6.400%	3/1/28	1,525	1,940
Merck & Co. Inc.	5.950%	12/1/28	775	973
Merck & Co. Inc.	6.500%	12/1/33	4,675	6,276
Merck & Co. Inc.	5.750%	11/15/36	325	401
Merck & Co. Inc.	6.550%	9/15/37	5,015	6,818
Merck & Co. Inc.	5.850%	6/30/39	1,025	1,308
Novant Health Inc.	5.850%	11/1/19	2,125	2,384
Novartis Capital Corp.	1.900%	4/24/13	3,190	3,240
Novartis Capital Corp.	4.125%	2/10/14	6,525	6,941
Novartis Capital Corp.	2.900%	4/24/15	14,370	15,289
Novartis Securities Investment Ltd.	5.125%	2/10/19	10,590	12,402
PepsiAmericas Inc.	4.375%	2/15/14	100	106
PepsiAmericas Inc.	4.875%	1/15/15	5,100	5,647

PepsiAmericas Inc.	5.000%	5/15/17	1,400	1,634
PepsiCo Inc.	0.875%	10/25/13	5,885	5,911
PepsiCo Inc.	3.750%	3/1/14	1,150	1,218
PepsiCo Inc.	0.750%	3/5/15	3,125	3,116
PepsiCo Inc.	2.500%	5/10/16	11,390	11,916
PepsiCo Inc.	5.000%	6/1/18	425	497
PepsiCo Inc.	7.900%	11/1/18	1,575	2,116
PepsiCo Inc.	4.500%	1/15/20	2,800	3,162
PepsiCo Inc.	3.125%	11/1/20	4,200	4,296
PepsiCo Inc.	3.000%	8/25/21	1,530	1,547
PepsiCo Inc.	2.750%	3/5/22	5,900	5,729
PepsiCo Inc.	5.500%	1/15/40	5,425	6,377
PepsiCo Inc.	4.875%	11/1/40	4,510	4,872
PepsiCo Inc.	4.000%	3/5/42	6,600	6,237
PerkinElmer Inc.	5.000%	11/15/21	1,410	1,470
Pfizer Inc.	5.350%	3/15/15	15,865	17,959
Pfizer Inc.	6.200%	3/15/19	7,740	9,656
Pfizer Inc.	7.200%	3/15/39	11,090	15,942
Pharmacia Corp.	6.500%	12/1/18	200	251
Pharmacia Corp.	6.600%	12/1/28	625	801
Philip Morris International Inc.	4.875%	5/16/13	6,650	6,967
Philip Morris International Inc.	6.875%	3/17/14	4,340	4,859
Philip Morris International Inc.	2.500%	5/16/16	5,000	5,207
Philip Morris International Inc.	1.625%	3/20/17	3,250	3,240
Philip Morris International Inc.	5.650%	5/16/18	9,290	11,080
Philip Morris International Inc.	4.500%	3/26/20	575	645
Philip Morris International Inc.	4.125%	5/17/21	530	574
Philip Morris International Inc.	6.375%	5/16/38	5,600	6,944
Philip Morris International Inc.	4.375%	11/15/41	7,855	7,584
Philip Morris International Inc.	4.500%	3/20/42	3,550	3,493
4 Procter & Gamble - Esop	9.360%	1/1/21	2,747	3,637
Procter & Gamble Co.	0.700%	8/15/14	590	592
Procter & Gamble Co.	4.950%	8/15/14	850	936
Procter & Gamble Co.	3.500%	2/15/15	4,500	4,836
Procter & Gamble Co.	1.800%	11/15/15	6,925	7,149
Procter & Gamble Co.	1.450%	8/15/16	27,045	27,287
Procter & Gamble Co.	4.700%	2/15/19	2,215	2,581
Procter & Gamble Co.	6.450%	1/15/26	2,750	3,595
Procter & Gamble Co.	5.800%	8/15/34	250	316
Procter & Gamble Co.	5.550%	3/5/37	4,345	5,386
Quest Diagnostics Inc.	5.450%	11/1/15	4,000	4,481
Quest Diagnostics Inc.	6.400%	7/1/17	175	207
Quest Diagnostics Inc.	4.700%	4/1/21	235	254
Quest Diagnostics Inc.	6.950%	7/1/37	1,225	1,472
Ralcorp Holdings Inc.	6.625%	8/15/39	4,550	4,616
Reynolds American Inc.	7.250%	6/1/13	1,575	1,677
Reynolds American Inc.	7.625%	6/1/16	850	1,021
Reynolds American Inc.	7.250%	6/15/37	1,225	1,421
Safeway Inc.	6.250%	3/15/14	5,850	6,430
Safeway Inc.	3.400%	12/1/16	775	803
Safeway Inc.	6.350%	8/15/17	1,325	1,541
Safeway Inc.	5.000%	8/15/19	3,500	3,732
Safeway Inc.	3.950%	8/15/20	1,820	1,804
Safeway Inc.	4.750%	12/1/21	575	592
Safeway Inc.	7.250%	2/1/31	4,645	5,464
Sanofi	1.625%	3/28/14	1,050	1,068
Sanofi	2.625%	3/29/16	10,800	11,303

Sanofi	4.000%	3/29/21	8,865	9,667
Sara Lee Corp.	6.125%	11/1/32	2,175	2,236
St. Jude Medical Inc.	2.200%	9/15/13	3,025	3,081
St. Jude Medical Inc.	3.750%	7/15/14	2,875	3,050
St. Jude Medical Inc.	2.500%	1/15/16	1,475	1,522
St. Jude Medical Inc.	4.875%	7/15/19	500	562
Stryker Corp.	3.000%	1/15/15	800	842
Stryker Corp.	2.000%	9/30/16	2,285	2,333
Stryker Corp.	4.375%	1/15/20	700	767
Sysco Corp.	5.250%	2/12/18	3,875	4,575
Sysco Corp.	5.375%	9/21/35	4,948	5,770
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	2,060	2,105
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	615	621
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	3,225	3,664
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	1,950	2,050
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	1,835	1,848
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	1,380	1,401
Thermo Fisher Scientific Inc.	2.050%	2/21/14	2,500	2,566
Thermo Fisher Scientific Inc.	3.250%	11/20/14	5,000	5,309
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,725	1,836
Thermo Fisher Scientific Inc.	2.250%	8/15/16	295	305
Thermo Fisher Scientific Inc.	4.700%	5/1/20	525	587
Thermo Fisher Scientific Inc.	4.500%	3/1/21	1,850	2,073
Tyson Foods Inc.	10.500%	3/1/14	3,000	3,446
Unilever Capital Corp.	3.650%	2/15/14	1,525	1,613
Unilever Capital Corp.	4.800%	2/15/19	700	806
Unilever Capital Corp.	4.250%	2/10/21	10,010	11,375
Unilever Capital Corp.	5.900%	11/15/32	900	1,137
UST LLC	5.750%	3/1/18	1,000	1,096
Watson Pharmaceuticals Inc.	5.000%	8/15/14	1,250	1,339
Whirlpool Corp.	5.500%	3/1/13	4,075	4,233
Whirlpool Corp.	8.600%	5/1/14	900	1,011
Wyeth LLC	5.500%	2/1/14	1,350	1,472
Wyeth LLC	5.500%	2/15/16	5,240	6,050
Wyeth LLC	5.450%	4/1/17	2,950	3,512
Wyeth LLC	6.450%	2/1/24	2,625	3,414
Wyeth LLC	6.500%	2/1/34	1,450	1,887
Wyeth LLC	6.000%	2/15/36	3,575	4,470
Wyeth LLC	5.950%	4/1/37	7,390	9,327
Zimmer Holdings Inc.	1.400%	11/30/14	800	805
Zimmer Holdings Inc.	4.625%	11/30/19	2,495	2,750
Zimmer Holdings Inc.	3.375%	11/30/21	800	797
Zimmer Holdings Inc.	5.750%	11/30/39	1,075	1,229

Energy (1.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,425	1,658
Anadarko Finance Co.	7.500%	5/1/31	4,600	5,666
Anadarko Petroleum Corp.	7.625%	3/15/14	7,363	8,206
Anadarko Petroleum Corp.	5.750%	6/15/14	800	870
Anadarko Petroleum Corp.	5.950%	9/15/16	6,505	7,495
Anadarko Petroleum Corp.	6.375%	9/15/17	5,025	5,969
Anadarko Petroleum Corp.	6.950%	6/15/19	500	610
Anadarko Petroleum Corp.	6.450%	9/15/36	16,005	18,488
Anadarko Petroleum Corp.	7.950%	6/15/39	1,925	2,556
Anadarko Petroleum Corp.	6.200%	3/15/40	3,040	3,427
Apache Corp.	5.250%	4/15/13	300	314

Apache Corp.	6.000%	9/15/13	1,925	2,072
Apache Corp.	5.625%	1/15/17	250	294
Apache Corp.	6.900%	9/15/18	5,450	6,878
Apache Corp.	3.625%	2/1/21	6,160	6,495
Apache Corp.	5.100%	9/1/40	7,375	7,982
Apache Corp.	5.250%	2/1/42	740	820
Apache Finance Canada Corp.	7.750%	12/15/29	400	562
6 Baker Hughes Inc.	3.200%	8/15/21	3,295	3,329
Baker Hughes Inc.	6.875%	1/15/29	300	393
Baker Hughes Inc.	5.125%	9/15/40	5,965	6,748
BJ Services Co.	6.000%	6/1/18	850	1,004
BP Capital Markets plc	5.250%	11/7/13	5,475	5,855
BP Capital Markets plc	3.625%	5/8/14	3,650	3,841
BP Capital Markets plc	1.700%	12/5/14	3,200	3,262
BP Capital Markets plc	3.875%	3/10/15	4,525	4,858
BP Capital Markets plc	3.125%	10/1/15	6,500	6,867
BP Capital Markets plc	3.200%	3/11/16	9,495	10,043
BP Capital Markets plc	2.248%	11/1/16	800	820
BP Capital Markets plc	4.750%	3/10/19	5,300	5,957
BP Capital Markets plc	4.500%	10/1/20	7,295	8,012
BP Capital Markets plc	4.742%	3/11/21	5,315	5,951
BP Capital Markets plc	3.561%	11/1/21	10,520	10,839
Burlington Resources Finance Co.	7.200%	8/15/31	300	397
Burlington Resources Finance Co.	7.400%	12/1/31	1,775	2,397
Cameron International Corp.	6.375%	7/15/18	4,400	5,181
Cameron International Corp.	7.000%	7/15/38	100	124
Canadian Natural Resources Ltd.	1.450%	11/14/14	2,000	2,026
Canadian Natural Resources Ltd.	4.900%	12/1/14	4,225	4,650
Canadian Natural Resources Ltd.	6.000%	8/15/16	1,150	1,348
Canadian Natural Resources Ltd.	5.700%	5/15/17	1,535	1,820
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,500	1,516
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,429
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,025	2,437
Canadian Natural Resources Ltd.	6.500%	2/15/37	5,600	6,917
Canadian Natural Resources Ltd.	6.250%	3/15/38	2,030	2,478
Cenovus Energy Inc.	4.500%	9/15/14	590	636
Cenovus Energy Inc.	5.700%	10/15/19	7,050	8,397
Cenovus Energy Inc.	6.750%	11/15/39	6,475	8,337
Chevron Corp.	3.950%	3/3/14	3,375	3,593
Chevron Corp.	4.950%	3/3/19	2,750	3,248
ConocoPhillips	4.750%	2/1/14	5,550	5,946
ConocoPhillips	4.600%	1/15/15	11,190	12,322
ConocoPhillips	5.750%	2/1/19	13,565	16,456
ConocoPhillips	6.000%	1/15/20	470	582
ConocoPhillips	5.900%	10/15/32	725	881
ConocoPhillips	5.900%	5/15/38	2,120	2,626
ConocoPhillips	6.500%	2/1/39	8,638	11,380
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	4,525	5,309
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	4,825	5,810
ConocoPhillips Holding Co.	6.950%	4/15/29	2,850	3,809
Devon Energy Corp.	5.625%	1/15/14	1,475	1,600
Devon Energy Corp.	2.400%	7/15/16	800	822
Devon Energy Corp.	4.000%	7/15/21	2,000	2,134
Devon Energy Corp.	7.950%	4/15/32	1,650	2,322
Devon Energy Corp.	5.600%	7/15/41	3,020	3,383
Devon Financing Corp. ULC	7.875%	9/30/31	8,275	11,526
Diamond Offshore Drilling Inc.	4.875%	7/1/15	2,275	2,497

Diamond Offshore Drilling Inc.	5.875%	5/1/19	850	983
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,850	2,040
Encana Corp.	5.900%	12/1/17	2,100	2,451
Encana Corp.	6.500%	5/15/19	885	1,043
Encana Corp.	3.900%	11/15/21	1,000	974
Encana Corp.	7.200%	11/1/31	1,800	2,036
Encana Corp.	6.500%	8/15/34	2,925	3,104
Encana Corp.	6.625%	8/15/37	4,700	5,074
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,350	4,746
Eni USA Inc.	7.300%	11/15/27	175	221
Ensco plc	3.250%	3/15/16	5,960	6,212
Ensco plc	4.700%	3/15/21	9,250	9,963
EOG Resources Inc.	6.125%	10/1/13	575	619
EOG Resources Inc.	2.500%	2/1/16	705	730
EOG Resources Inc.	5.875%	9/15/17	1,900	2,277
EOG Resources Inc.	5.625%	6/1/19	3,350	3,943
EOG Resources Inc.	4.400%	6/1/20	325	358
EOG Resources Inc.	4.100%	2/1/21	4,900	5,299
EQT Corp.	6.500%	4/1/18	3,175	3,625
EQT Corp.	8.125%	6/1/19	2,275	2,696
Global Marine Inc.	7.000%	6/1/28	5,850	6,045
Halliburton Co.	6.150%	9/15/19	800	972
Halliburton Co.	3.250%	11/15/21	4,235	4,297
Halliburton Co.	6.700%	9/15/38	920	1,187
Halliburton Co.	7.450%	9/15/39	900	1,251
Halliburton Co.	4.500%	11/15/41	4,645	4,676
Hess Corp.	8.125%	2/15/19	7,715	9,918
Hess Corp.	7.875%	10/1/29	1,450	1,914
Hess Corp.	7.125%	3/15/33	1,375	1,727
Hess Corp.	5.600%	2/15/41	7,580	8,210
Husky Energy Inc.	5.900%	6/15/14	2,025	2,217
Husky Energy Inc.	6.150%	6/15/19	200	231
Husky Energy Inc.	7.250%	12/15/19	2,020	2,493
Husky Energy Inc.	6.800%	9/15/37	875	1,067
Kerr-McGee Corp.	6.950%	7/1/24	3,300	3,981
Kerr-McGee Corp.	7.875%	9/15/31	875	1,126
Marathon Oil Corp.	6.000%	10/1/17	10,460	12,212
Marathon Oil Corp.	5.900%	3/15/18	1,228	1,435
Marathon Oil Corp.	6.800%	3/15/32	2,670	3,230
Marathon Petroleum Corp.	3.500%	3/1/16	1,000	1,038
Marathon Petroleum Corp.	5.125%	3/1/21	2,425	2,637
Marathon Petroleum Corp.	6.500%	3/1/41	3,500	3,800
Nabors Industries Inc.	6.150%	2/15/18	3,180	3,691
Nabors Industries Inc.	9.250%	1/15/19	4,375	5,630
Nabors Industries Inc.	5.000%	9/15/20	2,675	2,871
Nexen Inc.	7.875%	3/15/32	325	406
Nexen Inc.	5.875%	3/10/35	690	713
Nexen Inc.	6.400%	5/15/37	12,850	14,154
Nexen Inc.	7.500%	7/30/39	3,400	4,182
Noble Energy Inc.	8.250%	3/1/19	3,235	4,064
Noble Energy Inc.	4.150%	12/15/21	9,250	9,441
Noble Energy Inc.	8.000%	4/1/27	275	353
Noble Holding International Ltd.	3.050%	3/1/16	440	455
Noble Holding International Ltd.	2.500%	3/15/17	2,400	2,413
Noble Holding International Ltd.	4.900%	8/1/20	900	962
Noble Holding International Ltd.	4.625%	3/1/21	2,500	2,650
Noble Holding International Ltd.	3.950%	3/15/22	3,250	3,257

Noble Holding International Ltd.	6.200%	8/1/40	1,400	1,536
Noble Holding International Ltd.	6.050%	3/1/41	2,500	2,694
Noble Holding International Ltd.	5.250%	3/15/42	2,000	1,982
Occidental Petroleum Corp.	2.500%	2/1/16	3,405	3,562
Occidental Petroleum Corp.	4.125%	6/1/16	2,620	2,910
Occidental Petroleum Corp.	1.750%	2/15/17	5,100	5,141
Occidental Petroleum Corp.	4.100%	2/1/21	5,100	5,536
Occidental Petroleum Corp.	3.125%	2/15/22	14,250	14,375
PC Financial Partnership	5.000%	11/15/14	900	983
Petro-Canada	4.000%	7/15/13	1,325	1,375
Petro-Canada	7.875%	6/15/26	500	677
Petro-Canada	7.000%	11/15/28	475	575
Petro-Canada	5.350%	7/15/33	1,425	1,496
Petro-Canada	5.950%	5/15/35	2,900	3,341
Petro-Canada	6.800%	5/15/38	525	670
Petrohawk Energy Corp.	7.250%	8/15/18	3,000	3,427
6 Phillips 66	1.950%	3/5/15	2,745	2,764
6 Phillips 66	2.950%	5/1/17	7,475	7,588
6 Phillips 66	4.300%	4/1/22	6,150	6,264
6 Phillips 66	5.875%	5/1/42	3,950	4,043
Pride International Inc.	6.875%	8/15/20	6,000	7,320
Pride International Inc.	7.875%	8/15/40	3,000	4,035
Rowan Cos. Inc.	5.000%	9/1/17	750	799
Rowan Cos. Inc.	7.875%	8/1/19	875	1,042
Shell International Finance BV	4.000%	3/21/14	4,210	4,487
Shell International Finance BV	3.100%	6/28/15	14,300	15,301
Shell International Finance BV	3.250%	9/22/15	1,400	1,509
Shell International Finance BV	5.200%	3/22/17	4,150	4,865
Shell International Finance BV	4.300%	9/22/19	3,100	3,514
Shell International Finance BV	6.375%	12/15/38	13,267	17,512
Shell International Finance BV	5.500%	3/25/40	6,750	8,200
Southwestern Energy Co.	7.500%	2/1/18	900	1,087
6 Southwestern Energy Co.	4.100%	3/15/22	4,600	4,555
Suncor Energy Inc.	6.100%	6/1/18	50	60
Suncor Energy Inc.	7.150%	2/1/32	3,425	4,290
Suncor Energy Inc.	5.950%	12/1/34	175	198
Suncor Energy Inc.	6.500%	6/15/38	15,080	18,645
Suncor Energy Inc.	6.850%	6/1/39	4,265	5,476
Talisman Energy Inc.	5.125%	5/15/15	375	410
Talisman Energy Inc.	7.750%	6/1/19	11,525	14,110
Talisman Energy Inc.	3.750%	2/1/21	7,425	7,298
Talisman Energy Inc.	7.250%	10/15/27	200	240
Tosco Corp.	8.125%	2/15/30	4,950	7,014
Total Capital Canada Ltd.	1.625%	1/28/14	4,500	4,514
Total Capital International SA	1.500%	2/17/17	1,075	1,046
Total Capital International SA	2.875%	2/17/22	300	288
Total Capital SA	3.000%	6/24/15	5,800	6,021
Total Capital SA	2.300%	3/15/16	7,265	7,367
Total Capital SA	4.450%	6/24/20	2,200	2,346
Total Capital SA	4.125%	1/28/21	2,805	2,976
Transocean Inc.	4.950%	11/15/15	8,150	8,702
Transocean Inc.	6.000%	3/15/18	6,375	7,069
Transocean Inc.	7.500%	4/15/31	1,575	1,810
Valero Energy Corp.	4.750%	6/15/13	2,400	2,495
Valero Energy Corp.	6.125%	6/15/17	2,705	3,140
Valero Energy Corp.	9.375%	3/15/19	1,575	2,065
Valero Energy Corp.	6.125%	2/1/20	250	287

Valero Energy Corp.	7.500%	4/15/32	1,725	2,011
Valero Energy Corp.	6.625%	6/15/37	15,331	16,547
Valero Energy Corp.	10.500%	3/15/39	3,000	4,373
Weatherford International Inc.	6.350%	6/15/17	4,625	5,358
Weatherford International Inc.	6.800%	6/15/37	3,050	3,403
Weatherford International Ltd.	5.500%	2/15/16	2,000	2,213
Weatherford International Ltd.	6.000%	3/15/18	6,140	6,965
Weatherford International Ltd.	9.625%	3/1/19	5,200	6,898
Weatherford International Ltd.	6.500%	8/1/36	2,750	3,026
Weatherford International Ltd.	7.000%	3/15/38	2,480	2,748
Williams Cos. Inc.	7.500%	1/15/31	1,329	1,592
Williams Cos. Inc.	7.750%	6/15/31	842	1,008
Williams Cos. Inc.	8.750%	3/15/32	3,560	4,715
XTO Energy Inc.	5.750%	12/15/13	2,200	2,385
XTO Energy Inc.	6.250%	8/1/17	6,250	7,689

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	5,700	5,615
Cintas Corp. No 2	6.125%	12/1/17	850	996
Fluor Corp.	3.375%	9/15/21	1,500	1,505
Massachusetts Institute of Technology GO	5.600%	7/1/11	4,000	4,956

Technology (1.0%)
Adobe Systems Inc.	3.250%	2/1/15	1,525	1,609
Adobe Systems Inc.	4.750%	2/1/20	1,275	1,387
Agilent Technologies Inc.	2.500%	7/15/13	2,387	2,424
Agilent Technologies Inc.	5.500%	9/14/15	1,300	1,461
Agilent Technologies Inc.	6.500%	11/1/17	5,325	6,415
Amphenol Corp.	4.750%	11/15/14	2,475	2,684
Analog Devices Inc.	5.000%	7/1/14	1,200	1,310
Analog Devices Inc.	3.000%	4/15/16	875	921
Applied Materials Inc.	2.650%	6/15/16	525	546
Applied Materials Inc.	4.300%	6/15/21	3,840	4,180
Applied Materials Inc.	5.850%	6/15/41	5,460	6,261
Arrow Electronics Inc.	3.375%	11/1/15	1,225	1,259
Arrow Electronics Inc.	5.125%	3/1/21	515	524
Avnet Inc.	6.625%	9/15/16	225	255
Avnet Inc.	5.875%	6/15/20	4,300	4,618
BMC Software Inc.	7.250%	6/1/18	825	977
Broadcom Corp.	1.500%	11/1/13	5,800	5,864
Broadcom Corp.	2.700%	11/1/18	6,060	6,141
CA Inc.	6.125%	12/1/14	5,000	5,511
CA Inc.	5.375%	12/1/19	3,545	3,880
Cisco Systems Inc.	1.625%	3/14/14	11,165	11,391
Cisco Systems Inc.	5.500%	2/22/16	11,783	13,656
Cisco Systems Inc.	3.150%	3/14/17	6,975	7,546
Cisco Systems Inc.	4.950%	2/15/19	5,525	6,381
Cisco Systems Inc.	4.450%	1/15/20	5,000	5,651
Cisco Systems Inc.	5.900%	2/15/39	6,600	7,951
Cisco Systems Inc.	5.500%	1/15/40	12,770	14,852
Computer Sciences Corp.	6.500%	3/15/18	100	109
Corning Inc.	6.625%	5/15/19	275	330
Corning Inc.	7.250%	8/15/36	100	120
Corning Inc.	5.750%	8/15/40	7,135	7,838
Dell Inc.	4.700%	4/15/13	2,615	2,724
Dell Inc.	1.400%	9/10/13	2,700	2,727
Dell Inc.	2.100%	4/1/14	6,400	6,558

Dell Inc.	3.100%	4/1/16	500	530
Dell Inc.	5.650%	4/15/18	1,100	1,281
Dell Inc.	5.875%	6/15/19	1,250	1,484
Dell Inc.	6.500%	4/15/38	1,200	1,425
Dun & Bradstreet Corp.	6.000%	4/1/13	1,275	1,335
Dun & Bradstreet Corp.	2.875%	11/15/15	350	361
Equifax Inc.	4.450%	12/1/14	775	822
Equifax Inc.	6.300%	7/1/17	425	483
Fiserv Inc.	3.125%	10/1/15	1,000	1,034
Fiserv Inc.	3.125%	6/15/16	3,415	3,498
Fiserv Inc.	6.800%	11/20/17	2,150	2,536
Google Inc.	1.250%	5/19/14	470	477
Google Inc.	2.125%	5/19/16	375	390
Google Inc.	3.625%	5/19/21	3,325	3,603
Harris Corp.	5.000%	10/1/15	2,500	2,725
Harris Corp.	6.375%	6/15/19	250	288
Harris Corp.	4.400%	12/15/20	2,675	2,758
Harris Corp.	6.150%	12/15/40	750	848
Hewlett-Packard Co.	1.250%	9/13/13	4,815	4,823
Hewlett-Packard Co.	6.125%	3/1/14	11,300	12,300
Hewlett-Packard Co.	1.550%	5/30/14	1,400	1,407
Hewlett-Packard Co.	4.750%	6/2/14	725	774
Hewlett-Packard Co.	2.625%	12/9/14	4,500	4,639
Hewlett-Packard Co.	2.350%	3/15/15	1,300	1,325
Hewlett-Packard Co.	2.125%	9/13/15	4,275	4,307
Hewlett-Packard Co.	2.200%	12/1/15	1,625	1,643
Hewlett-Packard Co.	2.650%	6/1/16	1,300	1,322
Hewlett-Packard Co.	3.000%	9/15/16	1,875	1,925
Hewlett-Packard Co.	3.300%	12/9/16	1,225	1,275
Hewlett-Packard Co.	5.400%	3/1/17	2,075	2,328
Hewlett-Packard Co.	2.600%	9/15/17	5,225	5,207
Hewlett-Packard Co.	5.500%	3/1/18	7,325	8,378
Hewlett-Packard Co.	3.750%	12/1/20	7,550	7,521
Hewlett-Packard Co.	4.375%	9/15/21	3,000	3,066
Hewlett-Packard Co.	4.650%	12/9/21	4,375	4,569
Hewlett-Packard Co.	4.050%	9/15/22	6,802	6,761
Hewlett-Packard Co.	6.000%	9/15/41	8,090	8,790
HP Enterprise Services LLC	6.000%	8/1/13	1,775	1,887
Intel Corp.	1.950%	10/1/16	5,200	5,347
Intel Corp.	3.300%	10/1/21	2,000	2,061
Intel Corp.	4.800%	10/1/41	9,870	10,419
International Business Machines Corp.	2.100%	5/6/13	850	865
International Business Machines Corp.	7.500%	6/15/13	1,200	1,298
International Business Machines Corp.	1.000%	8/5/13	6,425	6,470
International Business Machines Corp.	6.500%	10/15/13	2,875	3,128
International Business Machines Corp.	0.875%	10/31/14	4,375	4,392
International Business Machines Corp.	0.550%	2/6/15	1,200	1,189
International Business Machines Corp.	2.000%	1/5/16	8,425	8,669
International Business Machines Corp.	1.950%	7/22/16	8,175	8,373
International Business Machines Corp.	1.250%	2/6/17	8,600	8,508
International Business Machines Corp.	5.700%	9/14/17	19,200	22,991
International Business Machines Corp.	2.900%	11/1/21	1,950	1,973
International Business Machines Corp.	7.000%	10/30/25	4,850	6,514
International Business Machines Corp.	6.220%	8/1/27	1,975	2,507
International Business Machines Corp.	6.500%	1/15/28	100	129
International Business Machines Corp.	5.875%	11/29/32	225	282
International Business Machines Corp.	5.600%	11/30/39	7,200	8,760

Intuit Inc.	5.750%	3/15/17	575	662
Juniper Networks Inc.	3.100%	3/15/16	1,000	1,033
Juniper Networks Inc.	4.600%	3/15/21	900	955
Juniper Networks Inc.	5.950%	3/15/41	1,000	1,125
KLA-Tencor Corp.	6.900%	5/1/18	1,350	1,609
Lexmark International Inc.	5.900%	6/1/13	925	964
Lexmark International Inc.	6.650%	6/1/18	1,700	1,936
Maxim Integrated Products Inc.	3.450%	6/14/13	700	720
Microsoft Corp.	0.875%	9/27/13	2,960	2,983
Microsoft Corp.	2.950%	6/1/14	3,240	3,403
Microsoft Corp.	1.625%	9/25/15	2,800	2,885
Microsoft Corp.	4.200%	6/1/19	965	1,097
Microsoft Corp.	3.000%	10/1/20	4,750	5,005
Microsoft Corp.	4.000%	2/8/21	3,950	4,424
Microsoft Corp.	5.200%	6/1/39	4,375	5,159
Microsoft Corp.	4.500%	10/1/40	3,135	3,334
Microsoft Corp.	5.300%	2/8/41	2,500	2,991
Nokia Oyj	5.375%	5/15/19	6,600	6,486
Nokia Oyj	6.625%	5/15/39	8,840	8,460
Oracle Corp.	4.950%	4/15/13	4,215	4,410
Oracle Corp.	3.750%	7/8/14	2,850	3,051
Oracle Corp.	5.250%	1/15/16	13,250	15,186
Oracle Corp.	5.750%	4/15/18	6,910	8,380
Oracle Corp.	5.000%	7/8/19	5,500	6,419
Oracle Corp.	3.875%	7/15/20	3,300	3,616
Oracle Corp.	6.500%	4/15/38	2,900	3,731
Oracle Corp.	6.125%	7/8/39	5,855	7,235
Oracle Corp.	5.375%	7/15/40	9,597	11,001
Pitney Bowes Inc.	3.875%	6/15/13	1,325	1,367
Pitney Bowes Inc.	4.875%	8/15/14	690	732
Pitney Bowes Inc.	4.750%	1/15/16	4,475	4,707
Pitney Bowes Inc.	5.750%	9/15/17	950	1,000
Pitney Bowes Inc.	5.250%	1/15/37	1,975	1,935
SAIC Inc.	4.450%	12/1/20	2,660	2,796
SAIC Inc.	5.950%	12/1/40	800	848
Science Applications International Corp.	5.500%	7/1/33	250	254
Symantec Corp.	2.750%	9/15/15	2,300	2,388
Texas Instruments Inc.	1.375%	5/15/14	690	701
Texas Instruments Inc.	2.375%	5/16/16	4,675	4,880
Tyco Electronics Group SA	6.550%	10/1/17	4,491	5,313
Tyco Electronics Group SA	4.875%	1/15/21	4,500	4,854
Tyco Electronics Group SA	7.125%	10/1/37	4,575	5,804
Xerox Corp.	8.250%	5/15/14	7,550	8,527
Xerox Corp.	4.250%	2/15/15	4,280	4,547
Xerox Corp.	6.400%	3/15/16	1,525	1,739
Xerox Corp.	6.750%	2/1/17	2,750	3,179
Xerox Corp.	2.950%	3/15/17	3,425	3,466
Xerox Corp.	6.350%	5/15/18	6,045	7,011
Xerox Corp.	5.625%	12/15/19	1,165	1,296
Xerox Corp.	4.500%	5/15/21	3,765	3,869

Transportation (0.4%)
4 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	1/31/21	437	452
4 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	975	1,027

4 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	1,460	1,584
Burlington Northern Santa Fe LLC	5.650%	5/1/17	1,025	1,191
Burlington Northern Santa Fe LLC	5.750%	3/15/18	850	1,010
Burlington Northern Santa Fe LLC	3.600%	9/1/20	750	775
Burlington Northern Santa Fe LLC	4.100%	6/1/21	590	630
Burlington Northern Santa Fe LLC	3.450%	9/15/21	10,590	10,734
Burlington Northern Santa Fe LLC	3.050%	3/15/22	375	369
Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,700	2,198
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,300	1,547
Burlington Northern Santa Fe LLC	6.150%	5/1/37	4,150	4,955
Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,100	9,212
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,800	1,861
Burlington Northern Santa Fe LLC	4.400%	3/15/42	800	754
Canadian National Railway Co.	4.950%	1/15/14	125	134
Canadian National Railway Co.	5.800%	6/1/16	200	233
Canadian National Railway Co.	1.450%	12/15/16	200	199
Canadian National Railway Co.	5.850%	11/15/17	350	417
Canadian National Railway Co.	5.550%	3/1/19	5,385	6,432
Canadian National Railway Co.	2.850%	12/15/21	500	496
Canadian National Railway Co.	6.900%	7/15/28	100	134
Canadian National Railway Co.	6.250%	8/1/34	575	729
Canadian National Railway Co.	6.200%	6/1/36	1,375	1,739
Canadian Pacific Railway Co.	4.450%	3/15/23	2,375	2,433
Canadian Pacific Railway Co.	7.125%	10/15/31	200	234
Canadian Pacific Railway Co.	5.950%	5/15/37	3,660	3,801
Con-way Inc.	6.700%	5/1/34	2,475	2,337
4 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	9/15/17	1,888	1,987
4 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	302	328
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	1,112	1,243
4 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	1/12/21	4,904	5,118
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	5,750	5,664
CSX Corp.	5.500%	8/1/13	1,900	2,014
CSX Corp.	6.250%	4/1/15	1,325	1,527
CSX Corp.	7.900%	5/1/17	9,886	12,373
CSX Corp.	6.250%	3/15/18	3,875	4,643
CSX Corp.	7.375%	2/1/19	5,050	6,333
CSX Corp.	3.700%	10/30/20	8,765	9,011
CSX Corp.	4.250%	6/1/21	590	628
CSX Corp.	6.000%	10/1/36	1,675	1,908
CSX Corp.	6.150%	5/1/37	900	1,039
CSX Corp.	6.220%	4/30/40	2,614	3,088
CSX Corp.	4.750%	5/30/42	590	567
CSX Corp.	4.400%	3/1/43	525	487
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	8/10/22	2,860	3,125
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	6,005	6,845
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	1,716	1,814
FedEx Corp.	8.000%	1/15/19	175	227
JB Hunt Transport Services Inc.	3.375%	9/15/15	3,800	3,927

Norfolk Southern Corp.	5.257%	9/17/14	1,845	2,037
Norfolk Southern Corp.	5.750%	1/15/16	2,825	3,259
Norfolk Southern Corp.	7.700%	5/15/17	1,525	1,924
Norfolk Southern Corp.	5.750%	4/1/18	875	1,035
Norfolk Southern Corp.	5.900%	6/15/19	2,765	3,286
Norfolk Southern Corp.	3.000%	4/1/22	2,400	2,359
Norfolk Southern Corp.	5.590%	5/17/25	100	116
Norfolk Southern Corp.	7.800%	5/15/27	1,280	1,758
Norfolk Southern Corp.	5.640%	5/17/29	525	602
6 Norfolk Southern Corp.	4.837%	10/1/41	4,673	4,828
Norfolk Southern Corp.	6.000%	5/23/11	9,325	10,357
Norfolk Southern Railway Co.	9.750%	6/15/20	775	1,094
4 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	11/1/19	403	425
Ryder System Inc.	5.850%	3/1/14	600	647
Ryder System Inc.	3.150%	3/2/15	4,840	5,015
Ryder System Inc.	7.200%	9/1/15	1,250	1,456
Ryder System Inc.	3.600%	3/1/16	2,060	2,149
Ryder System Inc.	5.850%	11/1/16	6,075	6,905
Southwest Airlines Co.	5.250%	10/1/14	260	279
Southwest Airlines Co.	5.750%	12/15/16	1,125	1,240
Southwest Airlines Co.	5.125%	3/1/17	250	273
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	755	861
4 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	1,428	1,635
Union Pacific Corp.	6.125%	2/15/20	350	426
Union Pacific Corp.	4.000%	2/1/21	4,325	4,595
Union Pacific Corp.	4.163%	7/15/22	4,740	5,106
Union Pacific Corp.	7.125%	2/1/28	1,605	2,066
Union Pacific Corp.	6.625%	2/1/29	400	503
Union Pacific Corp.	5.780%	7/15/40	900	1,062
Union Pacific Corp.	4.750%	9/15/41	3,025	3,088
4 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	418	482
United Parcel Service Inc.	3.875%	4/1/14	3,550	3,774
United Parcel Service Inc.	5.500%	1/15/18	2,200	2,636
United Parcel Service Inc.	5.125%	4/1/19	1,875	2,236
United Parcel Service Inc.	3.125%	1/15/21	13,900	14,490
United Parcel Service Inc.	6.200%	1/15/38	2,385	3,092
				6,291,151
Utilities (2.4%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	2,952	3,663
Alabama Power Co.	6.125%	5/15/38	1,000	1,252
Alabama Power Co.	5.200%	6/1/41	3,300	3,749
Alabama Power Co.	4.100%	1/15/42	5,125	4,904
Ameren Illinois Co.	6.125%	11/15/17	550	642
Ameren Illinois Co.	6.250%	4/1/18	1,275	1,495
Appalachian Power Co.	3.400%	5/24/15	1,300	1,367
Appalachian Power Co.	4.600%	3/30/21	6,500	7,089
Appalachian Power Co.	5.800%	10/1/35	250	285
Appalachian Power Co.	7.000%	4/1/38	515	663
Arizona Public Service Co.	5.800%	6/30/14	100	110
Arizona Public Service Co.	4.650%	5/15/15	400	438
Arizona Public Service Co.	5.500%	9/1/35	2,100	2,334
Arizona Public Service Co.	4.500%	4/1/42	4,525	4,408
Atlantic City Electric Co.	7.750%	11/15/18	2,700	3,511

Baltimore Gas & Electric Co.	5.900%	10/1/16	100	116
Baltimore Gas & Electric Co.	3.500%	11/15/21	5,600	5,663
Baltimore Gas & Electric Co.	6.350%	10/1/36	200	246
Carolina Power & Light Co.	5.125%	9/15/13	1,825	1,941
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	100	108
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	1,350	1,504
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	131
CenterPoint Energy Inc.	6.500%	5/1/18	150	177
Cleco Power LLC	6.000%	12/1/40	1,600	1,787
Cleveland Electric Illuminating Co.	5.700%	4/1/17	4,203	4,730
Cleveland Electric Illuminating Co.	7.880%	11/1/17	425	530
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,125	1,280
Commonwealth Edison Co.	5.950%	8/15/16	2,975	3,503
Commonwealth Edison Co.	1.950%	9/1/16	885	897
Commonwealth Edison Co.	6.150%	9/15/17	15,207	18,276
Commonwealth Edison Co.	5.800%	3/15/18	4,635	5,538
Commonwealth Edison Co.	4.000%	8/1/20	5,000	5,396
Commonwealth Edison Co.	5.875%	2/1/33	100	120
Commonwealth Edison Co.	5.900%	3/15/36	875	1,056
Commonwealth Edison Co.	6.450%	1/15/38	3,020	3,891
Connecticut Light & Power Co.	6.350%	6/1/36	2,225	2,805
Consolidated Edison Co. of New York Inc.	5.550%	4/1/14	335	366
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	3,213	3,687
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	2,225	2,593
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,000	6,225
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	550	620
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	3,615	4,393
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,878	2,385
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	300	407
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,460	6,672
Consolidated Natural Gas Co.	5.000%	12/1/14	4,660	5,122
Constellation Energy Group Inc.	4.550%	6/15/15	4,750	5,142
Constellation Energy Group Inc.	5.150%	12/1/20	3,705	4,068
Constellation Energy Group Inc.	7.600%	4/1/32	700	905
Consumers Energy Co.	5.375%	4/15/13	1,250	1,310
Consumers Energy Co.	5.500%	8/15/16	800	917
Consumers Energy Co.	6.125%	3/15/19	125	150
Consumers Energy Co.	6.700%	9/15/19	3,960	4,979
Detroit Edison Co.	3.450%	10/1/20	7,005	7,298
Detroit Edison Co.	5.700%	10/1/37	425	504
Dominion Resources Inc.	5.150%	7/15/15	5,600	6,302
Dominion Resources Inc.	2.250%	9/1/15	2,782	2,882
Dominion Resources Inc.	1.950%	8/15/16	2,150	2,176
Dominion Resources Inc.	5.600%	11/15/16	670	781
Dominion Resources Inc.	6.000%	11/30/17	1,750	2,097
Dominion Resources Inc.	6.400%	6/15/18	300	367
Dominion Resources Inc.	5.200%	8/15/19	300	346
Dominion Resources Inc.	6.300%	3/15/33	350	419
Dominion Resources Inc.	5.250%	8/1/33	825	913
Dominion Resources Inc.	5.950%	6/15/35	2,375	2,829
Dominion Resources Inc.	7.000%	6/15/38	605	818
Dominion Resources Inc.	4.900%	8/1/41	4,075	4,251
4 Dominion Resources Inc.	7.500%	6/30/66	950	998
DTE Energy Co.	6.375%	4/15/33	100	122
Duke Energy Carolinas LLC	5.750%	11/15/13	100	108
Duke Energy Carolinas LLC	5.100%	4/15/18	2,000	2,348
Duke Energy Carolinas LLC	4.300%	6/15/20	2,500	2,794

Duke Energy Carolinas LLC	3.900%	6/15/21	5,068	5,444
Duke Energy Carolinas LLC	6.000%	12/1/28	2,994	3,528
Duke Energy Carolinas LLC	6.450%	10/15/32	825	1,025
Duke Energy Carolinas LLC	6.100%	6/1/37	2,225	2,735
Duke Energy Carolinas LLC	6.000%	1/15/38	200	251
Duke Energy Carolinas LLC	6.050%	4/15/38	775	981
Duke Energy Carolinas LLC	5.300%	2/15/40	5,290	6,154
Duke Energy Carolinas LLC	4.250%	12/15/41	1,850	1,850
Duke Energy Corp.	5.650%	6/15/13	1,325	1,399
Duke Energy Corp.	3.950%	9/15/14	4,350	4,645
Duke Energy Corp.	3.350%	4/1/15	4,650	4,922
Duke Energy Corp.	2.150%	11/15/16	925	943
Duke Energy Corp.	5.050%	9/15/19	3,775	4,296
Duke Energy Indiana Inc.	5.000%	9/15/13	275	290
Duke Energy Indiana Inc.	6.050%	6/15/16	1,600	1,858
Duke Energy Indiana Inc.	3.750%	7/15/20	2,500	2,644
Duke Energy Indiana Inc.	6.120%	10/15/35	325	370
Duke Energy Indiana Inc.	6.350%	8/15/38	2,675	3,454
Duke Energy Indiana Inc.	4.200%	3/15/42	1,000	977
Duke Energy Ohio Inc.	2.100%	6/15/13	675	687
Edison International	3.750%	9/15/17	1,690	1,764
El Paso Electric Co.	6.000%	5/15/35	600	664
Empresa Nacional de Electricidad SA	8.350%	8/1/13	625	673
Entergy Arkansas Inc.	3.750%	2/15/21	3,350	3,439
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	675	696
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,670	1,873
Entergy Louisiana LLC	1.875%	12/15/14	850	870
Entergy Louisiana LLC	5.400%	11/1/24	450	523
Exelon Corp.	4.900%	6/15/15	1,400	1,530
Exelon Corp.	5.625%	6/15/35	200	216
Exelon Generation Co. LLC	6.200%	10/1/17	295	346
Exelon Generation Co. LLC	4.000%	10/1/20	6,800	6,977
FirstEnergy Corp.	7.375%	11/15/31	8,715	10,697
FirstEnergy Solutions Corp.	4.800%	2/15/15	3,500	3,784
Florida Power & Light Co.	5.550%	11/1/17	2,675	3,216
Florida Power & Light Co.	5.950%	10/1/33	225	279
Florida Power & Light Co.	5.625%	4/1/34	2,160	2,579
Florida Power & Light Co.	4.950%	6/1/35	250	275
Florida Power & Light Co.	5.400%	9/1/35	425	496
Florida Power & Light Co.	6.200%	6/1/36	1,050	1,344
Florida Power & Light Co.	5.650%	2/1/37	725	867
Florida Power & Light Co.	5.850%	5/1/37	1,265	1,573
Florida Power & Light Co.	5.950%	2/1/38	3,100	3,916
Florida Power & Light Co.	5.960%	4/1/39	6,100	7,755
Florida Power & Light Co.	5.690%	3/1/40	425	518
Florida Power & Light Co.	5.250%	2/1/41	500	586
Florida Power & Light Co.	4.125%	2/1/42	6,250	6,160
Florida Power Corp.	5.100%	12/1/15	590	670
Florida Power Corp.	5.650%	6/15/18	1,175	1,414
Florida Power Corp.	6.350%	9/15/37	1,375	1,781
Florida Power Corp.	6.400%	6/15/38	9,400	12,272
Florida Power Corp.	5.650%	4/1/40	3,500	4,169
Georgia Power Co.	3.000%	4/15/16	6,625	7,015
Georgia Power Co.	5.700%	6/1/17	2,525	3,014
Georgia Power Co.	5.650%	3/1/37	100	116
Georgia Power Co.	5.400%	6/1/40	1,575	1,792
Georgia Power Co.	4.300%	3/15/42	4,725	4,647

Great Plains Energy Inc.	2.750%	8/15/13	1,475	1,504
Great Plains Energy Inc.	5.292%	6/15/22	5,650	6,041
Iberdrola International BV	6.750%	7/15/36	4,285	4,630
Indiana Michigan Power Co.	7.000%	3/15/19	550	670
Indiana Michigan Power Co.	6.050%	3/15/37	2,850	3,248
4 Integrys Energy Group Inc.	6.110%	12/1/66	1,600	1,600
Interstate Power & Light Co.	6.250%	7/15/39	925	1,163
Jersey Central Power & Light Co.	5.625%	5/1/16	2,525	2,822
Jersey Central Power & Light Co.	5.650%	6/1/17	775	890
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	1,500	1,554
Kansas City Power & Light Co.	6.050%	11/15/35	525	596
Kansas City Power & Light Co.	5.300%	10/1/41	2,545	2,691
4 Kansas Gas & Electric Co.	5.647%	3/29/21	83	90
Kentucky Utilities Co.	1.625%	11/1/15	2,795	2,845
Kentucky Utilities Co.	3.250%	11/1/20	4,775	4,915
Kentucky Utilities Co.	5.125%	11/1/40	3,575	4,052
LG&E and KU Energy LLC	2.125%	11/15/15	1,350	1,354
LG&E and KU Energy LLC	3.750%	11/15/20	1,600	1,596
Louisville Gas & Electric Co.	1.625%	11/15/15	4,875	4,966
Louisville Gas & Electric Co.	5.125%	11/15/40	825	935
Metropolitan Edison Co.	7.700%	1/15/19	1,348	1,679
MidAmerican Energy Co.	5.950%	7/15/17	2,810	3,336
MidAmerican Energy Co.	5.300%	3/15/18	100	117
MidAmerican Energy Co.	6.750%	12/30/31	4,150	5,350
MidAmerican Energy Co.	5.750%	11/1/35	1,575	1,844
MidAmerican Energy Holdings Co.	5.000%	2/15/14	425	457
MidAmerican Energy Holdings Co.	5.750%	4/1/18	4,255	5,013
MidAmerican Energy Holdings Co.	8.480%	9/15/28	100	141
MidAmerican Energy Holdings Co.	6.125%	4/1/36	9,725	11,550
MidAmerican Energy Holdings Co.	5.950%	5/15/37	8,042	9,423
MidAmerican Energy Holdings Co.	6.500%	9/15/37	8,230	10,302
Mississippi Power Co.	4.250%	3/15/42	1,450	1,428
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	2,610	2,766
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	3,375	3,624
National Rural Utilities Cooperative Finance
Corp.	1.000%	2/2/15	6,550	6,567
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	2,950	3,117
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	175	203
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,525	1,781
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	3,500	5,056
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	6,010	5,964
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	2,225	3,075
Nevada Power Co.	6.500%	5/15/18	1,290	1,578
Nevada Power Co.	6.500%	8/1/18	7,270	8,971
Nevada Power Co.	7.125%	3/15/19	4,150	5,198
Nevada Power Co.	6.650%	4/1/36	590	754
Nevada Power Co.	6.750%	7/1/37	325	419
Nevada Power Co.	5.375%	9/15/40	400	451
Nevada Power Co.	5.450%	5/15/41	500	565

NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	3,725	3,905
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	2,375	2,417
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	350	358
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	2,000	2,406
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	3,613	4,211
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	885	938
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,075	2,117
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,503	1,541
Northern States Power Co.	1.950%	8/15/15	425	438
Northern States Power Co.	5.250%	3/1/18	625	735
Northern States Power Co.	5.250%	7/15/35	100	116
Northern States Power Co.	6.250%	6/1/36	525	691
Northern States Power Co.	6.200%	7/1/37	1,475	1,918
Northern States Power Co.	5.350%	11/1/39	1,325	1,558
Northern States Power Co.	4.850%	8/15/40	950	1,045
NSTAR	4.500%	11/15/19	8,482	9,359
NSTAR Electric Co.	4.875%	4/15/14	625	674
NSTAR Electric Co.	5.625%	11/15/17	2,060	2,445
NSTAR Electric Co.	5.500%	3/15/40	1,250	1,468
Oglethorpe Power Corp.	5.950%	11/1/39	600	730
Oglethorpe Power Corp.	5.375%	11/1/40	3,345	3,744
Ohio Edison Co.	6.400%	7/15/16	1,275	1,461
Ohio Power Co.	5.750%	9/1/13	2,025	2,159
Ohio Power Co.	6.000%	6/1/16	1,520	1,744
Ohio Power Co.	5.375%	10/1/21	3,000	3,432
Ohio Power Co.	5.850%	10/1/35	1,750	2,018
Oklahoma Gas & Electric Co.	5.850%	6/1/40	1,200	1,444
Oklahoma Gas & Electric Co.	5.250%	5/15/41	1,250	1,393
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,800	5,113
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,150	2,434
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,170	3,830
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,900	3,567
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,000	1,202
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	188
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,800	2,269
Pacific Gas & Electric Co.	4.800%	3/1/14	6,370	6,852
Pacific Gas & Electric Co.	5.625%	11/30/17	7,376	8,786
Pacific Gas & Electric Co.	8.250%	10/15/18	4,105	5,481
Pacific Gas & Electric Co.	3.500%	10/1/20	3,590	3,718
Pacific Gas & Electric Co.	4.250%	5/15/21	4,400	4,773
Pacific Gas & Electric Co.	6.050%	3/1/34	11,165	13,526
Pacific Gas & Electric Co.	5.800%	3/1/37	3,105	3,685
Pacific Gas & Electric Co.	6.350%	2/15/38	4,000	5,067
Pacific Gas & Electric Co.	6.250%	3/1/39	2,673	3,384
Pacific Gas & Electric Co.	5.400%	1/15/40	1,950	2,213
PacifiCorp	7.700%	11/15/31	1,185	1,693
PacifiCorp	5.250%	6/15/35	125	140
PacifiCorp	5.750%	4/1/37	590	701
PacifiCorp	4.100%	2/1/42	1,600	1,539
Peco Energy Co.	5.350%	3/1/18	575	679
Pennsylvania Electric Co.	6.050%	9/1/17	2,138	2,481
Pennsylvania Electric Co.	5.200%	4/1/20	5,045	5,448
Pennsylvania Electric Co.	6.150%	10/1/38	2,250	2,570
Pepco Holdings Inc.	2.700%	10/1/15	295	300
Potomac Electric Power Co.	6.500%	11/15/37	7,193	9,622
PPL Electric Utilities Corp.	3.000%	9/15/21	590	592
PPL Electric Utilities Corp.	6.250%	5/15/39	1,075	1,396

PPL Energy Supply LLC	6.300%	7/15/13	1,000	1,064
PPL Energy Supply LLC	5.400%	8/15/14	200	216
PPL Energy Supply LLC	6.200%	5/15/16	3,149	3,572
PPL Energy Supply LLC	6.500%	5/1/18	525	605
Progress Energy Inc.	6.050%	3/15/14	625	685
Progress Energy Inc.	5.625%	1/15/16	2,795	3,186
Progress Energy Inc.	4.400%	1/15/21	5,186	5,671
Progress Energy Inc.	3.150%	4/1/22	4,800	4,698
Progress Energy Inc.	7.750%	3/1/31	625	856
Progress Energy Inc.	6.000%	12/1/39	590	703
PSEG Power LLC	2.500%	4/15/13	2,100	2,137
PSEG Power LLC	5.000%	4/1/14	2,425	2,588
PSEG Power LLC	5.500%	12/1/15	3,125	3,510
PSEG Power LLC	5.320%	9/15/16	885	986
PSEG Power LLC	5.125%	4/15/20	540	592
PSEG Power LLC	4.150%	9/15/21	1,100	1,137
PSEG Power LLC	8.625%	4/15/31	975	1,382
Public Service Co. of Colorado	5.500%	4/1/14	175	191
Public Service Co. of Colorado	5.800%	8/1/18	425	509
Public Service Co. of Colorado	5.125%	6/1/19	3,925	4,562
Public Service Co. of Colorado	3.200%	11/15/20	5,900	6,102
Public Service Co. of Colorado	6.250%	9/1/37	475	618
Public Service Co. of Oklahoma	5.150%	12/1/19	650	732
Public Service Co. of Oklahoma	4.400%	2/1/21	2,585	2,793
Public Service Co. of Oklahoma	6.625%	11/15/37	1,550	1,919
Public Service Electric & Gas Co.	3.500%	8/15/20	625	662
Public Service Electric & Gas Co.	5.800%	5/1/37	3,275	4,054
Public Service Electric & Gas Co.	5.500%	3/1/40	2,725	3,274
Puget Sound Energy Inc.	5.483%	6/1/35	1,350	1,527
Puget Sound Energy Inc.	6.274%	3/15/37	1,525	1,912
Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,661
Puget Sound Energy Inc.	5.795%	3/15/40	660	788
Puget Sound Energy Inc.	5.764%	7/15/40	600	725
Puget Sound Energy Inc.	4.434%	11/15/41	4,800	4,835
San Diego Gas & Electric Co.	5.300%	11/15/15	650	745
San Diego Gas & Electric Co.	3.000%	8/15/21	4,350	4,450
San Diego Gas & Electric Co.	5.350%	5/15/35	250	292
San Diego Gas & Electric Co.	5.350%	5/15/40	2,000	2,359
San Diego Gas & Electric Co.	4.500%	8/15/40	3,295	3,470
San Diego Gas & Electric Co.	3.950%	11/15/41	400	386
SCANA Corp.	6.250%	4/1/20	4,455	5,079
SCANA Corp.	4.750%	5/15/21	1,795	1,884
Sierra Pacific Power Co.	6.000%	5/15/16	4,050	4,687
Sierra Pacific Power Co.	6.750%	7/1/37	1,450	1,882
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,275	2,804
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,525	3,182
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,550	1,898
Southern California Edison Co.	5.000%	1/15/14	2,725	2,935
Southern California Edison Co.	5.750%	3/15/14	700	767
Southern California Edison Co.	4.650%	4/1/15	425	468
Southern California Edison Co.	5.000%	1/15/16	1,025	1,159
Southern California Edison Co.	3.875%	6/1/21	2,000	2,167
Southern California Edison Co.	6.650%	4/1/29	150	191
Southern California Edison Co.	6.000%	1/15/34	1,000	1,245
Southern California Edison Co.	5.750%	4/1/35	325	396
Southern California Edison Co.	5.350%	7/15/35	4,185	4,855
Southern California Edison Co.	5.550%	1/15/36	500	596

Southern California Edison Co.	5.625%	2/1/36	1,875	2,234
Southern California Edison Co.	5.950%	2/1/38	2,800	3,496
Southern California Edison Co.	4.500%	9/1/40	10,307	10,644
Southern California Edison Co.	4.050%	3/15/42	1,575	1,512
Southern Co.	2.375%	9/15/15	2,850	2,958
Southern Co.	1.950%	9/1/16	590	600
Southern Power Co.	4.875%	7/15/15	2,125	2,339
Southern Power Co.	5.150%	9/15/41	6,640	6,994
Southwestern Electric Power Co.	5.550%	1/15/17	100	112
Southwestern Electric Power Co.	6.450%	1/15/19	4,763	5,654
Tampa Electric Co.	6.100%	5/15/18	475	572
Tampa Electric Co.	6.550%	5/15/36	1,075	1,411
TECO Finance Inc.	4.000%	3/15/16	1,100	1,180
TECO Finance Inc.	6.572%	11/1/17	470	558
TECO Finance Inc.	5.150%	3/15/20	6,000	6,611
Toledo Edison Co.	6.150%	5/15/37	275	322
TransAlta Corp.	4.750%	1/15/15	400	427
TransAlta Corp.	6.650%	5/15/18	425	492
Tucson Electric Power Co.	5.150%	11/15/21	1,045	1,101
UIL Holdings Corp.	4.625%	10/1/20	1,000	1,011
Union Electric Co.	6.700%	2/1/19	3,232	3,965
Union Electric Co.	5.100%	10/1/19	350	395
Union Electric Co.	5.300%	8/1/37	2,919	3,333
Union Electric Co.	8.450%	3/15/39	2,300	3,538
Virginia Electric and Power Co.	5.400%	1/15/16	5,250	6,019
Virginia Electric and Power Co.	2.950%	1/15/22	2,025	2,012
Virginia Electric and Power Co.	3.450%	9/1/22	8,000	8,246
Virginia Electric and Power Co.	6.000%	1/15/36	1,575	1,955
Virginia Electric and Power Co.	8.875%	11/15/38	900	1,433
Westar Energy Inc.	4.125%	3/1/42	2,375	2,282
Wisconsin Electric Power Co.	6.000%	4/1/14	825	911
Wisconsin Electric Power Co.	4.250%	12/15/19	2,650	2,939
Wisconsin Electric Power Co.	2.950%	9/15/21	3,915	3,931
Wisconsin Electric Power Co.	5.625%	5/15/33	325	386
Wisconsin Electric Power Co.	5.700%	12/1/36	200	244
4 Wisconsin Energy Corp.	6.250%	5/15/67	5,325	5,485
Wisconsin Power & Light Co.	5.000%	7/15/19	475	544
Wisconsin Power & Light Co.	6.375%	8/15/37	1,400	1,815
Xcel Energy Inc.	5.613%	4/1/17	275	317
Xcel Energy Inc.	4.700%	5/15/20	7,095	7,908
Xcel Energy Inc.	6.500%	7/1/36	4,215	5,235

Natural Gas (0.8%)
AGL Capital Corp.	5.250%	8/15/19	1,600	1,811
AGL Capital Corp.	3.500%	9/15/21	650	651
AGL Capital Corp.	5.875%	3/15/41	1,200	1,405
Atmos Energy Corp.	4.950%	10/15/14	2,125	2,312
Atmos Energy Corp.	8.500%	3/15/19	450	589
Atmos Energy Corp.	5.500%	6/15/41	7,300	8,324
Boardwalk Pipelines LP	5.500%	2/1/17	925	1,016
British Transco Finance Inc.	6.625%	6/1/18	3,175	3,808
Buckeye Partners LP	6.050%	1/15/18	100	113
CenterPoint Energy Resources Corp.	6.150%	5/1/16	970	1,126
CenterPoint Energy Resources Corp.	4.500%	1/15/21	2,501	2,665
CenterPoint Energy Resources Corp.	6.625%	11/1/37	2,300	2,739
CenterPoint Energy Resources Corp.	5.850%	1/15/41	625	710
DCP Midstream LLC	8.125%	8/16/30	175	220

DCP Midstream Operating LP	3.250%	10/1/15	1,200	1,212
DCP Midstream Operating LP	4.950%	4/1/22	1,000	1,005
El Paso Natural Gas Co.	5.950%	4/15/17	11,365	12,540
Enbridge Energy Partners LP	6.500%	4/15/18	3,625	4,385
Enbridge Energy Partners LP	9.875%	3/1/19	5,180	6,889
Enbridge Energy Partners LP	5.200%	3/15/20	525	584
Enbridge Energy Partners LP	7.500%	4/15/38	3,980	5,102
Enbridge Inc.	4.900%	3/1/15	800	868
Enbridge Inc.	5.600%	4/1/17	2,160	2,467
Energy Transfer Partners LP	8.500%	4/15/14	4,713	5,323
Energy Transfer Partners LP	5.950%	2/1/15	5,370	5,897
Energy Transfer Partners LP	6.125%	2/15/17	4,970	5,577
Energy Transfer Partners LP	9.000%	4/15/19	1,679	2,087
Energy Transfer Partners LP	4.650%	6/1/21	705	718
Energy Transfer Partners LP	5.200%	2/1/22	2,135	2,238
Energy Transfer Partners LP	6.625%	10/15/36	750	779
Energy Transfer Partners LP	7.500%	7/1/38	7,257	8,215
Energy Transfer Partners LP	6.050%	6/1/41	5,000	5,027
Energy Transfer Partners LP	6.500%	2/1/42	10,115	10,667
7 Enron Corp.	7.625%	9/10/04	400	—
7 Enron Corp.	6.625%	11/15/05	300	—
7 Enron Corp.	7.125%	5/15/07	1,800	—
7 Enron Corp.	6.875%	10/15/07	1,800	—
7 Enron Corp.	6.750%	8/1/09	1,300	—
Enterprise Products Operating LLC	5.650%	4/1/13	950	993
Enterprise Products Operating LLC	5.900%	4/15/13	625	654
Enterprise Products Operating LLC	9.750%	1/31/14	7,325	8,404
Enterprise Products Operating LLC	5.600%	10/15/14	9,615	10,616
Enterprise Products Operating LLC	6.300%	9/15/17	4,850	5,716
Enterprise Products Operating LLC	6.650%	4/15/18	975	1,166
Enterprise Products Operating LLC	6.500%	1/31/19	1,750	2,069
Enterprise Products Operating LLC	6.875%	3/1/33	5,398	6,480
Enterprise Products Operating LLC	7.550%	4/15/38	3,130	4,013
Enterprise Products Operating LLC	5.950%	2/1/41	2,105	2,319
7 HNG Internorth	9.625%	3/15/06	1,000	—
KeySpan Corp.	8.000%	11/15/30	50	67
Kinder Morgan Energy Partners LP	5.000%	12/15/13	5,800	6,158
Kinder Morgan Energy Partners LP	5.125%	11/15/14	3,250	3,558
Kinder Morgan Energy Partners LP	3.500%	3/1/16	4,085	4,294
Kinder Morgan Energy Partners LP	5.950%	2/15/18	3,300	3,847
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,127	6,538
Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,300	2,735
Kinder Morgan Energy Partners LP	5.300%	9/15/20	5,000	5,499
Kinder Morgan Energy Partners LP	3.950%	9/1/22	4,550	4,496
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,700	1,964
Kinder Morgan Energy Partners LP	6.500%	2/1/37	700	771
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,840	4,365
Kinder Morgan Energy Partners LP	6.500%	9/1/39	5,275	5,826
Kinder Morgan Energy Partners LP	5.625%	9/1/41	500	508
Magellan Midstream Partners LP	5.650%	10/15/16	3,910	4,456
Magellan Midstream Partners LP	6.550%	7/15/19	6,750	7,972
Magellan Midstream Partners LP	4.250%	2/1/21	3,950	4,106
National Grid plc	6.300%	8/1/16	2,450	2,832
Nisource Finance Corp.	5.400%	7/15/14	425	462
Nisource Finance Corp.	5.250%	9/15/17	650	723
Nisource Finance Corp.	6.400%	3/15/18	885	1,036
Nisource Finance Corp.	6.800%	1/15/19	4,250	5,027

Nisource Finance Corp.	5.450%	9/15/20	1,400	1,547
Nisource Finance Corp.	6.125%	3/1/22	11,745	13,643
Nisource Finance Corp.	6.250%	12/15/40	2,350	2,599
Nisource Finance Corp.	5.800%	2/1/42	75	80
NuStar Logistics LP	7.650%	4/15/18	2,700	3,195
ONEOK Inc.	5.200%	6/15/15	1,000	1,097
ONEOK Inc.	4.250%	2/1/22	1,250	1,265
ONEOK Inc.	6.000%	6/15/35	5,165	5,501
ONEOK Partners LP	3.250%	2/1/16	4,050	4,234
ONEOK Partners LP	6.150%	10/1/16	9,265	10,673
ONEOK Partners LP	8.625%	3/1/19	2,500	3,171
ONEOK Partners LP	6.650%	10/1/36	4,775	5,510
ONEOK Partners LP	6.850%	10/15/37	2,575	3,065
ONEOK Partners LP	6.125%	2/1/41	5,155	5,690
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	7,928	8,944
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	325	377
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,000	2,313
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	163
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	5,300	5,806
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	1,500	1,466
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	1,320	1,538
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	1,825	1,771
Questar Corp.	2.750%	2/1/16	2,075	2,117
Sempra Energy	6.500%	6/1/16	3,885	4,583
Sempra Energy	2.300%	4/1/17	175	177
Sempra Energy	9.800%	2/15/19	1,500	2,042
Sempra Energy	6.000%	10/15/39	10,810	12,894
Southern California Gas Co.	5.750%	11/15/35	400	488
6 Southern Natural Gas Co.	5.900%	4/1/17	1,950	2,208
Southern Natural Gas Co.	8.000%	3/1/32	2,299	2,842
Southern Natural Gas Co. / Southern Natural
Issuing Corp.	4.400%	6/15/21	7,465	7,674
Southern Union Co.	8.250%	11/15/29	400	477
Spectra Energy Capital LLC	5.500%	3/1/14	1,250	1,330
Spectra Energy Capital LLC	5.668%	8/15/14	100	108
Spectra Energy Capital LLC	8.000%	10/1/19	835	1,055
Spectra Energy Capital LLC	6.750%	2/15/32	725	817
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	3,236	3,748
Tennessee Gas Pipeline Co.	7.500%	4/1/17	720	851
Texas Eastern Transmission LP	7.000%	7/15/32	100	124
Texas Gas Transmission LLC	4.600%	6/1/15	1,275	1,357
TransCanada PipeLines Ltd.	4.000%	6/15/13	1,800	1,872
TransCanada PipeLines Ltd.	3.400%	6/1/15	4,000	4,277
TransCanada PipeLines Ltd.	6.500%	8/15/18	10,540	13,162
TransCanada PipeLines Ltd.	3.800%	10/1/20	6,140	6,610
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,400	1,590
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,675	3,153
TransCanada PipeLines Ltd.	6.200%	10/15/37	7,925	9,806
TransCanada PipeLines Ltd.	7.250%	8/15/38	300	406
TransCanada PipeLines Ltd.	7.625%	1/15/39	690	974
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	4,100	4,244

Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	295	343
Williams Partners LP	3.800%	2/15/15	1,200	1,275
Williams Partners LP	5.250%	3/15/20	7,901	8,725
Williams Partners LP	6.300%	4/15/40	10,650	12,317
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	13,250	15,940

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	2,425	2,808
American Water Capital Corp.	6.593%	10/15/37	1,875	2,169
United Utilities plc	5.375%	2/1/19	5,400	5,713
Veolia Environnement SA	6.000%	6/1/18	6,000	6,726

				1,332,322
Total Corporate Bonds (Cost $10,762,172)				11,582,126
Sovereign Bonds (U.S. Dollar-Denominated) (4.6%)
African Development Bank	3.000%	5/27/14	9,560	10,003
African Development Bank	1.250%	9/2/16	3,100	3,103
African Development Bank	1.125%	3/15/17	3,700	3,662
Asian Development Bank	1.625%	7/15/13	6,625	6,729
Asian Development Bank	3.625%	9/5/13	7,400	7,702
Asian Development Bank	2.750%	5/21/14	8,875	9,288
Asian Development Bank	0.875%	6/10/14	500	504
Asian Development Bank	4.250%	10/20/14	3,550	3,853
Asian Development Bank	2.625%	2/9/15	20,005	21,113
Asian Development Bank	2.500%	3/15/16	11,150	11,765
Asian Development Bank	5.500%	6/27/16	5,450	6,444
Asian Development Bank	1.125%	3/15/17	21,275	21,261
Asian Development Bank	5.250%	6/12/17	100	119
Asian Development Bank	5.593%	7/16/18	1,700	2,055
Asian Development Bank	1.875%	10/23/18	5,120	5,206
Asian Development Bank	1.750%	3/21/19	1,400	1,402
Banco do Brasil SA	3.875%	1/23/17	1,650	1,693
China Development Bank Corp.	4.750%	10/8/14	2,625	2,778
China Development Bank Corp.	5.000%	10/15/15	525	578
Corp. Andina de Fomento	5.200%	5/21/13	725	754
Corp. Andina de Fomento	5.125%	5/5/15	3,775	4,054
Corp. Andina de Fomento	3.750%	1/15/16	9,060	9,450
Corp. Andina de Fomento	5.750%	1/12/17	9,725	10,860
Corp. Andina de Fomento	8.125%	6/4/19	1,775	2,206
Council Of Europe Development Bank	2.750%	2/10/15	2,200	2,302
Council Of Europe Development Bank	2.625%	2/16/16	4,240	4,449
Council Of Europe Development Bank	1.500%	2/22/17	6,000	5,933
8 Development Bank of Japan	4.250%	6/9/15	5,815	6,373
Ecopetrol SA	7.625%	7/23/19	1,725	2,146
European Bank for Reconstruction &
Development	2.750%	4/20/15	7,700	8,113
European Bank for Reconstruction &
Development	1.625%	9/3/15	1,800	1,845
European Bank for Reconstruction &
Development	2.500%	3/15/16	5,975	6,302
European Bank for Reconstruction &
Development	1.375%	10/20/16	4,735	4,776
European Investment Bank	3.250%	5/15/13	8,250	8,451
European Investment Bank	1.875%	6/17/13	6,500	6,591
European Investment Bank	4.250%	7/15/13	13,175	13,770

European Investment Bank	1.250%	9/17/13	12,275	12,382
European Investment Bank	1.250%	2/14/14	24,090	24,378
European Investment Bank	2.375%	3/14/14	9,400	9,695
European Investment Bank	1.500%	5/15/14	13,575	13,789
European Investment Bank	4.625%	5/15/14	11,075	11,974
European Investment Bank	3.125%	6/4/14	16,395	17,231
European Investment Bank	1.125%	8/15/14	12,900	13,014
European Investment Bank	0.875%	12/15/14	17,220	17,220
European Investment Bank	2.875%	1/15/15	7,875	8,288
European Investment Bank	2.750%	3/23/15	10,325	10,865
European Investment Bank	1.125%	4/15/15	26,000	26,129
European Investment Bank	1.625%	9/1/15	19,545	19,915
European Investment Bank	1.375%	10/20/15	4,545	4,587
European Investment Bank	4.875%	2/16/16	9,500	10,746
European Investment Bank	2.250%	3/15/16	18,400	19,014
European Investment Bank	2.500%	5/16/16	15,700	16,402
European Investment Bank	2.125%	7/15/16	6,000	6,185
European Investment Bank	5.125%	9/13/16	14,700	17,065
European Investment Bank	1.250%	10/14/16	6,650	6,605
European Investment Bank	4.875%	1/17/17	10,500	12,142
European Investment Bank	1.750%	3/15/17	35,100	35,440
European Investment Bank	5.125%	5/30/17	9,150	10,800
European Investment Bank	1.625%	6/15/17	1,000	999
European Investment Bank	2.875%	9/15/20	14,650	14,709
European Investment Bank	4.000%	2/16/21	8,575	9,363
European Investment Bank	4.875%	2/15/36	100	108
Export Development Canada	3.500%	5/16/13	4,650	4,814
Export Development Canada	3.125%	4/24/14	15,175	16,023
Export Development Canada	2.250%	5/28/15	1,550	1,624
Export Development Canada	1.250%	10/26/16	705	711
Export-Import Bank of Korea	8.125%	1/21/14	11,800	13,003
Export-Import Bank of Korea	5.875%	1/14/15	1,750	1,909
Export-Import Bank of Korea	5.125%	3/16/15	3,275	3,507
Export-Import Bank of Korea	4.125%	9/9/15	5,925	6,208
Export-Import Bank of Korea	3.750%	10/20/16	5,575	5,771
Export-Import Bank of Korea	4.000%	1/11/17	4,250	4,442
Export-Import Bank of Korea	5.125%	6/29/20	600	642
Export-Import Bank of Korea	4.000%	1/29/21	2,500	2,459
Export-Import Bank of Korea	5.000%	4/11/22	3,300	3,503
Federative Republic of Brazil	10.250%	6/17/13	800	889
Federative Republic of Brazil	10.500%	7/14/14	1,275	1,555
Federative Republic of Brazil	7.875%	3/7/15	4,875	5,811
Federative Republic of Brazil	6.000%	1/17/17	21,330	25,319
4 Federative Republic of Brazil	8.000%	1/15/18	6,650	7,947
Federative Republic of Brazil	5.875%	1/15/19	31,050	37,105
Federative Republic of Brazil	8.875%	10/14/19	3,600	5,067
Federative Republic of Brazil	4.875%	1/22/21	19,470	21,957
Federative Republic of Brazil	8.875%	4/15/24	1,525	2,329
Federative Republic of Brazil	8.750%	2/4/25	4,200	6,352
Federative Republic of Brazil	10.125%	5/15/27	4,200	6,987
Federative Republic of Brazil	8.250%	1/20/34	750	1,134
Federative Republic of Brazil	7.125%	1/20/37	11,425	15,514
Federative Republic of Brazil	11.000%	8/17/40	4,350	5,742
Federative Republic of Brazil	5.625%	1/7/41	26,250	30,292
Hydro Quebec	7.500%	4/1/16	3,650	4,523
Hydro Quebec	2.000%	6/30/16	10,000	10,276
Hydro Quebec	8.400%	1/15/22	3,040	4,301

Hydro Quebec	8.050%	7/7/24	1,350	1,938
Hydro Quebec	8.500%	12/1/29	100	155
Inter-American Development Bank	3.000%	4/22/14	19,725	20,730
Inter-American Development Bank	2.250%	7/15/15	9,625	10,089
Inter-American Development Bank	4.250%	9/14/15	3,450	3,828
Inter-American Development Bank	5.125%	9/13/16	100	117
Inter-American Development Bank	1.375%	10/18/16	9,810	9,930
Inter-American Development Bank	1.125%	3/15/17	10,650	10,629
Inter-American Development Bank	2.375%	8/15/17	5,100	5,346
Inter-American Development Bank	1.750%	8/24/18	6,795	6,833
Inter-American Development Bank	3.875%	9/17/19	16,750	19,080
Inter-American Development Bank	3.875%	2/14/20	2,300	2,599
Inter-American Development Bank	7.000%	6/15/25	1,125	1,555
International Bank for Reconstruction &
Development	1.750%	7/15/13	16,350	16,621
International Bank for Reconstruction &
Development	3.500%	10/8/13	7,410	7,744
International Bank for Reconstruction &
Development	0.500%	11/26/13	2,525	2,529
International Bank for Reconstruction &
Development	1.125%	8/25/14	10,275	10,428
International Bank for Reconstruction &
Development	2.375%	5/26/15	31,070	32,628
International Bank for Reconstruction &
Development	2.125%	3/15/16	20,450	21,331
International Bank for Reconstruction &
Development	5.000%	4/1/16	9,975	11,436
International Bank for Reconstruction &
Development	1.000%	9/15/16	5,995	5,975
International Bank for Reconstruction &
Development	0.875%	4/17/17	30,225	29,805
International Bank for Reconstruction &
Development	7.625%	1/19/23	950	1,356
International Bank for Reconstruction &
Development	8.875%	3/1/26	450	736
International Finance Corp.	3.500%	5/15/13	2,350	2,422
International Finance Corp.	3.000%	4/22/14	11,675	12,270
International Finance Corp.	2.750%	4/20/15	3,250	3,439
International Finance Corp.	2.250%	4/11/16	5,000	5,230
International Finance Corp.	1.125%	11/23/16	14,950	14,981
International Finance Corp.	2.125%	11/17/17	10,175	10,489
8 Japan Bank for International Cooperation	4.250%	6/18/13	4,800	4,985
8 Japan Bank for International Cooperation	2.875%	2/2/15	6,300	6,648
8 Japan Bank for International Cooperation	1.875%	9/24/15	6,065	6,211
8 Japan Bank for International Cooperation	2.500%	1/21/16	5,600	5,856
8 Japan Bank for International Cooperation	2.500%	5/18/16	6,200	6,455
8 Japan Bank for International Cooperation	2.250%	7/13/16	5,000	5,182
8 Japan Bank for International Cooperation	2.125%	2/7/19	5,000	4,936
8 Japan Finance Organization for Municipalities	4.625%	4/21/15	2,675	2,955
8 Japan Finance Organization for Municipalities	5.000%	5/16/17	1,600	1,848
8 Japan Finance Organization for Municipalities	4.000%	1/13/21	5,625	6,206
9 KFW	3.500%	5/16/13	4,000	4,132
9 KFW	1.375%	7/15/13	18,400	18,630
9 KFW	4.000%	10/15/13	7,500	7,886
9 KFW	1.375%	1/13/14	15,475	15,660
9 KFW	3.500%	3/10/14	300	316
9 KFW	1.500%	4/4/14	275	280

9	KFW	4.125%	10/15/14	575	625
9	KFW	2.750%	10/21/14	20,090	21,157
9	KFW	1.000%	1/12/15	29,825	29,981
9	KFW	2.625%	3/3/15	11,875	12,461
9	KFW	1.250%	10/26/15	15,400	15,503
9	KFW	2.625%	2/16/16	3,450	3,650
9	KFW	5.125%	3/14/16	14,000	16,082
9	KFW	2.000%	6/1/16	19,000	19,655
9	KFW	1.250%	10/5/16	15,230	15,198
9	KFW	4.875%	1/17/17	3,000	3,484
9	KFW	1.250%	2/15/17	29,000	28,825
9	KFW	4.375%	3/15/18	18,850	21,520
9	KFW	4.500%	7/16/18	6,425	7,419
9	KFW	4.875%	6/17/19	19,300	22,623
9	KFW	4.000%	1/27/20	5,500	6,157
9	KFW	2.750%	9/8/20	30,850	31,501
9	KFW	2.375%	8/25/21	9,590	9,394
9	KFW	0.000%	4/18/36	7,000	2,793
9	KFW	0.000%	6/29/37	5,450	2,077
	Korea Development Bank	5.750%	9/10/13	3,300	3,477
	Korea Development Bank	8.000%	1/23/14	3,150	3,463
	Korea Development Bank	4.375%	8/10/15	11,800	12,415
	Korea Development Bank	3.250%	3/9/16	1,180	1,193
	Korea Development Bank	4.000%	9/9/16	2,500	2,600
	Korea Development Bank	3.875%	5/4/17	2,500	2,578
	Korea Development Bank	3.500%	8/22/17	300	304
	Korea Electric Power Corp.	7.750%	4/1/13	2,200	2,309
	Korea Finance Corp.	3.250%	9/20/16	4,000	4,012
	Korea Finance Corp.	4.625%	11/16/21	4,000	4,110
9	Landwirtschaftliche Rentenbank	4.125%	7/15/13	3,045	3,165
9	Landwirtschaftliche Rentenbank	3.125%	7/15/15	6,605	7,067
9	Landwirtschaftliche Rentenbank	4.875%	11/16/15	10,650	12,109
9	Landwirtschaftliche Rentenbank	2.500%	2/15/16	7,220	7,563
9	Landwirtschaftliche Rentenbank	2.125%	7/15/16	175	180
9	Landwirtschaftliche Rentenbank	5.125%	2/1/17	2,700	3,150
9	Landwirtschaftliche Rentenbank	1.875%	9/17/18	5,600	5,542
	United Mexican States	3.625%	3/15/22	7,050	7,203
	Nordic Investment Bank	2.625%	10/6/14	4,000	4,181
	Nordic Investment Bank	2.500%	7/15/15	3,865	4,063
	Nordic Investment Bank	2.250%	3/15/16	4,250	4,417
	Nordic Investment Bank	5.000%	2/1/17	1,150	1,350
	Nordic Investment Bank	1.000%	3/7/17	2,250	2,236
	North American Development Bank	4.375%	2/11/20	975	1,072
[10] Oesterreichische Kontrollbank AG		1.375%	1/21/14	14,250	14,384
[10] Oesterreichische Kontrollbank AG		4.500%	3/9/15	2,600	2,834
[10] Oesterreichische Kontrollbank AG		2.000%	6/3/16	2,500	2,530
[10] Oesterreichische Kontrollbank AG		5.000%	4/25/17	4,025	4,612
	Pemex Project Funding Master Trust	7.375%	12/15/14	2,500	2,825
	Pemex Project Funding Master Trust	5.750%	3/1/18	11,125	12,577
	Pemex Project Funding Master Trust	6.625%	6/15/35	9,100	10,237
	Pemex Project Funding Master Trust	6.625%	6/15/38	2,025	2,302
	Petrobras International Finance Co. - Pifco	2.875%	2/6/15	5,150	5,282
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	3,350	3,514
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	13,325	15,141
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	12,250	12,536
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	11,775	13,258
	Petrobras International Finance Co. - Pifco	8.375%	12/10/18	2,300	2,907

Petrobras International Finance Co. - Pifco	7.875%	3/15/19	9,575	11,869
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	9,260	10,263
Petrobras International Finance Co. - Pifco	5.375%	1/27/21	8,325	8,961
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	8,025	9,418
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	7,700	9,019
Petroleos Mexicanos	4.875%	3/15/15	9,875	10,718
Petroleos Mexicanos	8.000%	5/3/19	1,675	2,115
Petroleos Mexicanos	6.000%	3/5/20	5,000	5,701
Petroleos Mexicanos	5.500%	1/21/21	7,645	8,459
6 Petroleos Mexicanos	4.875%	1/24/22	10,850	11,364
Petroleos Mexicanos	6.500%	6/2/41	6,800	7,609
6 Petroleos Mexicanos	6.500%	6/2/41	3,925	4,392
Province of British Columbia	2.850%	6/15/15	6,100	6,492
Province of British Columbia	2.100%	5/18/16	13,280	13,919
Province of Manitoba	1.375%	4/28/14	7,000	7,119
Province of Manitoba	2.625%	7/15/15	1,475	1,557
Province of Manitoba	4.900%	12/6/16	6,065	6,969
Province of Manitoba	1.300%	4/3/17	50	50
Province of New Brunswick	2.750%	6/15/18	7,575	7,955
Province of Nova Scotia	2.375%	7/21/15	6,390	6,662
Province of Nova Scotia	5.125%	1/26/17	1,000	1,161
Province of Nova Scotia	9.125%	5/1/21	1,280	1,863
Province of Ontario	1.375%	1/27/14	14,675	14,894
Province of Ontario	4.100%	6/16/14	13,250	14,247
Province of Ontario	2.950%	2/5/15	1,475	1,557
Province of Ontario	2.700%	6/16/15	10,800	11,391
Province of Ontario	1.875%	9/15/15	2,500	2,577
Province of Ontario	4.750%	1/19/16	4,325	4,879
Province of Ontario	5.450%	4/27/16	5,675	6,609
Province of Ontario	2.300%	5/10/16	26,290	27,359
Province of Ontario	1.600%	9/21/16	9,200	9,328
Province of Ontario	3.150%	12/15/17	5,525	5,915
Province of Ontario	3.000%	7/16/18	2,550	2,708
Province of Ontario	4.000%	10/7/19	3,750	4,154
Province of Ontario	4.400%	4/14/20	9,200	10,506
Province of Saskatchewan	7.375%	7/15/13	425	461
Quebec	4.875%	5/5/14	275	299
Quebec	4.600%	5/26/15	2,250	2,507
Quebec	5.125%	11/14/16	7,275	8,467
Quebec	4.625%	5/14/18	7,000	8,127
Quebec	3.500%	7/29/20	7,770	8,307
Quebec	2.750%	8/25/21	8,475	8,502
Quebec	7.125%	2/9/24	325	441
Quebec	7.500%	9/15/29	6,875	10,032
Region of Lombardy Italy	5.804%	10/25/32	1,050	764
Republic of Canada	2.375%	9/10/14	4,385	4,589
Republic of Canada	0.875%	2/14/17	14,250	14,133
Republic of Chile	3.875%	8/5/20	6,850	7,341
Republic of China	4.750%	10/29/13	1,800	1,901
Republic of Columbia	8.250%	12/22/14	2,000	2,347
Republic of Columbia	7.375%	1/27/17	4,900	6,051
Republic of Columbia	7.375%	3/18/19	12,550	16,064
Republic of Columbia	11.750%	2/25/20	1,050	1,669
Republic of Columbia	4.375%	7/12/21	9,795	10,652
Republic of Columbia	8.125%	5/21/24	2,800	3,955
Republic of Columbia	7.375%	9/18/37	4,500	6,289
Republic of Columbia	6.125%	1/18/41	16,250	19,648

Republic of Finland	6.950%	2/15/26	1,000	1,387
Republic of Italy	4.375%	6/15/13	4,350	4,480
Republic of Italy	2.125%	9/16/13	13,075	13,124
Republic of Italy	4.500%	1/21/15	4,000	4,135
Republic of Italy	3.125%	1/26/15	13,815	13,746
Republic of Italy	4.750%	1/25/16	14,850	15,221
Republic of Italy	5.250%	9/20/16	10,855	11,208
Republic of Italy	5.375%	6/12/17	9,400	9,694
Republic of Italy	6.875%	9/27/23	5,725	5,947
Republic of Italy	5.375%	6/15/33	5,650	5,438
Republic of Korea	4.250%	6/1/13	5,700	5,879
Republic of Korea	5.750%	4/16/14	3,375	3,644
Republic of Korea	4.875%	9/22/14	6,785	7,295
Republic of Korea	7.125%	4/16/19	3,175	3,927
Republic of Korea	5.625%	11/3/25	575	655
Republic of Panama	5.200%	1/30/20	10,455	11,927
Republic of Panama	7.125%	1/29/26	6,500	8,645
4 Republic of Panama	6.700%	1/26/36	9,148	11,828
Republic of Peru	7.125%	3/30/19	12,350	15,715
Republic of Peru	7.350%	7/21/25	1,525	2,082
Republic of Peru	8.750%	11/21/33	11,427	17,538
4 Republic of Peru	6.550%	3/14/37	5,200	6,643
Republic of Peru	5.625%	11/18/50	3,000	3,357
Republic of Poland	5.250%	1/15/14	800	846
Republic of Poland	3.875%	7/16/15	13,550	14,211
Republic of Poland	5.000%	10/19/15	750	817
Republic of Poland	6.375%	7/15/19	16,585	19,280
Republic of Poland	5.125%	4/21/21	7,850	8,360
Republic of Poland	5.000%	3/23/22	4,060	4,296
Republic of South Africa	6.875%	5/27/19	7,375	8,887
Republic of South Africa	5.500%	3/9/20	5,890	6,589
Republic of South Africa	4.665%	1/17/24	5,300	5,439
Republic of South Africa	6.250%	3/8/41	7,100	8,236
State of Israel	4.625%	6/15/13	750	777
State of Israel	5.125%	3/1/14	200	212
State of Israel	5.500%	11/9/16	3,480	3,935
State of Israel	5.125%	3/26/19	5,350	5,903
State of Israel	4.000%	6/30/22	8,300	8,236
Statoil ASA	3.875%	4/15/14	1,250	1,331
Statoil ASA	2.900%	10/15/14	950	999
Statoil ASA	1.800%	11/23/16	300	304
Statoil ASA	3.125%	8/17/17	5,590	5,989
Statoil ASA	5.250%	4/15/19	7,215	8,451
Statoil ASA	3.150%	1/23/22	3,175	3,209
Statoil ASA	7.250%	9/23/27	1,975	2,620
6 Statoil ASA	6.500%	12/1/28	225	280
Statoil ASA	7.150%	1/15/29	1,165	1,541
Statoil ASA	5.100%	8/17/40	4,000	4,466
Statoil ASA	4.250%	11/23/41	1,300	1,298
Svensk Exportkredit AB	3.250%	9/16/14	5,050	5,293
Svensk Exportkredit AB	1.750%	10/20/15	2,600	2,622
Svensk Exportkredit AB	2.125%	7/13/16	7,360	7,464
Svensk Exportkredit AB	5.125%	3/1/17	550	621
United Mexican States	5.875%	2/17/14	8,025	8,699
United Mexican States	6.625%	3/3/15	2,975	3,400
United Mexican States	11.375%	9/15/16	1,325	1,878
United Mexican States	5.625%	1/15/17	31,620	36,474

United Mexican States	5.950%	3/19/19	9,725	11,641
United Mexican States	5.125%	1/15/20	27,890	32,005
United Mexican States	8.300%	8/15/31	3,125	4,633
United Mexican States	6.750%	9/27/34	12,225	15,709
United Mexican States	6.050%	1/11/40	18,760	22,512
United Mexican States	4.750%	3/8/44	6,325	6,201
United Mexican States	5.750%	10/12/10	4,550	4,605
Total Sovereign Bonds (Cost $2,436,346)				2,565,721
Taxable Municipal Bonds (0.9%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	100	120
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	575	766
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	400	444
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	3,000	3,140
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	1,090	1,199
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	750	956
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	3,050	4,232
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	875	1,067
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,500	1,962
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,283	5,514
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,025	1,366
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	4,065	5,341
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.262%	7/1/39	650	774
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	6.276%	8/15/41	525	596
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.134%	8/15/42	150	175
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	4.794%	8/15/46	1,665	1,856
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	2,250	2,388
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	750	836
California GO	5.250%	4/1/14	1,675	1,810
California GO	3.950%	11/1/15	2,550	2,706
California GO	5.750%	3/1/17	4,000	4,612
California GO	6.200%	3/1/19	1,100	1,279
California GO	6.200%	10/1/19	4,935	5,772
California GO	5.700%	11/1/21	4,655	5,276
California GO	7.500%	4/1/34	14,380	18,219
California GO	5.650%	4/1/39	1,225	1,286

California GO	7.550%	4/1/39	9,295	11,943
California GO	7.300%	10/1/39	1,200	1,502
California GO	7.350%	11/1/39	9,525	11,995
California GO	7.625%	3/1/40	2,950	3,819
California GO	7.600%	11/1/40	2,900	3,752
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	550	667
Chicago IL Board of Education GO	6.319%	11/1/29	1,025	1,166
Chicago IL Board of Education GO	6.138%	12/1/39	400	443
Chicago IL GO	7.781%	1/1/35	825	1,048
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	2,675	3,212
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	400	440
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	600	733
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,650	1,867
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	3,065	3,682
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	600	725
Chicago IL Water Revenue	6.742%	11/1/40	900	1,123
Clark County NV Airport Revenue	6.881%	7/1/42	550	620
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	2,350	2,853
Connecticut GO	5.090%	10/1/30	800	880
Connecticut GO	5.850%	3/15/32	6,665	8,080
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	100	111
Cook County IL GO	6.229%	11/15/34	750	853
Curators of the University of Missouri System
Facilities Revenue	5.960%	11/1/39	1,000	1,257
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	2,700	3,339
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,033
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	1,650	1,827
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,100	1,415
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,675	3,027
Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,813
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	525	634
Denver CO Public Schools Revenue (City &
County of Denver School District No. 1)
COP	7.017%	12/15/37	1,050	1,286
District of Columbia Income Tax Revenue	5.591%	12/1/34	450	541
District of Columbia Income Tax Revenue	5.582%	12/1/35	650	784
East Baton Rouge LA Sewer Commission
Revenue	6.087%	2/1/45	975	1,055
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	4,400	5,524
George Washington University District of
Columbia GO	3.485%	9/15/22	4,400	4,459
Georgia GO	4.503%	11/1/25	2,300	2,617
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	6,445	7,235

Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	2,250	2,514
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	1,325	1,376
Harvard University Massachusetts GO	4.875%	10/15/40	2,925	3,326
Howard Hughes Medical Institute Maryland
GO	3.450%	9/1/14	1,450	1,545
Illinois GO	4.071%	1/1/14	5,980	6,199
Illinois GO	4.511%	3/1/15	3,350	3,521
Illinois GO	5.365%	3/1/17	3,000	3,260
Illinois GO	5.665%	3/1/18	5,000	5,472
Illinois GO	4.950%	6/1/23	5,125	5,203
Illinois GO	5.100%	6/1/33	29,230	27,676
Illinois GO	6.630%	2/1/35	1,050	1,148
Illinois GO	6.725%	4/1/35	3,250	3,587
Illinois GO	7.350%	7/1/35	4,200	4,911
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	460	550
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	625	721
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	3,700	4,595
[11] Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	1,525	1,614
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	300	309
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	650	851
Los Angeles CA Community College District
GO	6.600%	8/1/42	1,950	2,519
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	850	1,001
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	2,400	2,891
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	600	672
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	5,215	6,904
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	663
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,500	1,709
Los Angeles CA Unified School District GO	5.750%	7/1/34	7,190	8,264
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	2,200	2,612
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	1,700	2,125
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	850	1,075
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University)	5.250%	7/1/19	2,275	2,683
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	800	995
Massachusetts GO	4.200%	12/1/21	3,000	3,352
Massachusetts GO	5.456%	12/1/39	3,640	4,370
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	2,100	2,607
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	475	596

Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	2,415	2,771
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	1,500	1,764
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	1,000	1,143
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	525	583
Metropolitan Water District of Southern
California Water Revenue	6.947%	7/1/40	650	772
Mississippi GO	5.245%	11/1/34	700	797
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	600	708
New Hampshire Health & Educational
Facilities Authority Revenue (Dartmouth
College)	4.750%	6/1/19	275	316
[12] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	4,065	5,083
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.700%	3/1/39	1,500	1,909
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	2,355	2,658
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	5,290	6,812
[13] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	735	774
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	4,400	6,276
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,498
New York City NY GO	6.646%	12/1/31	100	117
New York City NY GO	6.246%	6/1/35	750	820
New York City NY GO	5.968%	3/1/36	1,840	2,255
New York City NY GO	5.985%	12/1/36	600	725
New York City NY GO	5.517%	10/1/37	3,225	3,736
New York City NY GO	6.271%	12/1/37	3,450	4,295
New York City NY GO	5.846%	6/1/40	750	916
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	500	621
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	4,000	4,353
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	1,150	1,488
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	350	452
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	1,400	1,648
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	3,890	4,917
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	2,500	3,218
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	750	887
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	3,300	3,861
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	1,000	1,177
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	3,950	5,512

New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	400	478
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.548%	11/15/31	300	357
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	800	920
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	2,340	2,873
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.668%	11/15/39	2,000	2,507
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	3,745	4,329
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	1,250	1,408
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	900	1,047
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	750	848
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	2,175	2,550
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	650	780
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	1,450	1,867
Ohio State University General Receipts
Revenue	4.910%	6/1/40	1,575	1,751
Ohio State University General Receipts
Revenue	4.800%	6/1/11	1,135	1,147
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,000	1,075
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	650	859
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	1,050	1,271
Oregon GO	5.762%	6/1/23	650	792
Oregon GO	5.892%	6/1/27	975	1,181
[13] Oregon School Boards Association GO	4.759%	6/30/28	700	761
[11] Oregon School Boards Association GO	5.528%	6/30/28	375	413
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,700	1,670
Pennsylvania GO	4.650%	2/15/26	850	954
Pennsylvania GO	5.350%	5/1/30	3,000	3,290
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	1,000	1,121
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	550	608
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	550	611
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	850	1,034
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	4,700	5,478
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	4,465	4,759
Puerto Rico Government Development Bank
GO	3.670%	5/1/14	2,000	2,040
Puerto Rico Government Development Bank
GO	4.704%	5/1/16	1,750	1,808

Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	1,400	1,749
Rutgers State University NJ Revenue	5.665%	5/1/40	725	851
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	750	835
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	1,500	1,892
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	1,175	1,426
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	2,075	2,543
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	3,060	3,137
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	750	955
San Francisco CA City & County Public Utility
Commission Water Revenue	6.000%	11/1/40	1,600	1,897
San Francisco CA City & County Public Utility
Commission Water Revenue	6.950%	11/1/50	3,000	4,040
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	3,855	4,538
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	775	844
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	4,125	5,516
Texas GO	5.517%	4/1/39	1,590	1,965
Texas Transportation Commission Revenue	5.028%	4/1/26	750	896
Texas Transportation Commission Revenue	5.178%	4/1/30	3,300	3,851
Texas Transportation Commission Revenue	4.631%	4/1/33	2,300	2,535
Texas Transportation Commission Revenue	4.681%	4/1/40	1,375	1,513
Tufts University Massachusetts GO	5.017%	4/15/12	4,700	4,754
University of California Regents Medical
Center Revenue	6.548%	5/15/48	1,600	1,965
University of California Regents Medical
Center Revenue	6.583%	5/15/49	975	1,201
University of California Revenue	0.887%	7/1/13	600	604
University of California Revenue	5.770%	5/15/43	5,790	6,808
University of California Revenue	5.946%	5/15/45	4,950	5,785
University of California Revenue	4.858%	5/15/12	4,125	4,010
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	600	706
University of Pennsylvania	4.674%	9/1/12	5,500	5,414
University of Southern California Revenue	5.250%	10/1/11	1,800	2,035
University of Virginia Revenue	6.200%	9/1/39	1,000	1,356
Utah GO	4.554%	7/1/24	1,000	1,149
Utah GO	3.539%	7/1/25	2,300	2,442
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	100	128
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	730	856
Washington GO	5.090%	8/1/33	3,825	4,313
Washington GO	5.481%	8/1/39	270	325
Washington GO	5.140%	8/1/40	1,920	2,224
[11] Wisconsin GO	4.800%	5/1/13	775	812
[11] Wisconsin GO	5.700%	5/1/26	1,800	2,038
Total Taxable Municipal Bonds (Cost $451,025)				517,825

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (5.9%)
Money Market Fund (5.9%)
[14] Vanguard Market Liquidity Fund
(Cost $3,277,472)	0.123%	3,277,472,188	3,277,472

Total Investments (105.0%) (Cost $56,423,551)			58,699,280
Other Assets and Liabilities-Net (-5.0%)			(2,776,561)
Net Assets (100%)			55,922,719

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government. 2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2012.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate value of these securities was $139,119,000, representing 0.2% of net assets.
7 Non-income-producing security--security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

Total Bond Market II Index Fund

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

Total Bond Market II Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	39,433,818	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,322,318	—
Corporate Bonds	—	11,582,126	—
Sovereign Bonds	—	2,565,721	—
Taxable Municipal Bonds	—	517,825	—
Temporary Cash Investments	3,277,472	—	—
Total	3,277,472	55,421,808	—

E. At March 31, 2012, the cost of investment securities for tax purposes was $56,423,551,000. Net unrealized appreciation of investment securities for tax purposes was $2,275,729,000, consisting of unrealized gains of $2,359,407,000 on securities that had risen in value since their purchase and $83,678,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 22, 2012

VANGUARD BOND INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 22, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.